                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7704

                              Schwab Capital Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


             101 Montgomery Street, San Francisco, California 94104
              ----------------------------------------------------
              (Address of principal executive offices)  (Zip code)


                                Randall W. Merk
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
              ----------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2002 - April 30, 2003

Item 1: Report(s) to Shareholders

Schwab Equity Index Funds

      SEMIANNUAL REPORT
      April 30, 2003

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)

                                                       [CHARLES SCHWAB LOGO]

Five ways to put the power of the stock market in your portfolio-with some of the lowest expenses in the industry.

In This Report

     Management's Discussion................................................   2
     The president of SchwabFunds(R) and the funds' managers discuss the factors that affected fund performance during the report period.

     Fund Performance and Related Data
     Fund and index performance data, fund facts, portfolio holdings and fund financials.

       Schwab S&P 500 Fund..................................................   6
       Investor Shares: SWPIX Select Shares(R): SWPPX e.Shares(R): SWPEX
       The fund's goal is to track the total return of the S&P 500(R)
       Index. 1

       Schwab 1000 Fund(R)..................................................  23
       Investor Shares: SNXFX Select Shares: SNXSX The fund's goal is to track the total return of the Schwab 1000 Index(R).

       Schwab Small-Cap Index Fund(R).......................................  45
       Investor Shares: SWSMX Select Shares: SWSSX The fund's goal is to track the total return of the Schwab Small-Cap Index(R).

       Schwab Total Stock Market Index Fund(R)..............................  68
       Investor Shares: SWTIX Select Shares: SWTSX The fund's goal is to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index. 2

       Schwab International Index Fund(R)................................... 119
       Investor Shares: SWINX Select Shares: SWISX The fund's goal is to track the total return of the Schwab International Index(R).

     Financial Notes........................................................ 133

     Glossary............................................................... 137

     1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and
       500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

     2 Wilshire and Wilshire 5000 are registered service marks of Wilshire
       Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

FROM THE CHAIRMAN

[PHOTO OF CHARLES R. SCHWAB]
Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION  November 1, 2002--April 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Equity Index Funds

[PHOTO OF GERI HOM & LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the funds. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the Total Stock Market and International Index funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.


                                                       Schwab Equity Index Funds

MANAGEMENT'S DISCUSSION  continued

Stock prices during the period appeared to generally reflect companies' established earning power, although anticipated future earnings began to drive returns in some sectors.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investors' sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

THE FUNDS

ALL OF THE EQUITY INDEX FUNDS POSTED POSITIVE TOTAL RETURNS FOR THE REPORT PERIOD. Because the funds in this report are index funds, they are affected by the same factors that impact their respective benchmark indices.

The total return of the SCHWAB S&P 500 FUND was similar to that of its benchmark, the S&P 500(R) Index, which was 4.48% for the period. During the period, six companies were dropped from the S&P 500(R) Index and replaced by others. Being added to or dropped from the S&P 500 often

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period


This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.48% S&P 500(R)INDEX: measures U.S. large-cap stocks

7.55% RUSSELL 2000(R)INDEX: measures U.S. small-cap stocks

1.81% MSCI-EAFE(R)INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.31% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S.
      bond market

[LINE GRAPH]

                    Lehman Brother U.S.
                   Aggregate Bond Index        MSCI-EAFE Index          Russell 2000 Index        S&P 500 Index
31-Oct-02                     0                        0                        0                        0
   Nov-02                 -0.18                    -0.36                      2.6                     1.72
   Nov-02                  0.59                     1.71                     2.65                     1.95
   Nov-02                  0.25                     0.52                      3.5                      2.2
   Nov-02                 -0.07                     3.64                     6.59                      5.6
   Nov-02                 -0.03                      4.7                     9.98                      6.2
   Dec-02                  0.52                     0.96                     5.77                     2.59
   Dec-02                  0.86                    -0.03                     6.05                     2.06
   Dec-02                  1.42                    -1.25                     2.87                     0.14
   Dec-02                  1.99                     0.71                      4.5                     0.75
   Jan-03                  1.36                     2.13                     5.44                     3.01
   Jan-03                  1.18                     2.45                     6.35                     5.14
   Jan-03                  1.83                      3.2                     6.09                      3.7
   Jan-03                   2.2                    -0.55                     3.09                     0.61
   Jan-03                  2.12                    -3.01                    -1.19                    -4.19
   Feb-03                  2.47                    -3.67                    -1.94                    -4.88
   Feb-03                  2.45                    -4.75                    -4.58                    -7.18
   Feb-03                  2.75                    -3.54                    -3.25                    -4.91
   Feb-03                  3.54                    -6.69                    -2.77                    -4.84
   Mar-03                  3.82                    -6.69                    -4.79                    -6.53
   Mar-03                  3.45                   -10.09                     -4.3                    -5.38
   Mar-03                  2.18                    -5.24                    -0.25                    -0.36
   Mar-03                  3.12                    -5.07                    -0.45                    -1.16
   Apr-03                  3.12                    -4.67                     1.13                    -0.23
   Apr-03                  3.14                    -3.48                     0.46                    -0.74
   Apr-03                   3.4                    -0.88                     3.46                     1.78
   Apr-03                  3.96                     0.21                     5.76                     3.82
30-Apr-03                  4.31                     1.81                     7.55                     4.48

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab Equity Index Funds

Each of the funds remained fully invested for the period, allowing for a small portion of assets held in cash to maintain liquidity for fund expenses and shareholder transactions.

has an immediate effect on a stock's price. We adjusted the fund's portfolio to track these six changes, but sought to manage our transactions to avoid buying at highs and selling at lows while still avoiding the risk of missing out on exposure to market gains.

The total return for the SCHWAB 1000 FUND(R) was similar to its benchmark, the Schwab 1000 Index(R), which had a total return of 4.55% for the period. The SCHWAB SMALL-CAP INDEX FUND(R) also performed similarly to its benchmark, the Schwab Small-Cap Index(R), which had a total return of 5.29%.In January 2003,regular yearly readjustments were made to both of these indices, bringing their composition in line with current market composition. A total of 118 companies were replaced in the Schwab 1000 Index and 566 in the Schwab Small-Cap Index. The stocks in both funds were then adjusted accordingly. Small-cap stocks moved higher in April 2003, and mid-caps saw some of that interest as well. We attribute this to the end of heavy fighting in Iraq (there was similar market movement after the Gulf War in 1991) and to the fact that small-cap stocks historically have often been the first to revive in a bear market.

The small-cap rally in April helped the performance of the SCHWAB TOTAL STOCK MARKET INDEX FUND(R), but it also contributed to the fund's tracking error (the difference between fund total return and index total return). Although the fund owns shares in 3,000 of the over 5,000 names in the Wilshire 5000,those it does not hold--typically the smallest and least liquid stocks--were among the better performers for this period. In spite of this, the fund still performed similarly to its benchmark, the Wilshire 5000 Index, which had a total return of 5.02% for the period.

International markets were modestly positive for the period.The Schwab International Index(R), the benchmark for the SCHWAB INTERNATIONAL INDEX FUND(R),had a total return of 2.11%, outperforming the broader MSCI-EAFE
Index. This was due to the benchmark's exposure to Canada (which is not in the MSCI-EAFE) and its smaller weighting in Japan, which performed poorly. The fund itself lagged both indices, largely because of the higher trading costs associated with international investing and the fact that the fund has expenses that the indices do not have.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Index figures are not annualized.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                       Schwab Equity Index Funds

SCHWAB S&P 500 FUND

PERFORMANCE as of 4/30/03: Investor Shares

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                           INVESTOR SHARES      S&P 500 INDEX              CATEGORY AVERAGE
6 MONTHS                        4.35%                4.48%                       3.31%
1 YEAR                        -13.52%              -13.31%                     -14.72%
5 YEARS                        -2.72%               -2.43%                      -3.05%
SINCE INCEPTION: 5/1/96         6.16%                6.57%                         n/a

                                                    6 MONTHS                             1 YEAR
                                                    --------                             ------
                                        INVESTOR SHARES  CATEGORY AVERAGE   INVESTOR SHARES  CATEGORY AVERAGE
TOTAL RETURNS AFTER TAX
-------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           3.76%            1.05%              -14.01%          -16.49%
-------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          2.69%            0.75%               -8.46%          -10.00%
-------------------------------------------------------------------------------------------------------------

                                                    5 YEARS                          SINCE INCEPTION
                                                    -------                          ----------------
                                        INVESTOR SHARES  CATEGORY AVERAGE   INVESTOR SHARES  CATEGORY AVERAGE
TOTAL RETURNS AFTER TAX
-------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           -3.11%           -4.40%             5.76%              --
-------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          -2.30%           -2.60%             4.91%              --
-------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the S&P 500 Index.

$15,202 INVESTOR SHARES
$15,614 S&P 500 INDEX

[LINE CHART]

                  INVESTOR
                   SHARES         S&P 500 Index
30-Apr-96          10000              10000
   May-96          10250              10257
   Jun-96          10290              10296
   Jul-96           9840               9841
   Aug-96          10040              10049
   Sep-96          10600              10613
   Oct-96          10880              10906
   Nov-96          11690              11731
   Dec-96          11462              11498
   Jan-97          12157              12216
   Feb-97          12248              12312
   Mar-97          11744              11808
   Apr-97          12430              12511
   May-97          13186              13272
   Jun-97          13760              13867
   Jul-97          14849              14969
   Aug-97          14012              14131
   Sep-97          14778              14904
   Oct-97          14284              14406
   Nov-97          14930              15073
   Dec-97          15184              15332
   Jan-98          15357              15502
   Feb-98          16455              16620
   Mar-98          17289              17471
   Apr-98          17452              17647
   May-98          17147              17344
   Jun-98          17838              18048
   Jul-98          17645              17857
   Aug-98          15092              15278
   Sep-98          16058              16257
   Oct-98          17340              17579
   Nov-98          18387              18645
   Dec-98          19443              19718
   Jan-99          20253              20543
   Feb-99          19617              19904
   Mar-99          20397              20700
   Apr-99          21176              21501
   May-99          20663              20994
   Jun-99          21812              22159
   Jul-99          21125              21467
   Aug-99          21012              21360
   Sep-99          20428              20775
   Oct-99          21709              22090
   Nov-99          22150              22539
   Dec-99          23448              23866
   Jan-00          22266              22668
   Feb-00          21841              22239
   Mar-00          23967              24414
   Apr-00          23241              23679
   May-00          22753              23194
   Jun-00          23313              23767
   Jul-00          22940              23396
   Aug-00          24361              24849
   Sep-00          23075              23537
   Oct-00          22971              23438
   Nov-00          21156              21591
   Dec-00          21261              21697
   Jan-01          22014              22467
   Feb-01          19996              20418
   Mar-01          18730              19124
   Apr-01          20174              20610
   May-01          20310              20748
   Jun-01          19808              20244
   Jul-01          19609              20045
   Aug-01          18375              18790
   Sep-01          16890              17272
   Oct-01          17204              17602
   Nov-01          18521              18952
   Dec-01          18678              19119
   Jan-02          18403              18840
   Feb-02          18044              18476
   Mar-02          18710              19171
   Apr-02          17579              18009
   May-02          17442              17876
   Jun-02          16195              16603
   Jul-02          14938              15310
   Aug-02          15023              15409
   Sep-02          13396              13734
   Oct-02          14568              14943
   Nov-02          15424              15823
   Dec-02          14516              14894
   Jan-03          14130              14504
   Feb-03          13915              14286
   Mar-03          14044              14425
30-Apr-03          15202              15614

   All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information:
   Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one-and five-year periods was 1,410, 1,362 and 711, respectively. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Equity Index Funds

SCHWAB S&P 500 FUND

Select Shares(R)

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                           SELECT SHARES        S&P 500 INDEX              CATEGORY AVERAGE
6 MONTHS                        4.45%                4.48%                       3.31%
1 YEAR                        -13.35%              -13.31%                     -14.72%
5 YEARS                        -2.57%               -2.43%                      -3.05%
SINCE INCEPTION: 5/19/97        2.91%                3.09%                         n/a

                                                    6 MONTHS                              1 YEAR
                                                    --------                              ------
                                          SELECT SHARES   CATEGORY AVERAGE     SELECT SHARES  CATEGORY AVERAGE
TOTAL RETURNS AFTER TAX
-------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)            3.79%            1.05%              -13.89%          -16.49%
-------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)           2.74%            0.75%               -8.35%          -10.00%
-------------------------------------------------------------------------------------------------------------

                                                     5 YEARS                          SINCE INCEPTION
                                                     -------                          ---------------
                                          SELECT SHARES   CATEGORY AVERAGE     SELECT SHARES  CATEGORY AVERAGE
TOTAL RETURNS AFTER TAX
--------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           -3.02%            -4.40%              2.44%             --
--------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          -2.21%            -2.60%              2.16%             --
--------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in the S&P 500 Index.

$59,300 SELECT SHARES
$59,916 S&P 500 INDEX

[LINE GRAPH]

                   SELECT
                   SHARES         S&P 500 Index
19-May-97          50000              50000
   May-97          50935              50930
   Jun-97          53190              53212
   Jul-97          57395              57442
   Aug-97          54165              54225
   Sep-97          57120              57191
   Oct-97          55215              55281
   Nov-97          57745              57841
   Dec-97          58745              58836
   Jan-98          59375              59489
   Feb-98          63660              63778
   Mar-98          66880              67043
   Apr-98          67550              67720
   May-98          66370              66556
   Jun-98          69040              69258
   Jul-98          68295              68524
   Aug-98          58435              58629
   Sep-98          62165              62387
   Oct-98          67155              67459
   Nov-98          71245              71547
   Dec-98          75340              75668
   Jan-99          78475              78831
   Feb-99          76015              76379
   Mar-99          79030              79434
   Apr-99          82085              82509
   May-99          80140              80561
   Jun-99          84545              85033
   Jul-99          81885              82380
   Aug-99          81490              81968
   Sep-99          79230              79721
   Oct-99          84230              84767
   Nov-99          85935              86491
   Dec-99          91000              91585
   Jan-00          86420              86987
   Feb-00          84770              85341
   Mar-00          93050              93687
   Apr-00          90235              90867
   May-00          88350              89004
   Jun-00          90515              91203
   Jul-00          89110              89780
   Aug-00          94655              95356
   Sep-00          89635              90322
   Oct-00          89230              89942
   Nov-00          82200              82855
   Dec-00          82655              83261
   Jan-01          85540              86217
   Feb-01          77745              78354
   Mar-01          72835              73386
   Apr-01          78480              79088
   May-01          78965              79618
   Jun-01          77055              77683
   Jul-01          76285              76922
   Aug-01          71500              72107
   Sep-01          65735              66280
   Oct-01          66955              67546
   Nov-01          72065              72727
   Dec-01          72700              73367
   Jan-02          71635              72296
   Feb-02          70240              70901
   Mar-02          72865              73567
   Apr-02          68430              69108
   May-02          67940              68597
   Jun-02          63095              63713
   Jul-02          58170              58750
   Aug-02          58580              59132
   Sep-02          52175              52704
   Oct-02          56775              57342
   Nov-02          60140              60719
   Dec-02          56585              57155
   Jan-03          55085              55658
   Feb-03          54250              54823
   Mar-03          54790              55355
30-Apr-03          59300              59916

   All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information:
   Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one-and five-year periods was 1,410, 1,362 and 711, respectively. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


                                                       Schwab Equity Index Funds

SCHWAB S&P 500 FUND

e.Shares(R)

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                           e.SHARES             S&P 500 INDEX              CATEGORY AVERAGE

6 MONTHS                      4.42%                  4.48%                       3.31%
1 YEAR                      -13.46%                -13.31%                     -14.72%
5 YEARS                      -2.66%                 -2.43%                      -3.05%
SINCE INCEPTION: 5/1/96       6.26%                  6.57%                         n/a

                                                    6 MONTHS                              1 YEAR
                                                    --------                              ------
                                           e.SHARES      CATEGORY AVERAGE     e.SHARES      CATEGORY AVERAGE
TOTAL RETURNS AFTER TAX
-------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           3.81%             1.05%           -13.97%           -16.49%
-------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          2.73%             0.75%            -8.43%           -10.00%
-------------------------------------------------------------------------------------------------------------

                                                       5 YEARS                        SINCE INCEPTION
                                                       -------                        ---------------
                                            e.SHARES     CATEGORY AVERAGE     e.SHARES      CATEGORY AVERAGE
TOTAL RETURNS AFTER TAX
-------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           -3.08%            -4.40%           5.81%               --
-------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          -2.27%            -2.60%           4.97%               --
-------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in the S&P 500 Index.

$15,294 e.SHARES
$15,614 S&P 500 INDEX

[LINE GRAPH]

                  e.SHARES        S&P 500 Index
30-Apr-96          10000               10000
   May-96          10250               10257
   Jun-96          10290               10296
   Jul-96           9840                9841
   Aug-96          10050               10049
   Sep-96          10600               10613
   Oct-96          10890               10906
   Nov-96          11710               11731
   Dec-96          11473               11498
   Jan-97          12179               12216
   Feb-97          12270               12312
   Mar-97          11766               11808
   Apr-97          12452               12511
   May-97          13209               13272
   Jun-97          13794               13867
   Jul-97          14873               14969
   Aug-97          14036               14131
   Sep-97          14803               14904
   Oct-97          14318               14406
   Nov-97          14964               15073
   Dec-97          15227               15332
   Jan-98          15390               15502
   Feb-98          16490               16620
   Mar-98          17336               17471
   Apr-98          17499               17647
   May-98          17193               17344
   Jun-98          17886               18048
   Jul-98          17692               17857
   Aug-98          15136               15278
   Sep-98          16103               16257
   Oct-98          17397               17579
   Nov-98          18446               18645
   Dec-98          19504               19718
   Jan-99          20316               20543
   Feb-99          19679               19904
   Mar-99          20459               20700
   Apr-99          21240               21501
   May-99          20737               20994
   Jun-99          21878               22159
   Jul-99          21199               21467
   Aug-99          21086               21360
   Sep-99          20501               20775
   Oct-99          21795               22090
   Nov-99          22227               22539
   Dec-99          23536               23866
   Jan-00          22350               22668
   Feb-00          21924               22239
   Mar-00          24057               24414
   Apr-00          23328               23679
   May-00          22850               23194
   Jun-00          23401               23767
   Jul-00          23037               23396
   Aug-00          24462               24849
   Sep-00          23172               23537
   Oct-00          23068               23438
   Nov-00          21247               21591
   Dec-00          21364               21697
   Jan-01          22110               22467
   Feb-01          20092               20418
   Mar-01          18821               19124
   Apr-01          20271               20610
   May-01          20407               20748
   Jun-01          19903               20244
   Jul-01          19703               20045
   Aug-01          18463               18790
   Sep-01          16971               17272
   Oct-01          17297               17602
   Nov-01          18610               18952
   Dec-01          18768               19119
   Jan-02          18492               18840
   Feb-02          18141               18476
   Mar-02          18810               19171
   Apr-02          17674               18009
   May-02          17536               17876
   Jun-02          16282               16603
   Jul-02          15019               15310
   Aug-02          15114               15409
   Sep-02          13468               13734
   Oct-02          14647               14943
   Nov-02          15507               15823
   Dec-02          14593               14894
   Jan-03          14216               14504
   Feb-03          14000               14286
   Mar-03          14129               14425
30-Apr-03          15294               15614

   All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information:
   Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one-and five-year periods was 1,410, 1,362 and 711, respectively. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Equity Index Funds

SCHWAB S&P 500 FUND

FUND FACTS as of 4/30/03

FUND CATEGORY 1

                       INVESTMENT STYLE 1
MARKET CAP          Value    Blend    Growth
  Large              / /      /X/       / /
  Medium             / /      / /       / /
  Small              / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                               504
---------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)            $48,401
---------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                      24.5
---------------------------------------------------------
PRICE/BOOK RATIO (P/B)                           4.5
---------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                          2%
---------------------------------------------------------
EXPENSE RATIO 3
  Investor Shares                               0.37%
  Select Shares(R)                              0.19%
  e.Shares(R)                                   0.28%
---------------------------------------------------------

TOP HOLDINGS 4

                                              % OF
SECURITY                                   INVESTMENTS
 (1) GENERAL ELECTRIC CO.                        3.5%
---------------------------------------------------------
 (2) MICROSOFT CORP.                             3.2%
---------------------------------------------------------
 (3) WAL-MART STORES, INC.                       2.9%
---------------------------------------------------------
 (4) PFIZER, INC.                                2.9%
---------------------------------------------------------
 (5) EXXON MOBIL CORP.                           2.8%
---------------------------------------------------------
 (6) CITIGROUP, INC.                             2.4%
---------------------------------------------------------
 (7) JOHNSON & JOHNSON                           2.0%
---------------------------------------------------------
 (8) AMERICAN INTERNATIONAL GROUP, INC.          1.8%
---------------------------------------------------------
 (9) INTERNATIONAL BUSINESS MACHINES CORP.       1.7%
---------------------------------------------------------
(10) MERCK & CO., INC.                           1.5%
---------------------------------------------------------
     TOTAL                                      24.7%
---------------------------------------------------------

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

14.7%  HEALTHCARE/DRUGS & MEDICINE
 9.5%  BUSINESS MACHINES & SOFTWARE
 7.7%  BANKS
 7.5%  MISCELLANEOUS FINANCE
 7.3%  RETAIL
 5.2%  PRODUCER GOODS & MANUFACTURING
 5.1%  INSURANCE
 4.5%  FOOD & AGRICULTURE
 4.4%  ELECTRONICS
34.1%  OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                       Schwab Equity Index Funds

SCHWAB S&P 500 FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                        11/1/02-    11/1/01-    11/1/00-     11/1/99-    11/1/98-   11/1/97-
INVESTOR SHARES                                         4/30/03     10/31/02    10/31/01     10/31/00    10/31/99   10/31/98
                                                        --------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   13.79       16.45       22.15        21.17       17.05      14.17
                                                        --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.10        0.20        0.17         0.17        0.17       0.16
   Net realized and unrealized gains or losses            0.49       (2.68)      (5.70)        1.06        4.10       2.85
                                                        --------------------------------------------------------------------
   Total income or loss from investment operations        0.59       (2.48)      (5.53)        1.23        4.27       3.01
Less distributions:
   Dividends from net investment income                  (0.20)      (0.18)      (0.17)       (0.18)      (0.15)     (0.13)
   Distributions from net realized gains                    --          --          --        (0.07)         --         --
                                                        --------------------------------------------------------------------
   Total distributions                                   (0.20)      (0.18)      (0.17)       (0.25)      (0.15)     (0.13)
                                                        --------------------------------------------------------------------
Net asset value at end of period                         14.18       13.79       16.45        22.15       21.17      17.05
                                                        --------------------------------------------------------------------
Total return (%)                                          4.35 2    (15.32)     (25.11)        5.81       25.20      21.39

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.36 3      0.35        0.35         0.35 1      0.35       0.35
Expense reductions reflected in above ratio               0.10 3      0.11        0.11         0.16        0.27       0.28
Ratio of net investment income to
  average net assets                                      1.49 3      1.21        0.95         0.81        1.01       1.25
Portfolio turnover rate                                      2 2         8           4            9           3          1
Net assets, end of period ($ x 1,000,000)                2,933       2,760       3,070        3,617       3,183      1,935

1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.


See financial notes.


                                                        11/1/02-    11/1/01-   11/1/00-      11/1/99-    11/1/98-   11/1/97-
SELECT SHARES(R)                                        4/30/03     10/31/02   10/31/01      10/31/00    10/31/99   10/31/98
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   13.83       16.50       22.21        21.23       17.09      14.19
                                                        --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.12        0.22        0.20         0.20        0.20       0.26
  Net realized and unrealized gains or losses             0.49       (2.69)      (5.71)        1.06        4.12       2.78
                                                        --------------------------------------------------------------------
  Total income or loss from investment operations         0.61       (2.47)      (5.51)        1.26        4.32       3.04
Less distributions:
  Dividends from net investment income                   (0.23)      (0.20)      (0.20)       (0.21)      (0.18)     (0.14)
  Distributions from net realized gains                     --          --         --         (0.07)         --         --
                                                        --------------------------------------------------------------------
  Total distributions                                    (0.23)      (0.20)      (0.20)       (0.28)      (0.18)     (0.14)
                                                        --------------------------------------------------------------------
Net asset value at end of period                         14.21       13.83       16.50        22.21       21.23      17.09
                                                        --------------------------------------------------------------------
Total return (%)                                          4.45 3    (15.20)     (24.97)        5.94       25.42      21.63

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.19 4      0.19        0.19         0.19 1      0.19       0.19
Expense reductions reflected in above ratio               0.12 4      0.12        0.12         0.16        0.28       0.28
Ratio of net investment income to
  average net assets                                      1.67 4      1.37        1.11         0.98        1.17       1.40
Portfolio turnover rate                                      2 3         8           4            9           3          1
Net assets, end of period ($ x 1,000,000)                3,113       3,029       3,563        4,357       3,750      1,548

                                                        11/1/02-    11/1/01-   11/1/00-      11/1/99-    11/1/98-   11/1/97-
E.SHARES(R)                                             4/30/03     10/31/02   10/31/01      10/31/00    10/31/99   10/31/98
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   13.79       16.46       22.17        21.21         17.08    14.19
                                                        --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.11        0.23        0.20         0.20          0.20     0.15
  Net realized and unrealized gains or losses             0.49       (2.71)      (5.71)        1.04          4.09     2.88
                                                        --------------------------------------------------------------------
  Total income or loss from investment operations         0.60       (2.48)      (5.51)        1.24          4.29     3.03
Less distributions:
  Dividends from net investment income                   (0.21)      (0.19)      (0.20)       (0.21)        (0.16)   (0.14)
  Distributions from net realized gains                     --          --          --        (0.07)           --       --
                                                        --------------------------------------------------------------------
  Total distributions                                    (0.21)      (0.19)      (0.20)       (0.28)        (0.16)   (0.14)
                                                        --------------------------------------------------------------------
Net asset value at end of period                         14.18       13.79       16.46        22.17         21.21    17.08
                                                        --------------------------------------------------------------------
Total return (%)                                          4.42 3    (15.32)     (25.02)        5.84         25.28    21.50

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.28 4      0.28        0.28         0.28 2        0.28     0.28
Expense reductions reflected in above ratio               0.03 4      0.03        0.03         0.07          0.20     0.24
Ratio of net investment income to
  average net assets                                      1.57 4      1.28        1.02         0.88          1.08     1.32
Portfolio turnover rate                                      2 3         8           4            9             3        1
Net assets, end of period ($ x 1,000,000)                  223         220         304          441           435      281

1 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.

2 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.

3 Not annualized.

4 Annualized.


                                                            See financial notes.

SCHWAB&P 500 FUND -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                COST       MARKET VALUE
HOLDINGS BY CATEGORY                          ($x1,000)      ($x1,000)
------------------------------------------------------------------------
99.8%  COMMON STOCK                            7,029,029       6,257,750

 0.2%  SHORT-TERM
       INVESTMENT                                 10,974          10,974

 0.0%  U.S. TREASURY
       OBLIGATIONS                                   549             549
------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                       7,040,552       6,269,273

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
      COMMON STOCK 99.8% of investments

      AEROSPACE / DEFENSE 1.5%
      ------------------------------------------------------------------
      The Boeing Co.    619,522                                   16,901
      Crane Co.    44,919                                            877
      General Dynamics Corp.    149,482                            9,278
      Goodrich Corp.    84,839                                     1,194
      Lockheed Martin Corp.    337,596                            16,897
      Northrop Grumman Corp.    134,772                           11,853
      Raytheon Co.    297,872                                      8,915
      Rockwell Automation, Inc.    135,698                         3,094
      Rockwell Collins, Inc.    135,398                            2,895
      Textron, Inc.    100,629                                     2,967
      United Technologies Corp.    346,613                        21,424
                                                                  ------
                                                                  96,295

      AIR TRANSPORTATION 0.4%
      ------------------------------------------------------------------
      Delta Air Lines, Inc.    94,113                              1,204
      FedEx Corp.    221,042                                      13,236
      Southwest Airlines Co.    569,118                            9,083
                                                                  ------
                                                                  23,523

      ALCOHOLIC BEVERAGES 0.6%
      ------------------------------------------------------------------
      Adolph Coors Co., Class B    26,531                          1,420
      Anheuser-Busch Cos., Inc.    631,734                        31,511
      Brown-Forman Corp., Class B    45,734                        3,501
                                                                  ------
                                                                  36,432

      APPAREL 0.3%
      ------------------------------------------------------------------
    o Jones Apparel Group, Inc.    96,343                          2,748
      Liz Claiborne, Inc.    79,728                                2,593
      Nike, Inc., Class B    195,117                              10,445
    o Reebok International Ltd.    43,859                          1,362
      VF Corp.    80,028                                           3,148
                                                                  ------
                                                                  20,296

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      ------------------------------------------------------------------
    o Autonation, Inc.    214,100                                  2,965
      Cooper Tire & Rubber Co.    52,866                             744
      Cummins, Inc.    29,451                                        798
      Dana Corp.    110,209                                        1,024
      Danaher Corp.    114,789                                     7,918
      Delphi Corp.    407,700                                      3,425
      Eaton Corp.    53,348                                        4,378
      Ford Motor Co.    1,353,012                                 13,936
      General Motors Corp.    414,028                             14,926
      Genuine Parts Co.    127,090                                 4,063
      Goodyear Tire & Rubber Co.    123,681                          708
      Harley-Davidson, Inc.    225,133                            10,005
    o Navistar International Corp.    50,100                       1,398
      Visteon Corp.    99,156                                        695
                                                                  ------
                                                                  66,983

      BANKS 7.7%
      ------------------------------------------------------------------
      AmSouth Bancorp.    263,365                                  5,544
      Bank of America Corp.    1,112,333                          82,368
      The Bank of New York Co., Inc.    566,114                   14,974
      Bank One Corp.    861,015                                   31,040
      BB&T Corp.    350,759                                       11,435
      Comerica, Inc.    133,259                                    5,798
      Fifth Third Bancorp    426,905                              21,042
      First Tennessee National Corp.    92,900                     4,069
      FleetBoston Financial Corp.    774,627                      20,543
      Golden West Financial Corp.    116,305                       8,772
      Huntington Bancshares, Inc.    171,950                       3,346


See financial notes.

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
      J.P. Morgan Chase & Co.    1,475,724                        43,312
      KeyCorp, Inc.    313,865                                     7,567
      Marshall & Ilsley Corp.    160,696                           4,728
      Mellon Financial Corp.    317,913                            8,409
      National City Corp.    451,473                              13,526
      North Fork Bancorp., Inc.    119,300                         3,861
      Northern Trust Corp.    163,112                              5,725
      PNC Financial Services
      Group, Inc.    211,427                                       9,282
    o Providian Financial Corp.    216,172                         1,593
      Regions Financial Corp.    163,436                           5,509
      SouthTrust Corp.    256,207                                  6,882
      State Street Corp.    244,011                                8,548
      SunTrust Banks, Inc.    211,349                             12,093
      Synovus Financial Corp.    224,032                           4,362
      U.S. Bancorp    1,413,091                                   31,300
      Union Planters Corp.    145,652                              4,157
      Wachovia Corp.    1,004,421                                 38,379
      Wells Fargo & Co.    1,250,357                              60,342
      Zions Bancorp.    65,847                                     3,244
                                                                 -------
                                                                 481,750

      BUSINESS MACHINES & SOFTWARE 9.5%
      ------------------------------------------------------------------
      Adobe Systems, Inc.    171,789                               5,937
    o Apple Computer, Inc.    265,676                              3,773
      Autodesk, Inc.    94,454                                     1,470
    o BMC Software, Inc.    172,408                                2,572
    o Cisco Systems, Inc.    5,293,883                            79,620
    o Compuware Corp.    281,522                                   1,236
    o Comverse Technology, Inc.    137,215                         1,793
    o Dell Computer Corp.    1,917,932                            55,448
    o EMC Corp.    1,624,855                                      14,770
    o Gateway, Inc.    234,837                                       676
      Hewlett-Packard Co.    2,250,078                            36,676
  (9) International Business Machines
      Corp.    1,249,993                                         106,124
    o Lexmark International, Inc.,
      Class A    92,530                                            6,894
 =(2) Microsoft Corp.    7,908,390                               202,218
    o NCR Corp.    73,899                                          1,620
    o Network Appliance, Inc.    246,747                           3,277
    o Novell, Inc.    256,265                                        705
    o Novellus Systems, Inc.    107,539                            3,015
    o Oracle Corp.    3,927,149                                   46,655
      Pitney Bowes, Inc.    175,015                                6,145
    o Sun Microsystems, Inc.    2,347,658                          7,747
    o Unisys Corp.    242,527                                      2,522
    o Xerox Corp.    555,260                                       5,475
                                                                 -------
                                                                 596,368

      BUSINESS SERVICES 3.7%
      ------------------------------------------------------------------
    o Allied Waste Industries, Inc.    147,315                     1,223
    o Apollo Group, Inc., Class A    127,800                       6,927
      Automatic Data Processing, Inc.    443,882                  14,928
    o Cendant Corp.    758,254                                    10,828
      Cintas Corp.    126,305                                      4,534
    o Citrix Systems, Inc.    130,566                              2,475
      Computer Associates
      International, Inc.    424,166                               6,888
    o Computer Sciences Corp.    143,218                           4,719
    o Concord EFS, Inc.    372,571                                 5,153
    o Convergys Corp.    128,151                                   2,079
      Deluxe Corp.    36,066                                       1,587
    o eBay, Inc.    228,885                                       21,234
      Electronic Data Systems Corp.    359,821                     6,531
      Equifax, Inc.    103,607                                     2,403
      First Data Corp.    554,864                                 21,767
    o Fiserv, Inc.    142,264                                      4,188
      H&R Block, Inc.    132,187                                   5,105
      Interpublic Group of Cos., Inc.    282,857                   3,225
    o Intuit, Inc.    156,279                                      6,060
    o Mercury Interactive Corp.    62,943                          2,136
      Moody's Corp.    112,409                                     5,428
      Omnicom Group, Inc.    133,064                               8,237
    o Parametric Technology Corp.    187,230                         618
      Paychex, Inc.    276,562                                     8,612
    o PeopleSoft, Inc.    228,301                                  3,431
    o QLogic Corp.    70,738                                       3,112
    o Robert Half International, Inc.    128,524                   2,092
    o Siebel Systems, Inc.    352,066                              3,052
    o Sungard Data Systems, Inc.    207,305                        4,457
    o Symantec Corp.    108,601                                    4,773
    o Thermo Electron Corp.    123,063                             2,236
    o TMP Worldwide, Inc.    84,165                                1,411
      Tyco International Ltd.    1,475,100                        23,012


                                                            See financial notes.

SCHWAB S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
    o Veritas Software Corp.    301,342                            6,633
      Waste Management, Inc.    444,105                            9,646
    o Yahoo!, Inc.    436,829                                     10,825
                                                                 -------
                                                                 231,565

      CHEMICAL 2.1%
      ------------------------------------------------------------------
      3M Co.    289,188                                           36,449
      Air Products & Chemicals, Inc.    167,301                    7,206
      Dow Chemical Co.    671,050                                 21,903
      E.I. du Pont de Nemours & Co.    733,438                    31,193
      Eastman Chemical Co.    55,183                               1,685
      Ecolab, Inc.    95,399                                       4,874
      Great Lakes Chemical Corp.    35,237                           865
    o Hercules, Inc.    82,003                                       832
      PPG Industries, Inc.    124,163                              6,023
      Praxair, Inc.    118,494                                     6,882
      Rohm & Haas Co.    162,959                                   5,396
      The Sherwin-Williams Co.    117,614                          3,279
      Sigma-Aldrich Corp.    52,726                                2,627
                                                                 -------
                                                                 129,214

      CONSTRUCTION 0.3%
      ------------------------------------------------------------------
      Centex Corp.    45,868                                       3,028
      Fluor Corp.    60,302                                        2,085
      KB Home Corp.    34,866                                      1,718
      Masco Corp.    360,373                                       7,593
    o McDermott International, Inc.    42,423                        138
      Pulte Homes, Inc.    46,575                                  2,701
      The Stanley Works    62,640                                  1,505
      Vulcan Materials Co.    74,118                               2,592
                                                                  ------
                                                                  21,360

      CONSUMER DURABLE 0.1%
      ------------------------------------------------------------------
      Black & Decker Corp.    64,986                               2,681
      Leggett & Platt, Inc.    142,312                             2,939
      Maytag Corp.    57,971                                       1,208
      Whirlpool Corp.    49,431                                    2,644
                                                                   -----
                                                                   9,472

      CONSUMER NON-DURABLE 1.0%
      ------------------------------------------------------------------
    o American Greetings Corp.,
      Class A    56,888                                              828
      Darden Restaurants, Inc.    126,412                          2,214
    o Electronic Arts, Inc.    107,378                             6,364
      Fortune Brands, Inc.    109,191                              5,285
      Hasbro, Inc.    129,712                                      2,076
    o International Game Technology    64,338                      5,552
      Mattel, Inc.    323,293                                      7,028
      McDonald's Corp.    935,696                                 16,001
      Newell Rubbermaid, Inc.    195,737                           5,966
    o Starbucks Corp.    285,359                                   6,703
      Tupperware Corp.    43,789                                     607
      Wendy's International, Inc.    85,337                        2,478
                                                                  ------
                                                                  61,102

      CONTAINERS 0.1%
      ------------------------------------------------------------------
      Ball Corp.    44,056                                         2,474
      Bemis Co.    40,729                                          1,860
    o Pactiv Corp.    116,064                                      2,381
    o Sealed Air Corp.    61,771                                   2,647
                                                                   -----
                                                                   9,362

      ELECTRONICS 4.4%
      ------------------------------------------------------------------
    o ADC Telecommunications, Inc.    603,138                      1,440
    o Advanced Micro Devices, Inc.    257,513                      1,916
    o Agilent Technologies, Inc.    352,875                        5,653
    o Altera Corp.    280,381                                      4,433
    o American Power Conversion
      Corp.    143,555                                             2,237
    o Analog Devices, Inc.    274,683                              9,098
    o Andrew Corp.    75,024                                         576
      Applied Biosystems Group--
      Applera Corp.    153,233                                     2,686
    o Applied Materials, Inc.    1,215,642                        17,748
    o Applied Micro Circuits Corp.    226,273                      1,014
    o Broadcom Corp., Class A    203,833                           3,647
    o CIENA Corp.    320,072                                       1,559
      Intel Corp.    4,895,705                                    90,081
      ITT Industries, Inc.    69,010                               4,023
    o Jabil Circuit, Inc.    144,719                               2,706
    o JDS Uniphase Corp.    1,029,485                              3,325
    o KLA-Tencor Corp.    139,010                                  5,699
      Linear Technology Corp.    231,108                           7,966
    o LSI Logic Corp.    277,990                                   1,490
    o Lucent Technologies, Inc.    2,541,304                       4,574
      Maxim Integrated Products, Inc.    236,749                   9,302


See financial notes.

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
    o Micron Technology, Inc.    443,135                           3,767
      Molex, Inc.    142,907                                       3,336
      Motorola, Inc.    1,694,852                                 13,406
    o National Semiconductor Corp.    134,754                      2,524
    o Nvidia Corp.    111,865                                      1,596
      PerkinElmer, Inc.    92,308                                    916
    o PMC -- Sierra, Inc.    121,586                               1,003
    o Power-One, Inc.    53,873                                      315
      Qualcomm, Inc.    583,518                                   18,608
    o Sanmina -- SCI Corp.    398,529                              1,913
    o Solectron Corp.    603,409                                   1,925
      Symbol Technologies, Inc.    173,927                         1,901
    o Tektronix, Inc.    65,499                                    1,229
    o Tellabs, Inc.    302,053                                     1,867
    o Teradyne, Inc.    135,924                                    1,577
      Texas Instruments, Inc.    1,277,947                        23,629
    o Thomas & Betts Corp.    44,556                                 705
    o Univision Communications, Inc.,
      Class A    166,984                                           5,056
    o Waters Corp.    96,300                                       2,312
    o Xilinx, Inc.    246,766                                      6,680
                                                                 -------
                                                                 275,438

      ENERGY: RAW MATERIALS 1.4%
      ------------------------------------------------------------------
      Anadarko Petroleum Corp.    183,917                          8,166
      Apache Corp.    117,190                                      6,709
      Baker Hughes, Inc.    248,286                                6,952
    o BJ Services Co.    115,400                                   4,213
      Burlington Resources, Inc.    149,522                        6,924
      Devon Energy Corp.    170,337                                8,049
      EOG Resources, Inc.    85,133                                3,182
      Halliburton Co.    329,008                                   7,044
      Nabors Industries Ltd.    107,107                            4,199
    o Noble Corp.    99,457                                        3,078
      Occidental Petroleum Corp.    279,810                        8,352
      Rowan Cos., Inc.    68,370                                   1,402
      Schlumberger Ltd.    429,787                                18,021
                                                                 -------
                                                                  86,291

      FOOD & AGRICULTURE 4.5%
      ------------------------------------------------------------------
      Altria Group, Inc.    1,526,665                             46,960
      Archer-Daniels-Midland Co.    473,307                        5,244
      Campbell Soup Co.    300,709                                 6,625
      The Coca-Cola Co.    1,832,519                              74,034
      Coca-Cola Enterprises, Inc.    331,239                       6,456
      ConAgra Foods, Inc.    393,804                               8,270
    o Del Monte Foods Co.    49                                       --
      General Mills, Inc.    271,030                              12,226
      H.J. Heinz Co.    258,171                                    7,714
      Hershey Foods Corp.    101,553                               6,626
      Kellogg Co.    306,527                                      10,036
      McCormick & Co., Inc.    102,601                             2,543
      Monsanto Co.    193,398                                      3,365
      The Pepsi Bottling Group, Inc.    204,342                    4,197
      PepsiCo, Inc.    1,277,094                                  55,273
      Sara Lee Corp.    575,738                                    9,661
      Supervalu, Inc.    98,901                                    1,629
      Sysco Corp.    481,010                                      13,819
      Wm. Wrigley Jr. Co.    166,311                               9,432
                                                                 -------
                                                                 284,110

      GOLD 0.1%
      ------------------------------------------------------------------
      Newmont Mining Corp.    297,251                              8,032

      HEALTHCARE / DRUGS & MEDICINE  14.7%
      ------------------------------------------------------------------
      Abbott Laboratories    1,156,533                            46,990
      Allergan, Inc.    95,596                                     6,716
      AmerisourceBergen Corp.    81,453                            4,712
    o Amgen, Inc.    950,939                                      58,302
    o Anthem, Inc.    105,740                                      7,258
      Bausch & Lomb, Inc.    39,537                                1,390
      Baxter International, Inc.    434,502                        9,994
      Becton Dickinson & Co.    188,676                            6,679
    o Biogen, Inc.    109,407                                      4,156
      Biomet, Inc.    190,456                                      5,801
    o Boston Scientific Corp.    306,666                          13,202
      Bristol-Myers Squibb Co.    1,428,708                       36,489
      C.R. Bard, Inc.    41,129                                    2,607
      Cardinal Health, Inc.    336,074                            18,578
    o Chiron Corp.    138,078                                      5,638
      Eli Lilly & Co.    830,027                                  52,972
    o Forest Laboratories, Inc.    268,240                        13,873
    o Genzyme Corp. -- General
      Division    159,986                                          6,444
    o Guidant Corp.    227,874                                     8,885
      HCA, Inc.    379,822                                        12,192


                                                            See financial notes.

SCHWAB S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
      Health Management Associates, Inc.,
      Class A    176,129                                           3,005
    o Humana, Inc.    124,343                                      1,374
      IMS Health, Inc.    179,107                                  2,758
  (7) Johnson & Johnson    2,194,256                             123,668
    o King Pharmaceuticals, Inc.    175,724                        2,216
    o Manor Care, Inc.    74,359                                   1,446
      McKesson Corp.    212,583                                    5,897
    o Medimmune, Inc.    185,581                                   6,546
      Medtronic, Inc.    903,124                                  43,115
 (10) Merck & Co., Inc.    1,659,642                              96,558
  (4) Pfizer, Inc.    5,888,511                                  181,072
    o Quest Diagnostics    77,055                                  4,604
    o Quintiles Transnational Corp.    88,081                      1,238
      Schering-Plough Corp.    1,081,484                          19,575
    o St. Jude Medical, Inc.    131,292                            6,888
      Stryker Corp.    146,297                                     9,803
    o Tenet Healthcare Corp.    360,505                            5,350
      UnitedHealth Group, Inc.    224,583                         20,691
    o Watson Pharmaceuticals, Inc.    79,237                       2,303
    o WellPoint Health Networks, Inc.    111,422                   8,461
      Wyeth    980,382                                            42,676
    o Zimmer Holdings, Inc.    142,292                             6,674
                                                                 -------
                                                                 918,796

      HOUSEHOLD PRODUCTS 2.5%
      ------------------------------------------------------------------
      Alberto-Culver Co., Class B    43,951                        2,166
      Avon Products, Inc.    173,527                              10,094
      Clorox Co.    165,110                                        7,466
      Colgate-Palmolive Co.    398,239                            22,767
      The Gillette Co.    771,377                                 23,489
      International Flavors & Fragrances,
      Inc.    69,728                                               2,216
      Procter & Gamble Co.    955,013                             85,808
                                                                 -------
                                                                 154,006

      INSURANCE 5.1%
      ------------------------------------------------------------------
      ACE Ltd.    191,700                                          6,341
      Aetna, Inc.    111,347                                       5,545
      AFLAC, Inc.    381,064                                      12,465
      The Allstate Corp.    519,300                               19,624
      AMBAC Financial Group, Inc.    79,954                        4,665
  (8) American International
      Group, Inc.    1,929,250                                   111,800
      AON Corp.    228,426                                         5,062
      Chubb Corp.    126,977                                       6,716
      CIGNA Corp.    108,771                                       5,689
      Cincinnati Financial Corp.    118,208                        4,356
      Hartford Financial Services
      Group, Inc.    190,767                                       7,776
      Jefferson-Pilot Corp.    106,614                             4,274
      John Hancock Financial
      Services, Inc.    211,007                                    6,123
      Lincoln National Corp.    129,597                            4,142
      Loews Corp.    138,787                                       5,728
      Marsh & McLennan Cos., Inc.    396,020                      18,882
      MBIA, Inc.    105,893                                        4,733
      Metlife, Inc.    515,018                                    14,796
      MGIC Investment Corp.    73,579                              3,345
      Principal Financial Group, Inc.    246,724                   7,180
      The Progressive Corp.    168,868                            11,483
      Prudential Financial, Inc.    418,600                       13,383
      Safeco Corp.    100,621                                      3,875
      St. Paul Cos., Inc.    166,394                               5,714
      Torchmark Corp.    86,710                                    3,360
      Travelers Property Casualty Corp.,
      Class B    741,599                                          12,051
      UnumProvident Corp.    178,126                               2,048
      XL Capital Ltd., Class A    100,565                          8,277
                                                                 -------
                                                                 319,433

      MEDIA 4.0%
      ------------------------------------------------------------------
    o AOL Time Warner, Inc.    3,303,276                          45,189
    o Clear Channel Communications,
      Inc.    450,322                                             17,612
    o Comcast Corp., Class A    1,705,510                         54,423
      Dow Jones & Co., Inc.    60,009                              2,376
      Gannett Co., Inc.    197,769                                14,975
      Knight-Ridder, Inc.    61,087                                3,943
      The McGraw-Hill Cos., Inc.    144,062                        8,412
      Meredith Corp.    35,218                                     1,522
      New York Times Co., Class A    113,850                       5,281
      R.R. Donnelley & Sons Co.    83,996                          1,693
      Tribune Co.    226,639                                      11,101
    o Viacom, Inc., Class B    1,302,069                          56,523
      The Walt Disney Co.    1,504,405                            28,072
                                                                 -------
                                                                 251,122


See financial notes.

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
      MISCELLANEOUS FINANCE 7.5%
      ------------------------------------------------------------------
      American Express Co.    972,181                             36,807
      The Bear Stearns Cos., Inc.    73,729                        4,928
      Capital One Financial Corp.    164,511                       6,888
    / The Charles Schwab Corp.    984,150                          8,493
      Charter One Financial, Inc.    165,453                       4,806
  (6) Citigroup, Inc.    3,798,439                               149,089
      Countrywide Financial Corp.    93,616                        6,328
      Fannie Mae    735,327                                       53,230
      Federated Investors, Inc., Class B    81,300                 2,219
      Franklin Resources, Inc.    189,688                          6,616
      Freddie Mac    515,802                                      29,865
      Goldman Sachs Group, Inc.    349,700                        26,542
      Janus Capital Group, Inc.    164,607                         2,288
      Lehman Brothers Holdings, Inc.    178,204                   11,222
      MBNA Corp.    943,593                                       17,834
      Merrill Lynch & Co., Inc.    638,834                        26,224
      Morgan Stanley    799,139                                   35,762
      SLM Corp.    114,561                                        12,831
      T. Rowe Price Group, Inc.    91,307                          2,787
      Washington Mutual, Inc.    707,421                          27,943
                                                                 -------
                                                                 472,702

      NON-FERROUS METALS 0.3%
      ------------------------------------------------------------------
      Alcoa, Inc.    621,387                                      14,249
      Engelhard Corp.    95,939                                    2,355
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    117,615                                           2,036
    o Phelps Dodge Corp.    63,480                                 1,980
                                                                  ------
                                                                  20,620

      OIL: DOMESTIC 0.8%
      ------------------------------------------------------------------
      Amerada Hess Corp.    66,461                                 3,001
      Ashland, Inc.    49,145                                      1,457
      ConocoPhillips    501,648                                   25,233
      Kerr-McGee Corp.    82,970                                   3,494
      Marathon Oil Corp.    228,879                                5,212
      Sunoco, Inc.    55,502                                       2,065
      Transocean, Inc.    235,599                                  4,488
      Unocal Corp.    189,422                                      5,247
                                                                  ------
                                                                  50,197

      OIL: INTERNATIONAL 3.6%
      ------------------------------------------------------------------
      ChevronTexaco Corp.    790,957                              49,680
  (5) Exxon Mobil Corp.    4,985,147                             175,477
                                                                 -------
                                                                 225,157

      OPTICAL & PHOTO 0.1%
      ------------------------------------------------------------------
      Eastman Kodak Co.    220,974                                 6,609

      PAPER & FOREST PRODUCTS 0.8%
      ------------------------------------------------------------------
      Boise Cascade Corp.    43,653                                1,003
      Georgia-Pacific Corp.    183,018                             2,826
      International Paper Co.    353,813                          12,649
      Kimberly-Clark Corp.    382,100                             19,017
    o Louisiana-Pacific Corp.    79,408                              641
      MeadWestvaco Corp.    147,777                                3,486
      Temple-Inland, Inc.    39,926                                1,809
      Weyerhaeuser Co.    163,297                                  8,098
                                                                  ------
                                                                  49,529

      PRODUCER GOODS & MANUFACTURING 5.2%
      ------------------------------------------------------------------
    o American Standard Cos., Inc.    55,900                       3,980
      Avery Dennison Corp.    81,772                               4,335
      Caterpillar, Inc.    255,101                                13,418
      Cooper Industries Ltd., Class A    68,442                    2,539
    o Corning, Inc.    880,375                                     4,772
      Deere & Co.    178,292                                       7,850
      Dover Corp.    149,706                                       4,303
      Emerson Electric Co.    313,181                             15,878
 =(1) General Electric Co.    7,354,170                          216,580
      Honeywell International, Inc.    632,280                    14,922
      Illinois Tool Works, Inc.    226,165                        14,470
      Ingersoll-Rand Co., Class A    124,964                       5,508
      Johnson Controls, Inc.    66,334                             5,455
      o Millipore Corp.    33,784                                  1,154
      Pall Corp.    92,974                                         1,964
      Parker Hannifin Corp.    87,418                              3,556
      Snap-On, Inc.    44,189                                      1,297
      W.W. Grainger, Inc.    68,199                                3,147
                                                                 -------
                                                                 325,128

      RAILROAD & SHIPPING 0.5%
      ------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.    276,477                                             7,786
      CSX Corp.    159,740                                         5,108


                                                            See financial notes.

SCHWAB S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
      Norfolk Southern Corp.    283,782                            6,019
      Union Pacific Corp.    189,337                              11,269
                                                                 -------
                                                                  30,182

      REAL PROPERTY 0.4%
      ------------------------------------------------------------------
      Apartment Investment &
      Management Co., Class A    68,500                            2,587
      Equity Office Properties Trust    301,506                    7,830
      Equity Residential    198,329                                5,139
      Plum Creek Timber Co., Inc.    134,500                       3,128
      Simon Property Group, Inc.    138,000                        5,067
                                                                 -------
                                                                  23,751

      RETAIL 7.3%
      ------------------------------------------------------------------
      Albertson's, Inc.    277,510                                 5,511
    o AutoZone, Inc.    72,177                                     5,833
    o Bed, Bath & Beyond, Inc.    217,687                          8,601
    o Best Buy Co., Inc.    238,472                                8,246
    o Big Lots, Inc.    87,567                                     1,096
      Circuit City Stores, Inc.    158,574                           909
    o Costco Wholesale Corp.    337,933                           11,703
      CVS Corp.    286,727                                         6,942
      Dillards, Inc., Class A    62,888                              879
      Dollar General Corp.    248,824                              3,618
      Family Dollar Stores, Inc.    124,990                        4,273
    o Federated Department Stores,
      Inc.    143,646                                              4,398
    o The Gap, Inc.    652,336                                    10,848
      Home Depot, Inc.    1,718,411                               48,339
      J.C. Penney Co., Inc.
      Holding Co.    198,906                                       3,393
    o Kohl's Corp.    242,271                                     13,761
    o Kroger Co.    566,385                                        8,099
      Limited Brands, Inc.    385,598                              5,607
      Lowe's Cos., Inc.    576,019                                25,282
      The May Department
      Stores Co.    213,401                                        4,614
      Nordstrom, Inc.    100,076                                   1,734
    o Office Depot, Inc.    227,133                                2,876
      RadioShack Corp.    123,208                                  2,921
    o Safeway, Inc.    323,777                                     5,381
      Sears, Roebuck & Co.    231,260                              6,554
    o Staples, Inc.    349,342                                     6,651
      Target Corp.    670,115                                     22,409
      Tiffany & Co.    105,553                                     2,928
      TJX Cos., Inc.    386,866                                    7,447
    o Toys 'R' Us, Inc.    160,316                                 1,643
 =(3) Wal-Mart Stores, Inc.    3,263,241                         183,786
      Walgreen Co.    756,444                                     23,344
      Winn-Dixie Stores, Inc.    105,395                           1,321
    o Yum! Brands, Inc.    218,498                                 5,397
                                                                 -------
                                                                 456,344

      STEEL 0.1%
      ------------------------------------------------------------------
      Allegheny Technologies, Inc.    60,584                         252
      Nucor Corp.    58,905                                        2,406
      United States Steel Corp.    75,446                          1,080
      Worthington Industries, Inc.    61,657                         828
                                                                 -------
                                                                   4,566

      TELEPHONE 3.8%
      ------------------------------------------------------------------
      Alltel Corp.    228,668                                     10,715
      AT&T Corp.    585,140                                        9,977
    o AT&T Wireless Services, Inc.    2,019,732                   13,048
    o Avaya, Inc.    271,675                                       1,060
      BellSouth Corp.    1,372,508                                34,985
      CenturyTel, Inc.    105,133                                  3,096
    o Citizens Communications Co.    211,157                       2,308
    o Nextel Communications, Inc.,
      Class A    758,771                                          11,222
    o Qwest Communications
      International, Inc.    1,243,142                             4,687
      SBC Communications, Inc.    2,452,433                       57,289
      Scientific-Atlanta, Inc.    112,699                          1,831
      Sprint Corp. (FON Group)    660,155                          7,598
    o Sprint Corp. (PCS Group)    731,062                          2,559
      Verizon Communications,
      Inc.    2,034,622                                           76,054
                                                                 -------
                                                                 236,429

      TOBACCO 0.1%
      ------------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings,
      Inc.    63,900                                               1,800
      UST, Inc.    125,374                                         3,928
                                                                 -------
                                                                   5,728

      TRAVEL & RECREATION 0.5%
      ------------------------------------------------------------------
      Brunswick Corp.    66,972                                    1,462
      Carnival Corp.    464,912                                   12,827


See financial notes.

                                                             MKT. VALUE
      SECURITY AND NUMBER OF SHARES                          ($ x 1,000)
    o Harrah's Entertainment, Inc.    81,797                       3,222
      Hilton Hotels Corp.    278,497                               3,710
      Marriott International, Inc.,
      Class A    174,134                                           6,253
      Sabre Holdings Corp.    104,353                              2,182
      Starwood Hotels & Resorts
      Worldwide, Inc.    145,921                                   3,916
                                                                 -------
                                                                  33,572

      TRUCKING & FREIGHT 0.9%
      ------------------------------------------------------------------
      Paccar, Inc.    86,970                                       5,080
      Ryder Systems, Inc.    45,213                                1,123
      United Parcel Service, Inc.,
      Class B    829,469                                          51,527
                                                                 -------
                                                                  57,730

      UTILITIES: ELECTRIC & GAS 2.8%
      ------------------------------------------------------------------
    o The AES Corp.    402,890                                     2,421
      Allegheny Energy, Inc.    93,242                               774
      Ameren Corp.    116,880                                      4,790
      American Electric Power Co.,
      Inc.    284,985                                              7,518
    o Calpine Corp.    283,341                                     1,521
      Centerpoint Energy, Inc.    226,615                          1,790
      Cinergy Corp.    125,058                                     4,269
      CMS Energy Corp.    97,546                                     608
      Consolidated Edison, Inc.    155,670                         6,051
      Constellation Energy Group, Inc.    120,786                  3,537
      Dominion Resources, Inc.    228,182                         13,504
      DTE Energy Co.    122,383                                    4,934
      Duke Energy Corp.    657,512                                11,566
      Dynegy, Inc., Class A    266,551                             1,173
    o Edison International    242,577                              3,539
      El Paso Corp.    434,325                                     3,257
      Entergy Corp.    166,608                                     7,766
      Exelon Corp.    237,896                                     12,618
      FirstEnergy Corp.    218,645                                 7,375
      FPL Group, Inc.    135,198                                   8,229
      KeySpan Corp.    114,365                                     3,874
      Kinder Morgan, Inc.    88,839                                4,177
    o Mirant Corp.    300,463                                        994
      Nicor, Inc.    31,789                                          956
      NiSource, Inc.    183,455                                    3,467
      Peoples Energy Corp.    27,820                               1,081
    o PG&E Corp.    297,120                                        4,451
      Pinnacle West Capital Corp.    66,250                        2,201
      PPL Corp.    120,248                                         4,353
      Progress Energy, Inc.    173,355                             7,243
      Public Service Enterprise
      Group, Inc.    162,439                                       6,249
      Sempra Energy     157,481                                    4,227
      The Southern Co.    524,855                                 15,268
      TECO Energy, Inc.    127,169                                 1,372
      Texas Genco Holdings, Inc.    58                                 1
      TXU Corp.    235,850                                         4,698
      Williams Cos., Inc.    390,973                               2,717
      Xcel Energy, Inc.    294,875                                 3,987
                                                                 -------
                                                                 178,556

      SHORT-TERM INVESTMENT 0.2% of investments

      Provident Institutional
      TempFund    10,974,034                                      10,974

      SECURITY                                FACE VALUE
         RATE, MATURITY DATE                  ($ x 1,000)

      U.S. TREASURY OBLIGATIONS
      0.0% of investments

    = U.S. Treasury Bills
         1.08%-1.15%, 06/19/03                       550              549

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB S&P 500 FUND -- Financials

Statement of
ASSETS AND LIABILITIES

As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------
Investments, at market value
   (including $311,879 of securities on loan)                 $6,269,273 a
Collateral held for securities on loan                           321,409
Receivables:
  Fund shares sold                                                 6,955
  Interest                                                             8
  Dividends                                                        6,608
  Income from lending securities                                      13
Prepaid expenses                                            +         47
                                                            ------------
TOTAL ASSETS                                                   6,604,313

LIABILITIES
------------------------------------------------------------------------
Collateral held for securities on loan                           321,409
Payables:
  Fund shares redeemed                                             6,679
  Investments bought                                               6,072
  Investment adviser and administrator fees                          103
  Transfer agent and shareholder service fees                         67
Accrued expenses                                            +        610
                                                            ------------
TOTAL LIABILITIES                                                334,940

NET ASSETS
------------------------------------------------------------------------
TOTAL ASSETS                                                   6,604,313
TOTAL LIABILITIES                                           -    334,940
                                                            ------------
NET ASSETS                                                    $6,269,373

NET ASSETS BY SOURCE

Capital received from investors                                7,639,909
Net investment income not yet distributed                         28,227
Net realized capital losses                                     (627,965)
Net unrealized capital losses                                   (770,798) b

NET ASSET VALUE (NAV)

                                            SHARES
SHARE CLASS           NET ASSETS   /   OUTSTANDING    =      NAV
Investor Shares       $2,933,127           206,882        $14.18
Select Shares(R)      $3,112,982           219,069        $14.21
e.Shares(R)           $  223,264            15,748        $14.18

a The fund paid $7,040,552 for these securities. Not counting short-term obligations and government securities, the fund paid $192,617 for securities during the report period and received $148,188 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had thirty-two open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $7,329 and unrealized gains of $481.

FEDERAL TAX DATA
----------------------------------------------------

PORTFOLIO COST                          $ 7,132,787
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 1,019,944
Losses                               +   (1,883,458)
                                     --------------
                                       ($   863,514)

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:                 $    75,064

Ordinary income
Long-term capital gains $--
UNUSED CAPITAL LOSSES:

Expires 10/31 of:                      Loss amount

 2008                                   $    26,504
 2009                                        50,224
 2010                                +      401,760
                                     --------------
                                        $   478,488


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------
Dividends                                                      $  54,222
Interest                                                              33
Lending of securities                                       +        473
                                                            ------------
TOTAL INVESTMENT INCOME                                           54,728

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------
Net realized losses on investments sold                          (55,391)
Net realized losses on futures contracts                    +       (303)
                                                            ------------
NET REALIZED LOSSES                                              (55,694)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------
Net unrealized gains on investments                              269,631
Net unrealized gains on futures contracts                   +        465
                                                            ------------
NET UNREALIZED GAINS                                             270,096

EXPENSES
------------------------------------------------------------------------
Investment adviser and administrator fees                          5,111 a
Transfer agent and shareholder service fees:
   Investor Shares                                                 3,441 b
   Select Shares(R)                                                1,479 b
   e.Shares(R)                                                       107 b
Trustees' fees                                                        19 c
Custodian fees                                                        94
Portfolio accounting fees                                            461
Professional fees                                                     28
Registration fees                                                     54
Shareholder reports                                                  366
Interest expense                                                       8
Other expenses                                              +         55
                                                            ------------
Total expenses                                                    11,223
Expense reduction                                           -      3,195 d
                                                            ------------
NET EXPENSES                                                       8,028

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           54,728
NET EXPENSES                                                -      8,028
                                                            ------------
NET INVESTMENT INCOME                                             46,700
NET REALIZED LOSSES                                              (55,694)e
NET UNREALIZED GAINS                                        +    270,096 e
                                                            ------------
INCREASE IN NET ASSETS FROM OPERATIONS                         $ 261,102

a Calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of the assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class.

c  For the fund's independent trustees only.

d Includes $855 from the investment adviser (CSIM) and $2,340 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, as follows:

                         % OF AVERAGE
  SHARE CLASS          DAILY NET ASSETS
---------------------------------------
  Investor Shares           0.37
  Select Shares             0.19
  e.Shares                  0.28

   Prior to March 1, 2003, the limit was 0.35% for the Investor Shares. This limit doesn't include interest, taxes and certain non-routine expenses.

e  These add up to a net gain on investments of $214,402.


                                                            See financial notes.

SCHWAB S&P 500 FUND -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                             $   46,700        $     91,487
Net realized losses                                  (55,694)           (350,232)
Net unrealized gains or losses               +       270,096            (899,126)
                                             -----------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                    261,102          (1,157,871)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                       40,628              33,227
Select Shares(R)                                      49,532              44,304
e.Shares(R)                                  +         3,378               3,401
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME        $   93,538        $     80,932 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/02-4/30/03           11/1/01-10/31/02
                             QUANTITY        VALUE     QUANTITY            VALUE
SHARES SOLD
Investor Shares                23,478    $ 320,651       55,877     $    908,494
Select Shares                  26,179      357,604       69,223        1,121,910
e.Shares                    +   2,723       37,075        5,190           83,737
                            ----------- ------------- ------------  ------------
TOTAL SHARES SOLD              52,380    $ 715,330      130,290     $  2,114,141

SHARES REINVESTED
Investor Shares                 2,972    $  40,628        1,850     $     31,991
Select Shares                   3,615       49,532        2,314           40,073
e.Shares                    +     247        3,378          178            3,074
                            ----------- ------------- ------------  ------------
TOTAL SHARES REINVESTED         6,834    $  93,538        4,342     $     75,138

SHARES REDEEMED
Investor Shares               (19,744)   ($267,757)     (44,191)       ($692,759)
Select Shares                 (29,719)    (405,173)     (68,436)      (1,061,022)
e.Shares                    +  (3,206)     (43,492)      (7,834)        (123,864)
                            ----------- ------------- ------------  -------------
TOTAL SHARES REDEEMED         (52,669)   ($716,422)    (120,461)     ($1,877,645) b

NET INCREASE                    6,545    $  92,446       14,171     $    311,634

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/02-4/30/03        11/1/01-10/31/02
                               SHARES     NET ASSETS    SHARES        NET ASSETS
Beginning of period           435,154    $6,009,363      420,983     $ 6,936,532
Total increase or
  decrease                 +    6,545       260,010       14,171        (927,169)c
                           ------------------------------------------------------
END OF PERIOD                 441,699    $6,269,373       435,15      $6,009,363 d

a  The tax-basis components of distributions paid for the prior period are:

   Ordinary Income          $80,932
   Long-term capital gains  $    --

b Dollar amounts are net of proceeds received from early withdrawal fees the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares             $  107
  Select Shares                  183
  e.Shares                +       13
                          ----------
  TOTAL                       $  303

  PRIOR PERIOD
  Investor Shares             $  423
  Select Shares                  438
  e.Shares                +       28
                          ----------
  TOTAL                       $  889

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $28,227 and $75,065 for the current period and the prior period, respectively.

   Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                2.5%
  Growth Portfolio                    1.9%
  Balanced Portfolio                  1.3%
  Conservative Portfolio              0.7%


See financial notes.

SCHWAB 1000 FUND(R)

PERFORMANCE as of 4/30/03: Investor Shares

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Investor Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                 INVESTOR            SCHWAB 1000              CATEGORY
                  SHARES                INDEX                 AVERAGE
6 MONTHS            4.41%                 4.55%                  3.31%
1 YEAR            -13.45%               -13.23%                -14.72%
5 YEARS            -2.29%                -2.04%                 -3.05%
10 YEARS            9.27%                 9.69%                  8.06%

                                             6 MONTHS                1  YEAR                 5  YEARS                10 YEARS
                                             --------                -------                 --------                --------
                                      INVESTOR    CATEGORY    INVESTOR    CATEGORY    INVESTOR    CATEGORY    INVESTOR    CATEGORY
TOTAL RETURNS AFTER TAX                SHARES     AVERAGE      SHARES      AVERAGE     SHARES      AVERAGE     SHARES      AVERAGE
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     3.90%       1.05%       -13.87%     -16.49%     -2.61%      -4.40%       8.75%      5.96%
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    2.73%       0.75%        -8.41%     -10.00%     -1.95%      -2.60%       7.59%      6.06%
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index.

$24,270     INVESTOR SHARES
$25,237     SCHWAB 1000 INDEX
$25,137     S&P 500 INDEX

[LINE GRAPH]

             INVESTOR      Schwab 1000         S&P 500
              SHARES          Index             Index
 30-Apr-93    10000           10000             10000
    May-93    10290           10297             10268
    Jun-93    10339           10350             10298
    Jul-93    10297           10323             10256
    Aug-93    10689           10723             10645
    Sep-93    10656           10692             10563
    Oct-93    10807           10851             10782
    Nov-93    10656           10699             10680
    Dec-93    10845           10888             10809
    Jan-94    11174           11234             11176
    Feb-94    10887           10952             10873
    Mar-94    10406           10466             10400
    Apr-94    10524           10590             10534
    May-94    10651           10719             10705
    Jun-94    10363           10433             10443
    Jul-94    10696           10775             10785
    Aug-94    11147           11243             11227
    Sep-94    10892           10987             10953
    Oct-94    11105           11201             11198
    Nov-94    10705           10800             10790
    Dec-94    10833           10941             10950
    Jan-95    11109           11222             11234
    Feb-95    11549           11683             11671
    Mar-95    11850           11996             12015
    Apr-95    12143           12299             12368
    May-95    12583           12754             12862
    Jun-95    12919           13105             13160
    Jul-95    13410           13598             13596
    Aug-95    13513           13705             13630
    Sep-95    14048           14265             14205
    Oct-95    13979           14193             14154
    Nov-95    14582           14819             14774
    Dec-95    14799           15040             15059
    Jan-96    15236           15497             15571
    Feb-96    15462           15727             15716
    Mar-96    15602           15879             15866
    Apr-96    15865           16149             16100
    May-96    16240           16540             16513
    Jun-96    16196           16513             16576
    Jul-96    15427           15730             15844
    Aug-96    15847           16154             16178
    Sep-96    16729           17059             17087
    Oct-96    17070           17404             17559
    Nov-96    18302           18664             18886
    Dec-96    17992           18361             18512
    Jan-97    19027           19424             19667
    Feb-97    19098           19493             19823
    Mar-97    18248           18642             19010
    Apr-97    19230           19626             20143
    May-97    20451           20894             21367
    Jun-97    21300           21777             22325
    Jul-97    23025           23536             24100
    Aug-97    21919           22424             22750
    Sep-97    23096           23629             23994
    Oct-97    22335           22853             23193
    Nov-97    23272           23828             24267
    Dec-97    23735           24305             24684
    Jan-98    23905           24492             24958
    Feb-98    25665           26318             26758
    Mar-98    26970           27681             28128
    Apr-98    27247           27983             28412
    May-98    26648           27372             27923
    Jun-98    27720           28470             29057
    Jul-98    27336           28073             28749
    Aug-98    23252           23881             24597
    Sep-98    24753           25443             26174
    Oct-98    26719           27499             28302
    Nov-98    28381           29216             30017
    Dec-98    30181           31066             31746
    Jan-99    31325           32246             33073
    Feb-99    30271           31198             32045
    Mar-99    31486           32441             33326
    Apr-99    32765           33780             34616
    May-99    32009           33009             33799
    Jun-99    33603           34680             35675
    Jul-99    32532           33574             34562
    Aug-99    32217           33299             34389
    Sep-99    31360           32309             33447
    Oct-99    33433           34489             35564
    Nov-99    34243           35294             36287
    Dec-99    36520           37659             38424
    Jan-00    34806           35905             36495
    Feb-00    34815           35951             35804
    Mar-00    37825           39079             39306
    Apr-00    36402           37611             38123
    May-00    35450           36632             37341
    Jun-00    36402           37635             38264
    Jul-00    35867           37058             37667
    Aug-00    38296           39577             40006
    Sep-00    36528           37749             37894
    Oct-00    36220           37448             37735
    Nov-00    33129           34256             34761
    Dec-00    33520           34654             34932
    Jan-01    34660           35808             36172
    Feb-01    31448           32491             32873
    Mar-01    29304           30280             30789
    Apr-01    31695           32768             33181
    May-01    31896           32983             33403
    Jun-01    31193           32263             32592
    Jul-01    30773           31841             32272
    Aug-01    28811           29821             30252
    Sep-01    26393           27322             27808
    Oct-01    26986           27945             28339
    Nov-01    29048           30086             30512
    Dec-01    29412           30472             30781
    Jan-02    29071           30125             30331
    Feb-02    28510           29553             29746
    Mar-02    29651           30746             30865
    Apr-02    28040           29084             28994
    May-02    27773           28812             28780
    Jun-02    25766           26730             26730
    Jul-02    23833           24729             24648
    Aug-02    23981           24889             24808
    Sep-02    21486           22303             22112
    Oct-02    23244           24140             24058
    Nov-02    24588           25539             25475
    Dec-02    23179           24079             23979
    Jan-03    22600           23491             23351
    Feb-03    22228           23109             23001
    Mar-03    22479           23370             23224
 30-Apr-03    24270           25237             25137

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one-, five- and ten-year periods was 1,410, 1,362, 711 and 215, respectively. These funds may or may not use tax-efficient strategies.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


                                                       Schwab Equity Index Funds

SCHWAB 1000 FUND(R)

Select Shares(R)

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          SELECT SHARES        SCHWAB 1000 INDEX     CATEGORY AVERAGE
6 MONTH                           4.46%                    4.55%                3.31%
1 YEAR                          -13.37%                  -13.23%              -14.72%
5 YEARS                          -2.17%                   -2.04%               -3.05%
Since Inception:5/9/97            3.41%                    3.59%                  n/a

                                           6 MONTHS                 1 YEAR                   5 YEARS             SINCE INCEPTION
                                           --------                 ------                   -------             ---------------
TOTAL RETURNS AFTER TAX               SELECT     CATEGORY     SELECT     CATEGORY      SELECT     CATEGORY      SELECT     CATEGORY
                                      SHARES     AVERAGE      SHARES     AVERAGE       SHARES     AVERAGE       SHARES     AVERAGE
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    3.90%       1.05%       -13.84%    -16.49%       -2.54%      -4.40%       3.00%        --
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   2.76%       0.75%       -8.37%     -10.00%       -1.88%      -2.60%       2.58%        --
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT(2)

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index.

$61,025  SELECT SHARES
$61,676  SCHWAB 1000 INDEX
$59,916  S&P 500 INDEX

[LINE GRAPH]

             SELECT    SCHWAB 1000   S&P 500
             Shares       Index       Index
19-May-97    50000       50000        50000
   May-97    51040       51064        50930
   Jun-97    53180       53222        53212
   Jul-97    57490       57518        57442
   Aug-97    54750       54801        54225
   Sep-97    57685       57746        57191
   Oct-97    55785       55851        55281
   Nov-97    58150       58233        57841
   Dec-97    59325       59398        58836
   Jan-98    59725       59855        59489
   Feb-98    64145       64318        63778
   Mar-98    67405       67648        67043
   Apr-98    68100       68387        67720
   May-98    66625       66893        66556
   Jun-98    69305       69578        69258
   Jul-98    68345       68606        68524
   Aug-98    58140       58362        58629
   Sep-98    61915       62179        62387
   Oct-98    66825       67206        67459
   Nov-98    71000       71400        71547
   Dec-98    75505       75922        75668
   Jan-99    78385       78805        78831
   Feb-99    75750       76244        76379
   Mar-99    78795       79282        79434
   Apr-99    82015       82553        82509
   May-99    80120       80671        80561
   Jun-99    84110       84753        85033
   Jul-99    81450       82052        82380
   Aug-99    80665       81380        81968
   Sep-99    78545       78960        79721
   Oct-99    83725       84287        84767
   Nov-99    85755       86255        86491
   Dec-99    91470       92034        91585
   Jan-00    87180       87747        86987
   Feb-00    87225       87861        85341
   Mar-00    94765       95504        93687
   Apr-00    91200       91917        90867
   May-00    88835       89525        89004
   Jun-00    91220       91977        91203
   Jul-00    89905       90566        89780
   Aug-00    95990       96722        95356
   Sep-00    91585       92255        90322
   Oct-00    90810       91519        89942
   Nov-00    83065       83717        82855
   Dec-00    84050       84689        83261
   Jan-01    86935       87511        86217
   Feb-01    78875       79404        78354
   Mar-01    73515       74002        73386
   Apr-01    79515       80081        79088
   May-01    80020       80608        79618
   Jun-01    78280       78847        77683
   Jul-01    77225       77815        76922
   Aug-01    72325       72879        72107
   Sep-01    66255       66771        66280
   Oct-01    67745       68296        67546
   Nov-01    72920       73526        72727
   Dec-01    73845       74470        73367
   Jan-02    72990       73622        72296
   Feb-02    71600       72223        70901
   Mar-02    74445       75140        73567
   Apr-02    70445       71078        69108
   May-02    69775       70413        68597
   Jun-02    64710       65326        63713
   Jul-02    59875       60436        58750
   Aug-02    60245       60827        59132
   Sep-02    53980       54506        52704
   Oct-02    58420       58995        57342
   Nov-02    61795       62414        60719
   Dec-02    58255       58846        57155
   Jan-03    56805       57410        55658
   Feb-03    55865       56475        54823
   Mar-03    56500       57115        55355
30-Apr-03    61025       61676        59916

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one-and five-year periods was 1,410, 1,362 and 711, respectively. These funds may or may not use tax-efficient strategies.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Equity Index Funds

SCHWAB 1000 FUND(R)

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                              INVESTMENT STYLE 1
MARKET CAP                Value   Blend     Growth
  Large                    / /     /X/       / /
  Medium                   / /     / /       / /
  Small                    / /     / /       / /

STATISTICS

NUMBER OF HOLDINGS                               998
-----------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)            $36,905
-----------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                      24.4
-----------------------------------------------------
PRICE/BOOK RATIO (P/B)                           4.4
-----------------------------------------------------
PORTFOLIO TURNOVER RATE 2                          5%
-----------------------------------------------------
EXPENSE RATIO 3
 Investor Shares                                0.51%
 Select Shares(R)                               0.36%
-----------------------------------------------------

TOP HOLDINGS 4

                                             % OF
SECURITY                                  INVESTMENTS
-----------------------------------------------------
(1)  GENERAL ELECTRIC CO.                        3.1%
----------------------------------------------------
(2)  MICROSOFT CORP.                             2.9%
----------------------------------------------------
(3)  WAL-MART STORES, INC.                       2.6%
----------------------------------------------------
(4)  PFIZER, INC.                                2.6%
----------------------------------------------------
(5)  EXXON MOBIL CORP.                           2.5%
----------------------------------------------------
(6)  CITIGROUP, INC.                             2.1%
----------------------------------------------------
(7)  JOHNSON & JOHNSON                           1.7%
----------------------------------------------------
(8)  AMERICAN INTERNATIONAL GROUP, INC.          1.6%
----------------------------------------------------
(9)  INTERNATIONAL BUSINESS MACHINES CORP.       1.5%
----------------------------------------------------
(10) MERCK & CO., INC.                           1.4%
----------------------------------------------------
TOTAL                                           22.0%

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

14.3%   HEALTHCARE/DRUGS & MEDICINE
 8.7%   BUSINESS MACHINES & SOFTWARE
 8.3%   MISCELLANEOUS FINANCE
 7.9%   BANKS
 6.9%   RETAIL
 4.9%   MEDIA
 4.7%   PRODUCER GOODS & MANUFACTURING
 4.7%   INSURANCE
 4.4%   FOOD & AGRICULTURE
35.2%   OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2  Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.


                                                       Schwab Equity Index Funds

SCHWAB 1000 FUND(R) -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                   11/1/02-  11/1/01-  11/1/00-   11/1/99-  11/1/98-  11/1/97-
INVESTOR SHARES                                    4/30/03   10/31/02  10/31/01   10/31/00  10/31/99  10/31/98
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               25.25     29.57     39.95      37.12     29.90     25.25
                                                   -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.16      0.31      0.26       0.26      0.26      0.27
  Net realized and unrealized gains or losses         0.94     (4.36)   (10.40)      2.83      7.21      4.64
                                                   -----------------------------------------------------------
  Total income or loss from investment operations     1.10     (4.05)   (10.14)      3.09      7.47      4.91
Less distributions:
  Dividends from net investment income               (0.32)    (0.27)    (0.24)     (0.26)    (0.25)    (0.26)
                                                   -----------------------------------------------------------
Net asset value at end of period                     26.03     25.25     29.57      39.95     37.12     29.90
                                                   -----------------------------------------------------------
Total return (%)                                      4.41 2  (13.87)   (25.50)      8.34     25.12     19.63

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.48 3    0.46      0.46       0.46 1    0.46      0.46
Expense reductions reflected in above ratio           0.04 3    0.06      0.05       0.04      0.05      0.05
Ratio of net investment income to
  average net assets                                  1.32 3    1.04      0.78       0.63      0.78      1.02
Portfolio turnover rate                                  5 2       9         8          9         3         2
Net assets, end of period ($ x 1,000,000)            3,371     3,223     3,852      5,083     4,925     3,657

1 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.

2  Not annualized.

3  Annualized.


See financial notes.

                                                   11/1/02-  11/1/01-   11/1/00-  11/1/99-   11/1/98-  11/1/97-
SELECT SHARES(R)                                   4/30/03   10/31/02   10/31/01  10/31/00   10/31/99  10/31/98
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset valueat beginning of period                 25.26     29.58      39.98     37.16      29.93     25.26
                                                   -------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                0.18      0.35       0.31      0.29       0.30      0.32
  Net realized and unrealized gains or losses          0.93     (4.36)    (10.41)     2.84       7.22      4.63
                                                   -------------------------------------------------------------
  Total income or loss from investment operations      1.11     (4.01)    (10.10)     3.13       7.52      4.95
Less distributions:
  Dividends from net investment income                (0.35)    (0.31)     (0.30)    (0.31)     (0.29)    (0.28)
                                                   -------------------------------------------------------------
Net asset value at end of period                      26.02     25.26      29.58     39.98      37.16     29.93
                                                   -------------------------------------------------------------
Total return (%)                                       4.46 2  (13.77)    (25.40)     8.46      25.29     19.79

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                   0.35 3    0.35       0.35      0.35 1     0.35      0.35
Expense reductions reflected in above ratio            0.02 3    0.02       0.01        --       0.02      0.04
Ratio of net investment income to
  average net assets                                   1.44 3    1.15       0.89      0.74       0.89      1.11
Portfolio turnover rate                                   5 2       9          8         9          3         2
Net assets, end of period ($ x 1,000,000)             1,692     1,588      1,911     2,159      2,214     1,041

1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 ~  Security is valued at fair value
    (see Accounting Policies)

                                      COST                       MARKET VALUE
HOLDINGS BY CATEGORY              ($ x 1,000)                     ($ x 1,000)
-----------------------------------------------------------------------------
99.9% COMMON STOCK                 3,846,418                       5,055,387
 0.1% SHORT-TERM INVESTMENT            6,931                           6,931
 0.0% U.S. TREASURY OBLIGATION           369                             369
 0.0% WARRANTS                            --                              --
-----------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS           3,853,718                       5,062,687

                                                                  MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      COMMON STOCK  99.9% of investments

      AEROSPACE / DEFENSE 1.4%
      The Boeing Co.   444,182                                        12,117
      Crane Co.   31,050                                                 607
      General Dynamics Corp.    106,400                                6,604
      Goodrich Corp.    61,892                                           871
      Lockheed Martin Corp.    241,584                                12,091
      Northrop Grumman Corp.    96,597                                 8,496
      Raytheon Co.    223,000                                          6,674
      Rockwell Automation, Inc.    98,600                              2,248
      Rockwell Collins, Inc.    95,100                                 2,033
      Textron, Inc.    71,400                                          2,106
      United Technologies Corp.    248,427                            15,355
                                                                 -----------
                                                                      69,202

      AIR TRANSPORTATION  0.3%
      ----------------------------------------------------------------------
      Delta Air Lines, Inc.    64,200                                    821
      FedEx Corp.    157,160                                           9,411
      Southwest Airlines Co.    408,225                                6,515
                                                                 -----------
                                                                      16,747

      ALCOHOLIC BEVERAGES  0.5%
      ----------------------------------------------------------------------
      Adolph Coors Co., Class B    18,800                              1,006
      Anheuser-Busch Cos., Inc.    453,600                            22,626
      Brown-Forman Corp., Class B    31,578                            2,417
    o Constellation Brands, Inc.,
      Class A    47,000                                                1,260
                                                                 -----------
                                                                      27,309

      APPAREL  0.5%
      ----------------------------------------------------------------------
    o Abercrombie & Fitch Co., Class A    50,700                       1,667
    o Chico's FAS, Inc.    44,200                                      1,076
    o Coach, Inc.   48,164                                             2,096
      Foot Locker, Inc.   73,400                                         807
    o Jones Apparel Group, Inc.    67,100                              1,914
      Liz Claiborne, Inc.    58,000                                    1,887
      Nike, Inc., Class B    139,900                                   7,489
    o Polo Ralph Lauren Corp.    23,300                                  546
    o Reebok International Ltd.    31,200                                969
      Talbots, Inc.    30,000                                            859
    o Timberland Co., Class A    19,100                                  955
      VF Corp.     58,600                                              2,305
                                                                 -----------
                                                                      22,570

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.3%
      ----------------------------------------------------------------------
    o Advance Auto Parts, Inc.    18,600                                 925
    o American Axle & Manufacturing Holdings, Inc.    25,900             646
      ArvinMeritor, Inc.    35,400                                       560
    o Autonation, Inc.    162,600                                      2,252
      BorgWarner, Inc.    14,000                                         821
      Carlisle Cos., Inc.    16,000                                      726
    o Carmax, Inc.    53,600                                           1,134
      Cooper Tire & Rubber Co.    38,300                                 539
    o Copart, Inc.    48,000                                             405
      Cummins, Inc.    21,600                                            586
      Dana Corp.    77,189                                               717
      Danaher Corp.    81,200                                          5,601
      Delphi Corp.    295,400                                          2,481
      Donaldson Co., Inc.    22,900                                      914
      Eaton Corp.    37,700                                            3,094
      Ford Motor Co.    970,670                                        9,998
      General Motors Corp.    295,934                                 10,668


See financial notes.

                                                                  MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
    o General Motors Corp., Class H    505,194                         5,961
      Genuine Parts Co.    92,775                                      2,966
      Goodyear Tire & Rubber Co.    91,200                               522
      Harley-Davidson, Inc.    159,300                                 7,079
    o Lear Corp.    34,200                                             1,359
    o Navistar International Corp.    35,500                             991
    o O'Reilly Automotive, Inc.    27,800                                825
      Oshkosh Truck Corp.    8,900                                       498
      Polaris Industries, Inc.    11,900                                 629
    o SPX Corp.    43,800                                              1,481
      Superior Industries International,
      Inc.    14,400                                                     570
                                                                 -----------
                                                                      64,948

      BANKS  7.9%
      ----------------------------------------------------------------------
      AmSouth Bancorp.    186,875                                      3,934
      Associated Banc-Corp.    38,825                                  1,357
      Bancorpsouth, Inc.    40,800                                       820
      Bank of America Corp.    795,322                                58,894
      Bank of Hawaii Corp.    33,750                                   1,112
      The Bank of New York Co., Inc.    404,100                       10,688
      Bank One Corp.    616,093                                       22,210
      Banknorth Group, Inc.    85,800                                  2,049
      BB&T Corp.    251,000                                            8,183
      Citizens Banking Corp.    23,000                                   528
      City National Corp.    26,000                                    1,070
      The Colonial BancGroup, Inc.    64,400                             820
      Comerica, Inc.    92,774                                         4,037
      Commerce Bancorp, Inc. N.J.    35,100                            1,428
      Commerce Bancshares, Inc.    34,848                              1,319
      Community First Bankshares, Inc.    20,400                         549
      Compass Bancshares, Inc.    68,112                               2,297
      Cullen/Frost Bankers, Inc.    26,500                               869
      Fifth Third Bancorp    304,930                                  15,030
      First Citizens BancShares, Inc.,
      Class A    6,000                                                   584
      First Midwest Bancorp, Inc.    25,700                              712
      First Tennessee National Corp.    66,200                         2,900
      First Virginia Banks, Inc.    42,287                             1,727
      FirstMerit Corp.    44,000                                         902
      FleetBoston Financial Corp.    553,815                          14,687
      FNB Corp.    22,800                                                694
      Fulton Financial Corp.    55,388                                 1,104
      Golden West Financial Corp.    81,900                            6,177
      GreenPoint Financial Corp.    51,800                             2,474
      Hibernia Corp., Class A     82,000                               1,486
      Hudson City Bancorp, Inc.    102,500                             2,375
      Hudson United Bancorp    23,500                                    784
      Huntington Bancshares, Inc.    122,435                           2,383
      Independence Community Bank    29,700                              777
      J.P. Morgan Chase & Co.    1,054,590                            30,952
      KeyCorp, Inc.    222,946                                         5,375
      M&T Bank Corp.    63,801                                         5,389
      Marshall & Ilsley Corp.    115,470                               3,397
      Mellon Financial Corp.    226,088                                5,980
      Mercantile Bankshares Corp.    35,775                            1,372
      National City Corp.    323,400                                   9,689
      National Commerce Financial Corp.    106,650                     2,169
      New York Community Bancorp., Inc.    55,800                      1,937
      North Fork Bancorp., Inc.    85,900                              2,780
      Northern Trust Corp.    116,850                                  4,101
      Old National Bancorp.    32,962                                    719
      Park National Corp.    7,100                                       699
      Peoples Bank-Bridgeport    32,000                                  843
      PNC Financial Services Group, Inc.    149,730                    6,573
      Popular, Inc.    70,800                                          2,587
      Provident Financial Group, Inc.    25,400                          601
    o Providian Financial Corp.    150,400                             1,108
      Regions Financial Corp.    116,965                               3,943
      Roslyn Bancorp., Inc.    43,050                                    821
      Sky Financial Group, Inc.    45,530                                918
      SouthTrust Corp.    182,474                                      4,901
      State Street Corp.    176,100                                    6,169
      SunTrust Banks, Inc.    149,456                                  8,552
      Synovus Financial Corp.    159,662                               3,109
      Transatlantic Holdings, Inc.    27,300                           1,856
      Trustmark Corp.    32,000                                          787
      U.S. Bancorp    1,011,753                                       22,410
      Union Planters Corp.    105,000                                  2,997
      UnionBanCal Corp.    80,200                                      3,240
      United Bankshares, Inc.    21,900                                  633
      Valley National Bancorp    49,600                                1,312
      Wachovia Corp.    720,020                                       27,512
      Wells Fargo & Co.    894,932                                    43,189
      Westamerica Bancorp.    17,400                                     750


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                  MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      Whitney Holding Corp.    20,900                                    706
      Wilmington Trust Corp.    34,000                                   915
      Zions Bancorp.    47,300                                         2,330
                                                                 -----------
                                                                     400,281

      BUSINESS MACHINES & SOFTWARE   8.7%
      ----------------------------------------------------------------------
    o 3Com Corp.    191,150                                              994
      Adobe Systems, Inc.    122,800                                   4,244
    o Apple Computer, Inc.    189,600                                  2,692
      Autodesk, Inc.    58,700                                           913
    o BMC Software, Inc.    122,400                                    1,826
    o CACI International, Inc., Class A    14,800                        517
    o Cisco Systems, Inc.    3,777,800                                56,818
    o Compuware Corp.    196,600                                         863
    o Comverse Technology, Inc.    97,600                              1,276
    o Dell Computer Corp.    1,364,300                                39,442
      Diebold, Inc.    37,418                                          1,496
    o EMC Corp.    1,158,600                                          10,532
      Fair Isaac Corp.    26,350                                       1,372
    o Gateway, Inc.    168,600                                           486
      Hewlett-Packard Co.    1,614,540                                26,317
      IKON Office Solutions, Inc.    75,000                              582
    o Ingram Micro, Inc., Class A    78,400                              784
  (9) International Business Machines Corp.    894,000                75,901
    o Juniper Networks, Inc.    198,600                                2,030
    o Lexmark International, Inc.,
      Class A    67,400                                                5,022
    o Maxtor Corp.    125,500                                            690
      Microchip Technology, Inc.    105,700                            2,198
 =(2) Microsoft Corp.    5,660,300                                   144,734
    o NCR Corp.    50,651                                              1,110
    o Network Appliance, Inc.    178,600                               2,372
    o Novell, Inc.    189,600                                            521
    o Novellus Systems, Inc.    79,400                                 2,226
    o Oracle Corp.    2,803,614                                       33,307
      Pitney Bowes, Inc.    125,100                                    4,392
   ~o Seagate Escrow Security    126,560                                  36
    o Storage Technology Corp.    57,300                               1,416
    o Sun Microsystems, Inc.    1,689,900                              5,577
    o Sybase, Inc.    49,300                                             631
    o Tech Data Corp.    29,400                                          706
      Total System Services, Inc.    102,400                           1,894
    o Unisys Corp.    173,650                                          1,806
    o Xerox Corp.    387,250                                           3,818
                                                                 -----------
                                                                     441,541

      BUSINESS SERVICES  3.9%
      ----------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    70,700                                                3,372
    o Allied Waste Industries, Inc.    110,065                           914
    o Apollo Group, Inc., Class A    92,750                            5,027
      Automatic Data Processing, Inc.    315,900                      10,624
    o BEA Systems, Inc.    213,400                                     2,286
    o BearingPoint, Inc.    98,600                                       806
    o Career Education Corp.    24,000                                 1,443
    o CDW Computer Centers, Inc.    43,700                             1,863
    o Cendant Corp.    541,648                                         7,735
    o Ceridian Corp.    77,100                                         1,076
    o Cerner Corp.    18,500                                             370
    o Certegy, Inc.    34,600                                            865
    o Checkfree Corp.    41,000                                        1,130
    o ChoicePoint, Inc.    44,166                                      1,558
      Cintas Corp.    90,400                                           3,245
    o Citrix Systems, Inc.    88,900                                   1,686
      Computer Associates International, Inc.    301,279               4,893
    o Computer Sciences Corp.    98,696                                3,252
    o Concord EFS, Inc.    267,924                                     3,705
    o Convergys Corp.    90,200                                        1,463
    o Corinthian Colleges, Inc.    22,600                              1,035
    o Corporate Executive Board Co.    19,400                            795
    o D&B Corp.    38,700                                              1,463
      Deluxe Corp.    32,200                                           1,417
    o DeVry, Inc.    36,400                                              842
    o DST Systems, Inc.    64,100                                      1,968
    o eBay, Inc.    164,500                                           15,261
    o Education Management Corp.    18,400                               898
      Electronic Data Systems Corp.    250,000                         4,537
      Equifax, Inc.    75,900                                          1,760
      First Data Corp.    397,604                                     15,598
    o Fiserv, Inc.    101,589                                          2,991
      Global Payments, Inc.    19,200                                    595
    o GTECH Holdings Corp.    29,600                                     997
      H&R Block, Inc.    93,900                                        3,626
    o Interactive Data Corp.    47,700                                   763
      Interpublic Group of Cos., Inc.    200,650                       2,287
    o Intuit, Inc.    108,800                                          4,219


See financial notes.

                                                                  MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
    o Iron Mountain, Inc.    44,200                                    1,761
    o ITT Educational Services, Inc.    23,700                           699
    o J.D. Edwards & Co.    62,000                                       743
      Jack Henry & Associates, Inc.    45,500                            593
    o Jacobs Engineering Group, Inc.    30,200                         1,243
    o Lamar Advertising Co.    44,300                                  1,591
      Manpower, Inc.    39,800                                         1,309
    o Mercury Interactive Corp.    44,000                              1,493
      Moody's Corp.    80,500                                          3,887
    o National Instruments Corp.   26,600                                853
    o Network Associates, Inc.    81,400                                 930
      Omnicom Group, Inc.    99,900                                    6,184
    o Overture Services, Inc.    30,400                                  325
      Paychex, Inc.    197,642                                         6,155
    o PeopleSoft, Inc.    165,200                                      2,483
    o Peregrine Systems, Inc.    102,600                                  29
    o Perot Systems Corp., Class A    56,400                             599
    o Pixar, Inc.    26,800                                            1,565
    o QLogic Corp.    48,700                                           2,142
      The Reynolds & Reynolds Co., Class A    36,200                   1,043
    o Robert Half International, Inc.    90,200                        1,468
    o Sandisk Corp.    35,900                                            869
      SEI Investments Co.    55,100                                    1,451
      The ServiceMaster Co.    156,800                                 1,419
    o Siebel Systems, Inc.    252,000                                  2,185
      Sonoco Products Co.    50,141                                    1,096
    o Stericycle, Inc.    21,700                                         853
    o Sungard Data Systems, Inc.    149,200                            3,208
    o Symantec Corp.    77,500                                         3,406
    o Synopsys, Inc.    39,300                                         1,912
    o Thermo Electron Corp.    86,984                                  1,580
    o TMP Worldwide, Inc.    57,900                                      971
    o VeriSign, Inc.    123,335                                        1,532
    o Veritas Software Corp.    216,379                                4,762
      Viad Corp.    45,900                                               923
      Waste Management, Inc.    318,475                                6,917
    o Yahoo!, Inc.    311,200                                          7,712
                                                                  ----------
                                                                     196,256

      CHEMICAL  2.0%
      ----------------------------------------------------------------------
      3M Co.    207,000                                               26,090
      Air Products & Chemicals, Inc.    120,200                        5,177
    o Airgas, Inc.    37,300                                             755

      Albemarle Corp.    21,700                                          586
      Cabot Corp.    31,900                                              889
    o Cabot Microelectronics Corp.    12,700                             549
    o Cytec Industries, Inc.    20,400                                   653
      Dow Chemical Co.    482,252                                     15,741
      E.I. du Pont de Nemours & Co.    525,089                        22,332
      Eastman Chemical Co.    40,125                                   1,225
      Ecolab, Inc.    69,300                                           3,540
      Great Lakes Chemical Corp.    26,200                               643
      Lubrizol Corp.    26,800                                           847
      Lyondell Chemical Co.    83,200                                  1,211
      PPG Industries, Inc.    90,100                                   4,371
      Praxair, Inc.    86,000                                          4,995
      Rohm & Haas Co.    117,014                                       3,874
      RPM International, Inc.    59,800                                  739
      The Sherwin-Williams Co.    77,900                               2,172
      Sigma-Aldrich Corp.    39,200                                    1,953
      Valspar Corp.    26,100                                          1,127
                                                                  ----------
                                                                      99,469

      CONSTRUCTION  0.5%
      ----------------------------------------------------------------------
      Centex Corp.    34,100                                           2,251
      Clayton Homes, Inc.    70,782                                      878
      D.R. Horton, Inc.    81,522                                      1,932
      Florida Rock Industries, Inc.    14,900                            566
      Fluor Corp.    41,700                                            1,442
      KB Home Corp.    25,000                                          1,232
      Lafarge North America, Inc.    35,700                            1,137
      Lennar Corp., Class A    35,300                                  1,915
      Martin Marietta Materials, Inc.    25,300                          748
      Masco Corp.    267,800                                           5,643
      MDC Holdings, Inc.    13,900                                       641
    o NVR, Inc.    5,700                                               2,039
      Pulte Homes, Inc.    31,900                                      1,850
      The Stanley Works    46,000                                      1,105
    o Toll Brothers, Inc.    36,600                                      851
      Vulcan Materials Co.    52,700                                   1,843
                                                                  ----------
                                                                      26,073

      CONSUMER DURABLE  0.3%
      ----------------------------------------------------------------------
      Black & Decker Corp.    41,950                                   1,730
    o Energizer Holdings, Inc.    47,200                               1,360
      Ethan Allen Interiors, Inc.    19,700                              664
    o Furniture Brands International, Inc.    29,300                     696


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

      PORTFOLIO HOLDINGS continued

                                                                  MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      Hillenbrand Industries, Inc.    34,000                           1,697
      La-Z-Boy, Inc.    29,400                                           574
      Leggett & Platt, Inc.    101,300                                 2,092
      Maytag Corp.    40,650                                             847
    o Mohawk Industries, Inc.    34,439                                1,910
    o Rent-A-Center, Inc.    18,200                                    1,168
      Whirlpool Corp.    37,400                                        2,001
                                                                  ----------
                                                                      14,739

      CONSUMER NON-DURABLE  1.1%
      ----------------------------------------------------------------------
    o American Greetings Corp.,
      Class A    37,600                                                  547
      Applebee's International, Inc.    28,650                           785
    o Aramark Corp., Class B     40,900                                  939
    o Brinker International, Inc.    50,600                            1,607
      CBRL Group, Inc.    25,800                                         822
    o The Cheesecake Factory     26,350                                  832
    o Cytyc Corp.    60,200                                              795
      Darden Restaurants, Inc.    88,950                               1,558
    o Electronic Arts, Inc.    75,500                                  4,475
      Fastenal Co.    39,400                                           1,363
      Fortune Brands, Inc.    79,600                                   3,853
      Hasbro, Inc.    89,987                                           1,440
    o International Game Technology     45,000                         3,883
      International Speedway Corp.,
      Class A    27,600                                                1,085
    o Krispy Kreme Doughnuts, Inc.     28,900                            939
      Lancaster Colony Corp.    18,900                                   808
      Mattel, Inc.    229,320                                          4,985
      McDonald's Corp.    669,000                                     11,440
      Newell Rubbermaid, Inc.   141,109                                4,301
      Outback Steakhouse, Inc.    40,375                               1,443
    o Panera Bread Co., Class A    15,200                                517
      Regis Corp.    22,600                                              640
      Ruby Tuesday, Inc.    33,300                                       656
    o Starbucks Corp.    203,900                                       4,790
      Wendy's International, Inc.    60,100                            1,745
                                                                  ----------
                                                                      56,248

      CONTAINERS  0.2%
      ----------------------------------------------------------------------
      Ball Corp.    29,600                                             1,662
      Bemis Co.    27,600                                              1,260
    o Crown Holdings, Inc.    88,900                                     471
    o Owens-Illinois, Inc.    76,700                                     682
    o Packaging Corp. of America     54,400                            1,023
    o Pactiv Corp.    84,350                                           1,731
    o Sealed Air Corp.    43,699                                       1,873
                                                                  ----------
                                                                       8,702

      ELECTRONICS  4.4%
      ----------------------------------------------------------------------
    o Acxiom Corp.    46,400                                             648
    o ADC Telecommunications, Inc.    414,300                            989
    o Adelphia Communications, Class A    75,707                          14
    o Advanced Fibre Communications, Inc.    43,800                      670
    o Advanced Micro Devices, Inc.     178,700                         1,330
    o Agere Systems, Inc., Class A     868,500                         1,555
    o Agilent Technologies, Inc.    245,800                            3,938
    o Alliant Techsystems, Inc.    19,900                              1,069
    o Altera Corp.    201,700                                          3,189
    o American Power Conversion Corp.    103,900                       1,619
    o Amphenol Corp., Class A    22,200                                  983
    o Analog Devices, Inc.    192,100                                  6,362
      Applied Biosystems Group-- Applera Corp.    108,900              1,909
    o Applied Materials, Inc.    869,800                              12,699
    o Applied Micro Circuits Corp.    157,200                            704
    o Arrow Electronics, Inc.    52,000                                  878
    o Atmel Corp.    242,200                                             446
    o Avnet, Inc.    62,200                                              793
      AVX Corp.    90,600                                                963
    o Broadcom Corp., Class A     143,500                              2,567
    o Cadence Design Systems, Inc.    139,850                          1,599
    o CIENA Corp.    224,400                                           1,093
    o Cree, Inc.    37,900                                               756
    o Cymer, Inc.    17,800                                              508
    o Emulex Corp.    42,700                                             875
    o Fairchild Semiconductor International,
      Inc., Class A    60,900                                            723
    o Fisher Scientific    28,500                                        821
      International, Inc.
    o Gentex Corp.    39,600                                           1,196
    o Getty Images, Inc.    27,900                                       944
      Harman International Industries, Inc.    16,700                  1,112
      Harris Corp.    34,600                                             988
    o Hearst-Argyle Television, Inc.    48,100                         1,159
    o Imation Corp.    18,400                                            631
    o Integrated Circuit Systems, Inc.    35,300                         767


See financial notes.

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                     ($ x 1,000)
      Intel Corp.    3,504,200                               64,477
    o International Rectifier Corp.    33,300                   753
    o Intersil Corp., Class A    71,100                       1,315
      ITT Industries, Inc.    48,800                          2,845
    o Jabil Circuit, Inc.     103,100                         1,928
    o JDS Uniphase Corp.     735,755                          2,377
    o KLA-Tencor Corp.    100,200                             4,108
    o L-3 Communications Holdings, Inc.    49,200             2,185
    o Lam Research Corp.    67,100                              975
      Linear Technology Corp.    164,200                      5,660
    o LSI Logic Corp.    193,300                              1,036
    o Lucent Technologies, Inc.    1,785,119                  3,213
      Maxim Integrated Products, Inc.    170,529              6,700
    o Micron Technology, Inc.    319,700                      2,717
      Molex, Inc.    100,021                                  2,335
      Motorola, Inc.    1,211,386                             9,582
    o National Semiconductor Corp.    94,100                  1,763
    o Nvidia Corp.    82,700                                  1,180
      PerkinElmer, Inc.    65,800                               653
      Qualcomm, Inc.    417,500                              13,314
    o RF Micro Devices, Inc.    95,000                          451
    o Riverstone Networks, Inc.    1                             --
    o Sanmina-- SCI Corp.    274,652                          1,318
    o Skyworks Solutions, Inc.    71,600                        383
    o Solectron Corp.    429,500                              1,370
      Symbol Technologies, Inc.    119,970                    1,311
    o Tektronix, Inc.    45,200                                 848
    o Tellabs, Inc.    214,200                                1,324
    o Teradyne, Inc.    95,300                                1,106
      Texas Instruments, Inc.    914,255                     16,905
    o Univision Communications, Inc.,
      Class A    121,100                                      3,667
    o Vishay Intertechnology, Inc.    83,150                  1,039
    o Waters Corp.    67,100                                  1,611
    o WebMD Corp.    154,500                                  1,489
    o Western Digital Corp.    100,700                          940
    o Xilinx, Inc.    177,400                                 4,802
                                                        -----------
                                                            224,177

      ENERGY: RAW MATERIALS 1.3%
      -------------------------------------------------------------
      Anadarko Petroleum Corp.    131,380                     5,833
      Apache Corp.    85,160                                  4,875
      Arch Coal, Inc.    27,300                                 494
      Baker Hughes, Inc.    186,520                           5,223
    o BJ Services Co.    83,600                               3,052
      Burlington Resources, Inc.    106,767                   4,944
      Chesapeake Energy Corp.    112,500                        907
    o Cooper Cameron Corp.    28,200                          1,350
      Devon Energy Corp.    153,117                           7,235
      ENSCO International, Inc.    77,400                     1,966
      EOG Resources, Inc.    61,500                           2,299
    o FMC Technologies, Inc.    34,100                          642
    o Forest Oil Corp.    24,500                                509
    o Grant Prideco, Inc.    63,000                             719
      Halliburton Co.    228,860                              4,900
      Helmerich & Payne, Inc.    25,900                         666
    o Key Energy Services, Inc.    66,800                       673
      Noble Energy, Inc.    29,700                              986
      Occidental Petroleum Corp.    200,100                   5,973
    o Patterson-UTI Energy, Inc.    41,200                    1,363
      Peabody Energy Corp.    27,300                            767
    o Pride International, Inc.    70,000                     1,086
      Rowan Cos., Inc.    48,600                                996
    o Smith International, Inc.    52,800                     1,878
      Tidewater, Inc.    31,600                                 850
      Valero Energy Corp.    59,188                           2,175
    o Varco International, Inc.    50,400                       886
      Western Gas Resources, Inc.    17,200                     631
      XTO Energy, Inc.    95,533                              1,863
                                                        -----------
                                                             65,741

      FOOD & AGRICULTURE 4.4%
      -------------------------------------------------------------
      Altria Group, Inc.    1,094,200                        33,657
      Archer-Daniels-Midland Co.    340,036                   3,768
      Campbell Soup Co.    215,100                            4,739
      The Coca-Cola Co.    1,311,800                         52,997
      Coca-Cola Enterprises, Inc.    235,600                  4,592
      ConAgra Foods, Inc.    283,259                          5,948
      Corn Products International, Inc.     18,600              556
    o Dean Foods Co.    49,500                                2,155
    o Del Monte Foods Co.    108,295                            861
      Dreyer's Grand Ice Cream, Inc.    18,200                1,163
      General Mills, Inc.    195,250                          8,808
      H.J. Heinz Co.    184,500                               5,513
      Hershey Foods Corp.    72,900                           4,757
      Hormel Foods Corp.    72,200                            1,661

                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      IMC Global, Inc.     59,860                                542
      The J.M. Smuckers Co.     25,800                           936
      Kellogg Co.     214,400                                  7,019
      Kraft Foods, Inc., Class A     147,700                   4,564
      McCormick & Co., Inc. 74,700                             1,852
      Monsanto Co.     138,248                                 2,405
      The Pepsi Bottling Group, Inc.     148,300               3,046
      PepsiAmericas, Inc.     78,100                             975
      PepsiCo, Inc.     913,560                               39,539
    o Performance Food Group Co.   23,500                        824
      Sara Lee Corp.     415,200                               6,967
    o The Scotts Co., Class A      17,500                        997
      Sensient Technologies Corp.    24,700                      546
    o Smithfield Foods, Inc.     56,800                        1,113
      Supervalu, Inc.     69,400                               1,143
      Sysco Corp.     345,500                                  9,926
      Tootsie Roll Industries, Inc.  27,730                      804
      Tyson Foods, Inc., Class A     183,382                   1,766
    o Whole Foods Market, Inc.     31,900                      1,893
      Wm. Wrigley Jr. Co.     119,200                          6,760
                                                         -----------
                                                             224,792

      GOLD 0.1%
      --------------------------------------------------------------
      Newmont Mining Corp.    210,838                          5,697

      HEALTHCARE / DRUGS & MEDICINE 14.3%
      --------------------------------------------------------------
      Abbott Laboratories    827,500                          33,621
    o Accredo Health, Inc.    24,700                             365
    o AdvancePCS Corp.    46,700                               1,404
    o Affymetrix, Inc.    30,400                                 564
      Allergan, Inc.    69,400                                 4,875
      AmerisourceBergen Corp.    57,795                        3,343
    o Amgen, Inc.    679,940                                  41,687
    o Amylin Pharmaceuticals, Inc.    47,500                     910
    o Andrx Corp.    37,200                                      600
    o Anthem, Inc.    75,600                                   5,189
    o Apogent Technologies, Inc.    55,700                       957
    o Apria Healthcare Group, Inc.    28,600                     671
    o Barr Laboratories, Inc.    35,350                        1,965
      Bausch & Lomb, Inc.    28,100                              988
      Baxter International, Inc.    311,900                    7,174
      Beckman Coulter, Inc.    32,400                          1,259
      Becton Dickinson & Co.    133,600                        4,729
    o Biogen, Inc.    77,600                                   2,948
      Biomet, Inc.    137,000                                  4,173
    o Boston Scientific Corp.    216,042                       9,301
      Bristol-Myers Squibb Co.    1,023,100                   26,130
      C.R. Bard, Inc.    28,300                                1,794
      Cardinal Health, Inc.    238,956                        13,209
    o Caremark Rx, Inc.    135,500                             2,698
    o Celgene Corp.    41,000                                  1,091
    o Cephalon, Inc.    29,600                                 1,209
    o Charles River Laboratories
      International, Inc.    23,500                              638
    o Chiron Corp.    97,912                                   3,998
    o Community Health Systems, Inc.    51,300                   975
    o Covance, Inc.    31,200                                    553
    o Coventry Health Care, Inc.      31,200                   1,274
    o DaVita, Inc.    31,400                                     647
      Dentsply International, Inc.    40,650                   1,522
      Diagnostic Products Corp.    14,900                        589
    o Edwards Lifesciences Corp.    31,300                       904
      Eli Lilly & Co.    594,768                              37,958
    o Express Scripts, Inc.    40,600                          2,394
    o First Health Group Corp.    52,800                       1,323
    o Forest Laboratories, Inc.    192,200                     9,941
    o Genzyme Corp.-- General
      Division    113,500                                      4,572
    o Gilead Sciences, Inc.    104,200                         4,808
    o Guidant Corp.    161,072                                 6,280
      HCA, Inc.    271,472                                     8,714
      Health Management Associates, Inc.,
      Class A    126,528                                       2,159
    o Health Net, Inc.    66,300                               1,730
    o Henry Schein, Inc.    22,900                               988
    o Human Genome Sciences, Inc.    67,000                      783
    o Humana, Inc.     84,300                                    932
    o ICOS Corp.    32,300                                       864
    o Idec Pharmaceuticals Corp.    79,600                     2,607
    o IDEXX Laboratories, Inc.    17,900                         698
    o Igen International, Inc.    12,400                         451
      IMS Health, Inc.    129,100                              1,988
      Invacare Corp.    16,200                                   518
    o Invitrogen Corp.    26,900                                 880
    o IVAX Corp.    101,125                                    1,625
  (7) Johnson & Johnson    1,571,320                          88,560
    o King Pharmaceuticals, Inc.    125,166                    1,578


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
    o Laboratory Corp. of America
      Holdings    78,900                                       2,324
    o LifePoint Hospitals, Inc.    20,600                        402
    o Lincare Holdings, Inc.    55,000                         1,670
    o Manor Care, Inc.    50,200                                 976
      McKesson Corp.    153,328                                4,253
    o Medicis Pharmaceutical Corp.,
      Class A    14,100                                          813
    o Medimmune, Inc.    132,450                               4,672
      Medtronic, Inc.    645,100                              30,797
 (10) Merck & Co., Inc.    1,187,908                          69,112
    o Mid Atlantic Medical
      Services, Inc.    24,900                                 1,084
    o Millennium Pharmaceuticals,
      Inc.    149,720                                          1,647
      Mylan Laboratories    97,475                             2,756
    o NBTY, Inc.    34,500                                       535
    o Neurocrine Biosciences, Inc.    16,000                     724
      Omnicare, Inc.    49,100                                 1,302
    o Oxford Health Plans, Inc.    45,500                      1,332
    o Patterson Dental Co.    35,400                           1,422
    o Pediatrix Medical Group, Inc.    13,200                    421
  (4) Pfizer, Inc.    4,216,812                              129,667
    o Pharmaceutical Product
      Development, Inc.    28,800                                754
    o Quest Diagnostics    56,300                              3,364
    o Quintiles Transnational Corp.    61,160                    859
    o Renal Care Group, Inc.    25,100                           813
    o Respironics, Inc.    17,400                                669
      Schering-Plough Corp.    772,900                        13,989
    o SICOR, Inc.    60,900                                    1,092
    o St. Jude Medical, Inc.    94,300                         4,947
    o Steris Corp.    36,000                                     817
      Stryker Corp.    104,900                                 7,029
    o Techne Corp.    21,600                                     480
    o Tenet Healthcare Corp.    253,709                        3,765
    o Triad Hospitals, Inc.    38,900                            856
      UnitedHealth Group, Inc.    162,000                     14,925
    o Universal Health Services,
      Class B    31,400                                        1,214
    o Varian Medical Systems, Inc.    37,300                   2,009
    o Vertex Pharmaceuticals, Inc.    39,800                     480
    o Watson Pharmaceuticals, Inc.    55,500                   1,613
    o WellPoint Health Networks, Inc.    79,350                6,026
      Wyeth    700,200                                        30,480
    o Zimmer Holdings, Inc.    103,400                         4,849
                                                         -----------
                                                             723,244

      HOUSEHOLD PRODUCTS 2.2%
      --------------------------------------------------------------
      Alberto-Culver Co., Class B    30,300                    1,493
      Avon Products, Inc.    124,400                           7,236
      Church & Dwight Co., Inc.    20,800                        655
      Clorox Co.    116,400                                    5,264
      Colgate-Palmolive Co.    283,900                        16,231
      The Dial Corp.    49,500                                 1,031
      The Estee Lauder Cos., Inc.,
      Class A    65,000                                        2,112
      The Gillette Co.    553,110                             16,842
      International Flavors &
      Fragrances, Inc.    51,000                               1,621
      Procter & Gamble Co.    684,100                         61,466
                                                         -----------
                                                             113,951

      INSURANCE 4.7%
      --------------------------------------------------------------
      21st Century Insurance Group    44,500                     602
      Aetna, Inc.    80,265                                    3,997
      AFLAC, Inc.    272,400                                   8,910
    o Alleghany Corp.    4,242                                   721
      The Allstate Corp.    372,048                           14,060
      AMBAC Financial Group, Inc.    61,200                    3,571
      American Financial Group, Inc.    36,000                   798
  (8) American International
      Group, Inc.    1,379,771                                79,958
      American National Insurance Co.    13,700                1,096
      AmerUs Group Co.    20,200                                 529
      AON Corp.    163,112                                     3,615
      Arthur J. Gallagher & Co.    45,800                      1,145
      Brown & Brown, Inc.    37,900                            1,356
      Chubb Corp.    90,900                                    4,808
      CIGNA Corp.    74,400                                    3,891
      Cincinnati Financial Corp.    86,014                     3,170
    o CNA Financial Corp.    118,200                           2,831
      Commerce Group, Inc.    16,800                             623
      Erie Indemnity Co., Class A    37,300                    1,394
      Fidelity National Financial, Inc.    54,578              1,877
      First American Corp.    37,600                             996
      Hartford Financial Services
      Group, Inc.    134,600                                   5,486
      HCC Insurance Holdings, Inc.    32,400                     891
      Hilb, Rogal & Hamilton Co.    18,400                       654


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      Jefferson-Pilot Corp.    76,587                          3,070
      John Hancock Financial
      Services, Inc.     151,800                               4,405
      Leucadia National Corp.    30,700                        1,170
      Lincoln National Corp.    94,000                         3,004
      Loews Corp.    98,400                                    4,061
    o Markel Corp.    5,200                                    1,260
      Marsh & McLennan Cos., Inc.    283,700                  13,527
      MBIA, Inc.    77,500                                     3,464
      Mercury General Corp.    28,200                          1,241
      MGIC Investment Corp.    54,200                          2,464
      Mony Group, Inc.    24,300                                 564
      Nationwide Financial Services, Inc.,
      Class A    29,300                                          825
      Odyssey Re Holdings Corp.    33,900                        712
      Old Republic International Corp.     62,775              1,921
      The PMI Group, Inc.    47,000                            1,449
      Principal Financial Group, Inc.    175,200               5,098
      The Progressive Corp.    115,200                         7,834
      Protective Life Corp.    35,800                          1,029
      Prudential Financial, Inc.    299,500                    9,575
      Radian Group, Inc.    48,700                             1,933
      Reinsurance Group of
      America, Inc.    25,600                                    733
      Safeco Corp.    73,400                                   2,827
      St. Paul Cos., Inc.    119,854                           4,116
      Stancorp Financial Group, Inc.   15,200                    816
      Torchmark Corp.    63,000                                2,441
      Travelers Property Casualty Corp.,
      Class B    530,499                                       8,621
      Unitrin, Inc.    35,100                                    867
      UnumProvident Corp.    125,671                           1,445
      W.R. Berkley Corp.    29,700                             1,379
      Wesco Financial Corp.    1,800                             524
                                                         -----------
                                                             239,354

      MEDIA 4.9%
      --------------------------------------------------------------
    o AOL Time Warner, Inc.    2,360,930                      32,298
      Belo Corp., Class A    60,600                            1,364
    o Cablevision Systems Corp., NY Group,
      Class A    123,200                                       2,762
    o Clear Channel Communications,
      Inc.    323,229                                         12,642
    o Comcast Corp., Class A    1,221,080                     38,965
    o Cox Communications, Inc.,
      Class A    312,586                                      10,347
      Dow Jones & Co., Inc.    42,850                          1,697
      The E.W. Scripps Co., Class A    43,475                  3,445
    o EchoStar Communications Corp.,
      Class A    128,000                                       3,835
    o Emmis Communications Corp.,
      Class A    27,700                                          525
    o Entercom Communications Corp.    26,000                  1,263
    o Fox Entertainment Group, Inc.,
      Class A    185,200                                       4,704
      Gannett Co., Inc.    140,900                            10,669
      Harte-Hanks, Inc.    47,300                                851
    o Hispanic Broadcasting Corp.    56,500                    1,449
      Hollinger International, Inc.    57,400                    534
      John Wiley & Sons, Class A    32,200                       789
      Knight-Ridder, Inc.    42,800                            2,763
      Lee Enterprises, Inc.    23,100                            829
    o Liberty Media Corp., Class A    1,251,400               13,765
      McClatchy Co., Class A    23,900                         1,401
      The McGraw-Hill Cos., Inc.    102,750                    6,000
      Media General, Inc., Class A    12,100                     665
      Meredith Corp.    27,700                                 1,197
    o Metro-Goldwyn-Mayer, Inc.      129,720                   1,446
      New York Times Co., Class A    80,726                    3,744
    o PanAmSat Corp.     79,900                                1,382
      R.R. Donnelley & Sons Co.    58,900                      1,187
      The Reader's Digest Association, Inc.,
      Class A    50,800                                          610
    o Scholastic Corp.    20,400                                 580
      Tribune Co.    160,600                                   7,866
    o USA Interactive    253,074                               7,580
    o Valassis Communications, Inc.    27,300                    726
    o Viacom, Inc., Class B    931,079                        40,418
      The Walt Disney Co.    1,080,321                        20,159
      Washington Post, Class B    6,900                        5,030
    o Westwood One, Inc.    55,200                             1,926
                                                         -----------
                                                             247,413

      MISCELLANEOUS 0.0%
      --------------------------------------------------------------
    o Radio One, Inc., Class A    54,400                         845

      MISCELLANEOUS FINANCE 8.3%
      --------------------------------------------------------------
      A.G. Edwards, Inc.    41,043                             1,224
    o Affiliated Managers Group    11,400                        528


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      Allied Capital Corp.    57,100                           1,210
      American Express Co.    694,200                         26,282
    o AmeriCredit Corp.    79,500                                540
    o Ameritrade Holding Corp.    223,500                      1,122
      Astoria Financial Corp.    45,300                        1,133
      The Bear Stearns Cos., Inc.    52,071                    3,480
    o Berkshire Hathaway, Inc., Class A    771                53,827
    o The BISYS Group, Inc.    62,600                          1,057
    o BOK Financial Corp.    28,822                            1,039
      Capital One Financial Corp.    117,450                   4,918
    / The Charles Schwab Corp.    708,397                      6,113
      Charter One Financial, Inc.    119,504                   3,472
      Chicago Mercantile Exchange    16,600                      939
  (6) Citigroup, Inc.    2,719,101                           106,725
      Commercial Federal Corp.    23,500                         506
      Countrywide Financial Corp.    67,785                    4,582
      Downey Financial Corp.    14,600                           641
    o E*TRADE Group, Inc.    187,900                           1,033
      Eaton Vance Corp.    36,000                              1,073
      Fannie Mae    526,300                                   38,099
      Federated Investors, Inc., Class B    59,150             1,614
      Franklin Resources, Inc.    137,100                      4,782
      Freddie Mac    367,800                                  21,296
      Goldman Sachs Group, Inc.    250,400                    19,005
      IndyMac Bancorp, Inc.    28,800                            642
      International Bancshares Corp.    16,400                   719
    o Investment Technology Group, Inc.    25,000                357
      Investors Financial Services Corp.    33,500               731
      Janus Capital Group, Inc.    115,600                     1,607
      Jefferies Group, Inc.    14,000                            543
      LaBranche & Co., Inc.    31,000                            514
      Legg Mason, Inc.    35,600                               1,933
      Lehman Brothers Holdings, Inc.    127,560                8,032
      MBNA Corp.    675,880                                   12,774
      Merrill Lynch & Co., Inc.    456,000                    18,719
      Morgan Stanley    573,110                               25,647
      Nueberger Berman, Inc.    36,200                         1,111
      Nuveen Investments, Inc., Class A    48,500              1,188
      Raymond James Financial, Inc.    25,200                    723
      SLM Corp.    81,750                                      9,156
      Sovereign Bancorp., Inc.    138,400                      2,138
      Staten Island Bancorp., Inc.    31,400                     539
      Student Loan Corp.    10,500                             1,126
      T. Rowe Price Group, Inc.    63,600                      1,941
      TCF Financial Corp.    38,600                            1,529
      Waddell & Reed Financial, Inc.,
      Class A    41,800                                          836
      Washington Federal, Inc.    36,181                         789
      Washington Mutual, Inc.    504,910                      19,944
      Webster Financial Corp.    24,000                          901
                                                         -----------
                                                             420,379

      NON-FERROUS METALS 0.3%
      --------------------------------------------------------------
      Alcoa, Inc.    445,295                                  10,211
      Engelhard Corp.    66,387                                1,630
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    75,294                                        1,303
    o Phelps Dodge Corp.    46,200                             1,441
                                                         -----------
                                                              14,585

      OIL: DOMESTIC 0.8%
      --------------------------------------------------------------
      Amerada Hess Corp.    47,800                             2,158
      Ashland, Inc.    35,400                                  1,050
      ConocoPhillips    358,578                               18,037
      Diamond Offshore Drilling    67,700                      1,262
      Kerr-McGee Corp.    52,102                               2,194
      Marathon Oil Corp.    164,300                            3,741
      Murphy Oil Corp.    47,740                               1,989
    o National-Oilwell, Inc.    44,200                           928
    o Newfield Exploration Co.    26,900                         925
    o Pioneer Natural Resources Co.    60,800                  1,454
      Pogo Producing Co.    31,800                             1,259
      Sunoco, Inc.    39,700                                   1,477
      Unocal Corp.    136,034                                  3,768
                                                         -----------
                                                              40,242

      OIL: INTERNATIONAL 3.2%
      --------------------------------------------------------------
      ChevronTexaco Corp.    568,446                          35,704
  (5) Exxon Mobil Corp.    3,559,130                         125,281
                                                         -----------
                                                             160,985

      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------------
      Eastman Kodak Co.    153,800                             4,600

      PAPER & FOREST PRODUCTS    0.8%
      --------------------------------------------------------------
      Boise Cascade Corp.    30,400                              698
      Bowater, Inc.    28,800                                  1,121
      Georgia-Pacific Corp.    130,088                         2,009


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      International Paper Co.    251,945                       9,007
      Kimberly-Clark Corp.    271,960                         13,536
      MeadWestvaco Corp.    103,953                            2,452
      Rayonier, Inc.    14,500                                   730
    o Smurfit-Stone Container Corp.    127,100                 1,788
      Temple-Inland, Inc.    27,900                            1,264
      Weyerhaeuser Co.    115,800                              5,743
                                                         -----------
                                                              38,348

      PRODUCER GOODS & MANUFACTURING 4.7%
      --------------------------------------------------------------
    o AGCO Corp.    39,100                                       712
    o American Standard Cos., Inc.    39,200                   2,791
      Ametek, Inc.    17,200                                     648
      Aptargroup, Inc.    18,600                                 640
      Avery Dennison Corp.    59,200                           3,138
      Blyth, Inc.    24,100                                      636
      Caterpillar, Inc.    182,900                             9,621
    o Corning, Inc.    628,241                                 3,405
      Deere & Co.    126,000                                   5,548
      Dover Corp.    107,200                                   3,081
      Emerson Electric Co.    223,400                         11,326
 =(1) General Electric Co.    5,263,500                      155,010
      Graco, Inc.    24,800                                      761
      Harsco Corp.    21,100                                     727
      Herman Miller, Inc.    39,000                              682
      HON Industries, Inc.    30,700                             908
      Honeywell International, Inc.    452,563                10,681
      Hubbell, Inc., Class B    30,838                           990
      IDEX Corp.    16,900                                       538
      Illinois Tool Works, Inc.    163,442                    10,457
      Johnson Controls, Inc.    48,100                         3,956
      Kennametal, Inc.    18,300                                 576
    o Millipore Corp.    25,200                                  861
      Pall Corp.    63,933                                     1,350
      Parker Hannifin Corp.    61,475                          2,501
      Pentair, Inc.    25,700                                    990
      Precision Castparts Corp.    27,300                        756
      Roper Industries, Inc.    16,300                           499
      Snap-On, Inc.    30,450                                    894
      Teleflex, Inc.    20,500                                   787
      The Timken Co.    44,400                                   786
      W.W. Grainger, Inc.    47,600                            2,197
    o Zebra Technologies Corp.,
      Class A    16,500                                        1,100
                                                         -----------
                                                             239,553

      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------
      Alexander & Baldwin, Inc.    21,500                        574
      Burlington Northern Santa Fe
      Corp.    198,253                                         5,583
      CSX Corp.    112,800                                     3,607
      GATX Corp.    25,500                                       480
      Norfolk Southern Corp.    204,600                        4,340
      Union Pacific Corp.    133,661                           7,956
                                                         -----------
                                                              22,540

      REAL PROPERTY 1.4%
      --------------------------------------------------------------
      AMB Property Corp.    42,900                             1,171
      Annaly Mortgage Management, Inc.    44,000                 836
      Apartment Investment & Management Co.,
      Class A    48,800                                        1,843
      Archstone-Smith Trust    94,100                          2,145
      Arden Realty, Inc.    32,900                               784
      AvalonBay Communities, Inc.    35,600                    1,420
      Boston Properties, Inc.    51,600                        2,023
      BRE Properties, Class A    23,700                          729
      Camden Property Trust    22,300                            779
      CarrAmerica Realty Corp.    27,700                         722
    o Catellus Development Corp.    45,400                       962
      CBL & Associates Properties, Inc.    15,500                658
      Centerpoint Properties Trust    12,000                     695
      Chelsea Property Group, Inc.    21,600                     857
      Cousins Properties, Inc.    25,400                         667
      Crescent Real Estate Equity Co.    52,000                  737
      Developers Diversified Realty Corp.    44,200            1,114
      Duke Realty Corp.    70,200                              1,923
      Equity Office Properties Trust    216,000                5,610
      Equity Residential    142,800                            3,700
      Federal Realty Investment Trust    22,600                  697
      First Industrial Realty Trust    20,100                    562
      Forest City Enterprises, Inc.,
      Class A    25,750                                          941
      General Growth Properties, Inc.    32,500                1,808
      Health Care Property Investors,
      Inc.    30,700                                           1,143


See financial notes.

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      Health Care Real Estate
      Investment Trust, Inc.    20,400                           581
      Healthcare Realty Trust, Inc.    22,000                    606
      Heritage Property Investment
      Trust    21,600                                            549
      Highwoods Properties, Inc.    27,800                       563
      Hospitality Properties Trust    32,600                     939
      HRPT Properties Trust    67,000                            605
      iStar Financial, Inc.    51,000                          1,526
      Kimco Realty Corp.    54,400                             1,969
      Liberty Property Trust    39,800                         1,245
      The Macerich Co.    28,100                                 927
      Mack-Cali Realty Corp.    30,000                           947
      The Mills Corp.    22,400                                  716
      New Plan Excel Realty Trust    50,400                    1,007
      Pan Pacific Retail Properties, Inc.    20,700              810
      Plum Creek Timber Co., Inc.    96,100                    2,235
      Prentiss Properties Trust    20,300                        558
      Prologis    92,708                                       2,386
      Public Storage, Inc.    61,200                           1,968
      Realty Income Corp.    18,200                              684
      Reckson Associates Realty Corp.    26,000                  490
      Regency Centers Corp.    32,500                          1,072
      The Rouse Co.    45,200                                  1,571
      Shurgard Storage Centers, Inc.,
      Class A    18,700                                          611
      Simon Property Group, Inc.    97,500                     3,580
      The St. Joe Co.    39,900                                1,169
      Thornburg Mortgage, Inc.    29,700                         665
      Trizec Properties, Inc.    78,100                          727
      United Dominion Realty Trust, Inc.    55,400               925
      Vornado Realty Trust    56,400                           2,143
      Weingarten Realty Investment    37,000                   1,462
                                                         -----------
                                                              69,762

      RETAIL 6.9%
      --------------------------------------------------------------
    o 99 Cents Only Stores    36,466                           1,074
      Albertson's, Inc.    199,542                             3,963
    o Amazon.com, Inc.    204,300                              5,857
    o AutoZone, Inc.    51,200                                 4,138
    o Barnes & Noble, Inc.    35,100                             691
    o Bed, Bath & Beyond, Inc.    156,200                      6,171
    o Best Buy Co., Inc.    169,150                            5,849
    o Big Lots, Inc.    60,400                                   756
    o BJ's Wholesale Club, Inc.    36,400                        514
    o Borders Group, Inc.    41,400                              662
      Circuit City Stores, Inc.    109,300                       626
      Claire's Stores, Inc.    25,400                            660
    o Costco Wholesale Corp.    239,908                        8,308
      CVS Corp.    206,414                                     4,997
      Dillards, Inc., Class A    44,100                          617
      Dollar General Corp.    176,269                          2,563
    o Dollar Tree Stores, Inc.    59,300                       1,509
      Family Dollar Stores, Inc.    89,900                     3,074
    o Federated Department Stores,
      Inc.    102,100                                          3,126
    o The Gap, Inc.    464,700                                 7,728
      Home Depot, Inc.    1,228,397                           34,555
      J.C. Penney Co., Inc. Holding
      Co.    142,300                                           2,428
    o Kohl's Corp.    179,300                                 10,184
    o Kroger Co.    404,230                                    5,781
      Limited Brands, Inc.    275,268                          4,002
      Lowe's Cos., Inc.    412,300                            18,096
      The May Department Stores
      Co.    152,350                                           3,294
    o Michaels Stores, Inc.    36,900                          1,153
    o The Neiman Marcus Group, Inc.,
      Class A    25,000                                          801
      Nordstrom, Inc.    70,500                                1,222
    o Office Depot, Inc.    163,548                            2,071
    o Payless Shoesource, Inc.    35,400                         561
    o PETsMART, Inc.    74,100                                 1,121
      Pier 1 Imports, Inc.    48,100                             893
      RadioShack Corp.    89,532                               2,123
    o Rite Aid Corp.    267,800                                  911
      Ross Stores, Inc.    40,500                              1,535
    o Safeway, Inc.    231,580                                 3,849
    o Saks, Inc.    74,440                                       666
      Sears, Roebuck & Co.    166,500                          4,719
    o Staples, Inc.    248,060                                 4,723
      Target Corp.    481,000                                 16,085
      Tiffany & Co.    75,600                                  2,097
      TJX Cos., Inc.    276,600                                5,325
    o Toys `R' Us, Inc.    110,580                             1,133
 =(3) Wal-Mart Stores, Inc.    2,336,400                     131,586
      Walgreen Co.    540,900                                 16,692


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
    o Williams-Sonoma, Inc.     60,400                         1,563
      Winn-Dixie Stores, Inc.     73,300                         918
    o Yum! Brands, Inc.     155,620                            3,845
    o Zale Corp.     17,200                                      601
                                                         -----------
                                                             347,416

      STEEL 0.1%
      --------------------------------------------------------------
      Nucor Corp.     40,600                                   1,658
      United States Steel Corp.     53,260                       763
      Worthington Industries, Inc.     44,600                    599
                                                         -----------
                                                               3,020

      TELEPHONE 3.4%
      --------------------------------------------------------------
    o Adtran, Inc.     19,400                                    785
      Alltel Corp.     163,667                                 7,669
      AT&T Corp.     405,617                                   6,916
    o AT&T Wireless Services, Inc.     1,427,321               9,221
      BellSouth Corp.     982,900                             25,054
      CenturyTel, Inc.     74,087                              2,182
    o Citizens Communications Co.     149,718                  1,636
    o Level 3 Communications, Inc.     219,900                 1,258
    o Nextel Communications, Inc.,
      Class A     541,800                                      8,013
    o Nextel Partners, Inc., Class A     87,300                  507
    o Qwest Communications International,
      Inc.     893,747                                         3,369
      SBC Communications, Inc.     1,756,228                  41,026
      Scientific-Atlanta, Inc.     80,200                      1,303
      Sprint Corp. (FON Group)     471,468                     5,427
    o Sprint Corp. (PCS Group)     526,521                     1,843
      Telephone & Data Systems, Inc.     30,600                1,319
    o U.S. Cellular Corp.     44,700                           1,075
      Verizon Communications, Inc.     1,447,093              54,092
    o West Corp.     34,400                                      777
                                                         -----------
                                                             173,472

      TOBACCO 0.1%
      --------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings,
      Inc.     45,800                                          1,290
      UST, Inc.     87,900                                     2,754
                                                         -----------
                                                               4,044

      TRAVEL & RECREATION 0.5%
      --------------------------------------------------------------
      Brunswick Corp.     46,900                               1,024
    o Expedia, Inc.     21,400                                 1,237
    o Extended Stay America, Inc.     48,800                     579
    o Harrah's Entertainment, Inc.     60,100                  2,367
      Hilton Hotels Corp.     198,767                          2,647
    o Host Marriott Corp.     138,300                          1,068
    o Hotels.com, Class A     9,800                              702
    o Mandalay Resort Group     35,800                           946
      Marriott International, Inc.,
      Class A     123,700                                      4,442
    o MGM MIRAGE     82,200                                    2,336
    o Park Place Entertainment Corp.     156,400               1,164
      Sabre Holdings Corp.     76,100                          1,591
      Speedway Motorsports, Inc.     22,000                      535
      Starwood Hotels & Resorts
      Worldwide, Inc.     105,700                              2,837
    o Station Casinos, Inc.     30,100                           650
                                                         -----------
                                                              24,125

      TRUCKING & FREIGHT 1.0%
      --------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.     44,000                 1,619
      CNF, Inc.     25,700                                       780
      Expeditors International
      Washington, Inc.     54,200                              1,971
    o Heartland Express, Inc.     26,100                         600
    o J.B. Hunt Transport Services, Inc.     20,500              708
      Paccar, Inc.     62,280                                  3,638
      Ryder Systems, Inc.     32,500                             807
    o Swift Transportation Co., Inc.     43,400                  787
      United Parcel Service, Inc.,
      Class B     595,000                                     36,961
      Werner Enterprises, Inc.     33,200                        750
                                                         -----------
                                                              48,621

      UTILITIES: ELECTRIC & GAS 3.0%
      --------------------------------------------------------------
    o The AES Corp.     282,806                                1,700
      AGL Resources, Inc.     32,300                             831
      Allete, Inc.     44,500                                  1,057
      Alliant Energy Corp.     47,700                            838
      Ameren Corp.     83,430                                  3,419
      American Electric Power Corp.     203,920                5,379
      Atmos Energy Corp.     23,400                              533
    o Calpine Corp.     196,500                                1,055
      Centerpoint Energy, Inc.     158,217                     1,250
      Cinergy Corp.     89,565                                 3,058
      CMS Energy Corp.     75,000                                467
      Consolidated Edison, Inc.     113,000                    4,392


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      Constellation Energy Group, Inc.     87,750              2,569
      Dominion Resources, Inc.     161,716                     9,570
      DPL, Inc.     65,692                                       909
      DQE, Inc.     38,700                                       526
      DTE Energy Co.     89,183                                3,596
      Duke Energy Corp.    469,162                             8,253
    o Edison International    172,400                          2,515
      El Paso Corp.    311,546                                 2,337
      Energy East Corp.    75,184                              1,370
      Entergy Corp.    117,421                                 5,473
      Equitable Resources, Inc.    32,600                      1,252
      Exelon Corp.    169,887                                  9,011
      FirstEnergy Corp.    156,698                             5,285
      FPL Group, Inc.    97,000                                5,904
      Great Plains Energy, Inc.    37,600                        984
      Hawaiian Electric Industries, Inc.    19,100               790
      KeySpan Corp.    83,234                                  2,819
      Kinder Morgan, Inc.    65,200                            3,066
      MDU Resources Group, Inc.     37,300                     1,110
      National Fuel Gas Co.    41,700                            978
      Nicor, Inc.    22,800                                      685
      NiSource, Inc.    130,480                                2,466
      Northeast Utilities, Inc.    70,500                      1,052
      NSTAR     27,500                                         1,188
      OGE Energy Corp.    40,700                                 731
      Oneok, Inc.    37,800                                      717
      Peoples Energy Corp.    18,500                             719
      Pepco Holdings, Inc.    85,025                           1,461
    o PG&E Corp.    213,858                                    3,204
      Philadelphia Suburban Corp.    35,300                      800
      Piedmont Natural Gas Co.    17,200                         643
      Pinnacle West Capital Corp.    47,000                    1,561
      PPL Corp.    87,620                                      3,172
      Progress Energy, Inc.    125,100                         5,227
      Public Service Enterprise
      Group, Inc.    117,600                                   4,524
      Puget Energy, Inc.    48,300                             1,020
      Questar Corp.    44,500                                  1,344
    o Republic Services, Inc.    85,300                        1,830
      SCANA Corp.    57,600                                    1,828
      Sempra Energy    108,638                                 2,916
      The Southern Co.    377,500                             10,981
      TECO Energy, Inc.    91,400                                986
      TXU Corp.    170,112                                     3,389
      UGI Corp.    21,600                                        683
      Vectren Corp.    35,300                                    821
    o Waste Connections, Inc.    14,600                          491
      WGL Holdings, Inc.    25,300                               683
      Williams Cos., Inc.    268,609                           1,867
      Wisconsin Energy Corp.    62,200                         1,638
      WPS Resources Corp.    16,600                              669
      Xcel Energy, Inc.    207,435                             2,804
                                                         -----------
                                                             154,396

      WARRANTS
      0.0% of investments

      ELECTRONICS 0.0%
      --------------------------------------------------------------

    o Per-Se Technologies, Inc.
      expires 07/8/03     488                                     --

      SHORT-TERM INVESTMENT
      0.1% of investments

      Provident Institutional
      TempFund     6,930,825                                   6,931

      SECURITY                              FACE VALUE
       RATE, MATURITY DATE                  ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of investments

    = U.S. Treasury Bill

         1.13%, 06/19/03                    370                  369

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------
Investments, at market value
    (including $528,985 of securities on loan)           $ 5,062,687 a
Collateral held for securities on loan                       547,914
Receivables:
    Fund shares sold                                           3,499
    Interest                                                       6
    Dividends                                                  5,034
    Investments sold                                           1,281
    Income from lending securities                                25
Prepaid expenses                                       +          44
                                                       -------------
TOTAL ASSETS                                               5,620,490

LIABILITIES
--------------------------------------------------------------------
Collateral held for securities on loan                       547,914
Payables:
    Fund shares redeemed                                       2,433
    Investments bought                                         5,790
    Investment adviser and administrator fees                    126
    Transfer agent and shareholder service fees                  111
Accrued expenses                                       +         583
                                                       -------------
TOTAL LIABILITIES                                            556,957

NET ASSETS
--------------------------------------------------------------------
TOTAL ASSETS                                               5,620,490
TOTAL LIABILITIES                                      -     556,957
                                                       -------------
NET ASSETS                                               $ 5,063,533

NET ASSETS BY SOURCE

Capital received from investors                            4,384,207
Net investment income not yet distributed                     19,575
Net realized capital losses                                 (549,628)
Net unrealized capital gains                               1,209,379 b

NET ASSET VALUE (NAV)

                                        SHARES
SHARE CLASS         NET ASSETS  /  OUTSTANDING   =      NAV
Investor Shares     $3,371,248         129,528       $26.03
Select Shares(R)    $1,692,285          65,044       $26.02

a The fund paid $3,853,718 for these securities. Not counting short-term obligations and government securities, the fund paid $303,086 for securities during the report period and received $234,643 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had twenty-four open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $5,497 and unrealized gains of $410.

FEDERAL TAX DATA
--------------------------------------------------------------------

PORTFOLIO COST                                           $ 3,873,597
NET UNREALIZED GAINS AND LOSSES:
Gains                                                    $ 1,835,496
Losses                                                +     (646,406)
                                                      --------------
                                                         $ 1,189,090
AS OF OCTOBER 31, 2002:

NET UNDISTRIBUTED EARNINGS:
Ordinary income
                                                         $    50,469
Long-term capital gains                                  $        --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                        Loss amount
 2003                                                    $       415
 2004                                                            844
 2005                                                          2,606
 2006                                                            650
 2007                                                         11,853
 2009                                                         97,811
 2010                                                 +      250,781
                                                      --------------
                                                         $   364,960


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------
Dividends                                                $    42,273 a
Interest                                                          25
Lending of securities                                 +          495
                                                      --------------
TOTAL INVESTMENT INCOME                                       42,793

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net realized losses on investments sold                     (168,853)
Net realized losses on futures contracts              +         (151)
                                                      --------------
NET REALIZED LOSSES                                         (169,004)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net unrealized gains on investments                          348,141
Net unrealized gains on futures contracts             +          344
                                                      --------------
NET UNREALIZED GAINS                                         348,485

EXPENSES
--------------------------------------------------------------------
Investment adviser and administrator fees                      5,437 b
Transfer agent and shareholder service fees:
   Investor Shares                                             3,970 c
   Select Shares(R)                                              793 c
Trustees' fees                                                    16 d
Custodian fees                                                    88
Portfolio accounting fees                                        366
Professional fees                                                 29
Registration fees                                                 55
Shareholder reports                                              340
Interest expense                                                   4
Other expenses                                        +           32
                                                      --------------
Total expenses                                                11,130
Expense reduction                                     -          755 e
                                                      --------------
NET EXPENSES                                                  10,375

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       42,793
NET EXPENSES                                          -       10,375
                                                      --------------
NET INVESTMENT INCOME                                         32,418
NET REALIZED LOSSES                                         (169,004)f
NET UNREALIZED GAINS                                  +      348,485 f
                                                      --------------
INCREASE IN NET ASSETS FROM OPERATIONS                   $   211,899

a  An additional $3 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d  For the fund's independent trustees only.

e Includes $331 from the investment adviser (CSIM) and $424 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, as follows:

                          % OF AVERAGE
   SHARE CLASS          DAILY NET ASSETS
   -------------------------------------
   Investor Shares            0.51
   Select Shares              0.36

   Prior to March 1, 2003, the limits were 0.46% and 0.35% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f  These add up to a net gain on investments of $179,481.


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------------------
                                                         11/1/02-4/3003    11/1/01-10/31/02
Net investment income                                        $   32,418         $    61,586
Net realized losses                                            (169,004)           (250,220)
Net unrealized gains or losses                            +     348,485            (624,054)
                                                       ------------------------------------
INCREASE OR DECREASE IN NET ASSETS
   FROM OPERATIONS                                              211,899            (812,688)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                                  40,944              35,185
Select Shares(R)                                          +      22,368              19,589
                                                       ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                   $   63,312         $    54,774 a

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------------------
                                                11/1/02-4/30/03         11/1/01-10/31/02
                                           QUANTITY          VALUE   QUANTITY         VALUE
SHARES SOLD
Investor Shares                              11,597      $ 289,580     23,138      $680,418
Select Shares                            +    8,345        207,969     13,770       407,100
                                         --------------------------------------------------
TOTAL SHARES SOLD                            19,942      $ 497,549     36,908   $ 1,087,518

SHARES REINVESTED
Investor Shares                               1,632      $  40,944      1,048   $    32,699
Select Shares                                +  892         22,368        539        16,793
                                         --------------------------------------------------
TOTAL SHARES REINVESTED                       2,524         63,312      1,587   $    49,492

SHARES REDEEMED
Investor Shares                             (11,312)    ($ 280,910)   (26,817) ($   764,754)
Select Shares                            +   (7,074)      (175,992)   (16,042)     (456,881)
                                         --------------------------------------------------
TOTAL SHARES REDEEMED                       (18,386)    ($ 456,902)   (42,859) ($ 1,221,635) b

NET INCREASE OR DECREASE                      4,080      $ 103,959     (4,364) ($    84,625)

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------------------
                                               11/1/02-4/30/03           11/1/01-10/31/02
                                             SHARES     NET ASSETS    SHARES     NET ASSETS
Beginning of period                         190,492     $4,810,987    194,856   $ 5,763,074
Total increase or
  decrease                               +    4,080        252,546     (4,364)     (952,087) c
                                         --------------------------------------------------
END OF PERIOD                               194,572     $5,063,533    190,492   $ 4,810,987  d

a  The tax-basis components of distributions paid for the prior period are:

   Ordinary Income               $54,774
   Long-term capital gains       $    --

b Dollar amounts are net of proceeds received from early withdrawal fees the fund charges on shares sold 180 days or less after buying them.

   CURRENT PERIOD
   Investor Shares             $  102
   Select Shares         +         60
                         ------------
   TOTAL                       $  162
   PRIOR PERIOD
   Investor Shares             $  323
   Select Shares         +        190
                         ------------
   TOTAL                       $  513

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $19,575 and $50,469 for the current period and for the prior period, respectively.


See financial notes.

SCHWAB SMALL-CAP INDEX FUND (R)

PERFORMANCE as of 4/30/03: Investor Shares

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                             INVESTOR SHARES     SCHWAB SMALL-CAP INDEX   CATEGORY AVERAGE
6 MONTHS                         5.22%                    5.29%                  5.17%
1 YEAR                         -20.62%                  -20.55%                -19.81%
5 YEARS                         -2.32%                   -1.69%                  0.63%
SINCE INCEPTION: 12/3/93         6.39%                    7.41%                    n/a

                                            6 MONTHS             1 YEAR             5 YEARS         SINCE INCEPTION
                                            --------             ------             -------         ---------------
 TOTAL RETURNS AFTER TAX               INVESTOR  CATEGORY  INVESTOR  CATEGORY  INVESTOR  CATEGORY  INVESTOR  CATEGORY
                                       SHARES    AVERAGE    SHARES   AVERAGE    SHARES   AVERAGE    SHARES   AVERAGE
---------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      4.80%    2.85%    -20.93%    -21.51%   -3.52%    -0.96%    5.60%      --
---------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     3.24%    2.26%    -12.88%    -12.74%   -2.06%     0.02%    5.15%      --
---------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index.

$17,913 INVESTOR SHARES
$19,604 SCHWAB SMALL-CAP INDEX
$17,881 RUSSELL 2000 INDEX

[LINE GRAPH]

           INVESTOR SHARES  SCHWAB SMALL-CAP INDEX  RUSSELL 2000 INDEX
3-Dec-93       10000               10000                   10000
  Dec-93       10154               10234                   10186
  Jan-94       10394               10469                   10505
  Feb-94       10334               10430                   10467
  Mar-94        9783                9871                    9915
  Apr-94        9753                9847                    9974
  May-94        9613                9692                    9861
  Jun-94        9333                9419                    9529
  Jul-94        9493                9614                    9685
  Aug-94       10134               10249                   10225
  Sep-94       10094               10191                   10190
  Oct-94       10064               10149                   10149
  Nov-94        9663                9767                    9739
  Dec-94        9841               10000                   10000
  Jan-95        9730                9838                    9874
  Feb-95       10082               10229                   10285
  Mar-95       10334               10442                   10461
  Apr-95       10566               10671                   10693
  May-95       10717               10809                   10877
  Jun-95       11211               11356                   11441
  Jul-95       11866               12021                   12100
  Aug-95       12077               12270                   12351
  Sep-95       12309               12510                   12572
  Oct-95       11785               11910                   12010
  Nov-95       12329               12482                   12514
  Dec-95       12562               12782                   12845
  Jan-96       12491               12749                   12831
  Feb-96       12967               13261                   13231
  Mar-96       13170               13492                   13501
  Apr-96       13899               14206                   14223
  May-96       14384               14692                   14784
  Jun-96       13848               14222                   14176
  Jul-96       12643               13075                   12938
  Aug-96       13413               13904                   13690
  Sep-96       14010               14416                   14225
  Oct-96       13757               14169                   14006
  Nov-96       14344               14733                   14583
  Dec-96       14508               15007                   14965
  Jan-97       14895               15361                   15265
  Feb-97       14376               14986                   14895
  Mar-97       13654               14257                   14192
  Apr-97       13756               14299                   14232
  May-97       15383               16050                   15815
  Jun-97       16125               16880                   16493
  Jul-97       17213               17842                   17260
  Aug-97       17538               18243                   17655
  Sep-97       18850               19675                   18948
  Oct-97       18026               18816                   18116
  Nov-97       17843               18645                   17998
  Dec-97       18236               19035                   18313
  Jan-98       17787               18736                   18024
  Feb-98       19195               20285                   19356
  Mar-98       20042               21199                   20153
  Apr-98       20144               21344                   20264
  May-98       18930               20090                   19172
  Jun-98       18960               20146                   19212
  Jul-98       17471               18597                   17656
  Aug-98       14062               15011                   14227
  Sep-98       14991               15953                   15341
  Oct-98       15705               16709                   15967
  Nov-98       16532               17576                   16804
  Dec-98       17584               18719                   17844
  Jan-99       17617               18800                   18081
  Feb-99       16145               17229                   16617
  Mar-99       16372               17559                   16876
  Apr-99       17660               19165                   18388
  May-99       17974               19500                   18656
  Jun-99       18969               20778                   19500
  Jul-99       18872               20615                   18965
  Aug-99       18309               20033                   18264
  Sep-99       18493               20204                   18267
  Oct-99       18839               20537                   18342
  Nov-99       20008               21820                   19437
  Dec-99       21839               23899                   21637
  Jan-00       21015               23005                   21289
  Feb-00       23801               26015                   24804
  Mar-00       23075               25333                   23169
  Apr-00       21936               24109                   21774
  May-00       20904               22940                   20505
  Jun-00       22674               24856                   22293
  Jul-00       21774               23890                   21575
  Aug-00       23964               26291                   23221
  Sep-00       23238               25490                   22539
  Oct-00       22836               25023                   21533
  Nov-00       20646               22641                   19322
  Dec-00       22654               24835                   20982
  Jan-01       23024               25169                   22075
  Feb-01       21285               23270                   20627
  Mar-01       20322               22219                   19618
  Apr-01       21951               24019                   21152
  May-01       22543               24663                   21673
  Jun-01       23543               25768                   22420
  Jul-01       22481               24623                   21207
  Aug-01       21852               23925                   20522
  Sep-01       18767               20554                   17760
  Oct-01       19718               21583                   18799
  Nov-01       21161               23175                   20254
  Dec-01       22451               24571                   21504
  Jan-02       21643               23657                   21280
  Feb-02       20873               22815                   20697
  Mar-02       22682               24807                   22361
  Apr-02       22566               24674                   22565
  May-02       21527               23545                   21563
  Jun-02       20398               22307                   20493
  Jul-02       17614               19254                   17399
  Aug-02       17704               19366                   17355
  Sep-02       16562               18114                   16109
  Oct-02       17024               18619                   16626
  Nov-02       18333               20051                   18109
  Dec-02       17407               19061                   17101
  Jan-03       16591               18118                   16627
  Feb-03       16033               17527                   16125
  Mar-03       16228               17746                   16333
  Apr-03       17913               19604                   17881

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information:
   Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Small-Cap Blend Fund category for the six-month, one-and five-year periods was 349, 342 and 190, respectively. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


                                                       Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

Select Shares(R)

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                             SELECT SHARES       SCHWAB SMALL-CAP INDEX   CATEGORY AVERAGE
6 MONTHS                         5.43%                    5.29%                  5.17%
1 YEAR                         -20.45%                  -20.55%                -19.81%
5 YEARS                         -2.19%                   -1.69%                  0.63%
SINCE INCEPTION:                 3.47%                    4.18%                    n/a

                                          6 MONTHS               1 YEAR             5 YEARS         SINCE INCEPTION
                                          --------               ------             -------         ---------------
TOTAL RETURNS AFTER TAX                SELECT   CATEGORY   SELECT  CATEGORY    SELECT   CATEGORY   SELECT   CATEGORY
                                       SHARES   AVERAGE    SHARES  AVERAGE     SHARES   AVERAGE    SHARES   AVERAGE
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      4.96%    2.85%    -20.80%  -21.51%     -3.44%    -0.96%    2.33%       --
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     3.37%    2.26%    -12.77%  -12.74%     -1.98%     0.02%    2.58%       --

PERFORMANCE OF A $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index.

$61,255 SELECT SHARES
$63,810 SCHWAB SMALL-CAP INDEX
$58,749 RUSSELL 2000 INDEX

[LINE GRAPH]

            SELECT SHARES     SCHWAB SMALL-CAP INDEX  RUSSELL 2000 INDEX
19-May-97      50000                 50000                 50000
   May-97      52170                 52242                 51960
   Jun-97      54690                 54942                 54189
   Jul-97      58415                 58075                 56709
   Aug-97      59485                 59380                 58008
   Sep-97      63965                 64039                 62254
   Oct-97      61205                 61244                 59521
   Nov-97      60550                 60687                 59134
   Dec-97      61920                 61958                 60169
   Jan-98      60400                 60983                 59218
   Feb-98      65175                 66026                 63594
   Mar-98      68050                 69002                 66214
   Apr-98      68430                 69473                 66578
   May-98      64310                 65391                 62990
   Jun-98      64415                 65575                 63122
   Jul-98      59360                 60531                 58009
   Aug-98      47790                 48861                 46744
   Sep-98      50945                 51924                 50404
   Oct-98      53365                 54386                 52460
   Nov-98      56170                 57207                 55209
   Dec-98      59775                 60929                 58627
   Jan-99      59925                 61193                 59407
   Feb-99      54925                 56079                 54595
   Mar-99      55660                 57152                 55446
   Apr-99      60070                 62380                 60414
   May-99      61140                 63470                 61296
   Jun-99      64555                 67629                 64067
   Jul-99      64225                 67099                 62311
   Aug-99      62315                 65206                 60006
   Sep-99      62940                 65762                 60018
   Oct-99      64115                 66846                 60264
   Nov-99      68125                 71021                 63862
   Dec-99      74390                 77788                 71091
   Jan-00      71585                 74879                 69946
   Feb-00      81065                 84677                 81495
   Mar-00      78595                 82458                 76124
   Apr-00      74755                 78471                 71541
   May-00      71250                 74666                 67371
   Jun-00      77265                 80904                 73245
   Jul-00      74205                 77761                 70887
   Aug-00      81655                 85575                 76295
   Sep-00      79185                 82968                 74052
   Oct-00      77820                 81448                 70749
   Nov-00      70405                 73694                 63484
   Dec-00      77230                 80834                 68937
   Jan-01      78490                 81923                 72528
   Feb-01      72565                 75742                 67770
   Mar-01      69285                 72319                 64457
   Apr-01      74875                 78181                 69497
   May-01      76850                 80277                 71207
   Jun-01      80300                 83871                 73663
   Jul-01      76685                 80145                 69678
   Aug-01      74540                 77873                 67427
   Sep-01      64030                 66902                 58352
   Oct-01      67265                 70251                 61765
   Nov-01      72230                 75432                 66546
   Dec-01      76610                 79977                 70652
   Jan-02      73855                 77001                 69917
   Feb-02      71230                 74261                 68001
   Mar-02      77400                 80744                 73469
   Apr-02      77005                 80311                 74137
   May-02      73505                 76636                 70846
   Jun-02      69655                 72606                 67332
   Jul-02      60160                 62669                 57165
   Aug-02      60465                 63034                 57022
   Sep-02      56530                 58961                 52927
   Oct-02      58105                 60603                 54626
   Nov-02      62610                 65263                 59499
   Dec-02      59485                 62041                 56185
   Jan-03      56655                 58974                 54629
   Feb-03      54795                 57049                 52979
   Mar-03      55460                 57761                 53662
   Apr-03      61255                 63810                 58749

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information:
   Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Small-Cap Blend Fund category for the six-month, one-and five-year periods was 349, 342 and 190, respectively. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                      INVESTMENT STYLE
MARKET CAP        Value    Blend    Growth
Large              / /      / /       / /
Medium             / /      / /       / /
Small              / /      /X/       / /

STATISTICS

NUMBER OF HOLDINGS                                               996
-----------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                              $ 635
-----------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                      22.9
-----------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                           2.6
-----------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                         34%
-----------------------------------------------------------------------
EXPENSE RATIO 3
  Investor Shares                                               0.60%
  Select Shares(R)                                              0.42%
-----------------------------------------------------------------------

TOP HOLDINGS 4

                                                               % OF
SECURITY                                                    INVESTMENTS
-----------------------------------------------------------------------
   (1) ENDO PHARMACEUTICAL HOLDINGS, INC.                       0.3%
-----------------------------------------------------------------------
   (2) DYNEGY, INC. Class A                                     0.3%
-----------------------------------------------------------------------
   (3) SEPRACOR, INC.                                           0.3%
-----------------------------------------------------------------------
   (4) PHARMACEUTICAL RESOURCES, INC.                           0.3%
-----------------------------------------------------------------------
   (5) RAMBUS, INC.                                             0.3%
-----------------------------------------------------------------------
   (6) THE RYLAND GROUP, INC.                                   0.3%
-----------------------------------------------------------------------
   (7) SILICON LABORATORIES, INC.                               0.3%
-----------------------------------------------------------------------
   (8) IMCLONE SYSTEMS, INC.                                    0.2%
-----------------------------------------------------------------------
   (9) MIRANT CORP.                                             0.2%
-----------------------------------------------------------------------
  (10) AVOCENT CORP.                                            0.2%
-----------------------------------------------------------------------
       TOTAL                                                    2.7%
-----------------------------------------------------------------------

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

11.7%   BUSINESS SERVICES
10.6%   HEALTHCARE/DRUGS & MEDICINE
 9.7%   ELECTRONICS
 8.2%   BANKS
 6.5%   REAL  PROPERTY
 4.8%   PRODUCER GOODS & MANUFACTURING
 3.6%   CONSUMER NON-DURABLE
 3.6%   UTILITIES: ELECTRIC & GAS
 3.4%   MISCELLANEOUS FINANCE
37.9%   OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes, and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                       Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     11/1/02-    11/1/01-   11/1/00-   11/1/99-   11/1/98-    11/1/97-
INVESTOR SHARES                                      4/30/03     10/31/02   10/31/01   10/31/00   10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               13.27        15.98      21.06      17.41      15.39       17.73
                                                     -----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                              0.06         0.13       0.07       0.07       0.06        0.05
   Net realized and unrealized gains or losses        0.63        (2.17)     (2.76)      3.62       2.89       (2.33)
                                                     -----------------------------------------------------------------
   Total income or loss from investment operations    0.69        (2.04)     (2.69)      3.69       2.95       (2.28)
Less distributions:
   Dividends from net investment income              (0.14)       (0.09)     (0.08)     (0.04)     (0.06)      (0.06)
   Distributions from net realized gains                --        (0.58)     (2.31)        --      (0.87)         --
                                                     -----------------------------------------------------------------
   Total distributions                               (0.14)       (0.67)     (2.39)     (0.04)     (0.93)      (0.06)
                                                     -----------------------------------------------------------------
Net asset value at end of period                     13.82        13.27      15.98      21.06      17.41       15.39
                                                     -----------------------------------------------------------------
Total return (%)                                      5.22 2     (13.66)    (13.66)     21.22      19.96      (12.88)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                 0.53 3       0.49       0.49       0.49 1     0.49        0.49
Expense reductions reflected in above ratio           0.07 3       0.11       0.12       0.16       0.30        0.32
Ratio of net investment income to
   average net assets                                 0.83 3       0.77       0.49       0.44       0.33        0.35
Portfolio turnover rate                                 34 2         44         49         54         41          40
Net assets, end of period ($ x 1,000,000)              693          722        804        803        452         480

1 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.


See financial notes.

                                                     11/1/02-  11/1/01-  11/1/00-  11/1/99-  11/1/98-  11/1/97-
SELECT SHARES(R)                                     4/30/03   10/31/02  10/31/01  10/31/00  10/31/99  10/31/98
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                13.28      16.00     21.09     17.44     15.41     17.75
                                                     ----------------------------------------------------------
Income or loss from investment operations:
   Net investment income                               0.07       0.14      0.11      0.11      0.07      0.08
   Net realized and unrealized gains or losses         0.65      (2.18)    (2.78)     3.61      2.90     (2.35)
                                                     ----------------------------------------------------------
   Total income or loss from investment operations     0.72      (2.04)    (2.67)     3.72      2.97     (2.27)
Less distributions:
   Dividends from net investment income               (0.16)     (0.10)    (0.11)    (0.07)    (0.07)    (0.07)
   Distributions from net realized gains                 --      (0.58)    (2.31)       --     (0.87)       --
                                                     ----------------------------------------------------------
   Total distributions                                (0.16)     (0.68)    (2.42)    (0.07)    (0.94)    (0.07)
                                                     ----------------------------------------------------------
Net asset value at end of period                      13.84      13.28     16.00     21.09     17.44     15.41
                                                     ----------------------------------------------------------
Total return (%)                                       5.43 2   (13.62)   (13.56)    21.37     20.14    (12.81)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                  0.39 3     0.38      0.38      0.38 1    0.38      0.38
Expense reductions reflected in above ratio            0.06 3     0.07      0.08      0.12      0.27      0.33
Ratio of net investment income to
   average net assets                                  0.96 3     0.88      0.60      0.55      0.44      0.46
Portfolio turnover rate                                  34 2       44        49        54        41        40
Net assets, end of period ($ x 1,000,000)               614        638       727       757       447       150

1 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.

2  Not annualized.

3  Annualized.


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o Non-income producing security

 * American Depositary Receipt

 = Collateral for open futures contracts

 ~ Security is valued at fair value
   (see Accounting Policies)

                                                         COST       MARKET VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
100.0% COMMON STOCK                                    1,404,562      1,305,568
  0.0% U.S. TREASURY OBLIGATIONS                             115            115
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                               1,404,677      1,305,683

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 100.0% of investments

      AEROSPACE / DEFENSE  1.1%
      --------------------------------------------------------------------------
    o Armor Holdings, Inc.    64,400                                         776
      Curtiss-Wright Corp.    23,200                                       1,398
    o DRS Technologies, Inc.    54,000                                     1,513
      EDO Corp.    48,300                                                    911
      Engineered Support Systems, Inc.    38,900                           1,351
    o ESCO Technologies, Inc.    29,900                                    1,173
      GenCorp Inc.    106,200                                                807
    o Moog, Inc., Class A    35,100                                        1,116
    o Sequa Corp., Class A    23,700                                         729
    o Teledyne Technologies, Inc.    78,700                                1,108
    o Trimble Navigation Ltd.    69,400                                    1,752
    o Triumph Group, Inc.    37,000                                          972
    o Veeco Instruments, Inc.    69,070                                    1,111
                                                                     -----------
                                                                          14,717

      AIR TRANSPORTATION  1.1%
      --------------------------------------------------------------------------
      Airborne, Inc.    115,000                                            2,284
    o AirTran Holdings, Inc.    170,200                                    1,336
    o Alaska Air Group, Inc.    63,200                                     1,127
    o Atlantic Coast Airlines Holdings, Inc.    98,300                       821
    o Continental Airlines, Inc., Class B    155,800                       1,421
    o EGL, Inc.    113,500                                                 1,820
    o ExpressJet Holdings, Inc.    153,800                                 1,776
    o Northwest Airlines Corp., Class A    196,600                         1,618
      SkyWest, Inc.    139,000                                             1,778
                                                                     -----------
                                                                          13,981

      ALCOHOLIC BEVERAGES  0.0%
      --------------------------------------------------------------------------
    o The Robert Mondavi Corp., Class A    23,500                            577

      APPAREL 2.5%
      --------------------------------------------------------------------------
    o Aeropostale, Inc.    84,500                                          1,521
      Brown Shoe Co., Inc.    41,400                                       1,210
    o The Buckle, Inc.    49,650                                             894
    o The Children's Place Retail Stores, Inc.    62,900                     956
    o Christopher & Banks Corp.    61,300                                  1,542
    o The Dress Barn, Inc.    69,500                                       1,044
    o Genesco, Inc.    51,700                                                776
    o The Gymboree Corp.    69,200                                         1,156
    o The J. Jill Group, Inc.    43,500                                      624
    o Jo-Ann Stores, Inc., Class A    47,400                               1,232
      K-Swiss, Inc., Class A    42,100                                     1,252
      Kellwood Co.    60,900                                               1,804
    o Kenneth Cole Productions, Inc., Class A    46,350                    1,068
    o The Men's Wearhouse, Inc.    95,650                                  1,593
    o Nautica Enterprises, Inc.    80,200                                    913
      Oshkosh B'Gosh, Inc., Class A    30,100                                915
    o Pacific Sunwear of California    117,187                             2,675
      Phillips-Van Heusen Corp.    73,200                                    972
    o Quiksilver, Inc.    62,450                                           2,036
      Russell Corp.    77,100                                              1,474
      Stride Rite Corp.    94,800                                            835
    o Too, Inc.    81,700                                                  1,516
    o Unifi, Inc.    132,300                                                 787


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Urban Outfitters, Inc.    45,600                                     1,360
    o The Wet Seal, Inc., Class A    59,825                                  610
      Wolverine World Wide, Inc.    97,500                                 1,798
                                                                     -----------
                                                                          32,563

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.8%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    69,100                                  2,061
    o Aftermarket Technology Corp.    60,300                                 643
      Arctic Cat, Inc.    52,400                                             955
      Bandag, Inc.    45,000                                               1,568
      Clarcor, Inc.    59,250                                              2,217
    o CSK Auto Corp.    108,600                                            1,113
    o Fleetwood Enterprises, Inc.    88,300                                  445
    o Group 1 Automotive, Inc.    52,700                                   1,450
      Mcgrath Rentcorp    29,100                                             720
      Modine Manufacturing Co.    80,100                                   1,618
    o Monaco Coach Corp.    68,900                                           931
      Myers Industries, Inc.    73,100                                       734
    o Sonic Automotive, Inc.    67,400                                     1,163
    o TBC Corp.    51,000                                                    816
      Thor Industries, Inc.    68,100                                      2,178
    o United Auto Group, Inc.    93,400                                    1,592
    o United Rentals, Inc.    181,800                                      1,872
      Winnebago Industries, Inc.    44,000                                 1,629
                                                                     -----------
                                                                          23,705

      BANKS  8.2%
      --------------------------------------------------------------------------
      Alabama National Bancorp    29,400                                   1,355
      Allegiant Bancorp, Inc.    39,200                                      675
      Anchor Bancorp Wisconsin, Inc.    58,200                             1,347
      BancFirst Corp.    19,500                                              972
      BankAtlantic Bancorp, Inc.,
      Class A    128,800                                                   1,484
      Boston Private Financial Holdings, Inc.    46,100                      869
      Capital City Bank Group, Inc.    25,000                                963
      Capitol Bancorp Ltd.    26,300                                         559
      Chemical Financial Corp.    56,187                                   1,655
      Chittenden Corp.    84,025                                           2,273
      City Holding Co.    39,400                                           1,127
      Community Bank System, Inc.    29,900                                1,036
      Community Trust Bancorp, Inc.    30,000                                808
      Connecticut Bancshares, Inc.    26,300                               1,123
      Corus Bankshares, Inc.    33,700                                     1,453
      Dime Community Bancshares    61,250                                  1,412
      East-West Bancorp, Inc.    56,700                                    1,919
      F&M Bancorp/Frederick MD    26,200                                   1,259
      Fidelity Bankshares, Inc.    38,800                                    823
      Financial Institutions, Inc.    27,000                                 593
      First Busey Corp., Class A    33,000                                   782
      First Charter Corp.    72,000                                        1,251
      First Commonwealth Financial
      Corp.    140,600                                                     1,698
      First Community Bancorp    36,500                                    1,087
      First Essex Bancorp, Inc.    19,000                                    665
      First Federal Capital Corp.    46,500                                  879
      First Financial Bancorp    107,330                                   1,683
      First Financial Bancshares, Inc.    28,825                           1,154
      First Merchants Corp.    41,600                                        990
    o First Republic Bank    32,100                                          806
    o FirstFed Financial Corp.    39,600                                   1,287
      Frontier Financial Corp.    45,400                                   1,230
      Gold Banc Corp., Inc.    95,000                                        836
      Hancock Holding Co.    37,117                                        1,680
      Harbor Florida Bancshares, Inc.    56,900                            1,515
      Harleysville National Corp.    45,755                                1,212
      Independent Bank Corp.    35,600                                       722
      Integra Bank Corp.    42,470                                           723
      Irwin Financial Corp.    66,200                                      1,569
      MAF Bancorp., Inc.    55,225                                         1,864
      Main Street Banks, Inc.    38,000                                      803
      Mid-State Bancshares    56,400                                       1,038
      Midwest Banc Holdings, Inc.    41,300                                  743
      National Penn Bancshares, Inc.    55,558                             1,653
      NBT Bancorp., Inc.    78,400                                         1,426
      Net.B@nk, Inc.    118,700                                            1,185
      OceanFirst Financial Corp.    32,200                                   714
      Old Second Bancorp, Inc.    17,900                                     710
      Omega Financial Corp.    19,700                                        690
      Oriental Financial Group    40,650                                   1,000
      Pacific Northwest Bancorp    41,000                                  1,155
      PFF Bancorp, Inc.    29,000                                            977
      Prosperity Bancshares, Inc.    46,500                                  819


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Provident Bankshares Corp.    58,194                                 1,478
      Republic Bancorp, Inc.    138,920                                    1,805
      Riggs National Corp.    68,000                                         941
      S&T Bancorp, Inc.    63,100                                          1,738
      Sandy Spring Bancorp, Inc.    33,700                                 1,068
      Seacoast Banking Corp. of
      Florida    34,000                                                      628
      Seacoast Financial Services
      Corp.    56,600                                                      1,068
      Second Bancorp., Inc.    22,300                                        530
    o Silicon Valley Bancshares    93,700                                  2,191
    = The South Financial Group, Inc.    112,400                           2,754
   =o Southwest Bancorp of Texas, Inc.    81,200                           2,759
      Sterling Bancorp    29,200                                             798
      Sterling Bancshares, Inc.    105,450                                 1,255
      Sterling Financial Corp.    32,100                                     772
      Suffolk Bancorp    28,100                                              883
      Susquehanna Bancshares, Inc.    95,375                               2,170
    = Texas Regional Bancshares, Inc.,
      Class A    69,220                                                    2,513
      Tompkins Trustco, Inc.    18,000                                       828
      Troy Financial Corp.    21,700                                         587
      The Trust Co. of New Jersey    43,100                                1,208
      Trustco Bank Corp.    178,120                                        1,858
      UCBH Holdings, Inc.    99,200                                        2,524
      UMB Financial Corp.    52,293                                        2,068
      Umpqua Holdings Corp.    66,700                                      1,311
      United Community Banks, Inc.    51,000                               1,292
      United Community Financial
      Corp.    85,800                                                        784
      United National Bancorp.    45,400                                   1,171
      Unizan Financial Corp.    52,300                                       911
      USB Holding Co., Inc.    44,000                                        726
      Waypoint Financial Corp.    85,700                                   1,564
      WesBanco, Inc.    49,000                                             1,221
      WestCorp., Inc.    93,000                                            1,972
      Wintrust Financial Corp.    40,300                                   1,225
      WSFS Financial Corp.    22,400                                         771
                                                                     -----------
                                                                         107,623

      BUSINESS MACHINES & SOFTWARE 3.2%
      --------------------------------------------------------------------------
    o Activision, Inc.    147,400                                          2,255
    o Adaptec, Inc.    255,900                                             1,750
    o Advanced Digital Information
      Corp.    150,300                                                     1,205
      Analogic Corp.    31,600                                             1,509
   =o Arbitron, Inc.    70,700                                             2,408
    o Ascential Software Corp.    551,100                                  2,116
=o(10)Avocent Corp.    106,786                                             3,163
      Black Box Corp.    45,700                                            1,451
    o Borland Software Corp.    170,500                                    1,546
    o Cray, Inc.    152,600                                                1,152
    o E.piphany, Inc.    178,800                                             796
    o Global Imaging Systems, Inc.    52,100                                 964
    o Imagistics International, Inc.    42,800                               921
    o Informatica Corp.    195,900                                         1,279
    o Intergraph Corp.    111,300                                          2,271
    o Invision Technologies, Inc.    39,600                                  941
    o Iomega Corp.    123,760                                              1,151
    o LTX Corp.    111,100                                                   750
    o Magma Design Automation, Inc.    75,300                              1,130
    o Micromuse, Inc.    179,400                                           1,173
    o MICROS Systems, Inc.    40,700                                       1,019
    o Palm, Inc.    71,300                                                   684
    o ProQuest Co.    66,800                                               1,675
    o Quantum Corp.    396,000                                             1,366
    o Renaissance Learning, Inc.    75,200                                 1,433
    o S1 Corp.    166,500                                                    733
    o Scansource, Inc.    29,000                                             577
    o SRA International, Inc., Class A    31,000                             733
    o Systems & Computer Technology
      Corp.    82,100                                                        589
    o The Titan Corp.    184,800                                           1,484
    o WebEx Communications, Inc.    98,200                                 1,012
                                                                     -----------
                                                                          41,236

      BUSINESS SERVICES 11.7%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    31,000                                    477
    o aaiPharma, Inc.    66,450                                              751
      ABM Industries, Inc.    117,200                                      1,623
    o Actel Corp.    57,300                                                1,135
    o Advent Software, Inc.    78,400                                        987
    o The Advisory Board Co.    34,700                                     1,271
    o Advo, Inc.    47,100                                                 1,852


See financial notes.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
     o Agile Software Corp.    111,500                                       774
     o Altiris, Inc.    48,700                                               794
     o American Management
       Systems, Inc.    101,200                                            1,245
     o Ansys, Inc.    33,800                                                 894
     o Anteon International Corp.    82,400                                1,951
     o Ariba, Inc.    640,800                                              2,089
    =o Barra, Inc.    46,700                                               1,525
       Bowne & Co., Inc.    80,400                                           907
       Brady Corp., Class A    54,800                                      1,836
     o Bright Horizons Family
       Solutions, Inc.    28,600                                             859
    =o Brocade Communications
       Systems, Inc.    547,800                                            3,161
     o CDI Corp.    45,500                                                 1,271
       Chemed Corp.    24,100                                                840
     o Ciber, Inc.    140,900                                                765
     o Clarent Corp.    105,200                                                1
     o Cognizant Technology Solutions
       Corp.    144,000                                                    2,586
     o Coinstar, Inc.    52,100                                              953
     o Connetics Corp.    74,500                                           1,258
     o CoStar Group, Inc.    38,800                                          864
     o Credence Systems, Corp.    146,100                                  1,037
     o Cross Country, Inc.    78,200                                         886
     o CSG Systems International,
       Inc.    124,400                                                     1,310
     o Dendrite International, Inc.    88,850                                910
     o Digital Insight Corp.    77,400                                     1,251
     o Digital River, Inc.    64,800                                       1,083
     o Documentum, Inc.    114,500                                         2,106
     o DoubleClick, Inc.    325,600                                        2,800
     o Echelon Corp.    95,200                                             1,247
     o eFunds Corp.    111,400                                             1,019
     o Enterasys Networks, Inc.    484,900                                 1,164
     o Exult, Inc.    257,000                                              1,848
     o F5 Networks, Inc.    63,900                                           879
       Factset Research Systems, Inc.    81,100                            2,822
     o Fidelity National Information
       Solutions, Inc.    94,700                                           1,662
     o Filenet Corp.    86,100                                             1,325
     o Forrester Research, Inc.    56,600                                    876
     o Freemarkets, Inc.    103,500                                          675
     o FTI Consulting, Inc.    63,400                                      2,869
       G&K Services, Inc., Class A    48,850                               1,335
     o Gartner, Inc., Class B    197,100                                   1,545
     o Heidrick & Struggles
       International, Inc.    44,700                                         626
     o Hyperion Solutions Corp.    83,945                                  2,374
    ~o i2 Technologies, Inc.    1,063,800                                    628
     o Identix, Inc.    195,032                                              956
     o IDT Corp.    61,500                                                   878
     o IDX Systems Corp.    69,300                                         1,017
     o Infospace, Inc.    73,950                                             921
     o Intercept, Inc.    49,000                                             352
     o Interwoven, Inc.    262,200                                           496
     o JDA Software Group, Inc.    61,100                                    688
       John H. Harland Co.    66,500                                       1,593
     o Keane, Inc.    163,100                                              1,572
     o Korn/Ferry International    93,000                                    640
     o Kroll, Inc.    93,900                                               2,094
     o Kronos, Inc.    46,925                                              2,141
     o Labor Ready, Inc.    101,000                                          651
    =o Legato Systems, Inc.    267,500                                     1,584
     o Lending Tree, Inc.    54,900                                          778
     o Macrovision Corp.    107,600                                        1,901
     o MAXIMUS, Inc.    51,100                                             1,232
     o Mentor Graphics Corp.    148,300                                    1,545
     o Mercury Computer Systems, Inc.    50,000                            1,050
     o MPS Group, Inc.    247,100                                          1,668
     o MRO Software, Inc.    59,600                                          511
       Nautilus Group, Inc.    76,949                                        977
     o NCO Group, Inc.    61,600                                           1,032
     o NETIQ Corp.    133,200                                              1,835
       New England Business Service,
       Inc.    30,200                                                        769
     o Parametric Technology Corp.    632,100                              2,086
     o Paxar Corp.    94,435                                                 976
     o Per-Se Technologies, Inc.    74,000                                   646
     = Pittston Brink's Group    131,300                                   1,674
     o Planar Systems, Inc.    33,400                                        587
    =o Polycom, Inc.    239,600                                            2,353
     o Pre-Paid Legal Services, Inc.    42,900                               989


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                    ($ x 1,000)
     o PRG-Schultz International, Inc.    152,700                            974
     o ProBusiness Services, Inc.    67,200                                  947
     o Progress Software Corp.    79,800                                   1,555
    =o R.H. Donnelley Corp.    73,400                                      2,192
     o Radiant Systems, Inc.    67,500                                       427
     o RealNetworks, Inc.    377,400                                       1,936
     o Red Hat, Inc.    407,000                                            2,442
     o Resources Connection, Inc.    50,300                                1,097
     o Right Management Consultants,
       Inc.    55,800                                                        697
     o RSA Security, Inc.    136,800                                       1,312
     o Seacor Smit, Inc.    47,050                                         1,685
     o Serena Software, Inc.    97,400                                     1,535
     o SourceCorp    36,900                                                  583
     o Spherion Corp.    144,800                                             630
       The Standard Register Co.    67,200                                 1,161
     o Startek, Inc.    32,900                                               910
       Strayer Education, Inc.    24,000                                   1,561
     o Sycamore Networks, Inc.    657,100                                  2,122
     o Sylvan Learning Systems, Inc.     97,100                            1,703
     o Take-Two Interactive Software,
       Inc.    98,300                                                      2,212
     o TeleTech Holdings, Inc.    179,300                                    732
     o Tetra Tech, Inc.    126,918                                         1,967
     o Tetra Technologies, Inc.    33,400                                    888
     o Tier Technologies, Inc., Class B    44,700                            295
     o Trizetto Group, Inc.    112,600                                       608
     o Tularik, Inc.    134,900                                              738
     o United Online, Inc.    100,800                                      2,254
     o UNOVA, Inc.    139,600                                              1,027
     o URS Corp.    77,600                                                 1,102
     o Verity, Inc.    83,200                                              1,375
     o Vignette Corp.    600,800                                           1,238
       Wabtec Corp.    104,421                                             1,280
     = Wallace Computer Services,
       Inc.    100,800                                                     2,634
     o Watson Wyatt & Co. Holdings    78,800                               1,608
     o webMethods, Inc.    113,600                                         1,143
     o Websense, Inc.    40,800                                              582
     o Wind River Systems, Inc.    194,600                                   644
                                                                         -------
                                                                         152,934

       CHEMICAL  2.5%
       -------------------------------------------------------------------------
       A. Schulman, Inc.    70,300                                         1,150
       Arch Chemicals, Inc.    53,100                                      1,133
       Cambrex Corp.    62,000                                             1,079
     = Crompton Corp.    273,600                                           1,757
     = Ferro Corp.    97,400                                               2,303
    =o FMC Corp.    84,300                                                 1,528
       Georgia Gulf Corp.    76,900                                        1,738
       H.B. Fuller Co.    67,600                                           1,658
    =o Hercules, Inc.    262,900                                           2,668
       MacDermid, Inc.    77,400                                           1,759
       Millennium Chemicals, Inc.    142,800                               1,986
       Olin Corp.    138,900                                               2,517
       PolyOne Corp.    219,300                                            1,013
       Rollins, Inc.    106,950                                            2,590
       Solutia, Inc.    257,500                                              350
       Spartech Corp.    69,900                                            1,513
     o SurModics, Inc.    40,300                                           1,464
     o Symyx Technologies, Inc.    73,800                                  1,153
       Tredegar Corp.    92,900                                            1,195
       WD-40 Co.    38,600                                                 1,021
       Wellman, Inc.    78,300                                               896
                                                                          ------
                                                                          32,471

       CONSTRUCTION 2.3%
       -------------------------------------------------------------------------
     o Beazer Homes USA, Inc.    30,769                                    2,162
       CARBO Ceramics, Inc.    35,900                                      1,351
       Centex Construction Products,
       Inc.    43,200                                                      1,670
     o Dycom Industries, Inc.    115,100                                   1,271
       ElkCorp    45,850                                                     928
     o EMCOR Group, Inc.    34,200                                         1,747
       Granite Construction, Inc.    99,425                                1,670
     o Hovnanian Enterprises, Inc.,
       Class A    57,300                                                   2,281
     o Insituform Technologies, Inc.,
       Class A    63,200                                                   1,008
       M/I Schottenstein Homes, Inc.    35,200                             1,202
     o McDermott International, Inc.    156,700                              509
     o Meritage Corp.    32,400                                            1,236
     o NCI Building Systems, Inc.    45,800                                  737


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o Palm Harbor Homes, Inc.    54,300                                      909
    o Photon Dynamics, Inc.    37,500                                        821
  (6) The Ryland Group, Inc.    61,100                                     3,313
    o Simpson Manufacturing Co., Inc. 56,400                               1,981
      Standard-Pacific Corp.    78,400                                     2,372
      Texas Industries, Inc.    49,700                                       981
    o USG Corp.    106,300                                                   745
      Walter Industries, Inc.    106,500                                   1,081
                                                                      ----------
                                                                          29,975

      CONSUMER DURABLE  1.0%
      --------------------------------------------------------------------------
      American Woodmark Corp.    18,600                                      892
    o Genlyte Group, Inc.    31,400                                        1,184
    o Griffon Corp.    78,700                                              1,072
      Haverty Furniture Cos., Inc.    53,500                                 752
    o Helen of Troy Ltd.    67,200                                           951
      Kimball International, Inc.,
      Class B    91,400                                                    1,461
   =o Linens 'N Things, Inc.    101,400                                    2,149
    o Select Comfort Corp.    73,000                                         992
      Sturm Ruger & Co., Inc.    65,000                                      578
      Thomas Industries, Inc.    40,000                                    1,076
      Toro Co.    60,000                                                   2,239
                                                                      ----------
                                                                          13,346

      CONSUMER NON-DURABLE  3.6%
      --------------------------------------------------------------------------
      Action Performance Cos., Inc.    41,800                                773
    o AFC Enterprises, Inc.    67,900                                      1,073
    o California Pizza Kitchen, Inc.    44,100                               889
    o Catalina Marketing Corp.    128,700                                  2,295
    o CEC Entertainment, Inc.    65,600                                    1,975
      Churchill Downs, Inc.    31,300                                      1,156
    o Corvis Corp.    975,600                                                692
    o Fossil, Inc.    105,850                                              1,935
    o Handleman Co.    61,500                                              1,042
      IHOP Corp.    49,700                                                 1,307
    o Isle of Capri Casinos, Inc.    69,700                                  900
    o Jack in the Box, Inc.    87,900                                      1,565
    o Jakks Pacific, Inc.    48,200                                          626
      Landry's Restaurants, Inc.    66,200                                 1,238
      Lone Star Steakhouse & Saloon,
      Inc.    49,500                                                       1,038
      The Marcus Corp.    70,225                                             997
    o Marvel Enterprises, Inc.    147,200                                  2,479
    o O'Charleys, Inc.    46,200                                             935
    o P.F. Chang's China Bistro, Inc. 59,300                               2,485
    o Papa John's International, Inc. 43,900                               1,044
    o Penn National Gaming, Inc.    94,400                                 1,844
    o Rare Hospitality International Inc.   52,100                         1,518
      Russ Berrie & Co., Inc.   48,300                                     1,588
    o Ryan's Family Steak Houses, Inc.    104,250                          1,292
    o SCP Pool Corp.    55,150                                             1,820
   =o Service Corp. International    713,800                               2,413
    o Sonic Corp.    92,200                                                2,490
    o Sotheby's Holdings, Inc.,
      Class A    148,100                                                   1,302
    o The Steak N Shake Co.    66,100                                        765
    o Stewart Enterprises, Inc.,
      Class A     256,700                                                    752
    o The Topps Co., Inc.    99,300                                          924
    o Triarc Cos., Inc.    48,000                                          1,329
      Tupperware Corp.    139,300                                          1,931
                                                                      ----------
                                                                          46,412

      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Greif Inc., Class A    52,900                                        1,082
    o Silgan Holdings, Inc.    42,800                                      1,139
                                                                      ----------
                                                                           2,221

      ELECTRONICS  9.7%
      --------------------------------------------------------------------------
    o Allen Telecom, Inc.    67,800                                          917
    o Amkor Technology, Inc.    397,700                                    3,011
    o Andrew Corp.    234,600                                              1,799
    o Anixter International, Inc.    89,900                                2,066
    o Artisan Components, Inc.    41,500                                     820
    o Asyst Technologies, Inc.    94,200                                     449
    o ATMI, Inc.    73,300                                                 1,547
    o Avid Technology, Inc.    63,200                                      1,736
    o Axcelis Technologies, Inc.    237,000                                1,346
      Belden, Inc.    57,300                                                 681
    o Benchmark Electronics, Inc.    58,700                                1,523
    o Brooks Automation, Inc.    89,524                                      758
      C&D Technologies, Inc.    63,100                                       839
    o Cable Design Technologies
      Corp.    109,275                                                       755


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o CCC Information Services
      Group, Inc.    62,000                                                1,032
    o Checkpoint Systems, Inc.    79,900                                   1,067
    o ChipPAC, Inc., Class A    224,100                                    1,210
    o CMGI, Inc.    965,700                                                  956
    o Coherent, Inc.    69,300                                             1,594
      Cohu, Inc.    51,200                                                   922
   =o CommScope, Inc.    142,400                                           1,220
    o Conexant Systems, Inc.    642,000                                    1,168
    o Cox Radio, Inc., Class A    95,900                                   2,187
      CTS Corp.    83,100                                                    694
      Cubic Corp.    63,600                                                1,233
    o Cyberonics    51,700                                                 1,180
    o Cypress Semiconductor
      Corp.    296,300                                                     2,584
    o Dionex Corp.    49,200                                               1,693
    o DSP Group, Inc.    64,600                                            1,350
    o Dupont Photomasks, Inc.    35,100                                      653
    o Electro Rent Corp.    51,722                                           516
    o Electro Scientific Industries,
      Inc.    65,600                                                         881
    o Electronics Boutique Holdings
      Corp.    61,600                                                      1,152
   =o Electronics for Imaging    129,200                                   2,481
    o Entegris, Inc.    170,900                                            1,960
    o ESS Technology, Inc.    94,600                                         655
    o Esterline Technologies Corp.    51,000                                 905
    o Exar Corp.    95,700                                                 1,412
    o FEI Co.    78,100                                                    1,428
    o Flir Systems, Inc.    39,700                                         2,068
    o Gen-Probe, Inc.    56,500                                            1,754
    o GlobespanVirata, Inc.    311,000                                     1,888
      Helix Technology Corp.    64,100                                       738
    o Hollywood Entertainment
      Corp.    143,400                                                     2,545
    o Hutchinson Technology, Inc.    60,300                                1,426
    o Intermagnetics General Corp.    40,414                                 785
   =o Internet Security Systems    119,600                                 1,569
    o Itron, Inc.    49,500                                                  991
    o Kemet Corp.    207,500                                               1,903
    o Kopin Corp.    166,300                                                 800
    o Kulicke & Soffa Industries, Inc.    121,200                            629
   =o Lattice Semiconductor Corp.    258,600                               2,245
    o Littelfuse, Inc.    51,900                                           1,015
   =o Macromedia, Inc.    146,200                                          1,844
      Methode Electronics, Class A    84,400                                 886
    o Micrel, Inc.    207,500                                              2,430
    o MKS Instruments, Inc.    122,000                                     1,703
    o Monolithic System Technology,
      Inc.    74,300                                                         446
    o Mykrolis Corp.    97,700                                               784
    o New Focus, Inc.    152,500                                             503
    o Newport Corp.    92,000                                              1,189
    o Omnivision Technologies, Inc.    54,600                              1,326
      Park Electrochemical Corp.    48,050                                   857
    o Photronics, Inc.    70,900                                             891
    o Pinnacle Systems, Inc.    146,300                                    1,383
      Pioneer Standard Electronics,
      Inc.    78,400                                                         760
    o Plantronics, Inc.    106,500                                         1,970
    o Plexus Corp.    87,400                                                 890
    o Power Intergrations, Inc.    68,000                                  1,505
    o Power-One, Inc.    191,400                                           1,120
    o Powerwave Technologies,
      Inc.    161,400                                                        649
 o(5) Rambus, Inc.    233,700                                              3,342
    o Rayovac Corp.    77,900                                                810
    o Riverstone Networks, Inc.    301,600                                   371
    o Rogers Corp.    36,900                                               1,221
    o Rudolph Technologies, Inc.    40,100                                   606
    o ScanSoft, Inc.    155,400                                              803
    o Semtech Corp.    175,000                                             2,783
    o Silicon Image, Inc.    157,900                                         944
=o(7) Silicon Laboratories, Inc.    116,000                                3,300
    o Silicon Storage Technology,
      Inc.    228,800                                                        721
    o Standard Microsystems Corp.    41,100                                  520
    o Technitrol, Inc.    96,700                                           1,527
    o Tekelec    145,800                                                   1,569
   =o Thomas & Betts Corp.    139,200                                      2,201
    o THQ, Inc.    95,650                                                  1,352
    o Triquint Semiconductor, Inc.    318,700                              1,119
    o Varian Semiconductor Equipment
      Associates, Inc.    80,900                                           1,865


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   =o Varian, Inc.    81,300                                               2,570
    o Viasat, Inc.    63,900                                                 680
    o Vicor Corp.    104,000                                                 699
    o Visx, Inc.    123,700                                                1,937
    o Vitesse Semiconductor
      Corp.    488,100                                                     1,518
    o Western Wireless Corp.,
      Class A    173,400                                                   1,061
    o Zoran Corp.    64,300                                                1,144
                                                                      ----------
                                                                         126,535

      ENERGY: RAW MATERIALS  2.6%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.    32,100                                        836
      Berry Petroleum Co., Class A    50,700                                 786
      Cabot Oil & Gas Corp.    76,100                                      1,865
    o Comstock Resources, Inc.    70,900                                     787
    o Dril-Quip, Inc.    42,500                                              654
    o Encore Acquisition Co.    72,000                                     1,241
    o Evergreen Resources, Inc.    44,700                                  2,126
    o FuelCell Energy, Inc.    84,300                                        519
    o Grey Wolf, Inc.    435,900                                           1,765
    o Headwaters, Inc.    65,200                                           1,069
      The Laclede Group, Inc.    44,400                                    1,070
      Massey Energy Co.    179,700                                         1,874
    o Newpark Resources, Inc.    179,400                                     841
      NL Industries    115,200                                             2,005
    o Offshore Logistics, Inc.    53,300                                   1,013
      Penn Virginia Corp.    22,000                                          857
    o Plains Resources, Inc.    58,900                                       714
    o Prima Energy Corp.    31,400                                           616
    o Quicksilver Resource, Inc.    49,400                                 1,142
    o Range Resources Corp.    134,100                                       793
    o Southwestern Energy Co.    77,800                                    1,036
    o Swift Energy Co.    66,800                                             556
      TC Pipelines L.P.    42,300                                          1,153
   =o Tom Brown, Inc.    94,000                                            2,305
    o Ultra Petroleum Corp.    178,500                                     1,785
    o Unit Corp.    94,700                                                 1,856
      USEC, Inc.    196,100                                                1,098
    o W-H Energy Services, Inc.    64,300                                  1,157
                                                                      ----------
                                                                          33,519
      FOOD & AGRICULTURE  1.6%
      --------------------------------------------------------------------------
    o American Italian Pasta Co.,
      Class A    42,200                                                    1,861
      Bob Evans Farms, Inc.    82,700                                      2,098
    o Chiquita Brands International,
      Inc.    95,400                                                       1,283
      Coca-Cola Bottling Co.
      Consolidated    21,200                                               1,075
      Delta & Pine Land Co.    91,900                                      2,138
      Fleming Cos., Inc.    133,900                                           13
      Flowers Foods, Inc.    71,600                                        2,026
    o Hain Celestial Group, Inc.    80,600                                 1,391
    o International Multifoods Corp.    45,000                               862
    = Interstate Bakeries    108,600                                       1,137
    o J & J Snack Foods Corp.    21,900                                      686
      Lance, Inc.    71,500                                                  529
    o Ralcorp Holdings, Inc.    69,566                                     1,732
    o Surebeam Corp., Class A    142,000                                     409
    o Tejon Ranch Co.    33,400                                              927
    o United Natural Foods, Inc.    45,000                                 1,314
      Vector Group Ltd.    83,787                                            938
    o Wild Oats Markets, Inc.    72,900                                      789
                                                                      ----------
                                                                          21,208

      GOLD  0.1%
      --------------------------------------------------------------------------
      Royal Gold, Inc.    46,900                                             748

      HEALTHCARE / DRUGS & MEDICINE  10.6%
      --------------------------------------------------------------------------
    o Abgenix, Inc.    202,600                                             1,925
    o Adolor Corp.    74,900                                               1,048
    o Advanced Medical Optics, Inc.    68,600                                962
    o Advanced Neuromodulation
      Systems, Inc.    29,000                                              1,214
    o Albany Molecular Research, Inc.    77,600                              896
    o Alexion Pharmaceuticals, Inc.    44,500                                587
    o Alkermes, Inc.    155,200                                            1,549
      Alpharma, Inc., Class A    122,200                                   2,279
    o American Healthways, Inc.    33,900                                    837
    o American Medical Systems
      Holdings, Inc.    77,600                                             1,232
    o AMERIGROUP Corp.    48,300                                           1,406


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o AMN Healthcare Services, Inc.    92,600                                843
    o Amsurg Corp.    49,500                                               1,286
    o Antigenics, Inc.    91,200                                             897
      Arrow International, Inc.    51,500                                  2,197
    o Atrix Labs, Inc.    42,800                                             752
    o Beverly Enterprises, Inc.    257,700                                   492
    o Bio-Rad Laboratories, Inc.,
      Class A    59,800                                                    2,796
    o BioMarin Pharmaceuticals, Inc.    147,900                            1,624
    o Biosite, Inc.    35,500                                              1,515
    o Celera Genomics Group - Applera
      Corp.    173,000                                                     1,816
    o Cell Genesys, Inc.    88,500                                           789
    o Cerus Corp.    39,000                                                  316
    o Chattem, Inc.    46,800                                                640
    o Cima Labs, Inc.    34,800                                              840
    o Conmed Corp.    68,400                                               1,192
      Cooper Cos., Inc.    73,300                                          2,045
    o Corixa Corp.    120,700                                                865
    o Corvel Corp.    24,400                                                 764
    o CV Therapeutics, Inc.    64,700                                      1,293
      Datascope Corp.    34,900                                              998
    o Diversa Corp.    97,800                                              1,011
=o(1) Endo Pharmaceutical Holdings,
      Inc.    244,700                                                      4,042
    o Enzo Biochem, Inc.    67,868                                         1,016
    o Enzon Pharmaceuticals, Inc.    101,700                               1,395
    o Exelixis, Inc.    137,900                                            1,175
    o First Horizon Pharmaceutical Corp.    87,100                           236
    o Genesis Health Ventures, Inc.    99,900                              1,495
    o Genta, Inc.    176,300                                               1,319
    o Haemonetics Corp.    57,900                                          1,027
    o Hanger Orthopedic Group, Inc.    49,800                                513
      Hooper Holmes, Inc.    154,200                                         933
      ICN Pharmaceuticals, Inc.    201,000                                 1,759
    o ICU Medical, Inc.    32,800                                          1,042
 o(8) ImClone Systems, Inc.    177,000                                     3,228
    o Impath, Inc.    33,200                                                 488
    o Inamed Corp.    51,800                                               1,932
    o Incyte Genomics, Inc.    167,000                                       576
    o Integra LifeSciences Holdings
      Corp.    64,500                                                      1,722
    o InterMune, Inc.    76,300                                            1,551
    o Isis Pharmaceuticals, Inc.    125,500                                  694
    o Kindred Healthcare, Inc.    43,400                                     647
    o KV Pharmaceutical Co., Class A    79,850                             1,796
    o La Jolla Pharmaceutical Co.    94,300                                  208
      Landauer, Inc.    19,300                                               740
    o Ligand Pharmaceuticals, Inc.,
      Class B    156,900                                                   1,396
    o Martek Biosciences Corp.    55,200                                   1,878
    o Maxygen, Inc.    84,600                                                694
    o Medarex, Inc.    163,800                                               683
    o Medicines Co.    110,100                                             2,263
      Mentor Corp.    111,800                                              2,069
    o Merit Medical Systems, Inc.    34,100                                  668
    o Myriad Genetics, Inc.    58,700                                        700
      NDCHealth Corp.    83,300                                            1,604
    o Nektar Therapeutics    132,300                                       1,061
    o NPS Pharmaceuticals, Inc.    76,900                                  1,465
    o Odyssey HealthCare, Inc.    55,100                                   1,424
    o Orthodontic Centers of
      America, Inc.    123,200                                               715
    o OSI Pharmaceuticals, Inc.    87,500                                  1,837
      Owens & Minor, Inc.    81,800                                        1,521
    o Pacificare Health Systems, Inc.    86,000                            2,738
    o Parexel International Corp.    61,800                                  798
      Perrigo Co.    166,500                                               2,557
=o(4) Pharmaceutical Resources, Inc.    78,500                             3,450
      PolyMedica Corp.    30,300                                           1,129
    o Possis Medical, Inc.    33,500                                         643
    o Priority Healthcare Corp.,
      Class B    100,300                                                   2,287
    o Protein Design Labs, Inc.    214,100                                 2,126
    o Province Healthcare Co.    116,600                                   1,166
    o PSS World Medical, Inc.    164,800                                     990
    o Regeneron Pharmaceuticals,
      Inc.    94,200                                                         596
    o RehabCare Group, Inc.    38,900                                        680
   oo Resmed, Inc.    79,200                                               2,905
    o Sangstat Medical Corp.    62,400                                       786
=o(3) Sepracor, Inc.    200,400                                            3,838
    o Serologicals Corp.    60,000                                           554
    o Sierra Health Services, Inc.    66,100                               1,097


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o Sola International, Inc.    60,300                                     845
    o Sunrise Assisted Living, Inc.    53,200                              1,436
    o Sybron Dental Specialties, Inc.    91,400                            1,860
    o Tanox, Inc.    106,500                                               1,683
    o Telik, Inc.    77,700                                                1,022
    o Thoratec Corp.    132,700                                            1,825
    o Transkaryotic Therapies, Inc.    85,700                                514
    o Trimeris, Inc.    50,500                                             2,242
    o United Surgical Partners
      International, Inc.    64,500                                        1,195
    o United Therapeutics Corp.    49,500                                    888
    o US Oncology, Inc.    216,672                                         1,556
    o Vaxgen, Inc.    35,700                                                 107
    o Ventana Medical Systems    35,900                                      822
    o Viasys Healthcare, Inc.    62,400                                    1,011
    o Vicuron Pharmaceuticals, Inc.    94,900                              1,115
      West Pharmaceutical Services,
      Inc.    35,600                                                         849
    o Wright Medical Group, Inc.    77,900                                 1,479
    o XOMA Ltd.    154,800                                                   771
    o Zoll Medical Corp.    22,000                                           711
                                                                      ----------
                                                                         138,689

      HOUSEHOLD PRODUCTS  0.2%
      --------------------------------------------------------------------------
    o Elizabeth Arden, Inc.    46,300                                        588
      Nu Skin Enterprises, Inc., Class A    87,600                           789
    o Playtex Products, Inc.    147,400                                    1,083
                                                                      ----------
                                                                           2,460

      INSURANCE  3.3%
      --------------------------------------------------------------------------
    = Alfa Corp.    189,600                                                2,448
    o Allmerica Financial Corp.    126,100                                 1,929
      Argonaut Group, Inc.    53,000                                         534
    o Clark/Bardes, Inc.    41,400                                           484
      CNA Surety Corp.    102,700                                            943
    o Cobalt Corp.    100,000                                              1,645
      Delphi Financial Group, Inc.,
      Class A    48,571                                                    2,140
      FBL Financial Group, Inc.,
      Class A    63,100                                                    1,267
      Fremont General Corp.    181,400                                     1,698
      Great American Financial
      Resources, Inc.    101,750                                           1,440
      Harleysville Group, Inc.    71,900                                   1,697
      Horace Mann Educators Corp.    98,400                                1,453
      Kansas City Life Insurance Co.    27,900                             1,135
      Landamerica Financial Group,
      Inc.    42,700                                                       1,754
      Liberty Corp.    46,300                                              2,045
      The Midland Co.    43,100                                              879
    o National Western Life Insurance Co.,
      Class A    8,200                                                       813
    o Ohio Casualty Corp.    145,200                                       1,819
    o Philadelphia Consolidated
      Holding Co.    52,000                                                2,028
      The Phoenix Cos., Inc.    226,500                                    1,789
      PMA Capital Corp., Class A    76,900                                   657
      Presidential Life Corp.    72,000                                      582
    o ProAssurance Corp.    68,796                                         1,781
      RLI Corp.    58,650                                                  1,733
      Selective Insurance Group, Inc.    62,900                            1,578
      State Auto Financial Corp.    93,800                                 1,763
    o Stewart Information Services
      Corp.    41,500                                                      1,107
    o Triad Guaranty, Inc.    32,700                                       1,303
    o UICI    115,900                                                      1,379
      United Fire & Casualty Co.    24,400                                   785
      Zenith National Insurance
      Corp.    44,100                                                      1,136
                                                                      ----------
                                                                          43,744

      MEDIA  2.8%
      --------------------------------------------------------------------------
      Advanced Marketing Services    46,600                                  549
    o AMC Entertainment, Inc.    84,200                                      807
    o American Tower Corp., Class A    444,500                             2,951
    o Arris Group, Inc.    197,200                                           769
      Banta Corp.    60,200                                                1,869
    o Charter Communications, Inc.,
      Class A    703,400                                                   1,175
    o CNET Networks, Inc.    332,800                                       1,208
    o Consolidated Graphics, Inc.    32,700                                  625
    o Cumulus Media, Inc., Class A    111,900                              1,929
    o Entravision Communications Corp.,
      Class A    167,500                                                   1,275
    o Fisher Communications, Inc.    20,900                                  927
    o Gaylord Entertainment Co.    81,000                                  1,686
      Gray Television, Inc.    93,100                                      1,029


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Grey Global Group, Inc.    3,100                                     2,017
    o Information Holdings, Inc.    53,100                                   924
    o Insight Communications Co.    122,300                                1,679
    o Journal Register Co.    100,300                                      1,776
    o Mediacom Communications
      Corp.    215,200                                                     2,150
    o Movie Gallery, Inc.    76,500                                        1,414
    o Price Communications Corp.    132,000                                1,612
    o Primedia, Inc.    623,300                                            1,621
      Pulitzer, Inc.    21,200                                               988
    o Saga Communications, Inc.,
      Class A    44,600                                                      901
    o Salem Communications Corp.,
      Class A    42,100                                                      887
    o Sinclair Broadcast Group, Inc.,
      Class A    102,400                                                   1,085
    o Spanish Broadcasting System,
      Class A    91,000                                                      698
    o Tivo, Inc.    141,800                                                  844
    o Valuevision Media, Inc.,
      Class A    86,700                                                    1,100
                                                                      ----------
                                                                          36,495

      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
    o Centene Corp.    26,500                                                849
    o Extreme Networks, Inc.    281,100                                    1,189
    o Lin TV Corp., Class A    62,200                                      1,487
    o Mantech International Corp.,
      Class A    37,900                                                      591
      Mine Safety Appliances Co.    32,400                                 1,239
    o Regent Communications, Inc.    111,100                                 666
    o Wilson Greatbatch Technologies,
      Inc.    49,600                                                       1,626
                                                                      ----------
                                                                           7,647

      MISCELLANEOUS FINANCE  3.4%
      --------------------------------------------------------------------------
      1st Source Corp.    52,100                                             690
      Amcore Financial, Inc.    58,950                                     1,381
      American Capital Strategies Ltd.    112,700                          2,734
      Anworth Mortgage Asset Corp.    59,600                                 833
    o Bankunited Financial Corp.,
      Class A    60,500                                                    1,143
    o Bay View Capital Corp.    154,200                                      884
    o Blackrock, Inc.    42,000                                            1,910
      Cathay Bancorp., Inc.    42,200                                      1,836
      Charter Municipal Mortgage
      Acceptance Co.    108,100                                            2,059
    o CompuCredit Corp.    112,300                                           850
      CPB, Inc.    38,800                                                    987
      CVB Financial Corp.    104,940                                       2,130
    o eSpeed, Inc., Class A    67,600                                        882
    o Financial Federal Corp.    43,700                                      979
      First Financial Corp.    16,600                                        847
      First Financial Holdings, Inc.    30,100                               810
      First Indiana Corp.    37,800                                          631
      First Sentinel Bancorp., Inc.    69,291                              1,048
      Flagstar Bancorp., Inc.    70,200                                    2,324
      Glacier Bancorp, Inc.    40,300                                      1,124
      Greater Bay Bancorp    122,600                                       1,962
      Hudson River Bancorp    35,400                                         870
      Independent Bank Corp. Michigan    42,200                            1,006
    o Knight Trading Group, Inc.    269,000                                1,361
    o Local Financial Corp.    42,100                                        631
      MB Financial, Inc.    41,600                                         1,563
      MCG Capital Corp.    76,900                                            827
      New Century Financial Corp.    59,300                                2,184
      Northwest Bancorp, Inc.    114,849                                   1,872
    = Pacific Capital Bancorp.    81,499                                   2,658
      Redwood Trust, Inc.    37,100                                        1,233
    o Saxon Capital, Inc.    67,200                                          991
      Value Line, Inc.    24,100                                           1,167
                                                                      ----------
                                                                          44,407

      NON-FERROUS METALS  0.7%
      --------------------------------------------------------------------------
      Commercial Metals Co.    67,766                                      1,048
    o Hecla Mining Co.    231,600                                            866
      Kaydon Corp.    71,800                                               1,601
      Minerals Technologies, Inc.    47,500                                2,102
   =o Mueller Industries, Inc.    82,100                                   2,098
      Reliance Steel & Aluminum Co.    75,975                              1,291
                                                                      ----------
                                                                           9,006

      OIL: DOMESTIC  1.6%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc.    89,700                               1,444
      Frontier Oil Corp.    62,200                                         1,052
    o Global Industries Ltd.    241,300                                    1,071


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Holly Corp.    37,200                                                1,060
   =o Houston Exploration Co.    73,400                                    2,053
    o Magnum Hunter Resources, Inc.    163,500                               921
      Patina Oil & Gas Corp.    64,325                                     2,221
    o Remington Oil & Gas Corp.    62,400                                    978
    o Spinnaker Exploration Co.    79,500                                  1,701
      St. Mary Land & Exploration Co.    67,400                            1,727
    o Stone Energy Corp.    62,640                                         2,201
    o Superior Energy Services, Inc.    176,300                            1,596
    o Tesoro Petroleum Corp.    145,100                                    1,127
      Vintage Petroleum, Inc.    153,200                                   1,498
                                                                      ----------
                                                                          20,650

      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Oakley, Inc.    165,800                                              1,741
    o Ocular Sciences, Inc.    47,800                                        693
                                                                      ----------
                                                                           2,434

      PAPER & FOREST PRODUCTS  0.7%
      --------------------------------------------------------------------------
    o Caraustar Industries, Inc.    68,500                                   471
      Chesapeake Corp.    37,200                                             668
      Deltic Timber Corp.    29,000                                          709
      Glatfelter    105,200                                                1,205
      Longview Fibre Co.    125,500                                          958
      Potlatch Corp.    68,100                                             1,624
      Rock-Tennessee Co.,
      Class A    82,200                                                    1,101
      Universal Forest Products, Inc.    43,500                              766
      Wausau-Mosinee Paper Corp.    124,125                                1,321
                                                                      ----------
                                                                           8,823

      PRODUCER GOODS & MANUFACTURING  4.8%
      --------------------------------------------------------------------------
    o Actuant Corp., Class A    26,600                                       987
      Acuity Brands, Inc.    99,800                                        1,520
    o Advanced Energy Industries, Inc.    78,800                             757
    o Aeroflex, Inc.    147,600                                              794
      Albany International Corp.,
      Class A    78,083                                                    1,854
      Applied Industrial Technologies,
      Inc.    44,900                                                         830
      Baldor Electric Co.    81,820                                        1,820
      Barnes Group, Inc.    46,400                                           976
    = Briggs & Stratton    51,200                                          2,311
    o Cognex Corp.    102,600                                              2,246
    o Cuno, Inc.    37,700                                                 1,351
      Federal Signal Corp.    113,200                                      1,956
   =o Flowserve Corp.    127,334                                           1,966
      Franklin Electric Co., Inc.    25,100                                1,301
    o Gardner Denver, Inc.    38,900                                         771
    o GrafTech International Ltd.    137,900                                 554
    o Hanover Compressor Co.    160,500                                    1,350
      Hughes Supply, Inc.    56,650                                        1,590
    o Hydril Co.    53,400                                                 1,271
    o Ionics, Inc.    33,900                                                 644
    o Jarden Corp.    31,700                                                 935
      JLG Industries, Inc.    105,600                                        574
    o Joy Global, Inc.    111,500                                          1,379
      Lennox International, Inc.    137,900                                2,049
      Libbey, Inc.    32,091                                                 721
    = Lincoln Electric Holdings, Inc.    101,800                           1,956
    o Lone Star Technologies, Inc.    68,000                               1,444
      Manitowoc Co., Inc.    62,262                                        1,158
      Matthews International Corp.,
      Class A    74,600                                                    1,758
    o MSC Industrial Direct Co.,
      Class A    82,300                                                    1,523
      NACCO Industries, Inc., Class A    16,150                              848
      Nordson Corp.    81,000                                              2,046
    o Oceaneering International, Inc.   58,900                             1,329
      Regal Beloit    59,400                                               1,019
      Robbins & Myers, Inc.    35,300                                        607
      Sauer-Danfoss, Inc.    113,400                                       1,027
    o SPS Technologies, Inc.    32,200                                       849
      Standex International Corp.    29,700                                  627
      Steelcase, Inc., Class A    97,200                                     932
      Stewart & Stevenson Services    68,000                                 912
      Tecumseh Products Co., Class A    43,400                             1,746
      Tennant Co.    22,100                                                  730
    o Terex Corp.    106,300                                               1,759
      Trinity Industries, Inc.    103,050                                  1,706
    o Universal Compression
      Holdings, Inc.    73,400                                             1,332
      Watsco, Inc.    60,900                                                 943
      Watts Industries, Inc., Class A    64,500                            1,055
      Woodward Governor Co.    25,800                                        955
    = York International Corp.    95,000                                   2,271
                                                                      ----------
                                                                          63,039


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued


                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Florida East Coast Industries,
      Class A    87,800                                                    2,270
    o Genessee & Wyoming, Inc.,
      Class A    31,900                                                      552
    o Gulfmark Offshore, Inc.    47,000                                      620
    o Kansas City Southern    145,800                                      1,614
      Overseas Shipholding
      Group    82,600                                                      1,554
                                                                      ----------
                                                                           6,610

      REAL PROPERTY  6.5%
      --------------------------------------------------------------------------
      Alexandria Real Estate
      Equities, Inc.    45,600                                             1,929
      AMLI Residential Properties    40,200                                  910
      Anthracite Capital, Inc.    114,200                                  1,353
      Bedford Property Investors    39,200                                 1,045
    = Brandywine Realty Trust    84,600                                    1,887
      Capital Automotive Real Estate
      Investment Trust    66,800                                           1,729
      Capstead Mortgage Corp.    34,200                                      381
    = Chateau Communities, Inc.    70,000                                  1,513
      Colonial Properties Trust    53,600                                  1,823
      Commercial Net Lease Realty    97,300                                1,572
      Cornerstone Realty Income
      Trust, Inc.    118,800                                                 834
      Corporate Office Properties
      Trust SBI    56,400                                                    860
    o Corrections Corp. of America    66,700                               1,417
      Crown American Realty Trust    78,700                                  804
      Eastgroup Properties    37,600                                         977
      Entertainment Properties Trust    40,300                             1,086
      Equity One, Inc.    140,900                                          2,239
      Essex Property Trust, Inc.    42,400                                 2,331
      FelCor Lodging Trust, Inc.    141,000                                1,000
      Gables Residential Trust    57,800                                   1,640
      Getty Realty Corp.    50,600                                         1,006
      Glenborough Realty Trust, Inc.    66,100                             1,096
      Glimcher Realty Trust    82,300                                      1,700
      Great Lakes Real Estate Investment
      Trust    40,700                                                        601
      Home Properties of NY, Inc.    66,300                                2,303
      IMPAC Mortgage Holdings,
      Inc.    116,200                                                      1,548
      Innkeepers USA Trust    92,100                                         694
      Investors Real Estate Trust    78,000                                  764
    o Jones Lang LaSalle, Inc.    73,700                                   1,111
      Keystone Property Trust    52,600                                      905
      Kilroy Realty Corp.    66,600                                        1,653
      Koger Equity, Inc.    52,300                                           837
      Kramont Realty Trust    57,300                                         877
    o La Quinta Corp.    366,600                                           1,243
      LaSalle Hotel Properties    46,000                                     644
      Lexington Corp. Properties
      Trust    71,500                                                      1,233
      LNR Property Corp.    52,600                                         1,853
      Manufactured Home Communities,
      Inc.    52,200                                                       1,672
      Meristar Hospitality Corp.    110,600                                  460
      MFA Mortgage Investments, Inc.    111,100                            1,041
      Mid Atlantic Realty Trust    43,800                                    812
      Mid-America Apartment Communities,
      Inc.    41,800                                                       1,074
      National Health Investors, Inc.    63,400                            1,030
      Nationwide Health Properties,
      Inc.    118,800                                                      1,663
      Newcastle Investment Corp.    57,000                                   993
      Novastar Financial, Inc.    23,700                                   1,018
      Parkway Properties, Inc.    23,100                                     892
      Pennsylvania Real Estate Investment
      Trust    38,800                                                      1,108
      Post Properties, Inc.    88,800                                      2,287
      PS Business Parks, Inc.    51,000                                    1,587
      RAIT Investment Trust    48,600                                      1,093
      RFS Hotel Investors, Inc.    70,000                                    752
      Saul Centers, Inc.    36,000                                           849
      Senior Housing Properties
      Trust    139,500                                                     1,741
      SL Green Realty Corp.    72,700                                      2,343
      Sovran Self Storage, Inc.    30,300                                    890
      Summit Properties, Inc.    65,800                                    1,271
      Sun Communities, Inc.    42,500                                      1,638
      Tanger Factory Outlet Centers    22,200                                715
      Taubman Centers, Inc.    126,300                                     2,211
      The Town & Country Trust    38,000                                     847
    o Trammell Crow Co.    88,800                                            773
      Universal Health Realty Income    27,900                               730


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      US Restaurant Properties, Inc.    48,700                               713
      Ventas, Inc.    190,100                                              2,471
    = Washington Real Estate Investment
      Trust    94,200                                                      2,462
                                                                      ----------
                                                                          84,534

      RETAIL  3.0%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    252,440                                            2,269
    o Alloy, Inc.    97,100                                                  588
    o American Eagle Outfitters, Inc.    170,500                           2,984
    o AnnTaylor Stores Corp.    108,099                                    2,558
      Blockbuster, Inc., Class A    85,400                                 1,527
    o Blue Rhino Corp.    38,400                                             521
      Burlington Coat Factory Warehouse
      Corp.    105,340                                                     1,870
      Casey's General Stores, Inc.    120,000                              1,554
      The Cato Corp., Class A    60,200                                    1,234
    o Central Garden & Pet Co.    42,900                                   1,040
    o Charming Shoppes, Inc.    271,300                                    1,275
    o Cost Plus, Inc.    51,400                                            1,580
    o Duane Reade, Inc.    50,900                                            685
      Fred's, Inc.    61,850                                               2,007
    o Great Atlantic & Pacific Tea Co.    94,600                             577
    o Guitar Center, Inc.    53,600                                        1,241
      Hancock Fabrics, Inc.    42,500                                        663
    o HOT Topic, Inc.    74,249                                            1,815
    o Insight Enterprises, Inc.    97,250                                    733
      Longs Drug Stores Corp.    92,300                                    1,430
    o OfficeMax, Inc.    300,300                                           1,697
      Pep Boys-Manny, Moe & Jack    123,600                                1,058
      Ruddick Corp.    112,400                                             1,496
    o School Specialty, Inc.    43,200                                       802
    o ShopKo Stores, Inc.    71,000                                          854
    o Stage Stores, Inc.    48,100                                         1,006
    o Tractor Supply Co.    42,700                                         1,808
      Weis Markets, Inc.    64,900                                         2,074
    o West Marine, Inc.    47,300                                            773
                                                                      ----------
                                                                          39,719

      STEEL  0.6%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    175,100                                727
      Carpenter Technology Corp.    54,900                                   717
      Gibraltar Steel Corp.    38,900                                        673
    o Maverick Tube Corp.    98,700                                        1,756
      Quanex Corp.    39,200                                               1,127
    o The Shaw Group, Inc.    90,300                                       1,052
    o Steel Dynamics, Inc.    114,800                                      1,389
      Valmont Industries, Inc.    56,600                                   1,093
                                                                      ----------
                                                                           8,534

      TELEPHONE  0.9%
      --------------------------------------------------------------------------
    o Broadwing, Inc.    523,800                                           2,425
    o Commonwealth Telephone
      Enterprises, Inc.    55,600                                          2,210
    o General Communication, Inc.,
      Class A    137,100                                                     849
      Inter-Tel, Inc.    58,600                                              964
    o Interdigital Communications
      Corp.    127,100                                                     2,864
    o Lexar Media, Inc.    128,700                                           624
    o Openwave Systems, Inc.    440,600                                      762
      SureWest Communications    35,300                                      936
                                                                      ----------
                                                                          11,634

      TOBACCO  0.3%
      --------------------------------------------------------------------------
      DIMON, Inc.    109,500                                                 718
      Schweitzer-Mauduit International, Inc.    36,700                       803
    = Universal Corp.    59,300                                            2,316
                                                                      ----------
                                                                           3,837

      TRAVEL & RECREATION  1.4%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.    118,100                                     1,886
    o American Classic Voyages Co.    52,800                                  --
    o Argosy Gaming Co.    69,100                                          1,408
    o Aztar Corp.    87,100                                                1,240
    o Boca Resorts, Inc., Class A    94,200                                1,168
      Callaway Golf Co.    181,800                                         2,533
      Central Parking Corp.    75,400                                        754
    o Choice Hotels International, Inc.    89,200                          2,177
    o Dollar Thrifty Automotive Group,
      Inc.    58,100                                                         953
    o Multimedia Games, Inc.    31,500                                       794
    o Prime Hospitality Corp.    86,100                                      573
    o Scientific Games Corp., Class A    143,500                             936


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o Shuffle Master, Inc.    40,600                                         930
    o Six Flags, Inc.    223,200                                           1,312
    o Vail Resorts, Inc.    65,100                                           781
    o WMS Industries, Inc.    73,200                                         987
                                                                      ----------
                                                                          18,432

      TRUCKING & FREIGHT  1.1%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    58,900                                        1,493
    o Forward Air Corp.    50,600                                          1,273
    o Kirby Corp.    56,900                                                1,488
    o Knight Transportation, Inc.    89,200                                2,150
    o Landstar Systems, Inc.    36,900                                     2,293
    o PAM Transportation Services,
      Inc.    24,700                                                         587
      Roadway Corp.    45,600                                              1,690
      USFreightways Corp.    64,200                                        1,830
    o Yellow Corp.    70,200                                               1,874
                                                                      ----------
                                                                          14,678

      UTILITIES: ELECTRIC & GAS  3.6%
      --------------------------------------------------------------------------
      Allegheny Energy, Inc.    301,700                                    2,504
      American States Water Co.    35,250                                    911
      Aquila, Inc.    436,100                                              1,212
      Avista Corp.    115,300                                              1,364
      Black Hills Corp.    66,100                                          1,883
      California Water Service Group    36,300                               993
      CH Energy Group, Inc.    37,700                                      1,585
      Cleco Corp.    113,000                                               1,695
  (2) Dynegy, Inc., Class A    886,600                                     3,901
    o El Paso Electric Co.    120,000                                      1,361
      The Empire District Electric Co.    53,400                           1,051
    = Energen Corp.    83,100                                              2,726
      Idacorp, Inc.    91,100                                              2,331
      MGE Energy, Inc.    40,900                                           1,182
 o(9) Mirant Corp.    964,200                                              3,192
      New Jersey Resources Corp.    64,100                                 2,195
      Northwest Natural Gas Co.    60,800                                  1,570
      NUI Corp.    38,800                                                    546
      Otter Tail Corp.    60,800                                           1,666
      PNM Resources, Inc.    94,200                                        2,090
    o Sierra Pacific Resources    224,600                                    829
      South Jersey Industries    29,900                                    1,046
    o Southern Union Co.    134,570                                        1,877
      Southwest Gas Corp.    79,600                                        1,652
      UIL Holdings Corp.    33,600                                         1,213
      Unisource Energy Corp.    80,580                                     1,437
    = Westar Energy, Inc.    171,600                                       2,413
                                                                      ----------
                                                                          46,425

      SECURITY                                           FACE VALUE
       RATE, MATURITY DATE                               ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.0% of investments

    = U.S. Treasury Bills,
         1.10%-1.13%, 06/19/03                               115             115

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $8,369 of securities of loan)                         $ 1,305,683 a
Collateral held for securities on loan                                    8,674
Receivables:
   Fund shares sold                                                         406
   Dividends                                                                832
   Investments sold                                                       6,038
   Due from brokers for futures                                               8
   Income from lending securities                                            24
Prepaid expenses                                                 +           20
                                                                 ---------------
TOTAL ASSETS                                                          1,321,685

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                    8,674
Borrowing from custodian                                                  2,616
Payables:
   Fund shares redeemed                                                   3,229
   Investment adviser and administrator fees                                 44
   Transfer agent and shareholder service fees                               24
Accrued expenses                                                 +          226
                                                                 ---------------
TOTAL LIABILITIES                                                        14,813

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,321,685
TOTAL LIABILITIES                                                -       14,813
                                                                 ---------------
NET ASSETS                                                          $ 1,306,872

NET ASSETS BY SOURCE
Capital received from investors                                       1,685,536
Net investment income not yet distributed                                 2,135
Net realized capital losses                                           (281,914)
Net unrealized capital losses                                          (98,885) b

NET ASSET VALUE (NAV)

                                                  SHARES
SHARE CLASS                NET ASSETS   /    OUTSTANDING   =      NAV
Investor Shares            $  693,202             50,144       $13.82
Select Shares(R)           $  613,670             44,355       $13.84

a The fund paid $1,404,677 for these securities. Not counting short-term obligations and government securities, the fund paid $441,956 for securities during the report period and received $555,136 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had five open Russell 2000 futures contracts due to expire on June 19, 2003, with a contract value of $997 and unrealized gains of $109.

FEDERAL TAX DATA
-----------------------------------------------------------------

PORTFOLIO COST                                       $  1,408,727
NET UNREALIZED GAINS AND LOSSES:
Gains                                                $    167,672
Losses                                           +       (270,716)
                                                 -----------------
                                                        ($103,044)

AS OF OCTOBER 31, 2002:

NET UNDISTRIBUTED EARNINGS:
Ordinary income $11,077
Long-term capital gains                              $        --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                     Loss amount
  2010                                               $     86,072


                                                            See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $     8,444 a
Interest                                                                      7
Lending of securities                                            +          259
                                                                 ---------------
TOTAL INVESTMENT INCOME                                                   8,710

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                (187,880)
Net realized losses on futures contracts                         +         (343)
                                                                 ---------------
NET REALIZED LOSSES                                                    (188,223)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     249,412
Net unrealized gains on futures contracts                        +           93
                                                                 ---------------
NET UNREALIZED GAINS                                                    249,505

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,923 b
Transfer agent and shareholder service fees:
   Investor Shares                                                          854 c
   Select Shares(R)                                                         301 c
Trustees' fees                                                                6 d
Custodian fees                                                               73
Portfolio accounting fees                                                   104
Professional fees                                                            19
Registration fees                                                            29
Shareholder reports                                                         104
Interest expense                                                             11
Other expenses                                                   +            9
                                                                 ---------------
Total expenses                                                            3,433
Expense reduction                                                -          447 e
                                                                 ---------------
NET EXPENSES                                                              2,986

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   8,710
NET EXPENSES                                                     -        2,986
                                                                 ---------------
NET INVESTMENT INCOME                                                     5,724
NET REALIZED LOSSES                                                    (188,223) f
NET UNREALIZED GAINS                                             +      249,505 f
                                                                 ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $    67,006

a An additional $3 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $325 from the investment adviser (CSIM) and $122 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, as follows:

                         % OF AVERAGE
  SHARE CLASS          DAILY NET ASSETS
---------------------------------------
  Investor Shares            0.60
  Select Shares              0.42

  Prior to March 1, 2003, these limits were 0.49% and 0.38% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $61,282.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/02-4/30/03     11/1/01-10/31/02
Net investment income                      $         5,724     $         13,371
Net realized losses                               (188,223)             (78,341)
Net unrealized gains or losses             +       249,505             (171,545)
                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
   FROM OPERATIONS                                  67,006             (236,515)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      7,508                4,403
Select Shares(R)                           +         7,345                4,635
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          14,853                9,038
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                         --               29,754
Select Shares                              +            --               26,290
                                           -------------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS             --               56,044

TOTAL DISTRIBUTIONS                             $   14,853          $    65,082 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/02-4/30/03            11/1/01-10/31/02
                             QUANTITY         VALUE      QUANTITY         VALUE
SHARES SOLD
Investor Shares                 2,571     $  33,833        14,769     $ 243,412
Select Shares               +   3,375        43,720        14,560       231,836
                            ----------------------------------------------------
TOTAL SHARES SOLD               5,946     $  77,553        29,329     $ 475,248

SHARES REINVESTED
Investor Shares                   552     $   7,508         1,919     $  32,335
Select Shares               +     540         7,345         1,710        28,842
                            ----------------------------------------------------
TOTAL SHARES REINVESTED         1,092     $  14,853         3,629     $  61,177

SHARES REDEEMED
Investor Shares                (7,408)     ($96,837)      (12,547)    ($192,562)
Select Shares               +  (7,579)     (100,795)      (13,662)     (212,752)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED         (14,987)    ($197,632)      (26,209)    ($405,314) b

NET INCREASE OR DECREASE       (7,949)    ($105,226)        6,749     $ 131,111

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/02-4/30/03            11/1/01-10/31/02
                               SHARES    NET ASSETS       SHARES     NET ASSETS
Beginning of period           102,448    $1,359,945        95,699    $1,530,431
Total increase or
  decrease                  +  (7,949)      (53,073)        6,749      (170,486) c
                            ----------------------------------------------------
END OF PERIOD                  94,499    $1,306,872       102,448    $1,359,945 d

a The tax-basis components of distributions paid for the prior period are:

Ordinary Income                                $ 9,038
Long-term capital gains                        $56,044

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares                              $ 24
  Select Shares                           +      15
                                          ---------
  TOTAL                                        $ 39

  PRIOR PERIOD
  Investor Shares                               $128
  Select Shares                            +      65
                                           ---------
  TOTAL                                         $193

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $2,135 and $11,264 for the current period and the prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                          6.9%
  Growth Portfolio                              7.8%
  Balanced Portfolio                            5.4%
  Conservative Portfolio                        2.1%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                           0.3%


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PERFORMANCE as of 4/30/03: Investor Shares

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Investor Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                            INVESTOR SHARES        WILSHIRE 5000 TOTAL MARKET INDEX        CATEGORY AVERAGE
6 MONTHS                         4.49%                         5.02%                             3.31%
1 YEAR                         -13.73%                       -13.59%                           -14.72%
SINCE INCEPTION:6/1/99          -6.58%                        -6.60%                             n/a

                                                      6 MONTHS                                         1 YEAR
                                                      --------                                         ------
TOTAL RETURNS AFTER TAX                INVESTOR SHARES         CATEGORY AVERAGE        INVESTOR SHARES         CATEGORY AVERAGE
-------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          4.02%                   1.05%                  -14.11%                  -16.49%
-------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         2.78%                   0.75%                   -8.58%                  -10.00%
-------------------------------------------------------------------------------------------------------------------------------

                                                   SINCE INCEPTION
                                                   ---------------
TOTAL RETURNS AFTER TAX                INVESTOR SHARES         CATEGORY AVERAGE
-------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         -6.88%                    --
-------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        -5.28%                    --
-------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the Wilshire 5000 Total Market Index.

  $7,656 INVESTOR SHARES
  $7,649 WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

               Investor      Wilshire
                 Shares      5000 Index
   1-Jun-99       10000        10000
     Jun-99       10515        10518
     Jul-99       10165        10180
     Aug-99       10070        10086
     Sep-99        9820         9822
     Oct-99       10435        10447
     Nov-99       10790        10797
     Dec-99       11605        11617
     Jan-00       11108        11135
     Feb-00       11374        11384
     Mar-00       12022        12060
     Apr-00       11399        11432
     May-00       11012        11033
     Jun-00       11484        11519
     Jul-00       11258        11284
     Aug-00       12077        12104
     Sep-00       11520        11538
     Oct-00       11294        11294
     Nov-00       10179        10170
     Dec-00       10371        10351
     Jan-01       10746        10748
     Feb-01        9724         9729
     Mar-01        9066         9074
     Apr-01        9815         9821
     May-01        9911         9919
     Jun-01        9754         9752
     Jul-01        9587         9591
     Aug-01        9010         9011
     Sep-01        8206         8202
     Oct-01        8408         8410
     Nov-01        9046         9054
     Dec-01        9211         9217
     Jan-02        9093         9102
     Feb-02        8915         8915
     Mar-02        9308         9305
     Apr-02        8874         8851
     May-02        8766         8747
     Jun-02        8169         8132
     Jul-02        7516         7476
     Aug-02        7567         7520
     Sep-02        6816         6765
     Oct-02        7327         7283
     Nov-02        7740         7722
     Dec-02        7320         7294
     Jan-03        7139         7111
     Feb-03        7010         6990
     Mar-03        7098         7069
  30-Apr-03        7656         7649

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month and one-year periods was 1,410 and 1,362, respectively. These funds may or may not use tax-efficient strategies.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Select Shares(R)

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                            SELECT SHARES          WILSHIRE 5000 TOTAL MARKET INDEX        CATEGORY AVERAGE
6 MONTHS                        4.61%                          5.02%                             3.31%
1 YEAR                        -13.56%                        -13.59%                           -14.72%
SINCE INCEPTION:6/1/99         -6.45%                         -6.60%                             n/a

                                                  6 MONTHS                              1 YEAR
                                                  --------                              ------
TOTAL RETURNS AFTER TAX                SELECT SHARES    CATEGORY AVERAGE    SELECT SHARES    CATEGORY AVERAGE
-------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         4.09%             1.05%             -13.98%           -16.49%
-------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        2.85%             0.75%             -8.48%            -10.00%
-------------------------------------------------------------------------------------------------------------

                                                   SINCE INCEPTION
                                                   ---------------
TOTAL RETURNS AFTER TAX                    SELECT SHARES    CATEGORY AVERAGE
----------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)             -6.79%              --
----------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)            -5.20%              --
----------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in the Wilshire 5000 Total Market Index.

  $38,485 SELECT SHARES
  $38,245 WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                 Select           Wilshire
                 Shares          5000 Index
  1-Jun-99        50000            50000
    Jun-99        52600            52590
    Jul-99        50850            50902
    Aug-99        50350            50428
    Sep-99        49125            49112
    Oct-99        52225            52236
    Nov-99        53975            53986
    Dec-99        58065            58083
    Jan-00        55605            55673
    Feb-00        56935            56920
    Mar-00        60150            60301
    Apr-00        57060            57159
    May-00        55130            55164
    Jun-00        57515            57597
    Jul-00        56385            56422
    Aug-00        60480            60518
    Sep-00        57715            57692
    Oct-00        56560            56469
    Nov-00        51010            50850
    Dec-00        51975            51755
    Jan-01        53850            53738
    Feb-01        48730            48643
    Mar-01        45435            45370
    Apr-01        49185            49104
    May-01        49695            49595
    Jun-01        48910            48761
    Jul-01        48070            47957
    Aug-01        45185            45055
    Sep-01        41155            41009
    Oct-01        42190            42051
    Nov-01        45385            45268
    Dec-01        46210            46083
    Jan-02        45645            45511
    Feb-02        44725            44574
    Mar-02        46720            46526
    Apr-02        44520            44256
    May-02        44010            43734
    Jun-02        41015            40659
    Jul-02        37735            37378
    Aug-02        37990            37598
    Sep-02        34230            33827
    Oct-02        36790            36415
    Nov-02        38860            38611
    Dec-02        36775            36472
    Jan-03        35865            35553
    Feb-03        35245            34952
    Mar-03        35660            35347
 30-Apr-03        38485            38245

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month and one-year periods was 1,410 and 1,362, respectively. These funds may or may not use tax-efficient strategies.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


                                                       Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                             INVESTMENT STYLE
MARKET CAP               Value    Blend    Growth
  Large                   / /      /X/      / /
  Medium                  / /      / /      / /
  Small                   / /      / /      / /

STATISTICS

NUMBER OF HOLDINGS                            3,156
----------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)          $ 25,962
----------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                     23.8
----------------------------------------------------
PRICE/BOOK RATIO (P/B)                          4.2
----------------------------------------------------
PORTFOLIO TURNOVER RATE 2                         1%
----------------------------------------------------
EXPENSE RATIO 3
 Investor Shares                               0.58%
 Select Shares(R)                              0.39%
----------------------------------------------------

TOP HOLDINGS 4

                                               % OF
SECURITY                                    INVESTMENTS
-------------------------------------------------------
 (1) GENERAL ELECTRIC CO.                       2.7%
-------------------------------------------------------
 (2) MICROSOFT CORP.                            2.5%
-------------------------------------------------------
 (3) WAL-MART STORES, INC.                      2.3%
-------------------------------------------------------
 (4) PFIZER, INC.                               2.2%
-------------------------------------------------------
 (5) EXXON MOBIL CORP.                          2.2%
-------------------------------------------------------
 (6) CITIGROUP, INC.                            1.9%
-------------------------------------------------------
 (7) JOHNSON & JOHNSON                          1.6%
-------------------------------------------------------
 (8) AMERICAN INTERNATIONAL GROUP, INC.         1.3%
-------------------------------------------------------
 (9) INTERNATIONAL BUSINESS MACHINES CORP.      1.3%
-------------------------------------------------------
(10) MERCK & CO., INC.                          1.2%
-------------------------------------------------------
     TOTAL                                     19.2%

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

13.6%   HEALTHCARE/DRUGS & MEDICINE
 8.1%   BUSINESS MACHINES & SOFTWARE
 7.8%   BANKS
 7.7%   MISCELLANEOUS FINANCE
 6.2%   RETAIL
 4.7%   INSURANCE
 4.6%   BUSINESS SERVICES
 4.6%   PRODUCER GOODS & MANUFACTURING
 4.5%   ELECTRONICS
38.2%   OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes, and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


Schwab Equity Index Funds

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                       11/1/02-   11/1/01-   11/1/00-  11/1/99-   6/1/99 1-
INVESTOR SHARES                                         4/30/03   10/31/02   10/31/01  10/31/00   10/31/99
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  14.35       16.62      22.49     20.87      20.00
                                                       ---------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.08        0.16       0.15      0.16       0.07
  Net realized and unrealized gains or losses            0.56       (2.27)     (5.87)     1.56       0.80
                                                       ---------------------------------------------------
  Total income or loss from investment operations        0.64       (2.11)     (5.72)     1.72       0.87
Less distributions:
  Dividends from net investment income                  (0.17)      (0.16)     (0.15)    (0.10)        --
                                                       ---------------------------------------------------
Net asset value at end of period                        14.82       14.35      16.62     22.49      20.87
                                                       ---------------------------------------------------
Total return (%)                                         4.49 2    (12.86)    (25.55)     8.23       4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.46 3      0.40       0.40      0.40 4     0.40 3
Expense reductions reflected in above ratio              0.15 3      0.22       0.25      0.26       0.51 3
Ratio of net investment income to
  average net assets                                     1.27 3      1.11       0.94      0.76       0.92 3
Portfolio turnover rate                                     1 2         2          2         2          1 2
Net assets, end of period ($ x 1,000,000)                 344         263        224       218        136

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

                                                       11/1/02-   11/1/01-   11/1/00-  11/1/99-   6/1/99 1-
SELECT SHARES(R)                                        4/30/03   10/31/02   10/31/01  10/31/00   10/31/99
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  14.37       16.65      22.52     20.89      20.00
                                                       ---------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.10        0.19       0.18      0.17       0.07
  Net realized and unrealized gains or losses            0.56       (2.29)     (5.87)     1.56       0.82
                                                       ---------------------------------------------------
  Total income or loss from investment operations        0.66       (2.10)     (5.69)     1.73       0.89
Less distributions:
  Dividends from net investment income                  (0.19)      (0.18)     (0.18)    (0.10)        --
                                                       ---------------------------------------------------
Net asset value at end of period                        14.84       14.37      16.65     22.52      20.89
                                                       ---------------------------------------------------
Total return (%)                                         4.61 2    (12.81)    (25.40)     8.30       4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.31 3      0.27       0.27      0.27 4     0.27 3
Expense reductions reflected in above ratio              0.15 3      0.20       0.23      0.24       0.47 3
Ratio of net investment income to
  average net assets                                     1.43 3      1.24       1.07      0.89       1.05 3
Portfolio turnover rate                                     1 2         2          2         2          1 2
Net assets, end of period ($ x 1,000,000)                 332         264        257       262        149

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 O  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 ~  Security is valued at fair value (see Accounting Policies)

                                                    COST      MARKET VALUE
      HOLDINGS BY CATEGORY                       ($x1,000)     ($x1,000)
      --------------------------------------------------------------------
       98.6% COMMON STOCK                         818,295          667,610
        1.3% SHORT-TERM INVESTMENT                  9,093            9,093
        0.1% U.S. TREASURY OBLIGATION                 529              529
        0.0% PREFERRED STOCK                            4                4
        0.0% CONVERTIBLE BONDS                         --                2
        0.0% RIGHTS                                   120                1
        0.0% WARRANTS                                  --               --
      --------------------------------------------------------------------
      100.0% TOTAL INVESTMENTS                    828,041          677,239

                                                                MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
      COMMON STOCK 98.6% of investments

      AEROSPACE / DEFENSE 1.3%
      ---------------------------------------------------------------------
    o Aerosonic Corp.    1,000                                           10
    o The Allied Defense Group, Inc.    500                               8
    o BE Aerospace, Inc.    1,100                                         2
      The Boeing Co.    51,300                                        1,399
      Crane Co.    3,000                                                 59
      Curtiss-Wright Corp.    400                                        24
    o DRS Technologies, Inc.    1,200                                    34
    o Ducommun, Inc.    4,300                                            52
      EDO Corp.    900                                                   17
      Engineered Support Systems, Inc.    1,650                          57
    o EnPro Industries, Inc.    920                                       6
    o ESCO Technologies, Inc.    1,400                                   55
    o The Fairchild Corp., Class A     3,100                             15
      GenCorp Inc.    2,500                                              19
      General Dynamics Corp.    8,900                                   552
      Goodrich Corp.    11,204                                          158
      Heico Corp., Class A    2,260                                      14
    o Integrated Defense Technologies, Inc.    900                       13
      Kaman Corp., Class A    1,300                                      13
    o Kellstrom Industries, Inc.    600                                  --
    o KVH Industries, Inc.    1,300                                      20
      Lockheed Martin Corp.    28,552                                 1,429
    o Moog, Inc., Class A    2,350                                       75
      Northrop Grumman Corp.    7,816                                   687
    o Orbital Sciences Corp.    2,600                                    15
      Raytheon Co.    26,400                                            790
      Rockwell Automation, Inc.    13,200                               301
      Rockwell Collins, Inc.    13,100                                  280
    o SatCon Technology Corp.    900                                      1
    o Sequa Corp., Class A    2,800                                      86
    o Teledyne Technologies, Inc.    12,157                             171
      Textron, Inc.    8,300                                            245
    o Transtechnology Corp.    500                                        2
    o Trimble Navigation Ltd.    3,800                                   96
    o Triumph Group, Inc.    1,200                                       32
      United Technologies Corp.    32,534                             2,011
    o Veeco Instruments, Inc.    1,000                                   16
    o Veridian Corp.    1,500                                            28
                                                                 ----------
                                                                      8,792

      AIR TRANSPORTATION 0.4%
      ---------------------------------------------------------------------
      Airborne, Inc.    2,600                                            52
    o Alaska Air Group, Inc.    8,600                                   153
    o ATA Holdings Corp.    1,200                                         5
    o Atlantic Coast Airlines Holdings, Inc.    1,600                    13
    o Continental Airlines, Inc., Class B    2,000                       18
      Delta Air Lines, Inc.    5,400                                     69
    o EGL, Inc.    1,650                                                 26
    o ExpressJet Holdings, Inc.    3,000                                 35
      FedEx Corp.    28,263                                           1,692


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                              ($ x 1,000)
    o Hawk Corp., Class A    1,800                                        5
    o JetBlue Airways Corp.    3,650                                    115
    o Mesa Air Group, Inc.    1,300                                       7
    o Mesaba Holdings, Inc.    1,100                                      7
    o Northwest Airlines Corp., Class A    3,500                         29
      SkyWest, Inc.    2,000                                             26
      Southwest Airlines Co.    32,925                                  525
    o Timco Aviation Services, Inc.    80                                --
                                                                 ----------
                                                                      2,777

      ALCOHOLIC BEVERAGES  0.5%
      ---------------------------------------------------------------------
      Adolph Coors Co., Class B    1,300                                 70
      Anheuser-Busch Cos., Inc.    54,500                             2,718
      Brown-Forman Corp., Class B    3,706                              284
    o Constellation Brands, Inc., Class A    8,800                      236
                                                                 ----------
                                                                      3,308

      APPAREL 0.8%
      ---------------------------------------------------------------------
    o Abercrombie & Fitch Co., Class A    8,300                         273
      Brown Shoe Co., Inc.    3,300                                      96
    o The Buckle, Inc.    1,000                                          18
    o Casual Male Corp.    1,100                                         --
    o Chico's FAS, Inc.    3,150                                         77
    o The Children's Place Retail Stores, Inc.    1,800                  27
    o Christopher & Banks Corp.    7,300                                184
    o Coach, Inc.     4,002                                             174
    o Columbia Sportswear Co.    1,850                                   89
    o The Dress Barn, Inc.    5,500                                      83
    o Finlay Enterprises, Inc.    1,000                                  13
      Foot Locker, Inc.    5,900                                         65
    o Footstar, Inc.     600                                              6
    o Genesco, Inc.     1,300                                            19
    o Guess?, Inc.     2,700                                             11
    o The Gymboree Corp.    3,100                                        52
      Haggar Corp.    1,200                                              12
    o Hampshire Group Ltd.    1,000                                      30
    o Jo-Ann Stores, Inc., Class A    3,300                              86
    o Jones Apparel Group, Inc.    12,156                               347
      K-Swiss, Inc., Class A     1,200                                   36
      Kellwood Co.    2,900                                              86
    o Kenneth Cole Productions, Inc., Class A     3,100                  71
      Liz Claiborne, Inc.    18,600                                     605
    o Maxwell Shoe Co., Inc., Class A    1,000                           12
    o The Men's Wearhouse, Inc.    2,400                                 40
      Nike, Inc., Class B     20,700                                  1,108
      Oshkosh B'Gosh, Inc., Class A     1,200                            36
      Oxford Industries, Inc.    2,500                                   84
    o Pacific Sunwear of California    4,750                            108
      Phillips-Van Heusen Corp.    1,800                                 24
    o Polo Ralph Lauren Corp.    3,500                                   82
    o Quiksilver, Inc.    1,000                                          33
    o Reebok International Ltd.    8,000                                248
      Russell Corp.    2,600                                             50
    o Saucony, Inc., Class B     1,900                                   22
    o Shoe Carnival, Inc.    1,200                                       17
    o Skechers USA, Inc., Class A    6,500                               44
    o Steven Madden Ltd.    1,800                                        32
      Stride Rite Corp.    2,900                                         26
      Superior Uniform Group, Inc.    1,600                              18
      Talbots, Inc.    2,700                                             77
    o Tandy Brands Accessories, Inc.    1,000                            10
    o Tarrant Apparel Group    1,700                                      7
    o Timberland Co., Class A    1,400                                   70
    o Too, Inc.    1,742                                                 32
    o Unifi, Inc.    1,900                                               11
    o Urban Outfitters, Inc.    1,600                                    48
      VF Corp.    15,000                                                590
    o The Wet Seal, Inc., Class A    3,075                               31
      Wolverine World Wide, Inc.    5,200                                96
                                                                 ----------
                                                                      5,416

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.4%
      ---------------------------------------------------------------------
      A.O. Smith Corp., Class B    1,300                                 39
      Aaron Rents, Inc., Class A    1,100                                23
    o Advance Auto Parts, Inc.    1,680                                  84
    o Aftermarket Technology Corp.    4,300                              46
    o American Axle & Manufacturing  Holdings, Inc.    2,300             57
    o ANC Rental Corp.    3,037                                          --


See financial notes.

                                                                  MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      ArvinMeritor, Inc.    14,800                                       234
    o Asbury Automotive Group,
      Inc.    1,600                                                       15
    o Autonation, Inc.    21,600                                         299
      Bandag, Inc.    3,200                                              112
      BorgWarner, Inc.    2,700                                          158
      Carlisle Cos., Inc.    3,600                                       163
    o Carmax, Inc.    3,923                                               83
      Cascade Corp.    4,400                                              67
      Clarcor, Inc.    1,200                                              45
    o Collins & Aikman Corp.    1,400                                      6
      Cooper Tire & Rubber Co.    6,400                                   90
    o Copart, Inc.    4,050                                               34
      Cummins, Inc.    1,400                                              38
      Dana Corp.    40,800                                               379
      Danaher Corp.    9,500                                             655
      Delphi Corp.    26,600                                             223
      Donaldson Co., Inc.    1,900                                        76
    o Dura Automotive Systems, Inc.,
      Class A    12,100                                                   97
      Eaton Corp.    6,300                                               517
      Federal Screw Works    250                                           9
      Ford Motor Co.    110,536                                        1,139
      General Motors Corp.    26,386                                     951
    o General Motors Corp., Class H    57,682                            681
      Genuine Parts Co.    8,000                                         256
      Goodyear Tire & Rubber Co.    6,500                                 37
    o Group 1 Automotive, Inc.    1,400                                   39
      Harley-Davidson, Inc.    18,500                                    822
    o Hayes Lemmerz International, Inc.      700                          --
    o Keystone Automotive Industries, Inc.     5,500                     101
    o Lear Corp.    5,800                                                230
    o Lithia Motors, Inc., Class A    700                                  9
      Magna International, Inc., Class A    459                           27
      Mcgrath Rentcorp    800                                             20
    o Midas, Inc.    1,300                                                10
      Modine Manufacturing Co.    3,700                                   75
    o Monaco Coach Corp.    1,200                                         16
    o Monro Muffler Brake, Inc.    700                                    16
      Myers Industries, Inc.    2,346                                     24
    o NationsRent, Inc.    2,000                                          --
    o Navistar International Corp.    1,900                               53
    o O'Reilly Automotive, Inc.    2,200                                  65
      Oshkosh Truck Corp.    2,250                                       126
      Polaris Industries, Inc.    1,600                                   85
    o Rent-Way, Inc.    3,200                                             14
    o Rush Enterprises, Inc., Class A    500                               2
    o Rush Enterprises, Inc., Class B    500                               2
    o Sonic Automotive, Inc.    1,400                                     24
    o SPX Corp.    8,610                                                 291
      Standard Motor Products, Inc.    2,000                              23
    o Stoneridge, Inc.    1,700                                           18
    o Strattec Security Corp.    1,500                                    75
      Superior Industries
      International, Inc.    800                                          32
    o TBC Corp.    5,300                                                  85
    o Tenneco Automotive, Inc.    1,980                                    8
      Thor Industries, Inc.    1,000                                      32
      Titan International, Inc.    800                                     1
    o Tower Automotive, Inc.    2,300                                      6
    o United Auto Group, Inc.    1,000                                    17
    o United Rentals, Inc.    3,400                                       35
      Visteon Corp.    5,451                                              38
      Winnebago Industries, Inc.    6,300                                233
                                                                  ----------
                                                                       9,267

      BANKS 7.8%
      ----------------------------------------------------------------------
      ABC Bancorp    1,500                                                21
      Abigail Adams National Bancorp    500                                8
      Albama National Bancorp    1,600                                    74
      AmSouth Bancorp.    21,803                                         459
      Anchor Bancorp Wisconsin, Inc.    3,100                             72
      Arrow Financial Corp.    771                                        22
      Associated Banc-Corp.    4,146                                     145
      BancFirst Corp.    500                                              25
      Bancorpsouth, Inc.    4,612                                         93
      Bank Mutual Corp.    1,000                                          30
      Bank of America Corp.    95,200                                  7,050
      Bank of Hawaii Corp.    3,500                                      115
      The Bank of New York Co., Inc.    41,800                         1,106
      Bank One Corp.    72,200                                         2,603
      BankAtlantic Bancorp, Inc., Class A    2,200                        25


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                              ($ x 1,000)
      Banknorth Group, Inc.    6,974                                    167
      Bay State Bancorp, Inc.    1,000                                   26
      BB&T Corp.    21,888                                              714
      Berkshire Bancorp, Inc.    1,200                                   40
      Boston Private Financial
      Holdings, Inc.    2,129                                            40
      Brookline Bancorp, Inc.    2,405                                   32
      Bryn Mawr Bank Corp.    700                                        25
      BSB Bancorp, Inc.    900                                           22
      Camden National Corp.    700                                       18
      Capital City Bank Group, Inc.    1,200                             46
    o Capital Crossing Bank    1,000                                     29
      Capitol Bancorp Ltd.    1,500                                      32
      Capitol Federal Financial    4,420                                138
      Cascade Bancorp    2,124                                           34
      Cavalry Bancorp, Inc.    500                                        8
      CCBT Financial Cos., Inc.    200                                    5
    o Central Coast Bancorp    1,331                                     23
      Century Bancorp, Inc., Class A    800                              21
      Charter Financial Corp.    900                                     28
      Chemical Financial Corp.    1,318                                  39
      Chesterfield Financial Corp.    1,500                              31
      Chittenden Corp.    1,818                                          49
      Citizens Banking Corp.    2,090                                    48
      Citizens First Bancorp, Inc.    700                                15
      Citizens South Banking Corp.    1,000                              13
      City Holding Co.    1,800                                          51
      City National Corp.    3,100                                      128
      The Colonial BancGroup, Inc.    4,600                              59
      Columbia Bancorp    700                                            18
    o Columbia Banking Systems, Inc.    1,859                            29
      Comerica, Inc.    8,396                                           365
      Commerce Bancorp, Inc. N.J.    3,060                              124
      Commerce Bancshares, Inc.    11,518                               436
    o The Commercial Capital Bancorp,
      Inc.    4,000                                                      52
      Community Bank System, Inc.    700                                 24
      Community First Bankshares, Inc.    2,000                          54
      Community Trust Bancorp, Inc.    2,056                             55
      Compass Bancshares, Inc.    11,400                                384
      Connecticut Bancshares, Inc.    700                                30
      Corus Bankshares, Inc.    500                                      22
      Cullen/Frost Bankers, Inc.    3,300                               108
      Dime Community Bancshares    2,250                                 52
      Doral Financial Corp.    4,600                                    184
      East-West Bancorp, Inc.    1,300                                   44
      Exchange National Bancshares, Inc.    500                          25
      F&M Bancorp/Frederick MD    1,000                                  48
      Fidelity Bankshares, Inc.    1,933                                 41
      Fifth Third Bancorp    34,488                                   1,700
      First Bancorp Puerto Rico    2,100                                 65
      First Busey Corp., Class A    1,000                                24
      First Charter Corp.    3,500                                       61
      First Citizens BancShares, Inc.,
      Class A    300                                                     29
      First Commonwealth Financial
      Corp.    2,100                                                     25
      First Essex Bancorp, Inc.    700                                   24
      First Federal Capital Corp.    2,500                               47
      First Financial Bancorp    1,839                                   29
      First Financial Bancshares, Inc.    1,200                          48
      First M & F Corp.    1,000                                         38
      First Merchants Corp.    992                                       24
      First Midwest Bancorp, Inc.    3,125                               87
      First Oak Brook Bancshares, Inc.    1,000                          31
      First of Long Island Corp.    2,000                                68
      First Place Financial Corp.    2,900                               46
    o First Republic Bank    1,300                                       33
      First Tennessee National Corp.    10,800                          473
      First United Corp.    2,200                                        51
      First Virginia Banks, Inc.    7,300                               298
      Firstfed America Bancorp, Inc.    1,000                            31
    o FirstFed Financial Corp.    2,900                                  94
      FirstMerit Corp.    4,800                                          98
      FleetBoston Financial Corp.    65,777                           1,744
      FNB Corp.    2,514                                                 76
      Franklin Financial Corp.    700                                    21
      Frontier Financial Corp.    700                                    19
      Fulton Financial Corp.    5,150                                   103
      GA Financial, Inc.    1,100                                        29
      GBC Bancorp California    600                                      16
      Gold Banc Corp., Inc.    1,400                                     12
      Golden West Financial Corp.    9,400                              709


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      Great Southern Bancorp, Inc.    700                          27
      GreenPoint Financial Corp.    6,100                         291
      Hancock Holding Co.    1,050                                 48
      Harbor Florida Bancshares, Inc.    1,100                     29
      Harleysville National Corp.    882                           23
      Hibernia Corp., Class A    16,900                           306
      Home Federal Bancorp    800                                  20
      Horizon Financial Corp.    2,156                             34
    * HSBC Holdings PLC    13,001                                 711
      Hudson City Bancorp, Inc.    19,100                         443
      Hudson United Bancorp    5,740                              191
      Huntington Bancshares, Inc.    13,290                       259
      Independence Community Bank
      Corp.    3,600                                               94
      Independent Bank Corp.    1,000                              20
      Integra Bank Corp.    1,225                                  21
      Interchange Financial Services
      Corp.    1,050                                               19
      Irwin Financial Corp.    3,700                               88
      J.P. Morgan Chase & Co.    121,780                        3,574
      KeyCorp, Inc.    18,500                                     446
      Lakeland Financial Corp.    1,100                            29
      M&T Bank Corp.    6,962                                     588
      MAF Bancorp., Inc.    3,200                                 108
      Main Street Banks, Inc.    1,000                             21
      MainSource Financial Group,
      Inc.    1,000                                                24
      Marshall & Ilsley Corp.    12,450                           366
      MASSBANK Corp.    1,500                                      46
      Mellon Financial Corp.    20,800                            550
      Mercantile Bankshares Corp.    4,400                        169
      Merchants Bancshares, Inc.    750                            18
      Mid-State Bancshares    3,500                                64
      Midwest Banc Holdings, Inc.    1,300                         23
      Nara Bancorp, Inc.    2,000                                  29
      National City Corp.    39,000                             1,168
      National Commerce Financial
      Corp.    11,650                                             237
      National Penn Bancshares, Inc.    3,244                      96
      NBT Bancorp., Inc.    1,400                                  25
      Net.B@nk, Inc.    3,300                                      33
      New York Community Bancorp.,
      Inc.    5,277                                               183
      NewMil Bancorp, Inc.    1,000                                23
      North Fork Bancorp., Inc.    7,300                          236
      North Valley Bancorp    1,000                                22
      Northern Trust Corp.    9,800                               344
      OceanFirst Financial Corp.    1,050                          23
      Old National Bancorp    3,283                                72
      Omega Financial Corp.    1,000                               35
      Oriental Financial Group    1,375                            34
      Pacific Crest Capital, Inc.    1,000                         19
      Pacific Northwest Bancorp    1,000                           28
      Park National Corp.    805                                   79
      Partners Trust Financial Group,
      Inc.    5,000                                                98
      Patriot Bank Corp.    550                                    10
      Pennfed Finance Services, Inc.    2,000                      54
      Peoples Bank-Bridgeport    2,500                             66
      PFF Bancorp, Inc.    800                                     27
      PNC Financial Services Group,
      Inc.    15,700                                              689
      Popular, Inc.    13,400                                     490
      Port Financial Corp.    1,500                                81
      Progress Financial Corp.    1,365                            19
      Prosperity Bancshares, Inc.    2,400                         42
      Provident Bankshares Corp.    2,382                          60
      Provident Financial Group, Inc.    2,100                     50
    o Providian Financial Corp.    11,400                          84
    o Quaker City Bancorp, Inc.    1,250                           46
      Regions Financial Corp.    13,500                           455
      Republic Bancorp, Inc.    5,154                              67
      Republic Bancorp, Inc., Class A    1,500                     20
      Riggs National Corp.    2,000                                28
      Roslyn Bancorp., Inc.    4,550                               87
      S&T Bancorp, Inc.    1,400                                   39
      Sandy Spring Bancorp, Inc.    2,900                          92
      Santander BanCorp    1,760                                   25
      Seacoast Banking Corp. of Florida    1,800                   33
      Seacoast Financial Services Corp.    1,600                   30
      Second Bancorp., Inc.    900                                 21
      Shore Bancshares, Inc.    500                                18
    o Silicon Valley Bancshares    2,200                           51
      Simmons First National Corp.,
      Class A    500                                               19


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      Sky Financial Group, Inc.    4,376                           88
      The South Financial Group, Inc.    3,000                     73
      Southern Financial Bancorp, Inc.    230                       8
      SouthTrust Corp.    18,354                                  493
    o Southwest Bancorp of Texas, Inc.    1,500                    51
      Southwest Bancorp, Inc.    1,650                             40
      St. Francis Capital Corp.    1,200                           30
      State Bancorp, Inc.    800                                   15
      State Street Corp.    18,500                                648
      Sterling Bancorp    1,219                                    33
      Sterling Bancshares, Inc.    2,100                           25
      Sterling Financial Corp.    1,000                            24
      Suffolk Bancorp    2,400                                     75
    o Sun Bancorp, Inc. N.J.    3,150                              51
      SunTrust Banks, Inc.    15,700                              898
      Superior Financial Corp.    1,000                            19
      Susquehanna Bancshares, Inc.    2,700                        61
      SY Bancorp, Inc.    700                                      26
      Synovus Financial Corp.    13,800                           269
      Texas Regional Bancshares, Inc.,
      Class A    1,551                                             56
      Timberland Bancorp, Inc.    1,000                            20
      Tompkins Trustco, Inc.    700                                32
      Transatlantic Holdings, Inc.    2,650                       180
      The Trust Co. of New Jersey    3,000                         84
      Trustco Bank Corp.    2,857                                  30
      Trustmark Corp.    4,300                                    106
      U.S. Bancorp    118,331                                   2,621
      UCBH Holdings, Inc.    2,200                                 56
      UMB Financial Corp.    1,787                                 71
      Umpqua Holdings Corp.    343                                  7
      Union Bankshares Corp.    700                                19
      Union Planters Corp.    15,950                              455
      UnionBanCal Corp.    22,600                                 913
      United Bankshares, Inc.    1,900                             55
      United Community Financial
      Corp    1,900                                                17
      United National Bancorp    1,230                             32
      Unizan Financial Corp.    1,371                              24
      USB Holding Co., Inc.    1,693                               28
      Valley National Bancorp    5,235                            139
      Wachovia Corp.    84,036                                  3,211
      Washington Trust Bancorp, Inc.    1,000                      21
      Waypoint Financial Corp.    1,573                            29
      Wells Fargo & Co.    105,181                              5,076
      WesBanco, Inc.    3,200                                      80
      West Coast Bancorp    1,200                                  19
      Westamerica Bancorp    1,700                                 73
      WestCorp., Inc.    2,207                                     47
      Whitney Holding Corp.    1,950                               66
      Willow Grove Bancorp, Inc.    1,596                          24
      Wilmington Trust Corp.    3,200                              86
      Wintrust Financial Corp.    1,800                            55
      WSFS Financial Corp.    1,000                                34
      Zions Bancorp    4,200                                      207
                                                          -----------
                                                               53,014
      BUSINESS MACHINES & SOFTWARE  8.1%
---------------------------------------------------------------------
    o 3Com Corp.    12,400                                         64
    o 3D Systems Corp.    1,400                                     7
    o The 3DO Co.    262                                           --
    o Activision, Inc.    3,300                                    50
    o Adaptec, Inc.    5,700                                       39
      Adobe Systems, Inc.    17,500                               605
    o Advanced Digital Information
      Corp.    2,600                                               21
      Analogic Corp.    5,200                                     248
    o Andersen Group, Inc.    1,400                                 6
    o Apple Computer, Inc.    15,700                              223
    o Arbitron, Inc.    7,320                                     249
    o Artesyn Technologies, Inc.    1,100                           5
    o Ascential Software Corp.    11,650                           45
      Autodesk, Inc.    6,400                                     100
    o Avici Systems, Inc.    375                                    2
    o Avocent Corp.    13,963                                     414
    o Bell Microproducts, Inc.    1,000                             5
      Black Box Corp.    5,200                                    165
    o Blue Coat Systems, Inc.    340                                2
    o Blue Martini Software, Inc.    285                            1
    o BMC Software, Inc.    19,000                                283
    o Borland Software Corp.    3,000                              27
    o Brio Software, Inc.    2,300                                  4
    o BroadVision, Inc.    1,090                                    4
    o CACI International, Inc., Class A    4,100                  143


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Cisco Systems, Inc.    445,369                            6,698
    o Cognitronics Corp.    2,600                                   4
    o Compuware Corp.    19,900                                    87
    o Comverse Technology, Inc.    17,800                         233
    o Concerto Software, Inc.    1,100                              5
    o Concurrent Computer Corp.    3,000                            6
    o Dell Computer Corp.    158,400                            4,579
      Diebold, Inc.    4,300                                      172
    o Digital Lightwave, Inc.    1,300                              1
    o Docent, Inc.    633                                           2
    o E.piphany, Inc.    2,100                                      9
    o EMC Corp.    120,874                                      1,099
    o EXE Technologies, Inc.    371                                 1
      Fair Isaac Corp.    2,163                                   113
    o FalconStor Software, Inc.    1,200                            5
    o Firstwave Technologies, Inc.    1,000                        12
    o Foundry Networks, Inc.    4,300                              47
    o Gateway, Inc.    11,800                                      34
    o General Binding Corp.    500                                  4
    o Global Imaging Systems, Inc.    2,100                        39
    o Handspring, Inc.    4,700                                     3
      Hewlett-Packard Co.    181,916                            2,965
      IKON Office Solutions, Inc.    8,500                         66
    o Imagistics International, Inc.    2,840                      61
    o Immersion Corp.    800                                        1
    o Informatica Corp.    2,700                                   18
    o Inforte Corp.    3,700                                       24
    o Ingram Micro, Inc., Class A    6,400                         64
    o Input/Output, Inc.    3,400                                  11
    o Inrange Technologies Corp., Class B    3,000                  7
    o Integrated Device Technology, Inc.    4,200                  43
    o Intelli-Check, Inc.    500                                    4
    o Interactive Intelligence, Inc.    1,000                       3
    o Intergraph Corp.    9,700                                   198
    o Interland, Inc.    5,100                                      4
  (9) International Business Machines
      Corp.    105,350                                          8,944
    o InterVoice, Inc.    1,678                                     3
    o Invision Technologies, Inc.    1,500                         36
    o Iomega Corp.    12,400                                      115
    o Juniper Networks, Inc.    13,600                            139
    o Kana Software, Inc.    528                                    3
    o Lantronix, Inc.    1,900                                      1
    o Lexmark International, Inc.,
      Class A    10,900                                           812
    o LTX Corp.    1,900                                           13
    o Magma Design Automation, Inc.    1,700                       25
    o Matrixone, Inc.    1,700                                      6
    o Maxtor Corp.    8,748                                        48
    o Maxwell Technologies, Inc.    1,000                           6
      Microchip Technology, Inc.    9,975                         207
    o Micromuse, Inc.    2,900                                     19
    o MICROS Systems, Inc.    5,500                               138
 =(2) Microsoft Corp.    670,960                               17,156
    o MicroStrategy, Inc., Class A    4,781                       132
    o MIPS Technology, Inc., Class A    1,100                       2
    o MSC.Software Corp.    1,800                                  11
    o Nassda Corp.    500                                           3
    o NCR Corp.    11,900                                         261
    o Netegrity, Inc.    1,500                                      7
    o NetScreen Technologies, Inc.    1,400                        28
    o Network Appliance, Inc.    13,500                           179
    o Novell, Inc.    14,600                                       40
    o Novellus Systems, Inc.    6,671                             187
    o Nuance Communications, Inc.    1,000                          4
    o Opnet Technologies, Inc.    1,100                             8
    o Oracle Corp.    322,200                                   3,828
    o Palm, Inc.    1,146                                          11
    o Pec Solutions, Inc.    1,000                                 15
      Pitney Bowes, Inc.    15,000                                527
    o Printronix, Inc.    2,400                                    24
    o ProQuest Co.    1,700                                        43
    o Quantum Corp.    5,500                                       19
    o Quovadx, Inc.    2,600                                        7
    o Rainbow Technologies, Inc.    5,000                          45
    o Read-Rite Corp.    1,180                                      1
    o Renaissance Learning, Inc.    2,100                          40
    o Roxio, Inc.    724                                            4
    o S1 Corp.    12,930                                           57
    o Saba Software, Inc.    2,000                                  2
    o Sagent Technology, Inc.    1,500                             --
    o Scansource, Inc.    600                                      12


                                                            See financial notes.

1
SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o SCM Microsystems, Inc.    1,200                               5
   ~o Seagate Escrow Security    7,500                              2
    o Silicon Graphics, Inc.    4,800                               5
   *o Skillsoft PLC    4,971                                       18
    o Socket Communications, Inc.    800                            1
    o SoftBrands, Inc.    671                                       1
    o Stellent, Inc.    1,100                                       5
    o Storage Technology Corp.    14,400                          356
    o StorageNetworks, Inc.    2,100                                2
    o Sun Microsystems, Inc.    149,130                           492
    o Sybase, Inc.    19,036                                      244
    o Synaptics, Inc.    1,000                                      8
    o Systems & Computer Technology
      Corp.    3,400                                               24
    o T/R Systems, Inc.    1,500                                    1
    o Tech Data Corp.    2,800                                     67
    o The Titan Corp.    3,881                                     31
      Total System Services, Inc.    13,800                       255
    o Troy Group, Inc.    2,000                                     5
    o Tumbleweed Communications
      Corp.    2,000                                                3
    o Ultimate Electronics, Inc.    400                             3
    o Unisys Corp.    18,500                                      192
    o Universal Access Global Holdings,
      Inc.    2,900                                                 1
    o Vastera, Inc.    2,000                                       10
    o Viewlocity, Inc.    60                                       --
    o Virage Logic Corp.    1,400                                   6
    o Vitria Technology, Inc.    3,700                              3
    o WebEx Communications, Inc.    2,500                          26
    o Xanser Corp.    1,400                                         2
    o Xerox Corp.    41,200                                       406
                                                          -----------
                                                               54,676
      BUSINESS SERVICES  4.6%
---------------------------------------------------------------------
    o 1-800 Contacts, Inc.    500                                  11
    o 4Kids Entertainment, Inc.    1,000                           15
    o aaiPharma, Inc.    1,800                                     20
      ABM Industries, Inc.    2,400                                33
    o Actel Corp.    1,100                                         22
    o Actuate Corp.    2,300                                        4
    o Administaff, Inc.    2,800                                   18
    o Advent Software, Inc.    1,600                               20
    o The Advisory Board Co.    1,000                              37
    o Advo, Inc.    2,700                                         106
    o Aether Systems, Inc.    1,100                                 4
    o Affiliated Computer Services, Inc.,
      Class A    6,000                                            286
    o Agile Software Corp.    1,900                                13
    o AHL Services, Inc.    2,200                                   3
    o Akamai Technologies, Inc.    4,038                           10
    o Allied Waste Industries, Inc.    7,800                       65
    o Ambassadors International, Inc.    1,700                     16
    o America Online Latin America, Inc.,
      Class A    2,500                                              1
      American Management Systems,
      Inc    4,200                                                 52
    o Analysts International Corp.    2,400                         5
      Angelica Corp.    1,000                                      17
    o Ansoft Corp.    2,300                                        20
    o answerthink, Inc.    1,700                                    3
    o Ansys, Inc.    1,700                                         45
    o Anteon International Corp.    2,000                          47
    o Apollo Group, Inc., Class A    12,050                       653
    o Ariba, Inc.    9,200                                         30
    o Art Technology Group, Inc.    2,200                           2
    o Artistdirect, Inc.    1,000                                   1
    o Ask Jeeves, Inc.    1,900                                    16
    o Aspen Technology, Inc.    1,000                               3
    o At Road, Inc.    900                                          6
      Automatic Data Processing, Inc.    37,600                 1,264
    o Barra, Inc.    3,250                                        106
    o BEA Systems, Inc.    16,400                                 176
    o BearingPoint, Inc.    7,100                                  58
    o BindView Development Corp.    1,700                           2
    o Bottomline Technologies, Inc.    500                          3
      Bowne & Co., Inc.    1,700                                   19
      Brady Corp., Class A    700                                  23
    o Bright Horizons Family Solutions,
      Inc    1,300                                                 39
    o Brocade Communications Systems,
      Inc    9,500                                                 55
    o BSQUARE Corp.    1,600                                        1
    o CareCentric, Inc.    119                                     --


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Career Education Corp.    2,600                             156
    o Carreker Corp.    1,200                                       5
    o Casella Waste Systems, Inc.,
      Class A    2,500                                             21
    o Catapult Communications
      Corp    1,600                                                14
    o CDI Corp.    1,200                                           34
    o CDW Computer Centers, Inc.    4,300                         183
    o Cendant Corp.    65,220                                     931
    o Centra Software, Inc.    2,400                                3
    o Ceridian Corp.    19,500                                    272
    o Cerner Corp.    1,700                                        34
    o Certegy, Inc.    3,650                                       91
    o Charles River Associates, Inc.    2,500                      54
    o Checkfree Corp.    2,900                                     80
      Chemed Corp.    1,200                                        42
    o ChoicePoint, Inc.    3,400                                  120
    o Chordiant Software, Inc.    1,100                             1
    o Ciber, Inc.    1,900                                         10
      Cintas Corp.    7,050                                       253
    o Citrix Systems, Inc.    20,000                              379
    o Clarent Corp.    1,545                                       --
    o Clarus Corp.    1,200                                         6
    o Click Commerce, Inc.    320                                   1
    o Cognizant Technology Solutions
      Corp    300                                                   5
    o Coinstar, Inc.    5,200                                      95
    o Com21, Inc.    1,400                                         --
    o Comarco, Inc.    500                                          3
    o Commerce One, Inc.    730                                     2
    o Computer Access Technology
      Corp.    800                                                  2
      Computer Associates International,
      Inc.    35,226                                              572
    o Computer Sciences Corp.    15,738                           519
    o Concord EFS, Inc.    21,800                                 301
    o Connetics Corp.    3,400                                     57
    o Convergys Corp.    10,500                                   170
    o Corillian Corp.     2,000                                     2
    o Corinthian Colleges, Inc.    4,600                          211
    o Corio, Inc.    1,400                                          2
    o Cornell Cos., Inc.    2,100                                  23
    o Corporate Executive Board Co.    1,700                       70
    o Correctional Services Corp.    2,000                          6
    o CoStar Group, Inc.    800                                    18
      Courier Corp.     2,800                                     137
    o Covansys Corp.    2,500                                       6
    o Credence Systems, Corp.    1,700                             12
    o Cross Country, Inc.    1,600                                 18
    o Cross Media Marketing Corp.    1,391                         --
    o CSG Systems International,
      Inc.    2,900                                                31
    o CycleLogic, Inc.    2                                        --
    o Cysive, Inc.    1,000                                         2
    o D&B Corp.    16,000                                         605
    o Daleen Technologies, Inc.    800                             --
    o Datastream Systems, Inc.    1,300                            11
      Deluxe Corp.    7,700                                       339
    o Dendrite International, Inc.    1,100                        11
    o DeVry, Inc.    4,800                                        111
    o DiamondCluster International, Inc.,
      Class A    1,000                                              2
    o Dice, Inc.    1,000                                          --
    o Digex, Inc.    1,800                                          1
    o Digimarc Corp.    1,000                                      13
      Digital Courier Technologies, Inc.    1,700                  --
    o Digital Insight Corp.    2,300                               37
    o Digital River, Inc.    2,100                                 35
    o Digitalthink, Inc.    1,300                                   3
    o Digitas, Inc.    1,500                                        6
    o Divine, Inc., Class A    161                                 --
    o Documentum, Inc.    1,800                                    33
    o DoubleClick, Inc.    8,237                                   71
    o DST Systems, Inc.    5,400                                  166
    o Duratek, Inc.    1,500                                       15
    o Dyax Corp.    2,000                                           4
    o Dynamics Research Corp.    1,200                             12
    o Earthlink, Inc.    7,350                                     51
    o eBay, Inc.    15,912                                      1,476
    o Echelon Corp.    1,200                                       16
    o Eclipsys Corp.    1,800                                      16
    o Edgewater Technology, Inc.    767                             3
    o Edison Schools, Inc.    1,900                                 2


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Education Management Corp.    1,700                          83
    o eFunds Corp.    2,502                                        23
      Electronic Data Systems Corp.    21,600                     392
    o ELITE Information Group, Inc.    1,500                       21
    o eLoyalty Corp.    190                                         1
    o Embarcadero Technologies, Inc.    2,900                      20
    o Engage, Inc.    4,900                                         1
      Ennis Business Forms    4,500                                56
    o Enterasys Networks, Inc.    8,500                            20
    o Entrada Networks, Inc.    75                                 --
    o Entrust, Inc.    2,800                                        7
    o EPIQ Systems, Inc.    1,550                                  32
    o ePresence, Inc.    2,700                                      5
      Equifax, Inc.    9,300                                      216
    o Equinix, Inc.    65                                          --
    o Exponent, Inc.    3,000                                      42
    o Exult, Inc.    4,100                                         29
    o Ezenia!, Inc.    1,000                                       --
    o F5 Networks, Inc.    3,300                                   45
      Factset Research Systems, Inc.    1,500                      52
    o Falcon Products, Inc.    1,500                                6
    o Fargo Electronics, Inc.    2,000                             20
    o Fidelity National Information
      Solutions, Inc.    1,100                                     19
    o Filenet Corp.    1,300                                       20
    o First Consulting Group, Inc.    1,800                         9
      First Data Corp.    47,000                                1,844
    o Fiserv, Inc.    9,300                                       274
    o Forrester Research, Inc.    1,600                            25
    o Freemarkets, Inc.    3,300                                   22
    o FTI Consulting, Inc.    1,800                                81
      G&K Services, Inc., Class A    1,200                         33
    o Gartner, Inc., Class B    3,551                              28
    o Gemstar -- TV Guide International,
      Inc.    18,160                                               73
    o Genuity, Inc., Class A    280                                --
    o Geoworks Corp.    800                                        --
      Global Payments, Inc.    8,520                              264
    o GP Strategies Corp.    1,500                                  8
    o GTECH Holdings Corp.    4,700                               158
      H&R Block, Inc.    21,300                                   823
    o HA-LO Industries, Inc.    2,100                              --
    o Hall, Kinion & Associates, Inc.    900                        2
    o Heidrick & Struggles International,
      Inc.    3,100                                                43
    o Hewitt Associates, Inc., Class A    7,000                   194
    o Homestore, Inc.    4,200                                      4
    o Hudson Highland Group, Inc.    360                            5
    o Hyperion Solutions Corp.    9,300                           263
    o I-Many, Inc.    1,300                                         1
   ~o i2 Technologies, Inc.    15,300                               9
    o iBEAM Broadcasting Corp.    290                              --
    o ICT Group, Inc.    500                                        4
    o Identix, Inc.    1,600                                        8
    o IDT Corp.    1,700                                           24
    o IDX Systems Corp.    1,500                                   22
    o iGate Corp.    1,300                                          4
    o InFocus Corp.    1,600                                        7
    o Infogrames, Inc.    1,600                                     7
    o Infonet Services Corp., Class B    11,200                    14
    o Information Resources, Inc.    2,500                          6
    o Infospace, Inc.    872                                       11
    o infoUSA, Inc.    2,300                                       12
    o Innodata Corp.    2,400                                       3
    o Integrated Silicon Solutions,    900                          3
      Inc.
    o Interactive Data Corp.    20,700                            331
    o Intercept, Inc.    1,500                                     11
    o Internap Network Services Corp.    4,600                      2
    o Internet Capital Group, Inc.    7,000                         3
      Interpublic Group of Cos., Inc.    16,644                   190
    o Interwoven, Inc.    3,700                                     7
    o Intuit, Inc.    11,215                                      435
    o Iron Mountain, Inc.    3,525                                140
    o The IT Group, Inc.    1,900                                  --
    o ITT Educational Services, Inc.    6,000                     177
    o J.D. Edwards & Co.    6,300                                  75
      Jack Henry & Associates, Inc.    3,300                       43
    o Jacobs Engineering Group, Inc.    2,000                      82
    o JDA Software Group, Inc.    2,000                            23
      John H. Harland Co.    3,500                                 84
    o Jupiter Media Metrix, Inc.    1,673                          --
    o Keane, Inc.    3,960                                         38


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Keith Cos., Inc.    3,000                                  33
      Kelly Services, Inc., Class A    3,200                     74
    o Key3Media Group, Inc.    2,400                             --
    o Korn/Ferry International    1,100                           8
    o Kroll, Inc.    1,900                                       42
    o Kronos, Inc.    1,250                                      57
    o Lamar Advertising Co.    3,200                            115
    o Learning Tree International, Inc.    1,400                 20
    o Legato Systems, Inc.    4,400                              26
    o LendingTree, Inc.    1,000                                 14
    o Liberate Technologies    5,900                             15
    o Lightbridge, Inc.    2,200                                 16
    o Looksmart Ltd.    2,400                                     8
    o Luminex Corp.    800                                        5
    o Macrovision Corp.    2,300                                 41
    o Manhattan Associates, Inc.    1,300                        31
      Manpower, Inc.    3,700                                   122
    o Manugistics Group, Inc.    2,300                            7
    o MAPICS, Inc.    1,000                                       6
    o Mapinfo Corp.    525                                        3
    o Marimba, Inc.    2,000                                      4
    o MAXIMUS, Inc.    1,700                                     41
    o MCSi, Inc.    1,248                                        --
    o Mechanical Technology, Inc.    1,800                        4
    o Media Arts Group, Inc.    2,000                             5
    o Medical Staffing Network Holdings, Inc.    1,300           10
    o Medis Technologies Ltd.    1,110                            9
    o MemberWorks, Inc.    4,500                                 99
    o Mentor Graphics Corp.    3,200                             33
    o Mercator Software, Inc.    1,100                            2
    o Mercury Computer Systems, Inc.    3,600                    76
    o Mercury Interactive Corp.    3,300                        112
    o Meta Group, Inc.    1,100                                   4
    o MetaSolv, Inc.    2,800                                     4
    o Metricom, Inc.    1,400                                    --
    o Michael Baker Corp.    500                                  4
    o Microvision, Inc.    900                                    4
    o Millenium Cell, Inc.    2,200                               4
    o Moldflow Corp.    300                                       2
      Moody's Corp.    9,300                                    449
    o MPS Group, Inc.    4,100                                   28
    o MRO Software, Inc.    3,900                                33
    o Multi-Color Corp.    500                                    8
    o National Instruments Corp.    2,050                        66
    o National Processing, Inc.    2,700                         43
      National Service Industries, Inc.    450                    4
      Nautilus Group, Inc.    1,625                              21
    o Navigant Consulting, Inc.    2,500                         19
    o NCO Group, Inc.    1,761                                   30
    o Neoforma, Inc.    1,500                                    16
    o Neon Systems, Inc.    2,400                                 4
    o Netcentives, Inc.    2,000                                 --
    o NETIQ Corp.    7,704                                      106
    o Netratings, Inc.    3,000                                  19
    o Netscout Systems, Inc.    1,800                             5
    o Netsolve, Inc.    1,600                                    10
    o Network Associates, Inc.    8,445                          97
    o Network Commerce, Inc.    140                              --
      New England Business Service, Inc.     2,300               59
    o Nobel Learning Communities, Inc.    500                     2
    o NYFIX, Inc.    750                                          4
    o Oak Technology, Inc.    2,200                              11
      Omnicom Group, Inc.    8,800                              545
    o On Assignment, Inc.    1,700                                8
    o Onesource Information Service    3,800                     24
    o Onyx Software Corp.    1,400                                1
    o Opsware, Inc.    800                                        3
    o Overture Services, Inc.    2,900                           31
    o Packeteer, Inc.    1,100                                   14
    o Parametric Technology Corp.    9,700                       32
    o Paxar Corp.    2,300                                       24
      Paychex, Inc.    22,400                                   698
    o PC-Tel, Inc.    1,400                                      13
    o PDI, Inc.    400                                            4
    o Pegasus Solutions, Inc.    11,200                         133
    o PeopleSoft, Inc.    13,400                                201
    o Per-Se Technologies, Inc.    10,000                        87
    o Peregrine Systems, Inc.    7,015                            2
    o Performance Technologies, Inc.    1,600                     8
    o Perot Systems Corp., Class A    4,600                      49


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Phoenix Technologies Ltd.    1,300                            6
      Pittston Brink's Group    5,600                              71
    o Pixar, Inc.    2,600                                        152
    o Planar Systems, Inc.    1,200                                21
    o PLATO Learning, Inc.    1,433                                 7
    o Polycom, Inc.    4,400                                       43
    o Pomeroy Computer Resources, Inc.    2,100                    15
    o Portal Software, Inc.    6,100                                8
    o Praecis Pharmaceuticals, Inc.    1,600                        7
    o Pre-Paid Legal Services, Inc.    1,100                       25
    o Precis, Inc.    1,200                                         5
    o Predictive Systems, Inc.    1,700                             1
    o PRG-Schultz International, Inc.    2,500                     16
    o Priceline.com, Inc.                8,900                     20
    o ProBusiness Services, Inc.    2,200                          31
    o Progress Software Corp.    4,200                             82
    o ProsoftTraining      900                                     --
    o Pumatech, Inc.    1,500                                       5
    o QLogic Corp.    4,022                                       177
    o QRS Corp.    1,450                                            8
    o Quality Systems, Inc.    3,500                              106
    o Quest Software, Inc.    5,000                                54
    o Quintus Corp.    1,500                                       --
      Quixote Corp.    3,800                                       69
    o R.H. Donnelley Corp.    2,000                                60
    o Radiant Systems, Inc.    1,300                                8
    o Radisys Corp.    700                                          6
    o RealNetworks, Inc.    6,000                                  31
    o Red Hat, Inc.    7,100                                       43
    o Redback Networks, Inc.    5,600                               3
    o Register.com    2,600                                        15
    o RemedyTemp, Inc., Class A    1,200                           14
    o Resources Connection, Inc.    600                            13
    o Retek, Inc.    3,843                                         24
      The Reynolds & Reynolds Co.,
      Class A    5,000                                            144
    o Right Management Consultants,
      Inc.    4,625                                                58
    o Robert Half International, Inc.    7,500                    122
    o Ross Systems, Inc.    1,000                                  13
    o RSA Security, Inc.    2,000                                  19
    o Rural Cellular Corp., Class A    1,200                        1
    o SafeNet, Inc.    900                                         21
    o Sanchez Computer Associates,
      Inc.    1,800                                                 9
    o Sandisk Corp.    2,500                                       61
    o Sapient Corp.    3,600                                        7
    o SBS Technologies, Inc.    1,700                              14
    o Scient, Inc.    624                                          --
    o Seachange International, Inc.    850                          7
    o Seacor Smit, Inc.    1,250                                   45
    o Secure Computing Corp.    3,200                              18
    o Seebeyond Technology Corp.    3,100                           7
      SEI Investments Co.    6,200                                163
    o Selectica, Inc.    1,900                                      6
    o Serena Software, Inc.    2,100                               33
      The ServiceMaster Co.    20,400                             185
    o SFBC International, Inc.    1,000                            16
    o Siebel Systems, Inc.    18,100                              157
    o Sirius Satellite Radio, Inc.    1,200                         1
    o Sitel Corp.    2,800                                          4
    o Sonic Foundry, Inc.    600                                   --
    o SONICblue, Inc.    2,600                                     --
    o SonicWALL, Inc.    4,900                                     17
      Sonoco Products Co.    4,100                                 90
    o Sonus Networks, Inc.    7,400                                24
    o SourceCorp    1,100                                          17
    o Spherion Corp.    1,830                                       8
    o Spherix, Inc.    500                                          3
    o SportsLine.com, Inc.    2,300                                 2
    o SPSS, Inc.    700                                             9
    o SS&C Technologies, Inc.    7,400                            102
      The Standard Register Co.    4,100                           71
    o Startek, Inc.    7,400                                      205
    o Stericycle, Inc.    2,200                                    86
    o Stratasys, Inc.    4,500                                    106
      Strayer Education, Inc.    700                               46
    o Student Advantage, Inc.    190                               --
    o Sungard Data Systems, Inc.    18,900                        406
    o Sunrise Telecom, Inc.    2,000                                5
    o SupportSoft, Inc.    2,300                                    8
    o Sycamore Networks, Inc.    11,000                            36


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Sylvan Learning Systems, Inc.     2,200                      39
    o Symantec Corp.    14,200                                    624
    o Synopsys, Inc.    3,342                                     163
    o Synplicity, Inc.     1,200                                    4
    o Syntel, Inc.     2,500                                       38
    o Take-Two Interactive Software,Inc.    8,000                 180
      Talx Corp.    4,200                                          53
    o Tanning Technology Corp.    900                               1
    o TeleTech Holdings, Inc.    5,000                             20
    o Tetra Tech, Inc.    12,031                                  186
    o Tetra Technologies, Inc.    800                              21
    o Thermo Electron Corp.    26,550                             482
    o TIBCO Software, Inc.    8,500                                42
    o Tier Technologies, Inc., Class B    500                       3
    o TMP Worldwide, Inc.    4,800                                 80
    o Transaction Systems Architects,  Inc.,
      Class A    5,200                                             36
    o TRC Cos., Inc.    1,350                                      15
    o Trizetto Group, Inc.    3,400                                18
    o Tularik, Inc.    2,100                                       11
    o Unify Corp.    1,200                                         --
    o United Online, Inc.    4,100                                 92
    o Universal Electronics, Inc.    2,200                         23
    o UNOVA, Inc.    3,100                                         23
    o URS Corp.    1,700                                           24
    o Usinternetworking, Inc.    1,100                             --
    o VA Software Corp.    1,427                                    1
    o Ventiv Health, Inc.    2,233                                  8
    o VeriSign, Inc.    10,875                                    135
    o Verisity Ltd.    1,000                                       12
    o Veritas Software Corp.    20,024                            441
    o Verity, Inc.    1,600                                        26
    o Vertel Corp.    900                                          --
      Viad Corp.    14,500                                        292
    o The viaLink Co.    700                                       --
    o Viewpoint Corp.    2,000                                      2
    o Vignette Corp.    8,948                                      18
    o Vixel Corp.    600                                            2
    o Volt Information Sciences, Inc.    2,100                     28
      Wabtec Corp.                       5,328                     65
    o Wackenhut Corrections Corp.    3,800                         42
      Wallace Computer Services, Inc.    15,500                   405
    o Waste Industries USA, Inc.    1,500                          10
      Waste Management, Inc.    37,600                            817
    o WatchGuard Technologies, Inc.    1,800                        8
    o Watson Wyatt & Co. Holdings    4,600                         94
    o Wave Systems Corp., Class A    1,800                          2
    o webMethods, Inc.    1,921                                    19
    o Websense, Inc.    2,500                                      36
    o Weight Watchers International, Inc.    6,200                291
    o Westaff, Inc.    2,000                                        4
    o Wind River Systems, Inc.    3,160                            10
    o Wireless Facilities, Inc.    1,800                           13
    o Witness Systems, Inc.    2,100                                7
    o WorldGate Communications, Inc.    2,000                       1
    o Xybernaut Corp.    1,400                                      1
    o Yahoo!, Inc.    31,201                                      773
    o Zamba Corp.    2,000                                         --
    o Zap.com Corp.    32                                          --
    o Zix Corp.    900                                              4
                                                          -----------
                                                               31,576

      CHEMICAL 1.9%
      ---------------------------------------------------------------
      3M Co.    24,700                                          3,113
      A. Schulman, Inc.    2,300                                   38
      Aceto Corp.    5,250                                         89
      Air Products & Chemicals, Inc.    10,500                    452
    o Airgas, Inc.    5,000                                       101
      Albemarle Corp.    2,000                                     54
      Arch Chemicals, Inc.    2,700                                58
      Cabot Corp.    2,700                                         75
    o Cabot Microelectronics Corp.    660                          29
      Calgon Carbon Corp.    2,300                                 12
      Cambrex Corp.    900                                         16
      Chase Corp.    100                                            1
      Crompton Corp.    4,424                                      28
    o Cytec Industries, Inc.     7,400                            237
      Dow Chemical Co.    43,266                                1,412
      E.I. du Pont de Nemours & Co.    67,195                   2,858
      Eastman Chemical Co.    3,100                                95
      Ecolab, Inc.    5,500                                       281
    o Ethyl Corp.    2,000                                         20
      Ferro Corp.    1,200                                         28
    o FMC Corp.    3,100                                           56


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Foamex International, Inc.    2,600                           3
      Georgia Gulf Corp.    3,300                                  75
      Great Lakes Chemical Corp.    3,600                          88
      H.B. Fuller Co.    2,000                                     49
      Hawkins, Inc.    1,900                                       19
    o Hercules, Inc.    4,000                                      41
      Lubrizol Corp.    3,400                                     107
      Lyondell Chemical Co.    4,600                               67
      MacDermid, Inc.    3,800                                     86
    o Matrixx Initiatives, Inc.    1,700                           12
      Millennium Chemicals, Inc.    2,400                          33
      Oil-Dri Corp. of America    400                               4
      Olin Corp.    1,820                                          33
      OM Group, Inc.    900                                        11
    o Omnova Solutions, Inc.    1,000                               4
      Penford Corp.    1,700                                       23
      PolyOne Corp.    3,200                                       15
      PPG Industries, Inc.    9,600                               466
      Praxair, Inc.    14,900                                     865
      Rohm & Haas Co.    26,753                                   886
      Rollins, Inc.    1,950                                       47
      RPM International, Inc.    7,100                             88
      The Sherwin-Williams Co.    9,500                           265
      Sigma-Aldrich Corp.    4,300                                214
      Solutia, Inc.    4,100                                        6
      Spartech Corp.    1,700                                      37
      Stepan Co.    1,200                                          30
    o Symyx Technologies, Inc.    1,300                            20
      Tredegar Corp.    2,600                                      33
    o Twinlab Corp.    900                                         --
      Valhi, Inc.    5,600                                         64
      Valspar Corp.    2,200                                       95
      WD-40 Co.    1,600                                           42
      Wellman, Inc.    11,700                                     134
    o Zoltek Cos., Inc.     1,500                                   4
                                                          -----------
                                                               13,019

      CONSTRUCTION 0.6%
      ---------------------------------------------------------------
      Ameron International Corp.    1,700                         114
      Apogee Enterprises, Inc.    2,000                            21
    o Armstrong Holdings, Inc.    1,600                             1
    o Beazer Homes USA, Inc.    851                                60
    o Brookfield Homes Corp.    3,800                              58
      Building Material Holding Corp.    4,000                     50
      Butler Manufacturing Co.    1,200                            20
      CARBO Ceramics, Inc.    500                                  19
      Centex Construction Products, Inc.    3,200                 124
      Centex Corp.    4,100                                       271
    o Champion Enterprises, Inc.    2,200                           5
      Clayton Homes, Inc.    6,000                                 74
      Craftmade International, Inc.    2,800                       41
      D.R. Horton, Inc.    9,802                                  232
    o Dominion Homes, Inc.    500                                   9
    o Dycom Industries, Inc.    2,399                              26
      ElkCorp    950                                               19
    o EMCOR Group, Inc.    900                                     46
      Florida Rock Industries, Inc.    1,550                       59
      Fluor Corp.    5,600                                        194
    o Foster Wheeler Ltd.    2,500                                  5
      Granite Construction, Inc.    1,850                          31
    o Hovnanian Enterprises, Inc.,
      Class A    3,100                                            123
    o Huttig Building Products, Inc.    811                         2
    o Insituform Technologies, Inc.,
      Class A    1,300                                             21
    o Integrated Electrical Services,
      Inc.    1,800                                                10
      Interface, Inc., Class A    3,300                            12
      KB Home Corp.    3,900                                      192
      Lafarge North America, Inc.    3,700                        118
      Lawson Products, Inc.    2,000                               54
      Lennar Corp., Class A    4,745                              257
      Lennar Corp., Class B    474                                 25
      M/I Schottenstein Homes, Inc.    1,800                       62
      Martin Marietta Materials, Inc.    2,200                     65
      Masco Corp.    20,400                                       430
      MDC Holdings, Inc.    1,210                                  56
    o Meritage Corp.    1,000                                      38
    o Modtech Holdings, Inc.    1,000                               8
    o NCI Building Systems, Inc.    2,900                          47
    o NVR, Inc.    500                                            179
    o Palm Harbor Homes, Inc.    1,200                             20
    o Photon Dynamics, Inc.    900                                 20
      Pulte Homes, Inc.    2,936                                  170


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Quanta Services, Inc.    2,400                                8
      The Ryland Group, Inc.    3,400                             184
    o Simpson Manufacturing Co.,
      Inc.    1,600                                                56
      Skyline Corp.    100                                          3
      Standard-Pacific Corp.    2,400                              73
      The Stanley Works    4,600                                  111
    o Stone & Webster, Inc.    700                                 --
      Texas Industries, Inc.    1,000                              20
    o Toll Brothers, Inc.    5,600                                130
    o Trex Co., Inc.    3,000                                     123
    o USG Corp.    1,400                                           10
      Vulcan Materials Co.    4,700                               164
      Walter Industries, Inc.    1,900                             19
   ~o Washington Group International,
      Inc.    1,500                                                --
    o WCI Communities, Inc.    1,300                               18
    o WESCO International, Inc.    2,300                           10
                                                          -----------
                                                                4,317
      CONSUMER DURABLE 0.4%
      ---------------------------------------------------------------
      American Woodmark Corp.    500                               24
    o Applica, Inc.    3,100                                       16
      Black & Decker Corp.    7,100                               293
    o Chromcraft Revington, Inc.    1,300                          14
      Compx International, Inc.    800                              4
    o Energizer Holdings, Inc.    6,333                           183
      Ethan Allen Interiors, Inc.    1,700                         57
      Flexsteel Industries, Inc.    600                             8
    o Furniture Brands International, Inc.    2,200                52
    o Genlyte Group, Inc.    1,600                                 60
    o Griffon Corp.    2,200                                       30
      Haverty Furniture Cos., Inc.    1,700                        24
    o Helen of Troy Ltd.    2,000                                  28
      Hillenbrand Industries, Inc.    3,300                       165
      Isco, Inc.    200                                             2
      Kimball International, Inc., Class B    3,600                58
      La-Z-Boy, Inc.    5,800                                     113
      Leggett & Platt, Inc.    20,100                             415
    o Linens `N Things, Inc.    4,800                             102
      Maytag Corp.    4,600                                        96
    o MITY Enterprises, Inc.    600                                 6
    o Mohawk Industries, Inc.    2,819                            156
      National Presto Industries, Inc.    400                      12
    o Recoton Corp.    500                                         --
    o Rent-A-Center, Inc.    2,800                                180
    o Restoration Hardware, Inc.    1,700                           7
    o Salton, Inc.    1,100                                        14
    o SLI, Inc.    1,600                                           --
      Stanley Furniture Co., Inc.    2,600                         64
      Sturm Ruger & Co., Inc.    1,100                             10
      Thomas Industries, Inc.    700                               19
      Toro Co.    800                                              30
      Virco Manufacturing Corp.    1,170                           11
    o Water Pik Technologies, Inc.    195                           2
      Whirlpool Corp.    7,500                                    401
                                                          -----------
                                                                2,656
      CONSUMER NON-DURABLE 1.3%
      ---------------------------------------------------------------
    o A.T. Cross Co., Class A    2,400                             12
      Action Performance Cos., Inc.    1,100                       20
    o AFC Enterprises, Inc.    1,000                               16
    o American Greetings Corp., Class A    8,500                  124
      Applebee's International, Inc.    2,775                      76
    o Aramark Corp., Class B    4,300                              99
    o Boyd Gaming Corp.    2,800                                   40
    o Boyds Collection Ltd.    2,200                               11
    o Brinker International, Inc.    6,900                        219
    o Buca, Inc.    1,100                                           6
    o Catalina Marketing Corp.    2,900                            52
      CBRL Group, Inc.    2,300                                    73
    o CEC Entertainment, Inc.    1,350                             41
      Cedar Fair L.P.    5,300                                    138
    o Championship Auto Racing Teams,
      Inc.    1,000                                                 4
    o The Cheesecake Factory    1,925                              61
      Churchill Downs, Inc.    900                                 33
    o CKE Restaurants, Inc.    1,800                               10
    o Corvis Corp.    13,000                                        9
    o Cytyc Corp.    7,800                                        103
      Darden Restaurants, Inc.    7,800                           137
    o Dave and Buster's, Inc.    1,700                             15
    o Department 56, Inc.    3,300                                 39


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      Dover Motorsports, Inc.    1,400                              5
    o Drew Industries, Inc.    2,500                               38
    o Electronic Arts, Inc.    8,600                              510
    o Equity Marketing, Inc.    500                                 7
      Fastenal Co.    3,600                                       125
      The First Years, Inc.    4,000                               48
      Fortune Brands, Inc.    17,700                              857
    o Fossil, Inc.    1,975                                        36
    o Garden Fresh Restaurant Corp.    1,700                       15
    o Handleman Co.    6,600                                      112
      Hasbro, Inc.    12,000                                      192
    o Hibbet Sporting Goods, Inc.    1,050                         28
    o Hollywood Media Corp.    1,100                                1
      IHOP Corp.    500                                            13
    o International Game Technology    5,900                      509
      International Speedway Corp.,
      Class A    2,245                                             88
    o Isle of Capri Casinos, Inc.    9,400                        121
    o Jack in the Box, Inc.    1,700                               30
    o Krispy Kreme Doughnuts, Inc.    2,100                        68
      Lancaster Colony Corp.    3,400                             145
      Landry's Restaurants, Inc.    1,800                          34
      Lone Star Steakhouse & Saloon,
      Inc.    4,400                                                92
    o Luby's, Inc.    1,400                                         3
      The Marcus Corp.    4,600                                    65
    o Marvel Enterprises, Inc.    7,800                           131
      Mattel, Inc.    34,300                                      746
      McDonald's Corp.    71,800                                1,228
    o Midway Games, Inc.    2,100                                   7
      Movado Group, Inc.    3,700                                  76
      Newell Rubbermaid, Inc.    8,900                            576
    o O'Charleys, Inc.    400                                       8
    o On Command Corp.    1,500                                     1
      Oneida Ltd.    700                                            8
      Outback Steakhouse, Inc.    4,500                           161
    o P.F. Chang's China Bistro, Inc.    800                       34
    o Panera Bread Co., Class A    800                             27
    o Papa John's International, Inc.    6,200                    147
    o Penn National Gaming, Inc.    1,900                          37
    o Rare Hospitality International Inc.    550                   16
      Regis Corp.    1,900                                         54
      Riviana Foods, Inc.    1,200                                 31
      Ruby Tuesday, Inc.    3,100                                  61
      Russ Berrie & Co., Inc.    1,000                             33
    o Ryan's Family Steak Houses, Inc.    2,250                    28
    o SCP Pool Corp.    850                                        28
    o Service Corp. International    11,800                        40
    o Sonic Corp.    1,875                                         51
    o Sotheby's Holdings, Inc., Class A    2,800                   25
    o Starbucks Corp.    15,800                                   371
    o The Steak N Shake Co.    1,580                               18
    o Stewart Enterprises, Inc., Class A    4,200                  12
    o The Topps Co., Inc.    1,700                                 16
    o Trans World Entertainment Corp.    1,500                      5
    o Triarc Cos., Inc.    700                                     19
      Tupperware Corp.    2,300                                    32
      Wendy's International, Inc.    4,800                        139
    o World Wrestling Entertainment,
      Inc.    900                                                   8
    o Yankee Candle Co., Inc.    3,700                             81
                                                          -----------
                                                                8,735
      CONTAINERS 0.2%
      ---------------------------------------------------------------
    o AEP Industries, Inc.    400                                   3
    o American Locker Group, Inc.    500                            7
    o Astronics Corp.    1,000                                      3
    o Astronics Corp., Class B    250                               1
      Ball Corp.    2,800                                         157
      Bemis Co.    3,200                                          146
    o Crown Holdings, Inc.    3,600                                19
      Greif Inc., Class A    3,700                                 76
    o Mobile Mini, Inc.    600                                      9
    o Mod-Pac Corp.    500                                          3
      Mod-Pac Corp., Class B    125                                 1
    o Owens-Illinois, Inc.    16,200                              144
    o Packaging Corp. of America    4,400                          83
    o Packaging Dynamics Corp.    260                               2
    o Pactiv Corp.    12,400                                      254
    o Sealed Air Corp.    8,500                                   364
    o Silgan Holdings, Inc.    2,900                               77
                                                                -----
                                                                1,349


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      ELECTRONICS  4.5%
      ---------------------------------------------------------------
    o ACT Manufacturing, Inc.    900                               --
    o Acxiom Corp.    25,700                                      359
    o Adaptive Broadband Corp.    1,000                            --
    o ADC Telecommunications, Inc.    28,220                       67
    o ADE Corp.    600                                              4
    o Adelphia Business Solutions, Inc.    4,638                   --
    o Adelphia Communications,
      Class A    6,301                                              1
    o Advanced Fibre Communications,
      Inc.    3,500                                                54
    o Advanced Micro Devices, Inc.    14,500                      108
    o Advanced Power Technology, Inc.    1,500                      6
    o Agere Systems, Inc., Class A    30,616                       55
    o Agilent Technologies, Inc.    29,317                        470
    o Airnet Communications Corp.    1,300                         --
    o Allen Telecom, Inc.    3,000                                 41
    o Alliance Fiber Optic Products, Inc.    2,100                  1
    o Alliance Semiconductor Corp.    1,200                         5
    o Alliant Techsystems, Inc.    2,437                          131
    o Altera Corp.    23,900                                      378
    o American Power Conversion Corp.    18,800                   293
    o American Science & Engineering, Inc.    500                   4
    o American Superconductor Corp.    700                          3
    o American Technical Ceramics Corp.    500                      2
    o Amkor Technology, Inc.    6,900                              52
    o Amphenol Corp., Class A    2,900                            128
    o Anadigics, Inc.    1,150                                      2
    o Analog Devices, Inc.    22,400                              742
    o Anaren, Inc.    800                                           6
    o Andrew Corp.    3,600                                        28
    o Anixter International, Inc.    3,300                         76
    o APA Optics, Inc.    1,000                                     1
      Applied Biosystems Group -- Applera
      Corp.    11,400                                             200
    o Applied Materials, Inc.    72,498                         1,058
    o Applied Micro Circuits Corp.    12,238                       55
   ~o APW Ltd.    1,700                                            --
    o Arrow Electronics, Inc.    12,000                           203
    o Artisan Components, Inc.    1,100                            22
    o Aspect Communications Corp.    1,700                          6
    o AstroPower, Inc.    750                                       2
    o Asyst Technologies, Inc.    1,700                             8
    o Atmel Corp.    17,900                                        33
    o ATMI, Inc.    1,400                                          30
    o Audiovox Corp., Class A    1,600                             12
    o Avanex Corp.    2,100                                         2
    o Avid Technology, Inc.    1,100                               30
    o Avnet, Inc.    4,788                                         61
      AVX Corp.    7,500                                           80
    o Aware, Inc.    1,100                                          2
    o Axcelis Technologies, Inc.    7,044                          40
    o AXT, Inc.    800                                              1
      Badger Meter, Inc.    1,000                                  28
      BEI Technologies, Inc.    1,200                              10
    o Bel Fuse, Inc., Class A    1,200                             20
      Belden, Inc.    800                                          10
    o Benchmark Electronics, Inc.    6,700                        174
    o BMC Industries, Inc.    2,100                                 3
      Boston Acoustics, Inc.    1,300                              12
    o Broadcom Corp., Class A    10,700                           191
    o Brooks Automation, Inc.    1,364                             12
    o Bruker Daltonics, Inc.    2,100                               7
      C&D Technologies, Inc.    2,000                              27
    o C-COR.net Corp.    1,600                                      5
    o Cable Design Technologies Corp.    1,700                     12
    o Cadence Design Systems, Inc.    11,600                      133
    o Caliper Technologies Corp.    700                             2
    o Captaris, Inc.    2,200                                       7
    o CCC Information Services Group, Inc.    13,10               218
    o Checkpoint Systems, Inc.    2,100                            28
    o ChipPAC, Inc., Class A    6,600                              36
    o CIENA Corp.    17,294                                        84
    o Cirrus Logic, Inc.    3,800                                  10
    o CMGI, Inc.    14,086                                         14
    o Coherent, Inc.    1,800                                      41
      Cohu, Inc.    1,100                                          20
    o CommScope, Inc.    1,900                                     16
    o Computer Network Technology
      Corp.    1,100                                                6
    o Comtech Telecommunications    5,500                          80
    o Concord Communications, Inc.    1,600                        20


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                                        MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
    o Conexant Systems, Inc.    10,796                                          20
    o Cox Radio, Inc., Class A    4,600                                        105
    o Cree, Inc.    2,900                                                       58
      CTS Corp.    800                                                           7
      Cubic Corp.    1,200                                                      23
    o Cyberonics    1,200                                                       27
    o Cymer, Inc.    1,700                                                      49
    o Cypress Semiconductor Corp.    5,800                                      51
    o Dade Behring Holdings, Inc.    1,000                                      21
    o Daktronics, Inc.    5,600                                                 79
    o DDI Corp.    1,600                                                        --
    o Diodes, Inc.    5,000                                                     76
    o Dionex Corp.    1,200                                                     41
    o DSP Group, Inc.    3,300                                                  69
    o Dupont Photomasks, Inc.    5,500                                         102
    o NElectro Rent Corp.    2,600                                              26
    o Electro Scientific Industries, Inc.    1,300                              17
    o Electroglas, Inc.    900                                                   1
    o Electronics Boutique Holdings
      Corp.    1,300                                                            24
    o Electronics for Imaging    2,900                                          56
    o Emcore Corp.    1,500                                                      3
    o EMS Technologies, Inc.    1,000                                           12
    o Emulex Corp.    26,200                                                   537
    o Entegris, Inc.    3,000                                                   34
    o ESS Technology, Inc.    3,100                                             21
    o Esterline Technologies Corp.    2,900                                     51
    o Exar Corp.    1,800                                                       27
    o Excel Technology, Inc.    600                                             14
    o Fairchild Semiconductor International, Inc., Class A    4,100             49
    o FEI Co.    1,500                                                          27
    o Finisar Corp.    7,900                                                     7
    o Fisher Scientific International, Inc.    4,900                           141
    o Flir Systems, Inc.    1,200                                               62
      Frequency Electronics, Inc.    500                                         5
    o FSI International, Inc.    1,300                                           3
    o Gadzoox Networks, Inc.    600                                             --
    o Gen-Probe, Inc.    3,000                                                  93
    o Genencor International, Inc.    14,000                                   155
      General Cable Corp.    2,200                                              10
    o Gentex Corp.    2,300                                                     69
    o Genus, Inc.    500                                                         1
    o Gerber Scientific, Inc.    1,900                                          16
    o Getty Images, Inc.    4,600                                              156
    o Glenayre Technologies, Inc.    2,300                                       2
    o GlobespanVirata, Inc.    5,556                                            34
      Harman International Industries,
      Inc.    3,400                                                            226
    o Harmonic, Inc.    6,342                                                   22
      Harris Corp.    4,000                                                    114
    o Hearst-Argyle Television, Inc.    7,700                                  185
      Helix Technology Corp.    1,100                                           13
    o Herley Industries, Inc.    500                                             8
    o HI/FN, Inc.    800                                                         4
    o Hollywood Entertainment Corp.    11,100                                  197
    o Hutchinson Technology, Inc.    17,100                                    404
    o Ibis Technology Corp.    800                                               4
    o ID Systems, Inc.    500                                                    3
    o Imation Corp.    2,000                                                    69
    o Integrated Circuit Systems, Inc.    2,900                                 63
      Intel Corp.    412,932                                                 7,598
    o Intermagnetics General Corp.    1,371                                     27
    o International Rectifier Corp.    2,600                                    59
    o Internet Security Systems    2,100                                        28
    o Intersil Corp., Class A    5,164                                          96
    o Itron, Inc.    1,500                                                      30
      ITT Industries, Inc.    6,200                                            361
    o Ixia    2,200                                                             13
    o IXYS Corp.    900                                                          6
    o Jabil Circuit, Inc.    10,400                                            194
    o JDS Uniphase Corp.    54,424                                             176
    o JNI Corp.    1,400                                                         5
      Keithley Instruments, Inc.    700                                          9
    o Kemet Corp.    3,700                                                      34
    o KLA-Tencor Corp.    8,400                                                344
    o Kopin Corp.    2,500                                                      12
    o Kulicke & Soffa Industries, Inc.    1,900                                 10
    o L-3 Communications Holdings,
      Inc.    5,600                                                            249
    o Lam Research Corp.    5,700                                               83
    o Lattice Semiconductor Corp.    4,600                                      40


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o LeCroy Corp.    900                                           9
    o Lightpath Technologies, Inc.,
      Class A    75                                                --
      Linear Technology Corp.    13,500                           465
    o Littelfuse, Inc.    4,500                                    88
    o Logicvision, Inc.    1,000                                    2
    o Loral Space & Communications
      Corp.    13,900                                               4
    o LSI Logic Corp.    19,564                                   105
    o Lucent Technologies, Inc.    131,423                        237
    o Macromedia, Inc.    28,000                                  353
    o Manufacturers Services Ltd.    2,500                         10
    o Mattson Technology, Inc.    1,100                             4
      Maxim Integrated Products, Inc.    14,253                   560
    o McData Corp., Class A    2,617                               28
    o Measurement Specialties, Inc.    700                          3
    o MEMC Electronic Materials, Inc.    11,800                   140
    o Merix Corp.    1,200                                          5
    o Merrimac Industries, Inc.    600                              2
    o Mestek, Inc.    700                                          13
    o Metawave Communications Corp.    1,900                       --
      Methode Electronics, Class A    1,100                        12
    o Metromedia Fiber Network, Inc.,
      Class A    18,010                                            --
    o Micrel, Inc.    3,600                                        42
    o Micron Technology, Inc.    25,500                           217
    o Microsemi Corp.    1,000                                     12
    o Microtune, Inc.    2,200                                      4
    o MKS Instruments, Inc.    1,700                               24
      Mocon, Inc.    600                                            4
      Molex, Inc.    10,125                                       236
    o Monolithic System Technology,
      Inc.    1,200                                                 7
      Motorola, Inc.    102,455                                   810
    o MRV Communications, Inc.    4,307                             6
      MTS Systems Corp.    4,500                                   56
    o Multilink Technology Corp.    340                            --
    o Mykrolis Corp.    3,021                                      24
    o Nanogen, Inc.    1,500                                        2
    o Nanometrics, Inc.    300                                      1
    o National Semiconductor Corp.    7,600                       142
    o Netopia, Inc.    2,100                                        5
    o Netro Corp.    573                                            2
    o New Focus, Inc.    2,800                                      9
    o Newport Corp.    1,700                                       22
    o Novoste Corp.    1,600                                       12
    o Nvidia Corp.    7,000                                       100
    o Omnivision Technologies, Inc.    1,400                       34
    o Oplink Communications, Inc.    4,600                          4
    o Optical Communication Products,
      Inc.    500                                                   1
    o OSI Systems, Inc.    1,200                                   18
    o OYO Geospace Corp.    300                                     3
    o P-Com Inc.    520                                            --
      Park Electrochemical Corp.    1,100                          20
    o Parkervision, Inc.    400                                     4
    o ParthusCeva, Inc.    433                                      2
    o Pemstar, Inc.    1,600                                        5
    o Pericom Semiconductor Corp.    1,400                         12
      PerkinElmer, Inc.    5,977                                   59
    o Photronics, Inc.    1,400                                    18
    o Pinnacle Systems, Inc.    1,800                              17
      Pioneer Standard Electronics, Inc.    1,600                  16
    o Pixelworks, Inc.    1,600                                    12
    o Plantronics, Inc.    4,000                                   74
    o Plexus Corp.    1,700                                        17
    o PLX Technology, Inc.    1,300                                 4
    o Powell Industries, Inc.    1,000                             14
    o Power Intergrations, Inc.    1,400                           31
    o Power-One, Inc.    2,500                                     15
    o Powerwave Technologies, Inc.    3,200                        13
    o Proxim Corp., Class A    5,412                                4
      Qualcomm, Inc.    49,300                                  1,572
    o QuickLogic Corp.    900                                       1
    o Rambus, Inc.    5,700                                        82
      Raven Industries, Inc.    1,400                              23
    o Rayovac Corp.    2,800                                       29
    o Remec, Inc.    2,500                                         12
    o Rex Stores Corp.    1,875                                    20
    o RF Micro Devices, Inc.    7,200                              34
      Richardson Electronics Ltd.    1,300                         10
    o Riverstone Networks, Inc.    7,645                            9
    o Rofin-Sinar Technologies, Inc.    1,900                      27


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Rogers Corp.    2,800                                        93
    o Rudolph Technologies, Inc.    500                             8
    o Sanmina-SCI Corp.    21,916                                 105
    o Semitool, Inc.    1,800                                       8
    o Semtech Corp.    3,200                                       51
    o Signal Technology Corp.    4,500                             59
    o Silicon Image, Inc.    2,000                                 12
    o Silicon Laboratories, Inc.    2,500                          71
    o Silicon Storage Technology, Inc.    3,500                    11
    o Siliconix, Inc.    8,100                                    229
    o Sipex Corp.    1,600                                          5
    o Sirenza Microdevices, Inc.    1,300                           2
    o Skyworks Solutions, Inc.    5,689                            30
    o Solectron Corp.    26,820                                    86
    o Spectralink Corp.    1,000                                    8
    o SpeechWorks International, Inc.    1,400                      6
    o Standard Microsystems Corp.    1,100                         14
    o StockerYale, Inc.    500                                     --
    o Superconductor Technologies    1,600                          4
    o Superior Telecom, Inc.    1,124                              --
    o Supertex, Inc.    1,400                                      22
      Symbol Technologies, Inc.    9,637                          105
    o Symmetricom, Inc.    8,450                                   35
    o Synavant, Inc.    1,325                                       3
    o Taser International, Inc.    1,000                            8
    o Technitrol, Inc.    1,500                                    24
    o Tekelec    8,700                                             94
    o Tektronix, Inc.    5,300                                     99
    o Telaxis Communications Corp.    400                          --
    o Tellabs, Inc.    21,600                                     133
    o Teradyne, Inc.    7,059                                      82
    o Terayon Communication Systems
      Corp.    2,800                                                5
    o Tessco Technologies, Inc.    900                              6
      Texas Instruments, Inc.    106,297                        1,965
    o Therma-Wave, Inc.    1,000                                    1
    o Thomas & Betts Corp.    7,300                               115
    o THQ, Inc.    1,950                                           28
    o Three-Five Systems, Inc.    1,099                             6
    o Tollgrade Communications, Inc.    1,100                      16
    o Transmeta Corp.    4,500                                      4
    o Transwitch Corp.    3,100                                     3
    o Tripath Technology, Inc.    1,800                             1
    o Triquint Semiconductor, Inc.    5,310                        19
    o TTM Technologies, Inc.    1,900                               9
    o Tweeter Home Entertainment Group,
      Inc.    1,100                                                 6
    o Ulticom, Inc.    2,300                                       17
      United Industrial Corp.    1,200                             16
      Unitil Corp.    600                                          14
    o Univision Communications, Inc.,
      Class A    14,000                                           424
    o UQM Technologies, Inc.    1,500                               4
    o Valence Technology, Inc.    1,400                             4
    o Varian Semiconductor Equipment
      Associates, Inc.    1,500                                    35
    o Varian, Inc.    5,800                                       183
    o Viasat, Inc.    1,000                                        11
    ~ Viasystems Group, Inc.    4,200                              --
    o Vicor Corp.    1,700                                         11
    o Vishay Intertechnology, Inc.    6,281                        79
    o Visx, Inc.    2,100                                          33
    o Vitesse Semiconductor Corp.    6,800                         21
    o Waters Corp.    6,100                                       146
    o WebMD Corp.    14,426                                       139
    o Western Digital Corp.    7,200                               67
    o Western Wireless Corp., Class A    2,700                     17
    o WilTel Communications, Inc.    4,800                         53
    o Xicor, Inc.    1,000                                          6
    o Xilinx, Inc.    17,900                                      485
    o Zoran Corp.    1,250                                         22
                                                          -----------
                                                               30,526
      ENERGY: RAW MATERIALS 1.8%
      ---------------------------------------------------------------
      Alliance Resource Partners L.P.    1,700                     42
      Anadarko Petroleum Corp.    15,030                          667
      Apache Corp.    9,936                                       569
      APCO Argentina, Inc.    200                                   5
      Arch Coal, Inc.    2,000                                     36
    o ATP Oil & Gas Corp.    1,600                                  5
    o Atwood Oceanics, Inc.    1,200                               31
      Baker Hughes, Inc.    20,300                                568
      Berry Petroleum Co., Class A    2,000                        31


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o BJ Services Co.    6,800                                    248
      BP Prudhoe Bay Royalty Trust    2,200                        32
      Buckeye Partners L.P.    3,400                              123
      Burlington Resources, Inc.    11,000                        509
      Cabot Oil & Gas Corp.    14,400                             353
      Chesapeake Energy Corp.    6,600                             53
    o Comstock Resources, Inc.    4,500                            50
    o Cooper Cameron Corp.    2,300                               110
      Cross Timbers Royalty Trust    1,400                         29
    o Crosstex Energy L.P.    1,000                                26
    o Denbury Resources, Inc.    4,900                             52
      Devon Energy Corp.    15,680                                741
      Enbridge Energy Management LLC    1,023                      42
    o Encore Acquisition Co.    1,500                              26
    o Energy Conversion Devices, Inc.    600                        6
    o Energy Partners Ltd.    1,700                                17
      ENSCO International, Inc.    5,700                          145
      Enterprise Products Partners L.P.    10,500                 238
      EOG Resources, Inc.    11,400                               426
    o Evergreen Resources, Inc.    800                             38
    o Evergreen Solar, Inc.    1,000                                2
    o FMC Technologies, Inc.    4,591                              86
    o Forest Oil Corp.    4,450                                    92
    o Friede Goldman Halter, Inc.    1,855                         --
    o FuelCell Energy, Inc.    1,200                                7
    o Grant Prideco, Inc.    3,600                                 41
    o Grey Wolf, Inc.    5,800                                     24
      Halliburton Co.    39,600                                   848
      Helmerich & Payne, Inc.    2,300                             59
      Hugoton Royalty Trust    3,300                               48
      Kaneb Services LLC    1,466                                  34
    o Key Energy Services, Inc.    4,800                           48
      Kinder Morgan Energy Partners L.P.    1,502                  59
      The Laclede Group, Inc.    800                               19
      Lufkin Industries, Inc.    500                               11
    o Markwest Energy Partners L.P.    500                         14
      Massey Energy Co.    3,500                                   37
      Nabors Industries Ltd.    11,817                            463
      Natural Resource Partners L.P.    2,000                      51
      NL Industries    2,800                                       49
    o Noble Corp.    6,100                                        189
      Noble Energy, Inc.    3,500                                 116
      Occidental Petroleum Corp.    24,100                        719
    o Offshore Logistics, Inc.    1,100                            21
    o Oil States International, Inc.    17,800                    203
      Pacific Energy Partners L.P.    1,000                        23
    o Parker Drilling Co.    2,800                                  6
    o Patterson-UTI Energy, Inc.    3,100                         103
      Peabody Energy Corp.    2,300                                65
      Penn Virginia Resource
      Partners L.P.    1,000                                       26
      Plains All American Pipeline
      L.P.    4,600                                               131
    o Plains Exploration & Production
      Co.    1,500                                                 13
    o Plains Resources, Inc.    1,500                              18
    o Premcor, Inc.    2,600                                       58
    o Pride International, Inc.    5,200                           81
    o Proton Energy Systems, Inc.    1,400                          4
    o Quicksilver Resource, Inc.    1,400                          32
    o Range Resources Corp.    2,400                               14
      Rowan Cos., Inc.    3,400                                    70
      RPC, Inc.    900                                             10
      Schlumberger Ltd.    30,000                               1,258
    o Smith International, Inc.    4,400                          156
      TC Pipelines L.P.    2,900                                   79
      Tidewater, Inc.    2,700                                     73
    o Tom Brown, Inc.    3,200                                     78
    o Ultra Petroleum Corp.    4,000                               40
    o Unit Corp.    2,400                                          47
      USEC, Inc.    3,000                                          17
      Valero Energy Corp.    8,649                                318
      Valero L.P.    1,600                                         63
    o Varco International, Inc.    5,140                           90
    o W-H Energy Services, Inc.    900                             16
      Weatherford International Ltd.    4,800                     193
      Western Gas Resources, Inc.    2,000                         73
    o Westmoreland Coal Co.    3,500                               53
    o Westport Resources Corp.    5,725                           119
      Williams Energy Partners L.P.    1,200                       51
      World Fuel Services Corp.    500                             11
      XTO Energy, Inc.    9,066                                   177
                                                          -----------
                                                               12,024


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      FOOD & AGRICULTURE  4.2%
      ---------------------------------------------------------------
      Altria Group, Inc.    127,700                             3,928
    o American Italian Pasta Co.,
      Class A    1,000                                             44
      The Andersons, Inc.    1,500                                 17
      Archer-Daniels-Midland Co.    63,858                        708
    o Aurora Foods, Inc.    2,500                                   1
      Bob Evans Farms, Inc.    2,200                               56
      Bridgford Foods Corp.    300                                  2
      Bunge Ltd.    5,800                                         162
    o Cadiz, Inc.    2,100                                         --
      Campbell Soup Co.    24,500                                 540
    o Chiquita Brands International,
      Inc.    10,000                                              135
      Coca-Cola Bottling Co.
      Consolidated    400                                          20
      The Coca-Cola Co.    146,800                              5,931
      Coca-Cola Enterprises, Inc.    27,200                       530
      ConAgra Foods, Inc.    51,093                             1,073
      Corn Products International, Inc.    7,800                  233
    o Dean Foods Co.    5,742                                     250
    o Del Monte Foods Co.    8,931                                 71
      Delta & Pine Land Co.    2,000                               47
      Dreyer's Grand Ice Cream, Inc.    2,300                     147
    o Eden Bioscience Corp.    1,000                                2
    o Embrex, Inc.    1,300                                        12
      Fleming Cos., Inc.    3,400                                  --
      Flowers Foods, Inc.    13,010                               368
      Fresh Brands, Inc.    1,800                                  24
      Fresh Del Monte Produce, Inc.    4,200                       82
      General Mills, Inc.    21,900                               988
    o Green Mountain Coffee Roasters,
      Inc.    900                                                  16
    o Griffen Land & Nurseries, Inc.    300                         4
      H.J. Heinz Co.    21,900                                    654
    o Hain Celestial Group, Inc.    1,406                          24
      Hershey Foods Corp.    8,200                                535
      Hormel Foods Corp.    6,500                                 150
      IMC Global, Inc.    3,500                                    32
      Ingles Markets, Inc., Class A    300                          3
      Interstate Bakeries    8,000                                 84
    o J & J Snack Foods Corp.    3,200                            100
      The J.M. Smuckers Co.    2,438                               88
    o John B. Sanfilippo & Son    5,000                            94
      Kellogg Co.    24,900                                       815
      Kraft Foods, Inc., Class A    14,500                        448
      Lance, Inc.    1,900                                         14
    o Lesco, Inc.    500                                            5
      Lindsay Manufacturing Co.    800                             17
    o M & F Worldwide Corp.    1,200                                9
      Marsh Supermarkets, Inc., Class B    1,000                   11
    o Maui Land & Pineapple Co., Inc.    800                       17
      McCormick & Co., Inc.    5,800                              144
      MGP Ingredients, Inc.    1,700                               12
      Monsanto Co.    16,645                                      290
    o Monterey Pasta Co.    700                                     2
      Nash Finch Co.    1,700                                      21
    o National Beverage Corp.    3,700                             52
    o Neogen Corp.    500                                           8
    o The Pantry, Inc.    400                                       3
    o Peet's Coffee & Tea, Inc.    1,800                           31
      The Pepsi Bottling Group, Inc.    18,200                    374
      PepsiAmericas, Inc.    13,200                               165
      PepsiCo, Inc.    106,600                                  4,614
    o Performance Food Group Co.    1,900                          67
      Pilgrim's Pride Corp., Class B    1,400                      12
    o Ralcorp Holdings, Inc.    6,700                             167
    o Rocky Mountain Chocolate
      Factory, Inc.    1,000                                        8
      Sanderson Farms, Inc.    3,500                               66
      Sara Lee Corp.    47,378                                    795
    o The Scotts Co., Class A    2,800                            159
      Seaboard Corp.    200                                        42
      Sensient Technologies Corp.    2,300                         51
    o Smithfield Foods, Inc.    6,300                             123
    o Spartan Stores, Inc.    500                                   1
      Supervalu, Inc.    18,087                                   298
    o Surebeam Corp., Class A    2,711                              8
      Sysco Corp.    39,536                                     1,136
      Tasty Baking Co.    500                                       4
    o Tejon Ranch Co.    674                                       19
      Tootsie Roll Industries, Inc.    2,190                       63
      Tyson Foods, Inc., Class A    15,240                        147
    o United Natural Foods, Inc.    1,300                          38


See financial notes.

                                                          MKT. VALUE
    SECURITY AND NUMBER OF SHARES                         ($ x 1,000)
      Vector Group Ltd.    1,169                                   13
    o Whole Foods Market, Inc.    6,100                           362
    o Wild Oats Markets, Inc.    3,800                             41
      Wm. Wrigley Jr. Co.    9,600                                544
    o Zapata Corp.    1,000                                        37
                                                          -----------
                                                               28,408
      GOLD  0.1%
      ---------------------------------------------------------------
      Barrick Gold Corp.    5,565                                  83
      Glamis Gold Ltd.    4,000                                    45
    o Golden Cycle Gold Corp.    600                               10
      Meridian Gold, Inc.    6,600                                 67
      Newmont Mining Corp.    11,251                              304
      Royal Gold, Inc.    3,700                                    59
                                                          -----------
                                                                  568
      HEALTHCARE / DRUGS & MEDICINE  13.6%
      ---------------------------------------------------------------
      Abbott Laboratories    96,205                             3,909
    o Abgenix, Inc.    3,600                                       34
    o Abiomed, Inc.    800                                          3
    o Acacia Research-- CombiMatrix    184                         --
    o Accredo Health, Inc.    2,841                                42
    o Aclara BioSciences, Inc.    2,400                             5
    o Adolor Corp.    1,700                                        24
    o Advanced Medical Optics, Inc.    2,400                       34
    o Advanced Neuromodulation
      Systems, Inc.    700                                         29
    o AdvancePCS Corp.    5,300                                   159
    o AeroGen, Inc.    3,200                                        1
    o Affymetrix, Inc.    2,300                                    43
    o Alaris Medical, Inc.    5,000                                48
    o Albany Molecular Research, Inc.    1,600                     18
    o Align Technology, Inc.    1,700                              13
    o Alkermes, Inc.    3,100                                      31
      Allergan, Inc.    8,400                                     590
    o Alliance Imaging, Inc.    1,800                               8
    o Alliance Pharmaceutical Corp.    220                         --
    o Allscripts Healthcare Solutions,    1,900                     5
      Inc.
      Alpharma, Inc., Class A    3,700                             69
    o America Service Group, Inc.    800                           10
    o American Healthways, Inc.    1,550                           38
    o American Medical Security Group,Inc.    5,600                95
    o American Medical Systems
      Holdings, Inc.    1,400                                      22
    o AMERIGROUP Corp.    900                                      26
      AmerisourceBergen Corp.    4,824                            279
    o Amgen, Inc.    78,668                                     4,823
    o AMN Healthcare Services, Inc.    2,200                       20
    o Amsurg Corp.    700                                          18
    o Amylin Pharmaceuticals, Inc.    2,300                        44
    o Andrx Corp.    3,900                                         63
    o Anthem, Inc.    14,417                                      990
    o Antigenics, Inc.    1,400                                    14
    o Aphton Corp.    800                                           3
    o Apogent Technologies, Inc.    5,100                          88
    o Applied Molecular Evolution, Inc.    2,100                    7
    o Apria Healthcare Group, Inc.    10,500                      246
    o Arena Pharmaceuticals, Inc.    800                            5
    o Arqule, Inc.    1,300                                         5
      Arrow International, Inc.    3,200                          137
    o Arthrocare Corp.    1,400                                    21
    o Aspect Medical Systems, Inc.    1,200                         5
    o Atrix Labs, Inc.    1,400                                    25
    o AVANIR Pharmaceuticals, Class A    1,900                      3
    o Avant Immunotherapeutics, Inc.    3,000                       4
    o Avigen, Inc.    900                                           3
    o Barr Laboratories, Inc.    3,354                            186
      Bausch & Lomb, Inc.    3,400                                120
      Baxter International, Inc.    26,118                        601
      Beckman Coulter, Inc.    3,100                              120
      Becton Dickinson & Co.    17,300                            612
    o Beverly Enterprises, Inc.    3,800                            7
    o Bio-Rad Laboratories, Inc., Class A     1,000                47
    o Bio-Technology General Corp.    2,300                         8
    o BioCryst Pharmaceuticals, Inc.    1,400                       2
    o Biogen, Inc.    6,500                                       247
    o BioMarin Pharmaceuticals, Inc.    1,800                      20
      Biomet, Inc.    17,625                                      537
    o Biopure Corp.    1,200                                        4
    o Bioreliance Corp.    4,000                                   80
    o Biosite, Inc.    1,400                                       60
    o Biosource International, Inc.    1,500                        9
    o Bone Care International, Inc.    1,400                       11
    o Boston Scientific Corp.    23,400                         1,007


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Bradley Pharmaceuticals, Inc.    5,500                       79
      Bristol-Myers Squibb Co.    21,550                        3,104
      C.R. Bard, Inc.    4,000                                    254
    o Cantel Medical Corp.    1,381                                19
      Cardinal Health, Inc.    24,660                           1,363
    o Caremark Rx, Inc.    16,900                                 336
    o Celera Genomics Group - Applera
      Corp.    3,100                                               33
    o Celgene Corp.    3,000                                       80
    o Cell Genesys, Inc.    1,500                                  13
    o Cell Pathways, Inc.    1,600                                  2
    o Cell Therapeutics, Inc.    1,400                             13
    o Cephalon, Inc.    3,500                                     143
    o Cerus Corp.    500                                            4
    o Charles River Laboratories
      International, Inc.    1,900                                 52
    o Chattem, Inc.    1,200                                       16
    o Chiron Corp.    10,100                                      412
    o Cholestech Corp.    1,700                                    20
    o ChromaVision Medical Systems, Inc.    1,100                   1
    o Chronimed, Inc.    600                                        5
    o Ciphergen Biosystems, Inc.    1,700                           8
    o Closure Medical Corp.    3,400                               61
    o Community Health Systems, Inc.    4,100                      78
    o Conmed Corp.    1,700                                        30
      Cooper Cos., Inc.    2,200                                   61
    o Corixa Corp.    1,802                                        13
    o Corvel Corp.    1,900                                        59
    o Covance, Inc.    5,800                                      103
    o Coventry Health Care, Inc.    9,600                         392
    o CryoLife, Inc.    750                                         6
    o CTI Molecular Imaging, Inc.    2,000                         37
    o Cubist Pharmaceuticals, Inc.    1,900                        18
    o CuraGen Corp.    2,100                                       10
    o Curis, Inc.    3,140                                          7
    o CV Therapeutics, Inc.    1,100                               22
    o CyberCare, Inc.    900                                       --
    o Cygnus, Inc.    600                                          --
    o Cyotgen Corp.    230                                          1
      D&K Healthcare Resources, Inc.    700                         9
      Datascope Corp.    1,000                                     29
    o DaVita, Inc.    16,500                                      340
    o Deltagen, Inc.    2,200                                       1
    o Dendreon Corp.    1,400                                       7
      Dentsply International, Inc.    4,050                       152
      Diagnostic Products Corp.    1,700                           67
    o Digene Corp.    1,400                                       27
    o Diversa Corp.    1,100                                       11
    o DJ Orthopedics, Inc.    500                                   3
    o Durect Corp.    2,000                                         6
    o Dynacq International, Inc.    3,600                          46
    o Edwards Lifesciences Corp.    3,900                         113
      Eli Lilly & Co.    59,500                                 3,797
    o Emisphere Technologies, Inc.    800                           2
    o Endo Pharmaceutical Holdings,
      Inc.    8,000                                               132
    o Entremed, Inc.    1,200                                       3
    o Enzo Biochem, Inc.    1,617                                  24
    o Enzon Pharmaceuticals, Inc.    1,900                         26
    o Eon Labs, Inc.    2,400                                      74
    o Exelixis, Inc.    1,800                                      15
    o Express Scripts, Inc.    3,800                              224
    o First Health Group Corp.    4,400                           110
    o First Horizon Pharmaceutical Corp.    900                     2
    o Fischer Imaging Corp.    500                                  2
    o Forest Laboratories, Inc.    25,000                       1,293
    o Genaissance Pharmaceuticals, Inc.    1,800                    2
    o Gene Logic, Inc.    1,300                                     9
    o Genelabs Technologies    800                                  1
    o Genentech, Inc.    9,700                                    369
    o Genesis Health Ventures, Inc.    12,500                     187
    o Genome Therapeutics Corp.    2,100                            5
    o Genta, Inc.    2,900                                         22
    o Gentiva Health Services    750                                7
    o Genzyme Corp. -- General Division    9,232                  372
    o Geron Corp.    1,000                                          5
    o Gilead Sciences, Inc.    11,360                             524
    o GTC Biotherapeutics, Inc.    1,800                            3
    o Guidant Corp.    25,816                                   1,007
    o Guilford Pharmaceuticals, Inc.    1,200                       6
    o Haemonetics Corp.    3,700                                   66
    o Hanger Orthopedic Group, Inc.    5,400                       56
      Harvard Bioscience, Inc.    500                               2
      HCA, Inc.    23,600                                         758


See financial notes.

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
      Health Management Associates, Inc.,
      Class A    10,900                                           186
    o Health Net, Inc.    16,600                                  433
    o Healthcare Services Group    2,500                           33
    o HealthExtras, Inc.    1,900                                   8
    o HealthTronics Surgical Services,Inc.    2,500                20
    o Henry Schein, Inc.    2,300                                  99
    o Hologic, Inc.    2,600                                       23
      Hooper Holmes, Inc.    2,100                                 13
    o Human Genome Sciences, Inc.    5,100                         60
    o Humana, Inc.    18,900                                      209
    o I-Stat Corp.    600                                           4
      ICN Pharmaceuticals, Inc.    4,600                           40
    o ICOS Corp.    2,700                                          72
    o ICU Medical, Inc.    550                                     17
    o Idec Pharmaceuticals Corp.    6,900                         226
    o Idexx Laboratories, Inc.    7,000                           273
    o Igen International, Inc.    1,300                            47
    o Ii-Vi, Inc.    5,000                                         97
    o Illumina, Inc.    1,500                                       3
    o ImClone Systems, Inc.    4,435                               81
    o Immucor, Inc.    750                                         15
    o Immunogen, Inc.    1,500                                      5
    o Immunomedics, Inc.    2,400                                   9
    o IMPAC Medical Systems, Inc.    3,000                         53
    o Impax Laboratories, Inc.    1,600                             9
      IMS Health, Inc.    16,300                                  251
    o Inamed Corp.    9,300                                       347
    o Incyte Genomics, Inc.    2,600                                9
    o Indevus Pharmaceuticals, Inc.    1,800                        7
    o Inspire Pharmaceuticals, Inc.    1,300                       19
    o Integra LifeSciences Holdings
      Corp.    3,600                                               96
    o InterMune, Inc.    1,100                                     22
    o Intuitive Surgical, Inc.    2,100                            13
      Invacare Corp.    2,000                                      64
    o Inveresk Research Group, Inc.    1,700                       24
    o Invitrogen Corp.    3,629                                   119
    o Isis Pharmaceuticals, Inc.    1,900                          11
    o IVAX Corp.    8,750                                         141
  (7) Johnson & Johnson    187,670                             10,577
    o Kendle International, Inc.    1,700                           8
    o Kindred Healthcare, Inc.    2,312                            34
    o King Pharmaceuticals, Inc.    16,016                        202
    o Kos Pharmaceuticals, Inc.    700                             14
    o Kosan Biosciences, Inc.    2,500                             16
    o KV Pharmaceutical Co., Class A    1,800                      40
    o LabOne, Inc.    2,100                                        40
    o Laboratory Corp. of America
      Holdings    13,500                                          398
      Landauer, Inc.    1,100                                      42
    o Large Scale Biology Corp.    2,400                            2
    o LifePoint Hospitals, Inc.    2,300                           45
    o Ligand Pharmaceuticals, Inc.,
      Class B    2,300                                             20
    o Lincare Holdings, Inc.    4,900                             149
    o Magellan Health Services, Inc.    2,200                      --
    o Manor Care, Inc.    8,000                                   156
    o Matria Healthcare, Inc.    1,200                             15
    o Maxim Pharmaceuticals, Inc.    2,400                          9
    o Maxygen, Inc.    1,500                                       12
      McKesson Corp.    18,900                                    524
    o Med-Design Corp.    1,200                                     5
    o Medamicus, Inc.    500                                        4
    o Medarex, Inc.    3,000                                       13
    o Medcath Corp.    1,500                                        7
    o Medicines Co.    1,700                                       35
    o Medicis Pharmaceutical Corp.,
      Class A    1,700                                             98
    o Medimmune, Inc.    9,875                                    348
    o MedQuist, Inc.    3,217                                      61
      Medtronic, Inc.    74,874                                 3,574
      Mentor Corp.    3,000                                        56
 (10) Merck & Co., Inc.    139,552                              8,119
    o Merit Medical Systems, Inc.    1,250                         24
    o MGI Pharma, Inc.    1,900                                    27
    o Mid Atlantic Medical Services,
      Inc.    8,300                                               361
    o Millennium Pharmaceuticals,Inc.    11,956                   132
    o MIM Corp.    1,500                                           11
    o Molecular Devices Corp.    8,100                            102
      Mylan Laboratories, Inc.    30,000                          848


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                          MKT. VALUE
      SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
    o Myriad Genetics, Inc.    1,400                               17
    o Nabi Biopharmaceuticals    2,800                             18
    o Napro Biotherapeutics, Inc.    1,200                          1
    o National Healthcare Corp.    600                             11
    o National Medical Health Card
      Systems, Inc.    800                                          7
      Nature's Sunshine Products,
      Inc.    2,000                                                19
    o NBTY, Inc.    16,000                                        248
      NDCHealth Corp.    1,900                                     37
    o Nektar Therapeutics    2,200                                 18
    o NeoRx Corp.    400                                            1
    o Neose Technologies, Inc.    500                               4
    o Neurocrine Biosciences, Inc.    1,400                        63
    o Neurogen Corp.    800                                         3
    o North American Scientific, Inc.    700                        5
    o Northfield Laboratories, Inc.    1,100                        7
    o Noven Pharmacuticals, Inc.    5,500                          53
    o NPS Pharmacuticals, Inc.    1,000                            19
    o Nuvelo, Inc.    900                                           1
    o NWH, Inc.    1,000                                           17
    o Odyssey HealthCare, Inc.    1,500                            39
      Omnicare, Inc.    7,500                                     199
    o Onyx Pharmaceuticals, Inc.    1,800                          16
    o Option Care, Inc.    1,500                                   14
    o OraSure Technologies, Inc.    1,500                          10
    o Orchid BioSciences, Inc..    1,400                            1
    o Organogenesis, Inc    2,100                                  --
    o Orthodontic Centers of America,
      Inc.    2,112                                                12
    o OSI Pharmaceuticals, Inc.    1,600                           34
      Owens & Minor, Inc.    1,500                                 28
    o Oxford Health Plans, Inc.    21,700                         635
    o Oxigene, Inc.    900                                          2
    o Pacificare Health Systems, Inc.    9,400                    299
    o Pain Therapeutics, Inc.    2,600                              8
    o Paradigm Genetics, Inc.    400                               --
      Parexel International Corp.    2,400                         31
    o Patterson Dental Co.    3,300                               133
    o Pediatrix Medical Group, Inc.    3,000                       96
      Perrigo Co.    3,300                                         51
  (4) Pfizer, Inc.    487,052                                  14,977
    o Pharmaceutical Product Development,
      Inc.    2,500                                                65
    o Pharmaceutical Resources, Inc.    1,900                      84
    o Pharmacopeia, Inc.    1,300                                  12
    o Pharmacyclics, Inc.    1,100                                  4
      PolyMedica Corp.    2,200                                    82
    o Possis Medical, Inc.    1,100                                21
    o Pozen, Inc.    1,300                                          6
    o PracticeWorks, Inc.    2,000                                 24
    o Priority Healthcare Corp., Class B    2,000                  46
    o Protein Design Labs, Inc.    4,100                           41
    o Province Healthcare Co.    2,325                             23
    o PSS World Medical, Inc.    2,800                             17
    o QMed, Inc.    500                                             3
    o Quest Diagnostics    6,410                                  383
    o Quintiles Transnational Corp.    10,600                     149
    o Regeneration Technologies, Inc.    1,700                     17
    o Regeneron Pharmaceuticals, Inc.    1,900                     12
    o RehabCare Group, Inc.    1,500                               26
    o Renal Care Group, Inc.    4,700                             152
    o Resmed, Inc.    2,000                                        73
    o Respironics, Inc.    1,900                                   73
    o Sangamo Biosciences, Inc.    1,200                            3
    o Sangstat Medical Corp.    2,000                              25
      Schering-Plough Corp.    60,950                           1,103
    o Select Medical Corp.    2,500                                42
    o Sepracor, Inc.    3,100                                      59
    o Sequenom, Inc.    1,600                                       3
    o Serologicals Corp.    1,200                                  11
    o SICOR, Inc.    5,200                                         93
    o Sierra Health Services, Inc.    11,700                      194
    o Sola International, Inc.    2,700                            38
    o SonoSite, Inc.    1,600                                      26
    o Specialty Laboratories    700                                 6
    o St. Jude Medical, Inc.    14,800                            776
    o Steris Corp.    6,100                                       138
      Stryker Corp.    11,300                                     757
    o Sunrise Assisted Living, Inc.    4,900                      132
    o Sunrise Technologies
      International    1,700                                       --
    o SuperGen, Inc.    900                                         3
    o Sybron Dental Specialties, Inc.    4,633                     94


See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o Tanox, Inc.    1,900                                  30
    o Techne Corp.    1,300                                 29
    o Tenet Healthcare Corp.    30,150                     447
    o Texas Biotech Corp.    2,600                           5
    o Theragenics Corp.    2,500                            11
    o Therasense, Inc.    2,300                             18
    o Third Wave Technologies, Inc.    1,800                 7
    o Thoratec Corp. 2,636                                  36
    o Titan Pharmaceuticals, Inc.    800                     1
    o Transgenomic, Inc. 1,200                               1
    o Transkaryotic Therapies, Inc.    900                   5
    o Triad Hospitals, Inc.    3,544                        78
    o Trimeris, Inc.    500                                 22
    o TriPath Imaging, Inc.    2,600                        10
    o Tripos, Inc.    1,000                                  5
    o United Defense Industries, Inc.    900                22
    o United Surgical Partners International,
      Inc.    1,400                                         26
      UnitedHealth Group, Inc.    21,100                 1,944
    o Universal Health Services,
      Class B    3,000                                     116
    o Urologix, Inc.    1,800                                3
    o US Oncology, Inc.    3,700                            27
    o USANA Health Sciences, Inc .    3,000                 81
    o Utah Medical Products, Inc .    2,500                 48
    o Varian Medical Systems, Inc.     3,600               194
    o Vaxgen, Inc.    600                                    2
    o VCA Antech, Inc.    2,700                             45
    o Ventana Medical Systems    1, 200                     27
    o Vertex Pharmaceuticals, Inc.     3,144                38
    o Viasys Healthcare, Inc.    1,482                      24
    o Vical, Inc.    1,600                                   4
    o Viropharma, Inc.    1,000                              3
    o VistaCare, Inc., Class A    3 ,500                    71
      Vital Signs, Inc. 1,900                               54
    o Watson Pharmaceuticals, Inc.    11,032               321
    o WellChoice, Inc.    2,500                             53
    o WellPoint Health Networks, Inc.    9,700             737
      West Pharmaceutical Services, Inc.    3,300           79
    o Whitman Education Group, Inc.    1,500                22
    o Wright Medical Group, Inc.    1,700                   32
      Wyeth    83,000                                    3,613
    o XOMA Ltd. 2,400                                       12
    o Young Innovations, Inc.    2,000                      44
    o Zimmer Holdings, Inc.    7,300                       342
    o Zymogenetics, Inc.    2,000                           23
                                                    ----------
                                                        92,456

      HOUSEHOLD PRODUCTS 2.2%
      --------------------------------------------------------
      Alberto-Culver Co., Class B    3,300                 163
      Avon Products, Inc.    17,000                        989
      Church & Dwight Co., Inc.    3,300                   104
      Clorox Co.    27,000                               1,221
      Colgate-Palmolive Co.    31,500                    1,801
    o DEL Laboratories, Inc.    1,000                       23
      The Dial Corp.    13,100                             273
      The Estee Lauder Cos., Inc.,
      Class A    10,300                                    335
      The Gillette Co.    68,900                         2,098
    o Inter Parfums, Inc.    675                             5
      International Flavors & Fragrances,
      Inc.    6,900                                        219
      Nu Skin Enterprises, Inc.,
      Class A    6,500                                      58
    o Playtex Products, Inc.    2,800                       20
      Procter & Gamble Co.    82,200                     7,386
    o Revlon, Inc., Class A    1,800                         6
                                                    ----------
                                                        14,701

      INSURANCE 4.7%
      --------------------------------------------------------
      21st Century Holding Co.    1,000                     13
      21st Century Insurance Group    4,700                 64
      Aetna, Inc.    14,800                                737
      AFLAC, Inc.    31,600                              1,034
      Alfa Corp.    4,800                                   62
    o Alleghany Corp.    212                                36
    o Allmerica Financial Corp.    2,400                    37
      The Allstate Corp.    43,874                       1,658
      AMBAC Financial Group, Inc.    5,250                 306
      American Financial Group, Inc.    3,000               67
  (8) American International Group,
      Inc.    154,922                                    8,978
      American National Insurance
      Co.    1,300                                         104


                                                            See financial notes.
                                                                              99

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o American Physicians Capital,
      Inc.    2,500                                         57
      AmerUs Group Co.    1,900                             50
      AON Corp.    11,500                                  255
      Arch Capital Group Ltd.    1,400                      49
      Argonaut Group, Inc.    2,400                         24
      Arthur J. Gallagher & Co.    4,300                   107
      Baldwin & Lyons, Inc., Class B    750                 17
      Brown & Brown, Inc.    3,000                         107
      Chubb Corp.    7,047                                 373
      CIGNA Corp.    10,300                                539
      Cincinnati Financial Corp.    12,200                 450
    o Clark/Bardes, Inc.    1,700                           20
    o CNA Financial Corp.    13,700                        328
      CNA Surety Corp.    2,200                             20
    o Cobalt Corp.    3,900                                 64
      Commerce Group, Inc.    1,600                         59
    o Conseco, Inc.    12,600                               --
      Crawford & Co., Class B    1,600                       8
      Delphi Financial Group, Inc.,
      Class A    3,010                                     133
      EMC Insurance Group, Inc.    1,200                    23
      Erie Indemnity Co., Class A    3,000                 112
      FBL Financial Group, Inc.,
      Class A    2,090                                      42
      Fidelity National Financial, Inc.    10,872          374
      Financial Industries Corp.    700                     10
      First American Corp.    4,800                        127
    o FPIC Insurance Group, Inc.    400                      4
      Fremont General Corp.    2,000                        19
      Great American Financial
      Resources, Inc.    2,800                              40
      Harleysville Group, Inc.    1,800                     42
      Hartford Financial Services
      Group, Inc.    16,300                                664
      HCC Insurance Holdings, Inc.    2,100                 58
      Hilb, Rogal & Hamilton Co.    2,000                   71
      Horace Mann Educators Corp.    1,800                  27
      Independence Holding Co.    1,500                     29
    o Infinity Property & Casualty Corp.    2,500           53
      Jefferson-Pilot Corp.    7,100                       285
      John Hancock Financial Services,
      Inc.    17,900                                       519
      Kansas City Life Insurance Co.    2,000               81
      Landamerica Financial Group, Inc.    5,800           238
      Leucadia National Corp.    3,100                     118
      Liberty Corp.    1,000                                44
      Lincoln National Corp.    12,600                     403
      Loews Corp.    9,900                                 409
    o Markel Corp.    300                                   73
      Marsh & McLennan Cos., Inc.    43,000              2,050
      MBIA, Inc.    8,050                                  360
      Mercury General Corp.    2,900                       128
      Metlife, Inc.    43,000                            1,235
      MGIC Investment Corp.    6,300                       286
      The Midland Co.    1,800                              37
    o MIIX Group, Inc.    2,400                              1
      Mony Group, Inc.    1,500                             35
    o National Western Life Insurance Co.,
      Class A    300                                        30
      Nationwide Financial Services, Inc.,
      Class A    1,300                                      37
    o Navigators Group, Inc.    1,500                       40
      NYMAGIC, Inc.    2,100                                46
      Odyssey Re Holdings Corp.    2,900                    61
    o Ohio Casualty Corp.    3,000                          38
      Old Republic International Corp.    10,900           334
    o Penn Treaty American Corp.    600                      1
      Penn-America Group, Inc.    1,400                     15
    o Philadelphia Consolidated Holding
      Co.    1,000                                          39
      The Phoenix Cos., Inc.    4,500                       36
      PMA Capital Corp., Class A    700                      6
      The PMI Group, Inc.    8,100                         250
      Presidential Life Corp.    1,000                       8
      Principal Financial Group, Inc.    20,900            608
    o ProAssurance Corp.    1,670                           43
      The Progressive Corp.    23,300                    1,584
      Protective Life Corp.    5,500                       158
      Prudential Financial, Inc.    32,500               1,039
      Radian Group, Inc.    9,202                          365
      Reinsurance Group of America,
      Inc.    2,600                                         74
      RLI Corp.    2,800                                    83
      Safeco Corp.    8,500                                327
      Safety Insurance Group,
      Inc.    1,000                                         14


See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      SCPIE Holdings, Inc.    700                            6
      Selective Insurance Group, Inc.    1,200              30
    o SNTL Corp.-- Litigation Trust
      Certificates    1,300                                 --
      St. Paul Cos., Inc.    8,100                         278
      Stancorp Financial Group, Inc.    2,500              134
      State Auto Financial Corp.    1,300                   24
    o Stewart Information Services
      Corp.    3,700                                        99
      Torchmark Corp.    10,600                            411
      Travelers Property Casualty Corp.,
      Class A    20,549                                    333
      Travelers Property Casualty Corp.,
      Class B    27,290                                    443
    o Triad Guaranty, Inc.    1,700                         68
      Trico Bancshares    200                                5
    o UICI    2,500                                         30
      United Fire & Casualty Co.    500                     16
      Unitrin, Inc.    3,100                                77
      UnumProvident Corp.    13,414                        154
    o USI Holdings Corp.    4,500                           47
      W.R. Berkley Corp.    6,800                          316
      Wesco Financial Corp.    200                          58
      White Mountains Insurance Group,
      Inc.    200                                           75
      Zenith National Insurance
      Corp.    1,100                                        28
                                                    ----------
                                                        31,621

      MEDIA 4.5%
      --------------------------------------------------------
    o Acacia Research -- Acacia
      Technologies    330                                   --
    o Acme Communications, Inc.    1,900                    13
      Advanced Marketing Services    900                    11
    o AMC Entertainment, Inc.    2,900                      28
    o American Tower Corp., Class A    7,200                48
    o AOL Time Warner, Inc.    272,952                   3,734
    o Arris Group, Inc.    2,600                            10
      Banta Corp.    2,700                                  84
      Belo Corp., Class A    9,400                         212
    o Cablevision Systems Corp., NY Group,
      Class A    14,300                                    321
      Cadmus Communications Corp.    1,900                  17
    o California Amplifier, Inc.    1,000                    3
    o Charter Communications, Inc.,
      Class A    11,800                                     20
    o Clear Channel Communications,
      Inc.    37,221                                     1,456
    o CNET Networks, Inc.    4,983                          18
    o Comcast Corp., Class A    57,336                   1,830
    o Comcast Corp., Special Class A    42,800           1,287
    o Consolidated Graphics, Inc.    3,900                  75
    o Cox Communications, Inc.,
      Class A    36,135                                  1,196
    o CTC Communications Group,
      Inc.    1,550                                         --
    o Cumulus Media, Inc., Class A    2,600                 45
    o Daily Journal Corp.    500                            12
      Dow Jones & Co., Inc.    5,000                       198
    o Drexler Technology Corp.    1,000                     16
      The E.W. Scripps Co., Class A    5,000               396
    o EchoStar Communications Corp.,
      Class A    14,800                                    443
    o Emmis Communications Corp.,
      Class A    2,800                                      53
    o Entercom Communications Corp.    3,000               146
    o Fox Entertainment Group, Inc.,
      Class A    25,350                                    644
      Gannett Co., Inc.    16,500                        1,249
    o Gaylord Entertainment Co.    1,800                    37
    o GC Cos., Inc.    500                                  --
    o GenesisIntermedia, Inc.    1,200                      --
      Gray Television, Inc.    1,600                        18
      Gray Television, Inc., Class A    1,000               13
      Grey Global Group, Inc.    200                       130
      Harte-Hanks, Inc.    8,100                           146
    o Hispanic Broadcasting Corp.    6,600                 169
      Hollinger International, Inc.    5,300                49
    o Information Holdings, Inc.    2,200                   38
    o Insight Communications Co.    2,700                   37
      John Wiley & Sons, Class A    3,800                   93
    o Journal Register Co.    3,200                         57
      Knight-Ridder, Inc.    5,700                         368
      Lee Enterprises, Inc.    2,500                        90
    o Liberty Media Corp., Class A    148,377            1,632
    o Lifeline Systems, Inc.    2,300                       55


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
   ~o Loews Cineplex Entertainment Corp.    900             --
    o Lynch Interactive Corp.    900                        19
    o Martha Stewart Living Omnimedia,
      Class A    1,400                                      12
      McClatchy Co., Class A    7,200                    422
      The McGraw-Hill Cos., Inc.    17,300               1,010
      Media General, Inc., Class A    2,000                110
    o Mediacom Communications Corp.    4,600                46
      Meredith Corp.    6,000                              259
    o Metro-Goldwyn-Mayer, Inc.    15,217                  170
    o Movie Gallery, Inc.    1,525                          28
      New York Times Co., Class A    9,200                 427
    o PanAmSat Corp.    15,400                             266
    o Paxson Communications Corp.    1,900                   7
    o Pegasus Communications Corp.    3,160                 85
    o Price Communications Corp.    13,255                 162
      Pulitzer, Inc.    2,000                               93
    o Quipp, Inc.    900                                     9
      R.R. Donnelley & Sons Co.    7,700                   155
    o Radio Unica Communications    300                     --
      The Reader's Digest Association, Inc.,
      Class A    5,300                                      64
    o Saga Communications, Inc.,
      Class A    1,250                                      25
    o Salem Communications Corp.,
      Class A    900                                        19
    o Scholastic Corp.    2,200                             63
    o Sinclair Broadcast Group, Inc.,
      Class A    2,300                                      24
    o Thomas Nelson, Inc.    800                             7
      Tribune Co.    18,900                                926
    o UnitedGlobalCom, Inc., Class A    2,200                9
    o USA Interactive    37,927                          1,136
    o Valassis Communications, Inc.    5,900               157
    o Valuevision Media, Inc., Class A    1,400             18
    o Viacom, Inc., Class B    109,312                   4,745
    o Vialta, Inc.    34                                    --
      The Walt Disney Co.    124,650                     2,326
      Washington Post, Class B    600                      437
    o Westwood One, Inc.    13,300                         464
    o XM Satellite Radio Holdings, Inc.,
      Class A    3,600                                      35
                                                    ----------
                                                        30,232

      MISCELLANEOUS 0.1%
      --------------------------------------------------------
    o 1-800-Flowers.com, Inc., Class A    3,700             28
    o Braun Consulting    1,300                              1
    o Breakaway Solutions, Inc.    1,400                    --
    o Centene Corp.    2,000                                64
    o Extreme Networks, Inc.    4,500                       19
    o Five Star Quality Care, Inc.    135                   --
    o FTD, Inc., Class A    1,500                           36
    o Keynote Systems, Inc.    1,000                        10
    o Lin TV Corp., Class A    3,300                        79
    o Mail-Well, Inc.    1,300                               4
    o Management Network Group,
      Inc.    2,400                                          3
      Mine Safety Appliances Co.    900                     34
    o Occam Networks, Inc.    1,900                         --
    o Radio One, Inc., Class A    9,500                    148
      Regal Entertainment Group,
      Class A    2,200                                      43
    o Wilson Greatbatch Technologies,
      Inc.    1,100                                         36
                                                    ----------
                                                           505

      MISCELLANEOUS FINANCE 7.7%
      --------------------------------------------------------
      1st Source Corp.    1,571                             21
    o A.B. Watley Group, Inc.    1,300                      --
      A.G. Edwards, Inc.    3,900                          116
      Actrade Financial Technologies Ltd.    1,000           1
      Advanta Corp., Class A    7,400                       53
    o Affiliated Managers Group    1,200                    56
      Alliance Capital Management
      Holding L.P.    4,000                                128
      Allied Capital Corp.    4,515                         96
      Amcore Financial, Inc.    1,200                       28
      American Capital Strategies Ltd.    2,600             63
      American Express Co.    81,650                     3,091
      American Home Mortgage
      Holdings, Inc.    2,000                               24
    o AmeriCredit Corp.    3,800                            26
    o Ameritrade Holding Corp.    6,300                     32
      Anworth Mortgage Asset Corp.    1,000                 14
    o Asta Funding, Inc.    1,000                           20
      Astoria Financial Corp.    4,500                     113


See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      Bank of the Ozarks, Inc.    1,400                     48
    o Bankunited Financial Corp.,
      Class A    2,200                                      42
      Banner Corp.    1,200                                 20
    o Bay View Capital Corp.    5,061                       29
      The Bear Stearns Cos., Inc.    13,620                910
    o Berkshire Hathaway, Inc.,
      Class A    92                                      6,423
      Berkshire Hills Bancorp, Inc.    1,400                37
    o The BISYS Group, Inc.    6,000                       101
    o Blackrock, Inc.    2,900                             132
    o BOK Financial Corp.    3,337                         120
      Camco Financial Corp.    700                          10
    o Capital Corp. of the West    1,050                    27
      Capital One Financial Corp.    10,600                444
      Cathay Bancorp., Inc.    1,600                        70
    / The Charles Schwab Corp.    63,820                   551
      Charter Municipal Mortgage
      Acceptance Co.    1,400                               27
      Charter One Financial, Inc.    14,125                410
      Chicago Mercantile Exchange    1,800                 102
      CIT Group, Inc.    11,600                            236
  =(6)Citigroup, Inc.    320,436                        12,577
      Coastal Bancorp, Inc.    800                          24
      Coastal Financial Corp.    1,886                      24
      Commercial Federal Corp.    2,300                     49
    o CompuCredit Corp.    1,900                            14
      Countrywide Financial Corp.    7,900                 534
      CPB, Inc.    900                                      23
    o Credit Acceptance Corp.    2,400                      19
      CVB Financial Corp.    2,166                          44
      Downey Financial Corp.    2,000                       88
    o DVI, Inc.    1,200                                    11
    o E*TRADE Group, Inc.    15,035                         83
      Eaton Vance Corp.    3,800                           113
    o eSpeed, Inc., Class A    3,300                        43
      Fannie Mae    62,900                               4,553
      Federated Investors, Inc., Class B    6,350          173
    o Financial Federal Corp.    800                        18
      First Financial Corp.    300                          15
      First Financial Holdings, Inc.    1,400               38
      First Indiana Corp.    1,375                          23
      First Niagra Financial Group, Inc.    3,104           38
      First Sentinel Bancorp., Inc.    2,300                35
      Flagstar Bancorp., Inc.    2,250                      74
      Flushing Financial Corp.    1,200                     23
      Franklin Resources, Inc.    15,100                   527
      Freddie Mac    44,500                              2,577
    o Friedman Billings Ramsey Group, Inc.,
      Class A    13,180                                    145
    o Gabelli Asset Management, Inc.,
      Class A    700                                        22
      Glacier Bancorp, Inc.    500                          14
      Goldman Sachs Group, Inc.    28,900                2,193
      Greater Bay Bancorp    2,906                          46
    o Hawthorne Financial Corp.    700                      22
      Heritage Financial Corp.    700                       15
      Hudson River Bancorp    1,600                         39
      IBERIABANK Corp.    700                               30
      Independent Bank Corp. Michigan    1,488              35
      IndyMac Bancorp, Inc.    3,400                        76
    o Instinet Group, Inc.    1,200                          4
      International Bancshares Corp.    1,502               66
      Interpool, Inc.    1,200                              18
    o Investment Technology Group, Inc.    2,250            32
      Investors Financial Services Corp.    3,000           65
    o Itla Capital Corp.    700                             25
      Janus Capital Group, Inc.    10,800                  150
      Jefferies Group, Inc.    800                          31
      Klamath First Bancorp, Inc.    2,700                  46
    o Knight Trading Group, Inc.    6,700                   34
      LaBranche & Co., Inc.    2,400                        40
      Legg Mason, Inc.    4,200                            228
      Lehman Brothers Holdings, Inc.    16,500           1,039
    o Local Financial Corp.    2,000                        30
      MB Financial, Inc.    1,200                           45
      MBNA Corp.    97,650                               1,846
      MCG Capital Corp.    2,200                            24
      Merrill Lynch & Co., Inc.    50,800                2,085
      Metris Cos., Inc.    3,000                            11
      MicroFinancial, Inc.    1,900                          2
      Morgan Stanley    67,100                           3,003
      MutualFirst Financial, Inc.    2,000                  45
    o NCO Portfolio Management, Inc.    2,600               15


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      New Century Financial Corp.   2,400                   88
    o NextCard, Inc.   2,600                                --
      Northrim BanCorp, Inc.   2,500                        38
      Northway Financial, Inc.   200                         6
      Northwest Bancorp, Inc.   2,500                       41
      Nueberger Berman, Inc.   3,950                       121
      Nuveen Investments, Inc.,
      Class A   5,300                                      130
      Oak Hill Financial, Inc.   1,000                      24
    o Ocwen Financial Corp.   2,920                         10
      PAB Bankshares, Inc.   700                             7
      Pacific Capital Bancorp.   2,133                      70
      Peoples Financial Corp.   3,000                       42
      The Peoples Holding Co.   500                         22
    o Petrocorp, Inc.   3,000                               33
    o Portfolio Recovery Associates, Inc.   2,000           55
      Provident Financial Holdings   500                    14
      R&G Financial Corp., Class B   1,700                  46
      Raymond James Financial, Inc.   2,100                 60
      Redwood Trust, Inc.   2,500                           83
      Resource America, Inc., Class A   2,000               17
    o Saxon Capital, Inc.   1,000                           15
    o Siebert Financial Corp.   2,900                        8
      SLM Corp.   9,600                                  1,075
    o SoundView Technology Group, Inc.   3,000               5
      Sovereign Bancorp., Inc.   12,460                    192
      State Financial Services Corp.,
      Class A   2,000                                       41
      Staten Island Bancorp., Inc.   2,900                  50
    o Sterling Financial Corp.   770                        18
      Student Loan Corp.   1,700                           182
      SWS Group, Inc.   1,141                               19
      T. Rowe Price Group, Inc.   6,200                    189
      TCF Financial Corp.   4,300                          170
      TF Financial Corp.   700                              18
      Value Line, Inc.   300                                15
      W Holding Co., Inc.   2,100                           41
      Waddell & Reed Financial, Inc.,
      Class A   4,750                                       95
      Washington Federal, Inc.   4,064                      89
      Washington Mutual, Inc.   59,078                   2,334
      Webster Financial Corp.   3,012                      113
      Westwood Holdings Group, Inc.   285                    4
    o WFS Financial, Inc.   1,600                           36
    o World Acceptance Corp.   2,500                        27
                                                    ----------
                                                        52,525

      NON-FERROUS METALS 0.3%
      --------------------------------------------------------
    o A.M. Castle & Co.   1,500                              7
      Alcoa, Inc.   41,464                                 951
      Ampco-Pittsburgh Corp.   2,800                        37
    o Brush Engineered Materials, Inc.   1,100               6
      Century Aluminum Co.   600                             4
      CIRCOR International, Inc.   1,250                    20
      Commercial Metals Co.   1,000                         16
      Commonwealth Industries, Inc.   1,300                  6
    o Encore Wire Corp.   500                                4
      Engelhard Corp.   6,800                              167
      Freeport-McMoran Copper & Gold, Inc.,
      Class B   11,300                                     196
    o Imco Recycling, Inc.   2,400                          17
    o Kaiser Aluminum Corp.   2,000                         --
      Kaydon Corp.   3,300                                  74
    o Metals USA, Inc.   1,000                              --
      Minerals Technologies, Inc.   1,600                   71
    o Mueller Industries, Inc.   1,700                      43
    o Phelps Dodge Corp.   4,830                           151
      Reliance Steel & Aluminum Co.   1,250                 21
    o RTI International Metals, Inc.   4,000                40
      Southern Peru Copper Corp.   5,200                    81
    o Stillwater Mining Co.   1,300                          4
    o Titanium Metals Corp.   180                            4
    o Wolverine Tube, Inc.   1,000                           5
                                                    ----------
                                                         1,925

      OIL: DOMESTIC 0.9%
      --------------------------------------------------------
    o 3TEC Energy Corp.   1,200                             19
      Amerada Hess Corp.   5,400                           244
      Ashland, Inc.   4,000                                119
    o CAL Dive International, Inc.   1,500                  24
    o Cimarex Energy Co.   3,122                            61
      ConocoPhillips   39,698                            1,997
      Consol Energy, Inc.   3,800                           65
    o CREDO Petroleum Corp.   1,200                         13
      Diamond Offshore Drilling   6,400                    119


See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      Frontier Oil Corp.    3,600                           61
    o Global Industries Ltd.    4,400                       20
    o Gulf Island Fabrication, Inc.    2,800                47
    o Harvest Natural Resources, Inc.    6,000              31
      Holly Corp.    2,000                                  57
    o Houston Exploration Co.    5,400                     151
      Kerr-McGee Corp.    10,519                           443
    o Magnum Hunter Resources, Inc.    1,750                10
      Marathon Oil Corp.    20,000                         455
    o Meridian Resource Corp.    3,100                       3
      Murphy Oil Corp.    4,000                            167
    o National-Oilwell, Inc.    5,569                      117
    o Newfield Exploration Co.    3,700                    127
    o Nuevo Energy Co.    2,300                             31
      Patina Oil & Gas Corp.    2,500                       86
    o Pioneer Natural Resources Co.    6,400               153
      Pogo Producing Co.    6,300                          249
    o Remington Oil & Gas Corp.    1,400                    22
    o Spinnaker Exploration Co.    900                      19
      St. Mary Land & Exploration Co.    1,200              31
    o Stone Energy Corp.    976                             34
      Sunoco Logistics Partners L.P.    2,000               57
      Sunoco, Inc.    5,500                                205
    o Superior Energy Services, Inc.    2,400               22
    o Syntroleum Corp.    4,000                              9
      TEPPCO Partners L.P.    4,000                        130
    o Tesoro Petroleum Corp.    1,800                       14
    o Transmontaigne, Inc.    1,600                          7
      Transocean, Inc.    20,731                           395
      Unocal Corp.    13,507                               374
      Vintage Petroleum, Inc.    10,500                    103
                                                    ----------
                                                         6,291

      OIL: INTERNATIONAL 2.9%
      --------------------------------------------------------
      ChevronTexaco Corp.    66,817                      4,197
  =(5)Exxon Mobil Corp.    423,216                      14,897
      GlobalSantaFe Corp.    19,855                        420
                                                    ----------
                                                        19,514

      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------
    o August Technology Corp.    1,300                       5
      CPI Corp.    400                                       5
      Eastman Kodak Co.    26,000                          778
    o Meade Instruments Corp.    800                         2
    o Oakley, Inc.    2,700                                 28
    o Ocular Sciences, Inc.    1,500                        22
    o Polaroid Corp.    3,800                               --
    o Robotic Vision Systems, Inc.    1,000                 --
    o Zomax, Inc.    2,000                                   7
    o Zygo Corp.    500                                      4
                                                    ----------
                                                           851

      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------
      Boise Cascade Corp.    2,800                          64
      Bowater, Inc.    2,300                                89
    o Buckeye Technologies, Inc.    1,200                    6
    o Caraustar Industries, Inc.    1,300                    9
      Chesapeake Corp.    1,000                             18
      CSS Industries, Inc.    600                           22
      Deltic Timber Corp.    700                            17
    o Fibermark, Inc.    1,100                               6
      Georgia-Pacific Corp.    44,365                      685
      Glatfelter    2,200                                   25
      International Paper Co.    32,804                  1,173
      Kimberly-Clark Corp.    33,139                     1,649
      Longview Fibre Co.    1,800                           14
    o Louisiana-Pacific Corp.    4,800                      39
    o Lydall, Inc.    1,400                                 13
      MeadWestvaco Corp.    8,674                          205
      Potlatch Corp.    13,400                             320
      Rayonier, Inc.    1,000                               50
      Rock-Tennessee Co., Class A    2,000                  27
    o Smurfit-Stone Container Corp.    10,900              153
      Temple-Inland, Inc.    1,900                          86
      Universal Forest Products, Inc.    1,800              32
      Wausau-Mosinee Paper Corp.    4,700                   50
      Weyerhaeuser Co.    8,850                            439
                                                    ----------
                                                         5,191

      PRODUCER GOODS & MANUFACTURING 4.6%
      --------------------------------------------------------
    o Aaon, Inc.    1,575                                   22
    o Actuant Corp., Class A    1,420                       53
      Acuity Brands, Inc.    17,200                        262
    o Advanced Energy Industries, Inc.    900                9



                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o Aeroflex, Inc.    2,400                               13
    o AGCO Corp.    3,762                                   69
      Alamo Group, Inc.    500                               6
      Albany International Corp.,
      Class A    3,918                                      93
    o American Standard Cos., Inc.    3,800                271
      Ametek, Inc.    1,600                                 60
      Applied Industrial Technologies,
      Inc.    2,900                                         54
      Aptargroup, Inc.    1,700                             59
    o Astec Industries, Inc.    500                          4
      Avery Dennison Corp.    6,200                        329
    o AZZ, Inc.    700                                       7
      Baldor Electric, Co.    1,300                         29
      Barnes Group, Inc.    700                             15
      BHA Group Holdings, Inc.    1,500                     32
    o Blount International, Inc.    1,200                    7
      Blyth, Inc.    2,300                                  61
      Briggs & Stratton    3,000                           135
    o Capstone Turbine Corp.    2,600                        2
      Caterpillar, Inc.    16,700                          878
    o Cognex Corp.    1,900                                 42
    o Columbus McKinnon Corp.    2,400                       4
      Cooper Industries Ltd., Class A    7,200             267
    o Corning, Inc.    38,407                              208
    o Cuno, Inc.    1,300                                   47
    o Daisytek International Corp.    1,700                  1
      Deere & Co.    13,200                                581
      Dover Corp.    12,400                                356
    o DT Industries, Inc.    1,200                           1
      Emerson Electric Co.    29,500                     1,496
    o Encompass Services Corp.    2,525                     --
      Federal Signal Corp.    2,800                         48
    o Flow International Corp.    900                        1
    o Flowserve Corp.    1,900                              29
      Franklin Electric Co., Inc.    400                    21
    o Gardner Denver, Inc.    2,700                         54
 =(1) General Electric Co.    621,066                   18,290
    o Global Power Equipment Group,
      Inc.    1,000                                          6
      The Gorman-Rupp Co.    800                            16
      Graco, Inc.    4,675                                 144
    o GrafTech International Ltd.    2,100                   8
    o Hanover Compressor Co.    3,100                       26
      Harbor Global Co. Ltd.    160                          1
      Hardinge, Inc.    1,800                               12
      Harsco Corp.    3,100                                107
      Herman Miller, Inc.    5,700                         100
    o Hexcel Corp.    2,000                                  8
      HON Industries, Inc.    4,000                        118
      Honeywell International, Inc.    46,962            1,108
      Hubbell, Inc., Class B    3,800                      122
      Hughes Supply, Inc.    1,300                          36
    o Hydril Co.    2,500                                   60
      IDEX Corp.    2,100                                   67
      Illinois Tool Works, Inc.    18,850                1,206
      Ingersoll-Rand Co., Class A    11,200                494
    o Ionics, Inc.    400                                    8
    o Jarden Corp.    3,600                                106
      JLG Industries, Inc.    1,800                         10
      Johnson Controls, Inc.    5,000                      411
    o Joy Global, Inc.    8,600                            106
    o Juno Lighting, Inc.    1,429                          18
    o Kadant, Inc.    921                                   15
      Kennametal, Inc.    1,500                             47
      Knape & Vogt Manufacturing Co.    2,200               24
    o Ladish Co., Inc.    1,300                              6
      Lennox International, Inc.    5,271                   78
      Libbey, Inc.    1,500                                 34
      Lincoln Electric Holdings, Inc.    1,900              36
    o Lone Star Technologies, Inc.    1,700                 36
    o Magnetek, Inc.    1,500                                3
      Manitowoc Co., Inc.    1,300                          24
      Matthews International Corp., Class A    1,900        45
    o Middleby Corp.    3,500                               41
      Milacron, Inc.    2,300                               12
    o Millipore Corp.    2,600                              89
    o MSC Industrial Direct Co.,
      Class A    4,300                                      80
      NACCO Industries, Inc., Class A    1,300              68
    o NATCO Group, Inc., Class A    1,200                    7
      NN, Inc.    1,800                                     19
      Nordson Corp.    4,000                               101

See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o Oceaneering International, Inc.    1,300              29
      Pall Corp.    5,900                                  125
    o Park-Ohio Holdings Corp.    2,600                     12
      Parker Hannifin Corp.    6,500                       264
      Penn Engineering & Manufacturing
      Corp.    1,000                                        13
      Pentair, Inc.    7,200                               277
      Precision Castparts Corp.    2,300                    64
    o Presstek, Inc.    1,100                                5
      Regal Beloit    1,200                                 21
    o Research Frontiers, Inc.    800                        6
      Robbins & Myers, Inc.    1,400                        24
    o ROHN Industries, Inc.    1,800                         1
      Roper Industries, Inc.    1,500                       46
    o Safeguard Scientifics, Inc.    3,300                   6
      Sauer-Danfoss, Inc.    2,300                          21
      Snap-On, Inc.    3,000                                88
    o SPS Technologies, Inc.    1,200                       32
      Standex International Corp.    3,000                  63
      Steelcase, Inc., Class A    1,000                     10
      Stewart & Stevenson Services    1,000                 13
      Tecumseh Products Co., Class A    700                 28
      Teleflex, Inc.    1,800                               69
      Tennant Co.    600                                    20
    o Terex Corp.    1,200                                  20
      The Timken Co.    7,300                              129
      Trinity Industries, Inc.    1,100                     18
    o U.S. Industries, Inc.    2,000                         9
    o Ultratech Stepper, Inc.    1,300                      18
    o Uniroyal Technology Corp.    1,100                    --
    o Universal Compression Holdings, Inc.    400            7
      W.W. Grainger, Inc.    5,300                         245
      Watsco, Inc.    3,400                                 53
      Watts Industries, Inc., Class A    1,000              16
      Woodward Governor Co.    500                          19
      X-Rite, Inc.    2,000                                 20
      York International Corp.    3,800                     91
    o Zebra Technologies Corp.,
      Class A    1,500                                     100
                                                    ----------
                                                        30,961

      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------
      Alexander & Baldwin, Inc.    5,600                   150
      Burlington Northern Santa Fe Corp.    24,300         684
      CSX Corp.    11,400                                  365
      Florida East Coast Industries,
      Class A    3,600                                      93
      GATX Corp.    2,000                                   38
    o Greenbrier Cos., Inc.    1,600                        13
    o Gulfmark Offshore, Inc.    1,600                      21
    o Kansas City Southern    2,550                         28
      Maritrans, Inc.    2,500                              35
      Norfolk Southern Corp.    17,900                     380
      Overseas Shipholding Group    1,200                   23
    o RailAmerica, Inc.    1,466                            11
    o Todd Shipyards Corp.    1,000                         14
    o Transport Corp. of America    1,100                    6
      Union Pacific Corp.    13,500                        803
                                                    ----------
                                                         2,664

      REAL PROPERTY 1.8%
      --------------------------------------------------------
    o Alexander's, Inc.    700                              51
      Alexandria Real Estate Equities, Inc.    2,500       106
      AMB Property Corp.    4,800                          131
      American Land Lease, Inc.    1,700                    27
      American Mortgage Acceptance Co.    1,500             23
    o American Real Estate Partners L.P.    2,300           25
    o American Realty Investors, Inc.    1,037              13
    o American Retirement Corp.    700                       1
      AMLI Residential Properties    1,000                  23
      Annaly Mortgage Management, Inc.    4,400             84
      Anthracite Capital, Inc.    4,900                     58
      Apartment Investment & Management Co.,
      Class A    7,400                                     279
      Archstone-Smith Trust    11,285                      257
      Arden Realty, Inc.    3,500                           83
      AvalonBay Communities, Inc.    4,000                 160
    o Avatar Holdings, Inc.    700                          17
      Bedford Property Investors    2,900                   77
      Boston Properties, Inc.    7,400                     290
      Brandywine Realty Trust    3,000                      67
      BRE Properties, Class A    2,500                      77
      Burnham Pacific Properties, Inc.    2,400              1
      Camden Property Trust    2,300                        80

                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      Capital Automotive Real Estate
      Investment Trust    3,300                             85
      Capstead Mortgage Corp.    2,240                      25
      CarrAmerica Realty Corp.    2,900                     76
    o Catellus Development Corp.    4,100                   87
      CBL & Associates Properties, Inc.    2,200            93
      Centerpoint Properties Trust    1,800                104
      Chateau Communities, Inc.    3,300                    71
      Chelsea Property Group, Inc.    2,000                 79
      Colonial Properties Trust    2,500                    85
      Commercial Net Lease Realty    3,320                  54
      Consolidated-Tomoka Land Co.    900                   22
      Cornerstone Realty Income Trust, Inc.    2,200        16
      Corporate Office Properties Trust SBI    3,500        53
      Correctional Properties Trust    1,600                35
    o Corrections Corp. of America    3,828                 81
      Cousins Properties, Inc.    2,700                     71
      Crescent Real Estate Equity Co.    5,400              77
      Developers Diversified Realty Corp.    5,112         129
      Duke Realty Corp.    8,490                           233
      Eastgroup Properties    3,400                         88
      Entertainment Properties Trust    2,700               73
      Equity Inns, Inc.    2,700                            18
      Equity Office Properties Trust    25,738             668
      Equity One, Inc.    3,600                             57
      Equity Residential    16,700                         433
      Essex Property Trust, Inc.    2,600                  143
      Federal Realty Investment Trust    2,700              83
      FelCor Lodging Trust, Inc.    3,200                   23
      First Industrial Realty Trust    2,600                73
      Forest City Enterprises, Inc.,
      Class A    2,700                                      99
      Gables Residential Trust    3,500                     99
      General Growth Properties, Inc.    5,200             289
      Getty Realty Corp.    2,000                           40
      Glenborough Realty Trust, Inc.    2,900               48
      Glimcher Realty Trust    3,800                        79
    o Golf Trust of America, Inc. L.P.    2,400              5
      Great Lakes Real Estate Investment
      Trust    1,000                                        15
      Health Care Property Investors,
      Inc.    3,324                                        124
      Health Care Real Estate Investment
      Trust, Inc.    2,700                                  77
      Healthcare Realty Trust, Inc.      2,400              66
      Heritage Property Investment
      Trust    2,000                                        51
      Highwoods Properties, Inc.    3,100                   63
      Home Properties of NY, Inc.    2,500                  87
      Hospitality Properties Trust    3,500                101
      HRPT Properties Trust    7,100                        64
      IMPAC Mortgage Holdings, Inc.    4,800                64
      Innkeepers USA Trust    1,500                         11
    o Insignia Financial Group, Inc.    3,700               41
      iStar Financial, Inc.    5,390                       161
    o Jones Lang LaSalle, Inc.    2,300                     35
      Keystone Property Trust    1,300                      22
      Kilroy Realty Corp.    2,300                          57
      Kimco Realty Corp.    6,850                          248
      Koger Equity, Inc.    2,700                           43
      Kramont Realty Trust    1,400                         21
      LaSalle Hotel Properties    1,000                     14
      Lexington Corp. Properties Trust    3,000             52
      Liberty Property Trust    4,300                      135
      LNR Property Corp.    1,200                           42
      LTC Properties, Inc.    2,800                         22
      The Macerich Co.    2,700                             89
      Mack-Cali Realty Corp.    3,400                      107
      Manufactured Home Communities,
      Inc.    3,000                                         96
      Meristar Hospitality Corp.    2,200                    9
      Mid Atlanic Realty Trust    2,000                     37
      Mid-America Apartment Communities,
      Inc.    2,500                                         64
      The Mills Corp.    2,400                              77
      National Health Investors, Inc.    3,100              50
      National Health Realty, Inc.    2,300                 35
      Nationwide Health Properties, Inc.    5,100           71
      New Plan Excel Realty Trust    6,000                 120
      Newcastle Investment Corp.    2,200                   38
      Newhall Land & Farming Co. L.P.    2,500              72
      Novastar Financial, Inc.    1,000                     43
    o Omega Healthcare Investors, Inc.    2,784              8
      Pan Pacific Retail Properties, Inc.    2,201          86


See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      Parkway Properties, Inc.    500                       19
    o Pinnacle Holdings, Inc.    2,000                      --
      Plum Creek Timber Co., Inc.    10,547                245
      PMC Commercial Trust    1,500                         20
      Post Properties, Inc.    2,200                        57
      Prentiss Properties Trust    2,700                    74
    o Price Legacy Corp.    242                              1
      Prologis    10,574                                   272
      PS Business Parks, Inc.    3,000                      93
      Public Storage, Inc.    7,400                        238
      RAIT Investment Trust    3,300                        74
      Ramco-Gershenson Properties    1,400                  32
      Realty Income Corp.    2,300                          87
      Reckson Associates Realty Corp.    2,800              53
      Regency Centers Corp.    3,200                       106
      RFS Hotel Investors, Inc.    1,100                    12
      The Rouse Co.    5,500                               191
      Saul Centers, Inc.    2,100                           50
      Senior Housing Properties Trust    4,950              62
      Shelbourne Properties I, Inc.    500                  11
      Shelbourne Properties III, Inc.    500                11
      Shurgard Storage Centers, Inc.,
      Class A    3,000                                      98
      Simon Property Group, Inc.    11,400                 419
      SL Green Realty Corp.    1,700                        55
      Sovran Self Storage, Inc.    800                      24
      The St. Joe Co.    5,300                             155
      Summit Properties, Inc.    3,300                      64
      Sun Communities, Inc.    3,000                       116
      Tanger Factory Outlet Centers    800                  26
    o Tarragon Realty Investors, Inc.    2,359              37
      Taubman Centers, Inc.    1,600                        28
      Thornburg Mortgage, Inc.    2,800                     63
      The Town & Country Trust    1,000                     22
    o Trammell Crow Co.    1,300                            11
      Trizec Properties, Inc.    7,200                      67
      United Dominion Realty Trust, Inc.    5,900           99
      United Mobile Homes, Inc.    1,600                    23
      Universal Health Realty Income    900                 24
      Urstadt Biddle Properties, Inc.    500                 6
      Urstadt Biddle Properties, Inc.,
      Class A    1,000                                      12
      US Restaurant Properties, Inc.    1,000               15
      Ventas, Inc.    5,800                                 75
      Vornado Realty Trust    7,000                        266
      W.P. Carey & Co. LLC    1,600                         42
      Washington Real Estate Investment
      Trust    3,100                                        81
      Weingarten Realty Investment    3,650                144
    o Wellsford Real Properties, Inc.    1,400              22
                                                    ----------
                                                        12,044

      RETAIL 6.2%
      --------------------------------------------------------
    o 7-Eleven, Inc.    5,000                               45
    o 99 Cents Only Stores    3,066                         90
    o A.C. Moore Arts & Crafts, Inc.    1,400               24
      Albertson's, Inc.    23,468                          466
    o Alloy, Inc.    3,100                                  19
    o Amazon.com, Inc.    21,200                           608
    o American Eagle Outfitters, Inc.    8,150             143
    o AnnTaylor Stores Corp.    6,550                      155
    o Arden Group, Inc., Class A    600                     36
    o AutoZone, Inc.    8,900                              719
    o Barnes & Noble, Inc.    3,100                         61
    o Bed, Bath & Beyond, Inc.    16,000                   632
    o Best Buy Co., Inc.    19,650                         680
    o Big Lots, Inc.    4,400                               55
    o BJ's Wholesale Club, Inc.    3,100                    44
      Blair Corp.    1,500                                  33
      Blockbuster, Inc., Class A    6,900                  123
    o Borders Group, Inc.    3,900                          62
    o Brightpoint, Inc.    5,000                            76
    o Brookstone, Inc.    3,300                             54
      Burlington Coat Factory Warehouse
      Corp.    2,500                                        44
      Casey's General Stores, Inc.    2,600                 34
      Cash America International, Inc.    2,500             26
      The Cato Corp., Class A    1,200                      25
    o Central Garden & Pet Co.    6,000                    145
    o Charming Shoppes, Inc.    3,700                       17
    o Chindex International, Inc.    550                     6
      Circuit City Stores, Inc.    12,500                   72
      Claire's Stores, Inc.    4,800                       125


                                                            See financial notes.
                                                                             109

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o Coldwater Creek, Inc.    1,050                        10
    o Cole National Corp.    1,300                          11
    o Cost Plus, Inc.    700                                22
    o Costco Wholesale Corp.    19,600                     679
      CVS Corp.    15,500                                  375
      DEB Shops, Inc.    1,600                              31
    o DGSE Cos., Inc.    700                                 1
    o Dick's Sporting Goods, Inc.    3,000                  90
      Dillards, Inc., Class A    4,000                      56
      Dollar General Corp.    21,275                       309
    o Dollar Tree Stores, Inc.    5,150                    131
    o Duane Reade, Inc.    700                               9
    o Duckwall-ALCO Stores, Inc.    1,800                   17
    o Enesco Group, Inc.    1,100                            9
    ~ EToys, Inc.    3,500                                  --
      Family Dollar Stores, Inc.    7,700                  263
    o Federated Department Stores, Inc.    22,400          686
    o The Finish Line, Class A    1,800                     30
      Fred's, Inc.    2,175                                 71
      Friedman's, Inc., Class A    1,500                    17
    o GameStop Corp.    500                                  6
    o The Gap, Inc.    54,400                              905
    o Great Atlantic & Pacific Tea Co.    2,200             13
    o Guitar Center, Inc.    1,700                          39
      Home Depot, Inc.    142,000                        3,994
    o HOT Topic, Inc.    4,200                             103
      Inergy L.P.    1,000                                  34
    o Insight Enterprises, Inc.    2,150                    16
      J.C. Penney Co., Inc. Holding Co.    16,600          283
    o Kirkland's, Inc.    1,000                             15
    o Kohl's Corp.    17,000                               966
    o Kroger Co.    48,300                                 691
    o Lillian Vernon Corp.    500                            4
      Limited Brands, Inc.    27,644                       402
      Longs Drug Stores Corp.    1,800                      28
      Lowe's Cos., Inc.    47,700                        2,094
      The May Department Stores Co.    13,500              292
    o Michaels Stores, Inc.    2,900                        91
    o The Neiman Marcus Group, Inc.,
      Class A    1,700                                      55
      Nordstrom, Inc.    5,800                             101
    o Office Depot, Inc.    19,300                         244
    o OfficeMax, Inc.    6,700                              38
    o Party City Corp.    1,300                             13
    o Pathmark Stores, Inc.    1,400                        10
    o Payless Shoesource, Inc.    2,406                     38
    o PC Connection, Inc.    3,000                          21
      Pep Boys-Manny, Moe & Jack    2,500                   21
    o PETsMART, Inc.    7,600                              115
      Pier 1 Imports, Inc.    3,900                         72
    o Pricesmart, Inc.    200                                3
      RadioShack Corp.    11,600                           275
    o Rite Aid Corp.    19,900                              68
      Ross Stores, Inc.    4,200                           159
      Ruddick Corp.    3,100                                41
    o Safeway, Inc.    26,900                              447
    o Saks, Inc.    7,500                                   67
    o School Specialty, Inc.    1,600                       30
      Sears, Roebuck & Co.    18,200                       516
    o ShopKo Stores, Inc.    8,900                         107
    o Smart & Final, Inc.    2,700                          12
    o Smith & Wollensky Restaurant Group,
      Inc.    900                                            4
    o Spiegel, Inc., Class A    5,000                       --
    o Stage Stores, Inc.    1,200                           25
    o Staples, Inc.    29,200                              556
      Target Corp.    51,900                             1,736
      Tiffany & Co.    6,500                               180
      TJX Cos., Inc.    32,400                             624
    o Toys `R' Us, Inc.    8,300                            85
    o Tractor Supply Co.    2,000                           85
    o Tuesday Morning Corp.    2,500                        58
      Unifirst Corp.    3,900                               64
    o United Stationers, Inc.    1,400                      38
    o Value City Department Stores, Inc.    700              1
 =(3) Wal-Mart Stores, Inc.    276,700                  15,584
      Walgreen Co.    62,600                             1,932
      Weis Markets, Inc.    1,700                           54
    o West Marine, Inc.    1,100                            18
    o Whitehall Jewellers, Inc.    1,800                    16
    o Williams-Sonoma, Inc.    6,200                       160
    o Winmark Corp.    1,200                                16
      Winn-Dixie Stores, Inc.    10,000                    125
    o Yum! Brands, Inc.    19,500                          482
    o Zale Corp.    4,700                                  164
                                                    ----------
                                                        41,872


See financial notes.
110

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      STEEL 0.1%
      --------------------------------------------------------
    o AK Steel Holding Corp.    4,027                       12
      Allegheny Technologies, Inc.    3,650                 15
      Intermet Corp.    4,100                               15
    o Material Sciences Corp.    4,000                      32
    o Maverick Tube Corp.    1,000                          18
      Nucor Corp.    3,000                                 123
      Quanex Corp.    2,500                                 72
      Roanoke Electric Steel Corp.    800                    6
      Ryerson Tull, Inc.    1,600                           12
      Schnitzer Steel Industries, Inc.,
      Class A    3,500                                     100
    o The Shaw Group, Inc.    2,000                         23
    o Steel Dynamics, Inc.    1,700                         21
      Steel Technologies, Inc.    700                        8
      United States Steel Corp.    10,300                  147
      Valmont Industries, Inc.    2,400                     46
      Worthington Industries, Inc.    3,700                 50
                                                    ----------
                                                           700

      TELEPHONE 3.1%
      --------------------------------------------------------
    o ACT Teleconferencing, Inc.    1,100                    2
    o Adtran, Inc.    1,600                                 65
      Advanced Switching Communications,
      Inc.    1,800                                         --
    o Alaska Communications Systems Group,
      Inc.    2,700                                          7
      Alltel Corp.    19,935                               934
      Applied Signal Technology, Inc.    5,000              72
      AT&T Corp.    45,447                                 775
    o AT&T Latin America Corp., Class A    2,100            --
    o AT&T Wireless Services, Inc.    131,734              851
      Atlantic Tele-Network, Inc.    1,300                  22
    o Avaya, Inc.    11,385                                 44
      BellSouth Corp.    114,450                         2,917
    o Broadwing, Inc.    8,568                              40
    o Centennial Communications Corp.    3,500               7
    o Centillium Communications, Inc.    1,000               6
      CenturyTel, Inc.    10,500                           309
    o Citizens Communications Co.    19,500                213
    o ClearOne Communications, Inc.    1,000                 1
    o Commonwealth Telephone Enterprises,
      Inc.    9,400                                        374
    o Copper Mountain Networks, Inc.    200                  1
    o CoSine Communications, Inc.    730                     4
    o Crown Castle International Corp.    8,900             57
      D&E Communications, Inc.    2,000                     22
    o Ditech Communications Corp.    1,600                   7
    o First Virtual Communications, Inc.    1,200            1
    o Goamerica, Inc.    1,800                               1
      Hickory Tech Corp.    1,100                           10
    o Inet Technologies, Inc.    2,200                      18
    o Integrated Telecom Express, Inc.    1,800              4
      Inter-Tel, Inc.    6,000                              99
    o Interdigital Communications Corp.    2,000            45
    o Intrado, Inc.    1,100                                11
    o ITC Deltacom, Inc.    13                              --
    o ITXC Corp.    1,600                                    3
    o j2 Global Communications, Inc.    1,000               30
    o Level 3 Communications, Inc.    13,900                79
    o Lexar Media, Inc.    1,400                             7
    o Lexicon Genetics, Inc.    1,900                        9
    o Mastec, Inc.    1,850                                  4
    o MCK Communications, Inc.    1,600                      3
    ~ McLeodUSA, Inc., Class A
      Escrow Security    21,892                             --
    o Metro One Telecommunications    4,400                 28
    o Mpower Holding Corp.    27                            --
    ~ NEON Communications, Inc.    1,700                    --
    o Net2Phone, Inc.    1,600                               7
    o Network Plus Corp.    2,000                           --
    o Nextel Communications, Inc.,
      Class A    59,100                                    874
    o Nextel Partners, Inc., Class A    6,700               39
    o NMS Communications Corp.    1,500                      1
      North Pittsburgh Systems, Inc.    3,500               48
    o Novatel Wireless, Inc.    160                         --
    o Nucentrix Broadband Networks, Inc.    2,100            4
    o OmniSky Corp.    2,900                                --
    o Openwave Systems, Inc.    8,315                       14
    o Pac-West Telecomm, Inc.    1,900                       1
    o Peco II, Inc.    1,200                                 1
    o PentaStar Communications, Inc.    600                 --
    o Qwest Communications International,
      Inc.    68,237                                       257


                                                            See financial notes.
                                                                             111

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o RCN Corp.    2,300                                     2
    o SBA Communications Corp.    1,300                      2
      SBC Communications, Inc.    206,012                4,812
      Scientific-Atlanta, Inc.    11,900                   193
    o Somera Communications, Inc.    1,900                   2
      Sprint Corp. (FON Group)    72,700                   837
    o Sprint Corp. (PCS Group)    42,100                   147
    o Stratex Networks, Inc.    2,800                        7
    o Telecommunication Systems, Inc.,
      Class A    1,300                                       2
      Telephone & Data Systems, Inc.    2,300               99
   ~o Teligent, Inc., Class A    1,000                      --
    o Tellium, Inc.    4,000                                 2
    o Time Warner Telecom, Inc.,
      Class A    2,000                                       7
    o Turnstone Systems, Inc.    1,600                       4
    o U.S. Cellular Corp.    3,600                          87
    o U.S. Wireless Corp.    400                            --
    o Utstarcom, Inc.    1,200                              26
      Verizon Communications, Inc.    169,786            6,347
   ~o Viatel, Inc.    2,111                                 --
      Warwick Valley Telephone Co.    200                   16
    o West Corp.    3,500                                   79
    o Westell Technologies, Inc.,
      Class A    2,560                                      11
    o WJ Communications, Inc.    2,300                       2
                                                    ----------
                                                        21,012

     TOBACCO 0.1%
      --------------------------------------------------------
      R.J. Reynolds Tobacco Holdings, Inc.    4,832        136
      Schweitzer-Mauduit International,
      Inc.    5,800                                        127
      Standard Commercial Corp.    1,100                    18
      Universal Corp.    3,800                             148
      UST, Inc.    7,700                                   241
                                                    ----------
                                                           670
      TRAVEL & RECREATION 0.7%
      --------------------------------------------------------
    o Alliance Gaming Corp.    3,000                        48
    o Alpha Hospitality Corp.    500                         5
    o Ambassadors Group, Inc.    1,700                      21
    o Amerco, Inc.    900                                    7
    o American Classic Voyages Co.    900                   --
    o Ameristar Casinos, Inc.    1,700                      23
    o Argosy Gaming Co.    1,600                            33
    o Aztar Corp.    1,900                                  27
    o Bally Total Fitness Holding Corp.    1,300             8
    o Boca Resorts, Inc., Class A    1,800                  22
      Brunswick Corp.    13,900                            303
      Callaway Golf Co.    3,600                            50
      Carnival Corp.    26,400                             728
      Central Parking Corp.    1,600                        16
    o Choice Hotels International, Inc.    3,400            83
    o Dollar Thrifty Automotive Group,
      Inc.    1,000                                         16
      Dover Downs Gaming & Entertainment,
      Inc.    1,480                                         15
    o Expedia, Inc.    2,200                               127
    o Extended Stay America, Inc.    3,800                  45
    o Harrah's Entertainment, Inc.    9,900                390
      Hilton Hotels Corp.    22,426                        299
    o Host Marriott Corp.    13,900                        107
    o Hotels.com, Class A    1,800                         129
    o Interstate Hotels & Resorts, Inc.    82               --
    o K2, Inc.    1,700                                     16
    o Lakes Entertainment, Inc.    900                       5
    o Mandalay Resort Group    6,600                       174
      Marine Products Corp.    180                           2
    o MarineMax, Inc.    800                                 9
      Marriott International, Inc.,
      Class A    12,700                                    456
    o MGM MIRAGE    12,300                                 350
    o MTR Gaming Group, Inc.    2,300                       19
    o Multimedia Games, Inc.    750                         19
    o Navigant International, Inc.    4,300                 46
    o Park Place Entertainment Corp.    15,800             117
    o Prime Hospitality Corp.    1,800                      12
    o RC2 Corp.    2,200                                    35


See financial notes.

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o ResortQuest International, Inc.    3,000               9
      Royal Caribbean Cruises Ltd.    12,800               238
      Sabre Holdings Corp.    7,501                        157
    o Scientific Games Corp., Class A    3,000              20
    o Shuffle Master, Inc.    1,250                         29
    o Six Flags, Inc.    3,500                              21
      Speedway Motorsports, Inc.    2,300                   56
    o The Sports Authority, Inc.    1,000                    9
      Starwood Hotels & Resorts Worldwide,
      Inc.    8,730                                        234
    o Station Casinos, Inc.    4,650                       100
    o Vail Resorts, Inc.    1,300                           16
    o WMS Industries, Inc.    1,500                         20
    o Wynn Resorts Ltd.    4,000                            68
                                                    ----------
                                                         4,739

      TRUCKING & FREIGHT 0.9%
      -------------------------------------------------------
      Arkansas Best Corp.    1,100                          28
      BancTrust Financial Group, Inc.    1,100              17
      C.H. Robinson Worldwide, Inc.    7,500               276
      CNF, Inc.    2,000                                    61
    o Consolidated Freightways Corp.    2,700               --
      Expeditors International Washington,
      Inc.    5,600                                        204
    o Forward Air Corp.    1,100                            28
    o Heartland Express, Inc.    1,971                      45
    o J.B. Hunt Transport Services, Inc.    2,000           69
    o Kirby Corp.    1,300                                  34
    o Knight Transportation, Inc.    1,800                  43
    o Landstar Systems, Inc.    3,800                      236
    o Martin Midstream Partners L.P.    1,000               20
    o Old Dominion Freight Line    1,200                    40
      Paccar, Inc.    6,900                                403
    o Pacer International, Inc.    1,800                    29
      Roadway Corp.    5,600                               208
      Ryder Systems, Inc.    6,400                         159
    o SCS Transportation, Inc.    1,600                     19
    o Swift Transportation Co., Inc.    3,970               72
      United Parcel Service, Inc.,
      Class B    70,480                                  4,378
      USFreightways Corp.    1,300                          37
      Werner Enterprises, Inc.    2,666                     60
    o Yellow Corp.    1,200                                 32
                                                    ----------
                                                         6,498

      UTILITIES: ELECTRIC & GAS 3.0%
      --------------------------------------------------------
    o The AES Corp.    21,596                              130
      AGL Resources, Inc.    4,300                         111
      Allegheny Energy, Inc.    7,000                       58
      Allete, Inc.    4,200                                100
      Alliant Energy Corp.    4,300                         75
      Ameren Corp.    8,100                                332
      American Electric Power Co., Inc.    17,320          457
      American States Water Co.    950                      25
      Atmos Energy Corp.    1,800                           41
      Avista Corp.    3,800                                 45
    o BayCorp Holdings Ltd.    6                            --
      Black Hills Corp.    1,400                            40
    o Calpine Corp.    12,300                               66
      Cascade Natural Gas Corp.    1,000                    19
      Centerpoint Energy, Inc.    13,600                   107
      Central Vermont Public Service
      Corp.    2,700                                        48
      CH Energy Group, Inc.    900                          38
      Cinergy Corp.    8,800                               300
      Cleco Corp.    8,900                                 133
      CMS Energy Corp.    5,000                             31
      Consolidated Edison, Inc.    10,300                  400
      Constellation Energy Group,
      Inc.    16,800                                       492
    o Covanta Energy Corp.    2,100                         --
      Dominion Resources, Inc.    18,610                 1,101
      DPL, Inc.    6,952                                    96
      DQE, Inc.    6,100                                    83
      DTE Energy Co.    7,301                              294
      Duke Energy Corp.    44,700                          786
    o Edison International    58,700                       856
      El Paso Corp.    27,887                              209
    o El Paso Electric Co.    2,800                         32
      Energen Corp.    7,100                               233
      Energy East Corp.    8,214                           150
      Entergy Corp.    13,700                              639


                                                            See financial notes.
                                                                             113

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                    MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
      Equitable Resources, Inc.    7,100                   273
      Exelon Corp.    27,237                             1,445
      FirstEnergy Corp.    15,617                          527
      Florida Public Utilities Co.    1,066                 16
      FPL Group, Inc.    9,700                             590
      Great Plains Energy, Inc.    9,000                   236
      Green Mountain Power Corp.    3,800                   79
      Hawaiian Electric Industries, Inc.    2,600          108
      Idacorp, Inc.    1,700                                43
      KeySpan Corp.    8,400                               285
      Kinder Morgan, Inc.    10,700                        503
      MDU Resources Group, Inc.    5,300                   158
      MGE Energy, Inc.    400                               12
    o Mirant Corp.    20,206                                67
      National Fuel Gas Co.    5,800                       136
      New Jersey Resources Corp.    1,650                   57
    o NewPower Holdings, Inc.    3,800                       1
      Nicor, Inc.    2,000                                  60
      NiSource, Inc.    22,864                             432
      Northeast Utilities, Inc.    5,624                    84
      Northwest Natural Gas Co.    1,200                    31
      NSTAR    3,867                                       167
      OGE Energy Corp.    3,500                             63
      Oneok, Inc.    4,400                                  83
      Otter Tail Corp.    1,100                             30
      Peoples Energy Corp.    3,200                        124
      Pepco Holdings, Inc.    5,000                         86
    o PG&E Corp.    19,900                                 298
      Philadelphia Suburban Corp.    2,937                  67
      Piedmont Natural Gas Co.    1,600                     60
      Pinnacle West Capital Corp.    3,800                 126
    o Plug Power, Inc.    2,248                             11
      PNM Resources, Inc.    2,000                          44
      PPL Corp.    15,000                                  543
      Progress Energy, Inc.    12,159                      508
      Public Service Enterprise Group,
      Inc.    10,000                                       385
      Puget Energy, Inc.    7,500                          158
      Questar Corp.    8,100                               245
    o Reliant Resources, Inc.    12,625                     71
    o Republic Services, Inc.    17,700                    380
      SCANA Corp.    17,005                                540
      Sempra Energy    11,175                              300
    o Sierra Pacific Resources    4,476                     17
      The Southern Co.    44,400                         1,292
    o Southern Union Co.    2,867                           40
      Southwest Gas Corp.    1,100                          23
      TECO Energy, Inc.    5,600                            60
      Texas Genco Holdings, Inc.    2,680                   47
      TXU Corp.    12,900                                  257
    o U.S. Energy Systems, Inc.    600                       1
      UGI Corp.    5,100                                   161
      UIL Holdings Corp.    6,200                          224
      Unisource Energy Corp.    2,100                       37
      Vectren Corp.    5,766                               134
    o Waste Connections, Inc.    1,000                      34
      Westar Energy, Inc.    3,700                          52
      WGL Holdings, Inc.    2,000                           54
      Williams Cos., Inc.    22,060                        153
      Wisconsin Energy Corp.    14,300                     377
      WPS Resources Corp.    1,400                          56
      Xcel Energy, Inc.    17,195                          232
                                                    ----------
                                                        20,210

      PREFERRED STOCK 0.0% of investments

      HEALTHCARE / DRUGS & MEDICINE 0.0%
      --------------------------------------------------------
      Dynacq International, Inc., Class A    16             --

      REAL PROPERTY 0.0%
      --------------------------------------------------------
      Commercial Net Lease Realty    147                     4


See financial notes.

      SECURITY                                    FACE VALUE   MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)  ($ x 1,000)
      CONVERTIBLE BONDS
      0.0% of investments

      BUSINESS MACHINES & SOFTWARE 0.0%
      -------------------------------------------------------------------------
      MicroStrategy, Inc., Class A,
        7.50%, Convertible
        until 06/24/07                                 2                2

      SECURITY AND NUMBER OF SHARES

      WARRANTS
      0.0% of investments

      AIR TRANSPORTATION 0.0%
      -------------------------------------------------------------------------
    o Timco Aviation Services
      expires 02/28/07    160                                          --

      BUSINESS MACHINES & SOFTWARE 0.0%
      -------------------------------------------------------------------------
    o MicroStrategy, Inc.
      expires 06/24/04    57                                           --

      RIGHTS
      0.0% of investments

      BUSINESS MACHINES & SOFTWARE 0.0%
      -------------------------------------------------------------------------
    o Comdisco Holding Co.    4,700                                     1

      SHORT-TERM INVESTMENT
      1.3% of investments

      Provident Institutional
      TempFund    9,092,628                                         9,093

      U.S. TREASURY OBLIGATION
      0.1% of investments

    = U.S. Treasury Bill

        1.62%, 06/19/03                              530              529

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------
Investments, at market value
   (including $95,849 of securities on loan)                   $ 677,239 a
Collateral held for securities on loan                            99,519
Receivables:
  Fund shares sold                                                 1,259
  Interest                                                             7
  Dividends                                                          645
  Investments sold                                                    77
  Due from brokers for futures                                        20
  Income from lending securities                                      14
Prepaid expenses                                            +         40
                                                            -------------
TOTAL ASSETS                                                     778,820

LIABILITIES
-------------------------------------------------------------------------
Collateral held for securities on loan                            99,519
Payables:
  Fund shares redeemed                                               609
  Investments bought                                               2,450
  Investment adviser and administrator fees                           21
  Transfer agent and shareholder service fees                         12
Accrued expenses                                            +         95
                                                            -------------
TOTAL LIABILITIES                                                102,706

NET ASSETS
-------------------------------------------------------------------------
TOTAL ASSETS                                                     778,820
TOTAL LIABILITIES                                           -    102,706
                                                            ------------
NET ASSETS                                                     $ 676,114

NET ASSETS BY SOURCE
Capital received from investors                                  847,455
Net investment income not yet distributed                          2,314
Net realized capital losses                                      (23,537)
Net unrealized capital losses                                   (150,118) b

NET ASSET VALUE (NAV)

                                           SHARES
SHARE CLASS            NET ASSETS  /  OUTSTANDING   =     NAV
Investor Shares        $343,859       23,196           $14.82
Select Shares(R)       $332,255       22,388           $14.84

a The fund paid $828,041 for these securities. Not counting short-term obligations and government securities, the fund paid $123,796 for securities during the report period and received $5,876 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had twenty-four open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $5,497 and unrealized gains of $431 and thirteen open Russell 2000 futures due to expire on June 19, 2003 with a contract value of $2,591 and unrealized gains of $253.

FEDERAL TAX DATA
---------------------------------------------------

PORTFOLIO COST                            $ 828,166
NET UNREALIZED GAINS AND LOSSES:
Gains                                     $  62,422
Losses                                +    (213,349)
                                      --------------
                                          ($150,927)

AS OF OCTOBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                           $   5,193
Long-term capital gains                   $      --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                       Loss amount
   2007                                   $      18
   2008                                       3,413
   2009                                       2,000
   2010                               +      11,487
                                      --------------
                                          $  16,918


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------
Dividends                                                      $   4,767 a
Interest                                                              29
Lending of securities                                       +        135
                                                            -------------
TOTAL INVESTMENT INCOME                                            4,931

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------
Net realized losses on investments sold                           (6,001)
Net realized losses on futures contracts                    +       (249)
                                                            -------------
NET REALIZED LOSSES                                               (6,250)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------
Net unrealized gains on investments                               31,969
Net unrealized gains on futures contracts                   +        720
                                                            -------------
NET UNREALIZED GAINS                                              32,689

EXPENSES
-------------------------------------------------------------------------
Investment adviser and administrator fees                            822 b
Transfer agent and shareholder service fees:
   Investor Shares                                                   357 c
   Select Shares(R)                                                  141 c
Trustees' fees                                                         4 d
Custodian fees                                                        29
Portfolio accounting fees                                             50
Professional fees                                                     16
Registration fees                                                     35
Shareholder reports                                                   38
Other expenses                                              +         16
Total expenses                                                     1,508
                                                            ------------
Expense reduction                                           -        405 e
                                                            -------------
NET EXPENSES                                                       1,103

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            4,931
NET EXPENSES                                                -      1,103
                                                            ------------
NET INVESTMENT INCOME                                              3,828
NET REALIZED LOSSES                                               (6,250) f
NET UNREALIZED GAINS                                        +     32,689  f
                                                            -------------
INCREASE IN NET ASSETS FROM OPERATIONS                         $  30,267

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and
  0.05 of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $367 from the investment adviser (CSIM) and $38 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, as follows:


                              % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                 0.58
  Select Shares                   0.39

  Prior to March 1, 2003, these limits were 0.40% and 0.27% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $26,439.


                                                            See financial notes.
                                                                             117

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------------------
                                                           11/1/02-4/30/03    11/01-10/31/02
Net investment income                                          $   3,828         $   6,337
Net realized losses                                               (6,250)          (11,625)
Net unrealized gains or losses                               +    32,689           (71,931)
                                                           ----------------------------------
INCREASE OR DECREASE IN NET ASSETS
   FROM OPERATIONS                                                30,267           (77,219)

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                                    3,195             2,256
Select Shares(R)                                           +       3,512             2,809
                                                           ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                     $   6,707         $   5,065 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------
                                            11/1/02-4/30/03             11/1/01-10/31/02
                                          QUANTITY        VALUE   QUANTITY             VALUE
SHARES SOLD
Investor Shares                              6,586   $   93,071      8,607        $  139,890
Select Shares                           +    6,450       91,371      7,243           117,125
                                        -----------------------------------------------------
TOTAL SHARES SOLD                           13,036   $   184,44     15,850        $  257,015
SHARES REINVESTED
Investor Shares                                224   $    3,195        120        $    2,114
Select Shares                           +      245        3,512        139             2,439
                                        -----------------------------------------------------
TOTAL SHARES REINVESTED                        469   $    6,707        259        $    4,553

SHARES REDEEMED
Investor Shares                             (1,955) ($   27,650     (3,882)      ($   62,511)
Select Shares                           +   (2,707)     (38,506)    (4,446)          (70,982)
                                        -----------------------------------------------------
TOTAL SHARES REDEEMED                       (4,662) ($  66,156)    (8,328)       ($  133,493) b

NET INCREASE                                 8,843   $  124,993      7,781        $  128,075

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------------------
                                            11/1/02-4/30/03             11/1/01-10/31/02
                                            SHARES   NET ASSETS     SHARES        NET ASSETS
Beginning of period                         36,741   $  527,561     28,960        $  481,770
Total increase                          +    8,843      148,553      7,781            45,791 c
                                        -----------------------------------------------------
END OF PERIOD                               45,584   $  676,114     36,741        $  527,561 d

a The tax-basis components of distributions paid for the prior period are:

  Ordinary Income                       $5,065
  Long-term capital gains               $   --

b Dollar amounts are net of proceeds received early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares                       $   33
  Select Shares                      +      21
                                     ---------
  TOTAL                                 $   54
  PRIOR PERIOD
  Investor Shares                       $   65
  Select Shares                      +      60
                                     ---------
  TOTAL                                 $  125

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $2,314 and $5,193 for the current period and the prior period, respectively.


See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

Performance as of 4/30/03: Investor Shares

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                             INVESTOR SHARES      SCHWAB INTERNATIONAL INDEX       CATEGORY AVERAGE
6 MONTHS                           1.62%                     2.11%                         1.38%
1 YEAR                           -16.16%                   -15.43%                       -17.62%
5 YEARS                           -5.91%                    -5.36%                        -5.04%
SINCE INCEPTION: 9/9/93            1.65%                     2.19%                         n/a

                                           6 MONTHS             1 YEAR             5 YEARS         SINCE INCEPTIONS
                                      ------------------  ------------------  ------------------  ------------------
                                      INVESTOR  CATEGORY  INVESTOR  CATEGORY  INVESTOR  CATEGORY  INVESTOR  CATEGORY
TOTAL RETURNS AFTER TAX                SHARES   AVERAGE    SHARES   AVERAGE    SHARES   AVERAGE    SHARES   AVERAGE
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      0.81%    -0.91%    -16.83%   -19.34%   -6.38%    -6.33%     1.17%     --
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     0.98%    -0.43%    -10.11%   -11.75%   -4.78%    -4.10%     1.12%     --
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index.

$11,714   INVESTOR SHARES
$12,334   SCHWAB INTERNATIONAL INDEX
$11,072   MSCI-EAFE INDEX

[LINE GRAPH]

             INVESTOR SHARES  SCHWAB INTERNATIONAL INDEX     MSCI-EAFE INDEX
09-Sep-93         10000                 10000                     10000
   Sep-93          9770                  9786                      9749
   Oct-93         10150                 10167                     10049
   Nov-93          9420                  9454                      9171
   Dec-93         10096                 10137                      9833
   Jan-94         10769                 10823                     10664
   Feb-94         10558                 10623                     10634
   Mar-94         10156                 10172                     10176
   Apr-94         10458                 10544                     10607
   May-94         10407                 10448                     10547
   Jun-94         10488                 10508                     10696
   Jul-94         10649                 10692                     10798
   Aug-94         10941                 10999                     11054
   Sep-94         10559                 10621                     10706
   Oct-94         10950                 11026                     11062
   Nov-94         10428                 10478                     10530
   Dec-94         10484                 10564                     10597
   Jan-95         10108                 10254                     10190
   Feb-95         10189                 10282                     10160
   Mar-95         10759                 10964                     10794
   Apr-95         11145                 11346                     11200
   May-95         11176                 11303                     11067
   Jun-95         11064                 11168                     10873
   Jul-95         11623                 11826                     11550
   Aug-95         11237                 11384                     11110
   Sep-95         11470                 11661                     11327
   Oct-95         11318                 11461                     11022
   Nov-95         11562                 11782                     11329
   Dec-95         11975                 12238                     11785
   Jan-96         12006                 12277                     11834
   Feb-96         12026                 12300                     11874
   Mar-96         12232                 12529                     12126
   Apr-96         12530                 12826                     12478
   May-96         12396                 12674                     12249
   Jun-96         12489                 12761                     12317
   Jul-96         12139                 12430                     11958
   Aug-96         12253                 12538                     11984
   Sep-96         12592                 12907                     12303
   Oct-96         12571                 12863                     12177
   Nov-96         13136                 13460                     12662
   Dec-96         13067                 13341                     12499
   Jan-97         12640                 12898                     12061
   Feb-97         12827                 13114                     12259
   Mar-97         12932                 13202                     12303
   Apr-97         13025                 13344                     12368
   May-97         13984                 14324                     13174
   Jun-97         14766                 15160                     13899
   Jul-97         15214                 15570                     14125
   Aug-97         14109                 14447                     13070
   Sep-97         15078                 15354                     13801
   Oct-97         13869                 14110                     12740
   Nov-97         13859                 14055                     12610
   Dec-97         14022                 14254                     12720
   Jan-98         14538                 14830                     13301
   Feb-98         15382                 15727                     14155
   Mar-98         15782                 16139                     14591
   Apr-98         15888                 16248                     14706
   May-98         15888                 16209                     14634
   Jun-98         16025                 16315                     14745
   Jul-98         16067                 16419                     14894
   Aug-98         14085                 14350                     13049
   Sep-98         13632                 13880                     12648
   Oct-98         14981                 15335                     13966
   Nov-98         15751                 16198                     14681
   Dec-98         16244                 16729                     15261
   Jan-99         16190                 16640                     15216
   Feb-99         15829                 16311                     14853
   Mar-99         16541                 17060                     15473
   Apr-99         17212                 17794                     16099
   May-99         16371                 16897                     15270
   Jun-99         16999                 17586                     15866
   Jul-99         17616                 18240                     16337
   Aug-99         17775                 18410                     16398
   Sep-99         18105                 18724                     16563
   Oct-99         19073                 19722                     17184
   Nov-99         19945                 20579                     17781
   Dec-99         21704                 22386                     19377
   Jan-00         19999                 20761                     18147
   Feb-00         20278                 21097                     18635
   Mar-00         21457                 22294                     19358
   Apr-00         20299                 21089                     18340
   May-00         19720                 20470                     17892
   Jun-00         20460                 21234                     18592
   Jul-00         19667                 20411                     17813
   Aug-00         20021                 20770                     17967
   Sep-00         18980                 19696                     17092
   Oct-00         18369                 19083                     16689
   Nov-00         17533                 18224                     16063
   Dec-00         17886                 18608                     16633
   Jan-01         18038                 18806                     16638
   Feb-01         16492                 17174                     15394
   Mar-01         15382                 15985                     14349
   Apr-01         16438                 17086                     15334
   May-01         15850                 16448                     14767
   Jun-01         15175                 15745                     14160
   Jul-01         14794                 15365                     13915
   Aug-01         14369                 14935                     13592
   Sep-01         13074                 13582                     12215
   Oct-01         13303                 13843                     12528
   Nov-01         13716                 14276                     12990
   Dec-01         13818                 14373                     13067
   Jan-02         13103                 13624                     12373
   Feb-02         13202                 13741                     12460
   Mar-02         13928                 14466                     13134
   Apr-02         13972                 14585                     13221
   May-02         14160                 14791                     13388
   Jun-02         13587                 14193                     12856
   Jul-02         12255                 12808                     11587
   Aug-02         12222                 12780                     11560
   Sep-02         10900                 11400                     10319
   Oct-02         11528                 12079                     10873
   Nov-02         12012                 12612                     11366
   Dec-02         11658                 12210                     10984
   Jan-03         11152                 11696                     10526
   Feb-03         10927                 11457                     10285
   Mar-03         10702                 11231                     10084
   Apr-03         11714                 12334                     11072

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Foreign Stock Fund category for the six-month, one- and five-year periods was 938, 898 and 516, respectively. These funds may or may not use tax-efficient strategies.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


                                                       Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

SELECT SHARES(R)

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                      SELECT SHARES                 SCHWAB INTERNATIONAL INDEX         CATEGORY AVERAGE
6 MONTHS                                   1.65%                               2.11%                          1.38%
1 YEAR                                   -16.06%                             -15.43%                        -17.62%
5 YEARS                                   -5.82%                              -5.36%                         -5.04%
SINCE INCEPTION: 5/19/97                  -3.03%                              -2.71%                          n/a

                                                  6 MONTHS             1 YEAR             5 YEARS         SINCE INCEPTION
                                             -----------------   ------------------   -----------------   -----------------
TOTAL RETURN AFTER TAX                       SELECT   CATEGORY   SELECT    CATEGORY   SELECT   CATEGORY   SELECT   CATEGORY
                                             SHARES   AVERAGE    SHARES    AVERAGE    SHARES   AVERAGE    SHARES   AVERAGE
---------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           0.79%     -0.91%    -16.77%   -19.34%    -6.34%    -6.33%    -3.56%      --
---------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          1.00%     -0.43%    -10.05%   -11.75%    -4.73%    -4.10%    -2.60%      --
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index.

$41,625    SELECT SHARES

$42,438    SCHWAB INTERNATIONAL INDEX

$41,391    MSCI-EAFE INDEX

[LINE GRAPH]

             SELECT SHARE      SCHWAB INTERNATIONAL INDEX       MSCI-EAFE INDEX
19-May-97       50000                    50000                       50000
   May-97       49375                    49283                       49248
   Jun-97       52170                    52161                       51961
   Jul-97       53755                    53571                       52803
   Aug-97       49815                    49706                       48859
   Sep-97       53240                    52827                       51595
   Oct-97       49005                    48550                       47627
   Nov-97       48970                    48360                       47141
   Dec-97       49580                    49042                       47551
   Jan-98       51405                    51027                       49725
   Feb-98       54385                    54111                       52917
   Mar-98       55800                    55529                       54547
   Apr-98       56175                    55905                       54978
   May-98       56175                    55770                       54708
   Jun-98       56655                    56133                       55124
   Jul-98       56845                    56493                       55681
   Aug-98       49840                    49376                       48782
   Sep-98       48240                    47757                       47284
   Oct-98       53005                    52763                       52211
   Nov-98       55725                    55732                       54885
   Dec-98       57490                    57561                       57053
   Jan-99       57305                    57252                       56881
   Feb-99       56025                    56122                       55528
   Mar-99       58585                    58699                       57843
   Apr-99       60955                    61225                       60186
   May-99       57980                    58137                       57086
   Jun-99       60200                    60507                       59313
   Jul-99       62385                    62757                       61074
   Aug-99       62950                    63342                       61300
   Sep-99       64115                    64425                       61919
   Oct-99       67575                    67857                       64241
   Nov-99       70660                    70806                       66470
   Dec-99       76920                    77025                       72439
   Jan-00       70880                    71433                       67839
   Feb-00       71870                    72588                       69664
   Mar-00       76050                    76708                       72367
   Apr-00       71905                    72561                       68561
   May-00       69895                    70431                       66888
   Jun-00       72515                    73058                       69503
   Jul-00       69740                    70228                       66591
   Aug-00       70995                    71462                       67169
   Sep-00       67310                    67769                       63898
   Oct-00       65110                    65658                       62390
   Nov-00       62185                    62703                       60050
   Dec-00       63455                    64024                       62182
   Jan-01       63955                    64706                       62201
   Feb-01       58470                    59090                       57548
   Mar-01       54570                    55001                       53641
   Apr-01       58315                    58788                       57326
   May-01       56230                    56592                       55205
   Jun-01       53835                    54175                       52936
   Jul-01       52485                    52866                       52020
   Aug-01       51015                    51386                       50813
   Sep-01       46385                    46733                       45666
   Oct-01       47235                    47628                       46835
   Nov-01       48700                    49119                       48563
   Dec-01       49040                    49452                       48850
   Jan-02       46540                    46876                       46256
   Feb-02       46890                    47279                       46579
   Mar-02       49430                    49771                       49099
   Apr-02       49590                    50183                       49423
   May-02       50255                    50891                       50051
   Jun-02       48220                    48833                       48059
   Jul-02       43525                    44067                       43316
   Aug-02       43410                    43973                       43216
   Sep-02       38715                    39225                       38575
   Oct-02       40945                    41560                       40646
   Nov-02       42665                    43395                       42491
   Dec-02       41385                    42009                       41064
   Jan-03       39625                    40243                       39351
   Feb-03       38825                    39419                       38450
   Mar-03       38025                    38642                       37697
   Apr-03       41625                    42438                       41391

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Foreign Stock Fund category for the six-month, one-and five-year periods was 938, 898 and 516, respectively. These funds may or may not use tax-efficient strategies.

2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                               INVESTMENT STYLE
MARKET CAP            VALUE         BLEND          GROWTH
  Large                / /           /X/             / /
  Medium               / /           / /             / /
  Small                / /           / /             / /

STATISTICS

------------------------------------------------------------------------
NUMBER OF HOLDINGS                                                  355
------------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                               $27,205
------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                         18.8
------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                              2.9
------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                             0%
------------------------------------------------------------------------
EXPENSE RATIO 3
  Investor Shares                                                  0.69%
  Select Shares(R)                                                 0.50%
------------------------------------------------------------------------

TOP HOLDINGS 4

                                                               % OF
SECURITY                                                    INVESTMENTS
-----------------------------------------------------------------------
   (1) BP PLC                                                  3.1%
-----------------------------------------------------------------------
   (2) VODAFONE GROUP PLC                                      3.0%
-----------------------------------------------------------------------
   (3) GLAXOSMITHKLINE PLC                                     2.6%
-----------------------------------------------------------------------
   (4) NOVARTIS AG, REGISTERED                                 2.4%
-----------------------------------------------------------------------
   (5) HSBC HOLDINGS PLC                                       2.3%
-----------------------------------------------------------------------
   (6) ROYAL DUTCH PETROLEUM CO.                               1.9%
-----------------------------------------------------------------------
   (7) TOTAL FINA ELF SA                                       1.8%
-----------------------------------------------------------------------
   (8) NESTLE SA, REGISTERED                                   1.8%
-----------------------------------------------------------------------
   (9) ROYAL BANK OF SCOTLAND GROUP PLC                        1.6%
-----------------------------------------------------------------------
  (10) ASTRAZENECA PLC                                         1.5%
-----------------------------------------------------------------------
       TOTAL                                                  22.0%
-----------------------------------------------------------------------

COUNTRY WEIGHTINGS

This chart shows the fund's country composition as of the report date.

[PIE CHART]

       29.8%     UNITED KINGDOM
       17.2%     JAPAN
       10.5%     FRANCE
        8.7%     SWITZERLAND
        6.6%     GERMANY
        5.7%     NETHERLANDS
        4.8%     CANADA
        4.0%     ITALY
        3.9%     SPAIN
        8.8%     OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Portfolio turnover rate was less than 1% and was not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes, and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                       Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     11/1/02-   11/1/01-  11/1/00-  11/1/99-  11/1/98-  11/1/97-
              INVESTOR SHARES                         4/30/03   10/31/02  10/31/01  10/31/00  10/31/99  10/31/98
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.47       12.22     17.13     17.93     14.21     13.31
                                                     -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.11        0.21      0.15      0.20      0.19      0.17
  Net realized and unrealized gains or losses         0.05       (1.82)    (4.81)    (0.85)     3.66      0.88
                                                     -----------------------------------------------------------
  Total income or loss from investment operations     0.16       (1.61)    (4.66)    (0.65)     3.85      1.05
Less distributions:
  Dividends from net investment income               (0.21)      (0.14)    (0.25)    (0.15)    (0.13)    (0.15)
                                                     -----------------------------------------------------------
Net asset value at end of period                     10.42       10.47     12.22     17.13     17.93     14.21
                                                     -----------------------------------------------------------
Total return (%)                                      1.62 2    (13.34)   (27.58)    (3.69)    27.31      8.02

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.62 3      0.58      0.58      0.58 1    0.58      0.58
Expense reductions reflected in above ratio           0.15 3      0.18      0.17      0.23      0.41      0.46
Ratio of net investment income to
  average net assets                                  2.03 3      1.70      1.14      1.60      1.24      1.35
Portfolio turnover rate                                  0 2,4      13        18        16         5         6
Net assets, end of period ($ x 1,000,000)              418         443       519       637       447       428

1 Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.

4 Portfolio turnover rate was less than 1%.


See financial notes.

                                                     11/1/02-   11/1/01-  11/1/00-  11/1/99-  11/1/98-  11/1/97-
             SELECT SHARES(R)                         4/30/03   10/31/02  10/31/01  10/31/00  10/31/99  10/31/98
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.47       12.23     17.14     17.96     14.23     13.32
                                                     -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.11        0.21      0.16      0.27      0.18      0.22
  Net realized and unrealized gains or losses         0.06       (1.82)    (4.80)    (0.91)     3.70      0.85
                                                     -----------------------------------------------------------
  Total income or loss from investment operations     0.17       (1.61)    (4.64)    (0.64)     3.88      1.07
Less distributions:
  Dividends from net investment income               (0.23)      (0.15)    (0.27)    (0.18)    (0.15)    (0.16)
                                                     -----------------------------------------------------------
Net asset value at end of period                     10.41       10.47     12.23     17.14     17.96     14.23
                                                     -----------------------------------------------------------
Total return (%)                                      1.65 2    (13.31)   (27.45)    (3.65)    27.49      8.16

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.48 3      0.47      0.47      0.47 1    0.47      0.47
Expense reductions reflected in above ratio           0.14 3      0.14      0.13      0.19      0.39      0.48
Ratio of net investment income to
  average net assets                                  2.20 3      1.81      1.25      1.71      1.57      1.49
Portfolio turnover rate                                  0 2,4      13        18        16         5         6
Net assets, end of period ($ x 1,000,000)              535         536       616       700       449        94

1 Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.

4 Portfolio turnover rate was less than 1%.


                                                            See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                           COST       MARKET VALUE
HOLDINGS BY CATEGORY                ($ x 1,000)        ($ x 1,000)
----------------------------------------------------------------------
 99.6%   FOREIGN
         COMMON STOCK                  1,115,159           943,714
  0.3%   FOREIGN
         PREFERRED STOCK                   1,990             2,467
  0.1%   SHORT-TERM INVESTMENT               941               941
  0.0%   WARRANTS                            724               567
----------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS             1,118,814        947,689

                                                           MKT. VALUE
       SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
       FOREIGN COMMON STOCK
       99.6% of investments

       AUSTRALIA 3.7%
       ---------------------------------------------------------------
       Alumina Ltd.    247,399                                     675
       AMP Ltd.    243,014                                       1,327
       Australia & New Zealand Banking
       Group Ltd.    317,170                                     3,700
       BHP Billiton Ltd.    783,724                              4,432
       Commonwealth Bank of
       Australia     256,408                                     4,366
       Foster's Group Ltd.    446,157                            1,250
       National Australia Bank Ltd.     317,312                  6,451
       News Corp. Ltd.     318,091                               2,265
       Rio Tinto Ltd.     60,818                                 1,209
       St. George Bank Ltd.     102,544                          1,270
       Telstra Corp. Ltd.     416,897                            1,098
       Wesfarmers Ltd.     80,774                                1,238
       Westpac Banking Corp.     365,973                         3,642
       Woodside Petroleum Ltd.     101,251                         726
       Woolworths Ltd.     202,146                               1,634
                                                           -----------
                                                                35,283
       BELGIUM 0.9%
       ---------------------------------------------------------------
       Dexia    143,074                                          1,640
       Electrabel SA    6,048                                    1,450
       Fortis    207,210                                         3,478
       Interbrew    32,585                                         727
       Solvay SA    9,156                                          647
                                                           -----------
                                                                 7,942

       CANADA 4.8%
       ---------------------------------------------------------------
       Alcan, Inc.    62,405                                     1,827
       Bank of Montreal    99,813                                2,790
       Bank of Nova Scotia    105,952                            4,120
       Barrick Gold Corp.    110,291                             1,675
       BCE, Inc. 65,656                                          1,298
       Bombardier, Inc., Class B    192,500                        466
       Canadian Imperial Bank of
       Commerce    75,516                                        2,516
       Canadian National Railway Co.    43,316                   2,103
       Enbridge, Inc.    33,700                                  1,025
       EnCana Corp.    97,217                                    3,186
       George Weston Ltd.    11,500                                746
       Imperial Oil Ltd.    24,010                                 728
       Loblaw Cos. Ltd.    21,098                                  824
       Magna International, Inc.,
       Class A    16,447                                           966
       Manulife Financial Corp.    98,250                        2,619
       Petro-Canada    48,400                                    1,595
       Power Corp. of Canada    35,402                             993
       Power Financial Corp.    26,300                             756
       Royal Bank of Canada    136,817                           5,703
       Sun Life Financial Services of
       Canada, Inc.    130,364                                   2,676
       Suncor Energy, Inc.    97,200                             1,598
       Talisman Energy, Inc.    25,625                           1,022
       Toronto-Dominion Bank    131,000                          3,099
       TransCanada PipeLines Ltd.    94,561                      1,509
                                                           -----------
                                                                45,840

       DENMARK 0.5%
       ---------------------------------------------------------------
       Danske Bank A/S    114,004                                2,193
       Novo-Nordisk A/S, Class B    56,110                       2,033
       TDC A/S    23,628                                           588
                                                           -----------
                                                                 4,814


See financial notes.

                                                           MKT. VALUE
       SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
       FRANCE 10.5%
       ---------------------------------------------------------------
       Accor SA    42,457                                        1,399
       Air Liquide SA    21,416                                  3,243
       Alcatel SA, Class A    172,263                            1,411
     o Arcelor SA    74,513                                        843
       Aventis SA    138,614                                     7,040
       AXA    293,535                                            4,458
       BNP Paribas    165,829                                    7,784
       Bouygues    33,690                                          824
       Carrefour SA    112,519                                   4,894
       Compagnie de Saint-Gobain    66,004                       2,285
       Credit Lyonnais SA    33,600                              2,083
       European Aeronautic Defense &
       Space Co.    61,447                                         571
       France Telecom SA    78,001                               1,802
       Groupe Danone    26,016                                   3,682
       L'oreal    69,764                                         4,987
       Lafarge SA    26,873                                      1,805
       Lagardere S.C.A.    29,349                                1,121
       LVMH Moet-Hennessy Louis
       Vuitton SA    44,980                                      1,963
       Michelin (C.G.D.E.), Class B    28,839                    1,067
       Orange SA    135,797                                      1,088
       Pernod-Ricard    11,468                                   1,007
       Peugeot SA    31,001                                      1,451
       Pinault-Printemps-Redoute SA    14,727                    1,029
       Renault SA    34,002                                      1,470
       Sanofi-Synthelabo SA    82,658                            4,931
       Schneider Electric SA    44,309                           2,098
       Societe Generale, Class A    61,511                       3,762
       Societe Television Francaise    126,048                     732
       STMicroelectronics NV    117,296                          2,424
       Suez SA    169,102                                        2,753
     o Thomson    33,486                                           491
   (7) Total Fina Elf SA    131,572                             17,253
       Veolia Environment    52,576                              1,135
       Vinci SA    13,931                                          907
       Vivendi Universal SA    189,024                           3,080
    *o Vivendi Universal SA    54,392                              893
                                                           -----------
                                                                99,766
       GERMANY 6.6%
       ---------------------------------------------------------------
       Allianz AG    38,188                                      2,700
       Altana AG    15,200                                         748
       BASF AG    107,935                                        4,815
       Bayer AG    147,945                                       2,700
       Bayerische Hypo-und Vereinsbank
       AG    66,874                                                890
       Bayerische Motoren Werke
       AG    67,500                                              2,250
       Beiersdorf AG    4,671                                      581
       DaimlerChrysler AG    181,970                             5,869
       Degussa AG    17,800                                        517
       Deutsche Bank AG    117,776                               6,091
       Deutsche Post AG    75,227                                  897
       Deutsche Telekom AG    440,562                            5,890
       E.ON AG    122,150                                        5,847
     o Infineon Technologies AG    75,100                          557
       Linde AG    18,812                                          709
       Metro AG    29,214                                          811
       Muenchener Rueckversicherungs
       AG    21,140                                              2,112
       RWE AG    77,776                                          2,092
       SAP AG    42,324                                          4,336
       Schering AG    37,346                                     1,665
       Siemens AG    168,790                                     8,414
       ThyssenKrupp AG    63,966                                   655
       Volkswagen AG    46,293                                   1,627
                                                           -----------
                                                                62,773

       HONG KONG / CHINA 1.1%
       ---------------------------------------------------------------
       Cheung Kong Holdings Ltd.    327,000                      1,807
       CLP Holdings Ltd.    387,080                              1,583
       Hang Seng Bank Ltd.    154,700                            1,532
       Hong Kong & China Gas Co.    718,400                        847
       HongKong Electric Holdings    277,756                     1,115
       Hutchison Whampoa Ltd.    445,800                         2,481
       Sun Hung Kai Properties
       Ltd.    265,694                                           1,247
                                                           -----------
                                                                10,612


                                                            See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                            MKT. VALUE
       SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
       ITALY 4.0%
       ---------------------------------------------------------------
       Alleanza Assicurazioni SPA    100,995                       945
       Assicurazioni Generali SPA    214,116                     4,920
       Banca Intesa SPA    735,870                               1,905
       Enel SPA    429,348                                       2,568
       ENI-Ente Nazionale Idrocarburi
       SPA    579,022                                            8,252
       Mediaset SPA    133,088                                   1,138
       Olivetti SPA    1,240,760                                 1,408
       Riunione Adriatica di Sicurta
       SPA    78,031                                             1,125
       Sanpaolo IMI SPA    189,885                               1,566
       Seat-Pagine Gialle SPA    1,247,385                         846
       Telecom Italia SPA    506,188                             4,135
       Telecom Italia SPA -- RNC    413,196                      2,034
       TIM SPA    809,627                                        3,813
       UniCredito Italiano SPA    733,582                        3,209
                                                           -----------
                                                                37,864

       JAPAN 17.2%
       ---------------------------------------------------------------
       Advantest Corp.    16,700                                   560
       Aeon Co. Ltd.    48,000                                   1,091
       Ajinomoto Co., Inc.    111,000                            1,126
       Asahi Glass Co. Ltd.    146,000                             777
       The Bank of Yokohama Ltd.    205,000                        724
       Bridgestone Corp.    126,000                              1,429
       Canon, Inc.    177,000                                    7,154
       Central Japan Railway Co.    202                          1,311
       Chubu Electric Power Co., Inc.    135,100                 2,719
       The Chugoku Electric Power Co.,
       Inc.    56,000                                              901
       Dai Nippon Printing Co. Ltd.    117,000                   1,136
       Daiichi Pharmaceutical Co. Ltd.    51,000                   646
       Daikin Industries Ltd.    34,000                            566
       Denso Corp.    110,000                                    1,568
       East Japan Railway Co.    653                             2,957
       Eisai Co. Ltd.    47,000                                    830
       Fanuc Ltd.    24,300                                        994
       Fuji Photo Film Co. Ltd.    92,000                        2,345
       Fujisawa Pharmaceutical Co.
       Ltd.    47,000                                              796
     o Fujitsu Ltd.    326,000                                     910
       Hitachi Ltd.    616,000                                   2,056
       Honda Motor Co. Ltd.    132,700                           4,395
       Hoya Corp.    23,600                                      1,395
       Ito-Yokado Co. Ltd.    78,000                             1,835
       Itochu Corp.    273,000                                     572
       Japan Telecom Holdings Co.
       Ltd.    208                                                 569
       Japan Tobacco, Inc.    158                                  921
       The Kansai Electric Power Co.    146,000                  2,442
       Kao Corp.    123,000                                      2,243
       KDDI Corp.    506                                         1,537
       Keyence Corp.    6,930                                    1,114
     o Kinki Nippon Railway Co. Ltd.    305,830                    764
       Kirin Brewery Co. Ltd.    127,000                           980
       Kyocera Corp.    34,500                                   1,684
       Kyushu Electric Power Co.    85,400                       1,328
       Matsushita Electric Industrial Co.
       Ltd.    469,912                                           3,743
     o Millea Holdings, Inc.    302                              1,960
       Mitsubishi Corp.    219,000                               1,302
       Mitsubishi Electric Corp.    303,000                        785
       Mitsubishi Estate Co. Ltd.    190,000                     1,112
       Mitsubishi Heavy Industries
       Ltd.    565,000                                           1,255
       Mitsubishi Tokyo Financial Group,
       Inc.    707                                               2,395
       Mitsui & Co. Ltd.    239,000                              1,132
       Mitsui Fudosan Co. Ltd.    142,000                          764
       Mitsui Sumitomo Insurance Co.
       Ltd.    273,000                                           1,282
     o Mizuho Financial Group, Inc.    1,155                       617
       Murata Manufacturing Co. Ltd.    47,900                   1,707
     o NEC Corp.    298,000                                        932
       Nikko Cordial Corp.    283,000                              759
       Nintendo Co. Ltd.    21,700                               1,696
       Nippon Express Co. Ltd.    161,000                          601
       Nippon Oil Corp.    298,000                               1,187
       Nippon Steel Corp.    1,020,000                           1,138
       Nippon Telegraph & Telephone
       Corp.    1,100                                            3,855
       Nippon Unipac Holding    188                                604
       Nissan Motor Co. Ltd.    477,000                          3,660
       Nitto Denko Corp.    28,000                                 805


See financial notes.

                                                            MKT. VALUE
       SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
       Nomura Holdings, Inc.    372,000                          3,684
       NTT Data Corp.    284                                       672
       NTT DoCoMo, Inc.    3,685                                 7,601
       OJI Paper Co. Ltd.    165,000                               624
       Oriental Land Co. Ltd.    10,000                            418
       Osaka Gas Co. Ltd.    394,000                             1,140
       Ricoh Co. Ltd.    131,000                                 2,009
       Rohm Co. Ltd.    23,000                                   2,370
       Sankyo Co. Ltd.    77,000                                 1,116
       Sanyo Electric Co. Ltd.    309,000                          966
       Secom Co. Ltd.    43,500                                  1,014
       Sekisui House Ltd.    117,000                               859
       Seven-Eleven Japan Co.    78,000                          1,857
       Sharp Corp.    184,000                                    1,929
       Shin-Etsu Chemical Co. Ltd.    74,900                     2,242
       Shiseido Co. Ltd.    74,000                                 676
       The Shizuoka Bank Ltd.    116,000                           766
       SMC Corp.    11,000                                         828
       Sompo Japan Insurance, Inc.    160,000                      731
       Sony Corp.    185,500                                     4,511
       Sumitomo Chemical Co. Ltd.    248,000                       672
       Sumitomo Corp.    137,000                                   551
       Sumitomo Electric Industries
       Ltd.    131,000                                             733
     o Sumitomo Mitsui Financial Group,
       Inc.    764                                               1,198
       The Sumitomo Trust & Banking Co.
       Ltd.    154,000                                             436
       Suzuki Motor Corp.    76,000                                900
       Takeda Chemical Industries Ltd.    166,200                6,090
       Takefuji Corp.    16,590                                    864
       TDK Corp.    22,000                                         764
       Tohoku Electric Power Co.    83,700                       1,333
       The Tokyo Electric Power Co.,
       Inc.    240,300                                           4,876
       Tokyo Electron Ltd.    31,000                             1,162
       Tokyo Gas Co. Ltd.    507,000                             1,649
       Toppan Printing Co. Ltd.    122,000                         773
       Toshiba Corp.    566,000                                  1,509
       Tostem Inax Holding Corp.    54,000                         576
       Toyota Motor Corp.    491,500                            11,127
     o UFJ Holdings, Inc.    686                                   552
       West Japan Railway Co.    225                               702
       Yamanouchi Pharmaceutical Co.
       Ltd.    67,000                                            1,691
       Yamato Transport Co. Ltd.    78,000                         873
                                                           -----------
                                                               162,710

       NETHERLANDS 5.7%
       ---------------------------------------------------------------
       ABN Amro Holdings NV    298,017                           5,035
       Aegon NV    205,317                                       2,087
       Akzo Nobel NV    58,760                                   1,306
     o ASML Holding NV    73,563                                   635
       Heineken NV    39,259                                     1,458
       ING Groep NV    355,884                                   5,779
       Koninklijke Ahold NV    138,958                             636
       Koninklijke Philips Electronics
       NV    273,305                                             5,084
       Reed Elsevier NV    141,007                               1,605
   (6) Royal Dutch Petroleum Co.    433,569                     17,734
     o Royal KPN NV    360,914                                   2,401
       TPG NV    67,143                                          1,048
       Unilever NV    117,468                                    7,400
       VNU NV    47,654                                          1,383
                                                           -----------
                                                                53,591

       SINGAPORE 0.6%
       ---------------------------------------------------------------
       DBS Group Holdings Ltd.    217,778                        1,067
       Haw Par Corp. Ltd.    834                                     2
       Oversea-Chinese Banking Corp.    217,000                  1,155
       Singapore Airlines Ltd.    123,000                          655
       Singapore Telecommunications
       Ltd. 1,402,696                                            1,145
       United Overseas Bank Ltd.    237,000                      1,388
                                                           -----------
                                                                 5,412

       SPAIN 3.9%
       ---------------------------------------------------------------
       Altadis SA 57,998                                         1,495
       Banco Bilbao Vizcaya Argentaria
       SA 632,702                                                6,369
       Banco Popular Espanol    37,692                           1,827
       Banco Santander Central Hispano
       SA    879,450                                             6,910
       Endesa SA    186,597                                      2,647
       Gas Natural SDG SA    37,672                                721


                                                            See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS continued

                                                           MKT. VALUE
       SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
       Iberdrola SA    162,340                                   2,614
       Inditex SA    47,334                                        943
       Repsol YPF SA    191,744                                  2,793
     o Telefonica SA    982,643                                 10,868
                                                           -----------
                                                                37,187

       SWEDEN 1.6%
       ---------------------------------------------------------------
       Electrolux AB, Series B    61,579                         1,156
       ForeningsSparbanken AB    85,887                          1,165
       Hennes & Mauritz AB, Series B    98,150                   2,184
       Nordea AB    486,286                                      2,580
       Sandvik AB    44,107                                      1,121
       Securitas AB, Class B    69,245                             813
       Skandinaviska Enskilda Banken,
       Series A    85,410                                          887
       Svenska Cellulosa AB, Series B    41,064                  1,391
     o Telefonaktiebolaget LM Ericsson,
       Class B    3,287,942                                      2,995
       Volvo AB, Series B    40,445                                808
                                                           -----------
                                                                15,100

       SWITZERLAND 8.7%
       ---------------------------------------------------------------
     o ABB Ltd.    204,408                                         629
       Adecco SA, Registered    20,902                             802
       Ciba Specialty Chemicals AG    14,322                       990
       Compangnie Financiere Richemont AG,
       Series A    113,260                                       1,674
       Credit Suisse Group    213,040                            5,089
       Holcim Ltd., Class B    6,173                             1,158
   (8) Nestle SA, Registered    82,243                          16,766
   (4) Novartis AG, Registered    569,772                       22,475
       Roche Holdings-- Bearer    6,610                            680
       Roche Holdings-- Genus    144,526                         9,196
       Serono SA, Series B    1,519                                824
       Swiss Reinsurance, Registered    65,184                   4,258
       Swisscom AG, Registered    5,801                          1,794
       Syngenta AG    20,323                                     1,049
       UBS AG, Registered    259,229                            12,299
       Zurich Financial Services AG    28,547                    3,010
                                                           -----------
                                                                82,693
       UNITED KINGDOM 29.8%
       ---------------------------------------------------------------
       3i Group PLC    137,145                                   1,019
       Abbey National PLC    293,941                             2,088
       Alliance & Leicester PLC    84,836                        1,100
       Allied Domecq PLC    240,096                              1,347
       Amersham PLC    136,906                                     984
       Amvescap PLC    119,189                                     648
       Associated British Foods PLC    77,195                      664
  (10) AstraZeneca PLC    357,487                               14,027
       Aviva PLC    471,307                                      3,314
       BAA PLC    211,384                                        1,632
       BAE Systems PLC    676,284                                1,373
       Barclays PLC    1,346,817                                 9,304
       BG Group PLC    727,751                                   2,911
       BHP Billiton PLC    472,369                               2,416
       BOC Group PLC    97,556                                   1,230
       Boots Group PLC    181,534                                1,661
   (1) BP PLC    4,643,336                                      29,425
       British American Tobacco PLC    339,458                   3,255
     o British Sky Broadcasting PLC    246,398                   2,554
       BT Group PLC    1,818,581                                 5,210
       Cadbury Schweppes PLC    431,126                          2,401
       Carnival PLC    46,883                                    1,170
       Centrica PLC    861,673                                   2,290
       Compass Group PLC    477,238                              2,197
       Diageo PLC    660,104                                     7,322
       Dixons Group PLC    451,176                                 802
   (3) GlaxoSmithKline PLC    1,249,431                         25,041
       GUS PLC    205,342                                        1,898
       HBOS PLC    781,981                                       9,161
       Hilton Group PLC    350,064                                 856
   (5) HSBC Holdings PLC    1,977,771                           21,668
       Imperial Chemical Industries
       PLC    268,422                                              557
       Imperial Tobacco Group PLC    155,757                     2,606
     o Intercontinental Hotels Group
       PLC    166,984                                            1,014
       J. Sainsbury PLC    313,408                               1,185
       Kingfisher PLC    561,129                                 2,193
       Land Securities Group PLC    95,357                       1,154
       Legal & General Group PLC    1,423,718                    1,763
       Lloyds TSB Group PLC    1,157,315                         7,611


See financial notes.

                                                            MKT. VALUE
       SECURITY AND NUMBER OF SHARES                       ($ x 1,000)
       Man Group PLC    57,326                                     967
       Marks & Spencer Group PLC    488,160                      2,274
     o Mitchells & Butlers PLC    166,984                          566
       National Grid Transco PLC    649,264                      4,265
       Northern Rock PLC    91,392                               1,045
       Pearson PLC    179,933                                    1,500
       Prudential PLC    410,142                                 2,511
       Reckitt Benckiser PLC    111,099                          1,959
       Reed Elsevier PLC    261,955                              2,089
       Rentokil Initial PLC    364,152                           1,088
       Reuters Group PLC    322,330                                695
       Rio Tinto PLC    216,014                                  4,129
   (9) Royal Bank of Scotland Group
       PLC    566,423                                           14,856
       Scottish & Newcastle PLC    145,929                         834
       Scottish & Southern Energy
       PLC    173,758                                            1,786
       Scottish Power PLC    382,227                             2,375
       Shell Transport & Trading Co.
       PLC    1,988,261                                         11,909
       Smith & Nephew PLC    175,479                             1,170
       Smiths Group PLC    107,917                               1,154
       Standard Chartered PLC    221,252                         2,468
       Tesco PLC    1,500,750                                    4,749
       Unilever PLC    577,965                                   5,681
       United Utilities PLC    124,590                           1,197
   (2) Vodafone Group PLC    14,241,429                         28,110
       Wm. Morrison Supermarkets    268,328                        800
       Wolseley PLC    129,857                                   1,256
       WPP Group PLC    230,860                                  1,643
                                                           -----------
                                                               282,127

       UNITED STATES 0.0%
       ---------------------------------------------------------------
     o NTL Europe, Inc. 41                                          --

       FOREIGN PREFERRED STOCK
       0.3% of investments

       AUSTRALIA 0.3%
       ---------------------------------------------------------------
     o News Corp. Ltd.    417,655                                2,467

       WARRANTS
       0.0% of investments

       FRANCE 0.0%
       ---------------------------------------------------------------
     o Casino Guichard Perrachon SA,
       expires 12/15/03 1,026                                       --
     o Casino Guichard Perrachon SA,
       expires 12/15/05 1,026                                       --
     o France Telecom-CVG Equant NV,
       expires 06/29/04 35,326                                     567
                                                           -----------
                                                                   567

       UNITED STATES 0.0%
       ---------------------------------------------------------------
     o NTL, Inc., Series A,
       expires 01/13/11    48                                       --

       SECURITY                                            FACE VALUE
         RATE, MATURITY DATE                               ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.1% of investments

       Bank One, Grand Cayman
       Time Deposit
            0.80%, 05/01/03                     941                941

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------
Investments, at market value
  (including $132,774 of securities on loan)                $  947,689 a
Collateral held for securities on loan                         139,657
Foreign currency                                                    21 b
Receivables:
  Fund shares sold                                                 895
  Dividends                                                      5,343
  Income from lending securities                                   140
  Dividend tax reclaim                                             589
Prepaid expenses                                           +        18
                                                           -----------
TOTAL ASSETS                                                 1,094,352

LIABILITIES
----------------------------------------------------------------------
Collateral held for securities on loan                         139,657
Payables:
  Fund shares redeemed                                             603
  Interest expenses                                                  1
  Withholding taxes                                                 82
  Investment adviser and administrator fees                         36
  Transfer agent and shareholder service fees                       15
Accrued expenses                                           +       403
                                                           -----------
TOTAL LIABILITIES                                              140,797

NET ASSETS
----------------------------------------------------------------------
TOTAL ASSETS                                                 1,094,352
TOTAL LIABILITIES                                          -   140,797
                                                           -----------
NET ASSETS                                                  $  953,555

NET ASSETS BY SOURCE
Capital received from investors                              1,404,727
Net investment income not yet distributed                        8,690
Net realized capital losses                                   (288,858)
Net unrealized capital losses                                 (171,004)

NET ASSET VALUE (NAV)

                                           SHARES
SHARE CLASS             NET ASSETS   /   OUTSTANDING   =    NAV
Investor Shares         $418,292           40,149          $10.42
Select Shares(R)        $535,263           51,414          $10.41

a The fund paid $1,118,814 for these securities. Not counting short-term obligations and government securities, the fund paid $22 for securities during the report period, and received $34,599 from securities it sold or that matured.

b The fund paid $21 for these currencies.

FEDERAL TAX DATA
----------------------------------------------------------------------

PORTFOLIO COST                                    $1,124,779
NET UNREALIZED GAINS AND LOSSES:
Gains                                             $   87,510
Losses                                          +   (264,600)
                                                ------------
                                                 ($  177,090)

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:

Ordinary income                                   $   19,471
Long-term capital gains                           $       --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                Loss amount
  2004                                            $    1,743
  2005                                                 1,836
  2006                                                11,905
  2007                                                     7
  2008                                                 3,669
  2009                                               130,942
  2010                                          +    112,722
                                                ------------
                                                  $  262,824


See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------------
Dividends                                                    $  12,209 a
Interest                                                             8
Lending of securities                                      +       274
                                                           -----------
TOTAL INVESTMENT INCOME                                         12,491

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------------
Net realized losses on investments sold                        (19,738)
Net realized gains on foreign currency transactions        +        59
                                                           -----------
NET REALIZED LOSSES                                            (19,679)

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------------
Net unrealized gains on investments                             24,403
Net unrealized gains on foreign currency transactions      +        49
                                                           -----------
NET UNREALIZED GAINS                                            24,452

EXPENSES
----------------------------------------------------------------------
Investment adviser and administrator fees                        1,906 b
Transfer agent and shareholder service fees:
   Investor Shares                                                 523 c
   Select Shares(R)                                                260 c
Trustees' fees                                                       5 d
Custodian fees                                                     302
Portfolio accounting fees                                           78
Professional fees                                                   17
Registration fees                                                   22
Shareholder reports                                                 76
Interest expense                                                     4
Other expenses                                             +        10
                                                           -----------
Total expenses                                                   3,203
Expense reduction                                          -       665 e
                                                           -----------
NET EXPENSES                                                     2,538

INCREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         12,491
NET EXPENSES                                               -     2,538
                                                           -----------
NET INVESTMENT INCOME                                            9,953
NET REALIZED LOSSES                                            (19,679) f
NET UNREALIZED GAINS                                       +    24,452 f
                                                           -----------
INCREASE IN NET ASSETS FROM OPERATIONS                       $  14,726

a An additional $1,636 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $574 from the investment adviser (CSIM) and $91 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, as follows:

                                         % OF AVERAGE
  SHARE CLASS                          DAILY NET ASSETS
-------------------------------------------------------

  Investor Shares                             0.69
  Select Shares                               0.50

  Prior to March 1, 2003, these limits were 0.58% and 0.47% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $4,773.


                                                            See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------------------------
                                                           11/1/02-4/30/03      11/1/01-10/31/02
Net Investment income                                            $   9,953            $   19,959
Net realized losses                                                (19,679)             (111,855)
Net unrealized gains or losses                             +        24,452               (61,568)
                                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
     FROM OPERATIONS                                                14,726              (153,464)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                                      9,001                 5,966
Select Shares(R)                                           +        11,662                 7,879
                                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                       $  20,663            $   13,845 a

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------------
                                           11/1/02-4/30/03                 11/1/01-10/31/02
                                         QUANTITY         VALUE         QUANTITY         VALUE
SHARES SOLD

Investor Shares                             2,718    $   27,512           10,848    $  131,550
Select Shares                         +     4,873        48,820           14,690       174,196
                                      --------------------------------------------------------
TOTAL SHARES SOLD                           7,591    $   76,332           25,538    $  305,746

SHARES REINVESTED
Investor Shares                               881    $    9,001              456    $    5,554
Select Shares                         +     1,143        11,662              610         7,432
                                      --------------------------------------------------------
TOTAL SHARES REINVESTED                     2,024    $   20,663            1,066    $   12,986

SHARES REDEEMED
Investor Shares                            (5,725)   ($  57,772)         (11,478)   ($ 134,445)
Select Shares                         +    (5,760)      (58,362)         (14,549)     (173,548)
                                      --------------------------------------------------------
TOTAL SHARES REDEEMED                     (11,485)   ($ 116,134)         (26,027)   ($ 307,993) b

NET INCREASE OR DECREASE                   (1,870)   ($  19,139)             577    $   10,739

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------------------
                                           11/1/02-4/30/03                 11/1/01-10/31/02
                                           SHARES    NET ASSETS           SHARES    NET ASSETS
Beginning of period                        93,433    $  978,631           92,856    $1,135,201
Total increase or
  decrease                            +    (1,870)      (25,076)             577      (156,570) c
                                      --------------------------------------------------------
END OF PERIOD                              91,563    $  953,555           93,433    $  978,631 d

a The tax-basis components of distributions paid for the prior period are:

  Ordinary Income                     $13,845
  Long-term capital gains             $    --

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares                       $ 43
  Select Shares                       +   27
                                      ------
  TOTAL                                 $ 70

  PRIOR PERIOD
  Investor Shares                       $170
  Select Shares                       +   56
                                      ------
  TOTAL                                 $226

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $8,690 and $19,400 for the current period and the prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                  11.4%
  Growth Portfolio                      10.7%
  Balanced Portfolio                     7.4%
  Conservative Portfolio                 2.9%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                    0.4%


See financial notes.

FINANCIAL NOTES UNAUDITED

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                       INVESTOR      SELECT
FUND                                    SHARES      SHARES(R)   e.SHARES
------------------------------------------------------------------------
S&P 500                                   O            O           O
------------------------------------------------------------------------
SCHWAB 1000                               O            O
------------------------------------------------------------------------
SMALL-CAP INDEX                           O            O
------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX                  O            O
------------------------------------------------------------------------
INTERNATIONAL INDEX                       O            O
------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS  organized October 26, 1990
   Schwab 1000 Fund(R)
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund(R)
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free
      Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab GNMA Fund

SCHWAB CAPITAL TRUST  organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund


                                                       Schwab Equity Index Funds

FUND OPERATIONS

Most of the funds'investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds'business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date.

Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.


Schwab Equity Index Funds

                               AMOUNT
                             OUTSTANDING     AVERAGE         AVERAGE
                              AT 4/30/03   BORROWING*       INTEREST
FUND                         ($ x 1,000)   ($ x 1,000)      RATE* (%)
---------------------------------------------------------------------
SCHWAB
S&P 500 FUND                       --         5,007            1.64
---------------------------------------------------------------------
SCHWAB 1000(R)                     --         1,888            1.70
---------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND(R)                   2,616         2,076            1.74
---------------------------------------------------------------------
SCHWAB TOTAL STOCK
MARKET INDEX FUND(R)               --         1,810            1.65
---------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND(R)                      --         1,323            1.73
---------------------------------------------------------------------

* For the six-month period ended 4/30/03.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's
Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly,the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.


                                                       Schwab Equity Index Funds

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Equity Index Funds

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab Equity Index Funds

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity FUND(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

  Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13562-05

Schwab Core Equity Fund(TM)

       SEMIANNUAL REPORT
       APRIl 30, 2003

                                                           [CHARLES SCHWAB LOGO]

Using the power of Schwab Equity Ratings(TM) in seeking to provide long-term capital appreciation with overall risk management.

In This Report

      Management's Discussion ..............................................   2
      The president of SchwabFunds(R) and the fund's managers discuss the factors that affected fund performance during the report period.

      Fund Performance and Related Data
      Fund and index performance data, fund facts, portfolio holdings and fund financials.

        Schwab Core Equity Fund(TM) ........................................   6
        Ticker Symbol: SWANX
        The fund seeks long-term capital growth.

      Financial Notes ......................................................  16

      Glossary .............................................................  19

FROM THE CHAIRMAN

[PHOTO OF CHARLES R. SCHWAB]
Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION  November 1, 2002--April 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Core Equity Fund(TM)

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%.Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil).But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001.Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.


                                                    Schwab Core Equity Fund (TM)

MANAGEMENT'S DISCUSSION continued

     Stock prices during the period appeared to generally reflect companies' established earning power, although anticipated future earnings began to drive returns in some sectors.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investor's sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.48% S&P 500(R) INDEX: measures U.S. large-cap stocks

7.55% RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

1.81% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe,
      Australasia and the Far East

4.31% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

            Lehman Brothers U.S.
                 Aggregate         MSCI-EAFE      Russell 2000         S&P 500
                Bond Index           Index           Index             Index
31-Oct-02              0                 0               0                 0
   Nov-02          -0.18             -0.36             2.6              1.72
   Nov-02           0.59              1.71            2.65              1.95
   Nov-02           0.25              0.52             3.5               2.2
   Nov-02          -0.07              3.64            6.59               5.6
   Nov-02          -0.03               4.7            9.98               6.2
   Dec-02           0.52              0.96            5.77              2.59
   Dec-02           0.86             -0.03            6.05              2.06
   Dec-02           1.42             -1.25            2.87              0.14
   Dec-02           1.99              0.71             4.5              0.75
   Jan-03           1.36              2.13            5.44              3.01
   Jan-03           1.18              2.45            6.35              5.14
   Jan-03           1.83               3.2            6.09               3.7
   Jan-03            2.2             -0.55            3.09              0.61
   Jan-03           2.12             -3.01           -1.19             -4.19
   Feb-03           2.47             -3.67           -1.94             -4.88
   Feb-03           2.45             -4.75           -4.58             -7.18
   Feb-03           2.75             -3.54           -3.25             -4.91
   Feb-03           3.54             -6.69           -2.77             -4.84
   Mar-03           3.82             -6.69           -4.79             -6.53
   Mar-03           3.45            -10.09            -4.3             -5.38
   Mar-03           2.18             -5.24           -0.25             -0.36
   Mar-03           3.12             -5.07           -0.45             -1.16
   Apr-03           3.12             -4.67            1.13             -0.23
   Apr-03           3.14             -3.48            0.46             -0.74
   Apr-03            3.4             -0.88            3.46              1.78
   Apr-03           3.96              0.21            5.76              3.82
30-Apr-03           4.31              1.81            7.55              4.48

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab Core Equity Fund (TM)

     The fund uses schwab equity ratings TM to aid in stock selection, typically investing in stocks that have ratings of a or b and avoiding those with ratings of d or f.

THE FUND

ALTHOUGH THE FUND MAINTAINED SIMILAR INDUSTRY WEIGHTINGS TO THE S&P 500(R) INDEX, ITS BENCHMARK, IT DID NOT PERFORM AS WELL AS THAT INDEX DURING THE SIX-MONTH REPORT PERIOD. After rising at the beginning of the period only to fall back into negative territory, the fund rebounded in March and April 2003 when U.S. stocks in general rose.

In our view, the main reason the fund underperformed its benchmark during the period was that the market recovery that was underway as the report period opened appeared to be led mainly by rebounding stocks with higher price volatility and higher growth expectations, whereas the fund's strategy favors stocks with lower risk, solid fundamentals and attractive valuation characteristics.

During the report period, we saw some stocks with ratings of D or F outperform those rated A or B. However, Schwab Equity Ratings' research has indicated that although higher risk stocks at times can outperform the market (especially during strong market uptrends), these performance surges historically have tended to be unsustainable. Shareholders should bear in mind that the fund is intended for long-term investment, and that it is designed to outperform the S&P 500 over the long term while exhibiting similar risk.

Schwab Equity Ratings are produced by the Schwab Equity Model Development Department.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                    Schwab Core Equity Fund (TM)

SCHWAB CORE EQUITY FUND TM

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category.

[BAR CHART]

                             FUND      S & P 500 INDEX     CATEGORY AVERAGE
6 MONTHS                       1.35          4.48                3.31
1 YEAR                       -12.95        -13.31              -14.72
5 YEARS                       -1.76         -2.43               -3.05
SINCE INCEPTION: 7/1/96        6.63          6.28                 n/a

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the S&P 500 Index.

   $15,509 FUND

   $15,165 S&P 500 INDEX

[LINE GRAPH]

                Fund    S&P 500 Index
30-Jun-96       10000       10000
   Jul-96        9690        9558
   Aug-96        9880        9760
   Sep-96       10620       10308
   Oct-96       11010       10593
   Nov-96       11640       11393
   Dec-96       11368       11168
   Jan-97       11959       11865
   Feb-97       11908       11958
   Mar-97       11287       11468
   Apr-97       12081       12152
   May-97       12722       12890
   Jun-97       13272       13468
   Jul-97       14462       14539
   Aug-97       13821       13724
   Sep-97       14646       14475
   Oct-97       13964       13992
   Nov-97       14676       14640
   Dec-97       14963       14891
   Jan-98       15054       15057
   Feb-98       16155       16142
   Mar-98       16801       16969
   Apr-98       16949       17140
   May-98       16620       16845
   Jun-98       17448       17529
   Jul-98       17198       17343
   Aug-98       14555       14839
   Sep-98       15565       15790
   Oct-98       16529       17074
   Nov-98       17561       18109
   Dec-98       19158       19152
   Jan-99       20138       19952
   Feb-99       19134       19332
   Mar-99       19961       20105
   Apr-99       20882       20883
   May-99       20493       20390
   Jun-99       21910       21522
   Jul-99       21189       20850
   Aug-99       21154       20746
   Sep-99       20658       20177
   Oct-99       22347       21455
   Nov-99       22808       21891
   Dec-99       24474       23180
   Jan-00       23416       22017
   Feb-00       24296       21600
   Mar-00       26222       23712
   Apr-00       25087       22998
   May-00       24232       22527
   Jun-00       24844       23083
   Jul-00       24309       22723
   Aug-00       25839       24135
   Sep-00       24117       22860
   Oct-00       23633       22764
   Nov-00       22000       20971
   Dec-00       22589       21073
   Jan-01       22575       21821
   Feb-01       20549       19831
   Mar-01       19250       18574
   Apr-01       20507       20017
   May-01       20577       20151
   Jun-01       20228       19662
   Jul-01       19711       19469
   Aug-01       18342       18250
   Sep-01       17071       16776
   Oct-01       17504       17096
   Nov-01       18495       18407
   Dec-01       18547       18569
   Jan-02       18280       18298
   Feb-02       17887       17945
   Mar-02       18660       18620
   Apr-02       17816       17491
   May-02       17788       17362
   Jun-02       16692       16126
   Jul-02       15611       14870
   Aug-02       15737       14966
   Sep-02       14290       13339
   Oct-02       15301       14513
   Nov-02       15667       15368
   Dec-02       14971       14466
   Jan-03       14546       14087
   Feb-03       14221       13876
   Mar-03       14504       14010
30-Apr-03       15509       15165

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one- and five-year periods was 1,410, 1,362, and 711, respectively.

SCHWAB CORE EQUITY FUND TM

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

               INVESTMENT STYLE
MARKET CAP  Value   Blend   Growth
  Large      / /     /X/      / /
  Medium     / /     / /      / /
  Small      / /     / /      / /

STATISTICS

NUMBER OF HOLDINGS                            164
-------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)         $37,795
-------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                   21.2
-------------------------------------------------
PRICE/BOOK RATIO (P/B)                        4.4
-------------------------------------------------
PORTFOLIO TURNOVER RATE 2                     43%
-------------------------------------------------
EXPENSE RATIO 3                             0.75%
-------------------------------------------------

TOP HOLDINGS 4

                                         % OF
SECURITY                              INVESTMENTS
-------------------------------------------------
 (1) BANK OF AMERICA CORP.                5.7%
-------------------------------------------------
 (2) JOHNSON & JOHNSON                    4.6%
-------------------------------------------------
 (3) PROCTER & GAMBLE CO.                 4.5%
-------------------------------------------------
 (4) MICROSOFT CORP.                      4.1%
-------------------------------------------------
 (5) CITIGROUP, INC.                      3.3%
-------------------------------------------------
 (6) THE PROGRESSIVE CORP.                2.7%
-------------------------------------------------
 (7) CISCO SYSTEMS, INC.                  2.7%
-------------------------------------------------
 (8) FANNIE MAE                           2.4%
-------------------------------------------------
 (9) SBC COMMUNICATIONS, INC.             2.3%
-------------------------------------------------
(10) VERIZON COMMUNICATIONS, INC.         2.2%
-------------------------------------------------
     TOTAL                               34.5%
-------------------------------------------------

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

12.9%    HEALTHCARE/DRUGS & MEDICINE
10.1%    BUSINESS MACHINES & SOFTWARE
 9.5%    BANKS
 8.0%    MISCELLANEOUS FINANCE
 7.5%    TELEPHONE
 7.1%    INSURANCE
 5.7%    BUSINESS SERVICES
 5.4%    HOUSEHOLD PRODUCTS
 4.2%    ELECTRONICS
29.6%    OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance-past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

SCHWAB CORE EQUITY FUND TM -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                  11/1/02-   11/1/01-  11/1/00-   11/1/99-  11/1/98-  11/1/97-
                                                   4/30/03   10/31/02  10/31/01   10/31/00  10/31/99  10/31/98
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              10.89      12.53     18.53     18.91      14.57     13.72
                                                   -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.04       0.08      0.08      0.05       0.06      0.10
  Net realized and unrealized gains or losses        0.10      (1.64)    (4.57)     1.08       4.94      2.20
                                                   -----------------------------------------------------------
  Total income or loss from investment operations    0.14      (1.56)    (4.49)     1.13       5.00      2.30
Less distributions:
  Dividends from net investment income              (0.07)     (0.08)    (0.07)    (0.04)     (0.09)    (0.12)
  Distributions from net realized gains                --         --     (1.44)    (1.47)     (0.57)    (1.33)
                                                   -----------------------------------------------------------
  Total distributions                               (0.07)     (0.08)    (1.51)    (1.51)     (0.66)    (1.45)
                                                   -----------------------------------------------------------
Net asset value at end of period                    10.96      10.89     12.53     18.53      18.91     14.57
                                                   -----------------------------------------------------------
Total return (%)                                     1.35 2   (12.58)   (25.93)     5.75      35.20     18.37
RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                  0.75 3     0.75      0.75      0.75 1     0.75      0.75
Expense reductions reflected in above ratio          0.15 3     0.16      0.13      0.11       0.18      0.37
Ratio of net investment income to
 average net assets                                  0.85 3     0.63      0.55      0.29       0.34      0.70
Portfolio turnover rate                               43  2      114       106        96         99       115
Net assets, end of period ($ x 1,000,000)             195        179       210       342        289       192

1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

                               COST         MARKET VALUE
HOLDINGS BY CATEGORY         ($x1,000)       ($x1,000)
--------------------------------------------------------
 98.8%  COMMON STOCK          181,634         191,892

  1.1%  SHORT-TERM
        INVESTMENT              2,104           2,104

  0.1%  U.S. TREASURY
        OBLIGATION                270             270
--------------------------------------------------------
100.0%  TOTAL INVESTMENTS     184,008         194,266

                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                ($ x 1,000)
      COMMON STOCK 98.8% of investments

      AEROSPACE / DEFENSE  2.4%
      -------------------------------------------------------
      The Boeing Co.    37,000                          1,009
      Rockwell Automation, Inc.    35,300                 805
      United Technologies Corp.    47,200               2,918
                                                    ---------
                                                        4,732
      AIR TRANSPORTATION   1.5%
      -------------------------------------------------------
      FedEx Corp.    49,500                             2,964

      ALCOHOLIC BEVERAGES  0.0%
      -------------------------------------------------------
      Anheuser-Busch Cos., Inc.     500                    25

      APPAREL 1.6%
      -------------------------------------------------------
    o Jones Apparel Group, Inc.    16,000                 456
      Liz Claiborne, Inc.    24,200                       787
      Nike, Inc., Class B    7,500                        402
      VF Corp.    36,800                                1,448
                                                    ---------
                                                        3,093

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.0%
      -------------------------------------------------------
      Dana Corp.   64,600                                 600
      Delphi Corp.    6,000                                50
      Eaton Corp.    14,100                             1,157
    o SPX Corp.    6,200                                  210
                                                    ---------
                                                        2,017

      BANKS  9.5%
      -------------------------------------------------------
 =(1) Bank of America Corp.    150,000                 11,108
      UnionBanCal Corp.    20,600                         832
      Wachovia Corp.    96,000                          3,668
      Wells Fargo & Co.    59,800                       2,886
                                                    ---------
                                                       18,494

      BUSINESS MACHINES & SOFTWARE  10.1%
      -------------------------------------------------------
      Adobe Systems, Inc.    10,800                       373
    o BMC Software, Inc.    22,300                        333
 o(7) Cisco Systems, Inc.    345,800                    5,201
    o Dell Computer Corp.    54,800                     1,584
    o EMC Corp.    24,900                                 226
      International Business Machines
      Corp.    10,200                                     866
    o Lexmark International, Inc.,
      Class A     10,800                                  805
 =(4) Microsoft Corp.     313,800                       8,024
    o Oracle Corp.     53,500                             636
    o Storage Technology Corp.     12,500                 309
    o Sybase, Inc.     17,200                             220
    o Xerox Corp.     105,000                           1,035
                                                    ---------
                                                       19,612

      BUSINESS SERVICES  5.7%
      -------------------------------------------------------
      Automatic Data Processing, Inc.    34,300         1,153
    o Cendant Corp.    119,000                          1,699
    o Computer Sciences Corp.    22,900                   755
    o D&B Corp.    18,000                                 680
    o DoubleClick, Inc.    15,900                         137
      First Data Corp.    72,400                        2,840
    o Gartner, Inc., Class B    23,000                    180
      H&R Block, Inc.    23,300                           900
    o ITT Educational Services, Inc.    4,800             142
    o Mercury Computer Systems, Inc.    6,200             130
      Pittston Brink's Group    6,400                      82


                                                            See financial notes.

SCHWAB CORE EQUITY FUND TM -- Financials

PORTFOLIO HOLDINGS continued

                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                ($ x 1,000)
    o Symantec Corp.    4,500                             198
    o Take-Two Interactive Software,
      Inc.    10,300                                      232
    o TeleTech Holdings, Inc.     5,000                    20
    o Thermo Electron Corp.     60,300                  1,096
      Viad Corp.    37,700                                758
                                                   ----------
                                                       11,002

      CHEMICAL  3.7%
      -------------------------------------------------------
      3M Co.    24,900                                  3,138
      E.I. du Pont de Nemours & Co.    84,900           3,611
      MacDermid, Inc.    2,500                             57
      Praxair, Inc.    3,000                              174
      The Sherwin-Williams Co.    8,500                   237
                                                   ----------
                                                        7,217

      CONSUMER DURABLE  0.4%
      -------------------------------------------------------
      Black & Decker Corp.    16,400                     677

      CONSUMER NON-DURABLE  1.5%
      -------------------------------------------------------
    o American Greetings Corp.,
      Class A    21,000                                   306
    o Cytyc Corp.    32,900                               434
      Fortune Brands, Inc.    4,500                       218
    o Marvel Enterprises, Inc.    26,400                  445
      Mattel, Inc.    62,000                            1,348
      Newell Rubbermaid, Inc.    3,200                     97
                                                   ----------
                                                        2,848

      CONTAINERS  0.1%
      -------------------------------------------------------
    o Pactiv Corp.    8,700                               179

      ELECTRONICS  4.2%
      -------------------------------------------------------
    o Acxiom Corp.    43,600                              609
    o American Power Conversion Corp.    23,300           363
    o Emulex Corp.    29,600                              606
    o Fisher Scientific International, Inc.    29,400     847
    o Hutchinson Technology, Inc.    22,000               520
      Intel Corp.    182,000                            3,349
    o LSI Logic Corp.    51,300                           275
    o Siliconix, Inc.    10,100                           285
      Texas Instruments, Inc.    64,900                 1,200
                                                   ----------
                                                        8,054

      ENERGY: RAW MATERIALS  0.5%
      -------------------------------------------------------
      Anadarko Petroleum Corp.    14,500                  644
      Cabot Oil & Gas Corp.     6,000                     147
      Occidental Petroleum Corp.     5,400                161
                                                   ----------
                                                          952

      FOOD & AGRICULTURE  1.6%
      -------------------------------------------------------
      Altria Group, Inc.     20,100                       618
      Archer-Daniels-Midland Co.     300                    3
      ConAgra Foods, Inc.     30,200                      634
      Corn Products International, Inc.     18,700        559
      Fresh Del Monte Produce, Inc.     300                 6
      Kellogg Co.     24,300                              796
      The Pepsi Bottling Group, Inc.     500               10
      PepsiCo, Inc.     10,800                            468
                                                   ----------
                                                        3,094

      HEALTHCARE / DRUGS & MEDICINE  12.9%
      -------------------------------------------------------
    o Anthem, Inc.     12,700                             872
    o Apria Healthcare Group, Inc.     5,000              117
      Becton Dickinson & Co.     29,800                 1,055
      C.R. Bard, Inc.     17,100                        1,084
    o Cephalon, Inc.     8,000                            327
    o Coventry Health Care, Inc.     4,000                163
    o Health Net, Inc.     30,400                         793
    o Humana, Inc.     2,200                               24
      ICN Pharmaceuticals, Inc.     7,300                  64
    o Invitrogen Corp.     3,600                          118
 =(2) Johnson & Johnson     158,800                     8,950
    o King Pharmaceuticals, Inc.     91,100             1,149
    o Laboratory Corp. of America
      Holdings     2,500                                   74
      McKesson Corp.     13,800                           383
      Merck & Co., Inc.     59,800                      3,479
      Mylan Laboratories, Inc.     38,850               1,098
    o Oxford Health Plans, Inc.     18,800                550
    o Pacificare Health Systems, Inc.     24,000          764
    o Pediatrix Medical Group, Inc.     8,500             271
    o Quintiles Transnational Corp.     6,100              86
    o Sunrise Assisted Living, Inc.     15,900            429
      UnitedHealth Group, Inc.     32,600               3,003
    o US Oncology, Inc.     18,900                        136
                                                   ----------
                                                       24,989


See financial notes.

                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                ($ x 1,000)
      HOUSEHOLD PRODUCTS  5.4%
      -------------------------------------------------------
      Clorox Co.     37,900                             1,714
  (3) Procter & Gamble Co.     96,800                   8,697
                                                   ----------
                                                       10,411

      INSURANCE  7.1%
      -------------------------------------------------------
      AFLAC, Inc.     83,900                            2,744
    o CNA Financial Corp.     500                          12
      Fidelity National Financial, Inc.     21,500        740
      Landamerica Financial Group, Inc.     1,500          62
      Marsh & McLennan Cos., Inc.     64,900            3,095
      Metlife, Inc.     20,000                            575
      Principal Financial Group, Inc.     24,200          704
  (6) The Progressive Corp.     78,300                  5,324
      Protective Life Corp.     8,400                     241
      Radian Group, Inc.     9,500                        377
                                                   ----------
                                                       13,874

      MEDIA  3.1%
      -------------------------------------------------------
      Belo Corp., Class A     6,500                       146
      The McGraw-Hill Cos., Inc.     27,100             1,582
    o Valassis Communications, Inc.     25,000            665
    o Viacom, Inc., Class B     75,400                  3,273
      Washington Post, Class B     400                    292
                                                   ----------
                                                        5,958

      MISCELLANEOUS FINANCE  8.0%
      -------------------------------------------------------
      American Express Co.     39,600                   1,499
      Charter One Financial, Inc.     16,130              469
 =(5) Citigroup, Inc.     161,933                       6,356
  (8) Fannie Mae     64,000                             4,633
      Freddle Mac     29,300                            1,696
      Legg Mason, Inc.     16,600                         901
      Nuveen Investments, Inc.,
      Class A     1,500                                    37
                                                   ----------
                                                       15,591

      OIL: DOMESTIC  2.5%
      -------------------------------------------------------
      Kerr-McGee Corp.     59,500                       2,506
    o Newfield Exploration Co.     52,600               1,809
      Patina Oil & Gas Corp.     1,000                     34
      Vintage Petroleum, Inc.     49,600                  485
                                                   ----------
                                                        4,834

      OIL: INTERNATIONAL  0.3%
      -------------------------------------------------------
      Exxon Mobil Corp.     18,700                        658

      OPTICAL & PHOTO  0.5%
      -------------------------------------------------------
      Eastman Kodak Co.     32,400                        969

      PAPER & FOREST PRODUCTS  0.7%
      -------------------------------------------------------
      International Paper Co.     35,600                1,273
    o Louisiana-Pacific Corp.     11,800                   95
                                                   ----------
                                                        1,368

      PRODUCER GOODS & MANUFACTURING  0.7%
      -------------------------------------------------------
      Albany International Corp., Class A     6,300       150
      Briggs & Stratton Corp.     1,000                    45
      HON Industries, Inc.     30,300                     896
      Pentair, Inc.     8,400                             324
                                                   ----------
                                                        1,415

      RETAIL  4.0%
      -------------------------------------------------------
    o Best Buy Co., Inc.     31,900                     1,103
    o Federated Department Stores, Inc.    66,300       2,030
    o The Gap, Inc.    17,700                             294
      J.C. Penney Co., Inc. Holding Co.    49,800         850
      Lowe's Cos., Inc.    8,400                          369
    o Office Depot, Inc.    73,400                        929
    o OfficeMax, Inc.    18,000                           102
    o Staples, Inc.    80,500                           1,533
      TJX Cos., Inc.    1,500                              29
      Wal-Mart Stores, Inc.    6,000                      338
      Winn-Dixie Stores, Inc.    16,300                   204
                                                   ----------
                                                        7,781

      TELEPHONE  7.5%
      -------------------------------------------------------
      AT&T Corp.    5,020                                  86
      BellSouth Corp.    105,500                        2,689
    o Commonwealth Telephone Enterprises,
      Inc.    3,000                                       119
    o Crown Castle International Corp.    44,300          282
    o Level 3 Communications, Inc.    94,900              543
    o Nextel Communications, Inc.,
      Class A    71,200                                 1,053
  (9) SBC Communications, Inc.    187,600               4,382


                                                            See financial notes.

SCHWAB CORE EQUITY FUND TM -- Financials

PORTFOLIO HOLDINGS continued

                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                ($ x 1,000)
      Sprint Corp. (FON Group)     94,000               1,082
 (10) Verizon Communications, Inc.     115,700          4,325
                                                   ----------
                                                       14,561

      TRAVEL & RECREATION  0.3%
      -------------------------------------------------------
    o Harrah's Entertainment, Inc.    14,100              555

      UTILITIES: ELECTRIC & GAS     2.0%
      -------------------------------------------------------
      Exelon Corp.     47,500                           2,519
      Great Plains Energy, Inc.     41,900              1,096
      Kinder Morgan, Inc.     800                          38
      PPL Corp.     8,700                                 315
                                                   ----------
                                                        3,968

      SHORT-TERM INVESTMENT
      1.1% of investments

      Provident Institutional
      TempFund     2,104,017                            2,104

      SECURITY                     FACE VALUE
          RATE, MATURITY DATE      ($ x 1,000)

      U.S. TREASURY OBLIGATION
      0.1% of investments

    = U.S. Treasury Bill
         1.13%, 06/19/03               270                270

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------
Investments, at market value
   (including $4,910 of securities on loan)            $194,266 a
Collateral held for securities on loan                    5,107
Receivables:
   Fund shares sold                                         270
   Due from brokers for futures                               3
   Interest                                                   2
   Dividends                                                228
Prepaid expenses                                    +        13
                                                    -----------
TOTAL ASSETS                                            199,889

LIABILITIES
----------------------------------------------------------------
Collateral held for securities on loan                    5,107
Payables:
   Fund shares redeemed                                      73
   Investment adviser and administrator fees                  9
   Transfer agent and shareholder service fees                5
Accrued expenses                                    +        79
                                                    -----------
TOTAL LIABILITIES                                         5,273

NET ASSETS
----------------------------------------------------------------
TOTAL ASSETS                                            199,889
TOTAL LIABILITIES                                   -     5,273
                                                    -----------
NET ASSETS                                             $194,616

NET ASSETS BY SOURCE
Capital received from investors                         234,390
Net investment income not yet distributed                   510
Net realized capital losses                             (50,892)
Net unrealized capital gains                             10,608 b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$194,616         17,751            $10.96

a The fund paid $184,008 for these securities. Not counting short-term obligations and government securities, the fund paid $91,124 for securities during the report period and received $76,793 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had fourteen open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $3,206 and unrealized gains of $300 and two open Russell 2000 futures contracts due to expire on June 19, 2003, with a contract value of $399 and unrealized gains of $50.

FEDERAL TAX DATA
----------------------------------------------

PORTFOLIO COST                        $184,018
NET UNREALIZED GAINS AND LOSSES:
Gains                                 $ 19,519
Losses                            +     (9,271)
                                  ------------
                                      $ 10,248
AS OF OCTOBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                       $  1,009
Long-term capital gains               $     --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount
   2009                               $ 26,773
   2010                           +      8,790
                                  ------------
                                      $ 35,563


                                                            See financial notes.

SCHWAB CORE EQUITY FUND TM  -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------
Dividends                                            $  1,411
Interest                                         +         21
                                                 ------------
TOTAL INVESTMENT INCOME                                 1,432

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------
Net realized losses on investments sold               (14,953)
Net realized losses on futures contracts         +       (323)
                                                 ------------
NET REALIZED LOSSES                                   (15,276)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------
Net unrealized gains on investments                    16,813
Net unrealized gains on futures contracts        +        387
                                                 ------------
NET UNREALIZED GAINS                                   17,200

EXPENSES
-------------------------------------------------------------
Investment adviser and administrator fees                 482 a
Transfer agent and shareholder service fees               223 b
Trustees' fees                                              3 c
Custodian fees                                             13
Portfolio accounting fees                                  13
Professional fees                                          11
Registration fees                                          16
Shareholder reports                                        43
Other expenses                                   +          2
                                                 ------------
Total expenses                                            806
Expense reduction                                -        136 d
                                                 ------------
NET EXPENSES                                              670

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------
TOTAL INVESTMENT INCOME                                 1,432
NET EXPENSES                                     -        670
                                                 ------------
NET INVESTMENT INCOME                                     762
NET REALIZED LOSSES                                   (15,276) e
NET UNREALIZED GAINS                             +     17,200 e
                                                 ------------
INCREASE IN NET ASSETS FROM OPERATIONS               $  2,686

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $1,924.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------
                                      11/1/02-4/30/03     11/1/01-10/31/02
Net investment income                        $    762             $  1,234
Net realized losses                           (15,276)              (7,462)
Net unrealized gains or losses           +     17,200              (17,836)
                                         ----------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                 2,686              (24,064)

DISTRIBUTIONS PAID
---------------------------------------------------------------------------
Dividends from net investment income         $  1,261             $  1,269 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------
                                 11/1/02-4/30/03        11/1/01-10/31/02
                               QUANTITY      VALUE    QUANTITY      VALUE
Shares sold                     2,736      $ 29,191      3,029    $ 34,629
Shares reinvested                 119         1,261         89       1,172
Shares redeemed             +  (1,583)      (16,719)    (3,376)    (40,795)
                            -----------------------------------------------
NET INCREASE OR DECREASE        1,272      $ 13,733       (258)    ($4,994)

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------
                                  11/1/02-4/30/03         11/1/01-10/31/02
                                 SHARES  NET ASSETS     SHARES    NET ASSETS
Beginning of period            16,479     $179,458      16,737    $209,785
Total increase or
    decrease                +   1,272       15,158        (258)    (30,327) b
                            -----------------------------------------------
END OF PERIOD                  17,751     $194,616      16,479    $179,458 c

a The tax-basis components of distributions paid for the prior period are:

   Ordinary income           $  1,269
   Long-term capital gains   $     --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $510 and $1,009 at the end of the current period and the prior period, respectively.


                                                            See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940,as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The fund discussed in this report is highlighted.

SCHWAB CAPITAL TRUST  organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund (TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund (TM)
   Schwab Balanced MarketMasters Fund (TM)
   Schwab Small-Cap MarketMasters Fund (TM)
   Schwab International MarketMasters Fund (TM)
   Schwab Hedged Equity Fund (TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund


Schwab Core Equity Fund (TM)
on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million,$100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc.(Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services ,CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

On February 19,2002,the Board of Trustees approved terminating the agreement with the sub-adviser of the fund. As of June 1, 2002, CSIM had sole responsibility for managing the fund.

On May 22, 2002, the Board of Trustees approved changing the name of the fund to the Schwab Core Equity Fund TM , effective June 1, 2002.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees),as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.


                                                    Schwab Core Equity Fund (TM)

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

o SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

o SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

o FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

o SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Core Equity Fund (TM)

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


                                                    Schwab Core Equity Fund (TM)

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE TM 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments TM may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]




INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13561-05

Schwab MarketTrack Portfolios(R)

      SEMIANNUAL REPORT
      April 30, 2003

      Schwab MarketTrack
      All Equity Portfolio

      Schwab MarketTrack
      Growth Portfolio

      Schwab MarketTrack
      Balanced Portfolio

      Schwab MarketTrack
      Conservative Portfolio

                                                           [CHARLES SCHWAB LOGO]

Four portfolios that combine the power of indexing with the benefits of asset allocation.

In This Report

      Management's Discussion...............................................   2
      The president of SchwabFunds(R) and the portfolios' managers discuss the factors that affected portfolio performance during the report period.

      Portfolio Performance and Related Data
      Portfolio and index performance data, portfolio facts, holdings and portfolio financials.

        Schwab MarketTrack All Equity Portfolio.............................   6
        Ticker Symbol: SWEGX
        The portfolio seeks high capital growth through an all-stock portfolio.

        Schwab MarketTrack Growth Portfolio.................................  13
        Ticker Symbol: SWHGX
        The portfolio seeks high capital growth with less volatility than an all-stock portfolio.

        Schwab MarketTrack Balanced Portfolio...............................  27
        Ticker Symbol: SWBGX
        The portfolio seeks both capital growth and income.

        Schwab MarketTrack Conservative Portfolio...........................  41
        Ticker Symbol: SWCGX
        The portfolio seeks income and more growth potential than an all-bond portfolio.

      Financial Notes.......................................................  55

      Glossary..............................................................  58

FROM THE CHAIRMAN

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION November 1, 2002--April 30, 2003

[PHOTO OF RANDALL MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall Merk


Schwab MarketTrack Portfolios(R)

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

KIMON DAIFOTIS, CFA, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 18 years in research and asset management.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.


Schwab MarketTrack Portfolios(R)

MANAGEMENT'S DISCUSSION continued

STOCK PRICES DURING THE PERIOD APPEARED TO GENERALLY REFLECT COMPANIES' ESTABLISHED EARNING POWER, ALTHOUGH ANTICIPATED FUTURE EARNINGS BEGAN TO DRIVE RETURNS IN SOME SECTORS.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investors' sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 4.48%     S&P 500(R) INDEX: measures U.S. large-cap stocks

 7.55%     RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 1.81% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 4.31% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 0.63% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

                      Lehman
                   Brother U.S.
                    Aggregate            MSCI-EAFE                 Russell 2000           S&P 500     3-Month
                    Bond Index             Index                      Index                Index      T-Bills
31-Oct-02                 0                    0                          0                    0           0
   Nov-02             -0.18                -0.36                        2.6                 1.72        0.01
   Nov-02              0.59                 1.71                       2.65                 1.95        0.07
   Nov-02              0.25                 0.52                        3.5                  2.2        0.09
   Nov-02             -0.07                 3.64                       6.59                  5.6        0.12
   Nov-02             -0.03                  4.7                       9.98                  6.2        0.14
   Dec-02              0.52                 0.96                       5.77                 2.59        0.16
   Dec-02              0.86                -0.03                       6.05                 2.06        0.19
   Dec-02              1.42                -1.25                       2.87                 0.14        0.21
   Dec-02              1.99                 0.71                        4.5                 0.75        0.24
   Jan-03              1.36                 2.13                       5.44                 3.01        0.26
   Jan-03              1.18                 2.45                       6.35                 5.14        0.28
   Jan-03              1.83                  3.2                       6.09                  3.7         0.3
   Jan-03               2.2                -0.55                       3.09                 0.61        0.33
   Jan-03              2.12                -3.01                      -1.19                -4.19        0.35
   Feb-03              2.47                -3.67                      -1.94                -4.88        0.37
   Feb-03              2.45                -4.75                      -4.58                -7.18        0.39
   Feb-03              2.75                -3.54                      -3.25                -4.91        0.41
   Feb-03              3.54                -6.69                      -2.77                -4.84        0.43
   Mar-03              3.82                -6.69                      -4.79                -6.53        0.47
   Mar-03              3.45               -10.09                       -4.3                -5.38        0.49
   Mar-03              2.18                -5.24                      -0.25                -0.36        0.51
   Mar-03              3.12                -5.07                      -0.45                -1.16        0.53
   Apr-03              3.12                -4.67                       1.13                -0.23        0.56
   Apr-03              3.14                -3.48                       0.46                -0.74        0.57
   Apr-03               3.4                -0.88                       3.46                 1.78        0.59
   Apr-03              3.96                 0.21                       5.76                 3.82        0.62
30-Apr-03              4.31                 1.81                       7.55                 4.48        0.63

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab MarketTrack Portfolios(R)

OVERALL, IT WAS BONDS, LARGE-CAP VALUE STOCKS AND SMALL-CAP GROWTH STOCKS THAT CONTRIBUTED MOST TO THE PORTFOLIOS' PERFORMANCE.

THE PORTFOLIOS

ALL OF THE PORTFOLIOS POSTED POSITIVE TOTAL RETURNS FOR THE PERIOD, with bonds continuing to perform well and most of the broad stock indices being positive also.

Of the four portfolios, the SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO had the best performance for the period, coming close to matching the performance of the Conservative Composite Index. The SCHWAB MARKET TRACK BALANCED PORTFOLIO had the next-best performance, and slightly outperformed the Balanced Composite Index. These portfolios were helped by their larger exposure to bond investments and smaller exposure to international stock investments, where overall performance was positive but weak.

Conversely, the SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO and SCHWAB MARKETTRACK GROWTH PORTFOLIO saw their performance held back by their exposure to international stocks. The All Equity Portfolio underperformed the S&P 500(R) Index by close to a percentage point, while the Growth Portfolio slightly outperformed the Growth Composite Index.

All of the portfolios benefited, to varying degrees, from a general resurgence in stock prices, particularly during April 2003, the final month of the period. Among large-caps, value stocks proved to be of more interest to investors, although many of these stocks are the same names that not long ago were considered growth stocks. With their prices substantially lower during the report period than they were during the technology boom, these companies met the requirements for being considered value stocks, even though the industries to which they belong are still considered long-term growth industries.

Small-cap stocks were another bright spot, performing particularly strongly in April. Most of the interest here appeared to be focused on growth stocks rather than value stocks.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

The views expressed here are those of portfolio management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


Schwab MarketTrack Portfolios(R)

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with the S&P 500(R) Index and the All Equity Composite Index.

[BAR CHART]

                                                        ALL EQUITY
                                         S&P 500        COMPOSITE
                          PORTFOLIO       INDEX           INDEX
6 MONTHS                     3.63           4.48           3.37
1 YEAR                     -16.21         -13.31         -17.14
SINCE INCEPTION: 5/19/96    -3.57           -2.6           N/A

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in two indices: the S&P 500 Index and the All Equity Composite Index.

$8,355 PORTFOLIO
$8,778 S&P 500 INDEX
$9,166 ALL EQUITY COMPOSITE INDEX

[LINE GRAPH]


                               S&P 500                  All Equity
             PORTFOLIO          Index                Composite Index
19-May-98      10000            10000
   May-98       9850             9751                     10000
   Jun-98      10050            10147                     10104
   Jul-98       9810            10039                      9884
   Aug-98       8330             8590                      8339
   Sep-98       8610             9140                      8572
   Oct-98       9280             9883                      9125
   Nov-98       9800            10482                      9633
   Dec-98      10303            11086                     10142
   Jan-99      10483            11549                     10312
   Feb-99      10041            11190                      9899
   Mar-99      10383            11638                     10203
   Apr-99      10896            12088                     10753
   May-99      10664            11803                     10610
   Jun-99      11197            12458                     11193
   Jul-99      11137            12069                     11134
   Aug-99      11056            12009                     11018
   Sep-99      11006            11680                     10903
   Oct-99      11539            12419                     11304
   Nov-99      11971            12672                     11902
   Dec-99      12885            13418                     12979
   Jan-00      12162            12744                     12489
   Feb-00      12498            12503                     13162
   Mar-00      13159            13726                     13660
   Apr-00      12610            13313                     13050
   May-00      12223            13040                     12672
   Jun-00      12752            13362                     13225
   Jul-00      12386            13154                     12970
   Aug-00      13098            13971                     13739
   Sep-00      12477            13233                     13215
   Oct-00      12274            13177                     12906
   Nov-00      11378            12139                     11976
   Dec-00      11736            12198                     12515
   Jan-01      11996            12632                     12800
   Feb-01      10967            11480                     11854
   Mar-01      10302            10752                     11082
   Apr-01      11081            11587                     11911
   May-01      11061            11665                     11959
   Jun-01      10925            11381                     11768
   Jul-01      10655            11270                     11491
   Aug-01      10187            10564                     11016
   Sep-01       9179             9711                      9858
   Oct-01       9418             9896                     10184
   Nov-01      10000            10655                     10826
   Dec-01      10205            10749                     11100
   Jan-02       9887            10592                     10863
   Feb-02       9728            10388                     10714
   Mar-02      10258            10778                     11286
   Apr-02       9972            10125                     11062
   May-02       9855            10050                     10947
   Jun-02       9293             9335                     10314
   Jul-02       8380             8607                      9298
   Aug-02       8402             8663                      9306
   Sep-02       7585             7722                      8429
   Oct-02       8062             8401                      8867
   Nov-02       8529             8896                      9353
   Dec-02       8118             8374                      8920
   Jan-03       7817             8154                      8662
   Feb-03       7645             8032                      8459
   Mar-03       7656             8110                      8461
30-Apr-03       8355             8778                      9166

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend, Small-Cap Blend and Foreign Stock Fund categories for the six-month and one-year periods was 1,410,349,938 and 1,362,342,898, respectively.


Schwab MarketTrack Portfolios(R)

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

FUND FACTS AS OF 4/30/03

PORTFOLIO CATEGORY 1

[GRAPHIC]

                                  INVESTMENT STYLE
MARKET CAP                Value   Blend            Growth
  Large                    / /         /X/           / /
  Medium                   / /         / /           / /
  Small                    / /         / /           / /

STATISTICS

-------------------------------------------------
NUMBER OF HOLDINGS                              5
-------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)         $32,227
-------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                   22.4
-------------------------------------------------
PRICE/BOOK RATIO (P/B)                        3.6
-------------------------------------------------
PORTFOLIO TURNOVER RATE 2                       6%
-------------------------------------------------
EXPENSE RATIO 3                              0.50%
-------------------------------------------------

TOP HOLDINGS 4

                                              % OF
SECURITY                                   INVESTMENTS
------------------------------------------------------
(1) SCHWAB S&P 500 FUND                       44.3%
    Select Shares(R)
------------------------------------------------------
(2) SCHWAB INTERNATIONAL INDEX FUND(R)        30.2%
    Select Shares
------------------------------------------------------
(3) SCHWAB SMALL-CAP INDEX FUND(R)            25.2%
    Select Shares
------------------------------------------------------
    TOTAL                                     99.7%

ASSET CLASS WEIGHTINGS

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

44.3%  LARGE-CAP STOCKS
30.2%  INTERNATIONAL STOCKS
25.2%  SMALL-CAP STOCK
 0.3%  SHORT TERM INVESTMENT

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio's holdings as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


Schwab MarketTrack Portfolios(R)

MARKETTRACK ALL EQUITY PORTFOLIO -- Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                        11/1/02-    11/1/01-     11/1/00-     11/1/99-    11/1/98-     5/19/98 1-
                                                        4/30/03     10/31/02     10/31/01     10/31/00    10/31/99     10/31/98
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   7.60         9.06         12.06       11.48        9.28        10.00
                                                        -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                          0.11         0.05          0.22        0.04        0.03        (0.01)
  Net realized and unrealized gains or losses            0.17        (1.32)        (2.99)       0.69        2.22        (0.71)
                                                        -------------------------------------------------------------------------
  Total income or loss from investment operations        0.28        (1.27)        (2.77)       0.73        2.25        (0.72)
Less distributions:
  Dividends from net investment income                  (0.09)       (0.05)        (0.22)      (0.05)      (0.05)          --
  Distributions from net realized gains                 (0.02)       (0.14)        (0.01)      (0.10)         --           --
                                                        -------------------------------------------------------------------------
  Total distributions                                   (0.11)       (0.19)        (0.23)      (0.15)      (0.05)          --
                                                        -------------------------------------------------------------------------
  Net asset value at end of period                       7.77         7.60          9.06       12.06       11.48         9.28
                                                        -------------------------------------------------------------------------
Total return (%)                                         3.63 2     (14.40)       (23.27)       6.37       24.34        (7.20) 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets 5                                    0.50 3       0.50          0.50        0.56 4      0.54         0.39 3
Expense reductions reflected in above ratio              0.27 3       0.27          0.27        0.27        0.43         0.74 3
Ratio of net investment income or loss to
 average net assets                                      1.47 2       0.58          1.93        0.05        0.13        (0.36) 3
Portfolio turnover rate                                     6 2         15             5           3           6            2 2
Net assets, end of period ($ x 1,000,000)                 360          353           405         441         203          117

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

5 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top holding

=   Collateral for open futures contracts

/   Issuer is affiliated with the fund's adviser

                                                      COST         MARKET VALUE
     HOLDINGS BY CATEGORY                          ($ x 1, 000)    ($ x 1, 000)
--------------------------------------------------------------------------------
 99.7% OTHER INVESTMENT
       COMPANIES                                     489,378             358,473

  0.3% SHORT-TERM
       INVESTMENT                                      1,152               1,152

  0.0% U.S. TREASURY
       OBLIGATION                                        100                 100
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                             490,630             359,725

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      99.7% of investments

 /(2) Schwab International Index Fund(R),
      Select Shares(R)       10,420,018                                  108,472

/=(1) Schwab S&P 500 Fund,
      Select Shares          11,209,882                                  159,293

 /(3) Schwab Small-Cap Index Fund(R),
      Select Shares           6,554,038                                   90,708
                                                                        --------
                                                                         358,473

      SECURITY                                     FACE VALUE        MKT. VALUE
        RATE, MATURITY DATE                        ($ x 1,000)       ($ x 1,000)

   SHORT-TERM INVESTMENT
   0.3% of investments

   Bank One, Grand Cayman
   Time Deposit
     0.80%, 05/01/03                                    1,152              1,152

   U.S. TREASURY OBLIGATION
   0.0% of investments

 = U.S. Treasury Bill
     1.13%, 06/19/03                                      100                100

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

MARKETTRACK ALL EQUITY PORTFOLIO -- Financials

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------
Investments, at market value                                    $359,725 a
Receivables:
  Fund shares sold                                                   167
  Investments sold                                                   807
Prepaid expenses                                            +         11
                                                            ------------
TOTAL ASSETS                                                     360,710

LIABILITIES
-------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                               295
  Investments bought                                                 675
  Investment adviser and administrator fees                            7
  Transfer agent and shareholder service fees                         10
Accrued expenses                                            +        120
                                                            ------------
TOTAL LIABILITIES                                                  1,107

NET ASSETS
-------------------------------------------------------------------------
TOTAL ASSETS                                                     360,710
TOTAL LIABILITIES                                           -      1,107
                                                            ------------
NET ASSETS                                                      $359,603

NET ASSETS BY SOURCE
Capital received from investors                                  520,925
Distributions in excess of net investment income                    (520)
Net realized capital losses                                      (30,047)
Net unrealized capital losses                                   (130,755) b

NET ASSET VALUE (NAV)
                             SHARES
NET ASSETS       /      OUTSTANDING    =        NAV
  $359,603                   46,278           $7.77

a The fund paid $490,630 for these securities. Not counting short-term obligations and government securities, the fund paid $22,215 for securities during the report period and received $22,866 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS

  S&P 500 Fund                    2.5%
  Small-Cap Index Fund(R)         6.9%
  International Index Fund(R)    11.4%

b These derive from investments and futures. As of the report date, the fund had six open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $1,374 and unrealized gains of $150.

FEDERAL TAX DATA
-----------------------------------------------------

PORTFOLIO COST                               $501,034
NET UNREALIZED GAINS AND LOSSES:
Gains                                           $410
Losses                                   +   (141,719)
                                         ------------
                                            ($141,309)
AS OF DECEMBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                   $39
Long-term capital gains                           $--
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                        Loss amount:
  2010                                       $ 13,353

DEFERRED CAPITAL LOSSES                           $813


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------
Dividends                                                    $5,996
Interest                                              +           5
                                                      -------------
TOTAL INVESTMENT INCOME                                       6,001

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------
Net realized losses on investments sold                      (7,290)
Net realized losses on futures contracts              +        (127)
                                                      -------------
NET REALIZED LOSSES                                          (7,417)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------
Net unrealized gains on investments                          14,581
Net unrealized gains on futures contracts             +         175
                                                      -------------
NET UNREALIZED GAINS                                         14,756

EXPENSES
-------------------------------------------------------------------
Investment adviser and administrator fees                       762 a
Transfer agent and shareholder service fees                     433 b
Trustees' fees                                                    4 c
Custodian fees                                                   19
Portfolio accounting fees                                        26
Professional fees                                                12
Registration fees                                                14
Shareholder reports                                              67
Other expenses                                        +           1
                                                      -------------
Total expenses                                                1,338
Expense reduction                                     -         472 d
                                                      -------------
NET EXPENSES                                                    866

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       6,001
NET EXPENSES                                          -         866
                                                      -------------
NET INVESTMENT INCOME                                         5,135
NET REALIZED LOSSES                                          (7,417) e
NET UNREALIZED GAINS                                  +      14,756  e
                                                      -------------
INCREASE IN NET ASSETS FROM OPERATIONS                      $12,474

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $7,339.


See financial notes.

MARKETTRACK ALL EQUITY PORTFOLIO -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000
Figures for current period are unaudited.

OPERATIONS
-----------------------------------------------------------------------------
                                          11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                              $5,135              $2,413
Net realized losses                                (7,417)            (13,794)
Net unrealized gains or losses           +         14,756             (51,352)
                                         ------------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                  12,474             (62,733)

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------
Dividends from net investment income                3,978               2,429
Distributions from net realized gains    +            837               6,416
                                         ------------------------------------
TOTAL DISTRIBUTIONS PAID                           $4,815              $8,845 a

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------
                                11/1/02-4/30/03           11/1/01-10/31/02
                             QUANTITY         VALUE    QUANTITY        VALUE
Shares sold                     3,838       $28,735      10,638      $96,109
Shares reinvested                 635         4,815         910        8,668
Shares redeemed             +  (4,710)      (35,048)     (9,783)     (85,204)
                            ------------------------------------------------
NET INCREASE OR DECREASE         (237)      ($1,498)      1,765      $19,573

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/02-4/30/03          11/1/01-10/31/02
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             46,515       $353,442     44,750       $405,447
Total increase or
 decrease                   +     (237)         6,161      1,765        (52,005)b
                            ----------------------------------------------------
END OF PERIOD                   46,278       $359,603     46,515       $353,442 c

a The tax-basis components of distributions paid for the prior period are:

  Ordinary income              $2,484
  Long-term capital gains      $6,361

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributions in excess of net investment income in the amount of $520 and $1,677 at the end of the current period and the prior period, respectively.


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

[BAR CHART]

                                                  LEHMAN BROTHERS       GROWTH
                                        S&P 500    U.S. AGGREGATE     COMPOSITE
                            PORTFOLIO    INDEX       BOND INDEX         INDEX
--------------------------------------------------------------------------------
6 MONTHS                      3.88       4.48          4.31             3.57
1 YEAR                      -11.28     -13.31         10.47           -12.46
5 YEARS                      -1.27      -2.43          7.57            -0.35
SINCE INCEPTION: 11/20/95     5.46       7.54          7.44             N/A

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

$14,863 PORTFOLIO
$17,192 S&P 500 INDEX
$17,075 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$15,143 GROWTH COMPOSITE INDEX

[LINE CHART]

                                              Lehman Brothers             Growth
                                               U.S. Aggregate           Composite
              PORTFOLIO      S&P 500 Index       Bond Index               Index
20-Nov-95       10000            10000              10000
   Nov-95       10080            10104              10076                 10000
   Dec-95       10292            10299              10217                 10177
   Jan-96       10442            10649              10285                 10344
   Feb-96       10533            10748              10106                 10473
   Mar-96       10623            10852              10035                 10597
   Apr-96       10803            11011               9979                 10887
   May-96       10954            11294               9959                 11062
   Jun-96       10934            11337              10092                 11017
   Jul-96       10523            10836              10120                 10580
   Aug-96       10733            11064              10102                 10839
   Sep-96       11184            11686              10278                 11220
   Oct-96       11324            12009              10506                 11288
   Nov-96       11896            12917              10686                 11778
   Dec-96       11784            12661              10587                 11758
   Jan-97       12008            13451              10620                 12037
   Feb-97       12028            13557              10646                 12027
   Mar-97       11692            13001              10528                 11743
   Apr-97       12038            13776              10686                 11936
   May-97       12793            14614              10787                 12653
   Jun-97       13313            15268              10916                 13130
   Jul-97       14087            16482              11210                 13800
   Aug-97       13618            15559              11115                 13424
   Sep-97       14301            16410              11280                 14098
   Oct-97       13853            15862              11443                 13592
   Nov-97       14098            16597              11496                 13667
   Dec-97       14259            16882              11612                 13805
   Jan-98       14410            17070              11761                 13904
   Feb-98       15220            18300              11751                 14685
   Mar-98       15738            19237              11791                 15264
   Apr-98       15846            19432              11852                 15409
   May-98       15576            19097              11965                 15177
   Jun-98       15868            19873              12067                 15318
   Jul-98       15555            19662              12092                 15063
   Aug-98       13729            16823              12289                 13206
   Sep-98       14194            17901              12577                 13534
   Oct-98       15080            19357              12510                 14221
   Nov-98       15760            20530              12581                 14869
   Dec-98       16422            21712              12619                 15505
   Jan-99       16718            22620              12709                 15729
   Feb-99       16103            21916              12486                 15185
   Mar-99       16576            22793              12555                 15577
   Apr-99       17224            23675              12595                 16260
   May-99       16916            23116              12484                 16062
   Jun-99       17586            24399              12444                 16762
   Jul-99       17465            23638              12392                 16696
   Aug-99       17355            23520              12386                 16559
   Sep-99       17290            22875              12530                 16454
   Oct-99       17982            24323              12576                 16943
   Nov-99       18520            24817              12575                 17675
   Dec-99       19602            26279              12514                 18959
   Jan-00       18730            24960              12473                 18379
   Feb-00       19155            24487              12624                 19217
   Mar-00       20049            26882              12791                 19824
   Apr-00       19389            26073              12754                 19095
   May-00       18931            25539              12747                 18647
   Jun-00       19635            26169              13012                 19365
   Jul-00       19233            25761              13131                 19089
   Aug-00       20206            27361              13321                 20028
   Sep-00       19456            25917              13405                 19436
   Oct-00       19255            25808              13493                 19081
   Nov-00       18148            23774              13715                 18033
   Dec-00       18660            23891              13970                 18740
   Jan-01       19052            24739              14198                 19131
   Feb-01       17758            22483              14321                 18032
   Mar-01       16938            21057              14393                 17105
   Apr-01       17955            22693              14332                 18116
   May-01       18001            22845              14418                 18189
   Jun-01       17851            22290              14473                 17965
   Jul-01       17574            22072              14797                 17687
   Aug-01       16973            20690              14967                 17137
   Sep-01       15667            19018              15141                 15712
   Oct-01       16037            19382              15457                 16174
   Nov-01       16823            20868              15244                 16955
   Dec-01       17086            21052              15147                 17283
   Jan-02       16706            20744              15269                 17000
   Feb-02       16492            20344              15417                 16840
   Mar-02       17157            21109              15161                 17523
   Apr-02       16753            19830              15456                 17298
   May-02       16623            19683              15587                 17179
   Jun-02       15863            18282              15723                 16397
   Jul-02       14652            16858              15913                 15117
   Aug-02       14747            16967              16182                 15166
   Sep-02       13619            15123              16444                 14052
   Oct-02       14307            16454              16368                 14621
   Nov-02       14984            17423              16363                 15268
   Dec-02       14440            16400              16702                 14753
   Jan-03       14030            15970              16717                 14414
   Feb-03       13825            15731              16948                 14174
   Mar-03       13849            15883              16934                 14173
30-Apr-03       14863            17192              17075                 15143

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the six-month, one- and five-year periods was 1,410,349,938,741; 1,362,342,898,707; and
  711,190,516,439, respectively.


Schwab MarketTrack Portfolios(R)

SCHWAB MARKETTRACK GROWTH PORTFOLIO

FUND FACTS as of 4/30/03

PORTFOLIO CATEGORY 1

                                  INVESTMENT STYLE
MARKET CAP                Value       Blend        Growth
  Large                    / /         /X/           / /
  Medium                   / /         / /           / /
  Small                    / /         / /           / /

STATISTICS

NUMBER OF HOLDINGS                            509
-------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)         $48,630
-------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                   22.6
-------------------------------------------------
PRICE/BOOK RATIO (P/B)                        3.6
-------------------------------------------------
PORTFOLIO TURNOVER RATE 2                       6%
-------------------------------------------------
EXPENSE RATIO 3                              0.50%
-------------------------------------------------

TOP HOLDINGS 4

                                                 % OF
SECURITY                                      INVESTMENTS
---------------------------------------------------------
(1)  SCHWAB S&P 500 FUND                         23.8%
     Select Shares(R)
---------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R)          20.2%
     Select Shares
---------------------------------------------------------
(3)  SCHWAB SMALL-CAP INDEX FUND(R)              20.1%
     Select Shares
---------------------------------------------------------
(4)  SCHWAB TOTAL BOND MARKET FUND               14.8%
---------------------------------------------------------
(5)  GENERAL ELECTRIC CO.                         0.6%
---------------------------------------------------------
(6)  MICROSOFT CORP.                              0.5%
---------------------------------------------------------
(7)  WAL-MART STORES, INC.                        0.5%
---------------------------------------------------------
(8)  PFIZER, INC.                                 0.5%
---------------------------------------------------------
(9)  EXXON MOBIL CORP.                            0.5%
---------------------------------------------------------
(10) CITIGROUP, INC.                              0.4%
---------------------------------------------------------
     TOTAL                                       81.9%

ASSET CLASS WEIGHTINGS

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

40.1%           LARGE-CAP STOCKS
20.2%           INTERNATIONAL STOCKS
20.1%           SMALL-CAP STOCK
14.8%           BONDS
 4.8%           SHORT TERM INVESTMENT

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio's holdings as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


Schwab MarketTrack Portfolios(R)

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                        11/1/02-    11/1/01-     11/1/00-     11/1/99-     11/1/98-      11/1/97-
                                                        4/30/03     10/31/02     10/31/01     10/31/00     10/31/99      10/31/98
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   12.05        13.88        17.22        16.37        13.96         13.59
                                                      --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.16         0.19         0.41         0.22         0.18          0.16
  Net realized and unrealized gains or losses             0.30        (1.62)       (3.22)        0.94         2.48          0.99
                                                      --------------------------------------------------------------------------
  Total income or loss from investment operations         0.46        (1.43)       (2.81)        1.16         2.66          1.15
Less distributions:
  Dividends from net investment income                   (0.20)       (0.24)       (0.44)       (0.18)       (0.22)        (0.16)
  Distributions from net realized gains                     --        (0.16)       (0.09)       (0.13)       (0.03)        (0.62)
                                                      --------------------------------------------------------------------------
  Total distributions                                    (0.20)       (0.40)       (0.53)       (0.31)       (0.25)        (0.78)
                                                      --------------------------------------------------------------------------
Net asset value at end of period                         12.31        12.05        13.88        17.22        16.37         13.96
                                                      --------------------------------------------------------------------------
Total return (%)                                          3.88 2     (10.78)      (16.71)        7.08        19.24          8.85

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets 4                                     0.50 3       0.50         0.50         0.56 1       0.58          0.60
Expense reductions reflected in above ratio               0.25 3       0.25         0.24         0.25         0.33          0.50
Ratio of net investment income to
 average net assets                                       1.36 2       1.35         2.58         1.32         1.21          1.34
Portfolio turnover rate                                      6 2         21           10           12            7            14
Net assets, end of period ($ x 1,000,000)                  504          510          511          566          428           276

1 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.

4 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

o   Non-income producing security

/   Issuer is affiliated with the fund's adviser


                                      COST       MARKET VALUE
HOLDINGS BY CATEGORY              ($ x 1,000)    ($ x 1,000)
-------------------------------------------------------------
 78.9% OTHER INVESTMENT
       COMPANIES                      465,038         397,884

 16.3% COMMON STOCK                    68,847          81,995

  4.8% SHORT-TERM
       INVESTMENTS                     24,009          24,009
-------------------------------------------------------------
100.0% TOTAL INVESTMENTS              557,894         503,888

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      COMMON STOCK
      16.3% of investments

      AEROSPACE / DEFENSE 0.3%
      --------------------------------------------------------------------------
      The Boeing Co.     8,078                                               220
      Crane Co.     300                                                        6
      General Dynamics Corp.     2,000                                       124
      Goodrich Corp. 1,100                                                    16
      Lockheed Martin Corp.     4,300                                        215
      Northrop Grumman Corp.     1,796                                       158
      Raytheon Co.     3,900                                                 117
      Rockwell Automation, Inc.  1,900                                        43
      Rockwell Collins, Inc.   1,900                                          41
      Textron, Inc.     1,500                                                 44
      United Technologies Corp.  4,600                                       284
                                                                       ---------
                                                                           1,268

      AIR TRANSPORTATION 0.1%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.     1,300                                         17
      FedEx Corp.     2,920                                                  175
      Southwest Airlines Co.    7,480                                        119
                                                                      ----------
                                                                             311

      ALCOHOLIC BEVERAGES 0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B     400                                       21
      Anheuser-Busch Cos., Inc.     8,500                                    424
      Brown-Forman Corp., Class B     602                                     46
                                                                      ----------
                                                                             491

      APPAREL 0.1%
      --------------------------------------------------------------------------
    o Jones Apparel Group, Inc.     1,200                                     34
      Liz Claiborne, Inc.     1,200                                           39
      Nike, Inc., Class B     2,800                                          150
    o Reebok International Ltd.     500                                       16
      VF Corp.     1,200                                                      47
                                                                      ----------
                                                                             286

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.2%
      --------------------------------------------------------------------------
    o Autonation, Inc.     3,000                                              42
      Cooper Tire & Rubber Co.     700                                        10
      Cummins, Inc.     200                                                    5
      Dana Corp.     1,578                                                    15
      Danaher Corp.     1,400                                                 97
      Delphi Corp.     5,743                                                  48
      Eaton Corp.     700                                                     57
      Ford Motor Co.     18,103                                              186
      General Motors Corp.     5,425                                         196
      Genuine Parts Co.     1,800                                             58
      Goodyear Tire & Rubber Co.     1,600                                     9
      Harley-Davidson, Inc.     3,000                                        133
    o Navistar International Corp.     700                                    19
      Visteon Corp.     1,558                                                 11
                                                                      ----------
                                                                             886

      BANKS 1.3%
      --------------------------------------------------------------------------
      AmSouth Bancorp.     3,900                                              82
      Bank of America Corp.     14,548                                     1,077
      The Bank of New York Co., Inc.     7,300                               193
      Bank One Corp.     11,375                                              410
      BB&T Corp.     4,400                                                   144
      Comerica, Inc.     1,700                                                74
      Fifth Third Bancorp     5,669                                          279
      First Tennessee National Corp.     1,200                                53
      FleetBoston Financial Corp.     10,110                                 268
      Golden West Financial Corp.     1,600                                  121


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Huntington Bancshares, Inc.    2,262                                    44
      J.P. Morgan Chase & Co.    19,260                                      565
      KeyCorp, Inc.    4,400                                                 106
      Marshall & Ilsley Corp.    2,056                                        61
      Mellon Financial Corp.    4,600                                        122
      National City Corp.    6,100                                           183
      North Fork Bancorp., Inc.    1,600                                      52
      Northern Trust Corp.    2,200                                           77
      PNC Financial Services Group, Inc.    2,800                            123
    o Providian Financial Corp.    2,900                                      21
      Regions Financial Corp.    2,100                                        71
      South Trust Corp.    3,400                                              91
      State Street Corp.    3,000                                            105
      SunTrust Banks, Inc.    2,800                                          160
      Synovus Financial Corp.    2,750                                        54
      U.S. Bancorp    18,662                                                 413
      Union Planters Corp.    1,950                                           56
      Wachovia Corp.    13,484                                               515
      Wells Fargo & Co.    16,615                                            802
      Zions Bancorp.    900                                                   44
                                                                      ----------
                                                                           6,366

      BUSINESS MACHINES & SOFTWARE 1.6%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    2,400                                            83
    o Apple Computer, Inc.    3,200                                           45
      AutoDesk, Inc.    1,200                                                 19
    o BMC Software, Inc.    2,400                                             36
    o Cisco Systems, Inc.    70,900                                        1,066
    o Compuware Corp.    3,600                                                16
    o Comverse Technology, Inc.    1,400                                      18
    o Dell Computer Corp.    25,100                                          726
    o EMC Corp.    20,986                                                    191
    o Gateway, Inc.    3,100                                                   9
      Hewlett-Packard Co.    29,203                                          476
      International Business Machines Corp.    16,400                      1,392
    o Lexmark International, Inc., Class A    1,300                           97
   (6)Microsoft Corp.    104,000                                           2,659
    o NCR Corp.    1,000                                                      22
    o Network Appliance, Inc.    2,800                                        37
    o Novell, Inc.    3,200                                                    9
    o Novellus Systems, Inc.    1,325                                         37
    o Oracle Corp.    52,048                                                 618
      Pitney Bowes, Inc.    2,300                                             81
    o Sun Microsystems, Inc.    30,800                                       102
    o Unisys Corp.    3,100                                                   32
    o Xerox Corp.    6,600                                                    65
                                                                      ----------
                                                                           7,836

      BUSINESS SERVICES 0.6%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    1,900                                  16
    o Apollo Group, Inc., Class A    1,700                                    92
      Automatic Data Processing, Inc.    6,200                               209
    o Cendant Corp.    9,532                                                 136
      Cintas Corp.    1,638                                                   59
    o Citrix Systems, Inc.    1,800                                           34
      Computer Associates International, Inc.    5,625                        91
    o Computer Sciences Corp.    1,680                                        55
    o Concord EFS, Inc.    4,900                                              68
    o Convergys Corp.    1,354                                                22
      Deluxe Corp.    700                                                     31
    o eBay, Inc.    3,034                                                    281
      Electronic Data Systems Corp.    4,600                                  84
      Equifax, Inc.    1,200                                                  28
      First Data Corp.    7,600                                              298
    o Fiserv, Inc.    1,800                                                   53
      H&R Block, Inc.   2,000                                                 77
      Interpublic Group of Cos., Inc.    3,700                                42
    o Intuit, Inc.    1,972                                                   76
    o Mercury Interactive Corp.    800                                        27
      Moody's Corp.    1,500                                                  72
      Omnicom Group, Inc.    1,800                                           111
    o Parametric Technology Corp.    2,700                                     9
      Paychex, Inc.    3,600                                                 112
    o PeopleSoft, Inc.    2,900                                               44
    o QLogic Corp.    869                                                     38
    o Robert Half International, Inc.    1,700                                28
    o Siebel Systems, Inc.    4,300                                           37
    o Sungard Data Systems, Inc.    2,725                                     59
    o Symantec Corp.    1,400                                                 62
    o Thermo Electron Corp.    1,300                                          24
    o TMP Worldwide, Inc.    954                                              16
      Tyco International Ltd.    19,303                                      301
    o Veritas Software Corp.    3,800                                         84
      Waste Management, Inc.    6,117                                        133


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Yahoo!, Inc.    5,300                                                 131
                                                                     ----------
                                                                          3,040
      CHEMICAL 0.3%
      -------------------------------------------------------------------------
      3M Co.    3,800                                                       479
      Air Products & Chemicals, Inc.    2,300                                99
      Dow Chemical Co.    8,694                                             284
      E.I. du Pont de Nemours & Co.    9,592                                408
      Eastman Chemical Co.    800                                            24
      Ecolab, Inc.    1,400                                                  72
      Great Lakes Chemical Corp.    600                                      15
    o Hercules, Inc.    900                                                   9
      PPG Industries, Inc.    1,500                                          73
      Praxair, Inc.    1,600                                                 93
      Rohm & Haas Co.    2,205                                               73
      The Sherwin-Williams Co.    1,200                                      33
      Sigma-Aldrich Corp.    900                                             45
                                                                      ---------
                                                                          1,707

      CONSTRUCTION 0.1%
      -------------------------------------------------------------------------
      Centex Corp.    600                                                    40
      Fluor Corp.    500                                                     17
      KB Home Corp.    400                                                   20
      Masco Corp.    4,700                                                   99
    o McDermott International, Inc.    800                                    3
      Pulte Homes, Inc.    400                                               23
      The Stanley Works    600                                               14
      Vulcan Materials Co.    800                                            28
                                                                     ----------
                                                                            244

      CONSUMER DURABLE 0.0%
      -------------------------------------------------------------------------
      Black & Decker Corp.    900                                            37
      Leggett & Platt, Inc.    2,000                                         41
      Maytag Corp.    900                                                    19
      Whirlpool Corp.    800                                                 43
                                                                     ----------
                                                                            140

      CONSUMER NON-DURABLE 0.2%
      -------------------------------------------------------------------------
    o American Greetings Corp., Class A    300                                4
      Darden Restaurants, Inc.    1,800                                      32
    o Electronic Arts, Inc.    1,333                                         79
      Fortune Brands, Inc.    1,600                                          77
      Hasbro, Inc.    1,650                                                  26
    o International Game Technology    700                                   60
      Mattel, Inc.    4,150                                                  90
      McDonald's Corp.    12,700                                            217
      Newell Rubbermaid, Inc.    2,745                                       84
    o Starbucks Corp.    3,560                                               84
      Tupperware Corp.    400                                                 6
      Wendy's International, Inc.    1,000                                   29
                                                                     ----------
                                                                            788

      CONTAINERS 0.0%
      -------------------------------------------------------------------------
      Ball Corp.    400                                                      22
      Bemis Co.    500                                                       23
    o Pactiv Corp.    1,500                                                  31
    o Sealed Air Corp.    582                                                25
                                                                     ----------
                                                                            101

      ELECTRONICS 0.7%
      -------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    6,000                                  14
    o Advanced Micro Devices, Inc.    2,840                                  21
    o Agilent Technologies, Inc.    4,437                                    71
    o Altera Corp.    3,680                                                  58
    o American Power Conversion Corp.    1,725                               27
    o Analog Devices, Inc.    3,400                                         113
    o Andrew Corp.    850                                                     6
      Applied Biosystems Group -- Applera Corp.    2,000                     35
    o Applied Materials, Inc.    15,600                                     228
    o Applied Micro Circuits Corp.    2,862                                  13
    o Broadcom Corp., Class A    2,300                                       41
    o CIENA Corp.    3,200                                                   15
      Intel Corp.    65,200                                               1,200
      ITT Industries, Inc.    900                                            52
    o Jabil Circuit, Inc.    1,398                                           26
    o JDS Uniphase Corp.    12,589                                           41
    o KLA-Tencor Corp.    1,800                                              74
      Linear Technology Corp.    3,000                                      103
    o LSI Logic Corp.    3,000                                               16
    o Lucent Technologies, Inc.    31,592                                    57
      Maxim Integrated Products, Inc.    3,100                              122
    o Micron Technology, Inc.    5,400                                       46
      Molex, Inc.    1,875                                                   44
      Motorola, Inc.    21,931                                              173
    o National Semiconductor Corp.    1,700                                  32


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Nvidia Corp.    1,400                                                   20
      PerkinElmer, Inc.    1,000                                              10
    o PMC -- Sierra, Inc.    1,600                                            13
    o Power-One, Inc.    400                                                  2
      Qualcomm, Inc.    7,600                                                242
    o Sanmina-SCI Corp.    5,000                                              24
    o Solectron Corp.    7,900                                                25
      Symbol Technologies, Inc.    1,908                                      21
    o Tektronix, Inc.    900                                                  17
    o Tellabs, Inc.    4,000                                                  25
    o Teradyne, Inc.    1,700                                                 20
      Texas Instruments, Inc.    16,800                                      311
    o Thomas & Betts Corp.    481                                              8
    o Univision Communications, Inc., Class A    2,004                        61
    o Waters Corp.    1,300                                                   31
    o Xilinx, Inc.    3,200                                                   87
                                                                      ----------
                                                                           3,545

      ENERGY: RAW MATERIALS 0.2%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.     2,418                                     107
      Apache Corp.    1,354                                                   78
      Baker Hughes, Inc.    2,960                                             83
    o BJ Services Co.    1,500                                                55
      Burlington Resources, Inc.    1,905                                     88
      Devon Energy Corp.    1,500                                             71
      EOG Resources, Inc.    1,128                                            42
      Halliburton Co.    4,158                                                89
      Nabors Industries Ltd.    1,400                                         55
    o Noble Corp.    1,300                                                    40
      Occidental Petroleum Corp.    3,600                                    108
      Rowan Cos., Inc.    600                                                 12
      Schlumberger Ltd.    5,400                                             226
                                                                      ----------
                                                                           1,054

      FOOD & AGRICULTURE 0.7%
      --------------------------------------------------------------------------
      Altria Group, Inc.    20,200                                           621
      Archer-Daniels-Midland Co.    6,532                                     72
      Campbell Soup Co.    4,200                                              92
      The Coca-Cola Co.    24,100                                            974
      Coca-Cola Enterprises, Inc.    4,000                                    78
      ConAgra Foods, Inc.    4,900                                           103
      General Mills, Inc.    3,576                                           161
      H.J. Heinz Co.    3,400                                                102
      Hershey Foods Corp.    1,500                                            98
      Kellogg Co.    3,900                                                   128
      McCormick & Co., Inc.    1,400                                          35
      Monsanto Co.    2,093                                                   36
      The Pepsi Bottling Group, Inc.    2,832                                 58
      PepsiCo, Inc.    16,860                                                730
      Sara Lee Corp.    7,600                                                127
      Supervalu, Inc.    1,400                                                23
      Sysco Corp.    6,600                                                   190
      Wm. Wrigley Jr. Co.    2,200                                           125
                                                                      ----------
                                                                           3,753

      GOLD 0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    3,801                                          103

      HEALTHCARE / DRUGS & MEDICINE 2.4%
      --------------------------------------------------------------------------
      Abbott Laboratories    15,000                                          609
      Allergan, Inc.    1,300                                                 91
      AmerisourceBergen Corp.    1,000                                        58
    o Amgen, Inc.    12,388                                                  760
    o Anthem, Inc.    1,351                                                   93
      Bausch & Lomb, Inc.    600                                              21
      Baxter International, Inc.    5,600                                    129
      Becton Dickinson & Co.    2,600                                         92
    o Biogen, Inc.    1,500                                                   57
      Biomet, Inc.    2,475                                                   75
    o Boston Scientific Corp.    4,074                                       175
      Bristol-Myers Squibb Co.    19,000                                     485
      C.R. Bard, Inc.    400                                                  25
      Cardinal Health, Inc.    4,400                                         243
    o Chiron Corp.    1,800                                                   74
      Eli Lilly & Co.    10,900                                              696
    o Forest Laboratories, Inc.    3,400                                     176
    o Genzyme Corp.-- General Division    2,100                               85
    o Guidant Corp.    3,000                                                 117
      HCA, Inc.    5,000                                                     161
      Health Management Associates, Inc., Class A    2,400                    41
    o Humana, Inc.    1,400                                                   16
      IMS Health, Inc.    3,000                                               46
      Johnson & Johnson    28,854                                          1,626
    o King Pharmaceuticals, Inc.    2,133                                     27


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Manor Care, Inc.    1,100                                               21
      McKesson Corp.    2,654                                                 74
    o Medimmune, Inc.    2,400                                                85
      Medtronic, Inc.    11,800                                              563
      Merck & Co., Inc.    21,900                                          1,274
  (8) Pfizer, Inc.    77,076                                               2,370
    o Quest Diagnostics    801                                                48
    o Quintiles Transnational Corp.    1,200                                  17
      Schering-Plough Corp.    14,100                                        255
    o St. Jude Medical, Inc.    1,450                                         76
      Stryker Corp.    1,892                                                 127
    o Tenet Healthcare Corp.    4,650                                         69
      UnitedHealth Group, Inc.    3,000                                      276
    o Watson Pharmaceuticals, Inc.    1,000                                   29
    o WellPoint Health Networks, Inc.    1,400                               106
      Wyeth    12,700                                                        553
    o Zimmer Holdings, Inc.    1,800                                          84
                                                                      ----------
                                                                          12,005

      HOUSEHOLD PRODUCTS 0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    600                                      29
      Avon Products, Inc.    2,400                                           140
      Clorox Co.    2,200                                                     99
      Colgate-Palmolive Co.    5,300                                         303
      The Gillette Co.    10,600                                             323
      International Flavors & Fragrances, Inc.    1,100                       35
      Procter & Gamble Co.    12,600                                       1,132
                                                                      ----------
                                                                           2,061

      INSURANCE 0.8%
      --------------------------------------------------------------------------
      ACE Ltd.    2,500                                                       83
      Aetna, Inc.    1,424                                                    71
      AFLAC, Inc.    5,200                                                   170
      The Allstate Corp.    7,000                                            264
      AMBAC Financial Group, Inc.    1,015                                    59
      American International Group, Inc.    25,251                         1,463
      AON Corp.    2,625                                                      58
      Chubb Corp.    1,700                                                    90
      CIGNA Corp.    1,400                                                    73
      Cincinnati Financial Corp.    1,800                                     66
      Hartford Financial Services Group, Inc.    2,400                        98
      Jefferson-Pilot Corp.    1,612                                          65
      John Hancock Financial Services, Inc.    2,977                          86
      Lincoln National Corp.    1,900                                         61
      Loews Corp.    2,000                                                    83
      Marsh & McLennan Cos., Inc.    5,200                                   248
      MBIA, Inc.    1,350                                                     60
      Metlife, Inc.    6,810                                                 196
      MGIC Investment Corp.    1,200                                          55
      Principal Financial Group, Inc.    3,465                               101
      The Progressive Corp.    2,100                                         143
      Prudential Financial, Inc.    5,700                                    182
      Safeco Corp.    1,100                                                   42
      St. Paul Cos., Inc.    1,850                                            63
      Torchmark Corp.    1,100                                                43
      Travelers Property Casualty Corp., Class B    9,699                    158
      UnumProvident Corp.    2,349                                            27
      XL Capital Ltd., Class A    1,200                                       99
                                                                      ----------
                                                                           4,207

      MEDIA 0.7%
      --------------------------------------------------------------------------
    o AOL Time Warner, Inc.    42,850                                        586
    o Clear Channel Communications, Inc.    5,717                            224
    o Comcast Corp., Class A    21,843                                       697
      Dow Jones & Co., Inc.    800                                            32
      Gannett Co., Inc.    2,700                                             204
      Knight-Ridder, Inc.    900                                              58
      The McGraw-Hill Cos., Inc.    2,000                                    117
      Meredith Corp.    500                                                   22
      New York Times Co., Class A    1,700                                    79
      R.R. Donnelley & Sons Co.    1,200                                      24
      Tribune Co.    2,800                                                   137
    o Viacom, Inc., Class B    16,881                                        733
      The Walt Disney Co.    20,319                                          379
                                                                      ----------
                                                                           3,292

      MISCELLANEOUS FINANCE 1.2%
      --------------------------------------------------------------------------
      American Express Co.    12,900                                         488
      The Bear Stearns Cos., Inc.    1,182                                    79
      Capital One Financial Corp.    2,100                                    88
    / The Charles Schwab Corp.    13,042                                     113
      Charter One Financial, Inc.    2,315                                    67


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 (10) Citigroup, Inc.    49,792                                            1,954
      Countrywide Financial Corp.    1,100                                    74
      Fannie Mae    9,700                                                    702
      Federated Investors, Inc., Class B    1,100                             30
      Franklin Resources, Inc.    2,500                                       87
      Freddie Mac    6,900                                                   399
      Goldman Sachs Group, Inc.    4,579                                     348
      Janus Capital Group, Inc.    2,200                                      31
      Lehman Brothers Holdings, Inc.    2,400                                151
      MBNA Corp.    11,850                                                   224
      Merrill Lynch & Co., Inc.    8,400                                     345
      Morgan Stanley    10,600                                               474
      SLM Corp.    1,500                                                     168
      T. Rowe Price Group, Inc.    1,200                                      37
      Washington Mutual, Inc.    9,282                                       367
                                                                      ----------
                                                                           6,226

      NON-FERROUS METALS 0.1%
      --------------------------------------------------------------------------
      Alcoa, Inc.    8,472                                                   194
      Engelhard Corp.    1,300                                                32
      Freeport-McMoran Copper & Gold, Inc., Class B    800                    14
      Inco Ltd.    79                                                          2
    o Phelps Dodge Corp.    810                                               25
                                                                      ----------
                                                                             267

      OIL: DOMESTIC 0.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,000                                             45
      Ashland, Inc.    800                                                    24
      ConocoPhillips    6,546                                                329
      Kerr-McGee Corp.    869                                                 37
      Marathon Oil Corp.    3,100                                             71
      Sunoco, Inc.    900                                                     33
      Transocean, Inc.    2,945                                               56
      Unocal Corp.    2,400                                                   66
                                                                      ----------
                                                                             661

      OIL: INTERNATIONAL 0.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    10,327                                          649
  (9) Exxon Mobil Corp.    65,658                                          2,311
                                                                      ----------
                                                                           2,960

      OPTICAL & PHOTO 0.0%
      --------------------------------------------------------------------------
      Eastman Kodak Co.    3,100                                              93

      PAPER & FOREST PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    600                                              14
      Georgia-Pacific Corp.    2,228                                          34
      International Paper Co.    4,846                                       173
      Kimberly-Clark Corp.    5,060                                          252
    o Louisiana-Pacific Corp.    600                                           5
      MeadWestvaco Corp.    1,970                                             47
      Temple-Inland, Inc.    600                                              27
      Weyerhaeuser Co.    2,300                                              114
                                                                      ----------
                                                                             666

      PRODUCER GOODS & MANUFACTURING 0.8%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    700                                     50
      Avery Dennison Corp.    1,200                                           64
      Caterpillar, Inc.    3,500                                             184
      Cooper Industries Ltd., Class A    900                                  33
    o Corning, Inc.    8,700                                                  47
      Deere & Co.    2,300                                                   101
      Dover Corp.    2,000                                                    57
      Emerson Electric Co.    4,000                                          203
  (5) General Electric Co.    96,200                                       2,833
      Honeywell International, Inc.    7,837                                 185
      Illinois Tool Works, Inc.    3,000                                     192
      Ingersoll-Rand Co., Class A    1,650                                    73
      Johnson Controls, Inc.    800                                           66
    o Millipore Corp.    400                                                  14
      Pall Corp.    1,000                                                     21
      Parker Hannifin Corp.    1,150                                          47
      Snap-On, Inc.    600                                                    18
      W.W. Grainger, Inc.    900                                              41
                                                                      ----------
                                                                           4,229

      RAILROAD & SHIPPING 0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.    3,800                                                         107
      CSX Corp.    2,200                                                      71
      Norfolk Southern Corp.    3,600                                         76
      Union Pacific Corp.    2,500                                           149
                                                                      ----------
                                                                             403

      REAL PROPERTY 0.1%
      --------------------------------------------------------------------------
      Apartment Investment &
      Management Co., Class A    900                                          34


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

PORTFOLIO HOLDINGS Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Equity Office Properties Trust    3,900                                101
      Equity Residential    2,600                                             67
      Plum Creek Timber Co., Inc.    1,700                                    40
      Simon Property Group, Inc.    1,700                                     63
                                                                      ----------
                                                                             305

      RETAIL 1.2%
      --------------------------------------------------------------------------
      Albertson's, Inc.    4,138                                              82
    o AutoZone, Inc.    1,000                                                 81
    o Bed, Bath & Beyond, Inc.    2,800                                      111
    o Best Buy Co., Inc.    2,850                                             99
    o Big Lots, Inc.    1,100                                                 14
      Circuit City Stores, Inc.    2,000                                      11
    o Costco Wholesale Corp.    4,400                                        152
      CVS Corp.    3,900                                                      94
      Dillards, Inc., Class A    500                                           7
      Dollar General Corp.    3,303                                           48
      Family Dollar Stores, Inc.    1,700                                     58
    o Federated Department Stores, Inc.    2,100                              64
    o The Gap, Inc.    8,300                                                 138
      Home Depot, Inc.    22,900                                             644
      J.C. Penney Co., Inc. Holding Co.    2,500                              43
    o Kohl's Corp.    3,200                                                  182
    o Kroger Co.    8,200                                                    117
      Limited Brands, Inc.    4,994                                           73
      Lowe's Cos., Inc.    7,600                                             334
      The May Department Stores Co.    2,800                                  61
      Nordstrom, Inc.    1,300                                                22
    o Office Depot, Inc.    3,700                                             47
      RadioShack Corp.    1,900                                               45
    o Safeway, Inc.    4,900                                                  81
      Sears, Roebuck & Co.    3,200                                           91
    o Staples, Inc.    4,350                                                  83
      Target Corp.    8,800                                                  294
      Tiffany & Co.    1,400                                                  39
      TJX Cos., Inc.    5,200                                                100
    o Toys 'R' Us, Inc.    2,600                                              27
  (7) Wal-Mart Stores, Inc.    43,100                                      2,427
      Walgreen Co.    9,900                                                  305
      Winn-Dixie Stores, Inc.    1,500                                        19
    o Yum! Brands, Inc.    3,120                                              77
                                                                      ----------
                                                                           6,070

      STEEL 0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    735                                      3
      Nucor Corp.    900                                                      37
      United States Steel Corp.    900                                        13
      Worthington Industries, Inc.    900                                     12
                                                                      ----------
                                                                              65

      TELEPHONE 0.6%
      --------------------------------------------------------------------------
      Alltel Corp.    3,100                                                  145
      AT&T Corp.    7,358                                                    125
    o AT&T Wireless Services, Inc.    24,461                                 158
    o Avaya, Inc.    2,632                                                    10
      BellSouth Corp.    18,400                                              469
      CenturyTel, Inc.    1,350                                               40
    o Citizens Communications Co.    2,576                                    28
    o Nextel Communications, Inc., Class A    8,800                          130
    o Qwest Communications International, Inc.    15,773                      60
      SBC Communications, Inc.    32,336                                     755
      Scientific-Atlanta, Inc.    1,600                                       26
      Sprint Corp. (FON Group)    8,600                                       99
    o Sprint Corp. (PCS Group)    8,800                                       31
      Verizon Communications, Inc.    26,558                                 993
                                                                      ----------
                                                                           3,069

      TOBACCO 0.0%
      --------------------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings, Inc.    900                             25
      UST, Inc.    1,600                                                      50
                                                                      ----------
                                                                              75

      TRAVEL & RECREATION 0.1%
      --------------------------------------------------------------------------
      Brunswick Corp.    900                                                  20
      Carnival Corp.    6,100                                                168
    o Harrah's Entertainment, Inc.    1,300                                   51
      Hilton Hotels Corp.    3,600                                            48
      Marriott International, Inc., Class A    2,600                          93
      Sabre Holdings Corp.    1,283                                           27
      Starwood Hotels & Resorts Worldwide, Inc.    1,900                      51
                                                                      ----------
                                                                             458


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,050                                                   61
      Ryder Systems, Inc.    400                                              10
      United Parcel Service, Inc., Class B    10,818                         672
                                                                      ----------
                                                                             743

      UTILITIES: ELECTRIC & GAS 0.4%
      --------------------------------------------------------------------------
    o The AES Corp.    4,800                                                  29
      Allegheny Energy, Inc.    1,070                                          9
      Ameren Corp.    1,500                                                   61
      American Electric Power Co., Inc.    3,160                              83
    o Calpine Corp.    2,700                                                  14
      Centerpoint Energy, Inc.    2,949                                       23
      Cinergy Corp.    1,600                                                  55
      CMS Energy Corp.    1,000                                                6
      Consolidated Edison, Inc.    2,100                                      82
      Constellation Energy Group, Inc.    1,300                               38
      Dominion Resources, Inc.    2,978                                      176
      DTE Energy Co.    1,400                                                 56
      Duke Energy Corp.    7,952                                             140
      Dynegy, Inc., Class A    3,100                                          14
    o Edison International    3,200                                           47
      El Paso Corp.    5,006                                                  37
      Entergy Corp.    2,400                                                 112
      Exelon Corp.    3,112                                                  165
      FirstEnergy Corp.    2,895                                              98
      FPL Group, Inc.    1,900                                               116
      KeySpan Corp.    1,300                                                  44
      Kinder Morgan, Inc.    1,107                                            52
    o Mirant Corp.    2,624                                                    9
      Nicor, Inc.    500                                                      15
      NiSource, Inc.    1,946                                                 37
      Peoples Energy Corp.    200                                              8
    o PG&E Corp.    3,600                                                     54
      Pinnacle West Capital Corp.    800                                      27
      PPL Corp.    1,400                                                      51
      Progress Energy, Inc.    1,975                                          82
      Public Service Enterprise Group, Inc.    2,000                          77
      Sempra Energy    2,103                                                  56
      The Southern Co.    6,600                                              192
      TECO Energy, Inc.    1,300                                              14
      TXU Corp.    2,767                                                      55
      Williams Cos., Inc.    5,000                                            35
      Xcel Energy, Inc.    3,850                                              52
                                                                      ----------
                                                                           2,221

      OTHER INVESTMENT COMPANIES
      78.9% of investments
      --------------------------------------------------------------------------
 /(2) Schwab International Index
      Fund(R), Select Shares(R)    9,784,545                             101,847
 /(1) Schwab S&P 500 Fund,
      Select Shares    8,440,614                                         119,941
 /(3) Schwab Small-Cap Index
      Fund(R), Select Shares    7,342,259                                101,617
 /(4) Schwab Total Bond
      Market Fund    7,133,996                                            74,479
                                                                      ----------
                                                                         397,884

      SHORT-TERM INVESTMENTS
      4.8% of investments
      --------------------------------------------------------------------------
    / Schwab Value Advantage
      Money Fund(R), Investor
      Shares    22,659,153                                                22,659

      SECURITY                           FACE VALUE
       RATE, MATURITY DATE               ($ x 1,000)
      Bank One, Grand Cayman
      Time Deposit
       0.80%, 05/01/03                        1,350                        1,350
                                                                      ----------
                                                                          24,009

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

Statement of
ASSETS AND LIABILITIES

As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $503,888 a
Receivables:
   Fund shares sold                                                          180
   Dividends                                                                 101
   Dividend tax reclaim                                                        3
   Investments sold                                                          504
Prepaid expenses                                                      +        8
                                                                      ----------
TOTAL ASSETS                                                             504,684

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      249
   Investment adviser and administrator fees                                  11
   Transfer agent and shareholder service fees                                13
Accrued expenses                                                      +      110
                                                                      ----------
TOTAL LIABILITIES                                                            383

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             504,684
TOTAL LIABILITIES                                                     -      383
                                                                      ----------
NET ASSETS                                                              $504,301

NET ASSETS BY SOURCE
Capital received from investors                                          577,793
Net investment income not yet distributed                                    540
Net realized capital losses                                              (20,026)
Net unrealized capital losses                                            (54,006)

NET ASSET VALUE (NAV)
                                          SHARES
NET ASSETS              /             OUTSTANDING             =              NAV
$504,301                                   40,954                         $12.31

a The fund paid $557,894 for these securities. Not counting short-term obligations and government securities, the fund paid $27,777 for securities during the report period and received $45,049 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                                 1.9%
  Small-Cap Index Fund(R)                      7.8%
  International Index Fund(R)                 10.7%

  SCHWAB BOND FUNDS
  Total Bond Market Fund                       7.1%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund(R)                              0.1%

FEDERAL TAX DATA
---------------------------------------------------------------

PORTFOLIO COST                                         $566,145
NET UNREALIZED GAINS AND LOSSES:
Gains                                                   $35,190
Losses                                               +  (97,447)
                                                     ----------
                                                       ($62,257)
AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                          $2,242
Long-term capital gains                                     $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                   Loss amount
  2010                                                   $1,910


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------
Dividends                                                            $8,059
Interest                                                       +          3
                                                               ------------
TOTAL INVESTMENT INCOME                                               8,062

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------
Net realized losses on investments sold                             (10,031)
Net realized gains received from underlying funds              +        227
                                                               ------------
NET REALIZED LOSSES                                                  (9,804)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------
Net unrealized gains on investments                                  21,403

EXPENSES
---------------------------------------------------------------------------
Investment adviser and administrator fees                             1,090 a
Transfer agent and shareholder service fees                             621 b
Trustees' fees                                                            4 c
Custodian fees                                                           25
Portfolio accounting fees                                                37
Professional fees                                                        14
Registration fees                                                        13
Shareholder reports                                                      55
Other expenses                                                 +          4
                                                               ------------
Total expenses                                                        1,863
Expense reduction                                              -        622 d
                                                               ------------
NET EXPENSES                                                          1,241

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               8,062
NET EXPENSES                                                   -      1,241
                                                               ------------
NET INVESTMENT INCOME                                                 6,821
NET REALIZED LOSSES                                                  (9,804)e
NET UNREALIZED GAINS                                           +     21,403 e
                                                               ------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $18,420

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $11,599.


See financial notes.

MARKETTRACK GROWTH PORTFOLIO -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.

Figures for current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------
                                          11/1/02-4/30/03      11/1/01-10/31/02
Net investment income                              $6,821                $7,322
Net realized losses                                (9,804)               (5,594)
Net unrealized gains or losses           +         21,403               (66,308)
                                         ---------------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                  18,420               (64,580)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                8,524                 8,889
Distributions from net realized gains    +             --                 5,834
                                         --------------------------------------
TOTAL DISTRIBUTIONS PAID                           $8,524               $14,723 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------
                                 11/1/02-4/30/03        11/1/01-10/31/02
                               QUANTITY       VALUE   QUANTITY       VALUE
Shares sold                       2,800     $33,591     12,796    $173,232
Shares reinvested                   709       8,524      1,010      14,418
Shares redeemed                + (4,853)    (57,506)    (8,337)   (109,730)
                               --------------------------------------------
NET INCREASE OR DECREASE         (1,344)   ($15,391)     5,469     $77,920

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                                   11/1/02-4/30/03         11/1/01-10/31/02
                                 SHARES   NET ASSETS     SHARES   NET ASSETS
Beginning of period              42,298     $509,796     36,829     $511,179
Total increase or
  decrease                     + (1,344)      (5,495)     5,469       (1,383)b
                               ------------------------------------------------
END OF PERIOD                    40,954     $504,301     42,298     $509,796 c

a The tax-basis components of distributions paid for the prior period are:

  Ordinary income           $8,889
  Long-term capital gains   $5,834

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $540 and $2,243 at the end of the current period and the prior period, respectively.


See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

[BAR CHART]

                                                       LEHMAN BROTHERS       BALANCED
                                             S&P 500    U.S. AGGREGATE       COMPOSITE
                                  PORTFOLIO   INDEX       BOND INDEX          INDEX
6 MONTHS                             4.12      4.48          4.31              4.06
1 YEAR                              -6.16    -13.31         10.47             -7.21
5 YEARS                              0.91     -2.43          7.57              1.56
SINCE INCEPTION: 11/20/95            5.86      7.54          7.44               N/A

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

$15,284 PORTFOLIO
$17,192 S&P 500 INDEX
$17,075 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$15,653 BALANCED COMPOSITE INDEX

[LINE CHART]

                                                 Lehman Brothers               Balanced
                                S&P 500           U.S. Aggregate              Composite
              PORTFOLIO          Index              Bond Index                  Index
20-Nov-95       10000            10000                10000
   Nov-95       10080            10104                10076                     10000
   Dec-95       10270            10299                10217                     10159
   Jan-96       10390            10649                10285                     10300
   Feb-96       10410            10748                10106                     10357
   Mar-96       10460            10852                10035                     10430
   Apr-96       10581            11011                 9979                     10625
   May-96       10691            11294                 9959                     10759
   Jun-96       10711            11337                10092                     10750
   Jul-96       10410            10836                10120                     10432
   Aug-96       10551            11064                10102                     10629
   Sep-96       10912            11686                10278                     10966
   Oct-96       11082            12009                10506                     11078
   Nov-96       11534            12917                10686                     11494
   Dec-96       11415            12661                10587                     11449
   Jan-97       11589            13451                10620                     11682
   Feb-97       11589            13557                10646                     11676
   Mar-97       11334            13001                10528                     11421
   Apr-97       11620            13776                10686                     11615
   May-97       12183            14614                10787                     12167
   Jun-97       12593            15268                10916                     12543
   Jul-97       13217            16482                11210                     13130
   Aug-97       12849            15559                11115                     12847
   Sep-97       13391            16410                11280                     13372
   Oct-97       13125            15862                11443                     13068
   Nov-97       13309            16597                11496                     13152
   Dec-97       13443            16882                11612                     13284
   Jan-98       13582            17070                11761                     13386
   Feb-98       14149            18300                11751                     13949
   Mar-98       14523            19237                11791                     14370
   Apr-98       14608            19432                11852                     14485
   May-98       14448            19097                11965                     14339
   Jun-98       14672            19873                12067                     14487
   Jul-98       14469            19662                12092                     14294
   Aug-98       13262            16823                12289                     13004
   Sep-98       13668            17901                12577                     13361
   Oct-98       14309            19357                12510                     13846
   Nov-98       14800            20530                12581                     14343
   Dec-98       15281            21712                12619                     14836
   Jan-99       15523            22620                12709                     15032
   Feb-99       15028            21916                12486                     14571
   Mar-99       15369            22793                12555                     14882
   Apr-99       15820            23675                12595                     15380
   May-99       15567            23116                12484                     15213
   Jun-99       16018            24399                12444                     15695
   Jul-99       15930            23638                12392                     15604
   Aug-99       15842            23520                12386                     15488
   Sep-99       15853            22875                12530                     15434
   Oct-99       16337            24323                12576                     15794
   Nov-99       16711            24817                12575                     16277
   Dec-99       17420            26279                12514                     17118
   Jan-00       16823            24960                12473                     16714
   Feb-00       17150            24487                12624                     17285
   Mar-00       17815            26882                12791                     17797
   Apr-00       17353            26073                12754                     17306
   May-00       17037            25539                12747                     16999
   Jun-00       17601            26169                13012                     17558
   Jul-00       17364            25761                13131                     17420
   Aug-00       18085            27361                13321                     18151
   Sep-00       17612            25917                13405                     17790
   Oct-00       17499            25808                13493                     17581
   Nov-00       16812            23774                13715                     16898
   Dec-00       17241            23891                13970                     17467
   Jan-01       17569            24739                14198                     17824
   Feb-01       16713            22483                14321                     17090
   Mar-01       16162            21057                14393                     16458
   Apr-01       16877            22693                14332                     17176
   May-01       16936            22845                14418                     17272
   Jun-01       16842            22290                14473                     17131
   Jul-01       16748            22072                14797                     17032
   Aug-01       16350            20690                14967                     16655
   Sep-01       15447            19018                15141                     15659
   Oct-01       15798            19382                15457                     16070
   Nov-01       16314            20868                15244                     16627
   Dec-01       16483            21052                15147                     16840
   Jan-02       16239            20744                15269                     16671
   Feb-02       16105            20344                15417                     16566
   Mar-02       16519            21109                15161                     17002
   Apr-02       16288            19830                15456                     16870
   May-02       16227            19683                15587                     16801
   Jun-02       15691            18282                15723                     16216
   Jul-02       14838            16858                15913                     15298
   Aug-02       14972            16967                16182                     15403
   Sep-02       14156            15123                16444                     14604
   Oct-02       14680            16454                16368                     15043
   Nov-02       15204            17423                16363                     15561
   Dec-02       14860            16400                16702                     15230
   Jan-03       14548            15970                16717                     14981
   Feb-03       14436            15731                16948                     14849
   Mar-03       14473            15883                16934                     14862
30-Apr-03       15284            17192                17075                     15653

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks,15% foreign stocks, 35% bonds and 5% cash. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the six-month, one- and five-year periods was 1,410,349,938,741; 1,362,342,898,707; and
  711,190,516,439, respectively.


Schwab MarketTrack Portfolios(R)

SCHWAB MARKETTRACK BALANCED PORTFOLIO

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

                                               % OF
SECURITY                                    INVESTMENTS
-------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND             34.8%
-------------------------------------------------------
(2)  SCHWAB S&P 500 FUND                       18.1%
     Select Shares(R)
-------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R)        15.2%
     Select Shares
-------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R)            15.1%
     Select Shares
-------------------------------------------------------
(5)  GENERAL ELECTRIC CO.                       0.4%
-------------------------------------------------------
(6)  MICROSOFT CORP.                            0.4%
-------------------------------------------------------
(7)  WAL-MART STORES, INC.                      0.4%
-------------------------------------------------------
(8)  PFIZER, INC.                               0.3%
-------------------------------------------------------
(9)  EXXON MOBIL CORP.                          0.3%
-------------------------------------------------------
(10) CITIGROUP, INC.                            0.3%
-------------------------------------------------------
     TOTAL                                     85.3%

STATISTICS

NUMBER OF HOLDINGS                              507
-------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                        12%
-------------------------------------------------------
EXPENSE RATIO 3                                0.50%
-------------------------------------------------------

ASSET CLASS WEIGHTINGS

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

  34.8%          BONDS
  30.0%          LARGE-CAP STOCKS
  15.2%          INTERNATIONAL STOCKS
  15.1%          SMALL-CAP STOCKS
   4.9%          SHORT-TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


Schwab MarketTrack Portfolios(R)

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                    11/1/02-  11/1/01-  11/1/00-  11/1/99-  11/1/98-   11/1/97-
                                                    4/30/03   10/31/02  10/31/01  10/31/00  10/31/99   10/31/98
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               12.05     13.47     15.53     14.85     13.39      12.82
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.18      0.32      0.45      0.36      0.29       0.25
  Net realized and unrealized gains or losses         0.31     (1.22)    (1.92)     0.69      1.57       0.86
                                                   ----------------------------------------------------------
  Total income or loss from investment operations     0.49     (0.90)    (1.47)     1.05      1.86       1.11

Less distributions:
  Dividends from net investment income               (0.29)    (0.40)    (0.49)    (0.28)    (0.33)     (0.23)
  Distributions from net realized gains                 --     (0.12)    (0.10)    (0.09)    (0.07)     (0.31)
                                                   ----------------------------------------------------------
  Total distributions                                (0.29)    (0.52)    (0.59)    (0.37)    (0.40)     (0.54)
                                                   ----------------------------------------------------------
Net asset value at end of period                     12.25     12.05     13.47     15.53     14.85      13.39
                                                   ----------------------------------------------------------
Total return (%)                                      4.12 2   (7.08)    (9.72)     7.11     14.18       9.02

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets 4                                 0.50 3    0.50      0.50      0.56 1    0.58       0.59
Expense reductions reflected in above ratio           0.24 3    0.24      0.24      0.25      0.33       0.51
Ratio of net investment income to
 average net assets                                   1.52 2    2.35      3.31      2.46      2.25       2.33
Portfolio turnover rate                                 12 2      31        21        18         7         32
Net assets, end of period ($ x 1,000,000)              464       462       497       510       403        264

1 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized

3 Annualized

4 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o   Non-income producing security

 /   Issuer is affiliated with the fund's adviser

                                  COST         MARKET VALUE
HOLDINGS BY CATEGORY           ($ x 1,000)     ($ x 1,000)
-----------------------------------------------------------
83.2%   OTHER INVESTMENT
        COMPANIES                417,825            386,459

11.9%   COMMON STOCK              46,794             55,118

 4.9%   SHORT-TERM
        INVESTMENTS               22,737             22,737
-----------------------------------------------------------
100.0%  TOTAL INVESTMENTS        487,356            464,314

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK
       11.9% of investments

       AEROSPACE / DEFENSE 0.2%
       -------------------------------------------------------------------------
       The Boeing Co.    5,484                                               150
       Crane Co.    200                                                        4
       General Dynamics Corp.    1,300                                        81
       Goodrich Corp.    700                                                  10
       Lockheed Martin Corp.    2,900                                        145
       Northrop Grumman Corp.    1,128                                        99
       Raytheon Co.    2,600                                                  78
       Rockwell Automation, Inc.    1,200                                     27
       Rockwell Collins, Inc.    1,200                                        26
       Textron, Inc.    1,000                                                 29
       United Technologies Corp.    3,200                                    198
                                                                      ----------
                                                                             847

       AIR TRANSPORTATION 0.1%
       -------------------------------------------------------------------------
       Delta Air Lines, Inc.    900                                           12
       FedEx Corp.    1,960                                                  117
       Southwest Airlines Co.    4,537                                        72
                                                                      ----------
                                                                             201

       ALCOHOLIC BEVERAGES 0.1%
       -------------------------------------------------------------------------
       Adolph Coors Co., Class B    200                                       11
       Anheuser-Busch Cos., Inc.    5,800                                    289
       Brown-Forman Corp., Class B    402                                     31
                                                                      ----------
                                                                             331

       APPAREL 0.0%
       -------------------------------------------------------------------------
     o Jones Apparel Group, Inc.    800                                       23
       Liz Claiborne, Inc.    800                                             26
       Nike, Inc., Class B    1,700                                           91
     o Reebok International Ltd.    300                                        9
       VF Corp.    800                                                        32
                                                                      ----------
                                                                             181

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.1%
       -------------------------------------------------------------------------
     o Autonation, Inc.    2,000                                              28
       Cooper Tire & Rubber Co.    400                                         6
       Cummins, Inc.    300                                                    8
       Dana Corp.    1,085                                                    10
       Danaher Corp.    900                                                   62
       Delphi Corp.    3,884                                                  33
       Eaton Corp.    500                                                     41
       Ford Motor Co.    12,185                                              125
       General Motors Corp.    3,650                                         131
       Genuine Parts Co.    1,150                                             37
       Goodyear Tire & Rubber Co.    1,000                                     6
       Harley-Davidson, Inc.    2,000                                         89
     o Navistar International Corp.    400                                    11
       Visteon Corp.    1,047                                                  7
                                                                      ----------
                                                                             594

       BANKS 0.9%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    2,600                                              55
       Bank of America Corp.    9,780                                        724
       The Bank of New York Co., Inc.    4,900                               130
       Bank One Corp.    7,557                                               272
       BB&T Corp.    3,000                                                    98
       Comerica, Inc.    1,000                                                43
       Fifth Third Bancorp    3,858                                          190
       First Tennessee National Corp.    800                                  35
       FleetBoston Financial Corp.    6,778                                  180


See financial notes.

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
       Golden West Financial Corp.    1,100                                   83
       Huntington Bancshares, Inc.    1,597                                   31
       J.P. Morgan Chase & Co.    12,766                                     375
       KeyCorp, Inc.    2,600                                                 63
       Marshall & Ilsley Corp.    1,344                                       39
       Mellon Financial Corp.    3,100                                        82
       National City Corp.    4,100                                          123
       North Fork Bancorp., Inc.    1,100                                     36
       Northern Trust Corp.    1,400                                          49
       PNC Financial Services Group, Inc.    1,900                            83
     o Providian Financial Corp.    1,900                                     14
       Regions Financial Corp.    1,400                                       47
       SouthTrust Corp.    2,200                                              59
       State Street Corp.    2,200                                            77
       SunTrust Banks, Inc.    1,900                                         109
       Synovus Financial Corp.    1,900                                       37
       U.S. Bancorp    12,554                                                278
       Union Planters Corp.    1,350                                          38
       Wachovia Corp.    8,836                                               338
       Wells Fargo & Co.    11,135                                           537
       Zions Bancorp.    600                                                  30
                                                                      ----------
                                                                           4,255

       BUSINESS MACHINES & SOFTWARE 1.1%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.    1,600                                           55
     o Apple Computer, Inc.    2,200                                          31
       Autodesk, Inc.    800                                                  12
     o BMC Software, Inc.    1,600                                            24
     o Cisco Systems, Inc.    47,700                                         717
     o Compuware Corp.    2,400                                               11
     o Comverse Technology, Inc.    1,000                                     13
     o Dell Computer Corp.    16,900                                         489
     o EMC Corp.    14,162                                                   129
     o Gateway, Inc.    2,100                                                  6
       Hewlett-Packard Co.    19,724                                         321
       International Business Machines Corp.    11,000                       934
     o Lexmark International, Inc., Class A    800                            60
    (6)Microsoft Corp.        69,600                                       1,780
     o NCR Corp.    600                                                       13
     o Network Appliance, Inc.    2,000                                       27
     o Novell, Inc.    2,200                                                   6
     o Novellus Systems, Inc.    900                                          25
     o Oracle Corp.    34,900                                                415
       Pitney Bowes, Inc.    1,600                                            56
     o Sun Microsystems, Inc.    20,800                                       69
     o Unisys Corp.    2,100                                                  22
     o Xerox Corp.    4,200                                                   41
                                                                      ----------
                                                                           5,256

       BUSINESS SERVICES 0.4%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.    1,300                                 11
     o Apollo Group, Inc., Class A    1,100                                   60
       Automatic Data Processing, Inc.    3,900                              131
     o Cendant Corp.    6,415                                                 92
       Cintas Corp.    1,102                                                  40
     o Citrix Systems, Inc.    1,200                                          23
       Computer Associates International, Inc.    3,825                       62
     o Computer Sciences Corp.    1,090                                       36
     o Concord EFS, Inc.    3,300                                             46
     o Convergys Corp.    869                                                 14
       Deluxe Corp.    500                                                    22
     o eBay, Inc.    2,004                                                   186
       Electronic Data Systems Corp.    3,100                                 56
       Equifax, Inc.    900                                                   21
       First Data Corp.    5,200                                             204
     o Fiserv, Inc.    1,200                                                  35
       H&R Block, Inc.    1,200                                               46
       Interpublic Group of Cos., Inc.    2,500                               29
     o Intuit, Inc.    1,327                                                  51
     o Mercury Interactive Corp.    500                                       17
       Moody's Corp.    1,000                                                 48
       Omnicom Group, Inc.    1,200                                           74
     o Parametric Technology Corp.    1,800                                    6
       Paychex, Inc.    2,475                                                 77
     o PeopleSoft, Inc.    1,900                                              29
     o QLogic Corp.    585                                                    26
     o Robert Half International, Inc.    1,200                               20
     o Siebel Systems, Inc.    3,000                                          26
     o Sungard Data Systems, Inc.    1,832                                    39
     o Symantec Corp.    999                                                  44
     o Thermo Electron Corp.    900                                           16


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o TMP Worldwide, Inc.    666                                             11
       Tyco International Ltd.    12,949                                     202
     o Veritas Software Corp.    2,600                                        57
       Waste Management, Inc.    4,112                                        89
     o Yahoo!, Inc.    3,600                                                  89
                                                                      ----------
                                                                           2,035

       CHEMICAL 0.3%
       -------------------------------------------------------------------------
       3M Co.    2,600                                                       328
       Air Products & Chemicals, Inc.    1,500                                65
       Dow Chemical Co.    5,649                                             184
       E.I. du Pont de Nemours & Co.    6,484                                276
       Eastman Chemical Co.    600                                            18
       Ecolab, Inc.    1,000                                                  51
       Great Lakes Chemical Corp.    400                                      10
     o Hercules, Inc.    700                                                   7
       PPG Industries, Inc.    1,200                                          58
       Praxair, Inc.    1,000                                                 58
       Rohm & Haas Co.    1,421                                               47
       The Sherwin-Williams Co.    1,100                                      31
       Sigma-Aldrich Corp.    500                                             25
                                                                      ----------
                                                                           1,158

       CONSTRUCTION 0.0%
       -------------------------------------------------------------------------
       Centex Corp.    400                                                    26
       Fluor Corp.    500                                                     17
       KB Home Corp.    300                                                   15
       Masco Corp.    3,000                                                   63
     o McDermott International, Inc.    400                                    1
       Pulte Homes, Inc.    400                                               23
       The Stanley Works    600                                               15
       Vulcan Materials Co.    700                                            25
                                                                      ----------
                                                                             185

       CONSUMER DURABLE 0.0%
       -------------------------------------------------------------------------
       Black & Decker Corp.    600                                            25
       Leggett & Platt, Inc.    1,300                                         27
       Maytag Corp.    600                                                    12
       Whirlpool Corp.    500                                                 27
                                                                      ----------
                                                                              91

       CONSUMER NON-DURABLE 0.1%
       -------------------------------------------------------------------------
     o American Greetings Corp., Class A    400                                6
       Darden Restaurants, Inc.    1,350                                      24
     o Electronic Arts, Inc.    896                                           53
       Fortune Brands, Inc.    1,000                                          48
       Hasbro, Inc.    1,275                                                  20
     o International Game Technology    500                                   43
       Mattel, Inc.    2,825                                                  62
       McDonald's Corp.    8,600                                             147
       Newell Rubbermaid, Inc.    1,872                                       57
     o Starbucks Corp.    2,440                                               57
       Tupperware Corp.    200                                                 3
       Wendy's International, Inc.    800                                     23
                                                                      ----------
                                                                             543

       CONTAINERS 0.0%
       -------------------------------------------------------------------------
       Ball Corp.    200                                                      11
       Bemis Co.    300                                                       14
     o Pactiv Corp.    1,000                                                  20
     o Sealed Air Corp.    621                                                27
                                                                      ----------
                                                                              72

       ELECTRONICS 0.5%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    5,000                                  12
     o Advanced Micro Devices, Inc.    2,040                                  15
     o Agilent Technologies, Inc.    2,917                                    47
     o Altera Corp.    2,546                                                  40
     o American Power Conversion Corp.    1,175                               18
     o Analog Devices, Inc.    2,300                                          76
     o Andrew Corp.    325                                                     2
       Applied Biosystems Group -- Applera Corp.    1,400                     24
     o Applied Materials, Inc.    10,400                                     152
     o Applied Micro Circuits Corp.    1,928                                   9
     o Broadcom Corp., Class A    1,500                                       27
     o CIENA Corp.    2,100                                                   10
       Intel Corp.    43,800                                                 806
       ITT Industries, Inc.    600                                            35
     o Jabil Circuit, Inc.    941                                             18
     o JDS Uniphase Corp.    8,464                                            27
     o KLA-Tencor Corp.    1,200                                              49
       Linear Technology Corp.    2,000                                       69
     o LSI Logic Corp.    2,000                                               11
     o Lucent Technologies, Inc.    21,305                                    38
       Maxim Integrated Products, Inc.    2,100                               82


See financial notes.

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Micron Technology, Inc.    3,600                                       31
       Molex, Inc.    1,250                                                   29
       Motorola, Inc.    14,770                                              117
     o National Semiconductor Corp.    1,100                                  21
     o Nvidia Corp.    900                                                    13
       PerkinElmer, Inc.    600                                                6
     o PMC -- Sierra, Inc.    1,100                                            9
     o Power-One, Inc.    240                                                  1
       Qualcomm, Inc.    5,100                                               163
     o Sanmina -- SCI Corp.    3,400                                          16
     o Solectron Corp.    5,300                                               17
       Symbol Technologies, Inc.    1,284                                     14
     o Tektronix, Inc.    500                                                  9
     o Tellabs, Inc.    2,700                                                 17
     o Teradyne, Inc.    1,100                                                13
       Texas Instruments, Inc.    11,300                                     209
     o Thomas & Betts Corp.    381                                             6
     o Univision Communications, Inc., Class A    1,348                       41
     o Waters Corp.    900                                                    22
     o Xilinx, Inc.    2,100                                                  57
                                                                      ----------
                                                                           2,378

       ENERGY: RAW MATERIALS 0.2%
       -------------------------------------------------------------------------
       Anadarko Petroleum Corp.    1,510                                      67
       Apache Corp.    924                                                    53
       Baker Hughes, Inc.    2,250                                            63
     o BJ Services Co.    1,000                                               37
       Burlington Resources, Inc.    1,410                                    65
       Devon Energy Corp.    1,000                                            47
       EOG Resources, Inc.    759                                             28
       Halliburton Co.    2,974                                               64
       Nabors Industries Ltd.    1,000                                        39
     o Noble Corp.    900                                                     28
       Occidental Petroleum Corp.    2,400                                    72
       Rowan Cos., Inc.    600                                                12
       Schlumberger Ltd.    3,600                                            151
                                                                      ----------
                                                                             726

       FOOD & AGRICULTURE 0.6%
       -------------------------------------------------------------------------
       Altria Group, Inc.    13,500                                          415
       Archer-Daniels-Midland Co.    4,446                                    49
       Campbell Soup Co.    2,800                                             62
       The Coca-Cola Co.    16,200                                           654
       Coca-Cola Enterprises, Inc.    2,700                                   53
       ConAgra Foods, Inc.    3,300                                           69
       General Mills, Inc.    2,392                                          108
       H.J. Heinz Co.    2,300                                                69
       Hershey Foods Corp.    1,000                                           65
       Kellogg Co.    2,700                                                   88
       McCormick & Co., Inc.    900                                           22
       Monsanto Co.    1,427                                                  25
       The Pepsi Bottling Group, Inc.    1,826                                38
       PepsiCo, Inc.    11,370                                               492
       Sara Lee Corp.    5,100                                                86
       Supervalu, Inc.    900                                                 15
       Sysco Corp.    4,400                                                  126
       Wm. Wrigley Jr. Co.    1,600                                           91
                                                                      ----------
                                                                           2,527

       GOLD 0.0%
       -------------------------------------------------------------------------
       Newmont Mining Corp.    2,554                                          69

       HEALTHCARE / DRUGS & MEDICINE 1.7%
       -------------------------------------------------------------------------
       Abbott Laboratories    10,200                                         414
       Allergan, Inc.    900                                                  63
       AmerisourceBergen Corp.    700                                         41
     o Amgen, Inc.    8,340                                                  511
     o Anthem, Inc.    926                                                    64
       Bausch & Lomb, Inc.    400                                             14
       Baxter International, Inc.    3,800                                    87
       Becton Dickinson & Co.    1,800                                        64
     o Biogen, Inc.    1,000                                                  38
       Biomet, Inc.    1,575                                                  48
     o Boston Scientific Corp.    2,774                                      119
       Bristol-Myers Squibb Co.    12,800                                    327
       C.R. Bard, Inc.    300                                                 19
       Cardinal Health, Inc.    2,975                                        165
     o Chiron Corp.    1,200                                                  49
       Eli Lilly & Co.    7,400                                              472
     o Forest Laboratories, Inc.    2,400                                    124
     o Genzyme Corp. -- General Division    1,400                             56
     o Guidant Corp.    2,000                                                 78
       HCA, Inc.    3,400                                                    109
       Health Management Associates, Inc., Class A    1,600                   27


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Humana, Inc.    800                                                     9
       IMS Health, Inc.    2,000                                              31
       Johnson & Johnson    19,572                                         1,103
     o King Pharmaceuticals, Inc.    1,388                                    18
     o Manor Care, Inc.    500                                                10
       McKesson Corp.    1,773                                                49
     o Medimmune, Inc.    1,400                                               49
       Medtronic, Inc.    7,800                                              372
       Merck & Co., Inc.    14,800                                           861
   (8) Pfizer, Inc.    51,886                                              1,596
     o Quest Diagnostics    535                                               32
     o Quintiles Transnational Corp.    800                                   11
       Schering-Plough Corp.    9,500                                        172
     o St. Jude Medical, Inc.    1,060                                        56
       Stryker Corp.    1,273                                                 85
     o Tenet Healthcare Corp.    3,150                                        47
       UnitedHealth Group, Inc.    2,000                                     184
     o Watson Pharmaceuticals, Inc.    600                                    18
     o WellPoint Health Networks, Inc.    1,000                               76
       Wyeth    8,500                                                        370
     o Zimmer Holdings, Inc.    1,200                                         56
                                                                      ----------
                                                                           8,094

       HOUSEHOLD PRODUCTS 0.3%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    400                                     20
       Avon Products, Inc.    1,500                                           87
       Clorox Co.    1,600                                                    72
       Colgate-Palmolive Co.    3,600                                        206
       The Gillette Co.    6,700                                             204
       International Flavors & Fragrances, Inc.    800                        25
       Procter & Gamble Co.    8,500                                         764
                                                                      ----------
                                                                           1,378

       INSURANCE 0.6%
       -------------------------------------------------------------------------
       ACE Ltd.    1,700                                                      56
       Aetna, Inc.    834                                                     42
       AFLAC, Inc.    3,600                                                  118
       The Allstate Corp.    4,700                                           178
       AMBAC Financial Group, Inc.    684                                     40
       American International Group, Inc.    17,142                          993
       AON Corp.    1,725                                                     38
       Chubb Corp.    1,100                                                   58
       CIGNA Corp.    1,000                                                   52
       Cincinnati Financial Corp.    1,200                                    44
       Hartford Financial Services Group, Inc.    1,600                       65
       Jefferson-Pilot Corp.    1,050                                         42
       John Hancock Financial Services, Inc.    2,004                         58
       Lincoln National Corp.    1,300                                        42
       Loews Corp.    1,200                                                   49
       Marsh & McLennan Cos., Inc.    3,600                                  172
       MBIA, Inc.    1,050                                                    47
       Metlife, Inc.    4,586                                                132
       MGIC Investment Corp.    700                                           32
       Principal Financial Group, Inc.    2,329                               68
       The Progressive Corp.    1,500                                        102
       Prudential Financial, Inc.    3,800                                   121
       Safeco Corp.    800                                                    31
       St. Paul Cos., Inc.    1,424                                           49
       Torchmark Corp.    800                                                 31
       Travelers Property Casualty Corp., Class B    6,500                   106
       UnumProvident Corp.    1,657                                           19
       XL Capital Ltd., Class A 800                                           66
                                                                      ----------
                                                                           2,851
       MEDIA 0.5%
       -------------------------------------------------------------------------
     o AOL Time Warner, Inc.    28,750                                       393
     o Clear Channel Communications, Inc. 3,780                              148
     o Comcast Corp., Class A    14,661                                      468
       Dow Jones & Co., Inc.    600                                           24
       Gannett Co., Inc.    1,700                                            129
       Knight-Ridder, Inc. 600                                                39
       The McGraw-Hill Cos., Inc.    1,400                                    82
       Meredith Corp. 300                                                     13
       New York Times Co., Class A 1,100                                      51
       R.R. Donnelley & Sons Co. 800                                          16
       Tribune Co.    1,900                                                   93
     o Viacom, Inc., Class B    11,418                                       495
       The Walt Disney Co.    13,717                                         256
                                                                      ----------
                                                                           2,207


See financial notes.

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       MISCELLANEOUS FINANCE 0.9%
       -------------------------------------------------------------------------
       American Express Co.    8,700                                         329
       The Bear Stearns Cos., Inc.    602                                     40
       Capital One Financial Corp.    1,300                                   54
     / The Charles Schwab Corp.    8,783                                      76
       Charter One Financial, Inc.    1,620                                   47
  (10) Citigroup, Inc.    33,476                                           1,314
       Countrywide Financial Corp.    800                                     54
       Fannie Mae    6,500                                                   471
       Federated Investors, Inc., Class B    700                              19
       Franklin Resources, Inc.    1,700                                      59
       Freddie Mac    4,500                                                  261
       Goldman Sachs Group, Inc.    3,079                                    234
       Janus Capital Group, Inc.    1,400                                     20
       Lehman Brothers Holdings, Inc.    1,600                               101
       MBNA Corp.    8,268                                                   156
       Merrill Lynch & Co., Inc.    5,500                                    226
       Morgan Stanley    7,310                                               327
       SLM Corp.    1,000                                                    112
       T. Rowe Price Group, Inc.    800                                       24
       Washington Mutual, Inc.    6,274                                      248
                                                                      ----------
                                                                           4,172

       NON-FERROUS METALS 0.0%
       -------------------------------------------------------------------------
       Alcoa, Inc.    5,648                                                  129
       Engelhard Corp.    800                                                 20
       Freeport-McMoran Copper & Gold, Inc., Class B    1,100                 19
     o Phelps Dodge Corp.    540                                              17
                                                                      ----------
                                                                             185

       OIL: DOMESTIC 0.1%
       -------------------------------------------------------------------------
       Amerada Hess Corp.    600                                              27
       Ashland, Inc.    500                                                   15
       ConocoPhillips    4,324                                               218
       Kerr-McGee Corp.    621                                                26
       Marathon Oil Corp.    2,100                                            48
       Sunoco, Inc.    600                                                    22
       Transocean, Inc.    2,016                                              38
       Unocal Corp.    1,600                                                  44
                                                                      ----------
                                                                             438

       OIL: INTERNATIONAL 0.4%
       -------------------------------------------------------------------------
       ChevronTexaco Corp.    6,895                                          433
   (9) Exxon Mobil Corp.    43,920                                         1,546
                                                                      ----------
                                                                           1,979

       OPTICAL & PHOTO 0.0%
       -------------------------------------------------------------------------
       Eastman Kodak Co.    2,000                                             60

       PAPER & FOREST PRODUCTS 0.1%
       -------------------------------------------------------------------------
       Boise Cascade Corp.    400                                              9
       Georgia-Pacific Corp.    1,496                                         23
       International Paper Co.    3,166                                      113
       Kimberly-Clark Corp.    3,380                                         168
     o Louisiana-Pacific Corp.    700                                          6
       MeadWestvaco Corp.    1,279                                            30
       Temple-Inland, Inc.    400                                             18
       Weyerhaeuser Co.    1,400                                              70
                                                                      ----------
                                                                             437

       PRODUCER GOODS & MANUFACTURING 0.6%
       -------------------------------------------------------------------------
     o American Standard Cos., Inc.    500                                    36
       Avery Dennison Corp.    700                                            37
       Caterpillar, Inc.    2,300                                            121
       Cooper Industries Ltd., Class A    600                                 22
     o Corning, Inc.    6,000                                                 33
       Deere & Co.    1,500                                                   66
       Dover Corp.    1,400                                                   40
       Emerson Electric Co.    2,800                                         142
   (5) General Electric Co.    64,700                                      1,905
       Honeywell International, Inc.    5,300                                125
       Illinois Tool Works, Inc.    2,000                                    128
       Ingersoll-Rand Co., Class A    1,100                                   49
       Johnson Controls, Inc.    500                                          41
     o Millipore Corp.    200                                                  7
       Pall Corp.    800                                                      17
       Parker Hannifin Corp.    700                                           28
       Snap-On, Inc.    350                                                   10
       W.W. Grainger, Inc.    600                                             28
                                                                      ----------
                                                                           2,835

       RAILROAD & SHIPPING 0.1%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.    2,500                            71
       CSX Corp.    1,500                                                     48
       Norfolk Southern Corp.    2,500                                        53


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Union Pacific Corp.    1,700                                          101
                                                                      ----------
                                                                             273

       REAL PROPERTY 0.1%
       -------------------------------------------------------------------------
       Apartment Investment &
       Management Co., Class A    600                                         23
       Equity Office Properties Trust    2,600                                68
       Equity Residential    1,700                                            44
       Plum Creek Timber Co., Inc.    1,200                                   28
       Simon Property Group, Inc.    1,100                                    40
                                                                      ----------
                                                                             203

       RETAIL 0.9%
       -------------------------------------------------------------------------
       Albertson's, Inc.    2,671                                             53
     o AutoZone, Inc.    700                                                  56
     o Bed, Bath & Beyond, Inc.    1,800                                      71
     o Best Buy Co., Inc.    2,100                                            73
     o Big Lots, Inc.    700                                                   9
       Circuit City Stores, Inc.    1,400                                      8
     o Costco Wholesale Corp.    3,000                                       104
       CVS Corp.    2,600                                                     63
       Dillards, Inc., Class A    700                                         10
       Dollar General Corp.    2,202                                          32
       Family Dollar Stores, Inc.    1,100                                    38
     o Federated Department Stores, Inc.  1,400                               43
     o The Gap, Inc.    5,662                                                 94
       Home Depot, Inc.    15,100                                            425
       J.C. Penney Co., Inc. Holding Co.    1,700                             29
     o Kohl's Corp.    2,200                                                 125
     o Kroger Co.    5,300                                                    76
       Limited Brands, Inc.    3,388                                          49
       Lowe's Cos., Inc.    5,000                                            219
       The May Department Stores Co.    2,100                                 45
       Nordstrom, Inc.    900                                                 16
     o Office Depot, Inc.    2,500                                            32
       RadioShack Corp.    1,300                                              31
     o Safeway, Inc.    3,300                                                 55
       Sears, Roebuck & Co.    2,100                                          59
     o Staples, Inc.    3,050                                                 58
       Target Corp.    5,800                                                 194
       Tiffany & Co.    950                                                   26
       TJX Cos., Inc.    3,600                                                69
     o Toys 'R' Us, Inc.    1,200                                             12
   (7) Wal-Mart Stores, Inc.   29,000                                      1,633
       Walgreen Co.    6,600                                                 204
       Winn-Dixie Stores, Inc.    1,200                                       15
     o Yum! Brands, Inc.    2,060                                             51
                                                                      ----------
                                                                           4,077

       STEEL 0.0%
       -------------------------------------------------------------------------
       Allegheny Technologies, Inc.    492                                     2
       Nucor Corp.    600                                                     25
       United States Steel Corp.    500                                        7
       Worthington Industries, Inc.    300                                     4
                                                                      ----------
                                                                              38

       TELEPHONE 0.5%
       -------------------------------------------------------------------------
       Alltel Corp.    2,100                                                  98
       AT&T Corp.    4,941                                                    84
     o AT&T Wireless Services, Inc.    16,425                                106
     o Avaya, Inc.    1,775                                                    7
       BellSouth Corp.    12,200                                             311
       CenturyTel, Inc.    900                                                27
     o Citizens Communications Co.    1,732                                   19
     o Nextel Communications, Inc., Class A    6,300                          93
     o Qwest Communications International, Inc.    10,622                     40
       SBC Communications, Inc.    21,788                                    509
       Scientific-Atlanta, Inc.    1,000                                      16
       Sprint Corp. (FON Group)    5,800                                      67
     o Sprint Corp. (PCS Group)    5,900                                      21
       Verizon Communications, Inc.    17,836                                667
                                                                      ----------
                                                                           2,065

       TOBACCO 0.0%
       -------------------------------------------------------------------------
       R.J. Reynolds Tobacco Holdings,
       Inc.    600                                                            17
       UST, Inc.    1,100                                                     34
                                                                      ----------
                                                                              51

       TRAVEL & RECREATION 0.1%
       -------------------------------------------------------------------------
       Brunswick Corp.    600                                                 13
       Carnival Corp.    4,100                                               113
     o Harrah's Entertainment, Inc.    900                                    36
       Hilton Hotels Corp.    2,500                                           33
       Marriott International, Inc., Class A    1,500                         54


See financial notes.

PORTFOLIO HOLDINGS continued

                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
      Sabre Holdings Corp.    922                            19
      Starwood Hotels & Resorts
      Worldwide, Inc.    1,200                               32
                                                     ----------
                                                            300

      TRUCKING & FREIGHT 0.1%
      ---------------------------------------------------------
      Paccar, Inc.    900                                    52
      Ryder Systems, Inc.    400                             10
      United Parcel Service, Inc., Class B    7,385         459
                                                     ----------
                                                            521

      UTILITIES: ELECTRIC & GAS 0.3%
      ---------------------------------------------------------
    o The AES Corp.    3,200                                 19
      Allegheny Energy, Inc.    720                           6
      Ameren Corp.    900                                    37
      American Electric Power Co., Inc.    2,080             55
    o Calpine Corp.    1,800                                 10
      Centerpoint Energy, Inc.    1,924                      15
      Cinergy Corp.    1,000                                 34
      CMS Energy Corp.    700                                 4
      Consolidated Edison, Inc.    1,500                     58
      Constellation Energy Group, Inc.    1,000              29
      Dominion Resources, Inc.    1,967                     116
      DTE Energy Co.    1,000                                40
      Duke Energy Corp.    5,352                             94
      Dynegy, Inc., Class A    2,100                          9
    o Edison International 2,200                             32
      El Paso Corp.    3,222                                 24
      Entergy Corp.    1,500                                 70
      Exelon Corp.    2,162                                 115
      FirstEnergy Corp.    2,030                             68
      FPL Group, Inc.    1,300                               79
      KeySpan Corp.    900                                   31
      Kinder Morgan, Inc.    745                             35
    o Mirant Corp.    1,789                                   6
      Nicor, Inc.    300                                      9
      NiSource, Inc.    1,351                                26
      Peoples Energy Corp.    200                             8
    o PG&E Corp.    2,400                                    36
      Pinnacle West Capital Corp.    600                     20
      PPL Corp.    1,000                                     36
      Progress Energy, Inc.    1,593                         67
      Public Service Enterprise Group, Inc.   1,500          58
      Sempra Energy    1,360                                 37
      The Southern Co.    4,500                             131
      TECO Energy, Inc.    900                               10
      TXU Corp.    1,622                                     32
      Williams Cos., Inc.    3,000                           21
      Xcel Energy, Inc.    2,085                             28
                                                     ----------
                                                          1,505

      OTHER INVESTMENT COMPANIES
      83.2% of investments
      ---------------------------------------------------------
 /(3) Schwab International Index
      Fund(R), Select Shares(R)    6,774,137             70,519
 /(2) Schwab S&P 500 Fund,
      Select Shares    5,922,597                         84,160
 /(4) Schwab Small-Cap Index Fund(R),
      Select Shares    5,073,377                         70,215
 /(1) Schwab Total Bond
      Market Fund    15,475,531                         161,565
                                                     ----------
                                                        386,459

      SHORT-TERM INVESTMENTS
      4.9% of investments
      ---------------------------------------------------------
    / Schwab Value Advantage
      Money Fund(R), Investor
      Shares    21,150,755                               21,151

      SECURITY                        FACE VALUE
        RATE, MATURITY DATE           ($ x 1,000)
      Bank One, Grand Cayman
      Time Deposit
        0.80%, 05/01/03                    1,586        1,586
                                                   ----------
                                                       22,737

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

Statement of
ASSETS AND LIABILITIES

As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------
Investments, at market value                           $464,314 a
Receivables:
  Fund shares sold                                          108
  Dividends                                                  80
  Investments sold                                          504
Prepaid expenses                                     +        6
                                                     -----------
TOTAL ASSETS                                            465,012

LIABILITIES
----------------------------------------------------------------
Payables:
  Fund shares redeemed                                      295
  Investments bought                                        300
  Investment adviser and administrator fees                  10
  Transfer agent and shareholder service fees                13
Accrued expenses                                     +       80
                                                     -----------
TOTAL LIABILITIES                                           698

NET ASSETS
----------------------------------------------------------------
TOTAL ASSETS                                            465,012
TOTAL LIABILITIES                                    -      698
                                                     -----------
NET ASSETS                                             $464,314

NET ASSETS BY SOURCE
Capital received from investors                         505,008
Net investment income not yet distributed                 1,393
Net realized capital losses                             (19,045)
Net unrealized capital losses                           (23,042)

NET ASSET VALUE (NAV)
                          SHARES
NET ASSETS    /      OUTSTANDING    =      NAV
  $464,314                37,890        $12.25

a The fund paid $487,356 for these securities. Not counting short-term obligations and government securities, the fund paid $50,548 for securities during the report period and received $60,391 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                                 1.3%
  Small-Cap Index Fund(R)                      5.4%
  International Index Fund(R)                  7.4%

  SCHWAB BOND FUNDS
  Total Bond Market Fund                      15.4%

  SCHWAB MONEY FUNDS
  Value Advantage
  Money Fund(R)                                0.1%

FEDERAL TAX DATA
----------------------------------------------------------------
PORTFOLIO COST                                         $501,174
NET UNREALIZED GAINS AND LOSSES:
Gains                                                   $31,010
Losses                                               +  (67,870)
                                                     -----------
                                                       ($36,860)
AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                          $5,536
Long-term capital gains                                     $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                   Loss amount
  2010                                                     $827


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------------------
Dividends                                                            $8,179
Interest                                                       +          2
                                                               -------------
TOTAL INVESTMENT INCOME                                               8,181

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------------------
Net realized losses on investments sold                              (6,839)
Net realized gains received from underlying funds              +        483
                                                               -------------
NET REALIZED LOSSES                                                  (6,356)

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------------------
Net unrealized gains on investments                                  17,414

EXPENSES
----------------------------------------------------------------------------
Investment adviser and administrator fees                             1,007 a
Transfer agent and shareholder service fees                             572 b
Trustees' fees                                                            4 c
Custodian fees                                                           23
Portfolio accounting fees                                                34
Professional fees                                                        14
Registration fees                                                        13
Shareholder reports                                                      28
Other expenses                                                 +          3
                                                               -------------
Total expenses                                                        1,698
Expense reduction                                              -        554 d
                                                               -------------
NET EXPENSES                                                          1,144

INCREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               8,181
NET EXPENSES                                                   -      1,144
NET INVESTMENT INCOME                                                 7,037
NET REALIZED LOSSES                                                  (6,356)e
NET UNREALIZED GAINS                                           +     17,414 e
                                                               -------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $18,095

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $11,058.


See financial notes.

MARKETTRACK BALANCED PORTFOLIO -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/02-4/30/03      11/1/01-10/31/02
Net investment income                              $7,037               $11,937
Net realized losses                                (6,356)               (5,624)
Net unrealized gains or losses           +         17,414               (44,321)
                                         ---------------------------------------
INCREASE OR DECREASE IN NET ASSETS
   FROM OPERATIONS                                 18,095               (38,008)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               11,180                14,684
Distributions from net realized gains    +             --                 4,608
                                         ---------------------------------------
TOTAL DISTRIBUTIONS PAID                          $11,180               $19,292 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                        11/1/02-4/30/03        11/1/01-10/31/02
                                     QUANTITY       VALUE   QUANTITY      VALUE
Shares sold                             3,240     $38,817      9,389   $123,245
Shares reinvested                         936      11,180      1,388     18,646
Shares redeemed                      + (4,652)    (55,058)    (9,314)  (119,076)
                                     -------------------------------------------
NET INCREASE OR DECREASE                 (476)    ($5,061)     1,463    $22,815

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/02-4/30/03        11/1/01-10/31/02
                                      SHARES  NET ASSETS     SHARES  NET ASSETS
Beginning of period                   38,366    $462,460     36,903    $496,945
Total increase or
  decrease                          +   (476)      1,854      1,463     (34,485)b
                                    --------------------------------------------
END OF PERIOD                         37,890    $464,314     38,366    $462,460 c


a The tax-basis components of distributions paid for the period are:

  Ordinary income           $15,072
  Long-term capital gains    $4,220

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $1,393 and $5,536 at the end of the current period and the prior period, respectively.


See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Conservative Composite Index.

[BAR CHART]

                                            S&P 500     LEHMAN BROTHERS U.S.        CONSERVATIVE
                              PORTFOLIO      INDEX      AGGREGATE BOND INDEX       COMPOSITE INDEX
6 MONTHS                         4.27         4.48               4.31                    4.37
1 YEAR                          -0.91       -13.31              10.47                   -1.96
5 YEARS                          2.88        -2.43               7.57                    3.25
SINCE INCEPTION: 11/20/95        6.09         7.54               7.44                     n/a

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Conservative Composite Index.

$15,539 PORTFOLIO
$17,192 S&P 500 INDEX
$17,075 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$15,802 CONSERVATIVE COMPOSITE INDEX

[LINE GRAPH]

                         S&P 500         Lehman Brothers U.S.       Conservative
            PORTFOLIO     Index          Aggregate Bond Index      Composite Index
20-Nov-95     10000       10000                  10000
   Nov-95     10080       10104                  10076                 10000
   Dec-95     10237       10299                  10217                 10150
   Jan-96     10337       10649                  10285                 10264
   Feb-96     10297       10748                  10106                 10244
   Mar-96     10287       10852                  10035                 10270
   Apr-96     10337       11011                   9979                 10380
   May-96     10378       11294                   9959                 10463
   Jun-96     10439       11337                  10092                 10495
   Jul-96     10256       10836                  10120                 10295
   Aug-96     10337       11064                  10102                 10424
   Sep-96     10643       11686                  10278                 10701
   Oct-96     10818       12009                  10506                 10845
   Nov-96     11179       12917                  10686                 11178
   Dec-96     11070       12661                  10587                 11119
   Jan-97     11174       13451                  10620                 11282
   Feb-97     11184       13557                  10646                 11290
   Mar-97     10965       13001                  10528                 11085
   Apr-97     11206       13776                  10686                 11259
   May-97     11604       14614                  10787                 11649
   Jun-97     11896       15268                  10916                 11933
   Jul-97     12413       16482                  11210                 12408
   Aug-97     12160       15559                  11115                 12193
   Sep-97     12540       16410                  11280                 12582
   Oct-97     12455       15862                  11443                 12439
   Nov-97     12603       16597                  11496                 12508
   Dec-97     12698       16882                  11612                 12627
   Jan-98     12829       17070                  11761                 12743
   Feb-98     13189       18300                  11751                 13098
   Mar-98     13418       19237                  11791                 13378
   Apr-98     13484       19432                  11852                 13469
   May-98     13431       19097                  11965                 13417
   Jun-98     13595       19873                  12067                 13542
   Jul-98     13484       19662                  12092                 13429
   Aug-98     12774       16823                  12289                 12665
   Sep-98     13139       17901                  12577                 12986
   Oct-98     13530       19357                  12510                 13270
   Nov-98     13843       20530                  12581                 13615
   Dec-98     14166       21712                  12619                 13947
   Jan-99     14348       22620                  12709                 14099
   Feb-99     13950       21916                  12486                 13728
   Mar-99     14200       22793                  12555                 13956
   Apr-99     14475       23675                  12595                 14284
   May-99     14269       23116                  12484                 14134
   Jun-99     14521       24399                  12444                 14417
   Jul-99     14452       23638                  12392                 14346
   Aug-99     14395       23520                  12386                 14268
   Sep-99     14464       22875                  12530                 14280
   Oct-99     14766       24323                  12576                 14510
   Nov-99     14986       24817                  12575                 14812
   Dec-99     15398       26279                  12514                 15306
   Jan-00     15022       24960                  12473                 15048
   Feb-00     15269       24487                  12624                 15440
   Mar-00     15738       26882                  12791                 15808
   Apr-00     15442       26073                  12754                 15488
   May-00     15229       25539                  12747                 15292
   Jun-00     15667       26169                  13012                 15729
   Jul-00     15584       25761                  13131                 15685
   Aug-00     16085       27361                  13321                 16191
   Sep-00     15835       25917                  13405                 16010
   Oct-00     15787       25808                  13493                 15901
   Nov-00     15462       23774                  13715                 15562
   Dec-00     15815       23891                  13970                 16008
   Jan-01     16087       24739                  14198                 16315
   Feb-01     15594       22483                  14321                 15915
   Mar-01     15297       21057                  14393                 15545
   Apr-01     15732       22693                  14332                 15974
   May-01     15807       22845                  14418                 16064
   Jun-01     15770       22290                  14473                 15992
   Jul-01     15820       22072                  14797                 16043
   Aug-01     15632       20690                  14967                 15858
   Sep-01     15107       19018                  15141                 15262
   Oct-01     15410       19382                  15457                 15619
   Nov-01     15675       20868                  15244                 15920
   Dec-01     15759       21052                  15147                 16022
   Jan-02     15643       20744                  15269                 15944
   Feb-02     15592       20344                  15417                 15917
   Mar-02     15759       21109                  15161                 16118
   Apr-02     15682       19830                  15456                 16118
   May-02     15695       19683                  15587                 16115
   Jun-02     15384       18282                  15723                 15752
   Jul-02     14875       16858                  15913                 15186
   Aug-02     15045       16967                  16182                 15337
   Sep-02     14575       15123                  16444                 14870
   Oct-02     14903       16454                  16368                 15140
   Nov-02     15243       17423                  16363                 15503
   Dec-02     15125       16400                  16702                 15384
   Jan-03     14926       15970                  16717                 15224
   Feb-03     14913       15731                  16948                 15204
   Mar-03     14939       15883                  16934                 15211
30-Apr-03     15539       17192                  17075                 15802

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the six-month, one- and five-year periods was 1,410,349,938,741; 1,362,342,898,707; and
  711,190,516,439, respectively.


Schwab MarketTrack Portfolios(R)

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

--------------------------------------------------------------
SECURITY                                               % OF
                                                   INVESTMENTS
--------------------------------------------------------------
 (1) SCHWAB TOTAL BOND MARKET FUND                    54.7%
--------------------------------------------------------------
 (2) SCHWAB S&P 500 FUND                              15.2%
     Select Shares(R)
--------------------------------------------------------------
 (3) SCHWAB INTERNATIONAL INDEX FUND(R)               10.2%
     Select Shares
--------------------------------------------------------------
 (4) SCHWAB SMALL-CAP INDEX FUND(R)                   10.2%
     Select Shares
--------------------------------------------------------------
 (5) GENERAL ELECTRIC CO.                              0.2%
--------------------------------------------------------------
 (6) MICROSOFT CORP.                                   0.2%
--------------------------------------------------------------
 (7) PFIZER, INC.                                      0.1%
--------------------------------------------------------------
 (8) WAL-MART STORES, INC.                             0.1%
--------------------------------------------------------------
 (9) EXXON MOBIL CORP.                                 0.1%
--------------------------------------------------------------
(10) CITIGROUP, INC.                                   0.1%
--------------------------------------------------------------
     TOTAL                                            91.1%

STATISTICS

NUMBER OF HOLDINGS                               507
-------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                         11%
-------------------------------------------------------
EXPENSE RATIO 3                                 0.50%
-------------------------------------------------------

ASSET CLASS WEIGHTINGS

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

  54.7%     BONDS
  20.1%     LARGE-CAP STOCKS
  10.2%     INTERNATIONAL STOCKS
  10.2%     SMALL-CAP STOCKS
   4.8%     SHORT-TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2  Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


Schwab MarketTrack Portfolios(R)

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     11/1/02-  11/1/01-  11/1/00-  11/1/99-  11/1/98-  11/1/97-
                                                      4/30/03  10/31/02  10/31/01  10/31/00  10/31/99  10/31/98
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                11.37      12.22     13.12    12.73     12.11      11.71
                                                     ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                0.19       0.40      0.49     0.47      0.41       0.35
  Net realized and unrealized gains or losses          0.29      (0.78)    (0.80)    0.41      0.68       0.64
                                                     ----------------------------------------------------------
  Total income or loss from investment operations      0.48      (0.38)    (0.31)    0.88      1.09       0.99
Less distributions:
  Dividends from net investment income                (0.20)     (0.41)    (0.50)   (0.46)    (0.40)     (0.35)
  Distributions from net realized gains                  --      (0.06)    (0.09)   (0.03)    (0.07)     (0.24)
                                                     ----------------------------------------------------------
  Total distributions                                  0.20)     (0.47)    (0.59)   (0.49)    (0.47)     (0.59)
                                                     ----------------------------------------------------------
Net asset value at end of period                      11.65      11.37     12.22     3.12     12.73      12.11
                                                     ----------------------------------------------------------
Total return (%)                                       4.27 2    (3.29)    (2.39)    6.92      9.13       8.64

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets 4                                  0.50 3     0.50      0.50     0.56 1    0.57       0.58
Expense reductions reflected in above ratio            0.25 3     0.26      0.27     0.27      0.35       0.64
Ratio of net investment income to
 average net assets                                    1.68 2     3.17      3.85     3.58      3.28       3.26
Portfolio turnover rate                                  11 2       32        15       16         8         58
Net assets, end of period ($ x 1,000,000)               267        263       211      194       167        115

1 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

2  Not annualized.

3  Annualized.

4 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                COST          MARKET VALUE
HOLDINGS BY CATEGORY        ($ x 1,000)        ($ x 1,000)
-----------------------------------------------------
 90.3% OTHER INVESTMENT
       COMPANIES              245,975          241,591
  4.9% COMMON STOCK            12,283           13,011
  4.8% SHORT-TERM
       INVESTMENTS             12,818           12,818
-----------------------------------------------------
100.0% TOTAL INVESTMENTS     271,076          267,420

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK
      4.9% of investments

      AEROSPACE / DEFENSE 0.1%
      --------------------------------------------------------------------------
      The Boeing Co.    1,346                                                 37
      Crane Co.    150                                                         3
      General Dynamics Corp.    300                                           19
      Goodrich Corp.    200                                                    3
      Lockheed Martin Corp.    700                                            35
      Northrop Grumman Corp.    307                                           27
      Raytheon Co.    600                                                     18
      Rockwell Automation, Inc.    300                                         7
      Rockwell Collins, Inc.    300                                            6
      Textron, Inc.    200                                                     6
      United Technologies Corp.    700                                        43
                                                                     -----------
                                                                             204

      AIR TRANSPORTATION 0.0%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.    200                                             3
      FedEx Corp.    460                                                      28
      Southwest Airlines Co.    1,218                                         19
                                                                     -----------
                                                                              50

      ALCOHOLIC BEVERAGES 0.0%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B     100                                        5
      Anheuser-Busch Cos., Inc.    1,300                                      65
      Brown-Forman Corp., Class B     75                                       6
                                                                     -----------
                                                                              76

      APPAREL 0.0%
      --------------------------------------------------------------------------
    o Jones Apparel Group, Inc.    200                                         6
      Liz Claiborne, Inc.    200                                               7
      Nike, Inc., Class B    400                                              21
    o Reebok International Ltd.    100                                         3
      VF Corp.    200                                                          8
                                                                     -----------
                                                                              45

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.1%
      --------------------------------------------------------------------------
    o Autonation, Inc.    500                                                  7
      Cooper Tire & Rubber Co.    100                                          1
      Cummins, Inc.    100                                                     2
      Dana Corp.    292                                                        3
      Danaher Corp.    200                                                    14
      Delphi Corp.    868                                                      7
      Eaton Corp.    100                                                       8
      Ford Motor Co.    2,921                                                 30
      General Motors Corp.    825                                             30
      Genuine Parts Co.    250                                                 8
      Goodyear Tire & Rubber Co.    300                                        2
      Harley-Davidson, Inc.    500                                            22
    o Navistar International Corp.    100                                      3
      Visteon Corp.    248                                                     2
                                                                     -----------
                                                                             139

      BANKS 0.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    600                                                 13
      Bank of America Corp.    2,311                                         171
      The Bank of New York Co., Inc.    1,100                                 29


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Bank One Corp.    1,846                                                 67
      BB&T Corp.    700                                                       23
      Comerica, Inc.    300                                                   13
      Fifth Third Bancorp    867                                              43
      First Tennessee National Corp.    200                                    9
      FleetBoston Financial Corp.    1,557                                    41
      Golden West Financial Corp.    200                                      15
      Huntington Bancshares, Inc.    423                                       8
      J.P. Morgan Chase & Co.    3,014                                        88
      KeyCorp, Inc.    700                                                    17
      Marshall & Ilsley Corp.    322                                           9
      Mellon Financial Corp.    700                                           18
      National City Corp.    1,000                                            30
      North Fork Bancorp., Inc.    300                                        10
      Northern Trust Corp.    300                                             11
      PNC Financial Services Group, Inc.    400                               18
    o Providian Financial Corp.    400                                         3
      Regions Financial Corp.    300                                          10
      SouthTrust Corp.    500                                                 13
      State Street Corp.    500                                               17
      SunTrust Banks, Inc.    400                                             23
      Synovus Financial Corp.    400                                           8
      U.S. Bancorp    3,022                                                   67
      Union Planters Corp.    300                                              9
      Wachovia Corp.    2,100                                                 80
      Wells Fargo & Co.    2,660                                             128
      Zions Bancorp.    100                                                    5
                                                                     -----------
                                                                             996


      BUSINESS MACHINES & SOFTWARE 0.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    400                                              14
    o Apple Computer, Inc.    400                                              6
      Autodesk, Inc.    200                                                    3
    o BMC Software, Inc.    400                                                6
    o Cisco Systems, Inc.    11,100                                          167
    o Compuware Corp.    600                                                   3
    o Comverse Technology, Inc.    300                                         4
    o Dell Computer Corp.    4,000                                           116
    o EMC Corp.    3,350                                                      30
    o Gateway, Inc.    500                                                     1
      Hewlett-Packard Co.    4,803                                            78
      International Business Machines Corp.    2,550                         217
    o Lexmark International, Inc., Class A    200                             15
  (6) Microsoft Corp.    16,400                                              419
    o NCR Corp.    200                                                         4
    o Network Appliance, Inc.    500                                           7
    o Novell, Inc.    500                                                      1
    o Novellus Systems, Inc.    150                                            4
    o Oracle Corp.    8,200                                                   97
      Pitney Bowes, Inc.    400                                               14
    o Sun Microsystems, Inc.    5,000                                         17
    o Unisys Corp.    500                                                      5
    o Xerox Corp.    1,000                                                    10
                                                                     -----------
                                                                           1,238

      BUSINESS SERVICES 0.2%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    300                                     2
    o Apollo Group, Inc., Class A    300                                      16
      Automatic Data Processing, Inc.    1,000                                34
    o Cendant Corp.    1,459                                                  21
      Cintas Corp.    260                                                      9
    o Citrix Systems, Inc.    300                                              6
      Computer Associates International, Inc.    850                          14
    o Computer Sciences Corp.    258                                           8
    o Concord EFS, Inc.    800                                                11
    o Convergys Corp.    174                                                   3
      Deluxe Corp.    100                                                      4
    o eBay, Inc.    502                                                       47
      Electronic Data Systems Corp.    700                                    13
      Equifax, Inc.    200                                                     5
      First Data Corp. 1,200                                                  47
    o Fiserv, Inc.    300                                                      9
      H&R Block, Inc.    300                                                  12
      Interpublic Group of Cos., Inc.    600                                   7
    o Intuit, Inc.    313                                                     12
    o Mercury Interactive Corp.    100                                         3
      Moody's Corp.    300                                                    14
      Omnicom Group, Inc.    300                                              19
    o Parametric Technology Corp.    500                                       2
      Paychex, Inc.    525                                                    16
    o PeopleSoft, Inc.    400                                                  6
    o QLogic Corp.    138                                                      6
    o Robert Half International, Inc.    300                                   5


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Siebel Systems, Inc.    600                                              5
    o Sungard Data Systems, Inc.    433                                        9
    o Symantec Corp.    201                                                    9
    o Thermo Electron Corp.    200                                             4
    o TMP Worldwide, Inc.    191                                               3
      Tyco International Ltd.    3,013                                        47
    o Veritas Software Corp.    600                                           13
      Waste Management, Inc.    1,007                                         22
    o Yahoo!, Inc.    800                                                     20
                                                                     -----------
                                                                             483

      CHEMICAL 0.1%
      --------------------------------------------------------------------------
      3M Co.    600                                                           76
      Air Products & Chemicals, Inc.    400                                   17
      Dow Chemical Co.    1,322                                               43
      E.I. du Pont de Nemours & Co.    1,525                                  65
      Eastman Chemical Co.    100                                              3
      Ecolab, Inc.    200                                                     10
      Great Lakes Chemical Corp.    100                                        2
    o Hercules, Inc.    200                                                    2
      PPG Industries, Inc.    300                                             15
      Praxair, Inc.    200                                                    12
      Rohm & Haas Co.    373                                                  12
      The Sherwin-Williams Co.    300                                          8
      Sigma-Aldrich Corp.    100                                               5
                                                                     -----------
                                                                             270

      CONSTRUCTION 0.0%
      --------------------------------------------------------------------------
      Centex Corp.    100                                                      7
      Fluor Corp.    100                                                       3
      KB Home Corp.    100                                                     5
      Masco Corp.    700                                                      15
    o McDermott International, Inc.    100                                    --
      Pulte Homes, Inc.    100                                                 6
      The Stanley Works    100                                                 2
      Vulcan Materials Co.    200                                              7
                                                                     -----------
                                                                              45

      CONSUMER DURABLE 0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    200                                              8
      Leggett & Platt, Inc.    300                                             6
      Maytag Corp.    100                                                      2
      Whirlpool Corp.    100                                                   6
                                                                     -----------
                                                                              22

      CONSUMER NON-DURABLE 0.1%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A    100                                 2
      Darden Restaurants, Inc.    300                                          5
    o Electronic Arts, Inc.    212                                            13
      Fortune Brands, Inc.    200                                             10
      Hasbro, Inc.    325                                                      5
    o International Game Technology    114                                    10
      Mattel, Inc.    650                                                     14
      McDonald's Corp.    2,000                                               34
      Newell Rubbermaid, Inc.    436                                          13
    o Starbucks Corp.    560                                                  13
      Tupperware Corp.    100                                                  1
      Wendy's International, Inc.    200                                       6
                                                                     -----------
                                                                             126

      CONTAINERS 0.0%
      --------------------------------------------------------------------------
      Ball Corp.    100                                                        6
      Bemis Co.    100                                                         5
    o Pactiv Corp.    300                                                      6
    o Sealed Air Corp.    153                                                  6
                                                                     -----------
                                                                              23

      ELECTRONICS 0.2%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    1,000                                    2
    o Advanced Micro Devices, Inc.    560                                      4
    o Agilent Technologies, Inc.    710                                       11
    o Altera Corp.    510                                                      8
    o American Power Conversion Corp.    225                                   4
    o Analog Devices, Inc.    600                                             20
    o Andrew Corp.    100                                                      1
      Applied Biosystems Group -- Applera Corp.    300                         5
    o Applied Materials, Inc.    2,400                                        35
    o Applied Micro Circuits Corp.    455                                      2
    o Broadcom Corp., Class A    342                                           6
    o CIENA Corp.    500                                                       2
      Intel Corp.    10,400                                                  191
      ITT Industries, Inc.    100                                              6
    o Jabil Circuit, Inc.    222                                               4
    o JDS Uniphase Corp.    2,010                                              7
    o KLA-Tencor Corp.    300                                                 12


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Linear Technology Corp.    500                                          17
    o LSI Logic Corp.    500                                                   3
    o Lucent Technologies, Inc.    5,019                                       9
      Maxim Integrated Products, Inc.    500                                  20
    o Micron Technology, Inc.    900                                           8
      Molex, Inc.    250                                                       6
      Motorola, Inc.    3,316                                                 26
    o National Semiconductor Corp.    300                                      6
    o Nvidia Corp.    200                                                      3
      PerkinElmer, Inc.    200                                                 2
    o PMC -- Sierra, Inc.    300                                               2
    o Power-One, Inc.    57                                                   --
      Qualcomm, Inc.    1,200                                                 38
    o Sanmina -- SCI Corp.    800                                              4
    o Solectron Corp.    1,000                                                 3
      Symbol Technologies, Inc.    303                                         3
    o Tektronix, Inc.    200                                                   4
    o Tellabs, Inc.    600                                                     4
    o Teradyne, Inc.    300                                                    3
      Texas Instruments, Inc.    2,700                                        50
    o Thomas & Betts Corp.    100                                              2
    o Univision Communications, Inc., Class A    319                          10
    o Waters Corp.    200                                                      5
    o Xilinx, Inc.    500                                                     14
                                                                     -----------
                                                                             562


      ENERGY: RAW MATERIALS 0.1%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    367                                         16
      Apache Corp.    231                                                     13
      Baker Hughes, Inc.    470                                               13
    o BJ Services Co.    200                                                   7
      Burlington Resources, Inc.    300                                       14
      Devon Energy Corp.    200                                               10
      EOG Resources, Inc.    180                                               7
      Halliburton Co.    714                                                  15
      Nabors Industries Ltd.    200                                            8
    o Noble Corp.    200                                                       6
      Occidental Petroleum Corp.    600                                       18
      Rowan Cos., Inc.    100                                                  2
      Schlumberger Ltd.    900                                                38
                                                                     -----------
                                                                             167

      FOOD & AGRICULTURE 0.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.    3,100                                             95
      Archer-Daniels-Midland Co.    1,014                                     11
      Campbell Soup Co.    700                                                15
      The Coca-Cola Co.    3,800                                             154
      Coca-Cola Enterprises, Inc.    700                                      14
      ConAgra Foods, Inc.    800                                              17
      General Mills, Inc.    582                                              26
      H.J. Heinz Co.    600                                                   18
      Hershey Foods Corp.    200                                              13
      Kellogg Co.    600                                                      20
      McCormick & Co., Inc.    200                                             5
      Monsanto Co.    332                                                      6
      The Pepsi Bottling Group, Inc.    500                                   10
      PepsiCo, Inc.    2,660                                                 115
      Sara Lee Corp.    1,200                                                 20
      Supervalu, Inc.    200                                                   3
      Sysco Corp.    1,000                                                    29
      Wm. Wrigley Jr. Co.    400                                              23
                                                                     -----------
                                                                             594

      GOLD 0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    643                                             17

      HEALTHCARE / DRUGS & MEDICINE 0.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    2,400                                            97
      Allergan, Inc.    200                                                   14
      AmerisourceBergen Corp.    200                                          11
    o Amgen, Inc.    1,952                                                   120
    o Anthem, Inc.    250                                                     17
      Bausch & Lomb, Inc.    100                                               3
      Baxter International, Inc.    900                                       21
      Becton Dickinson & Co.    400                                           14
    o Biogen, Inc.    200                                                      8
      Biomet, Inc.    450                                                     14
    o Boston Scientific Corp.    634                                          27
      Bristol-Myers Squibb Co.    3,000                                       77
      C.R. Bard, Inc.    100                                                   6
      Cardinal Health, Inc.    700                                            39
    o Chiron Corp.    300                                                     12
      Eli Lilly & Co.    1,725                                               110
    o Forest Laboratories, Inc.    600                                        31


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Genzyme Corp.-- General Division    325                                 13
    o Guidant Corp.    500                                                    19
      HCA, Inc.    800                                                        26
      Health Management Associates, Inc., Class A    400                       7
    o Humana, Inc.    200                                                      2
      IMS Health, Inc.    500                                                  8
      Johnson & Johnson    4,592                                             259
    o King Pharmaceuticals, Inc.    366                                        5
    o Manor Care, Inc.    100                                                  2
      McKesson Corp.    422                                                   12
    o Medimmune, Inc.    300                                                  10
      Medtronic, Inc.    1,900                                                91
      Merck & Co., Inc.    3,500                                             204
  (7) Pfizer, Inc.    12,308                                                 378
    o Quest Diagnostics    189                                                11
    o Quintiles Transnational Corp.    200                                     3
      Schering-Plough Corp.    2,300                                          42
    o St. Jude Medical, Inc.    300                                           16
      Stryker Corp.    301                                                    20
    o Tenet Healthcare Corp.    750                                           11
      UnitedHealth Group, Inc.    500                                         46
    o Watson Pharmaceuticals, Inc.    100                                      3
    o WellPoint Health Networks, Inc.    200                                  15
      Wyeth    2,000                                                          87
    o Zimmer Holdings, Inc.    300                                            14
                                                                     -----------
                                                                           1,925

      HOUSEHOLD PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    100                                       5
      Avon Products, Inc.    400                                              23
      Clorox Co.    300                                                       13
      Colgate-Palmolive Co.    800                                            46
      The Gillette Co.    1,700                                               52
      International Flavors & Fragrances, Inc.    200                          6
      Procter & Gamble Co.    2,000                                          180
                                                                     -----------
                                                                             325

      INSURANCE 0.3%
      --------------------------------------------------------------------------
      ACE Ltd.    400                                                         13
      Aetna, Inc.    222                                                      11
      AFLAC, Inc.    800                                                      26
      The Allstate Corp.    1,100                                             42
      AMBAC Financial Group, Inc.    162                                       9
      American International Group, Inc.    3,979                            231
      AON Corp.    375                                                         8
      Chubb Corp.    300                                                      16
      CIGNA Corp.    200                                                      11
      Cincinnati Financial Corp.    300                                       11
      Hartford Financial Services Group, Inc.    400                          16
      Jefferson-Pilot Corp.    225                                             9
      John Hancock Financial Services, Inc.    473                            14
      Lincoln National Corp.    300                                           10
      Loews Corp.    300                                                      12
      Marsh & McLennan Cos., Inc.    800                                      38
      MBIA, Inc.    200                                                        9
      Metlife, Inc.    1,178                                                  34
      MGIC Investment Corp.    200                                             9
      Principal Financial Group, Inc.    550                                  16
      The Progressive Corp.    300                                            20
      Prudential Financial, Inc.    900                                       29
      Safeco Corp.    200                                                      8
      St. Paul Cos., Inc.    356                                              12
      Torchmark Corp.    200                                                   8
      Travelers Property Casualty Corp., Class B    1,500                     24
      UnumProvident Corp.    346                                               4
      XL Capital Ltd., Class A    200                                         16
                                                                     -----------
                                                                             666

      MEDIA 0.2%
      --------------------------------------------------------------------------
    o AOL Time Warner, Inc.    6,850                                          94
    o Clear Channel Communications, Inc.    967                               38
    o Comcast Corp., Class A    3,463                                        111
      Dow Jones & Co., Inc.    100                                             4
      Gannett Co., Inc.    400                                                30
      Knight-Ridder, Inc.    100                                               6
      The McGraw-Hill Cos., Inc.    300                                       18
      Meredith Corp.    100                                                    4
      New York Times Co., Class A    300                                      14
      R.R. Donnelley & Sons Co.    200                                         4


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Tribune Co.    500                                                      25
    o Viacom, Inc., Class B    2,660                                         115
      The Walt Disney Co.    3,227                                            60
                                                                     -----------
                                                                             523

      MISCELLANEOUS FINANCE 0.4%
      --------------------------------------------------------------------------
      American Express Co.    2,100                                           80
      The Bear Stearns Cos., Inc.    145                                      10
      Capital One Financial Corp.    300                                      13
    / The Charles Schwab Corp.    2,125                                       18
      Charter One Financial, Inc.    346                                      10
 (10) Citigroup, Inc.    7,882                                               309
      Countrywide Financial Corp.    200                                      14
      Fannie Mae    1,525                                                    110
      Federated Investors, Inc., Class B    200                                5
      Franklin Resources, Inc.    400                                         14
      Freddie Mac    1,100                                                    64
      Goldman Sachs Group, Inc.    728                                        55
      Janus Capital Group, Inc.    400                                         6
      Lehman Brothers Holdings, Inc.    400                                   25
      MBNA Corp.    1,957                                                     37
      Merrill Lynch & Co., Inc.    1,300                                      53
      Morgan Stanley    1,730                                                 77
      SLM Corp.    250                                                        28
      T. Rowe Price Group, Inc.    200                                         6
      Washington Mutual, Inc.    1,431                                        57
                                                                     -----------
                                                                             991

      NON-FERROUS METALS 0.0%
      --------------------------------------------------------------------------
      Alcoa, Inc.    1,312                                                    30
      Engelhard Corp.    200                                                   5
      Freeport-McMoran Copper & Gold, Inc., Class B    300                     5
    o Phelps Dodge Corp.    135                                                4
                                                                     -----------
                                                                              44
      OIL: DOMESTIC 0.0%
      --------------------------------------------------------------------------
      Amerada Hess Corp.     100                                               4
      Ashland, Inc.    100                                                     3
      ConocoPhillips    1,027                                                 52
      Kerr-McGee Corp.    136                                                  6
      Marathon Oil Corp.    500                                               11
      Sunoco, Inc.    100                                                      4
      Transocean, Inc.    474                                                  9
      Unocal Corp.    400                                                     11
                                                                     -----------
                                                                             100

      OIL: INTERNATIONAL 0.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    1,643                                           103
  (9) Exxon Mobil Corp.    10,268                                            362
                                                                     -----------
                                                                             465

      OPTICAL & PHOTO 0.0%
      --------------------------------------------------------------------------
      Eastman Kodak Co.    500                                                15

      PAPER & FOREST PRODUCTS 0.0%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    100                                               2
      Georgia-Pacific Corp.    379                                             6
      International Paper Co.    789                                          28
      Kimberly-Clark Corp.    756                                             38
    o Louisiana-Pacific Corp.    100                                           1
      MeadWestvaco Corp.    394                                                9
      Temple-Inland, Inc.    100                                               5
      Weyerhaeuser Co.    300                                                 15
                                                                     -----------
                                                                             104

      PRODUCER GOODS & MANUFACTURING 0.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    100                                      7
      Avery Dennison Corp.    200                                             11
      Caterpillar, Inc.    600                                                31
      Cooper Industries Ltd., Class A    100                                   4
    o Corning, Inc.    1,400                                                   8
      Deere & Co.    400                                                      18
      Dover Corp.    300                                                       9
      Emerson Electric Co.    700                                             35
  (5) General Electric Co.    15,300                                         451
      Honeywell International, Inc.    1,275                                  30
      Illinois Tool Works, Inc.    500                                        32
      Ingersoll-Rand Co., Class A    250                                      11
      Johnson Controls, Inc.    100                                            8
    o Millipore Corp.    100                                                   3
      Pall Corp.    200                                                        4
      Parker Hannifin Corp.    150                                             6
      Snap-On, Inc.    100                                                     3
      W.W. Grainger, Inc.    100                                               5
                                                                     -----------
                                                                             676


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RAILROAD & SHIPPING 0.0%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    600                               17
      CSX Corp.    300                                                         9
      Norfolk Southern Corp.    600                                           13
      Union Pacific Corp.    400                                              24
                                                                     -----------
                                                                              63

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    100                    4
      Equity Office Properties Trust    600                                   16
      Equity Residential    400                                               10
      Plum Creek Timber Co., Inc.    300                                       7
      Simon Property Group, Inc.    300                                       11
                                                                     -----------
                                                                              48

      RETAIL 0.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    652                                                13
    o AutoZone, Inc.    200                                                   16
    o Bed, Bath & Beyond, Inc.    400                                         16
    o Best Buy Co., Inc.    450                                               16
    o Big Lots, Inc.    200                                                    3
      Circuit City Stores, Inc.    300                                         2
    o Costco Wholesale Corp.     700                                          24
      CVS Corp.    600                                                        15
      Dillards, Inc., Class A    200                                           3
      Dollar General Corp.    515                                              8
      Family Dollar Stores, Inc.    300                                       10
    o Federated Department Stores, Inc.    300                                 9
    o The Gap, Inc.    1,362                                                  23
      Home Depot, Inc.    3,600                                              101
      J.C. Penney Co., Inc. Holding Co.    400                                 7
    o Kohl's Corp.    500                                                     28
    o Kroger Co.    1,200                                                     17
      Limited Brands, Inc.    818                                             12
      Lowe's Cos., Inc.    1,200                                              53
      The May Department Stores Co.    500                                    11
      Nordstrom, Inc.    200                                                   3
    o Office Depot, Inc.    600                                                8
      RadioShack Corp.    300                                                  7
    o Safeway, Inc.    800                                                    13
      Sears, Roebuck & Co.    500                                             14
    o Staples, Inc.    750                                                    14
      Target Corp.    1,400                                                   47
      Tiffany & Co.    150                                                     4
      TJX Cos., Inc.    800                                                   15
    o Toys 'R' Us, Inc.    300                                                 3
  (8) Wal-Mart Stores, Inc.    6,700                                         377
      Walgreen Co.    1,600                                                   49
      Winn-Dixie Stores, Inc.    300                                           4
    o Yum! Brands, Inc.    480                                                12
                                                                     -----------
                                                                             957

      STEEL 0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    146                                      1
      Nucor Corp.    100                                                       4
      United States Steel Corp.    100                                         1
      Worthington Industries, Inc.    100                                      1
                                                                     -----------
                                                                               7

      TELEPHONE 0.2%
      --------------------------------------------------------------------------
      Alltel Corp.    500                                                     23
      AT&T Corp.    1,181                                                     20
    o AT&T Wireless Services, Inc.    3,865                                   25
    o Avaya, Inc.    418                                                       2
      BellSouth Corp.    2,900                                                74
      CenturyTel, Inc.    250                                                  7
    o Citizens Communications Co.    410                                       4
    o Nextel Communications, Inc., Class A    1,500                           22
    o Qwest Communications International, Inc.    2,524                       10
      SBC Communications, Inc.    5,175                                      121
      Scientific-Atlanta, Inc.    200                                          3
      Sprint Corp. (FON Group)    1,300                                       15
    o Sprint Corp. (PCS Group)    1,400                                        5
      Verizon Communications, Inc.    4,188                                  157
                                                                     -----------
                                                                             488

      TOBACCO 0.0%
      --------------------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings, Inc.    100                              3
      UST, Inc.    300                                                         9
                                                                     -----------
                                                                              12

      TRAVEL & RECREATION 0.0%
      --------------------------------------------------------------------------
      Brunswick Corp.    100                                                   2
      Carnival Corp.    900                                                   25
    o Harrah's Entertainment, Inc.    200                                      8


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Hilton Hotels Corp.    600                                               8
      Marriott International, Inc., Class A    400                            14
      Sabre Holdings Corp.    244                                              5
      Starwood Hotels & Resorts Worldwide, Inc.    300                         8
                                                                     -----------
                                                                              70

      TRUCKING & FREIGHT 0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    150                                                      9
      Ryder Systems, Inc.    100                                               3
      United Parcel Service, Inc., Class B    1,762                          109
                                                                     -----------
                                                                             121

      UTILITIES: ELECTRIC & GAS 0.1%
      --------------------------------------------------------------------------
    o The AES Corp.    800                                                     5
      Allegheny Energy, Inc.    170                                            1
      Ameren Corp.    200                                                      8
      American Electric Power Co., Inc.    480                                13
    o Calpine Corp.    400                                                     2
      Centerpoint Energy, Inc.    474                                          4
      Cinergy Corp.    300                                                    10
      CMS Energy Corp.    200                                                  1
      Consolidated Edison, Inc.    300                                        12
      Constellation Energy Group, Inc.    200                                  6
      Dominion Resources, Inc.    515                                         30
      DTE Energy Co.    200                                                    8
      Duke Energy Corp.    1,408                                              25
      Dynegy, Inc., Class A    500                                             2
    o Edison International    500                                              7
      El Paso Corp.    769                                                     6
      Entergy Corp.    400                                                    19
      Exelon Corp.    462                                                     25
      FirstEnergy Corp.    533                                                18
      FPL Group, Inc.    300                                                  18
      KeySpan Corp.    200                                                     7
      Kinder Morgan, Inc.    176                                               8
    o Mirant Corp.    397                                                      1
      Nicor, Inc.    100                                                       3
      NiSource, Inc.    376                                                    7
    o PG&E Corp.    600                                                        9
      Pinnacle West Capital Corp.    100                                       3
      PPL Corp.    200                                                         7
      Progress Energy, Inc.    354                                            15
      Public Service Enterprise Group, Inc.    300                            12
      Sempra Energy    297                                                     8
      The Southern Co.    1,100                                               32
      TECO Energy, Inc.    200                                                 2
      TXU Corp.    400                                                         8
      Williams Cos., Inc.    700                                               5
      Xcel Energy, Inc.    510                                                 7
                                                                     -----------
                                                                             354

      OTHER INVESTMENT COMPANIES
      90.3% of investments

 /(3) Schwab International Index Fund(R),
      Select Shares(R)    2,625,139                                       27,328
 /(2) Schwab S&P 500 Fund,
      Select Shares    2,870,982                                          40,796
 /(4) Schwab Small-Cap Index Fund(R),
      Select Shares    1,958,095                                          27,100
 /(1) Schwab Total Bond Market Fund    14,019,801                        146,367
                                                                     -----------
                                                                         241,591

      SHORT-TERM INVESTMENTS
      4.8% of investments

   /  Schwab Value Advantage
      Money Fund(R), Investor
      Shares    12,335,903                                                12,336

      SECURITY                                  FACE VALUE
         RATE, MATURITY DATE                    ($ x 1,000)
      Bank One, Grand Cayman
      Time Deposit
         0.80%, 05/01/2003                            482                    482
                                                                     -----------
                                                                          12,818

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

Statement of
ASSETS AND LIABILITIES

As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                           $267,420 a
Receivables:
   Fund shares sold                                                          73
   Dividends                                                                 31
Investments sold                                                            403
Prepaid expenses                                                    +         6
                                                                    -----------
TOTAL ASSETS                                                            267,933

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     451
   Investment adviser and administrator fees                                  6
   Transfer agent and shareholder service fees                                7
Accrued expenses                                                    +        40
                                                                    -----------
TOTAL LIABILITIES                                                           504

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            267,933
TOTAL LIABILITIES                                                   -       504
                                                                    -----------
NET ASSETS                                                             $267,429

NET ASSETS BY SOURCE
Capital received from investors                                         276,452
Net investment income not yet distributed                                   370
Net realized capital losses                                              (5,737)
Net unrealized capital losses                                            (3,656)

NET ASSET VALUE (NAV)
                          SHARES
NET ASSETS     /     OUTSTANDING     =       NAV
$267,429                  22,964          $11.65

a The fund paid $271,076 for these securities. Not counting short-term obligations and government securities, the fund paid $27,008 for securities during the report period and received $28,577 from securities it sold or that matured.

   Percent of fund shares of other Schwab funds owned as of the end of the report period:

   SCHWAB EQUITY INDEX FUNDS
   S&P 500 Fund                            0.7%
   Small-Cap Index Fund(R)                 2.1%
   International Index Fund(R)             2.9%

   SCHWAB BOND FUNDS
   Total Bond Market Fund                 13.9%

   SCHWAB MONEY FUNDS
   Value Advantage
     Money Fund(R)               Less than 0.1%

FEDERAL TAX DATA
------------------------------------------------

PORTFOLIO COST                         $274,544
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $12,442
Losses                              +   (19,566)
                                    ------------
                                        ($7,124)
AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                            $528
Long-term capital gains                     $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
  2010                                   $1,009


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------------------
Dividends                                                                             $5,100
Interest                                                                     +             2
                                                                             ----------------
TOTAL INVESTMENT INCOME                                                                5,102

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------------------
Net realized losses on investments sold                                               (2,325)
Net realized gains received from underlying funds                            +           425
                                                                             ----------------
NET REALIZED LOSSES                                                                   (1,900)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------------------
Net unrealized gains on investments                                                    8,346

EXPENSES
---------------------------------------------------------------------------------------------
Investment adviser and administrator fees                                                576 a
Transfer agent and shareholder service fees                                              327 b
Trustees' fees                                                                             4 c
Custodian fees                                                                            17
Portfolio accounting fees                                                                 20
Professional fees                                                                         14
Registration fees                                                                         11
Shareholder reports                                                                       13
Other expenses                                                               +             3
                                                                             ----------------
Total expenses                                                                           985
Expense reduction                                                            -           330 d
                                                                             ----------------
NET EXPENSES                                                                             655

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                5,102
NET EXPENSES                                                                 -           655
                                                                             ----------------
NET INVESTMENT INCOME                                                                  4,447
NET REALIZED LOSSES                                                                   (1,900) e
NET UNREALIZED GAINS                                                         +         8,346 e
                                                                             ----------------
Increase in net assets from operations                                               $10,893

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $6,446.


See financial notes.

MARKETTRACK CONSERVATIVE PORTFOLIO -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
-----------------------------------------------------------------------------------------------------
                                                             11/1/02-4/30/03        11/1/01-10/31/02
Net investment income                                                 $4,447                  $7,614
Net realized losses                                                   (1,900)                 (1,948)
Net unrealized gains or losses                              +          8,346                 (15,307)
                                                            -----------------------------------------
INCREASE OR DECREASE IN NET ASSETS FROM OPERATIONS                    10,893                  (9,641)

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------------------------------
Dividends from net investment income                                   4,605                   7,675
Distributions from net realized gains                       +             --                   1,042
                                                            -----------------------------------------
TOTAL DISTRIBUTIONS PAID                                              $4,605                  $8,717 a


TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------------------------------
                                                    11/1/02-4/30/03              11/1/01-10/31/02
                                                 QUANTITY        VALUE        QUANTITY         VALUE
Shares sold                                         2,323      $26,390          10,860      $128,363
Shares reinvested                                     405        4,605             710         8,460
Shares redeemed                             +      (2,930)     (33,241)         (5,685)      (66,334)
                                            ---------------------------------------------------------
NET INCREASE OR DECREASE                             (202)     ($2,246)          5,885       $70,489

SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                     11/1/02-4/30/03              11/1/01-10/31/02
                                                   SHARES   NET ASSETS          SHARES    NET ASSETS
Beginning of period                                23,166     $263,387          17,281      $211,256
Total increase or
  decrease                                  +        (202)       4,042           5,885        52,131 b
                                            ---------------------------------------------------------
END OF PERIOD                                      22,964     $267,429          23,166      $263,387 c

a The tax-basis components of distributions paid for the prior period are:

  Ordinary income                      $7,675
  Long-term capital gains              $1,042

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $370 and $528 at the end of the current period and the prior period, respectively.


See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year, except for the Conservative Portfolio, which makes income distributions quarterly.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.


THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund


Schwab MarketTrack Portfolios(R)

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                    AMOUNT
                                  OUTSTANDING         AVERAGE            AVERAGE
                                  AT 4/30/03         BORROWING*         INTEREST
FUND                              ($ x 1,000)       ($ x 1,000)         RATE* (%)
---------------------------------------------------------------------------------
MARKETTRACK
GROWTH PORTFOLIO                          --               298              1.72
---------------------------------------------------------------------------------
MARKETTRACK
BALANCED PORTFOLIO                        --               392              1.71
---------------------------------------------------------------------------------
MARKETTRACK
CONSERVATIVE PORTFOLIO                    --                57              1.69
---------------------------------------------------------------------------------

* For the six-month period ended 4/30/03.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.


TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


Schwab MarketTrack Portfolios(R)

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab MarketTrack Portfolios(R)

GLOSSARY


Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab MarketTrack Portfolios(R)

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).


3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13559-05

Schwab MarketMasters Funds(TM)

      SEMIANNUAL REPORT
      April 30, 2003

      Schwab U.S.
      MarketMasters Fund(TM)

      Schwab Balanced
      MarketMasters Fund(TM)

      Schwab Small-Cap
      MarketMasters Fund(TM)

      Schwab International
      MarketMasters Fund(TM)

                                                           [CHARLES SCHWAB LOGO]

Four distinct funds, each combining the expertise of leading investment managers with Schwab's overall supervision.

In This Report

     Management's Discussion ..................................        2
     The president of SchwabFunds(R) and the funds' managers discuss the factors that affected fund performance during the report period.

     Fund Performance and Related Data
     Fund and index performance data, fund facts, portfolio holdings and fund financials.

       Schwab U.S. MarketMasters Fund(TM) .....................        6
       Ticker Symbol: SWOGX
       The fund seeks capital growth.

       Schwab Balanced MarketMasters Fund(TM) .................       16
       Ticker Symbol: SWOBX
       The fund seeks capital growth and income.

       Schwab Small-Cap MarketMasters Fund(TM) ................       32
       Ticker Symbol: SWOSX
       The fund seeks long-term capital appreciation.

       Schwab International MarketMasters Fund(TM) ............       44
       Ticker Symbol: SWOIX
       The fund seeks long-term capital appreciation.

     Financial Notes ..........................................       57

     Glossary .................................................       62

FROM THE CHAIRMAN

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION  November 1, 2002--April 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab MarketMasters Funds(TM)

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1997, he worked for nine years in asset allocation and manager selection.

On February 28, 2003, Kimberly Formon was named co-manager of the four MarketMasters Funds(TM).

[PHOTO OF KIMBERLY FORMON]

KIMBERLY FORMON, CFA, a director and portfolio manager of the investment advisor, co-manages the Schwab MarketMasters Funds. Prior to joining the firm in 1999, she worked for 10 years in equity and fixed-income analysis.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.


                                                  Schwab MarketMasters Funds(TM)

MANAGEMENT'S DISCUSSION  continued

STOCK PRICES DURING THE PERIOD APPEARED TO GENERALLY REFLECT COMPANIES' ESTABLISHED EARNING POWER, ALTHOUGH ANTICIPATED FUTURE EARNINGS BEGAN TO DRIVE RETURNS IN SOME SECTORS.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investors' sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

THE FUNDS

ALL OF THE FUNDS POSTED POSITIVE TOTAL RETURNS AND OUTPERFORMED THEIR RESPECTIVE BENCHMARKS AND CATEGORY AVERAGES FOR THE REPORT PERIOD. During the period, we remained in close contact with each fund's sub-advisers, and we made adjustments to most sub-advisers' allocations based on a combination of market conditions and daily cash flows. Just prior to the reporting period, and during it as well, we believed that small-cap stocks would lead a market recovery. Consequently, we positioned each fund to more fully participate in this opportunity. Each fund benefited from this strategy.

ASSET CLASS PERFORMANCE COMPARISON  % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.48%   S&P 500(R) INDEX: measures U.S. large-cap stocks

7.55%   RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

1.81% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.31% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                   Lehman Brothers U.S.                          Russell 2000
                   Aggregate Bond Index    MSCI-EAFE Index          Index           S&P 500 Index
31-Oct-02                   0                     0                     0                   0
   Nov-02               -0.18                 -0.36                   2.6                1.72
   Nov-02                0.59                  1.71                  2.65                1.95
   Nov-02                0.25                  0.52                   3.5                 2.2
   Nov-02               -0.07                  3.64                  6.59                 5.6
   Nov-02               -0.03                   4.7                  9.98                 6.2
   Dec-02                0.52                  0.96                  5.77                2.59
   Dec-02                0.86                 -0.03                  6.05                2.06
   Dec-02                1.42                 -1.25                  2.87                0.14
   Dec-02                1.99                  0.71                   4.5                0.75
   Jan-03                1.36                  2.13                  5.44                3.01
   Jan-03                1.18                  2.45                  6.35                5.14
   Jan-03                1.83                   3.2                  6.09                 3.7
   Jan-03                 2.2                 -0.55                  3.09                0.61
   Jan-03                2.12                 -3.01                 -1.19               -4.19
   Feb-03                2.47                 -3.67                 -1.94               -4.88
   Feb-03                2.45                 -4.75                 -4.58               -7.18
   Feb-03                2.75                 -3.54                 -3.25               -4.91
   Feb-03                3.54                 -6.69                 -2.77               -4.84
   Mar-03                3.82                 -6.69                 -4.79               -6.53
   Mar-03                3.45                -10.09                  -4.3               -5.38
   Mar-03                2.18                 -5.24                 -0.25               -0.36
   Mar-03                3.12                 -5.07                 -0.45               -1.16
   Apr-03                3.12                 -4.67                  1.13               -0.23
   Apr-03                3.14                 -3.48                  0.46               -0.74
   Apr-03                 3.4                 -0.88                  3.46                1.78
   Apr-03                3.96                  0.21                  5.76                3.82
30-Apr-03                4.31                  1.81                  7.55                4.48

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab MarketMasters Funds(TM)

MANY OF THE SUB-ADVISERS BENEFITED FROM ACTIONS THEY TOOK AT THE MARKET'S LOW FOR THE REPORT PERIOD.

In the SCHWAB U.S. MARKETMASTERS FUND(TM), outperformance was led by Harris Associates LP and by TCW Investment Management Company (TCW), the best-performing sub-advisers for the fund. We see their strong performance as a reflection both of their stock selection and the fact that during the period, small- and mid-cap stocks generally performed better than large-cap stocks.

During the period, the fund maintained a weighting of over 20% each in Harris and TCW, in order to capitalize on our belief that small company stocks were likely to perform well, which they did. This was instrumental in helping the fund outperform its benchmark.

In the SCHWAB BALANCED MARKETMASTERS FUND(TM), we reallocated assets from fixed-income to equities in order to maintain a 60:40 stock-to-bond allocation, as declines in stock prices had reduced our equity allocation and we did not want to be underweighted in stocks.

Janus Capital Management LLC was the best performing sub-adviser for the fund. We attribute its strong performance to stock selection and asset class strength. On the fixed-income side, our bond sub-adviser, Pacific Investment Management Company, Inc., also performed well.

In the SCHWAB SMALL-CAP MARKETMASTERS FUND(TM), outperformance was primarily driven by Royce & Associates, LLC and by TCW. For both firms, stock selection and exposure to the technology sector were the main drivers for strong returns. Early in the report period we added assets to these sub-advisers' allocations, anticipating their strong performance.

In the SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM), outperformance was led by American Century Investment Management, Inc., the sub-adviser who manages the small-cap component of the portfolio. Believing the market would reward international small company stocks, we began adding assets to American Century early in the period. This was instrumental to the fund's outperformance of its benchmark, an index that mainly consists of large-cap stocks.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                  Schwab MarketMasters Funds(TM)

SCHWAB U.S. MARKETMASTERS FUND(TM)

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS  1, 2

This chart compares performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category.

[BAR CHART]

                                 FUND       S&P 500 Index      Category Average
6 MONTHS                        10.03%           4.48%              3.31%
1 YEAR                         -13.37%         -13.31%            -14.72%
5 YEARS                         -1.54%          -2.43%             -3.05%
SINCE INCEPTION: 11/18/96        3.20%           4.96%              n/a

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the S&P 500 Index.

$12,254    Fund
$13,671    S&P 500 Index

[LINE GRAPH]

                   SWOGX          S&P 500 Index
18-Nov-96          10000             10000
   Nov-96          10120             10271
   Dec-96          10077             10068
   Jan-97          10371             10696
   Feb-97          10310             10780
   Mar-97          10016             10338
   Apr-97          10229             10955
   May-97          10848             11621
   Jun-97          11274             12141
   Jul-97          11841             13106
   Aug-97          11547             12372
   Sep-97          12145             13049
   Oct-97          11760             12613
   Nov-97          11750             13197
   Dec-97          11927             13424
   Jan-98          11959             13573
   Feb-98          12622             14552
   Mar-98          13146             15297
   Apr-98          13242             15452
   May-98          13135             15186
   Jun-98          13306             15802
   Jul-98          13135             15635
   Aug-98          11639             13377
   Sep-98          11745             14235
   Oct-98          12216             15392
   Nov-98          12814             16325
   Dec-98          13734             17265
   Jan-99          14255             17987
   Feb-99          13712             17427
   Mar-99          14266             18124
   Apr-99          14830             18826
   May-99          14487             18381
   Jun-99          15118             19402
   Jul-99          14919             18796
   Aug-99          14896             18702
   Sep-99          14819             18190
   Oct-99          15560             19341
   Nov-99          16557             19734
   Dec-99          18630             20897
   Jan-00          17808             19848
   Feb-00          19681             19472
   Mar-00          19516             21376
   Apr-00          18086             20733
   May-00          17289             20308
   Jun-00          18263             20809
   Jul-00          17922             20485
   Aug-00          18997             21757
   Sep-00          18213             20608
   Oct-00          17580             20522
   Nov-00          16099             18905
   Dec-00          16401             18997
   Jan-01          16873             19672
   Feb-01          15516             17878
   Mar-01          14690             16744
   Apr-01          15855             18045
   May-01          15782             18166
   Jun-01          15634             17725
   Jul-01          15206             17551
   Aug-01          14557             16452
   Sep-01          13186             15123
   Oct-01          13569             15412
   Nov-01          14602             16594
   Dec-01          14979             16740
   Jan-02          14696             16496
   Feb-02          14324             16177
   Mar-02          14801             16785
   Apr-02          14146             15768
   May-02          13848             15652
   Jun-02          12716             14537
   Jul-02          11495             13405
   Aug-02          11570             13492
   Sep-02          10453             12025
   Oct-02          11138             13084
   Nov-02          12135             13854
   Dec-02          11316             13041
   Jan-03          11123             12699
   Feb-03          10959             12509
   Mar-03          11093             12630
   Apr-03          12254             13671
   Oct-01          13569             15412
   Nov-01          14602             16594
   Dec-01          14979             16740
   Jan-02          14696             16496
   Feb-02          14324             16177
   Mar-02          14801             16785
   Apr-02          14146             15768
   May-02          13848             15652
   Jun-02          12716             14537
   Jul-02          11495             13405
   Aug-02          11570             13492
   Sep-02          10453             12025
   Oct-02          11138             13084
   Nov-02          12135             13854
   Dec-02          11316             13041
   Jan-03          11123             12699
   Feb-03          10959             12509
   Mar-03          11093             12630
30-Apr-03          12254             13671

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

Because the fund was originally an asset allocation fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month, one- and five-year periods was 1,410, 1,362 and 711, respectively.


Schwab MarketMasters Funds(TM)

SCHWAB U.S. MARKETMASTERS FUND(TM)

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                      INVESTMENT STYLE
MARKET CAP       Value      Blend      Growth
  Large           / /        /X/        / /
  Medium          / /        / /        / /
  Small           / /        / /        / /

STATISTICS

NUMBER OF HOLDINGS                                              171
--------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                          $ 14,383
--------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                     24.0
--------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                          3.5
--------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                        51%
--------------------------------------------------------------------
EXPENSE RATIO 3                                                1.25%
--------------------------------------------------------------------

TOP HOLDINGS 4

                                                            % OF
SECURITY                                                 INVESTMENTS
--------------------------------------------------------------------
 (1) AOL TIME WARNER, INC.                                   2.3%
--------------------------------------------------------------------
 (2) WASHINGTON MUTUAL, INC.                                 2.3%
--------------------------------------------------------------------
 (3) PFIZER, INC.                                            2.2%
--------------------------------------------------------------------
 (4) MICROSOFT CORP.                                         2.1%
--------------------------------------------------------------------
 (5) CENDANT CORP.                                           1.9%
--------------------------------------------------------------------
 (6) CARNIVAL CORP.                                          1.9%
--------------------------------------------------------------------
 (7) CABLEVISION SYSTEMS OF NEW YORK GROUP Class A           1.7%
--------------------------------------------------------------------
 (8) BEST BUY CO., INC.                                      1.6%
--------------------------------------------------------------------
 (9) WATERS CORP.                                            1.6%
--------------------------------------------------------------------
(10) GAP, INC.                                               1.4%
--------------------------------------------------------------------
     TOTAL                                                  19.0%

INVESTMENT MANAGERS AND ALLOCATIONS

INVESTMENT MANAGER                   INVESTMENT STYLE    % OF ASSETS
--------------------------------------------------------------------
EAGLE ASSET                          Large-Cap Growth       22.5%
MANAGEMENT, INC.
--------------------------------------------------------------------
HARRIS ASSOCIATES L.P.               Mid/Large-Cap          23.6%
                                     Value
--------------------------------------------------------------------
TCW INVESTMENT                       Small/Mid-Cap          20.5%
MANAGEMENT COMPANY                   Blend
--------------------------------------------------------------------
THORNBURG INVESTMENT                 Large-Cap Blend        32.3%
MANAGEMENT, INC.
--------------------------------------------------------------------
CASH                                 --                      1.1%
--------------------------------------------------------------------

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index based on P/E, P/B and median market cap. The assessment reflects the fund as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                  Schwab MarketMasters Funds(TM)

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                   11/1/02-     11/1/01-       11/1/00-    11/1/99-       11/1/98-    11/1/97-
                                                   4/30/03      10/31/02       10/31/01    10/31/00       10/31/99    10/31/98
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                7.48         9.20          13.89       14.06          11.43       11.60
                                                   ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                      (0.00) 6      0.06           0.38        0.38           0.16        0.32
  Net realized and unrealized gains or losses         0.75        (1.68)         (3.21)       1.55           2.91        0.11
                                                   ---------------------------------------------------------------------------
  Total income or loss from investment operations     0.75        (1.62)         (2.83)       1.93           3.07        0.43

Less distributions:
  Dividends from net investment income                  --        (0.10)         (0.46)      (0.33)         (0.21)      (0.29)
  Distributions from net realized gains                 --           --          (1.40)      (1.77)         (0.23)      (0.31)
                                                   ---------------------------------------------------------------------------
  Total distributions                                   --        (0.10)         (1.86)      (2.10)         (0.44)      (0.60)
                                                   ---------------------------------------------------------------------------
Net asset value at end of period                      8.23         7.48           9.20       13.89          14.06       11.43
                                                   ---------------------------------------------------------------------------
Total return (%)                                     10.03 1     (17.92)        (22.81)      12.98          27.38        3.87

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                   1.25 2       0.74 4, 5      0.50 4      0.50 3, 4      0.50 4      0.50 4
Expense reductions reflected in above ratio           0.17 2       0.33           0.39        0.38           0.43        0.67
Ratio of net investment income or loss to
 average net assets                                  (0.01) 2      0.50           3.27        2.34           1.23        2.66
Portfolio turnover rate                                 51  1       390            145         179            284         384
Net assets, end of period ($ x 1,000,000)              132          129            176         248            181         152

1 Not annualized.

2 Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

5 Would have been 0.83% if certain non-routine expenses (proxy fees) had been included.

6 Per-share amount was less than $0.01.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

o    Non-income producing security

=    Collateral for open futures contracts

*    American Depositary Receipt

                                   COST        MARKET VALUE
HOLDINGS BY CATEGORY            ($ x 1,000)    ($ x 1,000)
-----------------------------------------------------------
 95.0%   COMMON STOCK             123,105        124,987

  0.3%   FOREIGN COMMON
         STOCK                        481            452

  4.7%   SHORT-TERM
         INVESTMENTS                6,172          6,172
-----------------------------------------------------------
100.0%   TOTAL INVESTMENTS        129,758        131,611

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 95.0% of investments

      AEROSPACE / DEFENSE  0.9%
      --------------------------------------------------------------------------
      Lockheed Martin Corp.    12,700                                        635
      Raytheon Co.    14,500                                                 434
      The Boeing Co.    4,500                                                123
                                                                       ---------
                                                                           1,192

      AIR TRANSPORTATION  0.5%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.    40,300                                     643

      ALCOHOLIC BEVERAGES  0.5%
      --------------------------------------------------------------------------
      Anheuser-Busch Cos., Inc.    13,050                                    651

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.3%
      --------------------------------------------------------------------------
      Cummins Engine, Inc.    8,200                                          222
    o SPX Corp.    4,350                                                     147
                                                                       ---------
                                                                             369

      BANKS  4.7%
      --------------------------------------------------------------------------
    o Bank of New York Co., Inc.    49,500                                 1,309
      BankNorth Group, Inc.    26,200                                        626
      Mellon Financial Corp.    23,700                                       627
      North Fork Bancorp, Inc.    8,500                                      275
    o Silicon Valley Bancshares    14,500                                    339
      Southtrust Corp.    15,600                                             419
      Valley National Bancorp    9,135                                       242
      Wells Fargo & Co.    24,600                                          1,187
      Wilmington Trust Co.    23,830                                         641
      Zions Bancorp    11,900                                                586
                                                                       ---------
                                                                           6,251

      BUSINESS MACHINES & SOFTWARE  5.0%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.    69,850                                        1,050
    o Dell Computer Corp.    27,300                                          789
    o EMC Corp.    5,850                                                      53
      Hewlett Packard Co.    49,800                                          812
      International Business Machines Corp.    5,300                         450
    o Maxtor Corp.    57,200                                                 315
   (4)Microsoft Corp.    109,100                                           2,790
    o Unisys Corp.    26,300                                                 273
                                                                       ---------
                                                                           6,532

      BUSINESS SERVICES  9.6%
      --------------------------------------------------------------------------
    o Advent Software, Inc.    35,320                                        445
    o Affiliated Computer Services, Inc.    17,500                           835
    o Aspen Technology, Inc.    79,500                                       265
  o(5)Cendant Corp.    171,500                                             2,449
    o Cerner Corp.    12,400                                                 248
    o Doubleclick, Inc.    43,000                                            370
    o DST Systems, Inc.    30,000                                            921
      Electronic Data Systems Corp.    43,100                                782
      First Data Corp.    43,400                                           1,703
    o Hotel Reservations Network, Inc.    7,700                              551
      Interpublic Group of Cos., Inc.    153,000                           1,744
    o Network Associates, Inc.    39,400                                     450
      Omnicom Group, Inc.    3,000                                           186
      Reynolds & Reynolds Co., Class A    19,700                             568
    o Teledyne Technologies, Inc.    32,400                                  456
      Tyco International Ltd.    41,400                                      646
                                                                       ---------
                                                                          12,619


                                                            See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM)--Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CHEMICAL  0.3%
      --------------------------------------------------------------------------
      3M Co.    1,100                                                        139
      Rohm & Haas Co.     9,000                                              298
                                                                       ---------
                                                                             437

      CONSTRUCTION  0.4%
      --------------------------------------------------------------------------
    o Toll Brothers, Inc.    21,300                                          495

      CONSUMER NON-DURABLE  2.2%
      --------------------------------------------------------------------------
    o Electronic Arts, Inc.    15,700                                        931
    o EMCOR Group, Inc.    12,100                                            618
      Wendy's International, Inc.    5,800                                   168
    o Yum! Brands, Inc.    50,000                                          1,235
                                                                       ---------
                                                                           2,952

      ELECTRONICS 8.6%
      --------------------------------------------------------------------------
    o Agere Systems, Inc.    217,500                                         389
    o Agere Systems, Inc., Class B    328,200                                561
    o Alliant Techsystems, Inc.    6,800                                     365
    o Anixter International, Inc.    17,100                                  393
    o Arrow Electronics, Inc.    23,900                                      403
    o Celestica, Inc.    14,000                                              162
      Intel Corp.    60,050                                                1,105
    o KLA-Tencor Corp.    8,100                                              332
      Linear Technology Corp.    1,850                                        64
    o LSI Logic Corp.    84,100                                              451
    o Macromedia, Inc.    29,400                                             371
      Maxim Integrated Products, Inc.    2,400                                94
    o National Semiconductor Corp.    45,300                                 848
      PerkinElmer, Inc.    43,400                                            431
      Symbol Technologies, Inc.    34,300                                    375
   *o Taiwan Semiconductor Co. Ltd.    53,790                                450
    o Tektronix, Inc.    30,600                                              574
    o Teradyne, Inc.    67,800                                               787
      Texas Instruments, Inc.    30,150                                      557
    o Vishay Intertechnology, Inc.    49,000                                 613
   (9)Waters Corp.    85,200                                               2,046
                                                                      ----------

                                                                          11,371

      ENERGY: RAW MATERIALS  0.7%
      --------------------------------------------------------------------------
    o Cooper Cameron Corp.    4,700                                          225
      Devon Energy Corp.    5,200                                            246
      ENSCO International, Inc.    16,150                                    410
                                                                      ----------
                                                                             881

      FOOD & AGRICULTURE  0.6%
      --------------------------------------------------------------------------
    o Hain Celestial Group, Inc.   44,900                                    775

      HEALTHCARE / DRUGS & MEDICINE  14.7%
      --------------------------------------------------------------------------
      Abbott Laboratories     15,800                                         642
    o Amgen, Inc.    3,450                                                   211
    o Apogent Technologies, Inc.    41,300                                   709
      Baxter International, Inc.    37,900                                   872
      Beckman Coulter, Inc.    13,100                                        509
    o Boston Scientific Corp.    3,250                                       140
    o Caremark Rx, Inc.    84,400                                          1,680
      Eli Lilly & Co.    6,250                                               399
    o Genzyme Corp.    37,975                                              1,530
    o Guidant Corp.    46,000                                              1,794
      HCA, Inc.    3,850                                                     124
      Health Management Associates, Inc.    74,000                         1,262
    o Health Net, Inc.    18,800                                             490
      Johnson & Johnson, Inc.     20,700                                   1,167
      Medtronic, Inc.    6,550                                               313
      Merck & Co., Inc.    14,200                                            826
   (3)Pfizer, Inc.    95,750                                               2,944
    o PSS World Medical, Inc.    33,300                                      200
    o Quest Diagnostic, Inc.    8,400                                        502
      Schering-Plough Corp.    40,000                                        724
    o St. Jude Medical, Inc.    2,300                                        121
      United Healthcare Corp.    2,550                                       235
      Univision Communications, Inc.    9,300                                282
      Wyeth    38,350                                                      1,669
                                                                      ----------
                                                                          19,345

      HOUSEHOLD PRODUCTS  1.0%
      --------------------------------------------------------------------------
      Colgate-Palmolive Co.    7,050                                         403
    o Estee Lauder Cos., Inc., Class A    10,600                             344
      Procter & Gamble Co.    5,950                                          535
                                                                      ----------
                                                                           1,282

      INSURANCE  2.9%
      --------------------------------------------------------------------------
      American International Group, Inc.    2,950                            171
      Chubb Corp.    17,200                                                  910


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MBIA, Inc.    9,500                                                    425
    o Prudential Financial, Inc.    43,300                                 1,384
      The Hartford Financial Services Group, Inc.    9,450                   385
    o The Phoenix Cos., Inc.    31,200                                       246
      Travelers Property Casualty Corp.    14,277                            232
                                                                      ----------
                                                                           3,753

      MEDIA  9.6%
      --------------------------------------------------------------------------
 o(1) AOL Time Warner, Inc.    219,100                                     2,997
      Belo Corp., Class A    7,100                                           160
 o(7) Cablevision Systems of New York Group, Class A    100,000            2,242
    o Clear Channel Communications, Inc.    10,600                           415
    o Comcast Corp., Class A    54,100                                     1,626
    o Cumulus Media, Inc.    6,300                                           109
    o Fox Entertainment Group, Inc., Class A    39,250                       997
      Gannett, Inc.    2,500                                                 189
    o Hispanic Broadcasting Corp.    350                                       9
      Meredith Corp.    8,300                                                359
    o Metro Goldwyn Mayer, Inc.    46,300                                    516
    o The Walt Disney Co.    67,900                                        1,267
    o USA Interactive, Inc.    33,600                                      1,006
    o Viacom, Inc., Class B    18,350                                        797
                                                                      ----------
                                                                          12,689

      MISCELLANEOUS FINANCE  9.1%
      --------------------------------------------------------------------------
      American Express Co.    19,600                                         742
      Citigroup, Inc.    20,250                                              795
      Countrywide Credit Industries, Inc.    10,400                          703
    o E*trade Group, Inc.    160,000                                         880
      Fannie Mae    20,350                                                 1,473
      Lehman Brothers Holdings, Inc.    5,400                                340
      MBNA Corp.    58,700                                                 1,110
      Merrill Lynch & Co., Inc.    4,100                                     168
      Morgan Stanley    21,000                                               940
      Sovereign Bancorp, Inc.    90,000                                    1,391
      The Goldman Sachs Group, Inc.    5,800                                 440
  (2) Washington Mutual, Inc.    75,200                                    2,970
                                                                      ----------
                                                                          11,952

      NON-FERROUS METALS  0.3%
      --------------------------------------------------------------------------
    o Phelps Dodge Corp.    11,000                                           343

      OIL: DOMESTIC  1.9%
      --------------------------------------------------------------------------
      Marathon Oil Corp.    41,100                                           936
    o Pride International, Inc.    16,500                                    256
      Unocal Corp.    46,700                                               1,294
                                                                      ----------
                                                                           2,486

      OIL: INTERNATIONAL  0.8%
      --------------------------------------------------------------------------
    * BP, PLC    28,600                                                    1,102

      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Kimberly-Clark Corp.     22,400                                      1,115

      PRODUCER GOODS & MANUFACTURING  1.9%
      --------------------------------------------------------------------------
      Dover Corp.    17,900                                                  514
      General Electric Co.    34,650                                       1,020
      Pall Corp.    24,800                                                   524
      York International Corp.    17,600                                     421
                                                                      ----------
                                                                           2,479

      REAL PROPERTY  0.5%
      --------------------------------------------------------------------------
      Boston Properties, Inc.    16,800                                      659

      RETAIL  9.6%
      --------------------------------------------------------------------------
      American Eagle Outfitters, Inc.    33,500                              586
 o(8) Best Buy Co., Inc.    59,700                                         2,065
      Costco Companies, Inc.    30,000                                     1,039
 (10) Gap, Inc.    110,000                                                 1,829
      Home Depot, Inc.    39,350                                           1,107
      J.C. Penny Co., Inc.     23,700                                        404
    o Kroger Co.    80,000                                                 1,144
      Lowe's Cos., Inc.    21,700                                            952
      Talbots, Inc.    18,200                                                522
      Target Corp.    8,250                                                  276
      Tiffany & Co.    65,000                                              1,803
      Wal Mart Stores, Inc.    15,700                                        884
                                                                      ----------
                                                                          12,611


                                                            See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE 2.2%
      --------------------------------------------------------------------------
      Amdocs Ltd.    57,400                                                1,014
    o Level 3 Communications, Inc.    19,100                                 109
    o Liberty Media Corp., Class A    160,000                              1,760
                                                                      ----------
                                                                           2,883

      TRAVEL & RECREATION  2.6%
      --------------------------------------------------------------------------
  (6) Carnival Corp.    88,750                                             2,449
    o Harrah's Entertainment, Inc.    7,650                                  301
    o Starwood Hotel & Resorts Worldwide, Inc.    23,300                     625
                                                                      ----------
                                                                           3,375

      TRUCKING & FREIGHT  0.2%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.    4,950                                   308

      UTILITIES: ELECTRIC & GAS  2.6%
      --------------------------------------------------------------------------
      Duke Energy Corp.    90,000                                          1,583
      El Paso Energy Corp.    127,700                                        958
      TXU Corp.    45,000                                                    896
                                                                      ----------
                                                                           3,437

      FOREIGN COMMON STOCK 0.3% of investments

      SOUTH KOREA  0.3%
      --------------------------------------------------------------------------
      Samsung Electronics Co.    1,800                                       452

      SECURITY                                       FACE VALUE      MKT. VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      SHORT-TERM INVESTMENTS 4.7% of investments

      U.S. GOVERNMENT SECURITIES  0.1%
      --------------------------------------------------------------------------
    = U.S. Treasury Bills
         1.13%, 06/19/03                                     100             100
         1.15%, 06/19/03                                      20              20
                                                                      ----------
                                                                             120

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES  4.6%
      --------------------------------------------------------------------------
      Provident Institutional Funds--
      TempCash    102,029                                                    102
    o Provident Institutional Funds--
      TempFund    5,950,256                                                5,950
                                                                      ----------
                                                                           6,052
      --------------------------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value                                         $131,611  a
Receivables:
  Fund shares sold                                                         16
  Dividends                                                               114
  Investments sold                                                        916
Prepaid expenses                                                 +          7
                                                                 -------------
TOTAL ASSETS                                                          132,664

LIABILITIES
-----------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     69
  Investments bought                                                      560
  Investment adviser and administrator fees                                12
  Transfer agency and shareholder service fees                              4
Accrued expenses                                                 +         37
                                                                 -------------
TOTAL LIABILITIES                                                         682

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                          132,664
TOTAL LIABILITIES                                                -        682
                                                                 ------------
NET ASSETS                                                           $131,982
                                                                 ------------
NET ASSETS BY SOURCE

Capital received from investors                                       199,078
Net investment loss                                                        (6)
Net realized capital losses                                           (68,942) b
Net unrealized capital gains                                            1,852  b

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
  $131,982          16,045     $8.23

a The fund paid $129,758 for these securities. Not counting short-term obligations and government securities, the fund paid $60,378 for securities during the report period and received $63,169 from securities it sold or that matured.

b These derive from investments, foreign currency transactions and futures. As of the report date, the fund had six open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $1,374 and an unrealized loss of $1.

FEDERAL TAX DATA
-----------------------------------------------------------------------------

PORTFOLIO COST                                                       $131,496
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                  $9,834
Losses                                                          +      (9,719)
                                                                -------------
                                                                         $115

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                           $--
Long-term capital gains                                                   $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                                Loss amount:
  2009                                                                $27,772
  2010                                                          +      34,385
                                                                -------------
                                                                      $62,157


                                                            See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                                $782 a
Interest                                                         +          2
                                                                 -------------
TOTAL INVESTMENT INCOME                                                   784

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                (5,083)
Net realized gains of futures contracts                          +        356
                                                                 -------------
NET REALIZED LOSSES                                                    (4,727)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                    17,095
Net unrealized losses on futures contracts                       +       (365)
                                                                 -------------
NET UNREALIZED GAINS                                                   16,730

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                 632  b
Transfer agent and shareholder service fees                               158  c
Trustees' fees                                                              3  d
Custodian and portfolio accounting fees                                    54
Professional fees                                                          16
Registration fees                                                           6
Shareholder reports                                                        21
Other expenses                                                   +          7
                                                                 -------------
Total expenses                                                            897
Expense reduction                                                -        107  e
                                                                 -------------
NET EXPENSES                                                              790

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   784
NET EXPENSES                                                     -        790
                                                                 -------------
NET INVESTMENT LOSS                                                        (6)
NET REALIZED LOSSES                                                    (4,727) f
NET UNREALIZED GAINS                                             +     16,730  f
                                                                 -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $11,997

a An additional $7 was withheld for foreign taxes.

b Calculated as 1.00% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $12,003.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                         11/1/02-4/30/03       11/1/01-10/31/02
Net investment income or losses                      ($6)                $834
Net realized losses                               (4,727)             (35,944)
Net unrealized gains                     +        16,730                5,875
                                         -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                   11,997              (29,235)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                  --                1,826
Distributions from net realized gains    +            --                   --
                                         -------------------------------------
TOTAL DISTRIBUTIONS PAID                             $--               $1,826  a

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------
                                  11/1/02-4/30/03        11/1/01-10/31/02
                                QUANTITY      VALUE     QUANTITY     VALUE
Shares sold                          804      $6,214      2,107      $18,996
Shares reinvested                     --          --        180        1,826
Shares redeemed                 + (1,960)    (14,961)    (4,234)     (37,188)
                                --------------------------------------------
NET DECREASE                      (1,156)    ($8,747)    (1,947)    ($16,366)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                 11/1/02-4/30/03         11/1/01-10/31/02
                                SHARES  NET ASSETS     SHARES    NET ASSETS
Beginning of period             17,201   $128,732       19,148     $176,159
Total increase or decrease+     (1,156)     3,250       (1,947)     (47,427) b
                                -------------------------------------------
END OF PERIOD                   16,045   $131,982       17,201     $128,732 c

a The tax-basis components of distributions paid for the prior period are:

Ordinary income           $1,826
Long-term capital gains      $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $6 for the current period and $-- for the prior period.


                                                            See financial notes.

Schwab Balanced MarketMasters Fund(TM)

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1

This chart compares performance of the fund with the S&P 500(R) Index and the Balanced Blended Index.

[BAR CHART]

                              FUND       S&P 500 INDEX    BALANCED BLENDED INDEX
6 MONTHS                      6.45%           4.48%               4.63%
1 YEAR                       -4.75%         -13.31%              -3.81%
5 YEAR                        2.29%          -2.43%               1.97%
SINCE INCEPTION: 11/18/96      5.6%           4.97%                6.5%

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with similar investments in two indices: the S&P 500 Index and the Balanced Blended Index.

$14,210  FUND
$13,671  S&P 500 INDEX
$15,007  BALANCED BLENDED INDEX

[LINE GRAPH]

                      Fund           S&P 500 Index           Balanced Blended Index
18-Nov-96             10000              10000                         10000
   Nov-96             10100              10271                         10191
   Dec-96             10059              10068                         10032
   Jan-97             10322              10696                         10420
   Feb-97             10271              10780                         10480
   Mar-97             10018              10338                         10175
   Apr-97             10200              10955                         10600
   May-97             10676              11621                         11027
   Jun-97             11041              12141                         11376
   Jul-97             11517              13106                         12042
   Aug-97             11284              12372                         11596
   Sep-97             11770              13049                         12046
   Oct-97             11527              12613                         11874
   Nov-97             11558              13197                         12226
   Dec-97             11719              13424                         12401
   Jan-98             11762              13573                         12547
   Feb-98             12251              14552                         13086
   Mar-98             12634              15297                         13506
   Apr-98             12688              15452                         13616
   May-98             12613              15186                         13527
   Jun-98             12783              15802                         13903
   Jul-98             12677              15635                         13826
   Aug-98             11581              13377                         12718
   Sep-98             11740              14235                         13326
   Oct-98             12092              15392                         13948
   Nov-98             12560              16325                         14487
   Dec-98             13311              17265                         15005
   Jan-99             13693              17987                         15424
   Feb-99             13224              17427                         15028
   Mar-99             13650              18124                         15422
   Apr-99             14130              18826                         15800
   May-99             13868              18381                         15521
   Jun-99             14326              19402                         16018
   Jul-99             14141              18796                         15691
   Aug-99             14119              18702                         15641
   Sep-99             14119              18190                         15456
   Oct-99             14664              19341                         16066
   Nov-99             15341              19734                         16261
   Dec-99             16742              20897                         16805
   Jan-00             16155              19848                         16276
   Feb-00             17353              19472                         16170
   Mar-00             17390              21376                         17204
   Apr-00             16534              20733                         16874
   May-00             16033              20308                         16663
   Jun-00             16705              20809                         17048
   Jul-00             16498              20485                         16951
   Aug-00             17341              21757                         17681
   Sep-00             16815              20608                         17165
   Oct-00             16424              20522                         17167
   Nov-00             15508              18905                         16468
   Dec-00             15879              18997                         16639
   Jan-01             16326              19672                         17102
   Feb-01             15502              17878                         16226
   Mar-01             14887              16744                         15641
   Apr-01             15669              18045                         16344
   May-01             15683              18166                         16449
   Jun-01             15530              17725                         16234
   Jul-01             16748              17551                         16284
   Aug-01             14873              16452                         15747
   Sep-01             13826              15123                         15057
   Oct-01             14133              15412                         15355
   Nov-01             14859              16594                         15977
   Dec-01             15090              16740                         16021
   Jan-02             14933              16496                         15932
   Feb-02             14733              16177                         15810
   Mar-02             15133              16785                         16061
   Apr-02             14919              15768                         15602
   May-02             14776              15652                         15586
   Jun-02             14219              14537                         14974
   Jul-02             13534              13405                         14347
   Aug-02             13734              13492                         14500
   Sep-02             12963              12025                         13648
   Oct-02             13348              13084                         14343
   Nov-02             13891              13854                         14849
   Dec-02             13659              13041                         14449
   Jan-03             13572              12699                         14227
   Feb-03             13528              12509                         14177
   Mar-03             13557              12630                         14255
30-Apr-03             14210              13671                         15007

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index.


Schwab MarketMasters Funds(TM)

SCHWAB BALANCED MARKETMASTERS FUND(TM)

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

SECURITY                                      % OF INVESTMENTS
--------------------------------------------------------------
 (1) FANNIE MAE 1.23%, 07/02/03                     3.8%
--------------------------------------------------------------
 (2) FANNIE MAE 1.20%, 06/18/03                     2.2%
--------------------------------------------------------------
 (3) GINNIE MAE 6.50%, 05/21/33                     2.0%
--------------------------------------------------------------
 (4) U.S. TREASURY BOND 7.50%, 11/15/16             1.9%
--------------------------------------------------------------
 (5) U.S. TREASURY INDEX PARTICIPATION NOTE
     3.38%, 01/15/07                                1.9%
--------------------------------------------------------------
 (6) FREDDIE MAC 1.15%, 07/15/03                    1.6%
--------------------------------------------------------------
 (7) CITIGROUP, INC.                                1.5%
--------------------------------------------------------------
 (8) U.S. TREASURY NOTE 2.00%, 11/30/04             1.4%
--------------------------------------------------------------
 (9) ROYAL BANK OF SCOTLAND 1.24%, 05/02/03         1.4%
--------------------------------------------------------------
(10) SVENSKA HANDELSBANKEN, INC.
     1.24%, 05/02/03                                1.4%
--------------------------------------------------------------
     TOTAL                                         19.1%
--------------------------------------------------------------

STATISTICS

NUMBER OF LONG HOLDINGS                                    346
--------------------------------------------------------------
NUMBER OF SHORT POSITIONS                                    5
--------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                      $ 5,228
--------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                19.5
--------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                     2.8
--------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                  141%
--------------------------------------------------------------
EXPENSE RATIO 3                                           1.10%
--------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

INVESTMENT MANAGER              INVESTMENT STYLE   % OF ASSETS
--------------------------------------------------------------
ARONSON + JOHNSON +             Large-Cap Value       30.4%
ORTIZ, LP
--------------------------------------------------------------
EAGLE ASSET                     Large-Cap Growth      12.1%
MANAGEMENT, INC.
--------------------------------------------------------------
JANUS CAPITAL                   Mid-Cap Value         16.1%
MANAGEMENT LLC/
PERKINS, WOLF,
MCDONNELL &CO.
--------------------------------------------------------------
PACIFIC INVESTMENT              Total Return          39.2%
MANAGEMENT COMPANY              Fixed-Income
--------------------------------------------------------------
CASH                            --                     2.2%
--------------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).


                                                  Schwab MarketMasters Funds(TM)

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                   11/1/02-  11/1/01-       11/1/00-   11/1/99-    11/1/98-   11/1/97-
                                                   4/30/03   10/31/02       10/31/01   10/31/00    10/31/99   10/31/98
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               9.35      10.12          13.44      13.44      11.36       11.38
                                                   -------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.07       0.20           0.43       0.45       0.27        0.36
  Net realized and unrealized gains or losses        0.53      (0.73)         (2.12)      1.18       2.11        0.18
                                                   -------------------------------------------------------------------
  Total income or loss from investment operations    0.60      (0.53)         (1.69)      1.63       2.38        0.54

Less distributions:
  Dividends from net investment income              (0.15)     (0.24)         (0.52)     (0.35)     (0.30)      (0.34)
  Distributions from net realized gains                --         --          (1.11)     (1.28)        --       (0.22)
                                                   -------------------------------------------------------------------
  Total distributions                               (0.15)     (0.24)         (1.63)     (1.63)     (0.30)      (0.56)
                                                   -------------------------------------------------------------------
Net asset value at end of period                     9.80       9.35          10.12      13.44      13.44       11.36
                                                   -------------------------------------------------------------------
Total return (%)                                     6.45 1    (5.55)        (13.95)     12.00      21.28        4.89

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                  1.10 2     0.72 4,5       0.50 4     0.50 3,4   0.50 4      0.50 4
Expense reductions reflected in above ratio          0.22 2     0.34           0.39       0.39       0.45        0.69
Ratio of net investment income to
 average net assets                                 1.402       1.89           3.67       3.18       2.20        3.21
Portfolio turnover rate                               141 1      380             95        114        244         353
Net assets, end of period ($ x 1,000,000)              97         97            118        153        122          93

1 Not annualized.

2 Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

5 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 *  American Depositary Receipt

 +  Credit-enhanced security

 @  Collateral for Short Sales

 ~  Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                  COST/        MARKET
                                 PROCEEDS       VALUE
HOLDINGS BY CATEGORY            ($ x 1,000)  ($ x 1,000)
--------------------------------------------------------
52.4%    COMMON STOCK             55,507      54,948

 7.3%    U.S. GOVERNMENT
         SECURITIES                7,603       7,706

 5.2%    AGENCY MORTGAGE-
         BACKED SECURITIES         5,378       5,409

 4.6%    CORPORATE BONDS           4,510       4,818

 2.9%    FOREIGN GOVERNMENT
         SECURITIES                2,972       3,065

 2.5%    MUNICIPAL BONDS           2,709       2,656

 2.3%    NON-AGENCY
         MORTGAGE-BACKED
         SECURITIES                2,362       2,379

22.8%    SHORT-TERM
         INVESTMENTS              23,874      23,875

 0.0%    OPTIONS                      --          --
--------------------------------------------------------
100.0%   TOTAL INVESTMENTS       104,915     104,856

OTHER POSITIONS BY CATEGORY
--------------------------------------------------------
              SHORT SALES          3,976       4,025

              OPTIONS WRITTEN        196         220

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 52.4% of investments

     AEROSPACE / DEFENSE  0.4%
     ---------------------------------------------------------------------------
     Lockheed Martin Corp.    4,650                                          233
     Raytheon Co.    5,750                                                   172
     The Boeing Co.    1,900                                                  52
                                                                     -----------
                                                                             457

     AIR TRANSPORTATION  0.1%
     ---------------------------------------------------------------------------
     Fedex Corp.    2,300                                                    138

     ALCOHOLIC BEVERAGES  0.3%
     ---------------------------------------------------------------------------
     Anheuser-Busch Cos., Inc.    5,400                                      269

     APPAREL  0.3%
     ---------------------------------------------------------------------------
     Columbia Sportswear Co.    2,400                                        115
     Timberland Co.    4,500                                                 225
                                                                     -----------
                                                                             340

     AUTOMOBILE PRODUCTS / MOTOR VEHICLES  1.8%
     ---------------------------------------------------------------------------
   = Autoliv, Inc.    18,600                                                 452
   o Autonation, Inc.    17,800                                              247
     Borg Warner, Inc.    2,000                                              117
   = Genuine Parts Co.    8,200                                              262
   o Lear Corp.    3,900                                                     155
  =* Magna International, Inc.    3,500                                      205
     0'Reilly Automotive, Inc.    6,000                                      178
     Polars Industries Partners LP    3,500                                  185
   o SPX Corp.    2,500                                                       85
                                                                     -----------
                                                                           1,886

     BANKS  3.8%
     ---------------------------------------------------------------------------
   = Associated Bancorp    3,900                                             136
     BancorpSouth, Inc.    11,000                                            221
     Bank of America Corp.    15,100                                       1,118
  =o Compass Bancshares, Inc.    13,200                                      445
   * Doral Financial Corp.    6,900                                          276
     First Tennessee National Corp.    6,600                                 289
   = Greater Bay Bancorp    4,000                                             64
   = Mercantile Bankshares Corp.    6,000                                    230
     National City Corp.    7,800                                            234
   = PNC Financial Corp.    2,800                                            123


                                                            See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Regions Financial Corp.    7,300                                       246
    = Southtrust Corp.    8,500                                              229
      Union Planters Corp.    9,800                                          280
    = Wilmington Trust Co.    3,800                                          102
                                                                     -----------
                                                                           3,993
      BUSINESS MACHINES & SOFTWARE  2.7%
      --------------------------------------------------------------------------
   =o Adaptec, Inc.    16,700                                                114
   =o Advanced Digital Information Corp.    17,000                           136
    = Autodesk, Inc.    6,500                                                101
    o Cisco Systems, Inc.    32,700                                          492
    o Dell Computer Corp.     10,400                                         301
    o EMC Corp.    4,200                                                      38
      Icon Office Solutions, Inc.    14,300                                  111
      International Business Machines Corp.    1,900                         161
      Microsoft Corp.    24,850                                              636
    o Sandisk Corp.    4,800                                                 116
    o Sun Microsystems, Inc.    33,600                                       111
      Sybase, Inc.    16,600                                                 213
   =o Tech Data Corp.    4,500                                               108
   =o 3 Com Corp.    12,000                                                   62
      Xerox Corp.    12,700                                                  125
                                                                     -----------
                                                                           2,825
      BUSINESS SERVICES  2.6%
      --------------------------------------------------------------------------
    o Accenture, Ltd.    17,300                                              277
   =o Cendant Corp.    31,200                                                445
    o Citrix Systems, Inc.    6,200                                          118
    o Computer Sciences Corp.    9,500                                       313
   =o Filenet Corp.    5,700                                                  88
      First Data Corp.    2,550                                              100
    o Gtech Holdings Corp.    7,400                                          249
      H&R Block, Inc.    2,800                                               108
   =o InFocus Corp.    15,000                                                 67
   =o Informatica Corp.    12,000                                             78
   =o Iona Technologies PLC     30,000                                        41
    o ITT Educational Services, Inc.       6,300                             186
      Omnicom Group, Inc.    1,050                                            65
   =o Republic Services, Inc., Class A    9,500                              204
   =o Sonicwall, Inc.     21,000                                              75
      Tyco International Ltd.    15,950                                      249
    o Yahoo! Inc.    3,100                                                    77
                                                                     -----------
                                                                           2,740
      CHEMICAL  0.7%
      --------------------------------------------------------------------------
      3M Co.    350                                                           44
    o Cytec Industries, Inc.    7,200                                        230
    = Great Lakes Chemical Corp.    3,200                                     79
      Lubrizol Corp.    2,900                                                 92
      Monsanto Co.    10,200                                                 177
      Sigma Aldrich Corp.    2,500                                           125
                                                                     -----------
                                                                             747

      CONSTRUCTION  1.6%
      --------------------------------------------------------------------------
      Centex Corp.    4,400                                                  290
   =o Dycom Industries, Inc.    11,500                                       127
    = Fluor Corp.    3,300                                                   114
      KB Home     5,200                                                      256
    o NVR, Inc.    800                                                       286
    = Pulte Corp.    4,500                                                   261
      The Ryland Group, Inc.    4,400                                        239
    = Standard Pacific Corp.    4,000                                        121
                                                                     -----------
                                                                           1,694
      CONSUMER DURABLE  0.6%
      --------------------------------------------------------------------------
   =o Furniture Brands International, Inc.    8,500                          202
    = La-Z-Boy Chair Co.    10,300                                           201
    o Rent-A-Center, Inc.    3,900                                           250
                                                                     -----------
                                                                             653
      CONSUMER NON-DURABLE  0.9%
      --------------------------------------------------------------------------
    o CBRL Group, Inc.    7,500                                              239
    o Energizer Holdings, Inc.    7,800                                      225
    o Mattel, Inc.    9,400                                                  204
      Outback Steakhouse, Inc.    3,300                                      118
    = Wendy's International, Inc.    6,100                                   177
                                                                     -----------
                                                                             963
      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Ball Corp.    2,200                                                    123
    o Owens Illinois, Inc.    6,600                                           59
                                                                     -----------
                                                                             182


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ELECTRONICS  1.8%
      --------------------------------------------------------------------------
   =o Asyst Technologies, Inc.    15,000                                      72
   =o C-COR. Net Corp.    17,000                                              58
   =o Fairchild Semiconductor Corp.    8,100                                  96
      Intel Corp.    23,050                                                  424
      Linear Technology Corp.    150                                           5
      Maxim Integrated Products, Inc.    900                                  35
   =o Newport Corp.    8,000                                                 103
    o Nextel Communications, Inc., Class A    11,300                         167
      Scientific Atlanta, Inc.    11,900                                     193
   =o Silicon Storage Technologies,    37,000                                117
   =o Stratex Networks, Inc.    45,000                                       111
   o* Taiwan Semiconductor Co. Ltd.    21,290                                178
      Texas Instruments, Inc.    11,650                                      216
   =o Vishay Intertechnology, Inc.    9,000                                  113
                                                                     -----------
                                                                           1,888
      ENERGY: RAW MATERIALS  1.4%
      --------------------------------------------------------------------------
    = Devon Energy Corp.    2,815                                            133
      ENSCO International, Inc.    2,700                                      69
   =o Forest Oil Corp.    5,500                                              114
      Hewlett Packard Co.    1,900                                            31
   =o Joy Global, Inc.    18,000                                             223
   =o Key Energy Group, Inc.    15,000                                       151
    = Noble Energy, Inc.    7,800                                            259
      Occidental Petroleum Corp.    12,000                                   358
    = Tidewater, Inc.    6,400                                               172
                                                                     -----------
                                                                           1,510
      FOOD & AGRICULTURE  0.6%
      --------------------------------------------------------------------------
      Bunge Ltd.    6,200                                                    174
      Fresh del Monte Produce, Inc.    8,500                                 165
    = Hormel Foods Corp.    4,000                                             92
    = Supervalu, Inc.    10,000                                              165
                                                                     -----------
                                                                             596
      HEALTHCARE / DRUGS & MEDICINE  5.3%
      --------------------------------------------------------------------------
      Abbott Laboratories    6,250                                           254
    o Amgen, Inc.    1,500                                                    92
    o Apria Healthcare Group, Inc.    4,800                                  113
      Baxter International, Inc.    15,100                                   347
    = Beckman Coulter, Inc.    3,000                                         117
    o Boston Scientific Corp.    1,150                                        49
   =o Charles River Laboratories, Inc.    3,000                               81
    o Conventry Healthcare, Inc.    5,600                                    229
   =o Cytec Corp.    8,000                                                   106
      Eli Lilly & Co.    3,200                                               204
    = HCA, Inc.    1,300                                                      42
    o Health Net, Inc.    4,400                                              115
   =o Humana, Inc.    9,000                                                   99
    = Invacare Corp.    5,000                                                160
      Johnson & Johnson, Inc.    7,750                                       437
    o King Pharmaceuticals, Inc.    6,600                                     83
   =o Laboratory Corporation of America    6,200                             183
    o Lincare Holdings, Inc.    3,700                                        112
    o Manor Care, Inc.    8,300                                              161
    = McKesson Corp.    5,000                                                139
      Medtronic, Inc.    2,750                                               131
      Merck & Co., Inc.    8,500                                             494
      Mylan Laboratories, Inc.    8,700                                      246
    = Omnicare, Inc.    9,000                                                239
      Pfizer, Inc.    16,900                                                 520
   =o Province Healthcare Co.    17,000                                      170
   =o Sicor, Inc.    2,800                                                    50
    o St. Jude Medical, Inc.    800                                           42
   =o Tenet Healthcare Corp.    4,500                                         67
      United Healthcare Corp.    900                                          83
      Univision Communications, Inc.    3,700                                112
    o Watson Pharmaceuticals, Inc.    3,900                                  113
      Wyeth    2,550                                                         111
                                                                     -----------
                                                                           5,501
      HOUSEHOLD PRODUCTS  0.6%
      --------------------------------------------------------------------------
      Clorox Co.    6,200                                                    280
      Colgate-Palmolive Co.    2,850                                         163
      Procter & Gamble Co.    2,150                                          193
                                                                     -----------
                                                                             636
      INSURANCE  3.0%
      --------------------------------------------------------------------------
      Allstate    5,000                                                      189
      American International Group, Inc.    1,050                             61
    o Cincinnati Financial Corp.    3,300                                    121
    o Everest Re Group Ltd.    5,600                                         390
      Fidelity National Financial, Inc.    7,300                             251


                                                            See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      First American Financial Corp.    9,600                                254
    = Lincoln National Corp.    6,000                                        192
      Loews Corp.    5,200                                                   214
    = Old Republic International Corp.    10,400                             318
      PMI Group, Inc.    4,900                                               151
    o Principal Financial Group, Inc.    9,200                               268
      RenaissanceRe Holdings Ltd.    5,800                                   257
    o StanCorp. Financial Group, Inc.    2,100                               113
      The Hartford Financial Services Group, Inc.    3,800                   155
      Torchmark Corp.    4,300                                               167
      Travelers Property Casualty Corp.    5,661                              92
                                                                     -----------
                                                                           3,193

      MEDIA  1.6%
      --------------------------------------------------------------------------
      Belo Corp., Class A    5,600                                           126
      Blockbuster, Inc.    7,200                                             129
    o Clear Channel Communications, Inc.    4,300                            168
    o Fox Entertainment Group, Inc., Class A    2,250                         57
      Gannett, Inc.    900                                                    68
    o Hispanic Broadcasting Corp.    1,650                                    42
      Knight-Ridder, Inc.     1,800                                          116
      McGraw Hill, Inc.     2,100                                            123
      Media General, Inc.     1,600                                           88
    = Readers Digest Association, Inc.        14,000                         168
    o Tom Brown, Inc.     4,500                                              111
    o The Walt Disney Co.     11,100                                         207
    o Viacom, Inc., Class B    7,250                                         315
                                                                     -----------
                                                                           1,718

      MISCELLANEOUS  0.0%
      --------------------------------------------------------------------------
   =o Openwave Systems, Inc.    27,000                                        47

      MISCELLANEOUS FINANCE  7.5%
      --------------------------------------------------------------------------
    = A.G. Edwards, Inc.    4,300                                            128
      American Express Co.    7,500                                          284
    = Astoria Financial Corp.    11,000                                      275
      The Bear Stearns Cos., Inc.      4,900                                 328
    = CIT Group, Inc.    3,800                                                77
   (7)Citigroup, Inc.    39,950                                            1,568
    = Countrywide Credit Industries,    7,400                                500
      Fannie Mae    7,550                                                    547
   =o Franklin Resources, Inc.    3,500                                      122
      Freddie Mac    5,000                                                   290
      Golden West Financial Corp.    4,700                                   354
      GreenPoint Financial Corp.    6,200                                    296
    = Home Properties of New York,    5,500                                  191
      Independence Community Bank Corp.    4,100                             107
      IndyMac Bankcorp., Inc.    9,500                                       212
    = IPC Holdings Ltd.    7,000                                             240
    = Legg Mason, Inc.    1,800                                               98
      Lehman Brothers Holdings, Inc.    6,400                                403
    = Liberty Property Trust    5,500                                        172
      LNR Property Corp.    5,100                                            180
    = Mack-Cali Realty Corp.    4,500                                        142
      Merrill Lynch & Co., Inc.    2,150                                      88
      Morgan Stanley    4,800                                                215
      The Goldman Sachs Group, Inc.    2,150                                 163
    = Waddell & Reed Financial, Inc.    8,000                                160
      Washington Mutual, Inc.    14,300                                      565
      Webster Financial Corp.     3,600                                      135
                                                                     -----------
                                                                           7,840

      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcan Aluminum Ltd.    3,600                                           106
      Engelhard Corp.    4,600                                               113
    o Inco Ltd.    11,600                                                    213
                                                                     -----------
                                                                             432

      OIL: DOMESTIC  2.3%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    5,200                                            235
    o Cimarex Energy Co.    8,000                                            158
    = Kerr-McGee Corp.    2,900                                              122
    = Marathon Oil Corp.    17,900                                           408
    = Murphy Oil Corp.    2,000                                               83
   =o Newfield Exploration Co.    9,000                                      309
   =o Precision Drilling Corp.    3,000                                      103
   =o Stone Energy Corp.    5,000                                            176
      Sunoco, Inc.    6,400                                                  238
      Talisman Energy, Inc.    6,200                                         247
    = Teekay Shipping Corp.    9,900                                         376
                                                                     -----------
                                                                           2,455


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OIL: INTERNATIONAL  1.3%
      --------------------------------------------------------------------------
    * BP, PLC    3,050                                                       118
      ExxonMobil Corp.    31,800                                           1,119
      GlobalSantaFe Corp.    3,500                                            74
                                                                     -----------
                                                                           1,311
      OPTICAL & PHOTO  0.3%
      --------------------------------------------------------------------------
      Eastman Kodak Co.     6,200                                            185
    o Ingram Micro, Inc., Class A     13,800                                 138
                                                                     -----------
                                                                             323

      PAPER & FOREST PRODUCTS  0.3%
      --------------------------------------------------------------------------
    = Rayonier, Inc.    3,500                                                176
      Temple Inland, Inc.    3,000                                           136
                                                                     -----------
                                                                             312

      PRODUCER GOODS & MANUFACTURING   1.4%
      --------------------------------------------------------------------------
    = Briggs & Stratton Corp.    3,500                                       158
      General Electric Co.    12,450                                         367
    = Harsco Corp.    5,000                                                  172
    = Manitowoc, Inc.    3,500                                                65
   =o Mettler-Toledo International, Inc.    5,000                            178
      Precision Castparts Corp.    8,500                                     235
    = Tecumseh Products Co., Class A    4,000                                161
    = Trinity Industries, Inc.    6,700                                      111
                                                                     -----------
                                                                           1,447

      RAILROAD & SHIPPING  0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    3,000                             85
    * Canadian Pacific Railway Ltd.    2,600                                  60
                                                                     -----------
                                                                             145

      REAL PROPERTY 0.2%
      --------------------------------------------------------------------------
      Plum Creek Timber Co., Inc.    3,300                                    77
      Vornado Realty Trust    3,000                                          114
                                                                     -----------
                                                                             191

      RETAIL  2.8%
      --------------------------------------------------------------------------
      Albertson's, Inc.    15,100                                            300
    o Amercrombie & Fitch Co.    5,100                                       168
   =o Ann Taylor Stores Corp.    800                                          19
      Claire's Stores, Inc.    8,800                                         229
    = CVS Corp.    7,700                                                     186
   =o Federated Department Stores, Inc.    4,000                             122
    = Foot Locker, Inc.    15,000                                            165
      Home Depot, Inc.    14,850                                             418
    o Kroger Co.    21,300                                                   305
    o Safeway, Inc.    11,500                                                191
    = Talbots, Inc.    5,000                                                 143
      Target Corp.    2,050                                                   69
   =o Toys `R' Us, Inc.    10,000                                            102
      Wal-Mart Stores, Inc.    6,000                                         338
      Winn Dixie Stores, Inc.    8,800                                       110
                                                                     -----------
                                                                           2,865

      SANITARY SERVICES  0.2%
      --------------------------------------------------------------------------
    o Citizens Utilities Co., Class B    21,600                              236

      STEEL  0.5%
      --------------------------------------------------------------------------
    = Nucor Corp.    3,800                                                   155
   =o Steel Dynamics, Inc.    11,000                                         133
      Worthington Industries, Inc.    11,800                                 159
                                                                     -----------
                                                                             447

      TELECOMMUNICATIONS SERVICES & EQUIPMENT  0.1%
      --------------------------------------------------------------------------
    o Advanced Fibre Communications    4,300                                  66

      TELEPHONE  1.8%
      --------------------------------------------------------------------------
    o Adtran, Inc.    4,100                                                  166
      Amdocs Ltd.    7,600                                                   134
      BellSouth Corp.    14,500                                              370
      SBC Communications, Inc.    12,100                                     283
      Sprint Corp.    26,100                                                 300
      Verizon Communications, Inc.    15,600                                 583
                                                                     -----------
                                                                           1,836

      TRAVEL & RECREATION  0.5%
      --------------------------------------------------------------------------
      Callaway Golf Co.    9,200                                             128
      Carnival Corp.    4,400                                                121
   *o Fairmont Hotels & Resorts, Inc.    7,000                               161
    o Harrah's Entertainment, Inc.    2,950                                  116
                                                                     -----------
                                                                             526

      TRUCKING & FREIGHT  0.7%
      --------------------------------------------------------------------------
   =o CNF, Inc.    5,500                                                     167


                                                            See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Paccar, Inc.    2,000                                                  117
      Ryder Systems, Inc.    8,800                                           218
      United Parcel Service, Inc.    1,850                                   115
    = U.S. Freightways Corp.    4,300                                        123
                                                                     -----------
                                                                             740

      UTILITIES: ELECTRIC & GAS  1.7%
      --------------------------------------------------------------------------
    o AES Corp.    2,000                                                      12
      American Electric Power Co., Inc.    9,100                             240
      Constellation Energy Group, Inc.    5,100                              149
    o Edison International    21,100                                         308
      Entergy Corp.    2,400                                                 112
      Nisource, Inc.    9,600                                                181
      Oneok, Inc.    7,100                                                   135
      Pinnacle West Capital Co.    4,700                                     156
      Sempra Energy    12,600                                                338
      Wisconsin Energy Corp.    6,400                                        169
                                                                     -----------
                                                                           1,800

      SECURITY                                      FACE VALUE
        RATE, MATURITY DATE                         ($ x 1,000)
      U.S. GOVERNMENT SECURITIES
      7.3% of investments

      U.S. Treasury Bond
 @(4)     7.50%, 11/15/16                                 1,550            2,042
          6.25%, 08/15/23                                   450              533

      U.S. Treasury Index Participation
      Note
  (5)     3.38%, 01/15/07                                 1,600            2,014
          3.63%, 01/15/08                                   750              940

      U.S. Treasury Note
  (8)     2.00%, 11/30/04                                 1,500            1,516
          1.75%, 12/31/04                                   500              503

      U.S. Treasury Stripped Bond
          0.00%, 11/15/16                                   300              158
                                                                     -----------
                                                                           7,706

      AGENCY MORTGAGE-BACKED SECURITIES
      5.2% of investments

      Fannie Mae
    ~     5.50%, 05/14/33                                   800              822
    ~     6.50%, 05/14/33                                 1,000            1,042

      Series 2002-16 Class TK
          5.50%, 07/25/29                                   532              540

      Series 2003-W1 Class 1A1
          6.50%, 12/25/42                                   193              205

      Ginnie Mae
          6.50%, 09/15/31                                   427              449
          6.50%, 11/15/31                                   246              259
 ~(3)     6.50%, 05/21/33                                 2,000            2,092
                                                                     -----------
                                                                           5,409

      CORPORATE BONDS 4.6% of investments

      FIXED-RATE OBLIGATIONS  3.4%
      --------------------------------------------------------------------------
      AT&T Corp.
          8.50%, 11/15/31                                   250              279

      El Paso Corp.
          7.80%, 08/01/31                                   250              199
          7.75%, 01/15/32                                   150              119

      Federal Republic of Brazil
          8.00%, 04/15/14                                   369              326

      Ford Motor Co.
          8.90%, 01/15/32                                   500              499

      General Motors Corp.
          6.88%, 08/28/12                                   750              764

      Pemex Project Funding Master
      Trust
          9.13%, 10/13/10                                   250              301

      Republic of Panama
          9.38%, 01/16/23                                   250              271

      Sprint Capital Corp.
          8.38%, 03/15/12                                   250              279

      United Mexican States
      Series A
          6.38%, 01/16/13                                   500              525
                                                                     -----------
                                                                           3,562

      VARIABLE-RATE OBLIGATIONS 1.2%
      --------------------------------------------------------------------------
      British Telecom PLC
          2.55%, 12/15/03                                   500              502

      National Rural Utilities
      Series C
          2.32%, 04/26/04                                   500              504

      Weyerhaeuser Co.
          2.38%, 09/15/03                                   250              250
                                                                     -----------
                                                                           1,256


See financial notes.

      SECURITY                                      FACE VALUE       MKT. VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      FOREIGN GOVERNMENT SECURITIES
      2.9% of investments

      Bundes Republic of Deutschland
   @~     5.25%, 07/04/10                                   800              972
   @~     5.00%, 07/04/11                                   800              956
    ~     6.50%, 07/04/27                                   200              275
    ~     4.75%, 07/04/28                                   400              438

    ~ Canadian Government Bond
          4.50%, 09/01/07                                   600              424
                                                                     -----------
                                                                           3,065

      MUNICIPAL BONDS 2.5% of investments

    = California State
      Revenue Anticipation Note
          2.50%, 06/27/03                                 1,000            1,001

      Golden State, California
      Securitization Corp.
      Revenue Bond, Series 2003-A-1
          6.25%, 06/01/33                                   250              220

    + Massachusetts State Water
      Resource Authority
      General Revenue Bond,
      Series 2002J
          5.00%, 08/01/32                                   250              256

      Tobacco Settlement Financing
      Corp. of Rhode Island
      Revenue Bond, Series 2002A
          6.25%, 06/01/42                                   500              413

    + Triborough, New York Bridge &
      Tunnel Authority
      Revenue Bond, Series 2002B
          5.00%, 11/15/32                                   750              766
                                                                     -----------
                                                                           2,656

      NON-AGENCY MORTGAGE-BACKED SECURITIES
      2.3% of investments

      VARIABLE-RATE OBLIGATIONS 2.3%
      --------------------------------------------------------------------------
      Bear Stearns Adjustable Rate
      Mortgage Trust
      Series 2002-11 Class 1A1
          5.68%, 01/25/33                                   452              461
      Series 2002-5 Class 6A
          6.05%, 06/25/32                                   229              236
      Series 2002-9 Class 2A
          5.44%, 10/25/32                                   405              413

      Structured Asset Securities
      Corp.
      Series 2002-13 Class 2A1
          1.82%, 07/25/32                                 1,000            1,008

      Wells Fargo Mortgage Backed
      Securities Trust
      Series 2002-E Class 2A1
          5.22%, 09/25/32                                   255              261
                                                                     -----------
                                                                           2,379

      SHORT-TERM INVESTMENTS 22.8% of investments

      U.S. GOVERNMENT SECURITIES  9.5%
      --------------------------------------------------------------------------
      Fannie Mae
  (2)     1.20%, 06/18/03                                 2,300            2,297
  (1)     1.23%, 07/02/03                                 4,000            3,992

      Freddie Mac
    =     1.29%, 05/22/03                                   700              699
  (6)     1.15%, 07/15/03                                 1,700            1,696

      U.S. Treasury Bills
          1.16%, 05/01/03                                   800              800
    =     1.15%, 05/08/03                                    60               60
    =     1.16%, 05/15/03                                   145              145
    =     1.17%, 05/15/03                                    10               10
    =     1.13%, 06/19/03                                   175              175
    =     1.15%, 06/19/03                                    35               35
                                                                     -----------
                                                                           9,909

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES  5.0%
      --------------------------------------------------------------------------
    = Provident Institutional Funds--
      TempCash 933,241                                                       933

      Provident Institutional Funds--
      TempFund 4,336,231                                                   4,336
                                                                       ---------
                                                                           5,269

      OTHER  0.1%
      --------------------------------------------------------------------------
      PNC Bank - Money Market Account
      99,000                                                                  99


                                                            See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

      SECURITY                                      FACE VALUE       MKT. VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 8.2%
      --------------------------------------------------------------------------
      CBA (Delaware) Finance, Inc.
          1.25%, 05/28/03                                 500                499

      Danske Corp.
          1.22%, 05/12/03                               1,400              1,399

      HBOs Treasury Services PLC
          1.26%, 05/01/03                               1,000              1,000

    = Rabobank Nederland
          1.23%, 05/05/03                               1,500              1,500

  (9) Royal Bank of Scotland
          1.24%, 05/02/03                               1,500              1,500

 (10) Svenska Handelsbanken, Inc.
          1.24%, 05/02/03                               1,500              1,500

    = UBS Finance, Inc.
          1.23%, 05/07/03                               1,200              1,200
                                                                     -----------
                                                                           8,598

                                                    NUMBER OF        MKT. VALUE
      SECURITY DESCRIPTION                          CONTRACTS        ($ x 1,000)

      OPTIONS 0.0% of investments

      PUT OPTIONS 0.0%
      --------------------------------------------------------------------------
      Eurodollar LIBOR Future, Strike Price
      93.75, Expires 12/15/03                              15               --

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

      SECURITY                                      FACE VALUE       MKT. VALUE
        RATE, MATURITY DATE                         ($ x 1,000)      ($ x 1,000)
      SHORT SALES
      --------------------------------------------------------------------------
      FOREIGN GOVERNMENT SECURITIES
      Bundes Republic of Deutschland
          5.25%, 07/04/10                                 800                972
          5.00%, 07/04/11                                 800                956
                                                                     -----------

                                                                           1,928
      U.S. GOVERNMENT SECURITIES
      --------------------------------------------------------------------------
      U.S. Treasury Note
          4.38%, 05/15/07                                 500                537
          5.50%, 05/15/09                                 900              1,018
          4.88%, 02/15/12                                 500                542
                                                                     -----------
                                                                           2,097

                                                    NUMBER OF        MKT. VALUE
SECURITY DESCRIPTION                                CONTRACTS        ($ x 1,000)
OPTIONS WRITTEN

CALL OPTIONS
--------------------------------------------------------------------------------
3 Month LIBOR, Strike Price
3.00, Expires 11/12/03                                      120                7
3 Month LIBOR, Strike Price
4.00, Expires 07/22/03                                       50                3
3 Month LIBOR, Strike Price
5.00, Expires 01/17/05                                      370              178
U.S. Treasury Note Futures,
Strike Price 116,
Expires 05/24/03                                              6                2
U.S. Treasury Note Futures,
Strike Price 117,
Expires 05/24/03                                              4                1
                                                                     -----------
                                                                             191

PUT OPTIONS
--------------------------------------------------------------------------------
3 Month LIBOR, Strike Price
5.50, Expires 12/17/03                                       80                3
3 Month LIBOR, Strike Price
7.00, Expires 01/07/05                                      370               26
U.S. Treasury Note Futures,
Strike Price 108,
Expires 05/24/03                                              4               --
                                                                     -----------
                                                                              29
--------------------------------------------------------------------------------

END OF SHORT SALES AND OPTIONS WRITTEN. For totals, please see the first page of holdings for the fund.


See financial notes.

In addition to the above, the fund held the following at 4/30/03. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                              Notional        Unrealized
                                               Amount        Gains/(Losses)
BRITISH POUNDS
Interest Rate

Receive variable-rate payments of
6 month LIBOR, Pay fixed-rate
payments of 4.25%, expires 03/17/05,
Morgan Stanley                                   9,000                  55

SWISS FRANCS
Interest Rate

Receive variable-rate payments of
3 month LIBOR, Pay fixed-rate
payments of 1.50%, expires 03/29/05,
Merrill Lynch                                    1,400                   1

U.S. DOLLARS
Credit Default

General Electric Capital Corp. Rate .30%,
expires 6/17/03, Morgan Stanley                    500                  --

Interest Rate

Receive variable-rate payments of
3 month LIBOR, Pay fixed-rate
payments of 5.0%, expires 06/18/08,
Merrill Lynch                                    5,000                (165)

Receive variable-rate payments of
3 month LIBOR, Pay fixed-rate
payments of 5.0%, expires 06/18/13,
Goldman Sachs                                    2,400                 (93)

Receive variable-rate payments of
3 month LIBOR, Pay fixed-rate
payments of 5.0%, expires 06/18/13,
Bank of America                                    600                 (28)
                                                               -----------
                                                                      (230)


                                                            See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

FUTURES CONTRACTS

                                                        Number of       Contract       Unrealized
                                                        Contracts        Value       Gains/(Losses)
S&P 500 Index, expires 06/20/03                                 6         1,374                 84

90 Day Eurodollar, expires 03/15/04                            16         3,941                 48

90 Day Eurodollar, expires 06/14/04                             4           982                  1

10 Year U.S. Treasury Note, expires 06/19/03                  128        14,736                 68

90 Day LIBOR, expires 03/17/04                                  2           385                 --

90 Day LIBOR, expires 06/16/04                                  2           385                 --

Eurodollar, expires 12/15/03                                    2           494                  1

Eurodollar, expires 09/13/04                                    4           979                  6

3 Month Eurodollar LIBOR, expires 06/14/04                      8         2,175                 11
                                                                                       ------------
                                                                                               219

FORWARD FOREIGN CURRENCY CONTRACTS

                                        Amount of                       Amount of
                     Currency to      Currency to    Currency to       Currency to    Unrealized
Expiration Date      be Received      be Received    be Delivered      be Delivered   Gains/(Losses)
  05/15/2003         U.S. Dollars              47    European Euro               44             (2)
  09/08/2003        Mexican Pesos           3,493    U.S. Dollars               300             31
                                                                                       ------------
                                                                                                29


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value                                       $104,856 a
Foreign currency                                                        101 b
Receivables:
   Fund shares sold                                                      20
   Dividends                                                             51
   Interest                                                             354
   Due from brokers for futures                                          87
   Investments sold                                                   3,436
   Investments sold short                                             3,976
Unrealized gains on forward foreign currency contracts                   29
Prepaid expenses                                               +          5
                                                               ------------
TOTAL ASSETS                                                        112,915

LIABILITIES
-----------------------------------------------------------------------------
Securities sold short at market value                                 4,025 c
Options written, at value                                               220 d
Swap agreements, at fair value                                          549 e
Payables:
   Fund shares redeemed                                                   8
   Investments bought                                                11,267
   Investment adviser and administrator fees                              7
   Transfer agency and shareholder service fees                           3
Accrued expenses                                               +         31
                                                               ------------
TOTAL LIABILITIES                                                    16,110

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                        112,915
TOTAL LIABILITIES                                              -     16,110
                                                               ------------
NET ASSETS                                                          $96,805

NET ASSETS BY SOURCE
Capital received from investors                                     117,373
Net investment income not yet distributed                               328
Net realized capital losses                                         (20,708) f
Net unrealized capital losses                                          (188) f

NET ASSET VALUE (NAV)

                  SHARES
NET ASSETS / OUTSTANDING     =     NAV
   $96,805         9,882         $9.80

a The fund paid $104,915 for these securities. Not counting short-term obligations and government securities, the fund paid $52,482 for securities during the report period and received $63,578 from securities it sold or that matured. For long-term government securities, the fund paid $69,647 during the report period and received $83,400 for securities it sold or that matured.

b The fund paid $92 for this currency.

c The proceeds for securities sold short is $3,976.

d

                                                      NUMBER       PREMIUMS
                                                   OF CONTRACTS    RECEIVED
                                                   ------------    --------
Options written,
 beginning of
 period                                                  980           $188
Options written                                          264             34
Options closed                                          (240)           (26)
Options
 exercised                                           +     -              -
                                                   ------------------------
Options written,
 end of period                                         1,004           $196

e The fund received $319 to enter into these swap agreements.

f These derive from investments, short sales, options, foreign currency transactions, futures and swap agreements.

FEDERAL TAX DATA
---------------------------------------------------------------------------

PORTFOLIO COST                                                     $101,546

NET UNREALIZED GAINS AND LOSSES:
Gains                                                                $3,159
Losses                                                         +     (3,874)
                                                              -------------
                                                                      $(715)

AS OF OCTOBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                                                      $1,131
Long-term capital gains                                                 $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                              Loss amount:
  2009                                                               $9,491
  2010                                                         +      9,124
                                                              -------------
                                                                    $18,615


                                                            See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                              $494  a
Interest                                                        +       699
                                                                ------------
TOTAL INVESTMENT INCOME                                               1,193
NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                              (1,380)
Net realized losses on short sales                                      (66)
Net realized gains on foreign currency transactions                      22
Net realized losses on option contracts                                (142)
Net realized gains on futures contracts                                 504
Net realized losses on swap agreements                          +      (307)
                                                                ------------
NET REALIZED LOSSES                                                  (1,369)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   6,406
Net unrealized losses on short sales                                    (49)
Net unrealized gains on foreign currency transactions                    45
Net unrealized gains on option contracts                                159
Net unrealized gains on futures contracts                                18
Net unrealized gains on swap agreements                         +        96
                                                                ------------
NET UNREALIZED GAINS                                                  6,675

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               406  b
Transfer agent and shareholder service fees                             119  c
Trustees' fees                                                            3  d
Custodian and portfolio accounting fees                                  60
Professional fees                                                        15
Registration fees                                                         7
Shareholder reports                                                      10
Other expenses                                                  +         8
                                                                ------------
Total expenses                                                          628
Expense reduction                                               -       103  e
                                                                ------------
NET EXPENSES                                                            525

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,193
NET EXPENSES                                                    -       525
                                                                ------------
NET INVESTMENT INCOME                                                   668
NET REALIZED LOSSES                                                  (1,369) f
NET UNREALIZED GAINS                                            +     6,675  f
                                                                ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $5,974

a An additional $1 was withheld for foreign taxes.

b Calculated as 0.85% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 1.10% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $5,306.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                                  $668              $2,119
Net realized losses                                  (1,369)             (9,475)
Net unrealized gains                        +         6,675               1,868
                                            -----------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                       5,974              (5,488)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $1,516              $2,727 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                   11/1/02-4/30/03         11/1/01-10/31/02
                                QUANTITY       VALUE     QUANTITY       VALUE
Shares sold                          325      $3,079        1,632      $16,319
Shares reinvested                    151       1,431          257        2,727
Shares redeemed                  +  (987)     (9,334)      (3,131)     (31,384)
                                 ---------------------------------------------
NET DECREASE                        (511)    ($4,824)      (1,242)    ($12,338)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/02-4/30/03           11/1/01-10/31/02
                                SHARES    NET ASSETS       SHARES   NET ASSETS
Beginning of period             10,393     $97,171         11,635     $117,724
Total increase or decrease +      (511)       (366)        (1,242)     (20,553) b
                               -----------------------------------------------
END OF PERIOD                    9,882     $96,805         10,393      $97,171 c

a The tax-basis components of distributions paid for the prior period are:

Ordinary income              $2,727
Long-term capital gains      $  --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $328 and $1,169 at the end of the current period and the prior periods, respectively.


                                                            See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM)

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with the Russell 2000(R) Index and the Morningstar Small-Cap Fund category.

[BAR CHART]

                             FUND          ROSSELL 2000 INDEX    CATEGORY AVERAGE
6 MONTHS                      7.94%               7.55%                5.17%
1 YEAR                      -24.75%            - 20.76%             - 19.81%
5 YEARS                     - 2.83%            -  2.47%                0.63%
SINCE INCEPTION: 9/16/97    - 1.12%            -  0.47%                 n/a

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the Russell 2000 Index.

$9,384  FUND
$9,738  RUSSELL 2000 INDEX

[LINE GRAPH]

                     FUND        Russell 2000 Index
16-Sep-97            10000            10000
   Sep-97            10260            10319
   Oct-97             9930             9866
   Nov-97             9770             9802
   Dec-97             9886             9973
   Jan-98             9701             9816
   Feb-98            10277            10541
   Mar-98            10781            10976
   Apr-98            10832            11036
   May-98            10359            10441
   Jun-98            10411            10463
   Jul-98             9896             9615
   Aug-98             8271             7748
   Sep-98             8435             8355
   Oct-98             8754             8696
   Nov-98             9238             9151
   Dec-98             9946             9718
   Jan-99            10101             9847
   Feb-99             9563             9049
   Mar-99            10029             9191
   Apr-99            10773            10014
   May-99            10752            10160
   Jun-99            11311            10620
   Jul-99            11228            10329
   Aug-99            10938             9946
   Sep-99            10990             9948
   Oct-99            11414             9989
   Nov-99            12272            10586
   Dec-99            13714            11784
   Jan-00            13339            11594
   Feb-00            15171            13508
   Mar-00            14496            12618
   Apr-00            13178            11859
   May-00            12482            11167
   Jun-00            14003            12141
   Jul-00            13478            11750
   Aug-00            14924            12647
   Sep-00            14164            12275
   Oct-00            13146            11727
   Nov-00            11325            10523
   Dec-00            12156            11427
   Jan-01            12795            12022
   Feb-01            11698            11233
   Mar-01            10879            10684
   Apr-01            11927            11520
   May-01            12325            11803
   Jun-01            12674            12210
   Jul-01            12168            11550
   Aug-01            11590            11177
   Sep-01            10012             9672
   Oct-01            10518            10238
   Nov-01            11421            11030
   Dec-01            12144            11711
   Jan-02            11951            11589
   Feb-02            11612            11272
   Mar-02            12520            12178
   Apr-02            12471            12289
   May-02            12060            11743
   Jun-02            11164            11161
   Jul-02             9469             9475
   Aug-02             9323             9452
   Sep-02             8476             8773
   Oct-02             8694             9055
   Nov-02             9481             9862
   Dec-02             8997             9313
   Jan-03             8864             9055
   Feb-03             8585             8782
   Mar-03             8573             8895
30-Apr-03             9384             9738

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Small-Cap Blend Fund category for the six-month, one- and five-year periods was 349, 342 and 190, respectively.


Schwab MarketMasters Funds(TM)

SCHWAB SMALL-CAP MARKETMASTERS FUND (TM)

Fund Facts as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                                 INVESTMENT STYLE
MARKET CAP              Value         Blend       Growth
   Large                 / /           / /          / /
   Medium                / /           / /          / /
   Small                 / /           /X/          / /

STATISTICS

NUMBER OF HOLDINGS                                    318
---------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                $    641
---------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                           27.1
---------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                2.2
---------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                              49%
---------------------------------------------------------
EXPENSE RATIO 3                                      1.55%
---------------------------------------------------------

TOP HOLDINGS 4

                                                 % OF
SECURITY                                      INVESTMENTS
---------------------------------------------------------
 (1)  COMPUTER HORIZONS CORP.                         1.1%
---------------------------------------------------------
 (2)  CENTENE CORP.                                   1.0%
---------------------------------------------------------
 (3)  KINROSS GOLD CORP.                              1.0%
---------------------------------------------------------
 (4)  BALDOR ELECTRIC CO.                             0.9%
---------------------------------------------------------
 (5)  PULTE CORP.                                     0.9%
---------------------------------------------------------
 (6)  FLOWSERVE CORP.                                 0.9%
---------------------------------------------------------
 (7)  CUMMINS ENGINE, INC.                            0.9%
---------------------------------------------------------
 (8)  KB HOME                                         0.9%
---------------------------------------------------------
 (9)  EFUNDS CORP.                                    0.9%
---------------------------------------------------------
(10)  OCEANEERING INTERNATIONAL, INC.                 0.8%
---------------------------------------------------------
      TOTAL                                           9.3%

INVESTMENT MANAGERS AND ALLOCATIONS

INVESTMENT MANAGER          INVESTMENT STYLE  % OF ASSETS
---------------------------------------------------------
ROYCE & ASSOCIATES,         Small-Cap Value      35.6%
LLC
---------------------------------------------------------
TCW INVESTMENT              Small/Mid-Cap        17.0%
MANAGEMENT COMPANY          Blend
---------------------------------------------------------
TOCQUEVILLE ASSET           Small-Cap Blend      24.6%
MANAGEMENT LP
---------------------------------------------------------
VEREDUS ASSET               Small-Cap Growth     21.6%
MANAGEMENT LLC
---------------------------------------------------------
CASH                        --                    1.2%
---------------------------------------------------------

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R)Index based on P/E, P/B and median market cap. The assessment reflects the fund as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                  Schwab MarketMasters Funds(TM)

SCHWAB SMALL-CAP MARKETMASTERS FUND (TM)  -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report,which describes the fund's business structure,accounting practices and other matters.Because this is a semiannual report,information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                   11/1/02-  11/1/01-      11/1/00-     11/1/99-      11/1/98-  11/1/97-
                                                   4/30/03   10/31/02      10/31/01     10/31/00      10/31/99  10/31/98
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               7.18      8.73         12.27        11.04          8.51      9.93
                                                   ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                     (0.04)     0.04          0.41         0.39          0.24      0.21
  Net realized and unrealized gains or losses        0.61     (1.54)        (2.68)        1.30          2.34     (1.36)
                                                   ---------------------------------------------------------------------
  Total income or loss from investment operations    0.57     (1.50)        (2.27)        1.69          2.58     (1.15)

Less distributions:
  Dividends from net investment income              (0.00) 6  (0.03)        (0.55)       (0.46)        (0.05)    (0.24)
  Distributions from net realized gains                --     (0.02)        (0.72)          --            --     (0.03)
                                                   ---------------------------------------------------------------------
  Total distributions                                  --     (0.05)        (1.27)       (0.46)        (0.05)    (0.27)
                                                   ---------------------------------------------------------------------
Net asset value at end of period                     7.75      7.18          8.73        12.27         11.04      8.51
                                                   ---------------------------------------------------------------------
Total return (%)                                     7.94 1  (17.34)       (19.99)       15.17         30.38    (11.84)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 1.55 2    0.84 4,5      0.50 4       0.50 3,4      0.50 4    0.50 4
Expense reductions reflected in above ratio          0.26 2    0.38          0.41         0.41          0.51      0.69
Ratio of net investment income or loss to
  average net assets                                (0.94) 2   0.06          4.17         2.86          2.23      2.65
Portfolio turnover rate                                49 1     324           172          128           145       166
Net assets, end of period ($ x 1,000,000)              82        81           111          162           123       129

1 Not annualized.

2 Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

5 Would have been 0.93% if certain non-routine expenses (proxy fees) had been included.

6 Per-share amount was less than $0.01.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

  o Non-income producing security

  = Collateral for open futures contracts

  * American Depositary Receipt

                               COST       MARKET VALUE
HOLDINGS BY CATEGORY         ($x1,000)     ($x1,000)
------------------------------------------------------
95.4%  COMMON STOCK            82,041         78,015

 4.6%  SHORT-TERM
       INVESTMENTS              3,793          3,793
------------------------------------------------------
100.0% TOTAL INVESTMENTS       85,834         81,808

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)

      COMMON STOCK 95.4% of investments

      AEROSPACE / DEFENSE  0.5%
      --------------------------------------------------------------
      Gencorp., Inc.    20,000                                   152
    o Veeco Instruments, Inc.    14,700                          236
                                                         -----------
                                                                 388

      AIR TRANSPORTATION  1.4%
      --------------------------------------------------------------
    o Continental Airlines, Inc.    12,100                       110
      Delta Air Lines, Inc.    32,200                            412
      Jetblue Airways Corp.    5,550                             175
    o Mesa Airlines, Inc.    26,100                              140
      Southwest Airlines, Inc.    20,800                         332
                                                         -----------
                                                               1,169

      APPAREL  1.0%
      --------------------------------------------------------------
    o Hartmarx Corp.    102,500                                  239
      Phillips-Van Heusen Corp.    8,500                         113
    o The Dixie Group, Inc.    35,700                            107
    o The Warnaco Group, Inc.    14,900                          164
    o Tommy Hilfiger Corp.    25,000                             205
                                                         -----------
                                                                 828

      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  1.5%
      --------------------------------------------------------------
  (7) Cummins Engine, Inc.    26,900                             729
      Dana Corp.    21,400                                       199
    o Fleetwood Enterprises, Inc.    13,500                       68
    o National RV Holdings, Inc.    29,700                       116
      Spartan Motors, Inc.    15,000                             140
                                                         -----------
                                                               1,252

      BANKS  1.7%
      --------------------------------------------------------------
      BankNorth Group, Inc.    13,600                            325
      Mellon Financial Corp.    11,600                           308
      North Fork Bancorp, Inc.    4,400                          142
    o Silicon Valley Bancshares    7,500                         175
      Valley National Bancorp    4,935                           131
      Zions Bancorp 6,200                                        305
                                                         -----------
                                                               1,386

      BUSINESS MACHINES & SOFTWARE  4.9%
      --------------------------------------------------------------
    o Ascential Software Corp.    146,000                        561
 o(1) Computer Horizons Corp.    223,700                         937
    o Concurrent Computer Corp.    18,300                         37
    o Cray, Inc. 27,500                                          208
    o DIGI International, Inc.    64,900                         275
    o Hypercom Corp.    47,000                                   219
    o Input Output, Inc.    13,400                                42
    o Interphase Corp.    52,000                                 260
    o Intervoice, Inc.    86,200                                 149
    o Maxtor Corp.    52,500                                     289
    o MSC Software Corp.    27,000                               167
    o Systems & Computer Technology Corp.    69,700              500
    o Unisys Corp.    13,600                                     141
    o White Electronics Designs Corp.    27,500                  215
                                                         -----------
                                                               4,000

      BUSINESS SERVICES  11.7%
      --------------------------------------------------------------
      Analogic Corp.    4,000                                    191
    o Ansoft Corp.    32,500                                     277
    o Aspen Technology, Inc.     98,400                          329
      Bowne & Co., Inc.     13,000                               147
    o Carreker Corp.    40,000                                   150
    o Cerner Corp.     6,400                                     128
    o Ciber, Inc.    600                                           3


                                                            See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND (TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
    o Computer Task Group, Inc.    56,000                        124
    o Connective Therapeutics, Inc.    11,700                    198
    o Credence Systems Corp.    28,500                           202
    o Documentum, Inc.    7,400                                  136
    o Dot Hill Systems Corp.    43,100                           289
 o(9) eFunds Corp.    77,800                                     712
    o Epicor Software Corp.    81,800                            230
    o Epresence, Inc.    82,500                                  165
    o Gentiva Health Services, Inc.    8,200                      75
    o Harris Interactive, Inc.    19,200                          92
    o Hyperion Solutions Corp.    6,800                          192
    o Internap Network Services Corp.    56,500                   25
      Interpublic Group of Cos., Inc.    22,200                  253
    o Invitrogen Corp.    4,500                                  147
    o Keane, Inc.    42,600                                      411
    o Legato Systems, Inc.    22,300                             132
    o LendingTree, Inc.    18,400                                261
    o Mapics, Inc.    40,000                                     240
    o MCSI, Inc.    36,400                                         3
    o Mentor Graphics Corp.    10,900                            113
    o Metasolv, Inc.    56,900                                    75
    o Modem Media Poppe Tyson, Inc.    76,800                    160
    o Network Associates, Inc.    20,300                         232
    o Parametric Technology Corp.    58,400                      193
    o Phoenix Technologies Ltd.    26,000                        118
    o Planar Systems, Inc.    15,000                             264
      Reynolds & Reynolds Co., Class A    10,200                 294
    o Sina Corp.    21,100                                       208
    o Stericycle, Inc.    15,600                                 613
    o Technology Solutions Corp.    45,300                        52
    o Teledyne Technologies, Inc.    18,300                      258
    o Tetra Technologies, Inc.    12,700                         338
    o Universal Electronics, Inc.    22,500                      235
    o Unova, Inc.    88,900                                      654
    o Valueclick, Inc.    53,100                                 215
    o Volt Information Sciences, Inc.    16,000                  212
    o Watchguard Technologies, Inc.    27,200                    120
    o Wireless Facilities, Inc.    10,500                         73
                                                         -----------
                                                               9,539

      CHEMICAL  2.9%
      --------------------------------------------------------------
      A. Schulman, Inc.    13,100                                214
    o Applied Extrusion Technologies, Inc.    57,500             113
      Calgon Carbon Corp.    50,000                              255
      Deswell Industries, Inc.    16,500                         264
    o Gundle Environmental Systems, Inc.    22,000               268
      MacDermid, Inc.    10,000                                  227
      Olin Corp.    18,100                                       328
      Polyone Corp.    47,800                                    221
      Quaker Chemical Corp.    7,500                             168
      Rohm & Haas Co.    4,500                                   149
      Wellman, Inc.    16,500                                    189
                                                         -----------
                                                               2,396

      CONSTRUCTION  5.1%
      --------------------------------------------------------------
      D.R. Horton, Inc.    17,700                                420
    o Dominion Homes, Inc.    2,000                               34
    o EMCOR Group, Inc.    6,300                                 322
    o Hovanian Enterprises, Inc.    9,500                        378
  (8) KB Home    14,700                                          724
  (5) Pulte Corp.    12,900                                      748
      The Ryland Group, Inc.    11,600                           629
      Standard Pacific Corp.    10,400                           315
    o Toll Brothers, Inc.    10,800                              251
    o Westell Technologies, Inc., Class A    59,500              262
    o Wilsons, The Leather Experts, Inc.    18,200                90
                                                         -----------
                                                               4,173

      CONSUMER DURABLE  0.7%
      --------------------------------------------------------------
      Bush Industries, Inc., Class A    89,100                   227
    o Champion Enterprises, Inc.    62,700                       152
    o Griffon Corp.    13,500                                    184
                                                         -----------
                                                                 563

      CONSUMER NON-DURABLE  2.2%
      --------------------------------------------------------------
    o A.T. Cross Co.    38,900                                   199
    o CBRL Group, Inc.    7,900                                  252
    o Centillium Communications, Inc.    42,500                  246
    o Champs Entertainment, Inc.    16,000                        84
      IHOP Corp.    11,500                                       303


See financial notes.

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      Oneida Ltd.    18,000                                      199
    o P.F. Chang's China Bistro, Inc.    4,300                   180
    o Steinway Musical Instruments, Inc.    14,000               197
    o Topps, Inc.    11,500                                      107
                                                         -----------
                                                               1,767

      CONTAINERS  0.1%
      --------------------------------------------------------------
    o Graphic Packaging International Corp.    18,700             94

      DRUGS 0.1%
      --------------------------------------------------------------
    o Neurocrine Biosciences, Inc.    1,000                       45

      ELECTRONICS  14.8%
      --------------------------------------------------------------
    o Agere Systems, Inc.    96,100                              172
    o Agere Systems, Inc., Class B    170,300                    291
    o Allen Group, Inc.    19,400                                262
    o Alliant Techsystems, Inc.    4,500                         242
    o Anadigics, Inc.    39,400                                   82
    o Anixter International, Inc.    8,900                       205
    o Arris Group, Inc.    52,000                                203
    o Arrow Electronics, Inc.    12,300                          208
    o Bell Microproducts, Inc.    41,900                         192
    o Brooks Automation, Inc.    22,000                          186
    o C-COR.Net Corp.    64,500                                  220
    o Captaris, Inc.    116,000                                  371
    o Celestica, Inc.    7,200                                    83
    o Computer Network Technology    26,000                      147
    o Comtech Telecommunications Corp.    23,000                 334
      CTS Corp.    40,500                                        338
    o FSI International, Inc.    64,500                          152
    o Genesis Microchip, Inc.    13,100                          225
    o Gerber Scientific, Inc.    36,500                          301
    o Good Guys, Inc.    80,000                                  130
    o Harmonic Lightwaves, Inc.    46,900                        163
      Keithley Instruments, Inc.    15,500                       189
    o KLA-Tencor Corp.    4,200                                  172
    o Lecroy Corp.    8,800                                       89
    o LSI Logic Corp.    52,200                                  280
    o Macromedia, Inc.    15,200                                 192
    o Manufacturers Services Ltd.    58,500                      225
    o Maxwell Technologies, Inc.    25,000                       147
    o MEMC Electronic Materials, Inc.    25,100                  298
    o Microsemi Corp.    9,100                                   107
      MTS Systems Corp.    13,500                                169
    o National Semiconductor Corp.    23,425                     439
    o Netopia, Inc.    80,000                                    179
      Park Electrochemical Corp.    12,500                       223
      PerkinElmer, Inc.    22,700                                225
    o Pinnacle Systems, Inc.    9,300                             88
    o PLX Technology, Inc.    20,100                              56
    o Powerwave Technologies, Inc.    107,900                    434
    o Rayovac Corp.    45,400                                    472
    o Rex Stores Corp.    17,500                                 188
    o Standard Microsystems Corp.    13,800                      175
      Symbol Technologies, Inc.    17,800                        195
    o Symmetricom, Inc.    60,000                                247
    o Tektronix, Inc.    15,800                                  297
    o Teradyne, Inc.    35,500                                   412
    o Triquint Semiconductor, Inc.    57,500                     202
    o TTM Technologies, Inc.    24,600                           116
    o Tweeter Home Entertainment Group, Inc.    22,000           127
    o Varian Semiconductor Equipment
      Associates, Inc.    8,000                                  184
    o Vicor Corp.    26,100                                      175
    o Vishay Intertechnology, Inc.    49,800                     622
    o Vitesse Semiconductor, Inc.    40,400                      126
      Waters Corp.    7,800                                      187
    o Western Wireless Corp. Class A    17,200                   105
    o Xicor, Inc.    44,200                                      263
                                                         -----------
                                                              12,112

      ENERGY: RAW MATERIALS  2.1%
      --------------------------------------------------------------
      Cabot Oil & Gas, Inc.    9,000                             220
    o Cooper Cameron Corp.    2,500                              120
      Devon Energy Corp.    2,700                                128
      ENSCO International, Inc.    4,600                         117
    o Forest Oil Corp.    5,000                                  104
    o Key Energy Group, Inc.    28,100                           283
    o Swift Energy Co.    24,500                                 204
    o Tesco Corp.    23,000                                      244
    o Trico Marine Services, Inc.    52,200                      103


                                                            See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND (TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)

    o Xanser Corp.    126,000                                    220
                                                         -----------
                                                               1,743

      FOOD & AGRICULTURE  2.6%
      --------------------------------------------------------------
      Delta & Pineland Co.    22,500                             523
    o Galaxy Nutritional Foods, Inc.    80,500                   141
    o Hain Celestial Group, Inc.    23,200                       400
    o International Multifoods Corp.    25,700                   492
    o Lesco, Inc.    16,100                                      169
    o Terra Industries, Inc.    110,000                          171
    o Wild Oats Markets, Inc.    21,500                          233
                                                         -----------
                                                               2,129

      GOLD  1.0%
      --------------------------------------------------------------
 o(3) Kinross Gold Corp.    130,181                              797

      HEALTHCARE / DRUGS & MEDICINE  11.8%
      --------------------------------------------------------------
    o Accredo Heath, Inc.    8,800                               130
    o Align Technology, Inc.    3,300                             25
    o Amerigroup Corp.    11,600                                 338
    o Apogent Technologies, Inc.    21,300                       366
      Bausch & Lomb, Inc.    12,900                              454
      Beckman Coulter, Inc.    6,900                             268
    o Cardiodynamics International Corp.    99,500               275
 o(2) Centene Corp.    26,128                                    837
    o Chattem, Inc.    14,100                                    193
    o Cholestech Corp.    29,925                                 346
    o Columbia Laboratories, Inc.    49,500                      244
    o Conventry Healthcare, Inc.    9,200                        375
    o Covance, Inc.    10,600                                    188
    o Cytec Corp.    25,000                                      330
    o Eon Labs, Inc.    9,400                                    288
    o First Horizon Pharmaceutical Corp.    15,600                42
    o Health Net, Inc.    9,700                                  253
    o Humana, Inc.    62,000                                     685
    o Intuitive Surgical, Inc.    38,300                         239
    o Ivax Corp.    36,900                                       593
    o Merit Medical Systems, Inc.    4,300                        84
    o Mid Atlantic Medical Services, Inc.    5,900               257
    o MIM Corp.    23,000                                        168
      Omnicare, Inc.    24,100                                   639
      Owens & Minor, Inc.       8,000                            149
    o Pharmaceutical Product Development, Inc.    15,500         406
    o Pharmacopeia, Inc.    11,200                               100
    o Province Healthcare Co.    48,400                          484
    o PSS World Medical, Inc.    17,300                          104
    o Quest Medical, Inc.    4,100                               172
    o Sicor, Inc.    14,900                                      267
    o Transgenomic, Inc.    75,000                                86
    o Viasys Healthcare, Inc.    17,100                          277
                                                         -----------
                                                               9,662

      HOUSEHOLD PRODUCTS  0.2%
      --------------------------------------------------------------
    o Estee Lauder Cos., Inc., Class A    5,500                  179

      INSURANCE  1.1%
      --------------------------------------------------------------
      First American Financial Corp.    13,800                   366
      Hooper Holmes, Inc.    24,800                              150
      Horace Mann Educators Corp.    15,000                      222
    o The Phoenix Cos., Inc.    16,000                           126
                                                         -----------
                                                                 864

      MEDIA  1.5%
      --------------------------------------------------------------
      Belo Corp., Class A    4,600                               104
    o Journal Register Co.    11,200                             198
      Meredith Corp.    4,400                                    190
    o Metro Goldwyn Mayer, Inc.    32,835                        366
    o Network Equipment Technologies, Inc.    49,900             358
                                                         -----------
                                                               1,216

      MISCELLANEOUS  0.9%
      --------------------------------------------------------------
    o Aquantive, Inc.    31,400                                  206
    o Mantech International Corp., Class A    10,600             165
    o Openwave Systems, Inc.    65,900                           114
    o Portfolio Recovery Associates, Inc.    4,700               128
    o Silicon Image, Inc.    14,800                               89
    o Surebeam Corp.    21,800                                    63
                                                         -----------
                                                                 765

      MISCELLANEOUS FINANCE  2.1%
      --------------------------------------------------------------
      Countrywide Credit Industries, Inc.    5,400               365
    o eSpeed, Inc., Class A    21,500                            281


See financial notes.

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)

      IPC Holdings Ltd.    5,100                                 175
      Jefferies Group, Inc.    9,900                             384
      MDC Holdings, Inc.    10,300                               475
                                                         -----------
                                                               1,680

      MISCELLANEOUS MANUFACTURING INDUSTRIES  0.0%
      --------------------------------------------------------------
    o Pro Assuarance, Inc.    600                                 16

      NON-FERROUS METALS  0.8%
      --------------------------------------------------------------
      Century Aluminum Co.     32,500                            216
    o Phelps Dodge Corp.    5,700                                178
    o Titanium Metals Corp.    11,550                            280
                                                         -----------
                                                                 674

      OIL: DOMESTIC  5.5%
      --------------------------------------------------------------
    o Core Laboratories NV    46,000                             460
    o Global Industry Ltd.    155,500                            690
    o Gulfmark Offshore, Inc.    10,300                          136
    o Patterson Energy, Inc.    11,900                           394
    o Pioneer Natural Resources Co.    14,700                    352
      Pogo Producing Co.    8,600                                341
    o Pride International, Inc.    32,500                        504
      St. Mary Land & Exploration Co.    10,200                  261
    o Ultra Petroleum Corp.    24,900                            249
    o Varco International, Inc.    33,200                        584
    o W-H Energy Services, Inc.    11,700                        211
    o Westport Resources Corp.    17,000                         354
                                                         -----------
                                                               4,536

      OIL: INTERNATIONAL  0.2%
      --------------------------------------------------------------
    * Pengrowth Energy Trust    18,500                           187

      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------
      BMC Industries, Inc.    122,500                            178

      PAPER & FOREST PRODUCTS  0.4%
      --------------------------------------------------------------
      Longview Fibre Co.    22,600                               172
    o Lydall, Inc.    12,900                                     123
                                                         -----------
                                                                 295

      PRODUCER GOODS & MANUFACTURING  7.8%
      --------------------------------------------------------------
  (4) Baldor Electric Co.    33,700                              749
      Circor International, Inc.    17,500                       286
      Dover Corp.    9,300                                       267
 o(6) Flowserve Corp.    47,600                                  735
    o Gardner Denver, Inc.    8,500                              169
    o GSI Lumonics, Inc.    29,500                               129
    o Ionics, Inc.    34,700                                     659
      JLG Industries, Inc.    24,000                             131
    o Kos Pharmaceuticals, Inc.    7,700                         157
      Lennox International, Inc.    13,500                       201
    o Lone Star Technologies, Inc.    12,700                     270
    o Merix Corp.    30,000                                      132
    o Moog, Inc., Class A    5,500                               175
o(10) Oceaneering International, Inc.    30,700                  693
      Pall Corp.    32,300                                       682
      Regal Beloit Corp.    15,000                               257
      Steelcase, Inc.    48,500                                  465
      York International Corp.    8,600                          205
                                                         -----------
                                                               6,362

      RAILROAD & SHIPPING  0.6%
      --------------------------------------------------------------
    o Omi Corp. 46,500                                           225
    o Stelmar Shipping Ltd.     15,000                           228
                                                         -----------
                                                                 453

      REAL PROPERTY  0.1%
      --------------------------------------------------------------
      Saint Joe Corp.    3,200                                    94

      RETAIL  4.1%
      --------------------------------------------------------------
    o American Eagle Outfitters, Inc.    17,800                  312
    o Bombay Co., Inc.    16,400                                 138
      Brown Group, Inc.    4,500                                 132
    o Burlington Coat Factory Warehouse Corp.
      14,000                                                     249
    o Chico's FAS, Inc.    15,300                                372
      Claire's Stores, Inc.    14,300                            372
    o Coldwater Creek, Inc.    11,000                            107
    o InterTan, Inc.    28,500                                   172
      J.C. Penny Co., Inc.    12,100                             206
      Longs Drug Stores Co.    15,100                            234
    o Saks, Inc.    27,500                                       246
      Talbots, Inc.    9,700                                     278
    o Tractor Supply Co.    7,700                                326
    o West Marine, Inc.    10,000                                163
    o Wetseal, Inc., Class A    7,400                             75
                                                         -----------
                                                               3,382


See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND (TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)

      TELEPHONE  0.4%
      --------------------------------------------------------------
    o General Communication, Inc.    30,000                      186
      Inter-Tel, Inc. Class A    7,300                           120
    o ITXC Corp.    20,200                                        33
                                                         -----------
                                                                 339

      TRAVEL & RECREATION  2.7%
      --------------------------------------------------------------
    o Alliance Gaming Corp.    24,500                            391
      Carnival Corp.    7,500                                    207
    o Dick's Sporting Goods, Inc.    8,500                       256
      Nam Tai Electronics, Inc.    6,000                         163
    o Orient Express Hotels Ltd.    22,000                       248
      Regal Entertainment Group, Class A
      10,200                                                     200
    o Starwood Hotel & Resorts Worldwide,
      Inc.    12,400                                             333
      Station Casinos, Inc.    11,500                            248
    o Vail Resorts, Inc.    15,000                               180
                                                         -----------
                                                               2,226

      TRUCKING & FREIGHT  0.5%
      --------------------------------------------------------------
      Arkansas Best Corp.    8,000                               203
    o Covenant Transportation, Inc., Class A
      10,000                                                     182
                                                         -----------
                                                                 385

      UTILITIES: ELECTRIC & GAS  0.2%
      --------------------------------------------------------------
      Williams Cos., Inc.    20,300                              141

      SECURITY                         FACE VALUE        MKT. VALUE
        RATE, MATURITY DATE            ($ x 1,000)       ($ x 1,000)
      SHORT-TERM INVESTMENTS  4.6% of investments

      U.S. GOVERNMENT SECURITIES  0.1%
      --------------------------------------------------------------
    = U.S. Treasury Bill
        1.13%, 06/19/03                        100               100

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
      OTHER INVESTMENT COMPANIES  4.5%
      --------------------------------------------------------------
    = Provident Institutional Funds--
      TempFund 3,693,334                                       3,693
      --------------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------
Investments, at market value                                     $81,808 a
Receivables:
  Fund shares sold                                                    41
  Dividends                                                           22
  Investments sold                                                   989
Prepaid expenses                                            +          2
                                                            ------------
TOTAL ASSETS                                                      82,862

LIABILITIES
------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                11
  Investments bought                                                 401
  Investment adviser and administrator fees                           10
  Transfer agency and shareholder service fees                         2
Accrued expenses                                            +         39
                                                            ------------
TOTAL LIABILITIES                                                    463

NET ASSETS
------------------------------------------------------------------------
TOTAL ASSETS                                                      82,862
TOTAL LIABILITIES                                           -        463
                                                            ------------
NET ASSETS                                                       $82,399

NET ASSETS BY SOURCE
Capital received from investors                                  119,653
Distributions in excess of net investment income                    (375)
Net realized capital losses                                      (32,853) b
Net unrealized capital losses                                     (4,026) b

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =     NAV
$82,399          10,631            $7.75

a The fund paid $85,834 for these securities. Not counting short-term obligations and government securities, the fund paid $37,442 for securities during the report period and received $43,442 from securities it sold or that matured.

b These derive from investments and futures.

FEDERAL TAX DATA
------------------------------------------------------------------------
PORTFOLIO COST                                                   $86,716
NET UNREALIZED GAINS AND LOSSES:
Gains                                                            $ 7,042
Losses                                                      +    (11,950)
                                                            ------------
                                                                 ($4,908)

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                       $3
Long-term capital gains                                              $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                           Loss amount:
2009                                                             $15,091
2010                                                        +     10,153
                                                            ------------
                                                                 $25,244


                                                            See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) -- Financials

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------
Dividends                                                  $244 a
Interest                                           +          2
                                                   ------------
TOTAL INVESTMENT INCOME                                     246

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------
Net realized losses on investments sold                  (6,983)
Net realized gains on futures contracts            +         63
                                                   ------------
NET REALIZED LOSSES                                      (6,920)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------
Net unrealized gains on investments                      13,586
Net unrealized losses on futures contracts         +        (59)
                                                   ------------
NET UNREALIZED GAINS                                     13,527

EXPENSES
---------------------------------------------------------------
Investment adviser and administrator fees                   521 b
Transfer agent and shareholder service fees                 100 c
Trustees' fees                                                3 d
Custodian and portfolio accounting fees                      54
Professional fees                                            15
Registration fees                                             6
Shareholder reports                                          18
Other expenses                                     +          8
                                                   ------------
Total expenses                                              725
Expense reduction                                  -        104 e
                                                   ------------
NET EXPENSES                                                621

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     246
NET EXPENSES                                       -        621
                                                   ------------
NET INVESTMENT LOSS                                        (375)
NET REALIZED LOSSES                                      (6,920) f
NET UNREALIZED GAINS                               +     13,527 f
                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                   $6,232

a An additional $3 was withheld for foreign taxes.

b Calculated as 1.30% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 1.55% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $6,607.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
-----------------------------------------------------------------------------
                                           11/1/02-4/30/03   11/1/01-10/31/02
Net investment income or loss                        ($375)               $63
Net realized losses                                 (6,920)            (9,332)
Net unrealized gains or losses                   +  13,527             (7,786)
                                           ----------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                      6,232            (17,055)

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------
Dividends from net investment income                     3                332
Distributions from net realized gains            +      --                307
                                           ----------------------------------
TOTAL DISTRIBUTIONS PAID                                $3               $639 a

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------
                             11/1/02-4/30/03             11/1/01-10/31/02
                           QUANTITY      VALUE      QUANTITY       VALUE
Shares sold                      281       $2,073      1,228          $11,362
Shares reinvested                 --            3         63              639
Shares redeemed            +  (1,002)      (7,392)    (2,698)         (24,170)
                          ---------------------------------------------------
NET DECREASE                    (721)     ($5,316)    (1,407)        ($12,169)


SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------
                                   11/1/02-4/30/03         11/1/01-10/31/02
                                SHARES    NET ASSETS    SHARES     NET ASSETS
Beginning of period              11,352     $81,486       12,759     $111,349
Total increase or decrease    +    (721)        913       (1,407)     (29,863) b
                              -----------------------------------------------
END OF PERIOD                    10,631     $82,399       11,352      $81,486 c

a The tax-basis components of distributions paid for the prior period are:

Ordinary income           $332
Long-term capital gains   $307

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares,minus distributions paid.

c Includes distributions in excess of net investment income in the amount of $375 for the current period and net investment income not yet distributed in the amount of $3 at the end of the prior period.


                                                            See financial notes.

Schwab International MarketMasters Fund(TM)

Performance as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with the MSCI-EAFE(R)Index and the Morningstar Foreign Stock Fund category.

[BAR CHART]

                                   FUND                    MSCI-EAFE INDEX          CATEGORY AVERAGE
6 MONTHS                           2.52%                       1.81%                      1.38%
1 YEAR                           -19.35%                     -16.27%                    -17.62%
5 YEARS                            0.42%                      -5.52%                     -5.04%
SINCE INCEPTION : 10/16/96         4.36%                      -1.69%                       n/a

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the MSCI-EAFE Index.

$13,224 FUND
$8,943 MSCI-EAFE INDEX

                 FUND                 MSCI-EAFE Index
16-Oct-96       10000                    10000
   Oct-96        9910                     9836
   Nov-96       10220                    10228
   Dec-96       10313                    10096
   Jan-97       10426                     9742
   Feb-97       10599                     9902
   Mar-97       10558                     9938
   Apr-97       10609                     9991
   May-97       11209                    10641
   Jun-97       11697                    11227
   Jul-97       11962                    11409
   Aug-97       11199                    10557
   Sep-97       11830                    11148
   Oct-97       11046                    10291
   Nov-97       10894                    10186
   Dec-97       11016                    10274
   Jan-98       11146                    10744
   Feb-98       11925                    11434
   Mar-98       12670                    11786
   Apr-98       12952                    11879
   May-98       13265                    11821
   Jun-98       13157                    11911
   Jul-98       13525                    12031
   Aug-98       11654                    10540
   Sep-98       11006                    10217
   Oct-98       11438                    11281
   Nov-98       12011                    11859
   Dec-98       12481                    12327
   Jan-99       12820                    12290
   Feb-99       12415                    11998
   Mar-99       12853                    12498
   Apr-99       13815                    13004
   May-99       13170                    12335
   Jun-99       14428                    12816
   Jul-99       14985                    13196
   Aug-99       15248                    13245
   Sep-99       15401                    13379
   Oct-99       16232                    13881
   Nov-99       18683                    14362
   Dec-99       21819                    15652
   Jan-00       21236                    14658
   Feb-00       24410                    15052
   Mar-00       23356                    15636
   Apr-00       21149                    14814
   May-00       20120                    14452
   Jun-00       21100                    15018
   Jul-00       20554                    14388
   Aug-00       21249                    14513
   Sep-00       20120                    13806
   Oct-00       19253                    13481
   Nov-00       18050                    12975
   Dec-00       18672                    13436
   Jan-01       18893                    13440
   Feb-01       17883                    12434
   Mar-01       16680                    11590
   Apr-01       17538                    12386
   May-01       17496                    11928
   Jun-01       17178                    11438
   Jul-01       16639                    11240
   Aug-01       16182                    10979
   Sep-01       14495                     9867
   Oct-01       14937                    10120
   Nov-01       15588                    10493
   Dec-01       16028                    10555
   Jan-02       15659                     9994
   Feb-02       15762                    10064
   Mar-02       16515                    10609
   Apr-02       16397                    10679
   May-02       16338                    10815
   Jun-02       15674                    10384
   Jul-02       14006                     9359
   Aug-02       13947                     9338
   Sep-02       12368                     8335
   Oct-02       12899                     8782
   Nov-02       13548                     9181
   Dec-02       13092                     8873
   Jan-03       12560                     8503
   Feb-03       12103                     8308
   Mar-03       11911                     8145
30-Apr-03       13224                     8943

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Foreign Stock Fund category for the six-month, one- and five-year periods was 938,898 and 516, respectively.

Schwab MarketMasters Funds(TM)

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM)

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

                                                       % OF
SECURITY                                           INVESTMENTS
--------------------------------------------------------------
 (1) DIAGEO PLC                                          1.9%
--------------------------------------------------------------
 (2) GLAXOSMITHKLINE PLC                                 1.4%
--------------------------------------------------------------
 (3) VIVENDI UNIVERSAL SA                                1.3%
--------------------------------------------------------------
 (4) ERICSSON TELEFONAB LM AB Class B                    1.3%
--------------------------------------------------------------
 (5) EURONEXT NV                                         1.3%
--------------------------------------------------------------
 (6) SAN PAOLO IMI SPA                                   1.3%
--------------------------------------------------------------
 (7) GRUPO TELEVISA SA DE CV                             1.3%
--------------------------------------------------------------
 (8) AVENTIS SA                                          1.3%
--------------------------------------------------------------
 (9) BANQUE NATIONAL DE PARIS                            1.3%
--------------------------------------------------------------
(10) AEGIS GROUP PLC                                     1.2%
--------------------------------------------------------------
     TOTAL                                              13.6%

STATISTICS

NUMBER OF HOLDINGS                                       321
--------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                  $   4,898
--------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                              21.0
--------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                   3.2
--------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                 40%
--------------------------------------------------------------
EXPENSE RATIO 3                                         1.65%
--------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

INVESTMENT MANAGER         INVESTMENT STYLE        % OF ASSETS
--------------------------------------------------------------
AMERICAN CENTURY            International             19.7%
INVESTMENT                  Small Company
MANAGEMENT, INC.
--------------------------------------------------------------
ARTISAN PARTNERS            International             20.3%
LIMITED PARTNERSHIP         Growth
--------------------------------------------------------------
HARRIS ASSOCIATES L.P.      International             35.9%
                            Value
--------------------------------------------------------------
WILLIAM BLAIR &             International             21.7%
COMPANY, LLC                Growth
--------------------------------------------------------------
CASH                        --                         2.4%
--------------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).

                                                  Schwab MarketMasters Funds(TM)

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure,accounting practices and other matters. Because this is a semiannual report,information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                   11/1/02-  11/1/01-      11/1/00-     11/1/99-      11/1/98-  11/1/97-
                                                   4/30/03   10/31/02      10/31/01     10/31/00      10/31/99  10/31/98
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               8.74      10.80        15.53        14.84         10.58     10.86
                                                   ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.02       0.10         0.73         0.53          0.11      0.34
  Net realized and unrealized gains or losses        0.20      (1.43)       (3.90)        2.49          4.28      0.02
                                                   ---------------------------------------------------------------------
  Total income or loss from investment operations    0.22      (1.33)       (3.17)        3.02          4.39      0.36

Less distributions:
  Dividends from net investment income              (0.00) 6   (0.07)       (0.77)       (0.49)        (0.13)    (0.34)
  Distributions from net realized gains                --      (0.66)       (0.79)       (1.84)           --     (0.30)
                                                   ---------------------------------------------------------------------
  Total distributions                                  --      (0.73)       (1.56)       (2.33)        (0.13)    (0.64)
                                                   ---------------------------------------------------------------------
Net asset value at end of period                     8.96       8.74        10.80        15.53         14.84     10.58
                                                   ---------------------------------------------------------------------
Total return (%)                                     2.52 1   (13.65)      (22.41)       18.61         41.92      3.55

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 1.65 2       0.93 4,5     0.50 4       0.50 3,4      0.50 4    0.50 4
Expense reductions reflected in above ratio          0.27 2       0.33         0.38         0.39          0.47      0.70
Ratio of net investment income to
  average net assets                                 0.52 2       0.60         5.13         1.94          0.94      2.96
Portfolio turnover rate                                40 1        158           51           80           249       236
Net assets, end of period ($ x 1,000,000)             208          206          215          278           104        74

1 Not annualized.

2 Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

5 Would have been 0.99% if certain non-routine expenses (proxy fees) had been included.

6 Per-share amount was less than $0.01.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 o   Non-income producing security

 *   American Depositary Receipt

 =   Collateral for open futures contracts

                                       COST         MARKET VALUE
HOLDINGS BY CATEGORY               ($ x 1,000)       ($ x 1,000)
----------------------------------------------------------------
 94.8% FOREIGN COMMON
       STOCK                            207,078          196,450
  0.2% COMMON STOCK                         394              427
  5.0% SHORT-TERM
       INVESTMENTS                       10,365           10,365
----------------------------------------------------------------
100.0% TOTAL INVESTMENTS                217,837          207,242

                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
      FOREIGN COMMON STOCK  94.8% of investments

      AUSTRALIA  3.3%
      ----------------------------------------------------------
      APN News & Media Ltd.    390,900                       825
      Billabong International Ltd.    51,000                 182
      Commonwealth Bank of Australia    17,850               304
      G.U.D. Holdings Ltd.    242,708                        613
      John Fairfax Holdings Ltd.    1,194,000              2,278
      Jubilee Mines NL    218,132                            251
      Macquarie Bank Ltd.    41,500                          651
      National Australia Bank Ltd.    9,117                  185
      Onesteel Ltd.    556,876                               596
      Toll Holdings Ltd.    87,500                           387
      West Australian Newspapers Holdings Ltd.
      187,300                                                621
                                                      ----------
                                                           6,893

      AUSTRIA  0.4%
      ----------------------------------------------------------
      Erste Bank der Oesterreichischen
      Sparkassen AG    6,250                                 494
      Mayr Melnhof Karton AG    4,530                        384
                                                      ----------
                                                             878
      BELGIUM  0.7%
      ----------------------------------------------------------
      Cofinimmo SA    4,800                                  584
      Colruyt NV    500                                       33
      Interbrew SA    35,600                                 794
                                                      ----------
                                                           1,411

      BERMUDA  0.3%
      ----------------------------------------------------------
    * Ace Ltd.    16,200                                     536

      BRAZIL  0.9%
      ----------------------------------------------------------
      Banco Bradesco SA    10,279,000                         43
      Banco Itau SA Preffered    645,700                      43
      Companhia de Bebidas das Americas
      1,881,600                                              380
    * Companhia de Bebidas Spon    1,100                      22
      Confeccoes Guararapes SA    17,505                      40
      Gerdau SA    23,400,000                                289
    o Petroleo Brasileiro SA    6,700                        124
   *o Telesp Celular Participacoes SA    46,300              178
      Usiminas SA    196,000                                 741
                                                      ----------
                                                           1,860

      CANADA  1.9%
      ----------------------------------------------------------
    o Coolbrands International, Inc.    77,800               428
    o Gildan Activewear, Inc.    22,100                      608
    o Kingsway Financial Services, Inc.
      33,150                                                 381
      Manulife Financial Corp.    27,400                     730
      Mega Bloks, Inc.    39,700                             637
    * Nortel Networks Corp.    17,600                         46
      Petro Canada    11,600                                 382
    o Shoppers Drug Mart Corp.    17,850                     297
      Suncor Energy, Inc.    26,050                          428
                                                      ----------
                                                           3,937

      CAYMAN ISLANDS 0.1%
      ----------------------------------------------------------
   *o Sina Corp.    20,000                                   197

      CHINA  0.7%
      ----------------------------------------------------------
    o CanWest Global Communications Corp.
      23,700                                                 135
    o Corus Entertainment, Inc.    16,900                    250
      Encana Corp.    17,000                                 557


                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
      Huaneng Power International, Inc.
      428,000                                                406
                                                      ----------
                                                           1,348

      CROATIA  0.7%
      ----------------------------------------------------------
    o Cogeco Cable, Inc.    17,800                           204
      Ensign Resource Service Group, Inc.
      48,100                                                 617
      Goldcorp, Inc.    12,500                               130
    o MacDonald, Dettwiler and Associates Ltd.
      10,850                                                 175
      Research in Motion Ltd.    21,000                      327
      Telus Corp.    6,000                                    87
                                                      ----------
                                                           1,540

      CZECH REPUBLIC  0.3%
      ----------------------------------------------------------
    o Unipetrol A/S    329,600                               554

      DENMARK  1.4%
      ----------------------------------------------------------
    o Bavarian Nordic A/S    7,587                           207
      GN Store Nord A/S    63,500                            217
      Group 4 Falck    25,000                                436
      H. Lundbeck A/S    12,400                              257
      Novo Nordisk A/S    13,800                             500
      Radiometer A/S    11,800                               674
    o TopDanmark Development A/S    20,100                   656
                                                      ----------
                                                           2,947

      EGYPT  0.1%
      ----------------------------------------------------------
      Egyptian Mobile Services    25,929                     208


      FINLAND  0.8%
      ----------------------------------------------------------
      Metso Oyj    171,100                                 1,623


      FRANCE  10.3%
      ----------------------------------------------------------
      April Group    15,500                                  225
  (8) Aventis SA    51,600                                 2,621
      AXA    50,075                                          761
  (9) Banque National de Paris    55,600                   2,610
      Bonduelle    2,500                                     190
      Carrefour SA    21,790                                 948
      Christian Dior SA    18,500                            659
    o JC Decaux SA    47,200                                 456
      Klepierre    6,000                                     272
      LVMH Moet Hennessy Louis Vutton SA
      11,000                                                 480
      Michelin (C.G.D.E.), CLB    33,500                   1,239
    o Neopost SA    54,500                                 1,885
      Pernod-Ricard    18,375                              1,613
      Publicis Groupe SA    105,500                        2,328
      Rhodia SA    50,710                                    317
      Rodriguez Group    7,200                               289
      Sanofi-Synthelabo SA    1,900                          113
      Societe Generale    12,200                             746
      STMicroelectronics NV    39,150                        809
  (3) Vivendi Universal SA    171,100                      2,788
                                                      ----------
                                                          21,349

      GERMANY  6.9%
      ----------------------------------------------------------
      Allianz AG    20,670                                 1,461
      Altana AG    5,300                                     261
      Bayerische Motoren-Werke AG    54,000                1,800
      Deutsche Boerse AG    17,400                           816
      Dragerwerk AG    14,100                                468
    o Freenet de AG    27,990                                597
      Henkel KGaA    36,500                                2,077
      Henkel KGaA - VORZUG    15,800                       1,026
      Linde AG    19,800                                     746
      Medion AG    9,600                                     359
      Muenchener Rueckversicherungs-
      Gesellschaft AG    11,175                            1,116
      Puma AG    3,180                                       305
      SAP AG    7,100                                        727
    o Singulus Technologies AG    23,909                     414
      Stada Arzneimittel AG    16,054                        840
      United Internet AG    49,538                           629
      Zapf Creaton AG    16,007                              586
                                                      ----------
                                                          14,228

      GREECE  0.9%
      ----------------------------------------------------------
      Coca-Cola Hellenic Bottling Company SA
      29,900                                                 437
      Folli-Follie SA    11,100                              124
      Germanos SA    15,196                                  216
   *o Stet Hellas Telecommunications SA
      44,000                                                 412

See financial notes.

                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
      Teletypos SA    103,473                                619
                                                     -----------
                                                           1,808

      HONG KONG  2.1%
      ----------------------------------------------------------
      Brilliance China Automotive Holdings Ltd.
      2,344,000                                              547
      China Pharmaceutical Enterprise &
      Investment Corp. Ltd.    2,308,000                     644
    o Convenience Retail Asia Ltd.    670,000                145
      Esprit Holdings Ltd.    112,550                        221
      Giordano International Ltd.    3,308,000               891
      Li & Fung Ltd.    278,200                              312
      Petrochina Co. Ltd.    165,400                          38
      Techtronic Industries Co. Ltd.    773,000              971
      Tong Ren Tang Technologies Co. Ltd.
      355,000                                                582
                                                     -----------
                                                           4,351

      INDIA 0.4%
      ----------------------------------------------------------
    * Doctor Reddy's Laboratories Ltd.    15,900             301
    * HDFC Bank Ltd.    14,000                               229
    * Infosys Technologies Ltd.    9,850                     405
                                                     -----------
                                                             935

      INDONESIA 0.4%
      ----------------------------------------------------------
      PT Kalbe Farma Tbk    9,436,000                        435
      PT Tempo Scan Pacific Tbk    318,200                   196
      Unilever Indonesia Tbk PT    59,000                    143
                                                     -----------
                                                             774

      IRELAND 0.6%
      ----------------------------------------------------------
      Allied Irish Banks PLC    940                           14
      Anglo Irish Bank Corp. PLC    67,900                   511
      Paddy Power PLC    37,260                              208
   *o Ryanair Holdings PLC    11,100                         440
                                                     -----------
                                                           1,173

      ISRAEL 1.1%
      ----------------------------------------------------------
   *o Orbotech Ltd.    112,000                             1,539
    * Teva Pharmaceutical Industries Ltd.
      15,100                                                 705
                                                     -----------
                                                           2,244

      ITALY 3.1%
      ----------------------------------------------------------
      Banco Popolare di Verona e Novara Scrl
      156,000                                              2,119
      Industria Machine Automatiche SPA
      7,600                                                   81
      Mediaset SPA    10,800                                  92
      Merloni Elettrodomestici SPA    24,900                 303
      Permasteelisa SPA    12,300                            224
      Saeco International Group SPA    25,700                 99
  (6) San Paolo IMI SPA    324,000                         2,672
      Telecom Italia SPA    168,700                          830
                                                     -----------
                                                           6,420

      JAPAN 12.2%
      ----------------------------------------------------------
      Arisawa Manufacturing Co. Ltd.    36,920               856
      Askul Corp.    8,200                                   238
      Belluna Co. Ltd.    5,350                              196
      Belluna Co. Ltd., Rights    535                         --
      Canon, Inc.    13,000                                  525
      Cawachi Ltd.    2,700                                  151
    o Chiyoda Corp.    150,000                               530
      Daiwa Securities Group, Inc.    457,000              1,797
      Don Quijote Co. Ltd.    2,600                          236
    o Eizo Nanao Corp.    13,200                             163
      Faith, Inc.    87                                      376
      Goe Co. Ltd.    111                                    458
      Honda Motor Co. Ltd.    34,800                       1,153
      Hoya Corp.    8,800                                    520
      Index Corp    42                                       211
      Intage, Inc.    31,400                                 329
      Japan Tobacco, Inc.    90                              524
      Kappa Create Co. Ltd.    4,550                         233
    o Kennedy-Wilson Japan    136                            190
      Keyence Corp.    4,290                                 690
      Komeri Co. Ltd.    10,300                              208
      Meitec Corp.    78,100                               1,984
      Melco, Inc.    9,400                                   184
      Mimasu Semiconductor Industry Co. Ltd.
      53,000                                                 593
      Moshi Moshi Hotline, Inc.    13,800                    544
      Nintendo Co. Ltd.    6,100                             477
      Nissan Motor Co. Ltd.    91,200                        700
      Nitto Denko Corp.    23,000                            661
      Nomura Holdings, Inc.    62,000                        614
      Noritsu Koki Co. Ltd.    24,000                        724
      Pigeon Corp.    21,800                                 214


                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                  ($ x 1,000)

      Pioneer Corp.    34,500                                691
      Plenus Co. Ltd    6,120                                163
      Promise Co. Ltd    14,000                              458
      Round One Corp.    223                                 419
      Sanseido Co. Ltd.    77,200                            623
      Sato Corp.    2,020                                     35
      Sharp Corp.    66,000                                  692
      SMC Corp.    5,600                                     422
      Sony Corp.    1,600                                     39
      Sugi Pharmacy Co. Ltd.    16,000                       737
      Sumitomo Trust and Banking Co. Ltd.
      133,000                                                377
      Takeda Chemical Industries Ltd.    53,000            1,942
      Tamron Co. Ltd.    18,000                              398
      The Goodwill Group, Inc.    54                         196
      Toyota Motor Corp.    5,300                            120
      Tsuruha Co. Ltd.    2,400                               38
      USS Co. Ltd.    4,290                                  219
      Yamada Denki Co. Ltd.    18,600                        359
      Yamaichi Electronics Co.    47,800                     631
      Yamanouchi Pharmaceutical Co. Ltd.
      1,600                                                   40
      Yodogawa Steel Works Ltd.    135,000                   365
                                                     -----------
                                                          25,243

      MEXICO  4.3%
      ----------------------------------------------------------
      America Mobil SA de CV    712,200                      595
    o Corporacion Geo SA, Series B    79,000                 218
    * Fomento Economico Mexicano SA de CV
      61,000                                               2,315
    o Grupo Financiero BBVA Bancomer
      SA de CV    448,000                                    390
      Grupo Modelo SA de CV    188,300                       421
*o(7) Grupo Televisa SA de CV    87,700                    2,661
    * Telefonos de Mexico SA    39,309                     1,187
      Wal-Mart de Mexico SA de CV, Series C
      199,900                                                509
      Wal-Mart de Mexico SA de CV, Series V
      225,300                                                624
                                                     -----------
                                                           8,920

      NETHERLANDS  6.4%
      ----------------------------------------------------------
      ABN AMRO Holdings NV    48,400                         818
      AKZO Nobel NV    97,500                              2,167
    o ASM Lithography Holding NV    49,800                   430
  (5) Euronext NV    123,300                               2,725
      Fortis NV    66,220                                  1,103
      Heineken NV    11,300                                  420
      Hunter Douglas NV    49,000                          1,433
      ING Groep NV    7,600                                  123
    * Royal Dutch Petroleum Co.    18,590                    760
      Sligro Beheer NV    7,322                              338
    * Unilever NV    900                                      57
      Unilever NV    18,580                                1,170
    o Versatel Telecom International NV
      1,487,636                                            1,378
      Wolters Kluwer NV    33,900                            441
                                                     -----------
                                                          13,363

      NEW ZEALAND  0.1%
      ----------------------------------------------------------
      Warehouse Group Ltd.    67,020                         210


      POLAND  0.1%
      ----------------------------------------------------------
      Bank Polska Kasa Opieki Grupa Pekao
      SA 5,700                                               128


      PORTUGAL  0.3%
      ----------------------------------------------------------
      Portugal Telecom SGPS SA    93,900                     672


      RUSSIA  0.4%
      ----------------------------------------------------------
    * Lukoil Holding Co.    1,500                            103
    * Rostelecom SA    95,400                                816
    * Yukos    100                                            17
                                                     -----------
                                                             936

      SINGAPORE  0.7%
      ----------------------------------------------------------
      DBS Group Holdings Ltd.    68,000                      333
      Hyflux Ltd.    1,016,700                               744
      Unisteel Technology Ltd.    329,000                    118
      Venture International    32,000                        267
                                                     -----------
                                                           1,462

      SOUTH AFRICA  0.2%
      ----------------------------------------------------------
      Nortel Healthcare Holdings Ltd.    820,000             344


See financial notes.

                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                 ($ x 1,000)

      SOUTH KOREA  0.9%
      ----------------------------------------------------------
      Hana Bank    22,600                                    195
    o KH Vatec Co. Ltd.    1,213                              63
      Samsung Electronics Co.    2,900                       728
      SK Telecom Co. Ltd.    6,400                           890
                                                     -----------
                                                           1,876

      SPAIN  1.9%
      ----------------------------------------------------------
      Banco Bilbao Vizcaya Argentaria SA
      2,300                                                   23
      Banco Popular Espanol SA    11,200                     543
    o Baron de Ley SA    17,400                              544
      CIA Distribution Integral Logista SA
      9,138                                                  204
      Grupo Ferrovial SA    10,400                           276
      Inditex SA    27,600                                   550
      Miquel y Costas & Miquel SA    7,015                   196
      Prisa-Promotora de Informaciones SA
      43,700                                                 332
      Prosegur Compania de Seguridad SA
      300                                                      4
      Repsol YPF    36,600                                   533
      Telefonica SA    69,170                                765
      Telefonica SA, Rights    1,383                          15
                                                     -----------
                                                           3,985

      SWEDEN  3.5%
      ----------------------------------------------------------
      Autoliv, Inc.    64,600                              1,580
      Billerud AB    54,244                                  719
  (4) Ericsson Telefonab LM AB, Class B
      3,029,300                                            2,759
      Gunnebo AB    13,400                                   231
      Hemkopskedja    31,740                                 594
      Hennes & Mauritz Ab-B    32,250                        718
      Kungsleden AB    35,900                                557
      Nordea AB    4,300                                      23
                                                     -----------
                                                           7,181

      SWITZERLAND  6.8%
      ----------------------------------------------------------
      Ciba Specialty Chemicals Holdings, Inc.
      16,720                                               1,155
      Clariant AG    52,270                                  584
      Credit Suisse Group    92,900                        2,219
      Credit Suisse, Rights    99,600                         --
      Givaudan AG    3,800                                 1,471
      Julius Baer Holding AG, Class B    1,465               308
    o Logitech International SA    11,750                    433
    o Micronas Semiconductor Holding AG
      11,200                                                 260
      Nestle SA    7,532                                   1,536
      Novartis AG    35,210                                1,389
      PSP Swiss Property AG    9,590                       1,082
      Roche Holding AG Bearer    400                          41
      Roche Holding AG Genusschein    3,100                  197
      Schweizerische Rueckversicherung
      3,000                                                  196
      Serono SA, Class B    490                              266
      Swatch Group AG    15,700                            1,320
      United Bank of Switzerland AG    34,300              1,627
                                                     -----------
                                                          14,084

      TAIWAN  0.5%
      ----------------------------------------------------------
      Ambit Microsystems Corp.    76,000                     217
    o Eva Airways Corp.    591,000                           181
      Hon Hai Precision Industry Co. Ltd.
      86,000                                                 269
   *o Taiwan Semiconductor Co. Ltd.    53,300                446
                                                     -----------
                                                           1,113

      THAILAND  0.8%
      ----------------------------------------------------------
    o Bank of Ayudhya Public Co. Ltd.
      2,757,100                                              579
      Banpu Public Co. Ltd.    684,400                       615
      Land and House Public Co. Ltd. For Reg
      936,000                                                168
    o Tipco Asphalt PCL    659,900                           335
                                                     -----------
                                                           1,697

      TURKEY  0.1%
      ----------------------------------------------------------
      Enka Insaat ve Sanayi AS    3,757,500                  131


      UNITED KINGDOM  18.2%
      ----------------------------------------------------------
      3I Group PLC    33,500                                 249
      Abbot Group PLC    171,700                             387
    o Acambis PLC    39,800                                  180
 (10) Aegis Group PLC    2,040,000                         2,388
      Associated British Ports Holdings PLC
      226,500                                              1,421


                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
    o Autonomy Corp.    176,811                              458
      BAE Systems PLC    264,700                             537
      BG Group PLC    254,700                              1,019
      BHP Billiton PLC    151,341                            774
      Boots Group PLC    40,300                              369
      British Sky Broadcasting Group PLC
      76,800                                                 796
      British Telecommunications PLC    32,900                94
      Cadbury Schweppes PLC    312,500                     1,741
    o Cairn Energy PLC    119,700                            595
    o Cambridge Antibody Tech Group PLC
      26,000                                                 170
      Capital Group PLC    161,100                           653
      Carlton Communications PLC    123,400                  207
      Cattles PLC    59,500                                  301
      Compass Group PLC    287,100                         1,322
  (1) Diageo PLC    347,100                                3,850
    o Enodis PLC    1,848,000                              1,019
      Enterprise Inns PLC    22,400                          223
  (2) PLC    140,700                       2,820
      Goshawk Insurance Holding PLC
      362,177                                                616
      Granada PLC    472,900                                 516
      HBOS PLC    86,700                                   1,016
    o Helphire Group PLC    108,923                          336
      Hit Entertainment PLC    52,500                        185
    * HSBC Holdings PLC    400                                22
      Imperial Chemical Industries PLC
      295,960                                                614
      Kingfisher PLC    31,200                               122
      Lloyds TSB Group PLC    178,520                      1,174
      Man Group PLC    30,200                                509
      Marks & Spencer Group PLC    205,500                   957
      Michael Page Group PLC    1,295,600                  1,936
   *o NDS Group PLC    31,200                                401
      Nestor Healthcare Group PLC    2,800                     9
      Next PLC    41,700                                     629
      Northern Rock PLC    32,000                            366
      Pearson PLC    4,300                                    36
    o Powderject Pharmaceutical    18,300                    152
      Reckitt Benkiser PLC    34,597                         610
      RTL Group SA    2,060                                   78
      Signet Group PLC    1,300,000                        1,745
      Standard Chartered PLC    49,900                       557
      Tesco PLC    534,500                                 1,691
      Vodafone Group PLC    376,500                          743
      Wellington Underwriting PLC    428,085                 592
    * Willis Group Holdings Ltd.    9,500                    296
      Yule Catto & Co.    77,900                             410
                                                     -----------
                                                          37,891

      COMMON STOCK 0.2% of investments

      UNITED STATES  0.2%
      ----------------------------------------------------------
    o Central European Distribution
      Corp.    7,900                                         215
    o Golden Telecom, Inc.    12,500                         212
                                                     -----------
                                                             427

      SECURITY                    FACE VALUE          MKT. VALUE
       RATE, MATURITY DATE        ($ x 1,000)        ($ x 1,000)
      SHORT-TERM INVESTMENTS 5.0% of investments

      U.S. GOVERNMENT SECURITIES  0.2%
      ----------------------------------------------------------
    = U.S. Treasury Bills
      1.09%, 06/19/03                          55             55
      1.13%, 06/19/03                         250            250
      1.14%, 06/19/03                          50             50
                                                      ----------
                                                             355

      SECURITY AND NUMBER OF SHARES                   MKT. VALUE
                                                     ($ x 1,000)
      OTHER INVESTMENT COMPANIES 4.8%

      ----------------------------------------------------------
    = Provident Institutional Funds--
      TempFund 10,010,344                                 10,010
      ----------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

In addition to the above, the fund held the following at 4/30/03. All numbers x 1,000.

FOREIGN CURRENCY CONTRACTS

                                          Amount of                                 Amount of
                        Currency to      Currency to         Currency to           Currency to      Unrealized
Expiration Date         be Received      be Received         be Delivered          be Delivered   Gains/(Losses)
05/01/2003            Canadian Dollars            10        U.S. Dollars                      7              --
05/01/2003            U.S. Dollars                50        British Pounds                   31              --
05/02/2003            British Pounds              10        U.S. Dollars                     15              --
05/02/2003            Canadian Dollars            31        U.S. Dollars                     22              --
05/02/2003            Hong Kong Dollars          150        U.S. Dollars                     19              --
05/02/2003            U.S. Dollars                 6        Swiss Francs                      9              --
05/02/2003            U.S. Dollars                19        European Euro                    18              --
05/02/2003            U.S. Dollars                 4        European Euro                     4              --
05/05/2003            Canadian Dollars            16        U.S. Dollars                     11              --
05/05/2003            Hong Kong Dollars          145        U.S. Dollars                     19              --
05/05/2003            Swiss Francs                22        U.S. Dollars                     16              --
05/05/2003            U.S. Dollars                10        European Euro                     9              --
05/06/2003            British Pounds               9        U.S. Dollars                     15              --
05/06/2003            European Euro                1        U.S. Dollars                      1              --
05/06/2003            U.S. Dollars                17        Swiss Francs                     24              --
05/06/2003            U.S. Dollars                13        Japanese Yen                  1,527              --


                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------
Investments, at market value                                    $207,242 a
Foreign currency                                                     580 b
Receivables:
  Fund shares sold                                                    94
  Dividends                                                        1,121
  Foreign tax reclaims                                                86
  Investments sold                                                 2,034
Prepaid expenses                                            +          9
                                                            ------------
TOTAL ASSETS                                                     211,166

LIABILITIES
------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                69
  Withholding taxes                                                    3
  Investments bought                                               2,667
  Investment adviser and administrator fees                           26
  Transfer agency and shareholder service fees                         6
Accrued expenses                                            +         67
                                                            ------------
TOTAL LIABILITIES                                                  2,838

NET ASSETS
------------------------------------------------------------------------
TOTAL ASSETS                                                     211,166
TOTAL LIABILITIES                                           -      2,838
                                                            ------------
NET ASSETS                                                      $208,328

NET ASSETS BY SOURCE
Capital received from investors                                  331,024
Net investment income not yet distributed                            515
Net realized capital losses                                     (112,825) c
Net unrealized capital losses                                    (10,386) c

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =     NAV
$208,328         23,260            $8.96

a The fund paid $217,837 for these securities. Not counting short-term obligations and government securities, the fund paid $93,918 for securities during the report period and received $77,259 from securities it sold or that matured.

b The fund paid $582 for these currencies.

c These derive from investments, foreign currency transactions and futures. As of the report date, the fund has sixteen open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $3,664 and an unrealized gain of $161.

FEDERAL TAX DATA
------------------------------------------------------------------------

PORTFOLIO COST                                                  $220,021
NET UNREALIZED GAINS AND LOSSES:
Gains                                                            $11,009
Losses                                                      +    (23,788)
                                                            ------------
                                                                ($12,779)
AS OF OCTOBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                                                      $14
Long-term capital gains                                              $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                           Loss amount:
  2009                                                           $40,326
  2010                                                      +     53,351
                                                            ------------
                                                                 $93,677


See financial notes.

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------
Dividends                                                      $2,178 a
Interest                                                  +         1
                                                          -----------
TOTAL INVESTMENT INCOME                                         2,179

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------
Net realized losses on investments sold                       (18,892)
Net realized losses on foreign currency transactions             (227)
Net realized gains on futures sold                        +       269
                                                          -----------
NET REALIZED LOSSES                                           (18,850)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------
Net unrealized gains on investments                            22,884
Net unrealized gains on foreign currency transactions              43
Net unrealized gains on futures contracts                 +       176
                                                          -----------
NET UNREALIZED GAINS                                           23,103

EXPENSES
---------------------------------------------------------------------
Investment adviser and administrator fees                       1,408 b
Transfer agent and shareholder service fees                       251 c
Trustees' fees                                                      4 d
Custodian and portfolio accounting fees                           201
Professional fees                                                  19
Registration fees                                                   9
Shareholder reports                                                25
Other expenses                                            +        16
                                                          -----------
Total expenses                                                  1,933
Expense reduction                                         -       273 e
                                                          -----------
NET EXPENSES                                                    1,660

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         2,179
NET EXPENSES                                              -     1,660
                                                         ------------
NET INVESTMENT INCOME                                             519
NET REALIZED LOSSES                                           (18,850) f
NET UNREALIZED GAINS                                      +    23,103 f
                                                          -----------
INCREASE IN NET ASSETS FROM OPERATIONS                         $4,772

a An additional $223 was withheld for foreign taxes.

b Calculated as 1.40% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 1.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $4,253.


                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------
                                       11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                            $519               $1,366
Net realized losses                           (18,850)             (53,129)
Net unrealized gains                     +     23,103               18,541
                                         ---------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                 4,772              (33,222)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------
Dividends from net investment income               14                1,423
Distributions from net realized gains    +         --               13,081
                                         ---------------------------------
TOTAL DISTRIBUTIONS PAID                          $14              $14,504 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------
                                  11/1/02-4/30/03         11/1/01-10/31/02
                                QUANTITY       VALUE    QUANTITY      VALUE
Shares sold                        2,499     $21,598       7,580    $77,749
Shares reinvested                      2          13       1,338     14,503
Shares redeemed                +  (2,777)    (23,765)     (5,309)   (53,981) b
                               --------------------------------------------
NET INCREASE OR DECREASE            (276)    ($2,154)      3,609    $38,271


SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------
                                  11/1/02-4/30/03        11/1/01-10/31/02
                                SHARES   NET ASSETS     SHARES  NET ASSETS
Beginning of period             23,536     $205,724     19,927    $215,179
Total increase or decrease   +    (276)       2,604      3,609      (9,455) c
                             ---------------------------------------------
END OF PERIOD                   23,260     $208,328     23,536    $205,724 d

a The tax-basis components of distributions paid for the prior period are:

Ordinary income             $ 1,423
Long-term capital gains     $13,081


b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD              $20
PRIOR PERIOD                $61

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $515 and $10 at the end of the current and prior periods, respectively.


See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD,OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their current names and multi-manager strategy began on June 3, 2002.


THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

Fund Operations

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the funds must give the broker a deposit of cash and/or securities (the "initial margin") whenever they enter into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The funds record the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ALSO SELL SECURITIES SHORT (SELLING SECURITIES THEY DO NOT OWN). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. if the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE SCHWAB BALANCED MARKETMASTERS FUND(TM) AND SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S.government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In these transactions, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counter-party might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

The Credit Swap or "Credit Default Swap" is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.


Schwab MarketMasters Fund(TM)

THE FUNDS ARE AUTHORIZED TO WRITE AND PURCHASE PUT AND CALL OPTIONS. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.


                            AMOUNT
                          OUTSTANDING        AVERAGE      AVERAGE
                           AT 4/30/03       BORROWING*   INTEREST
FUND                      ($ x 1,000)      ($ x 1,000)   RATE* (%)
------------------------------------------------------------------
SCHWAB U.S.
MARKETMASTERS FUND(TM)            --            79         1.66
------------------------------------------------------------------
SCHWAB BALANCED
MARKETMASTERS FUND(TM)            --           284         1.63
------------------------------------------------------------------
SCHWAB SMALL-CAP
MARKETMASTERS FUND(TM)            --            12         1.60
------------------------------------------------------------------
SCHWAB INTERNATIONAL
MARKETMASTERS FUND(TM)            --           235         1.60
------------------------------------------------------------------

* For the six-month period ended April 30, 2003.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust,the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

Adviser is responsible for compensating each fund's investment managers.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons "who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Accounting Policies

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price or closing price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, are valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SWAP AGREEMENTS: each open contract is valued at fair value using guidelines adopted by the fund's Board of Trustees, using a formula that varies with the specific terms of the agreement.

- OPTIONS: open contracts are valued at their last quoted sale price or in case of swaptions (options on swaps) at fair value, that varies with the specific terms of the underlying swap agreement.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

IF A FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued or dividends paid on securities sold short are recorded as an expense on the fund's records.

OPTIONS purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. Each fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.


Schwab MarketMasters Fund(TM)

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab MarketMasters Funds(TM)

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined,clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap,small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]




INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13563-05

Institutional Select(R) Funds

       SEMIANNUAL REPORT
       April 30, 2003

       Institutional Select
       S&P 500 Fund

       Institutional Select
       Large-Cap Value Index Fund

       Institutional Select
       Small-Cap Value Index Fund

                                                           [CHARLES SCHWAB LOGO]

Three funds designed to capture the performance of specific segments of the U.S. stock market.

In This Report

    Management's Discussion ..............................................    2
    The president of SchwabFunds(R) and the funds' managers discuss the factors that affected fund performance during the report period.

    Fund Performance and Related Data
    Fund and index performance data, fund facts, portfolio holdings and fund financials.

      Institutional Select S&P 500 Fund ..................................    6
      Ticker Symbol: ISLCX
      The fund seeks high total return by tracking the performance of the S&P 500(R) Index. 1

      Institutional Select Large-Cap Value Index Fund ....................   20
      Ticker Symbol: ISLVX
      The fund seeks high total return by tracking the performance of the S&P 500/Barra Value Index. 1

      Institutional Select Small-Cap Value Index Fund ....................   32
      Ticker Symbol: ISSVX
      The fund seeks high total return by tracking the performance of the S&P Small Cap 600/Barra Value Index. 1

    Financial Notes ......................................................   45

    Glossary .............................................................   48

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R), 500(R),
  S&P 500/Barra Value Index and S&P Small Cap 600/Barra Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION November 1, 2002--April 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Institutional Select(R) Funds

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the funds. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the Large-Cap and Small-Cap funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.


Schwab Institutional Select(R) Funds

MANAGEMENT'S DISCUSSION continued

STOCK PRICES DURING THE PERIOD APPEARED TO GENERALLY REFLECT COMPANIES' ESTABLISHED EARNING POWER, ALTHOUGH ANTICIPATED FUTURE EARNINGS BEGAN TO DRIVE RETURNS IN SOME SECTORS.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investors' sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.48%    S&P 500(R) INDEX: measures U.S. large-cap stocks

7.55%    RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

1.81% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.31% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

          Lehman Brother U.S
               Aggregate        MSCI-EAFE    Russell 2000    S&P 500
               Bond Index         Index         Index         Index
31-Oct-02            0                0             0             0
   Nov-02        -0.18            -0.36           2.6          1.72
   Nov-02         0.59             1.71          2.65          1.95
   Nov-02         0.25             0.52           3.5           2.2
   Nov-02        -0.07             3.64          6.59           5.6
   Nov-02        -0.03              4.7          9.98           6.2
   Dec-02         0.52             0.96          5.77          2.59
   Dec-02         0.86            -0.03          6.05          2.06
   Dec-02         1.42            -1.25          2.87          0.14
   Dec-02         1.99             0.71           4.5          0.75
   Jan-03         1.36             2.13          5.44          3.01
   Jan-03         1.18             2.45          6.35          5.14
   Jan-03         1.83              3.2          6.09           3.7
   Jan-03          2.2            -0.55          3.09          0.61
   Jan-03         2.12            -3.01         -1.19         -4.19
   Feb-03         2.47            -3.67         -1.94         -4.88
   Feb-03         2.45            -4.75         -4.58         -7.18
   Feb-03         2.75            -3.54         -3.25         -4.91
   Feb-03         3.54            -6.69         -2.77         -4.84
   Mar-03         3.82            -6.69         -4.79         -6.53
   Mar-03         3.45           -10.09          -4.3         -5.38
   Mar-03         2.18            -5.24         -0.25         -0.36
   Mar-03         3.12            -5.07         -0.45         -1.16
   Apr-03         3.12            -4.67          1.13         -0.23
   Apr-03         3.14            -3.48          0.46         -0.74
   Apr-03          3.4            -0.88          3.46          1.78
   Apr-03         3.96             0.21          5.76          3.82
30-Apr-03         4.31             1.81          7.55          4.48

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab Institutional Select(R) Funds

EACH OF THE FUNDS REMAINED FULLY INVESTED FOR THE PERIOD, ALLOWING FOR A SMALL PORTION OF ASSETS HELD IN CASH TO MAINTAIN LIQUIDITY FOR FUND EXPENSES AND SHAREHOLDER TRANSACTIONS.

THE FUNDS

ALL OF THE INSTITUTIONAL SELECT FUNDS POSTED POSITIVE TOTAL RETURNS FOR THE REPORT PERIOD. Because the funds in this report are index funds, they are affected by the same factors that impact their respective benchmark indices.

The total return of the INSTITUTIONAL SELECT S&P 500 FUND was similar to that of its benchmark, the S&P 500(R) Index, which was 4.48% for the period. During the period, six companies were dropped from the S&P 500(R) Index and replaced by others. Being added to or dropped from the S&P 500 often has an immediate effect on a stock's price. We adjusted the fund's portfolio to track these six changes, but sought to manage our transactions to avoid buying at highs and selling at lows while still avoiding the risk of missing out on exposure to market gains.

Strong performance from large-cap value stocks led the INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND to be the best-performing of the three funds covered in this report. Its total return was similar to its benchmark, the S&P 500/Barra Value Index, which was 5.36%. Not long ago, many of these value stocks were considered growth stocks. With decreased earnings and stock prices, these stocks now fit the criteria for value investing, even though they remain in growth industries. The fund benefited from this confluence of the growth and value categories as these "new economy" companies once again attracted the interest of investors.

Gains were modest for the INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND. Though small-cap stocks generally performed well during the report period, small-cap growth stocks outperformed small-cap value stocks. The fund's total return was similar to its benchmark, the S&P Small Cap 600/Barra Value Index, which was 2.98%.

Small-company stocks are subject to greater volatility than other asset categories.

Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Index figures are not annualized.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


Schwab Institutional Select(R) Funds

                                                      Institutional Select Funds



INSTITUTIONAL SELECT S&P 500 FUND

PERFORMANCE as of 4/30/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                              S&P 500         CATEGORY
                                FUND           INDEX          AVERAGE
6 MONTHS                        4.51%           4.48%           3.31%
1 YEAR                        -13.32%         -13.31%         -14.72%
SINCE INCEPTION: 2/1/99        -6.36%          -6.25%           n/a

                                             6 MONTHS                         1 YEAR                   SINCE INCEPTION
                                                      CATEGORY                         CATEGORY                     CATEGORY
TOTAL RETURNS AFTER TAX                   FUND         AVERAGE          FUND            AVERAGE        FUND          AVERAGE
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        3.82%            1.05%        -13.89%          -16.49%         -6.79%            --
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       2.78%            0.75%         -8.34%          -10.00%         -5.15%            --
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in the S&P 500 Index.

$7,564   FUND
$7,601   S&P 500 INDEX

[LINE GRAPH]

                          S&P 500/Value
              Fund           Index
 1-Feb-99     10000          10000
   Feb-99      9680           9689
   Mar-99     10070          10077
   Apr-99     10460          10467
   May-99     10200          10220
   Jun-99     10770          10787
   Jul-99     10440          10450
   Aug-99     10380          10398
   Sep-99     10100          10113
   Oct-99     10740          10753
   Nov-99     10950          10972
   Dec-99     11602          11618
   Jan-00     11016          11035
   Feb-00     10804          10826
   Mar-00     11864          11885
   Apr-00     11501          11527
   May-00     11259          11291
   Jun-00     11541          11569
   Jul-00     11360          11389
   Aug-00     12066          12096
   Sep-00     11420          11458
   Oct-00     11370          11410
   Nov-00     10481          10510
   Dec-00     10534          10562
   Jan-01     10901          10937
   Feb-01      9911           9939
   Mar-01      9278           9309
   Apr-01     10003          10033
   May-01     10064          10100
   Jun-01      9819           9854
   Jul-01      9717           9758
   Aug-01      9115           9147
   Sep-01      8380           8408
   Oct-01      8533           8569
   Nov-01      9187           9226
   Dec-01      9264           9307
   Jan-02      9130           9171
   Feb-02      8954           8994
   Mar-02      9295           9332
   Apr-02      8726           8767
   May-02      8664           8702
   Jun-02      8044           8082
   Jul-02      7424           7453
   Aug-02      7465           7501
   Sep-02      6659           6686
   Oct-02      7238           7274
   Nov-02      7672           7702
   Dec-02      7217           7250
   Jan-03      7028           7060
   Feb-03      6922           6954
   Mar-03      6986           7022
30-Apr-03      7564           7601

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

  1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information:
    Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Blend Fund category for the six-month and one-year periods was 1,410 and 1,362, respectively.

  2 Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Institutional Select(R) Funds

INSTITUTIONAL SELECT S&P 500 FUND

Fund Facts as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                      INVESTMENT STYLE
MARKET CAP         Value   Blend   Growth
 Large              / /     /X/     / /
 Medium             / /     / /     / /
 Small              / /     / /     / /

STATISTICS

-----------------------------------------------
NUMBER OF HOLDINGS                        502
-----------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)     $46,783
-----------------------------------------------
PRICE/EARNINGS RATIO (P/E)               24.3
-----------------------------------------------
PRICE/BOOK RATIO (P/B)                    4.4
-----------------------------------------------
PORTFOLIO TURNOVER RATE 2                   2%
-----------------------------------------------
EXPENSE RATIO 3                          0.15%
-----------------------------------------------

TOP HOLDINGS 4

SECURITY                                     % OF INVESTMENTS
-------------------------------------------------------------
 (1) GENERAL ELECTRIC CO.                          3.4%
-------------------------------------------------------------
 (2) MICROSOFT CORP.                               3.2%
-------------------------------------------------------------
 (3) WAL-MART STORES, INC.                         2.9%
-------------------------------------------------------------
 (4) PFIZER, INC.                                  2.9%
-------------------------------------------------------------
 (5) EXXON MOBIL CORP.                             2.8%
-------------------------------------------------------------
 (6) CITIGROUP, INC.                               2.4%
-------------------------------------------------------------
 (7) JOHNSON & JOHNSON                             2.0%
-------------------------------------------------------------
 (8) AMERICAN INTERNATIONAL GROUP, INC.            1.8%
-------------------------------------------------------------
 (9) INTERNATIONAL BUSINESS MACHINES CORP.         1.7%
-------------------------------------------------------------
(10) MERCK & CO., INC.                             1.5%
-------------------------------------------------------------
     TOTAL                                        24.6%

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

14.6%    HEALTHCARE/DRUG & MEDICINE
 9.4%    BUSINESS MACHINES & SOFTWARE
 7.6%    BANKS
 7.5%    MISCELLANEOUS FINANCE
 7.2%    RETAIL
 5.2%    PRODUCER GOODS & MANUFACTURING
 5.0%    INSURANCE
 4.5%    FOOD & AGRICULTURE
 4.4%    ELECTRONICS
34.6%    OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


Schwab Institutional Select(R) Funds

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                    11/1/02-   11/1/01-   11/1/00-    11/1/99-   2/1/99 1-
                                                     4/30/03   10/31/02   10/31/01    10/31/00    10/31/99
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                7.00        8.36      11.26      10.74       10.00
                                                    ------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.06        0.12       0.12       0.11        0.07
  Net realized and unrealized gains or losses         0.25       (1.37)     (2.91)      0.52        0.67
                                                    ------------------------------------------------------
  Total income or loss from investment operations     0.31       (1.25)     (2.79)      0.63        0.74
Less distributions:
  Dividends from net investment income               (0.12)      (0.11)     (0.11)     (0.09)         --
  Distributions from net realized gains                 --          --         --      (0.02)         --
                                                    ------------------------------------------------------
  Total distributions                                (0.12)      (0.11)     (0.11)     (0.11)         --
                                                    ------------------------------------------------------
Net asset value at end of period                      7.19        7.00       8.36      11.26       10.74
                                                    ------------------------------------------------------
Total return (%)                                      4.51 2    (15.18)    (24.95)      5.86        7.40 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.15 3      0.15       0.15       0.15 4      0.13 3
Expense reductions reflected in above ratio           0.23 3      0.22       0.22       0.22        0.42 3
Ratio of net investment income to
  average net assets                                  1.69 3      1.38       1.14       1.06        1.37 3
Portfolio turnover rate                                  2 2        12         13          6           1 2
Net assets, end of period ($ x 1,000,000)              221         203        261        382         238

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.16% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                              COST    MARKET VALUE
HOLDINGS BY CATEGORY      ($ x 1,000)  ($ x 1,000)
--------------------------------------------------
 99.0% COMMON STOCK         280,423     218,906

  0.9% SHORT-TERM
       INVESTMENT             1,920       1,920

  0.1% U.S. TREASURY
       OBLIGATIONS              315         315
--------------------------------------------------
100.0% TOTAL INVESTMENTS    282,658     221,141

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 99.0% of investments

     AEROSPACE / DEFENSE  1.5%
     ---------------------------------------------------------------------------
     The Boeing Co.    21,700                                                592
     Crane Co.    1,500                                                       29
     General Dynamics Corp.    5,200                                         323
     Goodrich Corp.    2,800                                                  39
     Lockheed Martin Corp.    11,700                                         586
     Northrop Grumman Corp.    4,814                                         423
     Raytheon Co.    10,400                                                  311
     Rockwell Automation, Inc.    4,600                                      105
     Rockwell Collins, Inc.    4,700                                         101
     Textron, Inc.    3,300                                                   97
     United Technologies Corp.    12,600                                     779
                                                                     -----------
                                                                           3,385

     AIR TRANSPORTATION  0.4%
     ---------------------------------------------------------------------------
     Delta Air Lines, Inc.    3,200                                           41
     FedEx Corp.    7,900                                                    473
     Southwest Airlines Co.    20,050                                        320
                                                                     -----------
                                                                             834

     ALCOHOLIC BEVERAGES  0.6%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B    1,000                                       54
     Anheuser-Busch Cos., Inc.    22,200                                   1,107
     Brown-Forman Corp., Class B    1,604                                    123
                                                                     -----------
                                                                           1,284

     APPAREL  0.3%
     ---------------------------------------------------------------------------
   o Jones Apparel Group, Inc.    3,200                                       91
     Liz Claiborne, Inc.    2,700                                             88
     Nike, Inc., Class B    6,700                                            359
   o Reebok International Ltd.    1,500                                       46
     VF Corp.    2,800                                                       110
                                                                     -----------
                                                                             694

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES   1.1%
     ---------------------------------------------------------------------------
   o Autonation, Inc.    7,800                                               108
     Cooper Tire & Rubber Co.    1,800                                        25
     Cummins, Inc.    1,200                                                   32
     Dana Corp.    3,800                                                      35
     Danaher Corp.    4,200                                                  290
     Delphi Corp.    14,149                                                  119
     Eaton Corp.    1,900                                                    156
     Ford Motor Co.    47,511                                                489
     General Motors Corp.    14,475                                          522
     Genuine Parts Co.    4,400                                              141
     Goodyear Tire & Rubber Co.    4,300                                      25
     Harley-Davidson, Inc.    7,800                                          347
   o Navistar International Corp.    1,700                                    47
     Visteon Corp.    3,669                                                   26
                                                                     -----------
                                                                           2,362

     BANKS  7.6%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    8,900                                               187
     Bank of America Corp.    39,000                                       2,888
     The Bank of New York Co., Inc.    19,500                                516


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Bank One Corp.    29,900                                              1,078
     BB&T Corp.    12,100                                                    394
     Comerica, Inc.    4,700                                                 205
     Fifth Third Bancorp    14,869                                           733
     First Tennessee National Corp.    3,200                                 140
     FleetBoston Financial Corp.    27,133                                   720
     Golden West Financial Corp.    3,900                                    294
     Huntington Bancshares, Inc.    5,883                                    115
     J.P. Morgan Chase & Co.    51,440                                     1,510
     KeyCorp, Inc.    10,900                                                 263
     Marshall & Ilsley Corp.    5,828                                        171
     Mellon Financial Corp.    11,000                                        291
     National City Corp.    15,800                                           473
     North Fork Bancorp., Inc.    4,100                                      133
     Northern Trust Corp.    5,600                                           197
     PNC Financial Services Group, Inc.    7,300                             320
   o Providian Financial Corp.    7,900                                       58
     Regions Financial Corp.    5,600                                        189
     SouthTrust Corp.    8,800                                               236
     State Street Corp.    8,700                                             305
     SunTrust Banks, Inc.    7,200                                           412
     Synovus Financial Corp.    7,500                                        146
     U.S. Bancorp    49,507                                                1,097
     Union Planters Corp.    4,850                                           138
     Wachovia Corp.    35,000                                              1,337
     Wells Fargo & Co.    43,613                                           2,105
     Zions Bancorp.    2,400                                                 118
                                                                     -----------
                                                                          16,769

     BUSINESS MACHINES & SOFTWARE  9.4%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    5,800                                            201
   o Apple Computer, Inc.    9,100                                           129
     Autodesk, Inc.    3,000                                                  47
   o BMC Software, Inc.    5,800                                              87
   o Cisco Systems, Inc.    183,600                                        2,761
   o Compuware Corp.    10,100                                                44
   o Comverse Technology, Inc.    4,900                                       64
   o Dell Computer Corp.    66,800                                         1,931
   o EMC Corp.    56,924                                                     518
   o Gateway, Inc.    8,700                                                   25
     Hewlett-Packard Co.    78,901                                         1,286
 (9) International Business Machines Corp.    44,000                       3,736
   o Lexmark International, Inc., Class A    3,200                           238
=(2) Microsoft Corp.    276,700                                            7,075
   o NCR Corp.    2,600                                                       57
   o Network Appliance, Inc.    8,600                                        114
   o Novell, Inc.    9,700                                                    27
   o Novellus Systems, Inc.    3,650                                         102
   o Oracle Corp.    136,300                                               1,619
     Pitney Bowes, Inc.    6,000                                             211
   o Sun Microsystems, Inc.    82,500                                        272
   o Unisys Corp.    8,600                                                    90
   o Xerox Corp.    20,500                                                   202
                                                                     -----------
                                                                          20,836

     BUSINESS SERVICES  3.6%
     ---------------------------------------------------------------------------
   o Allied Waste Industries, Inc.    5,400                                   45
   o Apollo Group, Inc., Class A    4,400                                    238
     Automatic Data Processing, Inc.    15,500                               521
   o Cendant Corp.    26,570                                                 379
     Cintas Corp.    4,220                                                   151
   o Citrix Systems, Inc.    4,300                                            82
     Computer Associates International, Inc.    14,500                       235
   o Computer Sciences Corp.    4,700                                        155
   o Concord EFS, Inc.    12,900                                             178
   o Convergys Corp.    4,525                                                 73
     Deluxe Corp.    1,700                                                    75
   o eBay, Inc.    7,991                                                     741
     Electronic Data Systems Corp.    12,100                                 220
     Equifax, Inc.    3,500                                                   81
     First Data Corp.    19,600                                              769
   o Fiserv, Inc.    4,950                                                   146
     H&R Block, Inc.    4,600                                                178
     Interpublic Group of Cos., Inc.    9,800                                112
   o Intuit, Inc.    5,483                                                   213
   o Mercury Interactive Corp.    2,000                                       68
     Moody's Corp.    3,800                                                  184
     Omnicom Group, Inc.    5,100                                            316


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Parametric Technology Corp.    7,100                                     23
     Paychex, Inc.    9,525                                                  297
   o PeopleSoft, Inc.    7,700                                               116
   o QLogic Corp.    2,513                                                   111
   o Robert Half International, Inc.    4,600                                 75
   o Siebel Systems, Inc.    12,500                                          108
   o Sungard Data Systems, Inc.    7,113                                     153
   o Symantec Corp.    3,800                                                 167
   o Thermo Electron Corp.    4,000                                           73
   o TMP Worldwide, Inc.    2,961                                             50
     Tyco International Ltd.    51,376                                       801
   o Veritas Software Corp.    10,400                                        229
     Waste Management, Inc.    15,300                                        332
   o Yahoo!, Inc.    15,100                                                  374
                                                                     -----------
                                                                           8,069

     CHEMICAL  2.1%
     ---------------------------------------------------------------------------
     3M Co.    10,300                                                      1,298
     Air Products & Chemicals, Inc.    5,900                                 254
     Dow Chemical Co.    23,660                                              772
     E.I. du Pont de Nemours & Co.    25,782                               1,097
     Eastman Chemical Co.    1,800                                            55
     Ecolab, Inc.    3,400                                                   174
     Great Lakes Chemical Corp.    1,400                                      34
   o Hercules, Inc.    2,900                                                  30
     PPG Industries, Inc.    4,600                                           223
     Praxair, Inc.    4,100                                                  238
     Rohm & Haas Co.    5,563                                                184
     The Sherwin-Williams Co.    4,700                                       131
     Sigma-Aldrich Corp.    1,800                                             90
                                                                     -----------
                                                                           4,580

     CONSTRUCTION  0.3%
     ---------------------------------------------------------------------------
     Centex Corp.    1,600                                                   106
     Fluor Corp.    2,100                                                     72
     KB Home Corp.    1,100                                                   54
     Masco Corp.    12,400                                                   261
   o McDermott International, Inc.    1,900                                    6
     Pulte Homes, Inc.    1,600                                               93
     The Stanley Works    2,200                                               53
     Vulcan Materials Co.    2,600                                            91
                                                                     -----------
                                                                             736

     CONSUMER DURABLE  0.2%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    2,600                                           107
     Leggett & Platt, Inc.    4,800                                           99
     Maytag Corp.    2,000                                                    42
     Whirlpool Corp.    1,800                                                 96
                                                                     -----------
                                                                             344

     CONSUMER NON-DURABLE  1.0%
     ---------------------------------------------------------------------------
   o American Greetings Corp.,
     Class A    3,300                                                         48
     Darden Restaurants, Inc.    4,500                                        79
   o Electronic Arts, Inc.    3,625                                          215
     Fortune Brands, Inc.    3,800                                           184
     Hasbro, Inc.    4,200                                                    67
   o International Game Technology    2,300                                  199
     Mattel, Inc.    11,000                                                  239
     McDonald's Corp.    32,700                                              559
     Newell Rubbermaid, Inc.    6,867                                        209
   o Starbucks Corp.    9,840                                                231
     Tupperware Corp.    1,600                                                22
     Wendy's International, Inc.    3,000                                     87
                                                                     -----------
                                                                           2,139

     CONTAINERS  0.1%
     ---------------------------------------------------------------------------
     Ball Corp.    1,600                                                      90
     Bemis Co.    1,400                                                       64
   o Pactiv Corp.    4,100                                                    84
   o Sealed Air Corp.    2,000                                                86
                                                                     -----------
                                                                             324

     ELECTRONICS  4.4%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    21,700                                   52
   o Advanced Micro Devices, Inc.    8,700                                    65
   o Agilent Technologies, Inc.    11,684                                    187
   o Altera Corp.    9,620                                                   152
   o American Power Conversion Corp.    5,150                                 80
   o Analog Devices, Inc.    9,300                                           308
   o Andrew Corp.    2,800                                                    21
     Applied Biosystems Group -- Applera Corp.    5,200                       91
   o Applied Materials, Inc.    42,600                                       622
   o Applied Micro Circuits Corp.    8,221                                    37
   o Broadcom Corp., Class A    7,000                                        125
   o CIENA Corp.    11,600                                                    56


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Intel Corp.    171,400                                                3,154
     ITT Industries, Inc.    2,400                                           140
   o Jabil Circuit, Inc.    5,014                                             94
   o JDS Uniphase Corp.    36,528                                            118
   o KLA-Tencor Corp.    4,900                                               201
     Linear Technology Corp.    8,200                                        283
   o LSI Logic Corp.    9,400                                                 50
   o Lucent Technologies, Inc.    87,945                                     158
     Maxim Integrated Products, Inc.    8,500                                334
   o Micron Technology, Inc.    15,700                                       133
     Molex, Inc.    4,900                                                    114
     Motorola, Inc.    59,526                                                471
   o National Semiconductor Corp.    4,700                                    88
   o Nvidia Corp.    4,100                                                    59
     PerkinElmer, Inc.    3,300                                               33
   o PMC -- Sierra, Inc.    4,600                                             38
   o Power-One, Inc.    2,300                                                 13
     Qualcomm, Inc.    20,500                                                654
   o Sanmina -- SCI Corp.    14,200                                           68
   o Solectron Corp.    21,400                                                68
     Symbol Technologies, Inc.    5,636                                       62
   o Tektronix, Inc.    2,100                                                 39
   o Tellabs, Inc.    10,600                                                  66
   o Teradyne, Inc.    4,900                                                  57
     Texas Instruments, Inc.    44,800                                       828
   o Thomas & Betts Corp.    1,500                                            24
   o Univision Communications, Inc., Class A    5,994                        182
   o Waters Corp.    3,200                                                    77
   o Xilinx, Inc.    8,600                                                   233
                                                                     -----------
                                                                           9,635

     ENERGY: RAW MATERIALS  1.4%
     ---------------------------------------------------------------------------
     Anadarko Petroleum Corp.    6,321                                       281
     Apache Corp.    4,032                                                   231
     Baker Hughes, Inc.    8,600                                             241
   o BJ Services Co.    4,000                                                146
     Burlington Resources, Inc.    5,400                                     250
     Devon Energy Corp.    6,000                                             283
     EOG Resources, Inc.    2,922                                            109
     Halliburton Co.    11,200                                               240
     Nabors Industries Ltd.    3,800                                         149
   o Noble Corp.    3,500                                                    108
     Occidental Petroleum Corp.    9,600                                     287
     Rowan Cos., Inc.    2,500                                                51
     Schlumberger Ltd.    15,200                                             637
                                                                     -----------
                                                                           3,013

     FOOD & AGRICULTURE  4.5%
     ---------------------------------------------------------------------------
     Altria Group, Inc.    53,400                                          1,643
     Archer-Daniels-Midland Co.    16,648                                    184
     Campbell Soup Co.    10,500                                             231
     The Coca-Cola Co.    64,300                                           2,598
     Coca-Cola Enterprises, Inc.    11,400                                   222
     ConAgra Foods, Inc.    13,700                                           288
     General Mills, Inc.    9,700                                            437
     H.J. Heinz Co.    9,200                                                 275
     Hershey Foods Corp.    3,600                                            235
     Kellogg Co.    10,300                                                   337
     McCormick & Co., Inc.    3,599                                           89
     Monsanto Co.    6,717                                                   117
     The Pepsi Bottling Group, Inc.    6,980                                 143
     PepsiCo, Inc.    44,480                                               1,925
     Sara Lee Corp.    20,300                                                341
     Supervalu, Inc.    3,500                                                 58
     Sysco Corp.    16,700                                                   480
     Wm. Wrigley Jr. Co.    5,800                                            329
                                                                     -----------
                                                                           9,932

     GOLD  0.1%
     ---------------------------------------------------------------------------
     Newmont Mining Corp.    10,400                                          281

     HEALTHCARE / DRUGS & MEDICINE  14.6%
     ---------------------------------------------------------------------------
     Abbott Laboratories    40,600                                         1,650
     Allergan, Inc.    3,500                                                 246
     AmerisourceBergen Corp.    3,100                                        179
   o Amgen, Inc.    33,300                                                 2,042
   o Anthem, Inc.    3,628                                                   249
     Bausch & Lomb, Inc.    1,300                                             46
     Baxter International, Inc.    15,000                                    345
     Becton Dickinson & Co.    6,600                                         234
   o Biogen, Inc.    3,800                                                   144
     Biomet, Inc.    6,600                                                   201
   o Boston Scientific Corp.    10,700                                       461
     Bristol-Myers Squibb Co.    49,900                                    1,274


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     C.R. Bard, Inc.    1,600                                                101
     Cardinal Health, Inc.    11,900                                         658
   o Chiron Corp.    5,000                                                   204
     Eli Lilly & Co.    29,300                                             1,870
   o Forest Laboratories, Inc.    9,300                                      481
   o Genzyme Corp.-- General Division    5,700                               230
   o Guidant Corp.    8,100                                                  316
     HCA, Inc.    13,400                                                     430
     Health Management Associates, Inc., Class A    5,900                    101
   o Humana, Inc.    4,200                                                    46
     IMS Health, Inc.    6,000                                                92
 (7) Johnson & Johnson    76,868                                           4,332
   o King Pharmaceuticals, Inc.    5,933                                      75
   o Manor Care, Inc.    2,600                                                51
     McKesson Corp.    7,300                                                 202
   o Medimmune, Inc.    6,400                                                226
     Medtronic, Inc.    31,400                                             1,499
(10) Merck & Co., Inc.    58,300                                           3,392
=(4) Pfizer, Inc.    206,197                                               6,341
   o Quest Diagnostics    2,737                                              163
   o Quintiles Transnational Corp.    3,100                                   44
     Schering-Plough Corp.    37,600                                         681
   o St. Jude Medical, Inc.    4,500                                         236
     Stryker Corp.    5,220                                                  350
   o Tenet Healthcare Corp.    12,300                                        182
     UnitedHealth Group, Inc.    8,100                                       746
   o Watson Pharmaceuticals, Inc.    2,700                                    78
   o WellPoint Health Networks, Inc.    4,000                                304
     Wyeth    34,400                                                       1,497
   o Zimmer Holdings, Inc.    4,900                                          230
                                                                     -----------
                                                                          32,229

     HOUSEHOLD PRODUCTS  2.4%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    1,500                                     74
     Avon Products, Inc.    6,000                                            349
     Clorox Co.    5,600                                                     253
     Colgate-Palmolive Co.    14,000                                         801
     The Gillette Co.    27,100                                              825
     International Flavors & Fragrances, Inc.    2,300                        73
     Procter & Gamble Co.    33,500                                        3,010
                                                                     -----------
                                                                           5,385

     INSURANCE  5.0%
     ---------------------------------------------------------------------------
     ACE Ltd.    6,700                                                       222
     Aetna, Inc.    4,100                                                    204
     AFLAC, Inc.    13,500                                                   442
     The Allstate Corp.    18,300                                            692
     AMBAC Financial Group, Inc.    3,133                                    183
 (8) American International Group, Inc.    67,600                          3,917
     AON Corp.    7,800                                                      173
     Chubb Corp.    4,300                                                    227
     CIGNA Corp.    3,600                                                    188
     Cincinnati Financial Corp.    4,100                                     151
     Hartford Financial Services Group, Inc.    6,400                        261
     Jefferson-Pilot Corp.    3,900                                          156
     John Hancock Financial Services, Inc.    7,281                          211
     Lincoln National Corp.    4,700                                         150
     Loews Corp.    4,800                                                    198
     Marsh & McLennan Cos., Inc.    14,100                                   672
     MBIA, Inc.    3,600                                                     161
     Metlife, Inc.    18,157                                                 522
     MGIC Investment Corp.    2,500                                          114
     Principal Financial Group, Inc.    8,484                                247
     The Progressive Corp.    5,700                                          388
     Prudential Financial, Inc.    14,500                                    464
     Safeco Corp.    3,600                                                   139
     St. Paul Cos., Inc.    5,700                                            196
     Torchmark Corp.    2,900                                                112
     Travelers Property Casualty Corp., Class B    26,000                    422
     UnumProvident Corp.    6,160                                             71
     XL Capital Ltd., Class A    3,600                                       296
                                                                     -----------
                                                                          11,179

     MEDIA  4.0%
     ---------------------------------------------------------------------------
   o AOL Time Warner, Inc.    115,500                                      1,580
   o Clear Channel Communications, Inc.    15,995                            626
   o Comcast Corp., Class A    59,638                                      1,903
     Dow Jones & Co., Inc.    2,100                                           83
     Gannett Co., Inc.    6,800                                              515


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Knight-Ridder, Inc.    2,000                                            129
     The McGraw-Hill Cos., Inc.    4,900                                     286
     Meredith Corp.    1,200                                                  52
     New York Times Co., Class A    3,800                                    176
     R.R. Donnelley & Sons Co.    3,000                                       60
     Tribune Co.    8,100                                                    397
   o Viacom, Inc., Class B    45,445                                       1,973
     The Walt Disney Co.    52,800                                           985
                                                                     -----------
                                                                           8,765

     MISCELLANEOUS FINANCE  7.5%
     ---------------------------------------------------------------------------
     American Express Co.    34,100                                        1,291
     The Bear Stearns Cos., Inc.    2,846                                    190
     Capital One Financial Corp.    5,600                                    234
   / The Charles Schwab Corp.    34,638                                      299
     Charter One Financial, Inc.    5,579                                    162
=(6) Citigroup, Inc.    133,100                                            5,224
     Countrywide Financial Corp.    3,300                                    223
     Fannie Mae    25,700                                                  1,860
     Federated Investors, Inc., Class B    2,800                              76
     Franklin Resources, Inc.    6,500                                       227
     Freddie Mac    18,100                                                 1,048
     Goldman Sachs Group, Inc.    12,454                                     945
     Janus Capital Group, Inc.    5,500                                       76
     Lehman Brothers Holdings, Inc.    6,500                                 409
     MBNA Corp.    33,050                                                    625
     Merrill Lynch & Co., Inc.    22,400                                     920
     Morgan Stanley    27,900                                              1,249
     SLM Corp.    3,900                                                      437
     T. Rowe Price Group, Inc.    3,200                                       98
     Washington Mutual, Inc.    24,500                                       968
                                                                     -----------
                                                                          16,561

     NON-FERROUS METALS  0.3%
     ---------------------------------------------------------------------------
     Alcoa, Inc.    21,804                                                   500
     Engelhard Corp.    3,200                                                 79
     Freeport-McMoran Copper & Gold, Inc., Class B    4,700                   81
   o Phelps Dodge Corp.    2,160                                              67
                                                                     -----------
                                                                             727

     OIL: DOMESTIC  0.8%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    2,400                                             108
     Ashland, Inc.    1,900                                                   56
     ConocoPhillips    17,649                                                888
     Kerr-McGee Corp.    3,073                                               130
     Marathon Oil Corp.    7,900                                             180
     Sunoco, Inc.    1,800                                                    67
     Transocean, Inc.    7,920                                               151
     Unocal Corp.    6,500                                                   180
                                                                     -----------
                                                                           1,760

     OIL: INTERNATIONAL  3.5%
     ---------------------------------------------------------------------------
     ChevronTexaco Corp.    27,496                                         1,727
=(5) Exxon Mobil Corp.    174,120                                          6,129
                                                                     -----------
                                                                           7,856

     OPTICAL & PHOTO  0.1%
     ---------------------------------------------------------------------------
     Eastman Kodak Co.    8,000                                              239

     PAPER & FOREST PRODUCTS  0.8%
     ---------------------------------------------------------------------------
     Boise Cascade Corp.    1,400                                             32
     Georgia-Pacific Corp.    6,086                                           94
     International Paper Co.    12,239                                       438
     Kimberly-Clark Corp.    13,400                                          667
   o Louisiana-Pacific Corp.    3,000                                         24
     MeadWestvaco Corp.    5,122                                             121
     Temple-Inland, Inc.    1,400                                             63
     Weyerhaeuser Co.    5,600                                               278
                                                                     -----------
                                                                           1,717

     PRODUCER GOODS & MANUFACTURING  5.2%
     ---------------------------------------------------------------------------
   o American Standard Cos., Inc.    2,000                                   142
     Avery Dennison Corp.    3,100                                           164
     Caterpillar, Inc.    9,100                                              479
     Cooper Industries Ltd., Class A    2,500                                 93
   o Corning, Inc.    30,900                                                 167
     Deere & Co.    6,200                                                    273
     Dover Corp.    5,000                                                    144
     Emerson Electric Co.    11,000                                          558
=(1) General Electric Co.    257,300                                       7,578
     Honeywell International, Inc.    22,162                                 523
     Illinois Tool Works, Inc.    7,900                                      505
     Ingersoll-Rand Co., Class A    4,300                                    190


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Johnson Controls, Inc.    2,400                                         197
   o Millipore Corp.    1,200                                                 41
     Pall Corp.    3,000                                                      63
     Parker Hannifin Corp.    3,400                                          138
     Snap-On, Inc.    1,400                                                   41
     W.W. Grainger, Inc.    2,400                                            111
                                                                     -----------
                                                                          11,407

     RAILROAD & SHIPPING  0.5%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    9,500                             268
     CSX Corp.    5,300                                                      169
     Norfolk Southern Corp.    9,800                                         208
     Union Pacific Corp.    6,500                                            387
                                                                     -----------
                                                                           1,032

     REAL PROPERTY  0.4%
     ---------------------------------------------------------------------------
     Apartment Investment & Management
     Co., Class A    2,300                                                    87
     Equity Office Properties Trust    10,700                                278
     Equity Residential    6,800                                             176
     Plum Creek Timber Co., Inc.    4,500                                    105
     Simon Property Group, Inc.    4,800                                     176
                                                                     -----------
                                                                             822

     RETAIL  7.2%
     ---------------------------------------------------------------------------
     Albertson's, Inc.    9,783                                              194
   o AutoZone, Inc.    2,700                                                 218
   o Bed, Bath & Beyond, Inc.    7,400                                       292
   o Best Buy Co., Inc.    8,100                                             280
   o Big Lots, Inc.    2,900                                                  36
     Circuit City Stores, Inc.    5,500                                       32
   o Costco Wholesale Corp.    11,700                                        405
     CVS Corp.    10,000                                                     242
     Dillards, Inc., Class A    2,200                                         31
     Dollar General Corp.    8,250                                           120
     Family Dollar Stores, Inc.    4,600                                     157
   o Federated Department Stores, Inc.    5,000                              153
   o The Gap, Inc.    22,800                                                 379
     Home Depot, Inc.    60,100                                            1,691
     J.C. Penney Co., Inc. Holding Co.    6,600                              113
   o Kohl's Corp.    8,900                                                   506
   o Kroger Co.    19,700                                                    282
     Limited Brands, Inc.    13,500                                          196
     Lowe's Cos., Inc.    20,400                                             895
     The May Department Stores Co.    7,200                                  156
     Nordstrom, Inc.    3,500                                                 61
   o Office Depot, Inc.    7,800                                              99
     RadioShack Corp.    4,400                                               104
   o Safeway, Inc.    11,200                                                 186
     Sears, Roebuck & Co.    7,900                                           224
   o Staples, Inc.    12,200                                                 232
     Target Corp.    23,600                                                  789
     Tiffany & Co.    3,550                                                   99
     TJX Cos., Inc.    13,300                                                256
   o Toys `R' Us, Inc.    5,400                                               55
=(3) Wal-Mart Stores, Inc.    114,400                                      6,443
     Walgreen Co.    26,400                                                  815
     Winn-Dixie Stores, Inc.    3,400                                         43
   o Yum! Brands, Inc.    7,500                                              185
                                                                     -----------
                                                                          15,969

     STEEL  0.1%
     ---------------------------------------------------------------------------
     Allegheny Technologies, Inc.    2,350                                    10
     Nucor Corp.    2,400                                                     98
     United States Steel Corp.    2,600                                       37
     Worthington Industries, Inc.    2,100                                    28
                                                                     -----------
                                                                             173

     TELEPHONE  3.7%
     ---------------------------------------------------------------------------
     Alltel Corp.    8,200                                                   384
     AT&T Corp.    19,997                                                    341
   o AT&T Wireless Services, Inc.    69,946                                  452
   o Avaya, Inc.    9,795                                                     38
     BellSouth Corp.    47,900                                             1,221
     CenturyTel, Inc.    3,500                                               103
   o Citizens Communications Co.    7,286                                     80
   o Nextel Communications, Inc., Class A    26,600                          393
   o Qwest Communications International, Inc.    43,821                      165
     SBC Communications, Inc.    85,930                                    2,007
     Scientific-Atlanta, Inc.    3,900                                        63
     Sprint Corp. (FON Group)    24,500                                      282


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

   o Sprint Corp. (PCS Group)    25,900                                       91
     Verizon Communications, Inc.    70,828                                2,648
                                                                     -----------
                                                                           8,268

     TOBACCO  0.1%
     ---------------------------------------------------------------------------
     R.J. Reynolds Tobacco Holdings, Inc.    2,300                            65
     UST, Inc.    4,100                                                      128
                                                                     -----------
                                                                             193

     TRAVEL & RECREATION  0.5%
     ---------------------------------------------------------------------------
     Brunswick Corp.    2,400                                                 52
     Carnival Corp.    16,300                                                450
   o Harrah's Entertainment, Inc.    2,800                                   110
     Hilton Hotels Corp.    9,400                                            125
     Marriott International, Inc.,
     Class A    5,900                                                        212
     Sabre Holdings Corp.    3,518                                            74
     Starwood Hotels & Resorts Worldwide, Inc.    4,900                      132
                                                                     -----------
                                                                           1,155

     TRUCKING & FREIGHT  0.9%
     ---------------------------------------------------------------------------
     Paccar, Inc.    3,250                                                   190
     Ryder Systems, Inc.    1,700                                             42
     United Parcel Service, Inc., Class B    29,024                        1,803
                                                                     -----------
                                                                           2,035

     UTILITIES: ELECTRIC & GAS  2.8%
     ---------------------------------------------------------------------------
   o The AES Corp.    14,600                                                  88
     Allegheny Energy, Inc.    3,201                                          27
     Ameren Corp.    4,300                                                   176
     American Electric Power Co., Inc.    9,780                              258
   o Calpine Corp.    10,300                                                  55
     Centerpoint Energy, Inc.    8,000                                        63
     Cinergy Corp.    4,400                                                  150
     CMS Energy Corp.    3,700                                                23
     Consolidated Edison, Inc.    5,400                                      210
     Constellation Energy Group, Inc.    4,000                               117
     Dominion Resources, Inc.    7,991                                       473
     DTE Energy Co.    4,400                                                 177
     Duke Energy Corp.    23,000                                             405
     Dynegy, Inc., Class A    9,700                                           43
   o Edison International    8,400                                           123
     El Paso Corp.    15,226                                                 114
     Entergy Corp.    5,600                                                  261
     Exelon Corp.    8,350                                                   443
     FirstEnergy Corp.    7,788                                              263
     FPL Group, Inc.    4,700                                                286
     KeySpan Corp.    3,900                                                  132
     Kinder Morgan, Inc.    3,105                                            146
   o Mirant Corp.    10,754                                                   36
     Nicor, Inc.    1,000                                                     30
     NiSource, Inc.    6,327                                                 120
     Peoples Energy Corp.    800                                              31
   o PG&E Corp.    10,300                                                    154
     Pinnacle West Capital Corp.    2,400                                     80
     PPL Corp.    4,100                                                      148
     Progress Energy, Inc.    6,126                                          256
     Public Service Enterprise Group, Inc.    5,600                          215
     Sempra Energy    5,185                                                  139
     The Southern Co.    18,400                                              535
     TECO Energy, Inc.    4,300                                               46
     TXU Corp.    8,000                                                      159
     Williams Cos., Inc.    14,200                                            99
     Xcel Energy, Inc.    10,060                                             136
                                                                     -----------
                                                                           6,217

     SHORT-TERM INVESTMENT
     0.9% of investments

     Provident Institutional TempFund    1,919,790                         1,920

     SECURITY                                         FACE VALUE
      RATE, MATURITY DATE                             ($ x 1,000)
     U.S. TREASURY OBLIGATIONS
     0.1% of investments

   = U.S. Treasury Bills,
        1.13%-1.15%, 06/19/03                                 315            315

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES

As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at market value (including
  $6,816 of securities on loan)                                         $221,141 a
Collateral held for securities on loan                                     6,997
Receivables:
  Fund shares sold                                                           217
  Interest                                                                     2
  Dividends                                                                  230
Prepaid expenses                                                     +        13
                                                                     ------------
TOTAL ASSETS                                                             228,600

LIABILITIES
---------------------------------------------------------------------------------
Collateral held for securities on loan                                     6,997
Payables:
  Fund shares redeemed                                                       258
  Investments bought                                                         258
  Transfer agent and shareholder service fees                                  2
Accrued expenses                                                     +        63
                                                                     ------------
TOTAL LIABILITIES                                                          7,578

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                             228,600
TOTAL LIABILITIES                                                    -     7,578
                                                                     ------------
NET ASSETS                                                              $221,022

NET ASSETS BY SOURCE
Capital received from investors                                          332,691
Net investment income not yet distributed                                  1,065
Net realized capital losses                                              (51,444)
Net unrealized capital losses                                            (61,290) b

NET ASSET VALUE (NAV)

                          SHARES
NET ASSETS      /       OUTSTANDING   =      NAV
$221,022                    30,754         $7.19

a The fund paid $282,658 for these securities. Not counting short-term obligations and government securities, the fund paid $14,395 for securities during the report period and received $4,168 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had ten open S&P 500 futures contracts due to expire on June 20, 2003, with a contract value of $2,290 and unrealized gains of $227.

FEDERAL TAX DATA
--------------------------------------------------------------------------------

PORTFOLIO COST                                                          $286,101
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                    $20,809
Losses                                                               +   (85,769)
                                                                     -----------
                                                                        ($64,960)
AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                           $2,882
Long-term capital gains                                                      $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                                    Loss amount
 2008                                                                       $465
 2009                                                                     17,888
 2010                                                                +    28,528
                                                                     -----------
                                                                         $46,881


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends                                                                 $1,857
Interest                                                                      10
Lending of securities                                                +        13
                                                                     ------------
TOTAL INVESTMENT INCOME                                                    1,880

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                   (1,505)
Net realized losses on futures contracts                             +       (29)
                                                                     ------------
NET REALIZED LOSSES                                                       (1,534)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net unrealized gains on investments                                        9,031
Net unrealized gains on futures contracts                            +       154
                                                                     ------------
NET UNREALIZED GAINS                                                       9,185

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                    183  a
Transfer agent and shareholder service fees                                  102  b
Trustees' fees                                                                 3  c
Custodian fees                                                                21
Portfolio accounting fees                                                     15
Professional fees                                                             11
Registration fees                                                             17
Shareholder reports                                                           23
Interest expense                                                               1
Other expenses                                                       +        10
                                                                     ------------
Total expenses                                                               386
Expense reduction                                                    -       233  d
                                                                     ------------
NET EXPENSES                                                                 153

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    1,880
NET EXPENSES                                                         -       153
                                                                     ------------
NET INVESTMENT INCOME                                                      1,727
NET REALIZED LOSSES                                                       (1,534) e
NET UNREALIZED GAINS                                                 +     9,185  e
                                                                     ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $9,378

a Calculated as a percentage of average daily net assets: 0.18% of the first $1 billion and 0.15% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets.

c For the fund's independent trustees only.

d Includes $183 from the investment adviser (CSIM) and $50 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least December 31, 2005, to 0.15% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $7,651.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------------------------
                                                              11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                                                  $1,727              $3,541
Net realized losses                                                    (1,534)            (24,773)
Net unrealized gains or losses                                +         9,185             (19,562)
                                                              ------------------------------------
INCREASE OR DECREASE IN NET ASSETS FROM OPERATIONS                      9,378             (40,794)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------------------------
Dividends from net investment income                                   $3,544              $3,522 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------------------------
                                    11/1/02-4/30/03                        11/1/01-10/31/02
                             QUANTITY              VALUE             QUANTITY               VALUE
Shares sold                     6,856            $47,221               13,395            $109,254
Shares reinvested                 511              3,544                  338               2,960
Shares redeemed              + (5,550)           (38,223)             (15,951)           (125,789) b
                             ---------------------------------------------------------------------
NET INCREASE OR DECREASE        1,817            $12,542               (2,218)           ($13,575)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------------------------
                                       11/1/02-4/30/03                      11/1/01-10/31/02
                                 SHARES        NET ASSETS              SHARES          NET ASSETS
Beginning of period              28,937          $202,646              31,155            $260,537
Total increase
  or decrease                     1,817            18,376              (2,218)            (57,891) c
                             ---------------------------------------------------------------------
END OF PERIOD                    30,754          $221,022              28,937            $202,646 d

a The tax-basis components of distributions paid for the prior period are:

Ordinary Income              $3,522
Long-term capital gains         $--

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

CURRENT PERIOD            $12
PRIOR PERIOD             $116

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $1,065 and $2,882 for the current period and the prior period, respectively.


See financial notes.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PERFORMANCE as of 4/30/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund with the S&P 500/Barra Value Index and the Morningstar Large-Cap Value Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                           S&P 500/BARRA        CATEGORY
                               FUND         VALUE INDEX          AVERAGE
6 MONTHS                       5.30%           5.36%               4.26%
1 YEAR                       -14.47%         -14.62%             -15.64%
SINCE INCEPTION: 2/1/99       -3.86%          -3.74%                n/a

                                             6 MONTHS                          1 YEAR                   SINCE INCEPTION
                                                      CATEGORY                         CATEGORY                     CATEGORY
TOTAL RETURNS AFTER TAX                FUND            AVERAGE          FUND            AVERAGE        FUND          AVERAGE
----------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      4.28%           1.69%           -15.30%         -17.68%         -5.00%          --
----------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (still were sold)      3.26%           1.28%            -9.07%         -10.57%         -3.45%          --
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the S&P 500/Barra Value Index.

$8,461  FUND
$8,504  S&P 500/BARRA VALUE INDEX

[LINE GRAPH]

                                  S&P 500/Barra Value
                    Fund               Index
01-Feb-99            10000             10000
   Feb-99             9780              9785
   Mar-99            10080             10081
   Apr-99            10930             10950
   May-99            10730             10756
   Jun-99            11140             11169
   Jul-99            10790             10826
   Aug-99            10520             10553
   Sep-99            10110             10140
   Oct-99            10680             10712
   Nov-99            10620             10649
   Dec-99            11008             11049
   Jan-00            10650             10698
   Feb-00             9996             10030
   Mar-00            11039             11076
   Apr-00            10957             11001
   May-00            10988             11036
   Jun-00            10548             10600
   Jul-00            10763             10812
   Aug-00            11489             11537
   Sep-00            11478             11535
   Oct-00            11693             11751
   Nov-00            11090             11149
   Dec-00            11662             11723
   Jan-01            12154             12218
   Feb-01            11342             11408
   Mar-01            10894             10957
   Apr-01            11630             11700
   May-01            11748             11823
   Jun-01            11363             11440
   Jul-01            11171             11242
   Aug-01            10520             10592
   Sep-01             9526              9586
   Oct-01             9526              9586
   Nov-01            10114             10195
   Dec-01            10275             10350
   Jan-02             9994             10066
   Feb-02             9904              9976
   Mar-02            10410             10487
   Apr-02             9893              9962
   May-02             9938             10002
   Jun-02             9319              9370
   Jul-02             8328              8358
   Aug-02             8373              8414
   Sep-02             7428              7453
   Oct-02             8036              8072
   Nov-02             8598              8639
   Dec-02             8149              8190
   Jan-03             7930              7966
   Feb-03             7711              7749
   Mar-03             7711              7739
30-Apr-03             8461              8504


  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

  1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Large-Cap Value Fund category for the six-month and one-year periods was 936 and 883, respectively.

  2 Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Institutional Select(R) Funds

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                      INVESTMENT STYLE
MARKET CAP         Value   Blend   Growth
 Large              /X/     / /     / /
 Medium             / /     / /     / /
 Small              / /     / /     / /

STATISTICS

----------------------------------------------
NUMBER OF HOLDINGS                        354
----------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)     $24,606
----------------------------------------------
PRICE/EARNINGS RATIO (P/E)               21.0
----------------------------------------------
PRICE/BOOK RATIO (P/B)                    2.2
----------------------------------------------
PORTFOLIO TURNOVER RATE 2                  11%
----------------------------------------------
EXPENSE RATIO 3                          0.25%
----------------------------------------------

TOP HOLDINGS 4


SECURITY                                     % OF INVESTMENTS
-------------------------------------------------------------
 (1) EXXON MOBIL CORP.                             5.7%
-------------------------------------------------------------
 (2) CITIGROUP, INC.                               4.8%
-------------------------------------------------------------
 (3) AMERICAN INTERNATIONAL GROUP. INC.            3.6%
-------------------------------------------------------------
 (4) BANK OF AMERICA CORP.                         2.7%
-------------------------------------------------------------
 (5) WELLS FARGO & CO.                             1.9%
-------------------------------------------------------------
 (6) SBC COMMUNICATIONS, INC.                      1.9%
-------------------------------------------------------------
 (7) VIACOM, INC. Class B                          1.8%
-------------------------------------------------------------
 (8) COMCAST CORP. Class A                         1.7%
-------------------------------------------------------------
 (9) CHEVRON TEXACO CORP.                          1.6%
-------------------------------------------------------------
(10) HOME DEPOT, INC.                              1.5%
-------------------------------------------------------------
     TOTAL                                        27.2%

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

14.4%    BANKS
11.6%    MISCELLANEOUS FINANCE
 9.3%    INSURANCE
 7.5%    MEDIA
 7.3%    OIL: INTERNATIONAL
 5.8%    UTILITIES: ELECTRIC & GAS
 4.7%    TELEPHONE
 3.9%    RETAIL
 3.0%    AEROSPACE/DEFENSE
32.5%    OTHER

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses).

4 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


Schwab Institutional Select(R) Funds

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                    11/1/02-   11/1/01-   11/1/00-    11/1/99-   2/1/99 1-
                                                     4/30/03   10/31/02   10/31/01    10/31/00    10/31/99
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                7.14        8.92      11.44      10.68       10.00
                                                    ------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.07        0.18       0.14       0.15        0.09
  Net realized and unrealized gains or losses         0.30       (1.49)     (2.19)      0.84        0.59
                                                    ------------------------------------------------------
  Total income or loss from investment operations     0.37       (1.31)     (2.05)      0.99        0.68

Less distributions:

  Dividends from net investment income               (0.18)      (0.15)     (0.15)     (0.11)         --
  Distributions from net realized gains                 --       (0.32)     (0.32)     (0.12)         --
                                                    ------------------------------------------------------
  Total distributions                                (0.18)      (0.47)     (0.47)     (0.23)         --
                                                    ------------------------------------------------------
Net asset value at end of period                      7.33        7.14       8.92      11.44       10.68
                                                    ------------------------------------------------------
Total return (%)                                      5.30 2    (15.65)    (18.53)      9.48        6.80 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.25 3      0.25 5     0.25       0.25 4      0.21 3

Expense reductions reflected in above ratio           0.25 3      0.22       0.20       0.25        0.49 3

Ratio of net investment income to
  average net assets                                  1.93 3      1.72       1.47       1.64        1.62 3

Portfolio turnover rate                                 11 2        26         47         27          19 2

Net assets, end of period ($ x 1,000,000)               69          70        128        129          71

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.26% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.26% if certain non-routine expenses (interest expense) had been included.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

                              COST    MARKET VALUE
HOLDINGS BY CATEGORY      ($ x 1,000)  ($ x 1,000)
--------------------------------------------------
 98.8% COMMON STOCK          79,652      68,429

  1.1% SHORT-TERM
       INVESTMENT               781         781

  0.1% U.S. TREASURY
       OBLIGATIONS               60          60
--------------------------------------------------
100.0% TOTAL INVESTMENTS     80,493      69,270

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 98.8% of investments

     AEROSPACE / DEFENSE  3.0%
     ---------------------------------------------------------------------------
     The Boeing Co.    13,800                                                376
     Crane Co.    800                                                         16
     General Dynamics Corp.    2,700                                         168
     Goodrich Corp.    1,800                                                  25
     Lockheed Martin Corp.    7,800                                          390
     Northrop Grumman Corp.    2,724                                         240
     Raytheon Co.    7,100                                                   212
     Rockwell Automation, Inc.    3,400                                       77
     Textron, Inc.    2,400                                                   71
     United Technologies Corp.    8,100                                      501
                                                                       ---------
                                                                           2,076

     AIR TRANSPORTATION  0.8%
     ---------------------------------------------------------------------------
     Delta Air Lines, Inc.    1,400                                           18
     FedEx Corp.    5,300                                                    317
     Southwest Airlines Co.    12,500                                        200
                                                                     -----------
                                                                             535

     ALCOHOLIC BEVERAGES  0.0%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B    400                                         21

     APPAREL  0.7%
     ---------------------------------------------------------------------------
   o Jones Apparel Group, Inc.    2,100                                       60
     Liz Claiborne, Inc.    1,900                                             62
     Nike, Inc., Class B    4,500                                            241
   o Reebok International Ltd.    1,100                                       34
     VF Corp.    2,000                                                        78
                                                                     -----------
                                                                             475

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.8%
     ---------------------------------------------------------------------------
   o Autonation, Inc.    4,800                                                66
     Cooper Tire & Rubber Co.    5,500                                        35
     Cummins, Inc.    700                                                     19
     Dana Corp.    3,100                                                      29
     Danaher Corp.    2,500                                                  172
     Delphi Corp.    9,400                                                    79
     Eaton Corp.    1,200                                                     98
     Ford Motor Co.    30,809                                                317
     General Motors Corp.    8,975                                           324
     Genuine Parts Co.    2,800                                               90
     Goodyear Tire & Rubber Co.    1,700                                      10
   o Navistar International Corp.    700                                      20
     Visteon Corp.    885                                                      6
                                                                     -----------
                                                                           1,265

     BANKS  14.4%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    5,800                                               122
 (4) Bank of America Corp.    25,100                                       1,859
     The Bank of New York Co., Inc.    11,000                                291
     Bank One Corp.    19,400                                                699
     BB&T Corp.    7,500                                                     244
     Comerica, Inc.    2,600                                                 113
     First Tennessee National Corp.    2,300                                 101
     FleetBoston Financial Corp.    17,102                                   453
     Golden West Financial Corp.    2,700                                    204
     Huntington Bancshares, Inc.    3,841                                     75
     J.P. Morgan Chase & Co.    34,410                                     1,010
     KeyCorp, Inc.    6,500                                                  157
     Marshall & Ilsley Corp.    3,766                                        111


See financial notes.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     National City Corp.    10,500                                           315
     Northern Trust Corp.    2,700                                            95
     PNC Financial Services Group, Inc.    4,700                             206
   o Providian Financial Corp.    2,800                                       21
     Regions Financial Corp.    3,700                                        125
     SouthTrust Corp.    5,600                                               150
     State Street Corp.    6,300                                             221
     SunTrust Banks, Inc.    4,400                                           252
     Synovus Financial Corp.    4,000                                         78
     U.S. Bancorp    31,578                                                  699
     UBS AG-Registered    3                                                   --
     Union Planters Corp.    3,250                                            93
     Wachovia Corp.    22,600                                                863
 (5) Wells Fargo & Co.    27,900                                           1,346
     Zions Bancorp.    1,400                                                  69
                                                                       ---------
                                                                           9,972

     BUSINESS MACHINES & SOFTWARE  2.7%
     ---------------------------------------------------------------------------
   o Apple Computer, Inc.    5,500                                            78
     Autodesk, Inc.    1,300                                                  20
   o BMC Software, Inc.    4,400                                              66
   o Compuware Corp.    4,900                                                 22
   o Comverse Technology, Inc.    3,600                                       47
   o EMC Corp.    37,700                                                     343
   o Gateway, Inc.    2,200                                                    6
     Hewlett-Packard Co.    49,298                                           804
   o NCR Corp.    1,600                                                       35
   o Novell, Inc.    5,000                                                    14
   o Novellus Systems, Inc.    2,400                                          67
   o Sun Microsystems, Inc.    56,100                                        185
   o Unisys Corp.    6,100                                                    63
   o Xerox Corp.    14,200                                                   140
                                                                       ---------
                                                                           1,890

     BUSINESS SERVICES  2.9%
     ---------------------------------------------------------------------------
   o Allied Waste Industries, Inc.    9,200                                   76
   o Cendant Corp.    17,200                                                 246
     Computer Associates International, Inc.    9,700                        158
   o Computer Sciences Corp.    3,000                                         99
   o Convergys Corp.    3,000                                                 49
     Electronic Data Systems Corp.    7,900                                  143
     Interpublic Group of Cos., Inc.    5,400                                 62
   o Intuit, Inc.    1                                                        --
   o Parametric Technology Corp.    1,700                                      6
   o PeopleSoft, Inc.    4,600                                                69
   o Siebel Systems, Inc.    6,900                                            60
   o Sungard Data Systems, Inc.    4,700                                     101
   o Thermo Electron Corp.    3,000                                           54
   o TMP Worldwide, Inc.    1,100                                             18
     Tyco International Ltd.    32,901                                       513
   o Veritas Software Corp.    6,900                                         152
     Waste Management, Inc.    10,100                                        219
                                                                       ---------
                                                                           2,025

     CHEMICAL  2.5%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc.    4,000                                 172
     Dow Chemical Co.    14,416                                              471
     E.I. du Pont de Nemours & Co.    16,500                                 702
     Eastman Chemical Co.    1,000                                            30
     Great Lakes Chemical Corp.    1,000                                      25
   o Hercules, Inc.    2,800                                                  28
     PPG Industries, Inc.    2,800                                           136
     Rohm & Haas Co.    3,505                                                116
     The Sherwin-Williams Co.    2,700                                        75
                                                                       ---------
                                                                           1,755

     CONSTRUCTION  0.7%
     ---------------------------------------------------------------------------
     Centex Corp.    1,200                                                    79
     Fluor Corp.    1,400                                                     48
     KB Home Corp.    900                                                     44
     Masco Corp.    7,900                                                    167
     Pulte Homes, Inc.    1,000                                               58
     The Stanley Works    1,400                                               34
     Vulcan Materials Co.    1,400                                            49
                                                                         -------
                                                                             479

     CONSUMER DURABLE  0.2%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    1,300                                            54
     Leggett & Platt, Inc.    3,500                                           72
                                                                        --------
                                                                             126

     CONSUMER NON-DURABLE  0.9%
     ---------------------------------------------------------------------------
   o American Greetings Corp., Class A    1,400                               20
     Darden Restaurants, Inc.    2,800                                        49
     Fortune Brands, Inc.    2,600                                           126


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Hasbro, Inc.    2,650                                                    43
     McDonald's Corp.    20,400                                              349
     Wendy's International, Inc.    1,700                                     49
                                                                          ------
                                                                             636

     CONTAINERS  0.1%
     ---------------------------------------------------------------------------
     Bemis Co.    900                                                         41
   o Sealed Air Corp.    1,400                                                60
                                                                         -------
                                                                             101

     ELECTRONICS  2.9%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    10,900                                   26
   o Advanced Micro Devices, Inc.    4,400                                    33
   o Agilent Technologies, Inc.    7,600                                     122
   o American Power Conversion, Corp.    3,500                                55
   o Andrew Corp.    1,200                                                     9
   o Applied Micro Circuits Corp.    5,200                                    23
   o Broadcom Corp., Class A    4,500                                         80
   o CIENA Corp.    6,200                                                     30
     ITT Industries, Inc.    1,900                                           111
   o Jabil Circuit, Inc.    3,209                                             60
   o JDS Uniphase Corp.    22,900                                             74
   o LSI Logic Corp.    7,400                                                 40
   o Micron Technology, Inc.    9,800                                         83
     Molex, Inc.    3,100                                                     72
     Motorola, Inc.    36,985                                                293
   o National Semiconductor Corp.    3,200                                    60
   o Nvidia Corp.    1,500                                                    21
     PerkinElmer, Inc.    2,100                                               21
   o Power-One, Inc.    400                                                    2
   o Sanmina -- SCI Corp.    6,300                                            30
   o Solectron Corp.    13,400                                                43
     Symbol Technologies, Inc.    3,400                                       37
   o Tektronix, Inc.    2,000                                                 38
   o Tellabs, Inc.    6,700                                                   41
   o Teradyne, Inc.    2,600                                                  30
     Texas Instruments, Inc.    28,600                                       529
   o Thomas & Betts Corp.    3,400                                            54
                                                                        --------
                                                                           2,017

     ENERGY: RAW MATERIALS  2.6%
     ---------------------------------------------------------------------------
     Anadarko Petroleum Corp.    4,138                                       184
     Apache Corp.    2,835                                                   162
     Baker Hughes, Inc.    5,900                                             165
     Burlington Resources, Inc.    3,400                                     157
     Devon Energy Corp.    2,600                                             123
     EOG Resources, Inc.    2,300                                             86
     Halliburton Co.    6,600                                                141
     Nabors Industries Ltd.    2,450                                          96
   o Noble Corp.    1,900                                                     59
     Occidental Petroleum Corp.    6,200                                     185
     Rowan Cos., Inc.    1,200                                                25
     Schlumberger Ltd.    9,200                                              386
                                                                       ---------
                                                                           1,769

     FOOD & AGRICULTURE  0.8%
     ---------------------------------------------------------------------------
     Archer-Daniels-Midland Co.    11,505                                    127
     Coca-Cola Enterprises, Inc.    7,900                                    154
     ConAgra Foods, Inc.    9,200                                            193
     Monsanto Co.    4,200                                                    73
     Supervalu, Inc.    1,800                                                 30
                                                                         -------
                                                                             577

     GOLD  0.2%
     ---------------------------------------------------------------------------
     Newmont Mining Corp.    6,300                                           170

     HEALTHCARE / DRUGS & MEDICINE  2.1%
     ---------------------------------------------------------------------------
     AmerisourceBergen Corp.    1,500                                         87
   o Anthem, Inc.    2,429                                                   167
     Bausch & Lomb, Inc.    800                                               28
     Becton Dickinson & Co.    4,200                                         149
     C.R. Bard, Inc.    900                                                   57
   o Genzyme Corp. -- General Division    3,200                              129
     Health Management Associates, Inc., Class A    3,600                     61
   o Humana, Inc.    3,300                                                    37
   o King Pharmaceuticals, Inc.    3,800                                      48
   o Manor Care, Inc.    1,600                                                31
     McKesson Corp.    4,800                                                 133
   o Quest Diagnostics    1,714                                              102
   o Quintiles Transnational Corp.    1,900                                   27
   o Tenet Healthcare Corp.    8,100                                         120
   o Watson Pharmaceuticals, Inc.    1,900                                    55
   o WellPoint Health Networks, Inc.    2,500                                190
                                                                       ---------
                                                                           1,421


See financial notes.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

     PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     HOUSEHOLD PRODUCTS  0.0%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    500                                       25

     INSURANCE  9.3%
     ---------------------------------------------------------------------------
     ACE Ltd.    4,100                                                       136
     Aetna, Inc.    2,700                                                    134
     AFLAC, Inc.    8,900                                                    291
     The Allstate Corp.    12,200                                            461
     AMBAC Financial Group, Inc.    1,700                                     99
=(3) American International Group, Inc.    43,048                          2,495
     AON Corp.    5,050                                                      112
     Chubb Corp.    2,500                                                    132
     CIGNA Corp.    2,100                                                    110
     Cincinnati Financial Corp.    2,700                                     100
     Hartford Financial Services Group, Inc.    4,200                        171
     Jefferson-Pilot Corp.    2,500                                          100
     John Hancock Financial Services, Inc.    4,841                          141
     Lincoln National Corp.    2,700                                          86
     Loews Corp.    2,800                                                    116
     MBIA, Inc.    2,150                                                      96
     Metlife, Inc.    12,078                                                 347
     MGIC Investment Corp.    1,900                                           86
     Principal Financial Group, Inc.    5,500                                160
     Prudential Financial, Inc.    9,300                                     297
     Safeco Corp.    2,300                                                    89
     St. Paul Cos., Inc.    3,400                                            117
     Torchmark Corp.    2,200                                                 85
     Travelers Property Casualty Corp., Class B    17,699                    288
     UnumProvident Corp.    2,549                                             29
     XL Capital Ltd., Class A    2,200                                       181
                                                                       ---------
                                                                           6,459

     MEDIA  7.5%
     ---------------------------------------------------------------------------
   o AOL Time Warner, Inc.    72,400                                         990
   o Clear Channel Communications, Inc.    9,739                             381
o(8) Comcast Corp., Class A    37,183                                      1,186
     Gannett Co., Inc.    4,300                                              326
     Knight-Ridder, Inc.    1,500                                             97
     R.R. Donnelley & Sons Co.    4,500                                       91
     Tribune Co.    5,180                                                    254
o(7) Viacom, Inc., Class B    29,001                                       1,259
     The Walt Disney Co.    33,700                                           629
                                                                       ---------
                                                                           5,213

     MISCELLANEOUS FINANCE  11.6%
     ---------------------------------------------------------------------------
     The Bear Stearns Cos., Inc.    1,701                                    114
     Capital One Financial Corp.    3,400                                    142
     Charter One Financial, Inc.    3,852                                    112
=(2) Citigroup, Inc.    85,573                                             3,359
     Countrywide Financial Corp.    2,100                                    142
     Franklin Resources, Inc.    4,200                                       146
     Freddie Mac    11,400                                                   660
     Goldman Sachs Group, Inc.    7,700                                      584
     Janus Capital Group, Inc.    3,000                                       42
     Lehman Brothers Holdings, Inc.    4,000                                 252
     MBNA Corp.    21,100                                                    399
     Merrill Lynch & Co., Inc.    14,300                                     587
     Morgan Stanley    18,100                                                810
     T. Rowe Price Group, Inc.    1,100                                       34
     Washington Mutual, Inc.    15,950                                       630
                                                                       ---------
                                                                           8,013

     NON-FERROUS METALS  0.6%
     ---------------------------------------------------------------------------
     Alcoa, Inc.    13,932                                                   319
     Engelhard Corp.    1,900                                                 47
  o  Phelps Dodge Corp.    1,320                                              41
                                                                         -------
                                                                             407

     OIL: DOMESTIC  1.6%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    1,600                                              72
     Ashland, Inc.    800                                                     24
     ConocoPhillips    11,152                                                561
     Kerr-McGee Corp.    1,800                                                76
     Marathon Oil Corp.    5,100                                             116
     Sunoco, Inc.    1,200                                                    45
     Transocean, Inc.    5,248                                               100
     Unocal Corp.    4,300                                                   119
                                                                       ---------
                                                                           1,113

     OIL: INTERNATIONAL  7.3%
     ---------------------------------------------------------------------------
 (9) ChevronTexaco Corp.    17,212                                         1,081
=(1) Exxon Mobil Corp.    112,050                                          3,944
                                                                       ---------
                                                                           5,025


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     OPTICAL & PHOTO  0.2%
     ---------------------------------------------------------------------------
     Eastman Kodak Co.    5,100                                              153

     PAPER & FOREST PRODUCTS  1.0%
     ---------------------------------------------------------------------------
     Boise Cascade Corp.    500                                               12
     Georgia-Pacific Corp.    4,110                                           63
     International Paper Co.    8,515                                        304
   o Louisiana-Pacific Corp.    4,500                                         36
     MeadWestvaco Corp.    3,146                                              74
     Temple-Inland, Inc.    700                                               32
     Weyerhaeuser Co.    3,300                                               164
                                                                         -------
                                                                             685

     PRODUCER GOODS & MANUFACTURING  2.6%
     ---------------------------------------------------------------------------
     Caterpillar, Inc.    5,300                                              279
     Cooper Industries Ltd., Class A    2,000                                 74
   o Corning, Inc.    12,900                                                  70
     Deere & Co.    4,200                                                    185
     Dover Corp.    3,300                                                     95
     Honeywell International, Inc.    14,387                                 340
     Illinois Tool Works, Inc.    5,000                                      320
     Ingersoll-Rand Co., Class A    2,800                                    123
     Johnson Controls, Inc.    1,500                                         123
     Pall Corp.    1,600                                                      34
     Parker Hannifin Corp.    2,000                                           81
     Snap-On, Inc.    500                                                     15
     W.W. Grainger, Inc.    1,600                                             74
                                                                        --------
                                                                           1,813

     RAILROAD & SHIPPING  1.0%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    7,000                             197
     CSX Corp.    3,200                                                      103
     Norfolk Southern Corp.    5,800                                         123
     Union Pacific Corp.    4,200                                            250
                                                                         -------
                                                                             673

     REAL PROPERTY  0.8%
     ---------------------------------------------------------------------------
     Apartment Investment & Management Co., Class A    1,900                  72
     Equity Office Properties Trust    6,800                                 176
     Equity Residential    4,700                                             122
     Plum Creek Timber Co., Inc.    2,800                                     65
     Simon Property Group, Inc.    3,000                                     110
                                                                         -------
                                                                             545

     RETAIL  3.9%
     ---------------------------------------------------------------------------
     Albertson's, Inc.    6,538                                              130
   o Big Lots, Inc.    1,100                                                  14
     Circuit City Stores, Inc.    2,100                                       12
   o Costco Wholesale Corp.    7,300                                         253
     CVS Corp.    6,100                                                      148
     Dillards, Inc., Class A    4,300                                         60
   o Federated Department Stores, Inc.    3,600                              110
(10) Home Depot, Inc.    37,600                                            1,058
     J.C. Penney Co., Inc. Holding Co.    4,700                               80
   o Kroger Co.    13,100                                                    187
     Limited Brands, Inc.    7,700                                           112
     The May Department Stores Co.    4,500                                   97
     Nordstrom, Inc.    1,900                                                 33
   o Office Depot, Inc.    5,600                                              71
   o Safeway, Inc.    7,200                                                  120
     Sears, Roebuck & Co.    5,100                                           144
   o Toys `R' Us, Inc.    3,100                                               32
     Winn-Dixie Stores, Inc.    4,500                                         56
                                                                       ---------
                                                                           2,717

     STEEL  0.2%
     ---------------------------------------------------------------------------
     Allegheny Technologies, Inc.    550                                       3
     Nucor Corp.    1,200                                                     49
     United States Steel Corp.    2,800                                       40
     Worthington Industries, Inc.    1,500                                    20
                                                                         -------
                                                                             112

     TELEPHONE  4.7%
     ---------------------------------------------------------------------------
     Alltel Corp.    5,200                                                   244
     AT&T Corp.    12,452                                                    212
   o AT&T Wireless Services, Inc.    44,445                                  287
     BellSouth Corp.    30,700                                               782
     CenturyTel, Inc.    2,600                                                77
   o Citizens Communications Co.    4,548                                     50
   o Qwest Communications International, Inc.    25,600                       96
 (6) SBC Communications, Inc.    54,900                                    1,282
     Scientific-Atlanta, Inc.    2,500                                        41
     Sprint Corp. (FON Group)    15,600                                      180
                                                                       ---------
                                                                           3,251


See financial notes.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     TOBACCO  0.1%
     ---------------------------------------------------------------------------
     R.J. Reynolds Tobacco Holdings, Inc.    1,400                            39

     TRAVEL & RECREATION  1.1%
     ---------------------------------------------------------------------------
     Brunswick Corp.    4,000                                                 87
     Carnival Corp.    9,200                                                 254
   o Harrah's Entertainment, Inc.    2,000                                    79
     Hilton Hotels Corp.    6,000                                             80
     Marriott International, Inc., Class A    3,700                          133
     Sabre Holdings Corp.    1,500                                            31
     Starwood Hotels & Resorts Worldwide, Inc.    3,200                       86
                                                                         -------
                                                                             750

     TRUCKING & FREIGHT  0.2%
     ---------------------------------------------------------------------------
     Paccar, Inc.    1,850                                                   108
     Ryder Systems, Inc.    1,300                                             32
                                                                         -------
                                                                             140

     UTILITIES: ELECTRIC & GAS  5.8%
     ---------------------------------------------------------------------------
   o The AES Corp.    7,700                                                   46
     Allegheny Energy, Inc.    5,500                                          46
     Ameren Corp.    2,600                                                   107
     American Electric Power Co., Inc.    5,540                              146
   o Calpine Corp.    5,300                                                   28
     Centerpoint Energy, Inc.    10,000                                       79
     Cinergy Corp.    2,700                                                   92
     CMS Energy Corp.    1,300                                                 8
     Consolidated Edison, Inc.    3,500                                      136
     Constellation Energy Group, Inc.    3,200                                94
     Dominion Resources, Inc.    5,048                                       299
     DTE Energy Co.    2,800                                                 113
     Duke Energy Corp.    14,500                                             255
     Dynegy, Inc., Class A    2,000                                            9
   o Edison International    6,200                                            90
     El Paso Corp.    9,073                                                   68
     Entergy Corp.    4,000                                                  186
     Exelon Corp.    5,600                                                   297
     FirstEnergy Corp.    4,822                                              163
     FPL Group, Inc.    3,100                                                189
     KeySpan Corp.    2,300                                                   78
     Kinder Morgan, Inc.    2,045                                             96
   o Mirant Corp.    4,940                                                    16
     Nicor, Inc.    800                                                       24
     NiSource, Inc.    4,715                                                  89
     Peoples Energy Corp.    600                                              23
   o PG&E Corp.    6,300                                                      94
     Pinnacle West Capital Corp.    1,200                                     40
     PPL Corp.    2,800                                                      101
     Progress Energy, Inc.    3,806                                          159
     Public Service Enterprise Group, Inc.    3,400                          131
     Sempra Energy    3,500                                                   94
     The Southern Co.    12,000                                              349
     TECO Energy, Inc.    2,300                                               25
     Texas Genco Holdings, Inc.    225                                         4
     TXU Corp.    5,000                                                      100
     Williams Cos., Inc.    4,700                                             33
     Xcel Energy, Inc.    5,810                                               79
                                                                       ---------
                                                                           3,986

     SHORT-TERM INVESTMENT
     1.1% of investments

     Provident Institutional TempFund    781,403                             781

     SECURITY                                 FACE VALUE
        RATE, MATURITY DATE                   ($ x 1,000)
     U.S. TREASURY OBLIGATION
     0.1% of investments

   = U.S. Treasury Bill
      1.13%, 06/19/03                                  60                     60

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at market value (including
  $3,526 of securities on loan)                                          $69,270 a
Collateral held for securities on loan                                     3,600
Receivables:
  Fund shares sold                                                            57
  Interest                                                                     1
  Dividends                                                                   77
Prepaid expenses                                                     +         9
                                                                     ------------
TOTAL ASSETS                                                              73,014

LIABILITIES
---------------------------------------------------------------------------------
Collateral held for securities on loan                                     3,600
Payables:
  Fund shares redeemed                                                        72
  Investments bought                                                         165
  Transfer agent and shareholder service fees                                  1
Accrued expenses                                                     +        61
                                                                     ------------
TOTAL LIABILITIES                                                          3,899

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              73,014
TOTAL LIABILITIES                                                    -     3,899
                                                                     ------------
NET ASSETS                                                               $69,115

NET ASSETS BY SOURCE

Capital received from investors                                          113,128
Net investment income not yet distributed                                    370
Net realized capital losses                                              (33,183)
Net unrealized capital losses                                            (11,200) b

NET ASSET VALUE (NAV)

                            SHARES
NET ASSETS      /      OUTSTANDING    =      NAV
$69,115                      9,432         $7.33

a The fund paid $80,493 for these securities. Not counting short-term obligations and government securities, the fund paid $7,161 for securities during the report period and received $11,500 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had ten open S&P 500 futures contracts due to expire on June 30, 2003, with a contract value of $687 and unrealized gains of $23.

FEDERAL TAX DATA
--------------------------------------------------------------------------------

PORTFOLIO COST                                                           $82,360
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                     $6,905
Losses                                                               +   (19,995)
                                                                     -----------
                                                                         (13,090)
AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                           $1,439
Long-term capital gains                                                      $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                                    Loss amount
     2010                                                                $25,956


See financial notes.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                   $710
Interest                                                                       2
Lending of securities                                                +         2
                                                                     -----------
TOTAL INVESTMENT INCOME                                                      714

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                   (5,020)
Net realized losses on futures contracts                             +       (47)
                                                                     -----------
NET REALIZED LOSSES                                                       (5,067)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                        7,826
Net unrealized gains on futures contracts                            +        12
                                                                     -----------
NET UNREALIZED GAINS                                                       7,838

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                     66  a
Transfer agent and shareholder service fees                                   33  b
Trustees' fees                                                                 2  c
Custodian fees                                                                11
Portfolio accounting fees                                                      5
Professional fees                                                             12
Registration fees                                                             12
Shareholder reports                                                           15
Other expenses                                                       +         9
                                                                     -----------
Total expenses                                                               165
Expense reduction                                                    -        82  d
                                                                     -----------
NET EXPENSES                                                                  83

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      714
NET EXPENSES                                                         -        83
NET INVESTMENT INCOME                                                        631
                                                                     -----------
NET REALIZED LOSSES                                                       (5,067) e
NET UNREALIZED GAINS                                                 +     7,838  e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $3,402

a Calculated as a percentage of average daily net assets: 0.20% of the first $1 billion and 0.18% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets.

c    For the fund's independent trustees only.

d Includes $67 from the investment adviser (CSIM) and $15 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least December 31, 2005, to 0.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e    These add up to a net gain on investments of $2,771.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------------------------
                                                              11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                                                    $631              $1,845
Net realized losses                                                    (5,067)            (22,048)
Net unrealized gains or losses                                +         7,838               5,276
                                                              ------------------------------------
INCREASE OR DECREASE IN NET ASSETS FROM OPERATIONS                      3,402             (14,927)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------------------------
Dividends from net investment income                                    1,700               2,118
Distributions from net realized gains                         +            --               4,400
                                                              ------------------------------------
TOTAL DISTRIBUTION PAID                                                $1,700              $6,518  a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------------------------
                                    11/1/02-4/30/03                        11/1/01-10/31/02
                             QUANTITY              VALUE             QUANTITY               VALUE
Shares sold                     1,492            $10,572                4,767             $40,217
Shares reinvested                 240              1,700                  611               5,412
Shares redeemed              + (2,161)           (15,292)              (9,892)            (81,906) b
                             ---------------------------------------------------------------------
NET INCREASE OR DECREASE         (429)           ($3,020)              (4,514)           ($36,277)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------------------------
                                       11/1/02-4/30/03                      11/1/01-10/31/02
                                 SHARES        NET ASSETS              SHARES          NET ASSETS
Beginning of period               9,861           $70,433              14,375            $128,155
Total decrease                 +   (429)           (1,318)             (4,514)            (57,722) c
                               -------------------------------------------------------------------
END OF PERIOD                     9,432           $69,115               9,861             $70,433  d

a The tax-basis components of distributions paid for the prior period are:

Ordinary Income              $3,921
Long-term capital gains      $2,597

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

CURRENT PERIOD            $5
PRIOR PERIOD             $64

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $370 and $1,439 for the current period and the prior period, respectively.


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PERFORMANCE as of 4/30/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund with the S&P Small Cap 600/Barra Value Index and the Morningstar Small-Cap Value Fund category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                              S&P 500         CATEGORY
                                FUND           INDEX          AVERAGE
6 Months                          2.77           2.98             6.43
1 Year                          -25.01          -25.2           -17.39
Since Inception: 2/1/99           4.83           4.86              n/a

                                                6 MONTHS                          1 YEAR                   SINCE INCEPTION
                                                         CATEGORY                         CATEGORY                     CATEGORY
TOTAL RETURNS AFTER TAX                   FUND            AVERAGE          FUND            AVERAGE        FUND          AVERAGE
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)            2.35%            4.16%        -25.32%          -19.15%         -2.86%            --
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)           1.72%            3.16%        -15.61%          -11.16%         -3.05%            --
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in the S&P Small Cap 600/Barra Value Index.

$12,220 FUND
$12,234 S&P SMALL CAP 600/BARRA VALUE INDEX

[LINE CHART]

                  Fund   S&P Small Cap 600/Barra Value Index
-------------------------------------------------------------
1-Feb-99          10000              10000
  Feb-99           9170               9186
  Mar-99           9130               9150
  Apr-99           9920               9947
  May-99          10310              10345
  Jun-99          10930              10973
  Jul-99          10760              10802
  Aug-99          10310              10349
  Sep-99          10120              10159
  Oct-99           9890               9924
  Nov-99          10120              10147
  Dec-99          10411              10425
  Jan-00           9886               9891
  Feb-00          10338              10338
  Mar-00          10716              10720
  Apr-00          10801              10795
  May-00          10611              10619
  Jun-00          10916              10923
  Jul-00          11127              11139
  Aug-00          11789              11789
  Sep-00          11747              11765
  Oct-00          11810              11823
  Nov-00          11021              11042
  Dec-00          12583              12601
  Jan-01          13572              13599
  Feb-01          12993              13025
  Mar-01          12458              12484
  Apr-01          13208              13236
  May-01          13549              13573
  Jun-01          14084              14092
  Jul-01          13936              13959
  Aug-01          13709              13735
  Sep-01          11754              11769
  Oct-01          12299              12307
  Nov-01          13265              13292
  Dec-01          14218              14251
  Jan-02          14469              14518
  Feb-02          14406              14455
  Mar-02          15658              15712
  Apr-02          16296              16354
  May-02          15683              15734
  Jun-02          15019              15031
  Jul-02          12604              12587
  Aug-02          12579              12571
  Sep-02          11665              11645
  Oct-02          11890              11879
  Nov-02          12504              12521
  Dec-02          12182              12189
  Jan-03          11676              11686
  Feb-03          11259              11253
  Mar-03          11221              11218
30-Apr-03         12220              12234

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

  1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax 2 effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Small-Cap Value Fund category for the six-month and one-year periods was 257 and 253, respectively.

  2 Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


Schwab Institutional Select(R) Funds

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

FUND FACTS as of 4/30/03

FUND CATEGORY 1

[GRAPHIC]

                      INVESTMENT STYLE
MARKET CAP         Value   Blend   Growth
 Large              / /     / /     / /
 Medium             / /     / /     / /
 Small              /X/     / /     / /

STATISTICS

-----------------------------------------------
NUMBER OF HOLDINGS                        386
-----------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)        $573
-----------------------------------------------
PRICE/EARNINGS RATIO (P/E)               19.2
-----------------------------------------------
PRICE/BOOK RATIO (P/B)                    1.4
-----------------------------------------------
PORTFOLIO TURNOVER RATE 2                  21%
-----------------------------------------------
EXPENSE RATIO 3                          0.32%
-----------------------------------------------

TOP HOLDINGS 4

SECURITY                                 % OF INVESTMENTS
---------------------------------------------------------
 (1) THE RYLAND GROUP, INC.                       1.0%
---------------------------------------------------------
 (2) WASHINGTON FEDERAL, INC.                     1.0%
---------------------------------------------------------
 (3) THE TIMKEN CO.                               0.9%
---------------------------------------------------------
 (4) WHITNEY HOLDING CORP.                        0.9%
---------------------------------------------------------
 (5) RAYMOND JAMES FINANCIAL, INC.                0.8%
---------------------------------------------------------
 (6) APTARGROUP, INC.                             0.8%
---------------------------------------------------------
 (7) DOWNEY FINANCIAL CORP.                       0.8%
---------------------------------------------------------
 (8) MDC HOLDINGS, INC.                           0.8%
---------------------------------------------------------
 (9) PIEDMONT NATURAL GAS CO.                     0.7%
---------------------------------------------------------
(10) ENERGEN CORP.                                0.7%
---------------------------------------------------------
     TOTAL                                        8.4%

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

 9.1%   ELECTRONICS
 8.5%   PRODUCER GOODS & MANUFACTURING
 7.2%   BUSINESS SERVICES
 6.4%   UTILITIES: ELECTRIC & GAS
 6.2%   MISCELLANEOUS FINANCE
 5.6%   HEALTHCARE/DRUGS & MEDICINE
 5.5%   BANKS
 4.6%   RETAIL
 4.3%   APPAREL
42.6%   OTHER

  1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

  2 Not annualized.

  3 Guaranteed by Schwab and the investment adviser through 12/31/05
    (excluding interest, taxes, and certain non-routine expenses).

  4 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

Schwab Institutional Select(R) Funds

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     11/1/02-   11/1/01-   11/1/00-   11/1/99-   2/1/99 1-
                                                      4/30/03   10/31/02   10/31/01   10/31/00    10/31/99
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 9.50      10.82       11.23      9.89        10.00
                                                     -----------------------------------------------------
Income or loss from investment operations:
   Net investment income                               0.05       0.10        0.09      0.09         0.07
   Net realized and unrealized gains or losses         0.21      (0.32)       0.32      1.74        (0.18)
                                                     -----------------------------------------------------
   Total income or loss from investment operations     0.26      (0.22)       0.41      1.83        (0.11)

Less distributions:
   Dividends from net investment income               (0.10)     (0.10)      (0.08)    (0.09)          --
   Distributions from net realized gains                 --      (1.00)      (0.74)    (0.40)          --
                                                     -----------------------------------------------------
   Total distributions                                (0.10)     (1.10)      (0.82)    (0.49)          --
                                                     -----------------------------------------------------
Net asset value at end of period                       9.66       9.50       10.82     11.23         9.89
                                                     -----------------------------------------------------
Total return (%)                                       2.77 2    (3.32)       4.14     19.42        (1.10) 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                  0.32 3     0.32 5      0.32      0.27 4       0.00 3
Expense reductions reflected in above ratio            0.36 3     0.28        0.29      0.38         0.98 3
Ratio of net investment income to
   average net assets                                  1.03 3     0.81        0.87      0.94         1.25 3
Portfolio turnover rate                                  21 2       56          69        71           38 2
Net assets, end of period ($ x 1,000,000)                35         37          47        39           32

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.33% if certain non-routine expenses (interest expense) had been included.

See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 o  Non-income producing security

                                              COST     MARKET VALUE
HOLDINGS BY CATEGORY                     ($ x 1,000)    ($ x 1,000)
-------------------------------------------------------------------
100.0% COMMON STOCK                          35,642       34,924
-------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                     35,642       34,924

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 100.0% of investments

     AEROSPACE / DEFENSE  1.4%
     ---------------------------------------------------------------------------
   o Armor Holdings, Inc.    5,900                                            71
     Curtiss-Wright Corp.    2,000                                           121
     GenCorp, Inc.    9,000                                                   68
     Kaman Corp., Class A    4,500                                            45
   o Triumph Group, Inc.    3,100                                             81
   o Veeco Instruments, Inc.    6,000                                         97
                                                                       ---------
                                                                             483

     AIR TRANSPORTATION  0.9%
     ---------------------------------------------------------------------------
     AAR Corp.    6,000                                                       23
   o Atlantic Coast Airlines Holdings, Inc.    9,600                          80
   o Frontier Airlines, Inc.    5,600                                         34
   o Mesa Air Group, Inc.    6,300                                            34
     SkyWest, Inc.    11,900                                                 152
                                                                       ---------
                                                                             323

     APPAREL  4.3%
     ---------------------------------------------------------------------------
   o Ashworth, Inc.    1,600                                                   9
     Brown Shoe Co., Inc.    4,000                                           117
   o The Children's Place Retail Stores, Inc.    5,000                        76
   o The Dress Barn, Inc.    6,700                                           101
   o Footstar, Inc.    3,800                                                  35
   o Goody's Family Clothing, Inc.    5,700                                   28
     Haggar Corp.    1,500                                                    16
   o Jo-Ann Stores, Inc., Class A    4,300                                   112
     Kellwood Co.    5,800                                                   172
   o The Men's Wearhouse, Inc.    9,300                                      155
   o Nautica Enterprises, Inc.    6,700                                       76
     Oxford Industries, Inc.    1,700                                         57
     Phillips-Van Heusen Corp.   6,200                                        82
     Russell Corp.    7,800                                                  149
     Stride Rite Corp.    11,700                                             103
  o  The Wet Seal, Inc., Class A    5,900                                     60
     Wolverine World Wide, Inc.    9,200                                     170
                                                                       ---------
                                                                           1,518

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  2.4%
     ---------------------------------------------------------------------------
     A.O. Smith Corp., Class B    6,400                                      191
     Aaron Rents, Inc.    4,300                                               96
     Arctic Cat, Inc.    4,700                                                86
   o Fleetwood Enterprises, Inc.    6,500                                     33
   o Group 1 Automotive, Inc.    4,700                                       129
   o Midas, Inc.    2,100                                                     17
   o Monaco Coach Corp.    5,500                                              74
     Myers Industries, Inc.    6,000                                          60
     Standard Motor Products, Inc.    2,400                                   28
   o TBC Corp.    5,200                                                       83
   o Tower Automotive, Inc.    10,700                                         30
                                                                       ---------
                                                                             827

     BANKS  5.5%
     ---------------------------------------------------------------------------
     Anchor Bancorp Wisconsin, Inc.    6,000                                 139
     Comerica, Inc.    6                                                      --
   o First Republic Bank    3,000                                             75
   o FirstFed Financial Corp.    4,100                                       133
     GBC Bancorp California    2,300                                          63
     Irwin Financial Corp.    5,600                                          133
     MAF Bancorp., Inc.    5,200                                             176
     Provident Bankshares Corp.    5,505                                     140
     Riggs National Corp.    5,800                                            80


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Seacoast Financial Services Corp.    5,000                               94
     The South Financial Group, Inc.    9,700                                238
     Susquehanna Bancshares, Inc.    8,400                                   191
     Waypoint Financial Corp.    8,100                                       148
 (4) Whitney Holding Corp.    8,950                                          302
                                                                      ----------
                                                                           1,912

     BUSINESS MACHINES & SOFTWARE  2.6%
     ---------------------------------------------------------------------------
   o Adaptec, Inc.    22,500                                                 154
     Analogic Corp.    2,800                                                 134
   o Artesyn Technologies, Inc.    8,300                                      35
   o Bell Microproducts, Inc.    3,300                                        15
     Black Box Corp.    5,200                                                165
   o Concerto Software, Inc.    5,300                                         24
   o Digi International, Inc.    2,500                                        11
   o Global Imaging Systems, Inc.    5,000                                    92
   o Imagistics International, Inc.    4,300                                  93
   o Input/Output, Inc.    10,500                                             33
   o Netegrity, Inc.    4,100                                                 19
   o Network Equipment Technologies, Inc.    4,100                            29
   o Roxio, Inc.    3,400                                                     18
   o SCM Microsystems, Inc.    2,500                                          10
   o Systems & Computer Technology Corp.    6,600                             47
   o Ultimate Electronics, Inc.    2,300                                      19
                                                                      ----------
                                                                             898

     BUSINESS SERVICES  7.2%
     ---------------------------------------------------------------------------
     ABM Industries, Inc.    10,000                                          138
   o Actel Corp.    4,500                                                     89
   o Administaff, Inc.    5,300                                               34
   o American Management Systems, Inc.    8,900                              109
     Angelica Corp.    2,300                                                  39
     Bowne & Co., Inc.    6,600                                               74
   o Brooktrout, Inc.    2,800                                                14
   o Carreker Corp.    3,600                                                  13
   o CDI Corp.    3,900                                                      109
     Chemed Corp.    1,800                                                    63
   o Ciber, Inc.    12,900                                                    70
   o Dendrite International, Inc.    7,700                                    79
   o eFunds Corp.    9,900                                                    91
   o Heidrick & Struggles International, Inc.    3,900                        55
   o JDA Software Group, Inc.    5,400                                        61
   o Mapinfo Corp.    2,200                                                   11
   o NCO Group, Inc.    5,400                                                 90
   o NYFIX, Inc.    5,000                                                     24
   o On Assignment, Inc.    5,000                                             24
   o Paxar Corp.    7,700                                                     80
   o PC-Tel, Inc.    6,500                                                    60
   o Pegasus Solutions, Inc.    8,100                                         96
   o Phoenix Technologies Ltd.    3,600                                       16
   o PRG-Schultz International, Inc.    12,800                                82
   o Radisys Corp.    5,500                                                   46
   o SBS Technologies, Inc.    2,500                                          20
   o Seacor Smit, Inc.    4,100                                              147
   o SourceCorp    3,300                                                      52
   o Spherion Corp.    10,800                                                 47
   o SPSS, Inc.    3,300                                                      41
     The Standard Register Co.    6,400                                      111
     Talx Corp.    3,300                                                      42
   o Tetra Tech, Inc.    10,900                                              169
   o Tetra Technologies, Inc.    2,800                                        74
   o URS Corp.    5,800                                                       82
   o Verity, Inc.    7,000                                                   116
   o Volt Information Sciences, Inc.    3,600                                 48
                                                                       ---------
                                                                           2,516

     CHEMICAL  2.4%
     ---------------------------------------------------------------------------
     A. Schulman, Inc.    6,000                                               98
     Arch Chemicals, Inc.    5,200                                           111
     Cambrex Corp.    5,200                                                   91
     H.B. Fuller Co.    6,200                                                152
     OM Group, Inc.    5,300                                                  62
   o Omnova Solutions, Inc.    9,000                                          32
     Penford Corp.    2,000                                                   27
     PolyOne Corp.    19,100                                                  88
     Tredegar Corp.    7,700                                                  99
     Wellman, Inc.    7,200                                                   82
                                                                       ---------
                                                                             842


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     CONSTRUCTION  4.3%
     ---------------------------------------------------------------------------
     Apogee Enterprises, Inc.    7,400                                        76
     Building Material Holding Corp.    3,500                                 43
     Butler Manufacturing Co.    1,100                                        18
     ElkCorp    3,400                                                         69
   o EMCOR Group, Inc.    3,100                                              158
   o Insituform Technologies, Inc., Class A    5,000                          80
     Interface, Inc., Class A    9,900                                        36
     Lawson Products, Inc.    2,400                                           65
 (8) MDC Holdings, Inc.    5,713                                             263
 (1) The Ryland Group, Inc.    6,300                                         342
     Skyline Corp.    1,600                                                   47
     Standard-Pacific Corp.    6,800                                         206
     Texas Industries, Inc.    4,300                                          85
                                                                      ----------
                                                                           1,488

     CONSUMER DURABLE  1.9%
     ---------------------------------------------------------------------------
   o Applica, Inc.   4,300                                                    23
     Bassett Furniture Industries, Inc.    1,900                              23
     Coachmen Industries, Inc.    3,200                                       41
   o Griffon Corp.    7,890                                                  107
     Haverty Furniture Cos., Inc.    4,200                                    59
   o Linens `N Things, Inc.    9,000                                         191
     National Presto Industries, Inc.    1,300                                39
   o Salton, Inc.    2,600                                                    33
     Sturm Ruger & Co., Inc.    5,700                                         51
     Thomas Industries, Inc.    3,400                                         91
                                                                       ---------
                                                                             658

     CONSUMER NON-DURABLE  4.0%
     ---------------------------------------------------------------------------
   o A.T. Cross Co., Class A    5,300                                         27
     Action Performance Cos., Inc.    3,000                                   55
   o Department 56, Inc.    3,600                                             43
   o Huffy Corp.    2,500                                                     14
     IHOP Corp.    4,300                                                     113
   o Jack in the Box, Inc.    7,400                                          132
   o Jakks Pacific, Inc.    4,600                                             60
     Landry's Restaurants, Inc.    5,700                                     107
     Lone Star Steakhouse & Saloon, Inc.    5,659                            119
     The Marcus Corp.    7,200                                               102
   o O'Charleys, Inc.    3,900                                                79
   o Rare Hospitality International Inc.    4,500                            131
     Russ Berrie & Co., Inc.    4,100                                        135
   o Ryan's Family Steak Houses, Inc.    8,800                               109
   o The Steak N Shake Co.    5,100                                           59
   o Triarc Cos., Inc.    4,200                                              116
                                                                     -----------
                                                                           1,401

     CONTAINERS  0.1%
     ---------------------------------------------------------------------------
   o Mobile Mini, Inc.    2,900                                               46

     ELECTRONICS  9.1%
     ---------------------------------------------------------------------------
   o Allen Telecom, Inc.    6,200                                             84
   o Alliance Semiconductor Corp.    5,900                                    22
   o Anixter International, Inc.    7,900                                    182
   o AstroPower, Inc.    3,900                                                12
   o Audiovox Corp., Class A    4,300                                         31
   o Axcelis Technologies, Inc.    20,500                                    116
     Bel Fuse, Inc., Class B    2,000                                         39
     Belden, Inc.    4,900                                                    58
   o Benchmark Electronics, Inc.    5,500                                    143
   o Brooks Automation, Inc.    7,300                                         62
     C&D Technologies, Inc.    6,100                                          81
   o C-COR.net Corp.    6,700                                                 23
   o Cable Design Technologies Corp.    13,550                                94
   o Captaris, Inc.    8,100                                                  26
   o Checkpoint Systems, Inc.    7,400                                        99
   o Coherent, Inc.    6,000                                                 138
     Cohu, Inc.    3,700                                                      67
     CTS Corp.    7,300                                                       61
   o DSP Group, Inc.    6,100                                                128
   o Dupont Photomasks, Inc.    3,300                                         61
   o Electro Scientific Industries, Inc.    5,600                             75
   o ESS Technology, Inc.    8,000                                            55
   o Esterline Technologies Corp.    4,500                                    80
   o Exar Corp.    8,000                                                     118
   o FEI Co.    2,200                                                         40
   o Gerber Scientific, Inc.    5,200                                         43
   o Hutchinson Technology, Inc.    7,800                                    184
     Methode Electronics, Class A    8,900                                    93


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Microsemi Corp.    5,600                                                 66
     Park Electrochemical Corp.    4,000                                      71
   o Pericom Semiconductor Corp.    4,900                                     42
   o Photronics, Inc.    6,800                                                86
     Pioneer Standard Electronics, Inc.    6,200                              60
   o Skyworks Solutions, Inc.    28,500                                      152
   o Standard Microsystems Corp.    3,100                                     39
   o Supertex, Inc.    1,900                                                  30
   o Symmetricom, Inc.    4,200                                               17
   o Technitrol, Inc.    8,200                                               130
   o THQ, Inc.    8,000                                                      113
   o Three-Five Systems, Inc.    3,700                                        19
   o Tollgrade Communications, Inc.    2,400                                  35
   o Viasat, Inc.    5,300                                                    56
   o Vicor Corp.    8,500                                                     57
                                                                     -----------
                                                                           3,188

     ENERGY: RAW MATERIALS  3.1%
     ---------------------------------------------------------------------------
   o Atwood Oceanics, Inc.    2,800                                           73
   o Dril-Quip, Inc.    3,500                                                 54
     The Laclede Group, Inc.    3,900                                         94
     Massey Energy Co.    15,200                                             159
   o Offshore Logistics, Inc.    4,400                                        84
   o Southwestern Energy Co.    6,100                                         81
   o Swift Energy Co.    5,400                                                45
   o Tom Brown, Inc.    8,700                                                213
   o Unit Corp.    9,000                                                     176
   o W-H Energy Services, Inc.    5,600                                      101
                                                                     -----------
                                                                           1,080

     FOOD & AGRICULTURE  2.6%
     ---------------------------------------------------------------------------
     Corn Products International, Inc.    8,400                              251
     Flowers Foods, Inc.    6,000                                            170
   o Hain Celestial Group, Inc.    7,600                                     131
   o International Multifoods Corp.    3,700                                  71
   o J & J Snack Foods Corp.    2,200                                         69
     Lance, Inc.    6,100                                                     45
     Nash Finch Co.    1,600                                                  20
   o Ralcorp Holdings, Inc.    6,500                                         162
                                                                     -----------
                                                                             919

     HEALTHCARE / DRUGS & MEDICINE  5.6%
     ---------------------------------------------------------------------------
     Alpharma, Inc., Class A    10,700                                       200
   o Arqule, Inc.    1,900                                                     8
   o Bio-Technology General Corp.    10,600                                   37
   o Cima Labs, Inc.    2,900                                                 70
   o Conmed Corp.    6,100                                                   106
   o CryoLife, Inc.    3,400                                                  26
   o Curative Health Services, Inc.    2,100                                  26
     Datascope Corp.    3,000                                                 86
   o Hologic, Inc.    3,400                                                   31
     Hooper Holmes, Inc.    12,600                                            76
   o Impath, Inc.    2,700                                                    40
     Nature's Sunshine Products, Inc.    4,200                                40
   o Orthodontic Centers of America, Inc.    9,700                            56
   o Osteotech, Inc.    2,900                                                 30
   o Parexel International Corp.    5,300                                     68
   o Pediatrix Medical Group, Inc.    6,100                                  194
     PolyMedica Corp.    2,700                                               101
   o Province Healthcare Co.    10,000                                       100
   o RehabCare Group, Inc.    3,100                                           54
   o Sola International, Inc.    6,300                                        88
   o Sunrise Assisted Living, Inc.    5,900                                  159
   o Theragenics Corp.    7,800                                               35
   o US Oncology, Inc.    20,800                                             149
   o Viasys Healthcare, Inc.    5,100                                         83
     Vital Signs, Inc.    3,300                                               94
                                                                     -----------
                                                                           1,957

     INSURANCE  4.0%
     ---------------------------------------------------------------------------
     Delphi Financial Group, Inc., Class A    4,845                          213
     Fremont General Corp.    15,100                                         141
   o Insurance Auto Auctions, Inc.    2,100                                   25
     Landamerica Financial Group, Inc.    4,100                              168
   o Philadelphia Consolidated Holding Co.    4,600                          180
     Presidential Life Corp.    5,700                                         46
     RLI Corp.    4,800                                                      142
     SCPIE Holdings, Inc.    1,200                                            11


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Selective Insurance Group, Inc.    5,400                                136
   o Stewart Information Services Corp.    4,400                             117
   o UICI    9,700                                                           116
     Zenith National Insurance Corp.    3,800                                 98
                                                                     -----------
                                                                           1,393

     MEDIA  0.5%
     ---------------------------------------------------------------------------
   o Consolidated Graphics, Inc.    3,900                                     74
   o Information Holdings, Inc.    4,600                                      80
   o Thomas Nelson, Inc.    3,300                                             31
                                                                     -----------
                                                                             185

     MISCELLANEOUS FINANCE  6.2%
     ---------------------------------------------------------------------------
   o Bankunited Financial Corp., Class A    5,000                             94
     Commercial Federal Corp.    9,300                                       200
 (7) Downey Financial Corp.    6,300                                         277
   o Financial Federal Corp.    3,600                                         81
     Flagstar Bancorp., Inc.    6,000                                        199
     Jefferies Group, Inc.    5,500                                          213
     New Century Financial Corp.    5,700                                    210
 (5) Raymond James Financial, Inc.    10,200                                 293
     Staten Island Bancorp., Inc.    12,400                                  213
     SWS Group, Inc.    3,197                                                 53
 (2) Washington Federal, Inc.    15,523                                      338
                                                                     -----------
                                                                           2,171

     NON-FERROUS METALS  1.7%
     ---------------------------------------------------------------------------
   o A.M. Castle & Co.    1,800                                                8
   o Brush Engineered Materials, Inc.    3,600                                19
     Century Aluminum Co.    4,700                                            31
   o Cleveland-Cliffs, Inc.    1,900                                          34
     Commercial Metals Co.    5,600                                           87
     Commonwealth Industries, Inc.    1,900                                    9
   o Imco Recycling, Inc.    3,700                                            26
   o Mueller Industries, Inc.    7,000                                       179
     Reliance Steel & Aluminum Co.    6,500                                  110
   o RTI International Metals, Inc.    4,700                                  47
   o Stillwater Mining Co.    8,000                                           22
   o Wolverine Tube, Inc.    2,900                                            16
                                                                     -----------
                                                                             588

     OIL: DOMESTIC  2.1%
     ---------------------------------------------------------------------------
   o Cimarex Energy Co.    8,600                                             169
   o Nuevo Energy Co.    4,800                                                64
   o Spinnaker Exploration Co.    7,000                                      150
   o Stone Energy Corp.    5,600                                             197
     Vintage Petroleum, Inc.    15,000                                       147
                                                                     -----------
                                                                             727

     OPTICAL & PHOTO  0.2%
     ---------------------------------------------------------------------------
   o Concord Camera Corp.    5,100                                            29
     CPI Corp.    1,600                                                       21
   o Meade Instruments Corp.    2,600                                          7
                                                                     -----------
                                                                              57

     PAPER & FOREST PRODUCTS  1.2%
     ---------------------------------------------------------------------------
   o Buckeye Technologies, Inc.    6,900                                      37
   o Caraustar Industries, Inc.    5,100                                      35
     Chesapeake Corp.    3,400                                                61
     Deltic Timber Corp.    2,400                                             59
   o Lydall, Inc.    2,900                                                    28
     Pope & Talbot, Inc.    2,800                                             37
     Rock-Tennessee Co., Class A    6,900                                     92
     Universal Forest Products, Inc.    3,600                                 63
                                                                     -----------
                                                                             412

     PRODUCER GOODS & MANUFACTURING  8.5%
     ---------------------------------------------------------------------------
     Acuity Brands, Inc.    11,100                                           169
   o Aeroflex, Inc.    11,800                                                 63
     Albany International Corp., Class A    7,100                            169
     Applied Industrial Technologies, Inc.    4,800                           89
 (6) Aptargroup, Inc.    8,300                                               286
   o Astec Industries, Inc.    3,600                                          29
     Barnes Group, Inc.    4,700                                              99
     Briggs & Stratton Corp.    5,100                                        230
     Fedders Corp.    5,510                                                   19


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Gardner Denver, Inc.    3,900                                            77
     Hughes Supply, Inc.    5,000                                            140
   o Ionics, Inc.    3,400                                                    65
     JLG Industries, Inc.    8,600                                            47
     Lennox International, Inc.    13,512                                    201
   o Lone Star Technologies, Inc.    5,700                                   121
   o Magnetek, Inc.    2,200                                                   5
     Milacron, Inc.    8,400                                                  44
   o Oceaneering International, Inc.    5,100                                115
     Regal Beloit Corp.    5,000                                              86
     Robbins & Myers, Inc.    2,800                                           48
   o SPS Technologies, Inc.    2,600                                          69
     Standex International Corp.    3,100                                     65
     Stewart & Stevenson Services    5,600                                    75
 (3) The Timken Co.    18,000                                                319
   o Ultratech Stepper, Inc.    4,200                                         59
     Watsco, Inc.    6,500                                                   101
     Watts Industries, Inc., Class A    5,500                                 90
     Woodward Governor Co.    2,300                                           85
                                                                     -----------
                                                                           2,965

     RAILROAD & SHIPPING  0.4%
     ---------------------------------------------------------------------------
   o Kansas City Southern    12,800                                          142

     REAL PROPERTY  2.6%
     ---------------------------------------------------------------------------
     Capital Automotive Real Estate Investment Trust    5,700                148
     Colonial Properties Trust    4,600                                      156
     Gables Residential Trust    4,800                                       136
     Glenborough Realty Trust, Inc.    5,400                                  90
     Kilroy Realty Corp.    5,800                                            144
     Shurgard Storage Centers, Inc., Class A    7,300                        238
                                                                     -----------
                                                                             912

     RETAIL  4.6%
     ---------------------------------------------------------------------------
   o AnnTaylor Stores Corp.    9,400                                         222
     Burlington Coat Factory Warehouse Corp.    9,700                        172
     Casey's General Stores, Inc.    10,200                                  132
     Cash America International, Inc.    6,300                                65
     The Cato Corp., Class A    5,000                                        102
   o Duane Reade, Inc.    4,400                                               59
   o Enesco Group, Inc.    3,200                                              25
   o Great Atlantic & Pacific Tea Co.    6,700                                41
   o Insight Enterprises, Inc.    8,500                                       64
     Pep Boys-Manny, Moe & Jack    12,500                                    107
   o School Specialty, Inc.    3,600                                          67
   o ShopKo Stores, Inc.    6,200                                             75
   o Stein Mart, Inc.    8,200                                                45
   o United Stationers, Inc.    7,700                                        209
   o Zale Corp.    6,700                                                     234
                                                                     -----------
                                                                           1,619

     STEEL  1.7%
     ---------------------------------------------------------------------------
     Intermet Corp.    6,700                                                  25
   o Material Sciences Corp.    3,700                                         30
   o Maverick Tube Corp.    8,300                                            148
     Quanex Corp.    4,000                                                   115
     Ryerson Tull, Inc.    4,800                                              36
   o The Shaw Group, Inc.    7,600                                            88
   o Steel Dynamics, Inc.    9,700                                           117
     Steel Technologies, Inc.    1,600                                        18
                                                                     -----------
                                                                             577

     TELEPHONE  0.3%
     ---------------------------------------------------------------------------
   o General Communication, Inc.,
     Class A    11,600                                                        72
   o Metro One Telecommunications    5,600                                    36
                                                                     -----------
                                                                             108

     TOBACCO  0.4%
     ---------------------------------------------------------------------------
     DIMON, Inc.    10,600                                                    70
     Schweitzer-Mauduit International, Inc.    3,400                          74
                                                                     -----------
                                                                             144

     TRAVEL & RECREATION  1.0%
     ---------------------------------------------------------------------------
   o Aztar Corp.    7,600                                                    108
   o Bally Total Fitness Holding Corp.    6,000                               38
     Central Parking Corp.    7,200                                           72
   o K2, Inc.    3,900                                                        37
   o Pinnacle Entertainment, Inc.    6,700                                    36
   o Prime Hospitality Corp.    8,600                                         58
                                                                     -----------
                                                                             349


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     TRUCKING & FREIGHT  0.8%
     ---------------------------------------------------------------------------
   o Kirby Corp.    5,000                                                    131
     USFreightways Corp.    5,600                                            159
                                                                     -----------
                                                                             290

     UTILITIES: ELECTRIC & GAS  6.4%
     ---------------------------------------------------------------------------
     American States Water Co.    3,100                                       80
     Atmos Energy Corp.    9,300                                             212
     Avista Corp.    10,800                                                  128
     Cascade Natural Gas Corp.    2,200                                       42
     Central Vermont Public Service Corp.    2,900                            51
     CH Energy Group, Inc.    3,200                                          135
     Cleco Corp.    9,600                                                    144
   o El Paso Electric Co.    10,300                                          117
(10) Energen Corp.    7,700                                                  253
     Green Mountain Power Corp.    1,600                                      33
     Northwest Natural Gas Co.    5,200                                      134
     Northwestern Corp.    5,000                                              12
     NUI Corp.    3,000                                                       42
 (9) Piedmont Natural Gas Co.    7,000                                       261
   o Southern Union Co.    11,747                                            164
     Southwest Gas Corp.    6,800                                            141
     UIL Holdings Corp.    3,200                                             116
     Unisource Energy Corp.    6,900                                         123
   o Veritas DGC, Inc.    6,000                                               41
                                                                     -----------
                                                                           2,229

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value (including
   $2,171 of securities on loan)                                      $34,924 a
Collateral held for securities on loan                                  2,263
Receivables:
   Fund shares sold                                                         7
   Dividends                                                               25
   Investments sold                                                       151
Prepaid expenses                                                    +       6
                                                                    ---------
TOTAL ASSETS                                                           37,376

LIABILITIES
-----------------------------------------------------------------------------
Collateral held for securities on loan                                  2,263
Borrowing from custodian                                                   95
Payables:
   Fund shares redeemed                                                    60
Accrued expenses                                                    +      38
                                                                    ---------
TOTAL LIABILITIES                                                       2,456

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                           37,376
TOTAL LIABILITIES                                                   -   2,456
                                                                    ---------
NET ASSETS                                                            $34,920

NET ASSETS BY SOURCE
Capital received from investors                                        38,091
Net investment income not yet distributed                                 107
Net realized capital losses                                            (2,560)
Net unrealized capital losses                                            (718)

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$34,920          3,615             $9.66

a The fund paid $35,642 for these securities. Not counting short-term obligations and government securities, the fund paid $7,472 for securities during the report period and received $10,209 from securities it sold or that matured.

FEDERAL TAX DATA
----------------------------------------------
PORTFOLIO COST                         $36,244

NET UNREALIZED GAINS AND LOSSES:
Gains                                   $5,247
Losses                               +  (6,567)
                                     ---------
                                       $(1,320)
AS OF OCTOBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                           $328
Long-term capital gains                    $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount
  2010                                  $1,411


See financial notes.

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003 unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                                $231
Interest                                                                    1
Lending of securities                                                +      4
                                                                     ---------
TOTAL INVESTMENT INCOME                                                   236

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                  (326)
Net realized losses on futures contracts                             +    (20)
                                                                     ---------
NET REALIZED LOSSES                                                      (346)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                     1,057

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                  44 a
Transfer agent and shareholder service fees                                18 b
Trustees' fees                                                              2 c
Custodian fees                                                             14
Portfolio accounting fees                                                   3
Professional fees                                                          10
Registration fees                                                           9
Shareholder reports                                                        10
Other expenses                                                       +      9
                                                                     ---------
Total expenses                                                            119
Expense reduction                                                    -     63 d
                                                                     ---------
NET EXPENSES                                                               56

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   236
NET EXPENSES                                                         -     56
                                                                     ---------
NET INVESTMENT INCOME                                                     180
NET REALIZED LOSSES                                                      (346) e
NET UNREALIZED GAINS                                                 +  1,057  e
                                                                     ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $891

a Calculated as a percentage of average daily net assets: 0.25% of the first
  $1 billion and 0.23% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets.

c For the fund's independent trustees only.

d Includes $44 from the investment adviser (CSIM) and $16 from the transfer agent and shareholder service agent (Schwab). In addition, the total expenses reimbursed by the investment adviser was $3. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least December 31, 2005, to 0.32% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $711.


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                                    $180               $413
Net realized losses                                      (346)              (781)
Net unrealized gains or losses                   +      1,057               (836)
                                              ----------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                         891             (1,204)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                      401                451
Distributions from net realized gains            +         --              4,324
                                              ----------------------------------
TOTAL DISTRIBUTIONS PAID                                 $401             $4,775 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------
                                     11/1/02-4/30/03         11/1/01-10/31/02
                                  QUANTITY      VALUE     QUANTITY        VALUE
Shares sold                         463         $4,398      1,550        $17,684
Shares reinvested                    41            401        328          3,590
Shares redeemed                  + (778)        (7,328)    (2,360)       (25,619) b
                                 ------------------------------------------------
NET DECREASE                       (274)       ($2,529)      (482)       ($4,345)

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------
                                     11/1/02-4/30/03           11/1/01-10/31/02
                                   SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period                 3,889      $36,959        4,371        $47,283
Total decrease                    +  (274)      (2,039)        (482)       (10,324) c
                                  -------------------------------------------------
END OF PERIOD                       3,615      $34,920        3,889        $36,959  d

a The tax-basis components of distributions paid for the prior period are:

Ordinary Income                $3,482
Long-term capital gains        $1,293

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD         $1
PRIOR PERIOD          $14

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $107 and $328 for the current period and the prior period, respectively.


See financial notes.

FINANCIAL NOTES UNAUDITED

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab Core Equity Fund(TM)
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Schwab U.S. MarketMasters Fund(TM)
  Schwab Balanced MarketMasters Fund(TM)
  Schwab Small-Cap MarketMasters Fund(TM)
  Schwab International MarketMasters Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
  Institutional Select S&P 500 Fund
  Institutional Select Large-Cap Value Index Fund
  Institutional Select Small-Cap Value Index Fund


Schwab Institutional Select(R) Funds

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                  AMOUNT
                                OUTSTANDING      AVERAGE        AVERAGE
                                AT 4/30/03       BORROWING*     INTEREST
FUND                            ($ x 1,000)     ($ x 1,000)     RATE* (%)
-------------------------------------------------------------------------
INSTITUTIONAL SELECT
  S&P 500 FUND                           --           1,398          2.03
-------------------------------------------------------------------------
INSTITUTIONAL SELECT
  LARGE-CAP VALUE
  INDEX FUND                             --             264          1.66
-------------------------------------------------------------------------
INSTITUTIONAL SELECT
SMALL-CAP VALUE
INDEX FUND                               95              72          1.73
-------------------------------------------------------------------------

* For the six-month period ended 4/30/03.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


Schwab Institutional Select(R) Funds

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Institutional Select(R) Funds

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab Institutional Select(R) Funds

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity FUND(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG 13995-04

Schwab Hedged Equity Fund(TM)

      SEMIANNUAL REPORT
      APRIL 30, 2003

                                                           [CHARLES SCHWAB LOGO]

A mutual fund that leverages Schwab Equity Ratings(TM) to seek long-term capital appreciation over market cycles with lower volatility than the broad equity market.

In This Report

      Management's Discussion ..............................................   2
      The president of SchwabFunds(R) and the fund's manager discuss the factors that affected fund performance during the report period.

      Fund Performance and Related Data
      Fund and index performance data, fund facts, portfolio holdings and fund financials.

        Schwab Hedged Equity Fund(TM).......................................   6
        Ticker Symbol: SWHEX
        The fund's principal investment objective is long-term capital appreciation over market cycles with lower volatility than the broad equity market.

      Financial Notes.......................................................  18

      Glossary..............................................................  21

FROM THE CHAIRMAN

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION November 1, 2002 -- April 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Hedged Equity Fund(TM)

[PHOTO OF ROBIN JACKSON]

ROBIN JACKSON, a portfolio manager of the investment adviser, has day-to-day responsibility for fund management. Prior to joining the firm in 2001, he worked for 13 years in various portfolio management positions, developing and implementing long- and short-trading strategies.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.


Schwab Hedged Equity Fund(TM)

MANAGEMENT'S DISCUSSION continued

STOCK PRICES DURING THE PERIOD APPEARED TO GENERALLY REFLECT COMPANIES' ESTABLISHED EARNING POWER, ALTHOUGH ANTICIPATED FUTURE EARNINGS BEGAN TO DRIVE RETURNS IN SOME SECTORS.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investors' sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.48% S&P 500(R) INDEX: measures U.S. large-cap stocks

7.55% RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

1.81% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.31% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

               Lehman Brothers
                U.S. Aggregate   MSCI-EAFE  Russell 2000    S&P 500
                  Bond Index       Index       Index         Index
31-OCT-2002            0               0           0             0
   NOV-2002        -0.18           -0.36         2.6          1.72
   NOV-2002         0.59            1.71        2.65          1.95
   NOV-2002         0.25            0.52         3.5           2.2
   NOV-2002        -0.07            3.64        6.59           5.6
   NOV-2002        -0.03             4.7        9.98           6.2
   DEC-2002         0.52            0.96        5.77          2.59
   DEC-2002         0.86           -0.03        6.05          2.06
   DEC-2002         1.42           -1.25        2.87          0.14
   DEC-2002         1.99            0.71         4.5          0.75
   JAN-2003         1.36            2.13        5.44          3.01
   JAN-2003         1.18            2.45        6.35          5.14
   JAN-2003         1.83             3.2        6.09           3.7
   JAN-2003          2.2           -0.55        3.09          0.61
   JAN-2003         2.12           -3.01       -1.19         -4.19
   FEB-2003         2.47           -3.67       -1.94         -4.88
   FEB-2003         2.45           -4.75       -4.58         -7.18
   FEB-2003         2.75           -3.54       -3.25         -4.91
   FEB-2003         3.54           -6.69       -2.77         -4.84
   MAR-2003         3.82           -6.69       -4.79         -6.53
   MAR-2003         3.45          -10.09        -4.3         -5.38
   MAR-2003         2.18           -5.24       -0.25         -0.36
   MAR-2003         3.12           -5.07       -0.45         -1.16
   APR-2003         3.12           -4.67        1.13         -0.23
   APR-2003         3.14           -3.48        0.46         -0.74
   APR-2003          3.4           -0.88        3.46          1.78
   APR-2003         3.96            0.21        5.76          3.82
30-APR-2003         4.31            1.81        7.55          4.48

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab Hedged Equity Fund(TM)

THE FUND USES SCHWAB EQUITY RATINGS(TM) TO AID IT IN DECIDING WHICH STOCKS TO BUY, AVOID OR SELL SHORT.

THE FUND

THE FUND HAD A POSITIVE TOTAL RETURN FOR THE PERIOD, BUT UNDERPERFORMED THE S&P 500(R) INDEX, ITS BENCHMARK. After rising at the beginning of the period only to fall back into negative territory, the fund rebounded in March and April 2003 when U.S. stocks in general rose.

In our view, there were two main reasons why the fund underperformed its benchmark during the period. First, the fund's hedging strategy, which is designed to reduce exposure to market risk, can lead to short-term underperformance in a rising stock market environment. Second, the market recovery that was underway as the report period opened appeared to be led mainly by rebounding stocks with higher price volatility and higher growth expectations, whereas the fund's strategy favors stocks with lower risk, solid fundamentals and attractive valuation characteristics.

The fund's strategy involves investing primarily in stocks that are rated A or B by Schwab Equity Ratings(TM), and selling short those stocks with ratings of D or F in anticipation that their prices may fall. During the report period, we saw some stocks with ratings of D or F outperform those rated A or B. However, Schwab Equity Ratings' research has indicated that although higher risk stocks at times can outperform the market (especially during strong market uptrends), these performance surges historically have tended to be unsustainable.

Shareholders should bear in mind that the fund's goal includes not only seeking long-term capital appreciation, but managing risk. It addresses the risk management side with several tools, including short sales. During the report period, the fund's total return lagged that of the S&P 500 by nearly 2% while only exhibiting about 33% of the volatility of that index (as measured by beta). Another way to compare the volatility of the fund to that of the index is to look at the best and worst months during the period. The best monthly total return during the period for the S&P 500 was 8.24%, while its worst month was -5.87%. In contrast, the fund's best month was 3.91% and its worst month was -1.33%, a much narrower range. 1

Schwab Equity Ratings are produced by the Schwab Equity Model Development Department.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns are not annualized. Past performance does not indicate future results.


Schwab Hedged Equity Fund(TM)

SCHWAB HEDGED EQUITY FUND(TM)

PERFORMANCE as of 4/30/03

TOTAL RETURNS 1,2

This chart compares performance of the fund with the S&P 500(R) Index and the Morningstar Domestic Hybrid Fund category.

[BAR CHART]

                                 S&P 500   CATEGORY
                         FUND     INDEX     AVERAGE
6 Months                 2.54%    4.48%      3.99%
Since Inception:9/3/02   0.90%    1.33%       n/a

PERFORMANCE OF A $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment in the fund (the minimum investment for this fund), compared with a similar investment in the S&P 500 Index.

$25,225 FUND
$25,332 S&P 500 INDEX

[LINE GRAPH]

             Fund    S&P 500 Index
3-SEP-02     25000       25000
  SEP-02     23850       22283
  OCT-02     24600       24243
  NOV-02     24700       25671
  DEC-02     24375       24164
  JAN-03     24050       23531
  FEB-03     23850       23178
  MAR-03     24275       23403
4-APR-03     25225       25332

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

The fund's long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, there were 1,016 funds in the Morningstar Domestic Hybrid Fund category for the six-month period.

SCHWAB HEDGED EQUITY FUND(TM)

Fund Facts as of 4/30/03

TOP LONG HOLDINGS 1

                                            % OF
SECURITY                                 NET ASSETS
---------------------------------------------------
(1)  CONVENTRY HEALTH CARE, INC.            1.0%
---------------------------------------------------
(2)  FEDEX CORP.                            0.9%
---------------------------------------------------
(3)  BLACK & DECKER CORP.                   0.9%
---------------------------------------------------
(4)  FIRST AMERICAN FINANCIAL CORP.         0.9%
---------------------------------------------------
(5)  AMDOCS LTD.                            0.9%
---------------------------------------------------
     TOTAL                                  4.6%

TOP SHORT POSITIONS 1

                                           % OF
SECURITY                                 NET ASSETS
---------------------------------------------------
(1)   ST. PAUL COS., INC.                   0.7%
---------------------------------------------------
(2)   A.G. EDWARDS, INC.                    0.7%
---------------------------------------------------
(3)   THE MAY DEPARTMENT STORES CO.         0.7%
---------------------------------------------------
(4)   SCHOLASTIC CORP.                      0.6%
---------------------------------------------------
(5)   BAXTER INTERNATIONAL, INC.            0.6%
---------------------------------------------------
      TOTAL                                 3.3%

STATISTICS

                                        LONG       SHORT
                                      HOLDINGS   POSITIONS
----------------------------------------------------------
NUMBER OF HOLDINGS                        189         91
----------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)      $3,267     $2,075
----------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)               14.5       21.7
----------------------------------------------------------
PRICE/BOOK RATIO (P/B)                    2.0        2.0
----------------------------------------------------------
PORTFOLIO TURNOVER RATE 2,3                58%        --
----------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Short positions have been excluded from the calculation of portfolio turnover because at the time of entering the short positions, the fund did not intend to hold the positions for more than one year.

3 Not annualized.

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                           11/1/02-      9/3/02 1-
                                                            4/30/03       10/31/02
----------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------
Net asset value at beginning of period                         9.84        10.00
                                                              ------------------
Income or loss from investment operations:
  Net investment loss                                         (0.05)       (0.01)
  Net realized and unrealized gains or losses                  0.30        (0.15)
                                                              ------------------
  Total income or losses from investment operations            0.25        (0.16)
                                                              ------------------
Net asset value at end of period                              10.09         9.84
                                                              ------------------
Total return (%)                                               2.54 2      (1.60) 2
RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------
Ratio of net operating expenses to average
 net assets (including dividend expense
 on short sales)                                               2.41 3       2.39 3
Ratio of net operating expenses to average
 net assets (excluding dividend expense
 on short sales)                                               2.00 3       2.00 3
Expense reductions reflected in above ratios                   0.45 3       0.94 3
Ratio of net investment loss to
 average net assets                                           (0.94) 3     (0.79) 3
Portfolio turnover rate                                          58 2         68 2
Net assets, end of period ($ x 1,000,000)                        36           32

1 Commencement of operations.

2 Not annualized.

3 Annualized.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top five long holdings and short positions, the number in the circle is the security's rank among their respective top five.

(1) Top five long holdings/short positions

 o Non-income producing security

 @ Collateral for short sales

                                                        COST/       MARKET
                                                      PROCEEDS       VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)     ($x1,000)
---------------------------------------------------------------------------
100.0% COMMON STOCK                                    34,240        35,785

SHORT SALES BY CATEGORY
---------------------------------------------------------------------------
        COMMON STOCK                                    8,810         9,072

                                                                MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
      COMMON STOCK  100.0% of investments

      AEROSPACE / DEFENSE  2.2%
      ---------------------------------------------------------------------
      Lockheed Martin Corp.     3,700                                   186
      Rockwell International Corp.     13,600                           310
      United Technologies Corp.     4,500                               278
                                                                -----------
                                                                        774

      AIR TRANSPORTATION  0.9%
      ---------------------------------------------------------------------
 @(2) Fedex Corp.    5,600                                              335

      APPAREL  2.8%
      ---------------------------------------------------------------------
   o@ Jones Apparel Group, Inc.    3,800                                109
    @ Liz Claiborne, Inc.    10,000                                     325
   o@ Reebok International Ltd.    9,600                                298
    @ VF Corp.    7,200                                                 283
                                                                -----------
                                                                      1,015

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  3.5%
      ---------------------------------------------------------------------
      Autoliv, Inc.    3,100                                             75
    @ Carlisle Cos., Inc.    6,400                                      290
    @ Cooper Tire & Rubber Co.    12,000                                169
      Dana Corp.    20,000                                              186
      Delphi Automotive Systems    1,000                                  8
    @ Eaton Corp.    3,400                                              279
      Ford Motor Co.    1,500                                            16
    o Lear Corp.    5,400                                               215
    o SPX Corp.    800                                                   27
                                                                -----------
                                                                      1,265

      BANK  5.8%
      ---------------------------------------------------------------------
      Amsouth Bancorp    400                                              9
      BankAmerica Corp.    2,000                                        148
      Commerce Bancshares, Inc.    5,750                                218
      Community First Bankshares, Inc.    7,400                         199
      Cullen Frost Bankers, Inc.    5,500                               180
      Doral Financial Corp.    7,000                                    280
      First Midwest Bancorp, Inc.    4,700                              130
      Hudson City Bancorp, Inc.    3,100                                 72
      Hudson United Bancorp    4,600                                    153
      Popular, Inc.    706                                               26
      Trustmark Corp.    1,398                                           34
    @ UnionBanCal Corp.    7,500                                        303
      Wachovia Corp.    7,900                                           302
      Westamerica Bancorp    211                                          9
      Whitney Holding Corp.    619                                       21
                                                                -----------
                                                                      2,084

      BUSINESS MACHINES & SOFTWARE  5.4%
      ---------------------------------------------------------------------
      Adobe Systems, Inc.    9,100                                      314
    o Avocent Corp.    10,000                                           296
    o BMC Software, Inc.    16,400                                      245
    o Cisco Systems, Inc.    11,800                                     177
   o@ Lexmark International, Inc., Class A    4,400                     328
    o Storage Technology Corp.    5,700                                 141
    o Sybase, Inc.    17,700                                            227
    o Xerox Corp.    20,000                                             197
                                                                -----------
                                                                      1,925

      BUSINESS SERVICES  8.5%
      ---------------------------------------------------------------------
      Automatic Data Processing, Inc.    2,400                           81
    o Citrix Systems, Inc.    16,368                                    310
    o Computer Sciences Corp.    500                                     17
      Global Payments, Inc.    1,800                                     56
    o GTech Holdings Corp.    9,000                                     303


See financial notes.

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
    @ H&R Block, Inc.    6,800                                          263
    o Invitrogen Corp.    9,947                                         325
    o Pittston Brink's Group    7,300                                    93
    o Republic Services, Inc., Class A     11,900                       255
    o Symantec Corp.    5,800                                           255
    o Take-Two Interactive Software, Inc.    9,900                      223
   o@ The Dunn & Bradstreet Corp.    8,200                              310
    o University of Phoenix Online, Inc.    7,100                       313
      Viad Corp.    12,200                                              245
                                                                -----------
                                                                      3,049

      CHEMICAL  5.2%
      ---------------------------------------------------------------------
    @ 3M Co.    2,100                                                   265
      Albemarle Corp.    5,000                                          135
      Crompton Corp.    100                                              --
    o Cytec Industries, Inc.    7,300                                   234
    @ E.I. du Pont de Nemours & Co.    7,500                            319
      Great Lakes Chemical Corp.    11,500                              282
    o Hercules, Inc.    11,500                                          117
      Lubrizol Corp.    5,400                                           171
      Praxair, Inc.    5,500                                            319
                                                                -----------
                                                                      1,842

      CONSTRUCTION  2.2%
      ---------------------------------------------------------------------
      Fluor Corp.    1,000                                               34
    o Lennar Corp.    5,200                                             282
      The Ryland Group, Inc.    3,000                                   163
      The Sherwin-Williams Co.    10,500                                293
                                                                -----------
                                                                        772

      CONSUMER DURABLE  1.7%
      ---------------------------------------------------------------------
  (3) Black & Decker Corp.    8,100                                     334
   o@ Rent-A-Center, Inc.    4,500                                      289
                                                                -----------
                                                                        623

      CONSUMER NON-DURABLE  2.6%
      ---------------------------------------------------------------------
    @ Fortune Brands, Inc.    6,000                                     290
      Lancaster Colony Corp.    5,200                                   222
    o Mattel, Inc.    12,800                                            278
    o Yum! Brands, Inc.    5,000                                        124
                                                                -----------
                                                                        914

      CONTAINERS  0.8%
      ---------------------------------------------------------------------
    o PactivCorp.    14,100                                             289

      ELECTRONICS  3.1%
      ---------------------------------------------------------------------
   o@ Acxiom Corp.    18,000                                            251
    o American Power Conversion Corp.    18,007                         280
    o LSI Logic Corp.    1,300                                            7
    o Nextel Communications, Inc., Class A    18,500                    274
    o Thermo Electron Corp.    13,900                                   253
    o Thomas & Betts Corp.    2,600                                      41
                                                                -----------
                                                                      1,106

      ENERGY: RAW MATERIALS  0.1%
      ---------------------------------------------------------------------
      Valero Energy Corp.    1,200                                       44

      FOOD & AGRICULTURE  2.5%
      ---------------------------------------------------------------------
      Corn Products International, Inc.    6,800                        203
      Dean Foods Co.    5,100                                           222
      Fresh del Monte Produce, Inc.    10,300                           201
      Hershey Foods Corp.    4,200                                      274
                                                                -----------
                                                                        900

      HEALTHCARE / DRUGS & MEDICINE  11.6%
      ---------------------------------------------------------------------
    o Anthem Inc.    100                                                  7
    o Apria Healthcare Group, Inc.    10,400                            244
      Becton Dickinson & Co.    8,700                                   308
    @ C.R. Bard, Inc.    5,100                                          323
    o Caremark Rx, Inc.    400                                            8
    o Cephalon, Inc.    3,000                                           123
o@(1) Conventry Health Care, Inc.    8,900                              363
    o Cytec Corp.    16,100                                             213
    o Guidant Corp.    500                                               20
   o@ Health Net, Inc.    11,500                                        300
    o IDEXX Corp.    3,000                                              117
      Johnson & Johnson, Inc.    4,900                                  276
    o Manor Care, Inc.    2,400                                          47
      Merck & Co., Inc.    100                                            6
    @ Mylan Laboratories, Inc.    9,300                                 263
    o Oxford Health Plans, Inc.    9,000                                263
    o PacifiCare Health Systems, Inc.    9,900                          315


See financial notes.

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
    o Quintiles Transnational Corp.    8,640                            121
    o St. Jude Medical, Inc.    6,000                                   315
    o SterisCorp.    10,400                                             236
      United Healthcare Corp.    3,000                                  276
                                                                -----------
                                                                      4,144

      HOUSEHOLD PRODUCTS  2.6%
      ---------------------------------------------------------------------
    @ Clorox Co.    6,100                                               276
      International Flavors & Fragrances, Inc.    8,800                 280
      NU Skin Enterprises, Inc., Class A    6,100                        55
      Procter & Gamble Co.    3,100                                     279
      The Dial Corp.    1,800                                            37
                                                                -----------
                                                                        927

      INSURANCE  8.9%
      ---------------------------------------------------------------------
      Aetna, Inc.    500                                                 25
      AFLAC, Inc.    5,700                                              186
    o CNA Financial Corp.    4,200                                      101
    @ Fidelity National Financial, Inc.    9,000                        310
 @(4) First American Financial Corp.    12,400                          329
    @ Marsh & McLennan Cos., Inc.    5,900                              281
      Odyssey Re Holdings Corp.    6,800                                143
      Old Republic International Corp.    10,300                        315
    o Principal Financial Group, Inc.    10,400                         303
      Protective Life Corp.    6,900                                    198
      Radian Group, Inc.    2,300                                        91
      Safeco Corp.    1,000                                              39
    o StanCorp. Financial Group, Inc.    4,400                          236
    @ The Progressive Corp.    4,200                                    286
      Torchmark Corp.    400                                             15
      W.R. Berkley Corp.    4,700                                       218
      Willis Group Holdings Ltd.    3,000                                93
                                                                -----------
                                                                      3,169

      MEDIA  4.7%
      ---------------------------------------------------------------------
    @ Blockbuster, Inc.    16,900                                       302
      Harte-Hanks Communications, Inc.    6,400                         115
      McClatchy Co., Class A    2,800                                   164
      McGraw Hill Cos., Inc.    3,400                                   199
      Media General, Inc.    3,400                                      187
      Meredith Corp.    7,100                                           307
      Tribune Co.    2,200                                              108
    o Valassis Communications, Inc.    10,800                           287
                                                                -----------
                                                                      1,669

      MISCELLANEOUS FINANCE  6.1%
      ---------------------------------------------------------------------
    o eSpeed, Inc., Class A    5,300                                     69
    @ Fannie Mae    4,000                                               290
      Freddie Mac    5,200                                              301
      GreenPoint Financial Corp.    6,500                               311
      Independence Community Bank Corp.    8,464                        221
    @ Legg Mason, Inc.    5,900                                         320
    @ Nuveen Investments, Inc.    2,300                                  56
      SLM Corp.    2,700                                                303
    @ The Bear Stearns Cos., Inc.    4,500                              301
                                                                -----------
                                                                      2,172

      NON-FERROUS METALS  0.8%
      ---------------------------------------------------------------------
      Freeport-McMoran Copper & Gold, Inc. Class B    16,000            277

      OIL: DOMESTIC  0.9%
      ---------------------------------------------------------------------
      Kerr-McGee Corp.    6,900                                         291
    o Newfield Exploration Co.    1,000                                  34
                                                                -----------
                                                                        325

      OPTICAL & PHOTO  0.8%
      ---------------------------------------------------------------------
      Eastman Kodak Co.    9,600                                        287

      PAPER & FOREST PRODUCTS  0.8%
      ---------------------------------------------------------------------
      International Paper Co.    8,300                                  297

      PRODUCER GOODS & MANUFACTURING  3.6%
      ---------------------------------------------------------------------
      Deere & Co.    6,900                                              304
    o Fisher Scientific International, Inc.    9,200                    265
      Graco, Inc.    3,100                                               95
      Harsco Corp.    4,800                                             165
      Hon Industries, Inc.    4,500                                     133
      Pentair, Inc.    7,500                                            289
      The Timken Co.    100                                               2
      York International Corp.    1,500                                  36
                                                                -----------
                                                                      1,289


See financial notes.

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
      RETAIL  2.6%
      ---------------------------------------------------------------------
    o Best Buy Co., Inc.    1,000                                        35
      Claire's Stores, Inc.    3,800                                     99
      Dollar General Corp.    300                                         4
   o@ Federated Department Stores, Inc.    10,300                       315
      J.C. Penny Co., Inc. (Holding Co.)    3,100                        53
    o Office Depot, Inc.    4,900                                        62
    o Staples, Inc.    800                                               15
      The Gap, Inc.    5,800                                             97
    @ Winn Dixie Stores, Inc.    18,900                                 237
                                                                -----------
                                                                        917

      STEEL  0.8%
      ---------------------------------------------------------------------
      United States Steel Corp.    20,000                               286

      TELEPHONE  3.3%
      ---------------------------------------------------------------------
  (5) Amdocs Ltd.    18,600                                             329
      AT&T Wireless Group    7,200                                       47
      BellSouth Corp.    12,600                                         321
    o Crown Castle International Corp.    20,000                        127
      SBC Communications, Inc.    3,900                                  91
      Sprint Corp.    20,000                                            230
      Verizon Communications, Inc.    1,000                              37
                                                                -----------
                                                                      1,182

      TRAVEL & RECREATION  1.7%
      ---------------------------------------------------------------------
      Brunswick Corp.    1,000                                           22
    o Harrah's Entertainment, Inc.    7,100                             279
    o MGM Mirage    7,500                                               213
      Station Casinos, Inc.    5,400                                    117
                                                                -----------
                                                                        631

      TRUCKING & FREIGHT  0.0%
      ---------------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.    400                               15

      UTILITIES: ELECTRIC & GAS  3.5%
      ---------------------------------------------------------------------
      Constellation Energy Group, Inc.    200                             6
    o Edison International    15,800                                    231
    @ Exelon Corp.    6,100                                             324
      Great Plains Energy, Inc.    11,700                               306
      Hawaiian Electric Industries, Inc.    300                          12
      Kinder Morgan, Inc.    300                                         14
      Questar Corp.    1,300                                             39
      UGI Corp.    8,250                                                261
      Wisconsin Energy Corp.    2,600                                    68
                                                                -----------
                                                                      1,261

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
      SHORT SALES - COMMON STOCK

      AEROSPACE / DEFENSE
      ---------------------------------------------------------------------
      Northrop Grumman Corp.    2,300                                   202

      AIR TRANSPORTATION
      ---------------------------------------------------------------------
      Delta Air Lines, Inc.    900                                       11
      Jetblue Airways Corp.    1,200                                     38
      Sabre Group Holdings, Inc.    8,700                               182
                                                                -----------
                                                                        231

      ALCOHOLIC BEVERAGES
      ---------------------------------------------------------------------
      Adolph Coors Co., Class B    3,000                                161

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES
      ---------------------------------------------------------------------
      Navistar International Corp.     4,000                            112
      O'Reilly Automotive, Inc.    6,885                                204
      Superior Industries International, Inc.    4,400                  174
                                                                -----------
                                                                        490

      BANKS
      ---------------------------------------------------------------------
      BB&T Corp.    4,500                                               147
      Southwest Bancorp of Texas, Inc.    700                            24
      Synovus Financial Corp.    7,200                                  140
      The Colonial Bancgroup, Inc.    10,600                            135
                                                                -----------
                                                                        446

      BUSINESS MACHINES & SOFTWARE
      ---------------------------------------------------------------------
      Network Appliance, Inc.    7,800                                  104
      Total System Services, Inc.    2,300                               42
                                                                -----------
                                                                        146

      BUSINESS SERVICES
      ---------------------------------------------------------------------
      Copart, Inc.    7,400                                              62
      Education Management Corp.    3,900                               190
      FTI Consulting, Inc.    2,300                                     104
      Kinder Morgan Management LLC    509                                18
      Performance Food Group Co.    4,499                               158
                                                                -----------
                                                                        532

      CHEMICAL
      ---------------------------------------------------------------------
      Cabot Corp.    4,200                                              117
      Eastman Chemical Co.    200                                         6
      Lyondell Chemical Co.    7,500                                    109
      Olin Corp.    400                                                   7
                                                                -----------
                                                                        239

      CONSTRUCTION
      ---------------------------------------------------------------------
      Martin Marietta Materials, Inc.    5,300                          157

      CONSUMER DURABLE
      ---------------------------------------------------------------------
      Furniture Brands International, Inc.    6,700                     159

      CONSUMER NON-DURABLE
      ---------------------------------------------------------------------
      Krispy Kreme Doughnuts, Inc.    4,800                             156
      Ruby Tuesday, Inc.    8,700                                       171
                                                                -----------
                                                                        327

      ELECTRONICS
      ---------------------------------------------------------------------
      Advanced Mirco Devices, Inc.    10,800                             80
      Cadence Design System, Inc.    3,100                               35
      Integrated Circuit Systems, Inc.    5,300                         115
      Nvidia Corp.    10,700                                            153
      Skyworks Solutions, Inc.    600                                     3
      Waters Corp.    5,600)                                            135
                                                                -----------
                                                                        521

      ENERGY: RAW MATERIALS
      ---------------------------------------------------------------------
      Helmerich & Payne, Inc.    5,500                                  142
      Noble Drilling Corp.    2,400                                      74
      Rowan Cos., Inc.    100                                             2
      Tidewater, Inc.    1,800                                           48
                                                                -----------
                                                                        266

      FOOD & AGRICULTURE
      ---------------------------------------------------------------------
      Dreyer's Grand Ice Cream, Inc.    500                              32
      Smithfield Foods, Inc.    600                                      12
      Tyson Foods, Inc.    2,900                                         28
                                                                -----------
                                                                         72

      HEALTHCARE / DRUGS & MEDICINE
      ---------------------------------------------------------------------
      Amylin Pharmaceuticals, Inc.    1,580                              30
  (5) Baxter International, Inc.    9,800                               225


See financial notes.

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

PORTFOLIO HOLDINGS continued

                                                                 MKT. VALUE
      SECURITY AND NUMBER OF SHARES                             ($ x 1,000)
      Cymer, Inc.    2,600                                               74
      IDEC Pharmaceutical Corp.    4,200                                138
      Medimmune, Inc.    6,169                                          218
      Univision Communications, Inc.    2,500                            76
                                                                -----------
                                                                        761

      HOUSEHOLD PRODUCTS
      ---------------------------------------------------------------------
      Alberto Culver Co., Class B     2,600                             128

      INSURANCE
      ---------------------------------------------------------------------
      Arthur J. Gallagher & Co.    5,700                                142
  (1) St. Paul Cos, Inc.    7,400                                       254
      UnumProvident Corp.    400                                          5
                                                                -----------
                                                                        401

      MEDIA
      ---------------------------------------------------------------------
  (4) Scholastic Corp.    8,000                                         227

      MISCELLANEOUS FINANCE
      ---------------------------------------------------------------------
  (2) A.G. Edwards, Inc.    8,300                                       247
      Janus Capital Group, Inc.    200                                    3
      W Holding Co, Inc.    3,700                                        73
      Waddell & Reed Financial, Inc.    9,900                           198
                                                                -----------
                                                                        521

      OIL: DOMESTIC
      ---------------------------------------------------------------------
      Chesapeake Energy Corp.    11,900                                  96
      Spinnaker Exploration Co.    3,500                                 75
                                                                -----------
                                                                        171

      PAPER & FOREST PRODUCTS
      ---------------------------------------------------------------------
      Temple Inland, Inc.    1,200                                       55

      PRODUCER GOODS & MANUFACTURING
      ---------------------------------------------------------------------
      Caterpillar, Inc.    4,000                                        210
      General Electric Co.    1,300                                      38
      Johnson Controls, Inc.    200                                      17
      Kennametal, Inc.    200                                             6
      Millipore Corp.    2,600                                           89
      Roper Industries, Inc.    4,500                                   138
                                                                -----------
                                                                        498

      RAILROADS
      ---------------------------------------------------------------------
      Union Pacific Corp.    300                                         18

      REAL PROPERTY
      ---------------------------------------------------------------------
      Catellus Development Corp.    7,000                               148

      RETAIL
      ---------------------------------------------------------------------
      99 Cents Only Stores    1,200                                      35
      American Eagle Outfitters, Inc.    1,600                           28
      Carmax, Inc.    3,800                                              80
      Costco Cos., Inc.    4,200                                        145
      Family Dollar Stores, Inc.    200                                   7
      Limited Brands, Inc.    14,000                                    204
      Nordstrom, Inc.    7,600                                          132
      Target Corp.    1,200                                              40
  (3) The May Department Stores Co.    11,400                           247
      The Neiman-Marcus Group, Inc., Class A    3,500                   112
      Tiffany & Co.    5,300                                            147
                                                                -----------
                                                                      1,177

      TRAVEL & RECREATION
      ---------------------------------------------------------------------
      Carnival Corp.    5,800                                           160

      TRUCKING & FREIGHT
      ---------------------------------------------------------------------
      J.B. Hunt Transport Services, Inc.    1,800                        62
      Swift Transportation Co, Inc.    4,300                             78
      Werner Enterprises, Inc.    400                                     9
                                                                -----------
                                                                        149

      UTILITIES: ELECTRIC & GAS
      ---------------------------------------------------------------------
      Alliant Energy Corp.    4,900                                      86
      El Paso Corp.    7,200                                             54
      KeySpan Corp.    4,800                                            163
      Northeast Utilities,Inc.    1,300                                  19
      Philadelphia Suburban Corp.    1,500                               34
      Public Service Enterprise Group, Inc.    1,700                     66
      Teco Energy, Inc.    14,200                                       153
      TXU Corp.    1,600                                                 32
      WPS Resources Corp.    1,200                                       48
      Xcel Energy, Inc.    4,000                                         54
                                                                -----------
                                                                        709

END OF SHORT SALE POSITIONS. For totals, please see the first page of holdings for the fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES

As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------
Investments, at market value                                       $35,785  a
Deposits with broker for short sales                                 9,233
Receivables:
   Fund shares sold                                                     25
   Interest                                                              5
   Dividends                                                            20
   Investments sold                                                  1,483
   Investments sold short                                              123
Prepaid expenses                                                +        5
                                                                -----------
TOTAL ASSETS                                                        46,679

LIABILITIES
---------------------------------------------------------------------------
Securities sold short, at market value                               9,072  b
Payables:
    Dividends on short sales                                            12
    Investments bought                                               1,452
    Borrowings from custodian                                          130
    Investment adviser and administrator fees                            5
    Transfer agent and shareholder service fees                          1
Accrued expenses                                                +       47
                                                                -----------
TOTAL LIABILITIES                                                   10,719

NET ASSETS
---------------------------------------------------------------------------
TOTAL ASSETS                                                        46,679
TOTAL LIABILITIES                                               -   10,719
                                                                -----------
NET ASSETS                                                         $35,960

NET ASSETS BY SOURCE
Capital received from investors                                     35,388
Net investment loss                                                   (167)
Net realized capital losses                                           (544) c
Net unrealized capital gains                                         1,283 c

NET ASSET VALUE (NAV)
                        SHARES
NET ASSETS    /    OUTSTANDING   =      NAV
   $35,960               3,562       $10.09

a The fund paid $34,240 for these securities. Not counting short-term obligations and government securities, the fund paid $23,273 for securities during the report period and received $20,206 from securities it sold.

b The proceeds for securities sold short is $8,810.

c These derive from investments and short sales.

FEDERAL TAX DATA
----------------------------------------------------------------

PORTFOLIO COST                          $25,585
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 2,958
Losses                               +   (1,830)
                                     ----------
                                        $ 1,128

AS OF OCTOBER 31,2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                         $    --
Long-term capital gains                 $    --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount:
    2010                                $    46


See financial notes.

SCHWAB HEDGED EQUITY FUND(TM) -- Financials

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------
Dividends                                                          $  227
Interest                                                        +      33
                                                                ---------
TOTAL INVESTMENT INCOME                                               260

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------
Net realized losses on investments sold                              (624)
Net realized gains on short sales                               +     230
                                                                ---------
NET REALIZED LOSSES                                                  (394)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------
Net unrealized gains on investments                                 2,280
Net unrealized losses on short sales                            +    (826)
                                                                ---------
NET UNREALIZED GAINS                                                1,454

EXPENSES
-------------------------------------------------------------------------
Investment adviser and administrator fees                             311 a
Transfer agent and shareholder service fees                            44 b
Trustees' fees                                                          3 c
Custodian and portfolio accounting fees                                34
Professional fees                                                      20
Registration fees                                                       5
Shareholder reports                                                    16
Other expenses                                                  +       2
                                                                ---------
Total expenses before short sales                                     435
Dividends on short sales                                               72
Expense reduction                                               +     (80) d
                                                                ---------
NET EXPENSES                                                          427

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               260
NET EXPENSES                                                    +     427
                                                                ---------
NET INVESTMENT LOSS                                                  (167)
NET REALIZED LOSSES                                                  (394) e
NET UNREALIZED GAINS                                            +   1,454 e
                                                                ---------
INCREASE IN NET ASSETS FROM OPERATIONS                             $  893

a Calculated as 1.75% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004 to 2.00% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine expenses and expenses for dividends on securities sold short.

e These add up to a net gain on investments of $1,060.


See financial notes.

Statement of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/02-4/30/03    9/3/02*-10/31/02
Net investment loss                                  ($167)                ($35)
Net realized losses                                   (394)                (150)
Net unrealized gains or losses                    +  1,454                 (171)
                                                  -----------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                        893                 (356)

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------
                                  11/1/02-4/30/03           9/3/02-10/31/02
                            QUANTITY          VALUE       QUANTITY       VALUE
Shares sold                      968         $9,446          3,397     $33,733
Shares redeemed              +  (702)        (6,806)          (101)       (950) a
                             -------------------------------------------------
NET INCREASE                     266         $2,640          3,296     $32,783

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                                  11/1/02-4/30/03            9/3/02-10/31/02
                              SHARES      NET ASSETS       SHARES    NET ASSETS
Beginning of period            3,296        $32,427            --      $    --
Total increase              +    266          3,533         3,296       32,427 b
                            --------------------------------------------------
END OF PERIOD                  3,562        $35,960         3,296      $32,427 c

* Commencement of operations.

a Dollar amount is net of proceeds from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

  CURRENT PERIOD       $33
  PRIOR PERIOD         $14

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $167 at the end of the current period.


See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The fund discussed in this report is highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND SELLS SECURITIES SHORT (SELLING SECURITIES IT DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to the collateral or close out the short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from


Schwab Hedged Equity Fund(TM)
one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

  AMOUNT
OUTSTANDING          AVERAGE              AVERAGE
 AT 4/30/03         BORROWING*           INTEREST
($ x 1,000)        ($ x 1,000)          RATE * (%)
--------------------------------------------------
        130                313                1.62

* For the six-month period ended April 30, 2003.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. These transactions may include other SchwabFunds(TM) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO QUOTED VALUE IS READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

WHEN THE FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends paid on securities sold short are recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Hedged Equity Fund(TM)

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab Hedged Equity Fund(TM)

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third- party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab All Equity Portfolio
   Schwab Growth Portfolio
   Schwab Balanced Portfolio
   Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG25389

Schwab Focus Funds

      SEMIANNUAL REPORT
      April 30, 2003

      Communications Focus Fund

      Financial Services Focus Fund

      Health Care Focus Fund

      Technology Focus Fund

                                                           [CHARLES SCHWAB LOGO]

Four ways to add focus to your portfolio using sector investing.

In This Report

     Management's Discussion...............................................    2
     The president of SchwabFunds(R) and the funds' managers discuss the factors that affected fund performance during the report period.

     Fund Performance and Related Data
     Fund and index performance data, fund facts, portfolio holdings and fund financials.

       Communications Focus Fund.............................................  6
       Ticker Symbol: SWCFX
       The fund's goal is to seek long-term capital growth.

       Financial Services Focus Fund......................................... 14
       Ticker Symbol: SWFFX
       The fund's goal is to seek long-term capital growth.

       Health Care Focus Fund................................................ 22
       Ticker Symbol: SWHFX
       The fund's goal is to seek long-term capital growth.

       Technology Focus Fund................................................. 30
       Ticker Symbol: SWTFX
       The fund's goal is to seek long-term capital growth.

     Financial Notes.......................................................   38

     Glossary..............................................................   41

FROM THE CHAIRMAN

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Without question, these are challenging times for America's investors. But I believe that they also may provide opportunities, especially for those who stay involved with their investment portfolios and review their mutual fund holdings with their investment objectives in mind.

As this report goes to press, the President has signed into law a new tax package that I believe offers significant potential benefits for all investors.

The new tax package will reduce the rate of taxation on many corporate dividends and on capital gains. I believe that reducing these taxes could serve as a stimulus to the stock market, thereby benefiting all owners of U.S. stocks.

For years, corporate dividends have been taxed twice: first when the corporation earned the money, and again when investors received the dividend. In my view, this has provided an incentive for corporations to retain profits as cash rather than sharing them with their shareholders. I believe reducing the dividend tax gives companies the right incentives to invest and create new jobs.

Here at Schwab, we are actively exploring ways to help investors meet their financial objectives. At SchwabFunds(R), these efforts are being led by the new president of SchwabFunds, Randall Merk. Randy brings a wealth of experience to the job, and we welcome his leadership, vision and wisdom.

On behalf of SchwabFunds, I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us. In turn, it's our mission to help you meet your financial goals.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION November 1, 2002--April 30, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been struck by the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events demand as high a level of diligence as ever on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we continue to work hard to uphold the best interests of our shareholders.

Mutual funds are facing many initiatives at the moment. These include changes in corporate governance practices, such as the Sarbanes-Oxley Act (which requires senior management certification of financial reports), and new regulations affecting disclosures of mutual funds' proxy voting practices. Many of these changes have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with them.

In the meantime, it is worth keeping in mind that the basic tenets of mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification are as important as ever. The range of choices available from SchwabFunds can make it easy to diversify your portfolio. In addition, as our range of funds grows, we'll let you know when new funds are launched (or you can stay informed by visiting www.schwab.com/schwabfunds).

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals. If there is something more that we can do to help, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Focus Funds

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the funds. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the Financial Services and Technology funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. Toward the end of the report period, as intensive military action drew to a close, the nation's focus shifted and its level of concern over war-related uncertainty declined.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6%. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A half-percent interest rate cut in November 2002 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by advancing new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS AND LARGE-CAP VALUE STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut.


                                                              Schwab Focus Funds

MANAGEMENT'S DISCUSSION continued

STOCK PRICES DURING THE PERIOD APPEARED TO GENERALLY REFLECT COMPANIES' ESTABLISHED EARNING POWER, ALTHOUGH ANTICIPATED FUTURE EARNINGS BEGAN TO DRIVE RETURNS IN SOME SECTORS.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock.

In our view, this was a sign of lingering skepticism among investors about earnings projections, whether those projections came from corporate management or from analysts. As the report period came to a close, there were some issues that remained unresolved. For instance, there were still companies coming forward with earnings restatements or with large one-time charges. There were also questions about how companies account for pension plan liabilities, and how related practices might trigger another round of earnings restatements. We believe investors' sensitivity to factors such as these was likely heightened by the memory of the many recent high-profile cases of corporate malfeasance.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.48%   S&P 500(R) INDEX: measures U.S. large-cap stocks

7.55%   RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

1.81% MSCI-EAFE (R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.31%   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                       Lehman                     Russell 2000
                     Aggregate       MSCI EAFE      Small-Cap       S&P 500
                     Bond Index        Index          Index          Index
31-Oct-02                  0               0              0              0
   Nov-02              -0.18           -0.36            2.6           1.72
   Nov-02               0.59            1.71           2.65           1.95
   Nov-02               0.25            0.52            3.5            2.2
   Nov-02              -0.07            3.64           6.59            5.6
   Nov-02              -0.03             4.7           9.98            6.2
   Dec-02               0.52            0.96           5.77           2.59
   Dec-02               0.86           -0.03           6.05           2.06
   Dec-02               1.42           -1.25           2.87           0.14
   Dec-02               1.99            0.71            4.5           0.75
   Jan-03               1.36            2.13           5.44           3.01
   Jan-03               1.18            2.45           6.35           5.14
   Jan-03               1.83             3.2           6.09            3.7
   Jan-03                2.2           -0.55           3.09           0.61
   Jan-03               2.12           -3.01          -1.19          -4.19
   Feb-03               2.47           -3.67          -1.94          -4.88
   Feb-03               2.45           -4.75          -4.58          -7.18
   Feb-03               2.75           -3.54          -3.25          -4.91
   Feb-03               3.54           -6.69          -2.77          -4.84
   Mar-03               3.82           -6.69          -4.79          -6.53
   Mar-03               3.45          -10.09           -4.3          -5.38
   Mar-03               2.18           -5.24          -0.25          -0.36
   Mar-03               3.12           -5.07          -0.45          -1.16
   Apr-03               3.12           -4.67           1.13          -0.23
   Apr-03               3.14           -3.48           0.46          -0.74
   Apr-03                3.4           -0.88           3.46           1.78
   Apr-03               3.96            0.21           5.76           3.82
30-Apr-03               4.31            1.81           7.55           4.48

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab Focus Funds

ALL FOUR FOCUS FUNDS POSTED POSITIVE TOTAL RETURNS FOR THE REPORT PERIOD, AND TWO FUNDS OUTPERFORMED THEIR BENCHMARKS.

THE FUNDS

During the report period, the COMMUNICATIONS FOCUS FUND posted positive total returns and outperformed both its S&P sector and the overall S&P 500(R) Index. The fund was helped by a weighting of almost 20% in broadcasting, which as a category was up nearly 22% for the period. Strong performance from communications equipment stocks also helped. The worst performing category was telephone company stocks, down more than 1%, although the fund was underweighted in this category.

The FINANCIAL SERVICES FOCUS FUND also posted positive total returns and outperformed both its S&P sector and the overall S&P 500 Index for the report period. The fund benefited from a large position in General Electric 1. Also, the fund's stocks of banks, investment managers and multi-line insurance companies did well, while its property and casualty stocks fared poorly.

The HEALTH CARE FOCUS FUND underperformed its S&P sector and the overall S&P 500 Index, but did succeed in turning in a positive total return for the report period. Health care commercial services was the fund's best performing category, with returns of over 26%, while hospital management was the worst performing category, falling more than 35% for the period. The fund's underweighting of biotech stocks, which performed well, hampered its total return.

The TECHNOLOGY FOCUS FUND lagged its S&P sector and category average, due mainly to stockpicking: the fund held several large-cap underperformers that weren't included in the index (which has fewer names than the fund). However, the fund's performance was still strong enough to outperform the overall S&P 500 Index and to make the fund the top performer of the four funds covered in this report. Several computer-related industries--software, peripherals, and services--led in performance, while aerospace and defense was the worst performer, hurt by the airline industry's ongoing problems.

Since each fund focuses its investments on companies involved in a specific sector, these funds may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 General Electric represented 10.5% of the fund's portfolio as of 4/30/03.


                                                              Schwab Focus Funds

COMMUNICATIONS FOCUS FUND

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with the S&P Communications Sector Index and the Morningstar Communications Fund category.

[BAR CHART]

                                S&P COMMUNICATIONS     CATEGORY
                      FUND         SECTOR INDEX         AVERAGE
6 MONTHS               6.61            -2.57              7.18
1 YEAR               -12.49           -13.14               -17
SINCE INCEPTION       -34.4           -28.16               n/a
7/3/00

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the S&P Communications Sector Index and the S&P 500(R) Index.

$3,029 FUND
$3,919 S&P COMMUNICATIONS SECTOR INDEX
$6,570 S&P 500 INDEX

[LINE GRAPH]

                             S&P
                        Communications    S&P 500
                Fund    Sector Index       Index
03-Jul-00       10000       10000          10000
   Jul-00        9490        9205           9844
   Aug-00        9720        8986          10455
   Sep-00        8510        8910           9903
   Oct-00        8130        9130           9862
   Nov-00        6740        7825           9085
   Dec-00        6402        7206           9129
   Jan-01        7382        8264           9453
   Feb-01        5972        7522           8591
   Mar-01        5462        7148           8046
   Apr-01        5972        7452           8672
   May-01        5682        7333           8730
   Jun-01        5232        7016           8518
   Jul-01        5142        7335           8434
   Aug-01        4581        6654           7906
   Sep-01        4281        7035           7267
   Oct-01        4161        6105           7406
   Nov-01        4471        6215           7974
   Dec-01        4511        6323           8044
   Jan-02        4181        5830           7927
   Feb-02        3931        5456           7774
   Mar-02        3961        5341           8066
   Apr-02        3461        4511           7577
   May-02        3481        4676           7521
   Jun-02        2941        4092           6986
   Jul-02        2651        3583           6442
   Aug-02        2681        3520           6484
   Sep-02        2361        3026           5779
   Oct-02        2841        4022           6287
   Nov-02        3211        4505           6658
   Dec-02        2877        4166           6267
   Jan-03        2857        3899           6103
   Feb-03        2746        3574           6011
   Mar-03        2726        3565           6069
30-Apr-03        3029        3919           6570

   All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, there were 52 funds in the Morningstar Communications Fund category for the six-month and one-year periods.


Schwab Focus Funds

COMMUNICATIONS FOCUS FUND

Fund Facts as of 4/30/03

TOP HOLDINGS 1

                                               % OF
SECURITY                                    INVESTMENTS
-------------------------------------------------------
 (1)   VERIZON COMMUNICATIONS, INC.            10.1%
-------------------------------------------------------
 (2)   VODAFONE GROUP PLC                       7.6%
-------------------------------------------------------
 (3)   SBC COMMUNICATIONS, INC.                 6.8%
-------------------------------------------------------
 (4)   AOL TIME WARNER, INC.                    6.4%
-------------------------------------------------------
 (5)   COMCAST CORP. Class A                    6.0%
-------------------------------------------------------
 (6)   BELLSOUTH CORP.                          4.6%
-------------------------------------------------------
 (7)   THE WALT DISNEY CO.                      4.3%
-------------------------------------------------------
 (8)   LIBERTY MEDIA CORP. Class A              4.1%
-------------------------------------------------------
 (9)   NOKIA OYJ                                3.2%
-------------------------------------------------------
(10)   NEXTEL COMMUNICATION, INC. Class A       2.8%
-------------------------------------------------------
       TOTAL                                   55.9%

STATISTICS

NUMBER OF HOLDINGS                               51
-------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)           $33,434
-------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                       --
-------------------------------------------------------
PRICE/BOOK RATIO (P/B)                          2.4
-------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                        60%
-------------------------------------------------------
EXPENSE RATIO 3                                1.10%

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

54.1%     TELEPHONE
33.7%     MEDIA
10.5%     ELECTRONICS
 1.0%     PRODUCER GOODS & MANUFACTURING
 0.7%     OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).


                                                              Schwab Focus Funds

COMMUNICATIONS FOCUS FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                 11/1/02-    11/1/01-   11/1/00-    7/3/00 1-
                                                  4/30/03    10/31/02   10/31/01    10/31/00
--------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period              2.84       4.16       8.13       10.00
                                                  ------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                     0.01       0.03      (0.00) 2     0.00 2
  Net realized and unrealized gains or losses       0.18      (1.35)     (3.97)      (1.87)
                                                  ------------------------------------------
  Total income or loss from investment operations   0.19      (1.32)     (3.97)      (1.87)
Less distributions:
  Dividends from net investment income             (0.03)        --      (0.00) 2       --
                                                  ------------------------------------------
Net asset value at end of period                    3.00       2.84       4.16        8.13
                                                  ------------------------------------------
Total return (%)                                    6.61 3   (31.73)    (48.82)     (18.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                0.96 4     0.89       0.89 5      0.89 4
Expense reductions reflected in above ratio         0.85 4     0.79       0.40        0.82 4
Ratio of net investment income or loss to
  average net assets                                0.71 4     0.69      (0.02)       0.07 4
Portfolio turnover rate                               60 3       94        154          45 3
Net assets, end of period ($ x 1,000,000)             10          9         16          32

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 Would have been 0.90% if certain non-routine expenses (interest expense) had been included.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                     COST     MARKET VALUE
HOLDINGS BY CATEGORY             ($ x 1,000)   ($ x 1,000)
----------------------------------------------------------
99.3% COMMON STOCK                  11,178        9,598

 0.7% SHORT-TERM INVESTMENT             63           63
----------------------------------------------------------
100.0% TOTAL INVESTMENTS            11,241        9,661

                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                        ($ x 1,000)
      COMMON STOCK 99.3% of investments

      ELECTRONICS  10.5%
      ----------------------------------------------------------------
    o Allen Telecom, Inc.    4,600                                  62
    o JDS Uniphase Corp.    17,600                                  57
    o Lucent Technologies, Inc.    48,900                           88
      Motorola, Inc.    24,190                                     191
 *(9) Nokia Oyj    18,653                                          309
      Qualcomm, Inc.    7,600                                      242
    o Univision Communications, Inc.,
      Class A    2,000                                              61
                                                           -----------
                                                                 1,010
      MEDIA  33.7%
      ----------------------------------------------------------------
    o American Tower Corp., Class A    9,000                        60
 o(4) AOL Time Warner, Inc.    44,900                              614
    o Clear Channel Communications, Inc.    6,442                  252
 o(5) Comcast Corp., Class A    18,119                             578
    o Comcast Corp., Special Class A    8,400                      253
    o Cox Communications, Inc., Class A    4,400                   146
    o EchoStar Communications Corp.,
      Class A    2,600                                              78
    o Emmis Communications Corp.,
      Class A     3,500                                             66
    o Fox Entertainment Group, Inc.,
      Class A    5,700                                             145
    o Hispanic Broadcasting Corp.    2,000                          51
 o(8) Liberty Media Corp., Class A    35,973                       396
    o PanAmSat Corp.    3,000                                       52
    o USA Interactive    4,000                                     120
  (7) The Walt Disney Co.    22,095                                412
    o Westwood One, Inc.    1,100                                   38
                                                           -----------
                                                                 3,261

      PRODUCER GOODS & MANUFACTURING  1.0%
      ----------------------------------------------------------------
    o Corning, Inc.    18,300                                       99

      TELEPHONE  54.1%
      ----------------------------------------------------------------
    * Alcatel SA    6,300                                           51
      Alltel Corp.    2,500                                        117
    * America Movil    SA, Series L    9,300                       156
      AT&T Corp.     4,278                                          73
    o AT&T Wireless Services, Inc.    20,134                       130
  (6) BellSouth Corp.    17,337                                    442
    o Broadwing, Inc.    14,900                                     69
   *o China Mobile Ltd.    26,400                                  264
    * China Telecom Corp. Ltd.    2,100                             40
    o Citizens Communications Co.    7,800                          85
    * Deutsche Telekom AG    3,602                                  48
    * KT Corp.    7,400                                            150
    o Level 3 Communications, Inc.    16,900                        97
    * Matav-Cable Systems Media Ltd.    3,600                       70
   *o Mobile TeleSystems OJSC    2,100                             101
 o(10)Nextel Communications, Inc.,
      Class A    18,100                                            268
    o Nextel Partners, Inc.,
      Class A    10,200                                             59
    * Nippon Telegraph & Telephone
      Corp.    10,100                                              176
    o Qwest Communications
      International, Inc.    19,200                                 72
  (3) SBC Communications, Inc.    28,304                           661
    * SK Telecom Co. Ltd.    6,600                                 100
      Sprint Corp. (FON Group)    7,600                             88
    * Telecom Corp. of New Zealand Ltd.    2,700                    58
    * Telefonaktiebolaget LM Ericsson    9,626                      87


                                                            See financial notes.

                     COMMUNICATIONS FOCUS FUND -- FINANCIALS

                                                           MKT. VALUE
      SECURITY AND NUMBER OF SHARES                        ($ x 1,000)

  (1) Verizon Communications, Inc.    26,082                       975
    * Vimpel-Communications    1,300                                52
 *(2) Vodafone Group PLC    37,372                                 739
                                                           -----------
                                                                 5,228
      SECURITY                                              FACE VALUE
        RATE, MATURITY DATE                                 ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.7% of investments
      ----------------------------------------------------------------
      Brown Brothers Harriman,
      Grand Cayman Time Deposit
      0.80%, 05/01/03                 63                            63
      ----------------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------
Investments, at market value
   (including $195 of securities on loan)                       $9,661 a
Collateral held for securities on loan                             200
Receivables:
   Dividends                                                        31
Prepaid expenses                                           +         6
                                                           -----------
TOTAL ASSETS                                                     9,898

LIABILITIES
----------------------------------------------------------------------
Collateral held for securities on loan                             200
Payables:
   Fund shares redeemed                                              5
   Investments bought                                               50
Accrued expenses                                           +        42
                                                           -----------
TOTAL LIABILITIES                                                  297

NET ASSETS
----------------------------------------------------------------------
TOTAL ASSETS                                                     9,898
TOTAL LIABILITIES                                          -       297
                                                           -----------
NET ASSETS                                                      $9,601

NET ASSETS BY SOURCE
Capital received from investors                                 37,363
Net investment income not yet distributed                           32
Net realized capital losses                                    (26,214)
Net unrealized capital losses                                   (1,580)

NET ASSET VALUE (NAV)

                          SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$9,601                     3,200         $3.00

a The fund paid $11,241 for these securities. Not counting short-term obligations and government securities, the fund paid $5,562 for securities during the report period and received $5,786 from securities it sold or that matured.

FEDERAL TAX DATA
-----------------------------------------------------------------------
PORTFOLIO COST                                                 $12,481

NET UNREALIZED GAINS AND LOSSES:
Gains                                                             $657
Losses                                                     +    (3,477)
                                                           -----------
                                                               ($2,820)

AS OF OCTOBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                                                    $86
Long-term capital gains                                            $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                          Loss amount
2008                                                            $1,226
2009                                                            13,397
2010                                                       +     8,364
                                                           -----------
                                                               $22,987


                                                            See financial notes.

COMMUNICATIONS FOCUS FUND -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------
Dividends                                                            $77 a

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------
Net realized losses on investments sold                           (1,693)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------
Net unrealized gains on investments                                2,245

EXPENSES
--------------------------------------------------------------------------
Investment adviser and administrator fees                             25 b
Transfer agent and shareholder service fees                           12 c
Trustees' fees                                                         2 d
Custodian fees                                                        20
Portfolio accounting fees                                              1
Professional fees                                                     11
Registration fees                                                      5
Shareholder reports                                                    7
Other expenses                                               +         1
                                                             -----------
Total expenses                                                        84
Expense reduction                                            -        40 e
                                                             -----------
NET EXPENSES                                                          44

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               77
NET EXPENSES                                                 -        44
                                                             -----------
NET INVESTMENT INCOME                                                 33
NET REALIZED LOSSES                                               (1,693) f
NET UNREALIZED GAINS                                         +     2,245  f
                                                             -----------
INCREASE IN NET ASSETS FROM OPERATIONS                              $585

a An additional $2 was withheld for foreign taxes.

b Calculated as 0.54% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e Includes $25 from the investment adviser (CSIM) and $10 from the transfer agent and shareholder service agent (Schwab). In addition, the total expenses reimbursed by the investment adviser was $5. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, to 1.10% of average daily net assets. Prior to March 1, 2003, this limit was 0.89%. This limit doesn't include interest, taxes and certain non- routine expenses.

f These add up to a net gain on investments of $552.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
-----------------------------------------------------------------------------
                                          11/1/02-4/30/03    11/1/01-10/31/02
Net investment income                                   $33               $86
Net realized losses                                  (1,693)           (6,355)
Net unrealized gains                      +           2,245             1,679
                                       --------------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                       585            (4,590)

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------
Dividends from net investment income                    $87               $--

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------
                                 11/1/02-4/30/02            11/1/01-10/31/02
                             QUANTITY        VALUE     QUANTITY       VALUE
Shares sold                        404        $1,171       655         $2,313
Shares reinvested                   30            87        --             --
Shares redeemed             +     (504)       (1,436)   (1,190)        (4,283) a
                            -------------------------------------------------
NET DECREASE                       (70)        ($178)     (535)       ($1,970)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                11/1/02-4/30/03             11/1/01-10/31/02
                              SHARES        NET ASSETS  SHARES       NET ASSETS
Beginning of period              3,270       $9,281      3,805        $15,841
Total increase or
  decrease                  +      (70)         320       (535)        (6,560) b
                            --------------------------------------------------
END OF PERIOD                    3,200       $9,601      3,270         $9,281 c

a Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

  CURRENT PERIOD                     $3
  PRIOR PERIOD                       $4

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $32 and $86 at the end of the current period and the prior period, respectively.


                                                            See financial notes.

FINANCIAL SERVICES FOCUS FUND

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with the S&P Financial Services Sector Index and the Morningstar Financial Services Fund category.

[BAR CHART]

                                S&P COMMUNICATIONS     CATEGORY
                      FUND         SECTOR INDEX         AVERAGE
6 MONTHS              6.01              4.95              4.94
1 YEAR               -6.99             -9.71            -10.15
SINCE INCEPTION       1.93              1.63              n/a
7/3/00

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the S&P Financial Services Sector Index and the S&P 500(R) Index.

$10,558  FUND
$10,469  S&P FINANCIAL SERVICES SECTOR INDEX
$6,570   S&P 500 INDEX

[LINE GRAPH]

                      S&P Financial Services Sector
              Fund               Index                  S&P 500 Index
03-Jul-00    10000               10000                      10000
   Jul-00    10770               11034                       9844
   Aug-00    11830               12093                      10455
   Sep-00    12050               12381                       9903
   Oct-00    11860               12327                       9862
   Nov-00    11200               11601                       9085
   Dec-00    12136               12648                       9129
   Jan-01    11928               12613                       9453
   Feb-01    11501               11784                       8591
   Mar-01    11023               11429                       8046
   Apr-01    11637               11855                       8672
   May-01    12032               12332                       8730
   Jun-01    12094               12327                       8518
   Jul-01    11761               12128                       8434
   Aug-01    11096               11389                       7906
   Sep-01    10368               10717                       7267
   Oct-01    10139               10518                       7406
   Nov-01    10805               11269                       7974
   Dec-01    11172               11515                       8044
   Jan-02    10919               11335                       7927
   Feb-02    10982               11170                       7774
   Mar-02    11499               11913                       8066
   Apr-02    11351               11595                       7577
   May-02    11362               11575                       7521
   Jun-02    10866               11026                       6986
   Jul-02    10433               10151                       6442
   Aug-02    10549               10359                       6484
   Sep-02     9378                9148                       5779
   Oct-02     9959                9976                       6287
   Nov-02    10212               10386                       6658
   Dec-02     9786                9830                       6267
   Jan-03     9593                9665                       6103
   Feb-03     9379                9363                       6011
   Mar-03     9464                9326                       6069
30-Apr-03    10558               10469                       6570

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, there were 109 funds in the Morningstar Financial Services Fund category for the six-month and one-year periods.


Schwab Focus Funds

FINANCIAL SERVICES FOCUS FUND

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

                                           % OF
SECURITY                                INVESTMENTS
---------------------------------------------------
 (1) GENERAL ELECTRIC CO.                  10.5%
---------------------------------------------------
 (2) BANK OF AMERICA CORP.                  6.5%
---------------------------------------------------
 (3) AMERICAN INTERNATIONAL GROUP, INC.     5.6%
---------------------------------------------------
 (4) CITIGROUP, INC.                        4.5%
---------------------------------------------------
 (5) BERKSHIRE HATHAWAY, INC. CLASS A       3.9%
---------------------------------------------------
 (6) WELLS FARGO & Co.                      3.5%
---------------------------------------------------
 (7) WACHOVIA CORP.                         3.1%
---------------------------------------------------
 (8) FANNIA MAA                             3.0%
---------------------------------------------------
 (9) BANK ONA CORP.                         2.5%
---------------------------------------------------
(10) PRUDENTIAL FINANCIAL, INC.             2.3%
---------------------------------------------------
     TOTAL                                 45.4%

STATISTICS

NUMBER OF HOLDINGS                           99
---------------------------------------------------
MEDIAN MARKET CAP ($ X 1,000,000)      $ 35,079
---------------------------------------------------
PRICA/EARNINGS RATIO (P/E)                 17.9
---------------------------------------------------
PRICA/BOOK RATIO (P/B)                      2.5
---------------------------------------------------
PORTFOLIO TURNOVER RATE 2                    63%
---------------------------------------------------
EXPENSE RATIO 3                            1.10%
---------------------------------------------------

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

31.3%     BANKS
28.4%     MISCELLANEOUS FINANCE
23.2%     INSURANCE
10.5%     PRODUCER GOODS & MANUFACTURING
 6.2%     REAL PROPERTY
 0.4%     OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).


                                                              Schwab Focus Funds

FINANCIAL SERVICES FOCUS FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                   11/1/02-   11/1/01-   11/1/00-  7/3/00 1-
                                                    4/30/03   10/31/02   10/31/01  10/31/00
--------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period               9.44       9.75       11.86     10.00
                                                   -----------------------------------------
Income or loss from investment operations:
  Net investment income                              0.07       0.12        0.09      0.04
  Net realized and unrealized gains or losses        0.49      (0.28)      (1.76)     1.82
                                                   -----------------------------------------
  Total income or loss from investment operations    0.56      (0.16)      (1.67)     1.86

Less distributions:
  Dividends from net investment income              (0.15)     (0.09)      (0.06)       --
  Distributions from net realized gains                --      (0.06)      (0.38)       --
                                                   -----------------------------------------
  Total distributions                               (0.15)     (0.15)      (0.44)       --
                                                   -----------------------------------------
Net asset value at end of period                     9.85       9.44        9.75     11.86
                                                   -----------------------------------------
Total return (%)                                     6.01 2    (1.78)     (14.51)    18.60 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 0.96 3     0.89        0.89      0.89 3
Expense reductions reflected in above ratio          0.55 3     0.43        0.34      1.10 3
Ratio of net investment income to
  average net assets                                 1.28 3     1.20        0.75      1.04 3
Portfolio turnover rate                                63 2      131         151        40 2
Net assets, end of period ($ x 1,000,000)              16         17          21        24

1 Commencement of operations.

2 Not annualized.

3 Annualized.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                                 COST       MARKET VALUE
HOLDINGS BY CATEGORY          ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------
99.6% COMMON STOCK               15,753         16,137
 0.4% SHORT-TERM
      INVESTMENT                     68             68
                                 ------         ------
100.0% TOTAL INVESTMENTS         15,821         16,205

                                                       MKT. VALUE
     SECURITY AND NUMBER OF SHARES                     ($ x 1,000)
     COMMON STOCK
     99.6% of investments

     BANKS  31.3%
     -------------------------------------------------------------
    Bancorpsouth, Inc.    1,300                                26
(2) Bank of America Corp.    14,180                         1,050
    The Bank of New York Co., Inc.    4,100                   108
(9) Bank One Corp.    11,200                                  404
    BB&T Corp.    5,260                                       171
    City Holding Co.    2,700                                  77
    Comerica, Inc.    2,300                                   100
    Fifth Third Bancorp    3,490                              172
    FleetBoston Financial Corp.    7,980                      212
    Gold Banc Corp., Inc.    4,800                             42
    Golden West Financial Corp.    600                         45
    GreenPoint Financial Corp.    1,400                        67
    Hudson City Bancorp, Inc.    2,500                         58
    Huntington Bancshares, Inc.    3,300                       64
    Irwin Financial Corp.    3,000                             71
    J.P. Morgan Chase & Co.    11,964                         351
    KeyCorp, Inc.    3,000                                     72
    Midwest Banc Holdings, Inc.    1,900                       34
    National City Corp.    4,800                              144
o   Providian Financial Corp.    5,900                         44
    Regions Financial Corp.    2,200                           74
    Roslyn Bancorp., Inc.    300                                6
    SouthTrust Corp.    1,500                                  40
    Sterling Bancshares, Inc.    3,400                         41
    SunTrust Banks, Inc.    1,200                              69
    U.S. Bancorp    15,615                                    346
    UnionBanCal Corp.    2,700                                109
(7) Wachovia Corp.    13,000                                  497
(6) Wells Fargo & Co.    11,600                               560
    WesBanco, Inc.    1,000                                    25
                                                             -----
                                                             5,079
    INSURANCE  23.2%
    -------------------------------------------------------------
    ACE Ltd.    600                                            20
    Aetna, Inc.    3,200                                      159
    AFLAC, Inc.    2,600                                       85
o   Allmerica Financial Corp.    100                            2
    The Allstate Corp.    6,200                               234
    American Financial Group, Inc.   2,480                     55
(3) American International Group, Inc.    15,747              913
    AmerUs Group Co.    1,300                                  34
    Cincinnati Financial Corp.    1,700                        63
o   CNA Financial Corp.    8,900                              213
    Fremont General Corp.    6,600                             62
    Hartford Financial Services Group, Inc.   1,900            77
    John Hancock Financial Services, Inc.    2,220             64
    Landamerica Financial Group, Inc.    2,200                 90
    Loews Corp.    2,700                                      111
    Marsh & McLennan Cos., Inc.    3,400                      162
    Metlife, Inc.    5,600                                    161
    Odyssey Re Holdings Corp.    600                           13
    The Phoenix Cos., Inc.    5,300                            42
    PMA Capital Corp., Class A    9,000                        77
    Principal Financial Group, Inc.    4,200                  122
    The Progressive Corp.    800                               54
(10)Prudential Financial, Inc.    11,600                      371
    Radian Group, Inc.    1,200                                48
    Safeco Corp.    1,000                                      38
    St. Paul Cos., Inc.    4,400                              151


                                                            See financial notes.

FINANCIAL SERVICES FOCUS FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                         MKT. VALUE
      SECURITY AND NUMBER OF SHARES                      ($ x 1,000)
     Travelers Property Casualty Corp.,
     Class A    1,101                                           18
     Travelers Property Casualty Corp.,
     Class B    9,700                                          158
   o UICI    3,600                                              43
     UnumProvident Corp.    1,200                               14
     XL Capital Ltd., Class A    1,300                         107
                                                            ------
                                                             3,761

     MISCELLANEOUS FINANCE  28.4%
     -------------------------------------------------------------
     American Capital Strategies Ltd.    400                    10
     American Express Co.    9,660                             366
     The Bear Stearns Cos., Inc.    1,800                      120
o(5) Berkshire Hathaway, Inc., Class A    9                    628
     Capital One Financial Corp.    2,800                      117
     Charter Municipal Mortgage
     Acceptance Co.    600                                      11
     Charter One Financial, Inc.    6,147                      179
     CIT Group, Inc.    10,300                                 210
 (4) Citigroup, Inc.    18,775                                 737
     Countrywide Financial Corp.    1,300                       88
 (8) Fannie Mae    6,720                                       486
     Franklin Resources, Inc.    1,500                          52
     Freddie Mac    4,300                                      249
     Goldman Sachs Group, Inc.    2,820                        214
     MBNA Corp.     5,690                                      108
     Merrill Lynch & Co., Inc.    5,400                        222
     Morgan Stanley    6,520                                   292
     New Century Financial Corp.    1,100                       40
   o Portfolio Recovery Associates, Inc.    1,100               30
   o Saxon Capital, Inc.    2,800                               41
     SLM Corp.    800                                           90
     Sovereign Bancorp., Inc.    7,500                         116
     Washington Mutual, Inc.    4,740                          187
                                                           -------
                                                             4,593

     PRODUCER GOODS & MANUFACTURING  10.5%
     -------------------------------------------------------------
 (1) General Electric Co.    57,760                          1,701

     REAL PROPERTY  6.2%
     -------------------------------------------------------------
     Corporate Office Properties Trust SBI    900               14
     Developers Diversified Realty Corp.    6,200              156

                                                        MKT. VALUE
      SECURITY AND NUMBER OF SHARES                     ($ x 1,000)
     Entertainment Properties Trust    800                      21
     Equity Office Properties Trust    2,500                    65
     Getty Realty Corp.    7,200                               143
     Heritage Property Investment
     Trust    3,500                                             89
     HRPT Properties Trust    14,500                           131
     iStar Financial, Inc.    200                                6
     Kimco Realty Corp.    6,100                               221
     Koger Equity, Inc.    2,600                                42
   o La Quinta Corp.    8,500                                   29
     Reckson Associates Realty Corp.    100                      2
     Simon Property Group, Inc.    2,300                        84
                                                            ------
                                                             1,003

     SECURITY                          FACE VALUE
     RATE, MATURITY DATE               ($ x 1,000)
     SHORT-TERM INVESTMENT
     0.4% of investments

     Brown Brothers Harriman,
     Grand Cayman Time Deposit
     0.80%, 05/01/03                           68               68
     -------------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------
Investments, at market value                                     $16,205 a
Receivables:
  Dividends                                                           13
Prepaid expenses                                             +         6
                                                             -----------
TOTAL ASSETS                                                      16,224

LIABILITIES
------------------------------------------------------------------------
Accrued expenses                                             +        36
                                                             -----------
TOTAL LIABILITIES                                                     36

NET ASSETS
------------------------------------------------------------------------
TOTAL ASSETS                                                      16,224
TOTAL LIABILITIES                                            -        36
                                                             -----------
NET ASSETS                                                       $16,188

NET ASSETS BY SOURCE
Capital received from investors                                   17,783
Net investment income not yet distributed                             44
Net realized capital losses                                       (2,023)
Net unrealized capital gains                                         384

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS      /       OUTSTANDING      =      NAV
$16,188                 1,643                   $9.85

a The fund paid $15,821 for these securities. Not counting short-term obligations and government securities, the fund paid $10,023 for securities during the report period and received $11,839 from securities it sold or that matured.

FEDERAL TAX DATA
------------------------------------------------------------------------
PORTFOLIO COST                                                   $16,127
NET UNREALIZED GAINS AND LOSSES:
Gains                                                             $1,736
Losses                                                       +    (1,658)
                                                             -----------
                                                                     $78

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                     $203
Long-term capital gains                                              $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                            Loss amount
  2010                                                              $953


                                                            See financial notes.

FINANCIAL SERVICES FUND -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------
Dividends                                                              $177

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------
Net realized losses on investments sold                                (781)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------
Net unrealized gains on investments                                   1,566

EXPENSES
---------------------------------------------------------------------------
Investment adviser and administrator fees                                43 a
Transfer agent and shareholder service fees                              20 b
Trustees' fees                                                            3 c
Custodian fees                                                           27
Portfolio accounting fees                                                 1
Professional fees                                                        11
Registration fees                                                         7
Shareholder reports                                                       6
Other expenses                                                  +         1
                                                                -----------
Total expenses                                                          119
Expense reduction                                               -        43 d
                                                                -----------
NET EXPENSES                                                             76

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 177
NET EXPENSES                                                    -        76
                                                                -----------
NET INVESTMENT INCOME                                                   101
NET REALIZED LOSSES                                                    (781) e
NET UNREALIZED GAINS                                            +     1,566 e
                                                                -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $886

a Calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d Includes $39 from the investment adviser (CSIM) and $4 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, to 1.10% of average daily net assets. Prior to March 1, 2003, this limit was 0.89%. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $785.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                         11/1/02-4/30/03      11/1/01-10/31/02
Net investment income                               $101                  $251
Net realized losses                                 (781)                 (668)
Net unrealized gains                     +         1,566                   224
                                         -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
   FROM OPERATIONS                                   886                  (193)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                 260                   193
Distributions from net realized gains    +            --                   123
                                         -------------------------------------
TOTAL DISTRIBUTIONS PAID                            $260                  $316 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                    11/1/02-4/30/03          11/1/01-10/31/02
                                 QUANTITY      VALUE       QUANTITY     VALUE
Shares sold                            50       $475            237    $2,445
Shares reinvested                      28        260             29       290
Shares redeemed                  +   (255)    (2,346)          (633)   (6,384) b
                                 ---------------------- -----------------------
NET DECREASE                         (177)   ($1,611)         (367)   ($3,649)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                    11/1/02-4/30/03          11/1/01-10/31/02
                                 SHARES   NET ASSETS       SHARES  NET ASSETS
Beginning of period               1,820      $17,173        2,187     $21,331
Total decrease                +    (177)        (985)        (367)     (4,158) c
                              ------------------------------------------------
END OF PERIOD                     1,643      $16,188        1,820     $17,173 d

a The tax-basis components of distributions paid for the prior year are:

Ordinary income            $316
Long-term capital gains     $--

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD              $1
PRIOR PERIOD                $4

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $44 and $203 at the end of the current period and the prior period, respectively.


                                                             See financial notes

HEALTH CARE FOCUS FUND

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the fund with the S&P Health Care Sector Index and the Morningstar Health Care Fund category.

[BAR CHART]

                            FUND    S&P HEALTH CARE SECTOR INDEX   CATEGORY AVERAGE
6 MONTHS                    1.89%              3.78%                    4.93%
1 YEAR                    -14.05%             -9.07%                   12.54%
SINCE INCEPTION: 7/3/00   -10.18%             -6.38%                     n/a

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the S&P Health Care Sector Index and the S&P 500(R) Index.

[LINE CHART]

$7,377 FUND
$8,296 S&P HEALTH CARE SECTOR INDEX
$6,570 S&P 500 INDEX

            SWHFX   S&P Health Care Sector Index   S&P 500 Index
03-Jul-00   10000             10000                   10000
   Jul-00    9450              9439                    9844
   Aug-00    9820              9504                   10455
   Sep-00   10160              9976                    9903
   Oct-00   10270             10342                    9862
   Nov-00   10460             10782                    9085
   Dec-00   10905             11084                    9129
   Jan-01    9848             10180                    9453
   Feb-01    9797             10204                    8591
   Mar-01    8892              9446                    8046
   Apr-01    9268              9705                    8672
   May-01    9492              9824                    8730
   Jun-01    9278              9367                    8518
   Jul-01    9594              9871                    8434
   Aug-01    9258              9522                    7906
   Sep-01    9228              9660                    7267
   Oct-01    9146              9613                    7406
   Nov-01    9624             10081                    7974
   Dec-01    9335              9760                    8044
   Jan-02    9111              9668                    7927
   Feb-02    8989              9706                    7774
   Mar-02    9101              9726                    8066
   Apr-02    8582              9124                    7577
   May-02    8389              8950                    7521
   Jun-02    7657              8129                    6986
   Jul-02    7291              7962                    6442
   Aug-02    7433              8060                    6484
   Sep-02    6986              7542                    5779
   Oct-02    7240              7994                    6287
   Nov-02    7342              8210                    6658
   Dec-02    7060              7922                    6267
   Jan-03    7009              7892                    6103
   Feb-03    6825              7750                    6011
   Mar-03    7080              8016                    6069
30-Apr-03    7377              8296                    6570

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Health Care Fund category for the six-month and one-year periods was 184 and 179, respectively.


Schwab Focus Funds

HEALTH CARE FOCUS FUND

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

                                         % OF
SECURITY                              INVESTMENTS
-------------------------------------------------
(1)  PFIZER, INC.                       17.4%
-------------------------------------------------
(2)  JOHNSON & JOHNSON                  13.9%
-------------------------------------------------
(3)  MERCK & CO., INC.                  10.2%
-------------------------------------------------
(4)  BRISTOL-MYERS SQUIBB CO.            7.2%
-------------------------------------------------
(5)  ELI LILLY & CO.                     4.7%
-------------------------------------------------
(6)  WYETH                               4.1%
-------------------------------------------------
(7)  ABBOTT LABORATORIES                 3.8%
-------------------------------------------------
(8)  MEDTRONIC, INC.                     3.8%
-------------------------------------------------
(9)  BOSTON SCIENTIFIC CORP.             3.4%
-------------------------------------------------
(10) UNITEDHEALTH GROUP, INC.            2.5%
-------------------------------------------------
     TOTAL                              71.0%

 STATISTICS

NUMBER OF HOLDINGS                             50
-------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)         $68,551
-------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                   23.5
-------------------------------------------------
PRICE/BOOK RATIO (P/B)                        6.4
-------------------------------------------------
PORTFOLIO TURNOVER RATE 2                      54%
-------------------------------------------------
EXPENSE RATIO 3                              1.10%
-------------------------------------------------

INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]


97.8%     HEALTHCARE/DRUG & MEDICINE
2.2%      OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).


                                                              Schwab Focus Funds

HEALTH CARE FOCUS FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                  11/1/02-    11/1/01-  11/1/00-  7/3/00 1-
                                                   4/30/03    10/31/02  10/31/01  10/31/00
------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------
Net asset value at beginning of period                7.12       9.00    10.27     10.00
                                                  ----------------------------------------
Income or loss from investment operations:
  Net investment income or loss                       0.02       0.03     0.00 2   (0.00) 2
  Net realized and unrealized gains or losses         0.11      (1.90)   (1.10)     0.27
                                                  ----------------------------------------
  Total income or loss from investment operations     0.13      (1.87)   (1.10)     0.27

Less distributions:
  Dividends from net investment income               (0.03)     (0.01)   (0.00) 2     --
  Distributions from net realized gains                 --         --    (0.17)       --
                                                  ----------------------------------------
  Total distributions                                (0.03)     (0.01)   (0.17)       --
                                                  ----------------------------------------
Net asset value at end of period                      7.22       7.12     9.00     10.27
                                                  ----------------------------------------
Total return (%)                                      1.89 3   (20.84)  (10.94)     2.70 3

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.96 4     0.89     0.89      0.89 4
Expense reductions reflected in above ratio           0.38 4     0.29     0.28      1.15 4
Ratio of net investment income or loss to
  average net assets                                  0.53 4     0.25     0.06     (0.02) 4
Portfolio turnover rate                                 54 3       99       92        41 3
Net assets, end of period ($ x 1,000,000)               21         21       32        28

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003 unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                               COST     MARKET VALUE
HOLDINGS BY CATEGORY      ($ x 1,000)    ($ x 1,000)
----------------------------------------------------
 99.7% COMMON STOCK           22,870       21,060
  0.3% SHORT-TERM
       INVESTMENT                 56           56
----------------------------------------------------
100.0% TOTAL INVESTMENTS      22,926       21,116

                                                        MKT. VALUE
       SECURITY AND NUMBER OF SHARES                    ($ x 1,000)
       COMMON STOCK
       99.7% of investments

       BUSINESS SERVICES  0.7%
       ----------------------------------------------------------
       o Thermo Electron Corp.    8,000                    145

         CONSUMER NON-DURABLE  0.2%
       ----------------------------------------------------------
       o Service Corp. International    14,500              49

         HEALTHCARE / DRUGS & MEDICINE  97.8%
       ----------------------------------------------------------
     (7) Abbott Laboratories    19,785                     804
         Alpharma, Inc., Class A    4,300                   80
         AmerisourceBergen Corp.    3,200                  185
       o Anthem, Inc.    2,900                             199
       o Apogent Technologies, Inc.    9,000               155
       o Biosite, Inc.    800                               34
   o (9) Boston Scientific Corp.    16,900                 728
     (4) Bristol-Myers Squibb Co.    59,410              1,517
         Cardinal Health, Inc.    8,350                    462
       o Chattem, Inc.    8,300                            113
       o Covance, Inc.    4,500                             80
       o Coventry Health Care, Inc.    2,300                94
     (5) Eli Lilly & Co.    15,620                         997
       o Endo Pharmaceutical Holdings, Inc.    3,300        55
       o Forest Laboratories, Inc., Class A    7,400       383
         HCA, Inc.    10,400                               334
       o Health Net, Inc.    4,800                         125
       o Humana, Inc.    9,800                             108
     (2) Johnson & Johnson    51,980                     2,930
       o King Pharmaceuticals, Inc.    9,400               119
       o Martek Biosciences Corp.    1,700                  58
         McKesson Corp.    11,200                          311
     (8) Medtronic, Inc.    16,820                         803
     (3) Merck & Co., Inc.    37,105                     2,159
         Mylan Laboratories, Inc.    1,500                  42
         Omnicare, Inc.    5,600                           148
       o Pacificare Health Systems, Inc.    10,900         347
       o Pediatrix Medical Group, Inc.    5,600            178
     (1) Pfizer, Inc.    119,423                         3,672
       o Pharmaceutical Resources, Inc.    1,800            79
         PolyMedica Corp.    3,200                         119
       o PSS World Medical, Inc.    38,300                 230
       o Sierra Health Services, Inc.    3,400              56
       o Sola International, Inc.    14,100                198
       o St. Jude Medical, Inc.     1,900                  100
       o Steris Corp.    3,300                              75
       o Thoratec Corp.    5,500                            76
       o Triad Hospitals, Inc.    4,600                    101
    (10) UnitedHealth Group, Inc.    5,700                 525
       o VCA Antech, Inc.    13,900                        233
         Vital Signs, Inc.     3,200                        91
       o Watson Pharmaceuticals, Inc.    3,300              96
       o WellPoint Health Networks, Inc.    1,200           91
         West Pharmaceutical Services, Inc.    11,600      277
       o Wright Medical Group, Inc.    10,900              207
     (6) Wyeth    20,100                                   875
                                                       -------
                                                        20,649

       INSURANCE  1.0%
       -------------------------------------------------------
       o Cobalt Corp.    13,200                            217


                                                            See financial notes.

HEALTH CARE FOCUS FUND -- Financials

        SECURITY                          FACE VALUE    MKT. VALUE
            RATE, MATURITY DATE           ($ x 1,000)   ($ x 1,000)
        SHORT-TERM INVESTMENT
        0.3% of investments

        Brown Brothers Harriman,
        Grand Cayman Time Deposit
          0.80%, 05/01/03                      56           56
        ----------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------
Investments, at market value
  (including $99 of securities on loan)                         $21,116 a
Collateral held for securities on loan                              103
Receivables:
  Fund shares sold                                                   17
  Dividends                                                          21
Prepaid expenses                                            +         7
                                                            -----------
TOTAL ASSETS                                                     21,264

LIABILITIES
-----------------------------------------------------------------------
Collateral held for securities on loan                              103
Payables:
  Fund shares redeemed                                               11
  Investments bought                                                 25
  Investment adviser and administrator fees                           1
  Transfer agent and shareholder service fees                         1
Accrued expenses                                            +        33
                                                            -----------
TOTAL LIABILITIES                                                   174

NET ASSETS
-----------------------------------------------------------------------
TOTAL ASSETS                                                     21,264
TOTAL LIABILITIES                                           -       174
                                                            -----------
NET ASSETS                                                      $21,090

NET ASSETS BY SOURCE
Capital received from investors                                  30,872
Net investment income not yet distributed                            19
Net realized capital losses                                      (7,991)
Net unrealized capital losses                                    (1,810)

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$21,090              2,921                 $7.22


a The fund paid $22,926 for these securities. Not counting short-term obligations and government securities, the fund paid $11,205 for securities during the report period and received $11,941 from securities it sold or that matured.

FEDERAL TAX DATA
-----------------------------------------------------------------------

PORTFOLIO COST                                                  $23,597
NET UNREALIZED GAINS AND LOSSES:
Gains                                                            $1,341
Losses                                                      +    (3,822)
                                                            -----------
                                                                ($2,481)

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                     $64
Long-term capital gains                                             $--

UNUSED CAPITAL LOSSES:

Expires 10/31 of:                                           Loss amount
2009                                                             $1,467
2010                                                        +     4,029
                                                            -----------
                                                                 $5,496


                                                            See financial notes.

HEALTH CARE FOCUS FUND -- Financials

Statement of
OPERATIONS
For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------
Dividends                                                          $152

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------
Net realized losses on investments sold                          (1,785)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------------
Net unrealized gains on investments                               2,108

EXPENSES
-----------------------------------------------------------------------
Investment adviser and administrator fees                            55 a
Transfer agent and shareholder service fees                          26 b
Trustees' fees                                                        2 c
Custodian fees                                                       21
Portfolio accounting fees                                             2
Professional fees                                                    11
Registration fees                                                     7
Shareholder reports                                                  11
Other expenses                                              +         1
                                                            -----------
Total expenses                                                      136
Expense reduction                                           -        38 d
                                                            -----------
NET EXPENSES                                                         98

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             152
NET EXPENSES                                                -        98
                                                            -----------
NET INVESTMENT INCOME                                                54
NET REALIZED LOSSES                                              (1,785) e
NET UNREALIZED GAINS                                        +     2,108 e
                                                            -----------
INCREASE IN NET ASSETS FROM OPERATIONS                             $377

a Calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 1.10% of average daily net assets. Prior to March 1, 2003, this limit was 0.89%. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $323.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------
                                          11/1/02-4/30/03   11/1/01-10/31/02
Net investment income                              $54                  $69
Net realized losses                             (1,785)              (3,607)
Net unrealized gains or losses                 + 2,108               (3,051)
                                              ------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                  377               (6,589)

DISTRIBUTIONS PAID
----------------------------------------------------------------------------
Dividends from net investment income               $99                  $19 a

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------
                                    11/1/02-4/30/03       11/1/01-10/31/02
                                   QUANTITY     VALUE    QUANTITY     VALUE
Shares sold                             232     $1,609       640     $5,425
Shares reinvested                        14         99         2         17
Shares redeemed                       +(339)    (2,361)   (1,184)    (9,378)
                                   -----------------------------------------
NET DECREASE                            (93)     ($653)     (542)   ($3,936) b

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------
                                     11/1/02-4/30/03      11/1/01-10/31/02
                                   SHARES   NET ASSETS   SHARES   NET ASSETS
Beginning of period                3,014      $21,465    3,556      $32,009
Total decrease                     + (93)        (375)    (542)     (10,544) c
                                   -------------------------------------------
END OF PERIOD                      2,921      $21,090    3,014      $21,465 d

a The tax-basis components of distributions paid for the prior year are:

Ordinary income            $19
Long-term capital gains    $--

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD             $2
PRIOR PERIOD$              $7

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $19 and $64 at the end of the current period and the prior period, respectively.


                                                            See financial notes.

TECHNOLOGY FOCUS FUND

PERFORMANCE as of 4/30/03

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the fund with the S&P Technology Sector Index and the Morningstar Technology Fund category.

[BAR CHART]

                           FUND    S&P TECHNOLOGY SECTOR INDEX    CATEGORY AVERAGE
6 MONTHS                    7.24              8.61                      10.23
1 YEAR                    -19.01             -16.2                     -23.12
SINCE INCEPTION: 7/3/00   -33.79            -35.49                       n/a

PERFORMANCE OF A $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the S&P Technology Sector Index and the S&P 500(R) Index.

$3,110 FUND
$2,889 S&P TECHNOLOGY SECTOR INDEX
$6,570 S&P 500 INDEX

[LINE CHART]

            Fund    S&P Technology Sector Index   S&P 500 Index
 3-Jul-00   10000             10000                   10000
   Jul-00    9480              9523                    9844
   Aug-00   10910             10590                   10455
   Sep-00    9220              8607                    9903
   Oct-00    8520              8109                    9862
   Nov-00    6500              6440                    9085
   Dec-00    5940              5734                    9129
   Jan-01    6950              6761                    9453
   Feb-01    5110              4868                    8591
   Mar-01    4420              4250                    8046
   Apr-01    5320              4969                    8672
   May-01    5240              4721                    8730
   Jun-01    5290              4776                    8518
   Jul-01    4850              4492                    8434
   Aug-01    4210              3926                    7906
   Sep-01    3270              3154                    7267
   Oct-01    3860              3702                    7406
   Nov-01    4480              4334                    7974
   Dec-01    4500              4250                    8044
   Jan-02    4560              4309                    7927
   Feb-02    4040              3705                    7774
   Mar-02    4320              3934                    8066
   Apr-02    3840              3447                    7577
   May-02    3670              3314                    7521
   Jun-02    3290              2912                    6986
   Jul-02    2950              2669                    6442
   Aug-02    2880              2637                    6484
   Sep-02    2450              2175                    5779
   Oct-02    2900              2660                    6287
   Nov-02    3310              3108                    6658
   Dec-02    2890              2660                    6267
   Jan-03    2840              2615                    6103
   Feb-03    2860              2681                    6011
   Mar-03    2810              2650                    6069
30-Apr-03    3110              2889                    6570

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc. As of 4/30/03, the total number of funds in the Morningstar Technology Fund category for the six-month and one-year periods was 335 and 331, respectively.


Schwab Focus Funds

TECHNOLOGY FOCUS FUND

FUND FACTS as of 4/30/03

TOP HOLDINGS 1

                                                   % OF
SECURITY                                        INVESTMENTS
-----------------------------------------------------------
 (1) MICROSOFT CORP.                              17.3%
-----------------------------------------------------------
 (2) INTERNATIONAL BUSINESS MACHINES CORP.         8.7%
-----------------------------------------------------------
 (3) INTEL CORP.                                   8.6%
-----------------------------------------------------------
 (4) CISCO SYSTEMS, INC.                           7.1%
-----------------------------------------------------------
 (5) DELL COMPUTER CORP.                           4.8%
-----------------------------------------------------------
 (6) ORACLE CORP.                                  3.9%
-----------------------------------------------------------
 (7) HEWLETT-PACKARD CO.                           3.2%
-----------------------------------------------------------
 (8) UNITED TECHNOLOGIES CORP.                     2.4%
-----------------------------------------------------------
 (9) TEXAS INSTRUMENTS, INC.                       2.1%
-----------------------------------------------------------
(10) APPLIED MATERIALS, INC.                       1.7%
-----------------------------------------------------------
     TOTAL                                        59.8%

STATISTICS

 NUMBER OF HOLDINGS                                101
-----------------------------------------------------------
 MEDIAN MARKET CAP ($ x 1,000,000)             $59,850
-----------------------------------------------------------
 PRICE/EARNINGS RATIO (P/E)                       33.6
-----------------------------------------------------------
 PRICE/BOOK RATIO (P/B)                            5.1
-----------------------------------------------------------
 PORTFOLIO TURNOVER RATE 2                          46%
-----------------------------------------------------------
 EXPENSE RATIO 3                                  1.10%
-----------------------------------------------------------

 INDUSTRY WEIGHTINGS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

52.7%   BUSINESS MACHINES & SOFTWARE
24.0%   ELECTRONICS
 9.4%   BUSINESS SERVICES
 8.7%   AEROSPACE/DEFENSE
 5.2%   OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).


                                                              Schwab Focus Funds

TECHNOLOGY FOCUS FUND -- Financials

Financial Tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current report period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                    11/1/02-    11/1/01-   11/1/00-   7/3/00 1-
                                                     4/30/03    10/31/02   10/31/01   10/31/00
-----------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period                 2.90       3.86        8.52      10.00
                                                    -------------------------------------------
Income or loss from investment operations:
  Net investment loss                                 (0.01)     (0.02)      (0.03)     (0.02)
  Net realized and unrealized gains or losses          0.22      (0.94)      (4.63)     (1.46)
                                                    -------------------------------------------
  Total income or loss from investment operations      0.21      (0.96)      (4.66)     (1.48)
                                                    -------------------------------------------
Net asset value at end of period                       3.11       2.90        3.86       8.52
                                                    -------------------------------------------
Total return (%)                                       7.24 2   (24.87)     (54.69)    (14.80) 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                   0.96 3     0.89        0.89       0.89 3
Expense reductions reflected in above ratio            0.32 3     0.26        0.27       0.63 3
  Ratio of net investment loss to
  average net assets                                  (0.43) 3   (0.57)      (0.65)     (0.63) 3
Portfolio turnover rate                                  46 2      117         120         37 2
Net assets, end of period ($ x 1,000,000)                28         26          39         48

1 Commencement of operations

2 Not annualized.

3 Annualized.


See financial notes.

PORTFOLIO HOLDINGS as of April 30, 2003 unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                                  COST      MARKET VALUE
HOLDINGS BY CATEGORY        ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------
99.7% COMMON STOCK                32,826       27,677
 0.3% SHORT-TERM
      INVESTMENT                      80           80
--------------------------------------------------------
100.0% TOTAL INVESTMENTS          32,905       27,757

                                                       MKT. VALUE
       SECURITY AND NUMBER OF SHARES                   ($ x 1,000)
       COMMON STOCK
       99.7% of investments

       AEROSPACE / DEFENSE  8.7%
       ----------------------------------------------------------
       The Boeing Co.    16,200                               442
       General Dynamics Corp.    3,500                        217
       Lockheed Martin Corp.    7,900                         395
       Raytheon Co.    8,200                                  246
       Rockwell Collins, Inc.    16,700                       357
     o Sequa Corp., Class A    2,800                           86
   (8) United Technologies Corp.    10,700                    661
                                                            -----
                                                            2,404

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.5%
       ----------------------------------------------------------
       Danaher Corp.    2,200                                 152

       BUSINESS MACHINES & SOFTWARE  52.7%
       ----------------------------------------------------------
       Adobe Systems, Inc.    4,200                           145
     o Advanced Digital Information Corp.    6,900             55
       Analogic Corp.    500                                   24
     o Avocent Corp.    7,100                                 210
     o BMC Software, Inc.    3,300                             49
 o (4) Cisco Systems, Inc.    130,360                       1,961
     o Cray, Inc.    12,300                                    93
 o (5) Dell Computer Corp.    46,416                        1,342
     o EMC Corp.    33,916                                    308
     o Foundry Networks, Inc.    8,400                         91
   (7) Hewlett-Packard Co.    55,317                          902
       IKON Office Solutions, Inc.    9,540                    74
     o Ingram Micro, Inc., Class A    12,000                  120
     o Intergraph Corp.    6,500                              133
   (2) International Business Machines
       Corp.    28,536                                      2,423
     o Lexmark International, Inc., Class A    1,000           74
     o Maxtor Corp.    29,000                                 159
       Microchip Technology, Inc.    2,100                     44
   (1) Microsoft Corp.    187,684                           4,799
     o Network Appliance, Inc.    6,600                        88
 o (6) Oracle Corp.    91,648                               1,089
     o Palm, Inc.    2,900                                     28
     o SRA International, Inc., Class A    2,200               52
     o Storage Technology Corp.    2,100                       52
     o The Titan Corp.    9,900                                79
     o Xerox Corp.    22,700                                  224
                                                           ------
                                                           14,618

       BUSINESS SERVICES 9.4%
       ----------------------------------------------------------
     o Anteon International Corp.    5,800                    137
     o Ariba, Inc.    21,300                                   70
     o BEA Systems, Inc.    4,000                              43
     o Checkfree Corp.    4,500                               124
       Computer Associates International,
       Inc.    5,800                                           94
     o DoubleClick, Inc.    2,900                              25
     o Earthlink, Inc.    11,000                               76
     o eBay, Inc.    4,300                                    399
     o Hyperion Solutions Corp.    1,500                       42
     o IDX Systems Corp.    2,600                              38
     o Infospace, Inc.    5,400                                67
     o Intuit, Inc.    2,600                                  101
     o J.D. Edwards & Co.    4,100                             49
     o Mercury Interactive Corp.    2,000                      68
     o NETIQ Corp.    7,100                                    98
     o Network Associates, Inc.    3,600                       41
     o Overture Services, Inc.    5,200                        56


                                                            See financial notes.

TECHNOLOGY FOCUS FUND -- Financials

PORTFOLIO HOLDINGS continued

                                                       MKT. VALUE
       SECURITY AND NUMBER OF SHARES                   ($ x 1,000)
     o PeopleSoft, Inc.    4,400                               66
     o Red Hat, Inc.    8,000                                  48
     o Sandisk Corp.    9,900                                 240
     o Symantec Corp.    3,400                                149
     o United Online, Inc.    9,200                           206
     o Verint Systems, Inc.    2,200                           43
     o Veritas Software Corp.    7,052                        155
     o Yahoo!, Inc.    6,576                                  163
                                                            -----
                                                            2,598

       CONSUMER NON-DURABLE  0.3%
       ----------------------------------------------------------
     o Electronic Arts, Inc.    1,300                          77

       ELECTRONICS  24.0%
       ----------------------------------------------------------
     o Agere Systems, Inc., Class A    83,900                 150
     o Agilent Technologies, Inc.    9,400                    151
     o Amkor Technology, Inc.    17,700                       134
     o Analog Devices, Inc.    4,972                          165
 o (10)Applied Materials, Inc.    32,312                      472
     o Applied Micro Circuits Corp.    14,200                  64
     o Atmel Corp.    22,300                                   41
     o Avid Technology, Inc.    5,100                         140
     o Avnet, Inc.    7,800                                    99
     o Benchmark Electronics, Inc.    6,000                   156
     o Broadcom Corp., Class A    12,500                      224
     o CCC Information Services Group, Inc.    6,100          101
     o Cree, Inc.    1,300                                     26
       Cubic Corp.    2,300                                    45
     o Cypress Semiconductor Corp.    700                       6
     o Entegris, Inc.    20,500                               235
   (3) Intel Corp.    130,160                               2,395
       ITT Industries, Inc.    3,700                          216
       Linear Technology Corp.    3,600                       124
     o Macromedia, Inc.    3,800                               48
       Maxim Integrated Products, Inc.    2,800               110
     o National Semiconductor Corp.    16,500                 309
     o Omnivision Technologies, Inc.    1,300                  31
     o Photronics, Inc.    2,000                               25
     o Pinnacle Systems, Inc.    9,700                         92
     o PMC-- Sierra, Inc.    8,600                             71
     o Power-One, Inc.    21,000                              123
     o Sanmina-SCI Corp.    12,900                             62
     o Silicon Image, Inc.    9,400                            56
       Symbol Technologies, Inc.    6,800                      74
   (9) Texas Instruments, Inc.    31,100                      575
     o Xilinx, Inc.     5,000                                 135
                                                            -----
                                                            6,655

       MISCELLANEOUS  0.5%
       ----------------------------------------------------------
     o Extreme Networks, Inc.    12,800                        54
     o NetFlix, Inc.    3,600                                  83
                                                              ---
                                                              137

       MISCELLANEOUS FINANCE  0.5%
       ----------------------------------------------------------
     o E*TRADE Group, Inc.    26,600                          146

       PRODUCER GOODS & MANUFACTURING  1.8%
       ----------------------------------------------------------
     o Aeroflex, Inc.    3,600                                 20
       Ametek, Inc.    1,600                                   60
       Honeywell International, Inc.    17,800                420
                                                              ---
                                                              500

       RETAIL  1.0%
       ----------------------------------------------------------
     o Amazon.com, Inc.    10,200                             292

       TRAVEL & RECREATION  0.3%
       ----------------------------------------------------------
     o Scientific Games Corp., Class A    15,000               98

       SECURITY                         FACE VALUE
          RATE, MATURITY DATE           ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.3% of investments

       Brown Brothers Harriman,
       Grand Cayman Time Deposit
        0.80%, 05/01/03                      80                80
       ----------------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------
Investments, at market value
   (including $107 of securities on loan)                       $27,757 a
Collateral held for securities on loan                              112
Receivables:
   Fund shares sold                                                  92
   Dividends                                                          5
Prepaid expenses                                            +         7
                                                            -----------
TOTAL ASSETS                                                     27,973

LIABILITIES
-----------------------------------------------------------------------
Collateral held for securities on loan                              112
Payables:
   Fund shares redeemed                                              14
   Investment adviser and administrator fees                          1
   Transfer agent and shareholder service fees                        1
Accrued expenses                                            +        45
                                                            -----------
TOTAL LIABILITIES                                                   173

NET ASSETS
-----------------------------------------------------------------------
TOTAL ASSETS                                                     27,973
TOTAL LIABILITIES                                           -       173
                                                            -----------
NET ASSETS                                                      $27,800

NET ASSETS BY SOURCE

Capital received from investors                                  76,386
Net investment loss                                                 (56)
Net realized capital losses                                     (43,382)
Net unrealized capital losses                                    (5,148)

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$27,800                    8,944           $3.11

a The fund paid $32,905 for these securities. Not counting short-term obligations and government securities, the fund paid $12,182 for securities during the report period and received $12,062 from securities it sold or that matured.

FEDERAL TAX DATA
-----------------------------------------------------------------------

PORTFOLIO COST                                                  $35,297
NET UNREALIZED GAINS AND LOSSES:
Gains                                                            $2,217
Losses                                                       +   (9,757)
                                                             ----------
                                                                ($7,540)

AS OF OCTOBER 31, 2002:
UNDISTRIBUTED EARNINGS:
Ordinary income                                                     $--
Long-term capital gains                                             $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                           Loss amount
  2008                                                             $723
  2009                                                           18,131
  2010                                                       +   18,264
                                                             ----------
                                                                $37,118


                                                            See financial notes.

TECHNOLOGY FOCUS FUND -- Financials

Statement of
OPERATIONS

For November 1, 2002 through April 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------
Dividends                                                     $69

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------
Net realized losses on investments sold                    (2,892)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------
Net unrealized gains on investments                         4,783

EXPENSES
-----------------------------------------------------------------
Investment adviser and administrator fees                      70 a
Transfer agent and shareholder service fees                    33 b
Trustees' fees                                                  3 c
Custodian fees                                                 24
Portfolio accounting fees                                       2
Professional fees                                              11
Registration fees                                               7
Shareholder reports                                            15
Other expenses                                        +         1
                                                      -----------
Total expenses                                                166
Expense reduction                                     -        41 d
                                                      -----------
NET EXPENSES                                                  125

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        69
NET EXPENSES                                          -       125
                                                      -----------
NET INVESTMENT LOSS                                           (56)
NET REALIZED LOSSES                                        (2,892) e
NET UNREALIZED GAINS                                  +     4,783  e
                                                      -----------
INCREASE IN NET ASSETS FROM OPERATIONS                     $1,835

a Calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 29, 2004, to 1.10% of average daily net assets. Prior to March 1, 2003, this limit was 0.89%. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $1,891.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
-----------------------------------------------------------------------------
                                        11/1/02-4/30/03      11/1/01-10/31/02
Net investment loss                              $(56)                  $(211)
Net realized losses                            (2,892)                (14,163)
Net unrealized gains                    +       4,783                   4,018
                                        -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                              $1,835                $(10,356)

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------
                                   11/1/02-4/30/03         11/1/01-10/31/02
                                 QUANTITY      VALUE     QUANTITY       VALUE
Shares sold                         1,137    $3,442         2,770     $10,781
Shares redeemed                  + (1,069)   (3,178)       (3,948)    (13,544) a
                                 --------------------------------------------
NET INCREASE OR
  DECREASE                             68      $264        (1,178)    $(2,763)

SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------
                                   11/1/02-4/30/03         11/1/01-10/31/02
                                 SHARES   NET ASSETS       SHARES  NET ASSETS
Beginning of period              8,876      $25,701        10,054     $38,820
Total increase or
  decrease                     +    68        2,099        (1,178)    (13,119) b
                               ----------------------------------------------
END OF PERIOD                    8,944      $27,800         8,876     $25,701 c

a Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

  CURRENT PERIOD            $7
  PRIOR PERIOD             $15

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $56 for the current period and $-- for the prior period.


                                                            See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab Core Equity Fund(TM)
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Schwab U.S. MarketMasters Fund(TM)
  Schwab Balanced MarketMasters Fund(TM)
  Schwab Small-Cap MarketMasters Fund(TM)
  Schwab International MarketMasters Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
  Institutional Select S&P 500 Fund
  Institutional Select Large-Cap Value Index Fund
  Institutional Select Small-Cap Value Index Fund

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE COMMUNICATIONS FOCUS FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date.


Schwab Focus Funds

Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                            AMOUNT
                          OUTSTANDING      AVERAGE        AVERAGE
                          AT 4/30/03      BORROWING*     INTEREST
FUND                      ($ x 1,000)    ($ x 1,000)     RATE*(%)
-----------------------------------------------------------------
COMMUNICATIONS
FOCUS FUND                        --             48        1.70
-----------------------------------------------------------------
FINANCIAL SERVICES
FOCUS FUND                        --             52        1.71
-----------------------------------------------------------------
HEALTH CARE
FOCUS FUND                        --             46        1.70
-----------------------------------------------------------------
TECHNOLOGY
FOCUS FUND                        --             67        1.74
-----------------------------------------------------------------

*  For the six-month period ended 4/30/03.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. These transactions may include other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.


                                                              Schwab Focus Funds

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in
U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Focus Funds

GLOSSARY



Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


                                                              Schwab Focus Funds

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index FUND(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
Schwab MarketMasters Funds(TM)
  Schwab U.S. MarketMasters Fund(TM)
  Schwab Small-Cap MarketMasters Fund(TM)
  Schwab International MarketMasters Fund(TM)
  Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  Schwab All Equity Portfolio
  Schwab Growth Portfolio
  Schwab Balanced Portfolio
  Schwab Conservative Portfolio

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG21470-02

Item 2:  Code of Ethics - Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert - Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services - Not applicable to this semi-annual report.

Item 5:  Not applicable.

Item 6:  Reserved.

Item 7:  Not applicable.

Item 8:  Reserved.

Item 9:  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Chief Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) There have been no changes in Registrant's internal controls that the above officers believe to be significant, or in other factors that the above officers believe could significantly affect these controls, including any corrective action with regard to significant deficiencies and material weakness, since the date of the evaluation referred to above.

Item 10: Exhibits attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By: /s/ Randall W. Merk
    ----------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    --------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: July 7, 2003


By: /s/ Tai-Chin Tung
    --------------------------------
    Tai-Chin Tung
    Chief Financial Officer

Date: July 7, 2003